UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08274

MassMutual Select Funds
(Exact name of registrant as specified in charter)

1295 State Street, Springfield, MA	01111
(Address of principal executive offices)	(Zip code)

Douglas Steele
1295 State Street, Springfield, MA 01111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(413) 744-1000

Date of fiscal year end:	09/30/2024

Date of reporting period:	09/30/2024

Item 1. Reports to Stockholders.

(a)	The Reports to Stockholders are attached herewith.

MassMutual Total Return Bond Fund
Class I | MSPZX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Total Return Bond Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$35	0.33%
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• The Fund’s duration and yield curve positioning were favorable for Fund performance
• Security selection and allocation to MBS was positive
• Other securitized assets in CMBS and ABS also aided performance
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• The Fund’s underweight to corporate credit in investment grade detracted as credit was an area of strength and spreads declined
• Selection in U.S. Treasury securities with the Fund’s positioning emphasis on intermediate maturities while treasuries of longer-term maturities outperformed
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-IYFB6

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class I - without sales charge	12.62	0.57	1.95
Bloomberg U.S. Aggregate Bond Index	11.57	0.33	1.84
The Fund’s name and investment strategy changed on October 27, 2014. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$705.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	538
Total Advisory Fees Paid During the Reporting Period	$2,370,990
Portfolio Turnover Rate	508%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
U.S. Government Agency Obligations and Instrumentalities	35.1%
U.S. Treasury Obligations	30.0%
Non-U.S. Government Agency Obligations	15.6%
Corporate Debt	14.9%
Repurchase Agreement	1.5%
Bank Loans	1.2%
Municipal Obligations	0.5%
Sovereign Debt Obligations	0.5%
Investment of Cash Collateral from Securities Loaned	0.4%
Common Stock	0.1%
MM202912-309770	PAGE 2	TSR-AR-IYFB6

HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.88% to 0.83% to coincide with this change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IYFB6

MassMutual Total Return Bond Fund
Class R5 | MSPSX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Total Return Bond Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$46	0.43%
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• The Fund’s duration and yield curve positioning were favorable for Fund performance
• Security selection and allocation to MBS was positive
• Other securitized assets in CMBS and ABS also aided performance
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• The Fund’s underweight to corporate credit in investment grade detracted as credit was an area of strength and spreads declined
• Selection in U.S. Treasury securities with the Fund’s positioning emphasis on intermediate maturities while treasuries of longer-term maturities outperformed
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-IYFB1

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R5 - without sales charge	12.58	0.47	1.85
Bloomberg U.S. Aggregate Bond Index	11.57	0.33	1.84
The Fund’s name and investment strategy changed on October 27, 2014. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$705.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	538
Total Advisory Fees Paid During the Reporting Period	$2,370,990
Portfolio Turnover Rate	508%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
U.S. Government Agency Obligations and Instrumentalities	35.1%
U.S. Treasury Obligations	30.0%
Non-U.S. Government Agency Obligations	15.6%
Corporate Debt	14.9%
Repurchase Agreement	1.5%
Bank Loans	1.2%
Municipal Obligations	0.5%
Sovereign Debt Obligations	0.5%
Investment of Cash Collateral from Securities Loaned	0.4%
Common Stock	0.1%
MM202912-309770	PAGE 2	TSR-AR-IYFB1

HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.88% to 0.83% to coincide with this change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IYFB1

MassMutual Total Return Bond Fund
Service Class | MSPHX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Total Return Bond Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$56	0.53%
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• The Fund’s duration and yield curve positioning were favorable for Fund performance
• Security selection and allocation to MBS was positive
• Other securitized assets in CMBS and ABS also aided performance
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• The Fund’s underweight to corporate credit in investment grade detracted as credit was an area of strength and spreads declined
• Selection in U.S. Treasury securities with the Fund’s positioning emphasis on intermediate maturities while treasuries of longer-term maturities outperformed
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-IYFB3

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Service Class - without sales charge	12.45	0.37	1.74
Bloomberg U.S. Aggregate Bond Index	11.57	0.33	1.84
The Fund’s name and investment strategy changed on October 27, 2014. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$705.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	538
Total Advisory Fees Paid During the Reporting Period	$2,370,990
Portfolio Turnover Rate	508%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
U.S. Government Agency Obligations and Instrumentalities	35.1%
U.S. Treasury Obligations	30.0%
Non-U.S. Government Agency Obligations	15.6%
Corporate Debt	14.9%
Repurchase Agreement	1.5%
Bank Loans	1.2%
Municipal Obligations	0.5%
Sovereign Debt Obligations	0.5%
Investment of Cash Collateral from Securities Loaned	0.4%
Common Stock	0.1%
MM202912-309770	PAGE 2	TSR-AR-IYFB3

HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.88% to 0.83% to coincide with this change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IYFB3

MassMutual Total Return Bond Fund
Administrative Class | MSPLX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Total Return Bond Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$67	0.63%
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• The Fund’s duration and yield curve positioning were favorable for Fund performance
• Security selection and allocation to MBS was positive
• Other securitized assets in CMBS and ABS also aided performance
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• The Fund’s underweight to corporate credit in investment grade detracted as credit was an area of strength and spreads declined
• Selection in U.S. Treasury securities with the Fund’s positioning emphasis on intermediate maturities while treasuries of longer-term maturities outperformed
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-IYFB4

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Administrative Class - without sales charge	12.20	0.25	1.64
Bloomberg U.S. Aggregate Bond Index	11.57	0.33	1.84
The Fund’s name and investment strategy changed on October 27, 2014. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$705.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	538
Total Advisory Fees Paid During the Reporting Period	$2,370,990
Portfolio Turnover Rate	508%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
U.S. Government Agency Obligations and Instrumentalities	35.1%
U.S. Treasury Obligations	30.0%
Non-U.S. Government Agency Obligations	15.6%
Corporate Debt	14.9%
Repurchase Agreement	1.5%
Bank Loans	1.2%
Municipal Obligations	0.5%
Sovereign Debt Obligations	0.5%
Investment of Cash Collateral from Securities Loaned	0.4%
Common Stock	0.1%
MM202912-309770	PAGE 2	TSR-AR-IYFB4

HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.88% to 0.83% to coincide with this change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IYFB4

MassMutual Total Return Bond Fund
Class R4 | MSPGX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Total Return Bond Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$83	0.78%
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• The Fund’s duration and yield curve positioning were favorable for Fund performance
• Security selection and allocation to MBS was positive
• Other securitized assets in CMBS and ABS also aided performance
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• The Fund’s underweight to corporate credit in investment grade detracted as credit was an area of strength and spreads declined
• Selection in U.S. Treasury securities with the Fund’s positioning emphasis on intermediate maturities while treasuries of longer-term maturities outperformed
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-IYFB2

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R4 - without sales charge	12.06	0.11	1.49
Bloomberg U.S. Aggregate Bond Index	11.57	0.33	1.84
The Fund’s name and investment strategy changed on October 27, 2014. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$705.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	538
Total Advisory Fees Paid During the Reporting Period	$2,370,990
Portfolio Turnover Rate	508%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
U.S. Government Agency Obligations and Instrumentalities	35.1%
U.S. Treasury Obligations	30.0%
Non-U.S. Government Agency Obligations	15.6%
Corporate Debt	14.9%
Repurchase Agreement	1.5%
Bank Loans	1.2%
Municipal Obligations	0.5%
Sovereign Debt Obligations	0.5%
Investment of Cash Collateral from Securities Loaned	0.4%
Common Stock	0.1%
MM202912-309770	PAGE 2	TSR-AR-IYFB2

HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.88% to 0.83% to coincide with this change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IYFB2

MassMutual Total Return Bond Fund
Class A | MPTRX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Total Return Bond Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$90	0.85%
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• The Fund’s duration and yield curve positioning were favorable for Fund performance
• Security selection and allocation to MBS was positive
• Other securitized assets in CMBS and ABS also aided performance
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• The Fund’s underweight to corporate credit in investment grade detracted as credit was an area of strength and spreads declined
• Selection in U.S. Treasury securities with the Fund’s positioning emphasis on intermediate maturities while treasuries of longer-term maturities outperformed
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-IYFBH

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class A - without sales charge	12.03	0.02	1.40
Class A - with maximum sales charge	7.27	-0.84	0.96
Bloomberg U.S. Aggregate Bond Index	11.57	0.33	1.84
The Fund’s name and investment strategy changed on October 27, 2014. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$705.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	538
Total Advisory Fees Paid During the Reporting Period	$2,370,990
Portfolio Turnover Rate	508%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
U.S. Government Agency Obligations and Instrumentalities	35.1%
U.S. Treasury Obligations	30.0%
Non-U.S. Government Agency Obligations	15.6%
Corporate Debt	14.9%
Repurchase Agreement	1.5%
Bank Loans	1.2%
Municipal Obligations	0.5%
Sovereign Debt Obligations	0.5%
Investment of Cash Collateral from Securities Loaned	0.4%
Common Stock	0.1%
MM202912-309770	PAGE 2	TSR-AR-IYFBH

HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.88% to 0.83% to coincide with this change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IYFBH

MassMutual Total Return Bond Fund
Class R3 | MSPNX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Total Return Bond Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$109	1.03%
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• The Fund’s duration and yield curve positioning were favorable for Fund performance
• Security selection and allocation to MBS was positive
• Other securitized assets in CMBS and ABS also aided performance
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• The Fund’s underweight to corporate credit in investment grade detracted as credit was an area of strength and spreads declined
• Selection in U.S. Treasury securities with the Fund’s positioning emphasis on intermediate maturities while treasuries of longer-term maturities outperformed
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-IYFB5

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R3 - without sales charge	11.85	-0.12	1.24
Bloomberg U.S. Aggregate Bond Index	11.57	0.33	1.84
The Fund’s name and investment strategy changed on October 27, 2014. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$705.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	538
Total Advisory Fees Paid During the Reporting Period	$2,370,990
Portfolio Turnover Rate	508%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
U.S. Government Agency Obligations and Instrumentalities	35.1%
U.S. Treasury Obligations	30.0%
Non-U.S. Government Agency Obligations	15.6%
Corporate Debt	14.9%
Repurchase Agreement	1.5%
Bank Loans	1.2%
Municipal Obligations	0.5%
Sovereign Debt Obligations	0.5%
Investment of Cash Collateral from Securities Loaned	0.4%
Common Stock	0.1%
MM202912-309770	PAGE 2	TSR-AR-IYFB5

HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.88% to 0.83% to coincide with this change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IYFB5

MassMutual Diversified Value Fund
Class I | MDDIX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Diversified Value Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$73	0.64%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 1000® Value Index:
• An underweight allocation to and stock selection within the information technology sector
• Stock selection within the health care sector
• An overweight allocation to and stock selection within the financials sector
Top detractors to the Fund’s performance relative to the Russell 1000 Value Index:
• An overweight allocation to and stock selection within the energy sector
• Stock selection within the materials sector
• Stock selection within the consumer staples sector
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-IYFCI

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class I - without sales charge	29.01	11.84	9.87
Russell 3000 Index[1]	35.19	15.26	12.83
Russell 1000 Value Index	27.76	10.69	9.23
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 1000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$634.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	232
Total Advisory Fees Paid During the Reporting Period	$1,243,976
Portfolio Turnover Rate	46%
MM202912-309770	PAGE 2	TSR-AR-IYFCI

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
JP Morgan Chase & Co.	5.0%
AbbVie, Inc.	3.5%
Johnson & Johnson	2.7%
Bank of America Corp.	2.7%
Chevron Corp.	2.2%
Lowe’s Cos., Inc.	2.1%
Caterpillar, Inc.	1.9%
Verizon Communications, Inc.	1.9%
Philip Morris International, Inc.	1.9%
Wells Fargo & Co.	1.7%

Sectors (% of Total Investments)
Financials	30.0%
Health Care	16.3%
Industrials	12.4%
Consumer Discretionary	8.3%
Energy	7.3%
Consumer Staples	6.2%
Communication Services	5.9%
Information Technology	4.5%
Utilities	4.2%
Materials	2.8%
Exchange-Traded Funds	1.7%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective March 26, 2024, T. Rowe Price Associates, Inc. was removed as a subadviser to the Fund.
On September 23, 2024, the MassMutual Fundamental Value Fund was merged into the Fund and shareholders of the MassMutual Fundamental Value Fund became shareholders of the Fund.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IYFCI

MassMutual Diversified Value Fund
Class R5 | MDVSX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Diversified Value Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$86	0.75%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 1000® Value Index:
• An underweight allocation to and stock selection within the information technology sector
• Stock selection within the health care sector
• An overweight allocation to and stock selection within the financials sector
Top detractors to the Fund’s performance relative to the Russell 1000 Value Index:
• An overweight allocation to and stock selection within the energy sector
• Stock selection within the materials sector
• Stock selection within the consumer staples sector
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-IYFC1

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R5 - without sales charge	28.97	11.73	9.76
Russell 3000 Index[1]	35.19	15.26	12.83
Russell 1000 Value Index	27.76	10.69	9.23
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 1000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$634.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	232
Total Advisory Fees Paid During the Reporting Period	$1,243,976
Portfolio Turnover Rate	46%
MM202912-309770	PAGE 2	TSR-AR-IYFC1

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
JP Morgan Chase & Co.	5.0%
AbbVie, Inc.	3.5%
Johnson & Johnson	2.7%
Bank of America Corp.	2.7%
Chevron Corp.	2.2%
Lowe’s Cos., Inc.	2.1%
Caterpillar, Inc.	1.9%
Verizon Communications, Inc.	1.9%
Philip Morris International, Inc.	1.9%
Wells Fargo & Co.	1.7%

Sectors (% of Total Investments)
Financials	30.0%
Health Care	16.3%
Industrials	12.4%
Consumer Discretionary	8.3%
Energy	7.3%
Consumer Staples	6.2%
Communication Services	5.9%
Information Technology	4.5%
Utilities	4.2%
Materials	2.8%
Exchange-Traded Funds	1.7%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective March 26, 2024, T. Rowe Price Associates, Inc. was removed as a subadviser to the Fund.
On September 23, 2024, the MassMutual Fundamental Value Fund was merged into the Fund and shareholders of the MassMutual Fundamental Value Fund became shareholders of the Fund.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IYFC1

MassMutual Diversified Value Fund
Service Class | MDVYX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Diversified Value Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$97	0.85%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 1000® Value Index:
• An underweight allocation to and stock selection within the information technology sector
• Stock selection within the health care sector
• An overweight allocation to and stock selection within the financials sector
Top detractors to the Fund’s performance relative to the Russell 1000 Value Index:
• An overweight allocation to and stock selection within the energy sector
• Stock selection within the materials sector
• Stock selection within the consumer staples sector
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-IYFC3

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Service Class - without sales charge	28.86	11.62	9.65
Russell 3000 Index[1]	35.19	15.26	12.83
Russell 1000 Value Index	27.76	10.69	9.23
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 1000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$634.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	232
Total Advisory Fees Paid During the Reporting Period	$1,243,976
Portfolio Turnover Rate	46%
MM202912-309770	PAGE 2	TSR-AR-IYFC3

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
JP Morgan Chase & Co.	5.0%
AbbVie, Inc.	3.5%
Johnson & Johnson	2.7%
Bank of America Corp.	2.7%
Chevron Corp.	2.2%
Lowe’s Cos., Inc.	2.1%
Caterpillar, Inc.	1.9%
Verizon Communications, Inc.	1.9%
Philip Morris International, Inc.	1.9%
Wells Fargo & Co.	1.7%

Sectors (% of Total Investments)
Financials	30.0%
Health Care	16.3%
Industrials	12.4%
Consumer Discretionary	8.3%
Energy	7.3%
Consumer Staples	6.2%
Communication Services	5.9%
Information Technology	4.5%
Utilities	4.2%
Materials	2.8%
Exchange-Traded Funds	1.7%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective March 26, 2024, T. Rowe Price Associates, Inc. was removed as a subadviser to the Fund.
On September 23, 2024, the MassMutual Fundamental Value Fund was merged into the Fund and shareholders of the MassMutual Fundamental Value Fund became shareholders of the Fund.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IYFC3

MassMutual Diversified Value Fund
Administrative Class | MDDLX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Diversified Value Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$109	0.95%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 1000® Value Index:
• An underweight allocation to and stock selection within the information technology sector
• Stock selection within the health care sector
• An overweight allocation to and stock selection within the financials sector
Top detractors to the Fund’s performance relative to the Russell 1000 Value Index:
• An overweight allocation to and stock selection within the energy sector
• Stock selection within the materials sector
• Stock selection within the consumer staples sector
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-IYFC4

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Administrative Class - without sales charge	28.74	11.51	9.54
Russell 3000 Index[1]	35.19	15.26	12.83
Russell 1000 Value Index	27.76	10.69	9.23
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 1000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$634.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	232
Total Advisory Fees Paid During the Reporting Period	$1,243,976
Portfolio Turnover Rate	46%
MM202912-309770	PAGE 2	TSR-AR-IYFC4

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
JP Morgan Chase & Co.	5.0%
AbbVie, Inc.	3.5%
Johnson & Johnson	2.7%
Bank of America Corp.	2.7%
Chevron Corp.	2.2%
Lowe’s Cos., Inc.	2.1%
Caterpillar, Inc.	1.9%
Verizon Communications, Inc.	1.9%
Philip Morris International, Inc.	1.9%
Wells Fargo & Co.	1.7%

Sectors (% of Total Investments)
Financials	30.0%
Health Care	16.3%
Industrials	12.4%
Consumer Discretionary	8.3%
Energy	7.3%
Consumer Staples	6.2%
Communication Services	5.9%
Information Technology	4.5%
Utilities	4.2%
Materials	2.8%
Exchange-Traded Funds	1.7%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective March 26, 2024, T. Rowe Price Associates, Inc. was removed as a subadviser to the Fund.
On September 23, 2024, the MassMutual Fundamental Value Fund was merged into the Fund and shareholders of the MassMutual Fundamental Value Fund became shareholders of the Fund.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IYFC4

MassMutual Diversified Value Fund
Class R4 | MDDRX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Diversified Value Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$125	1.09%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 1000® Value Index:
• An underweight allocation to and stock selection within the information technology sector
• Stock selection within the health care sector
• An overweight allocation to and stock selection within the financials sector
Top detractors to the Fund’s performance relative to the Russell 1000 Value Index:
• An overweight allocation to and stock selection within the energy sector
• Stock selection within the materials sector
• Stock selection within the consumer staples sector
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-IYFCK

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R4 - without sales charge	28.57	11.35	9.39
Russell 3000 Index[1]	35.19	15.26	12.83
Russell 1000 Value Index	27.76	10.69	9.23
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 1000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$634.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	232
Total Advisory Fees Paid During the Reporting Period	$1,243,976
Portfolio Turnover Rate	46%
MM202912-309770	PAGE 2	TSR-AR-IYFCK

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
JP Morgan Chase & Co.	5.0%
AbbVie, Inc.	3.5%
Johnson & Johnson	2.7%
Bank of America Corp.	2.7%
Chevron Corp.	2.2%
Lowe’s Cos., Inc.	2.1%
Caterpillar, Inc.	1.9%
Verizon Communications, Inc.	1.9%
Philip Morris International, Inc.	1.9%
Wells Fargo & Co.	1.7%

Sectors (% of Total Investments)
Financials	30.0%
Health Care	16.3%
Industrials	12.4%
Consumer Discretionary	8.3%
Energy	7.3%
Consumer Staples	6.2%
Communication Services	5.9%
Information Technology	4.5%
Utilities	4.2%
Materials	2.8%
Exchange-Traded Funds	1.7%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective March 26, 2024, T. Rowe Price Associates, Inc. was removed as a subadviser to the Fund.
On September 23, 2024, the MassMutual Fundamental Value Fund was merged into the Fund and shareholders of the MassMutual Fundamental Value Fund became shareholders of the Fund.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IYFCK

MassMutual Diversified Value Fund
Class A | MDDAX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Diversified Value Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$133	1.16%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 1000® Value Index:
• An underweight allocation to and stock selection within the information technology sector
• Stock selection within the health care sector
• An overweight allocation to and stock selection within the financials sector
Top detractors to the Fund’s performance relative to the Russell 1000 Value Index:
• An overweight allocation to and stock selection within the energy sector
• Stock selection within the materials sector
• Stock selection within the consumer staples sector
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-IYFC2

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class A - without sales charge	28.45	11.23	9.27
Class A - with maximum sales charge	21.38	9.98	8.65
Russell 3000 Index[1]	35.19	15.26	12.83
Russell 1000 Value Index	27.76	10.69	9.23
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 1000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$634.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	232
Total Advisory Fees Paid During the Reporting Period	$1,243,976
Portfolio Turnover Rate	46%
MM202912-309770	PAGE 2	TSR-AR-IYFC2

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
JP Morgan Chase & Co.	5.0%
AbbVie, Inc.	3.5%
Johnson & Johnson	2.7%
Bank of America Corp.	2.7%
Chevron Corp.	2.2%
Lowe’s Cos., Inc.	2.1%
Caterpillar, Inc.	1.9%
Verizon Communications, Inc.	1.9%
Philip Morris International, Inc.	1.9%
Wells Fargo & Co.	1.7%

Sectors (% of Total Investments)
Financials	30.0%
Health Care	16.3%
Industrials	12.4%
Consumer Discretionary	8.3%
Energy	7.3%
Consumer Staples	6.2%
Communication Services	5.9%
Information Technology	4.5%
Utilities	4.2%
Materials	2.8%
Exchange-Traded Funds	1.7%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective March 26, 2024, T. Rowe Price Associates, Inc. was removed as a subadviser to the Fund.
On September 23, 2024, the MassMutual Fundamental Value Fund was merged into the Fund and shareholders of the MassMutual Fundamental Value Fund became shareholders of the Fund.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IYFC2

MassMutual Diversified Value Fund
Class R3 | MDVNX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Diversified Value Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$154	1.35%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 1000® Value Index:
• An underweight allocation to and stock selection within the information technology sector
• Stock selection within the health care sector
• An overweight allocation to and stock selection within the financials sector
Top detractors to the Fund’s performance relative to the Russell 1000 Value Index:
• An overweight allocation to and stock selection within the energy sector
• Stock selection within the materials sector
• Stock selection within the consumer staples sector
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-IYFC5

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R3 - without sales charge	28.30	11.08	9.11
Russell 3000 Index[1]	35.19	15.26	12.83
Russell 1000 Value Index	27.76	10.69	9.23
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 1000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$634.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	232
Total Advisory Fees Paid During the Reporting Period	$1,243,976
Portfolio Turnover Rate	46%
MM202912-309770	PAGE 2	TSR-AR-IYFC5

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
JP Morgan Chase & Co.	5.0%
AbbVie, Inc.	3.5%
Johnson & Johnson	2.7%
Bank of America Corp.	2.7%
Chevron Corp.	2.2%
Lowe’s Cos., Inc.	2.1%
Caterpillar, Inc.	1.9%
Verizon Communications, Inc.	1.9%
Philip Morris International, Inc.	1.9%
Wells Fargo & Co.	1.7%

Sectors (% of Total Investments)
Financials	30.0%
Health Care	16.3%
Industrials	12.4%
Consumer Discretionary	8.3%
Energy	7.3%
Consumer Staples	6.2%
Communication Services	5.9%
Information Technology	4.5%
Utilities	4.2%
Materials	2.8%
Exchange-Traded Funds	1.7%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective March 26, 2024, T. Rowe Price Associates, Inc. was removed as a subadviser to the Fund.
On September 23, 2024, the MassMutual Fundamental Value Fund was merged into the Fund and shareholders of the MassMutual Fundamental Value Fund became shareholders of the Fund.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IYFC5

MassMutual Diversified Value Fund
Class Y | MMNBX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Diversified Value Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$86	0.75%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 1000® Value Index:
• An underweight allocation to and stock selection within the information technology sector
• Stock selection within the health care sector
• An overweight allocation to and stock selection within the financials sector
Top detractors to the Fund’s performance relative to the Russell 1000 Value Index:
• An overweight allocation to and stock selection within the energy sector
• Stock selection within the materials sector
• Stock selection within the consumer staples sector
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (February 1, 2023 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-IYFCY

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	Since Inception (02/01/2023)
Class Y - without sales charge	29.02	12.94
Russell 3000 Index[1]	35.19	23.53
Russell 1000 Value Index	27.76	13.60
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 1000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$634.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	232
Total Advisory Fees Paid During the Reporting Period	$1,243,976
Portfolio Turnover Rate	46%
MM202912-309770	PAGE 2	TSR-AR-IYFCY

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
JP Morgan Chase & Co.	5.0%
AbbVie, Inc.	3.5%
Johnson & Johnson	2.7%
Bank of America Corp.	2.7%
Chevron Corp.	2.2%
Lowe’s Cos., Inc.	2.1%
Caterpillar, Inc.	1.9%
Verizon Communications, Inc.	1.9%
Philip Morris International, Inc.	1.9%
Wells Fargo & Co.	1.7%

Sectors (% of Total Investments)
Financials	30.0%
Health Care	16.3%
Industrials	12.4%
Consumer Discretionary	8.3%
Energy	7.3%
Consumer Staples	6.2%
Communication Services	5.9%
Information Technology	4.5%
Utilities	4.2%
Materials	2.8%
Exchange-Traded Funds	1.7%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective March 26, 2024, T. Rowe Price Associates, Inc. was removed as a subadviser to the Fund.
On September 23, 2024, the MassMutual Fundamental Value Fund was merged into the Fund and shareholders of the MassMutual Fundamental Value Fund became shareholders of the Fund.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IYFCY

MM S&P 500® Index Fund
Class I | MMIZX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MM S&P 500® Index Fund* (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$17	0.14%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the S&P 500® Index:
• The Fund’s performance was largely driven by the performance of a small number of mega-capitalization or the Magnificent Seven stocks
• The performance from the technology sector was highly favorable to the Fund’s returns
• The communication services and pharmaceuticals sectors were other strong positive contributors
Top detractors to the Fund’s performance relative to the S&P 500 Index:
• Detractors to Fund performance were mostly energy and energy-related sectors, and specific names in the auto sector and select technology sectors
MM202912-309770	PAGE 1	TSR-AR-ITHW8

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class I - without sales charge	36.07	15.85	13.25
S&P 500 Index	36.35	15.98	13.38
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$2,375.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	523
Total Advisory Fees Paid During the Reporting Period	$2,499,349
Portfolio Turnover Rate	4%
MM202912-309770	PAGE 2	TSR-AR-ITHW8

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Apple, Inc.	7.2%
Microsoft Corp.	6.5%
NVIDIA Corp.	6.1%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc. Class A	2.6%
Alphabet, Inc. Class A	2.0%
Berkshire Hathaway, Inc. Class B	1.7%
Alphabet, Inc. Class C	1.6%
Broadcom, Inc.	1.6%
Tesla, Inc.	1.5%

Sectors (% of Total Investments)
Information Technology	31.5%
Financials	12.9%
Health Care	11.6%
Consumer Discretionary	10.0%
Communication Services	8.8%
Industrials	8.5%
Consumer Staples	5.9%
Energy	3.3%
Utilities	2.5%
Real Estate	2.3%
Materials	2.2%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

* The “S&P 500 Index” is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by MassMutual. S&P®, S&P 500®, US 500, The 500, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by MassMutual. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.
MM202912-309770	PAGE 3	TSR-AR-ITHW8

MM S&P 500® Index Fund
Class R5 | MIEZX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MM S&P 500® Index Fund* (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$28	0.24%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the S&P 500® Index:
• The Fund’s performance was largely driven by the performance of a small number of mega-capitalization or the Magnificent Seven stocks
• The performance from the technology sector was highly favorable to the Fund’s returns
• The communication services and pharmaceuticals sectors were other strong positive contributors
Top detractors to the Fund’s performance relative to the S&P 500 Index:
• Detractors to Fund performance were mostly energy and energy-related sectors, and specific names in the auto sector and select technology sectors
MM202912-309770	PAGE 1	TSR-AR-ITHW6

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R5 - without sales charge	35.96	15.73	13.14
S&P 500 Index	36.35	15.98	13.38
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$2,375.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	523
Total Advisory Fees Paid During the Reporting Period	$2,499,349
Portfolio Turnover Rate	4%
MM202912-309770	PAGE 2	TSR-AR-ITHW6

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Apple, Inc.	7.2%
Microsoft Corp.	6.5%
NVIDIA Corp.	6.1%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc. Class A	2.6%
Alphabet, Inc. Class A	2.0%
Berkshire Hathaway, Inc. Class B	1.7%
Alphabet, Inc. Class C	1.6%
Broadcom, Inc.	1.6%
Tesla, Inc.	1.5%

Sectors (% of Total Investments)
Information Technology	31.5%
Financials	12.9%
Health Care	11.6%
Consumer Discretionary	10.0%
Communication Services	8.8%
Industrials	8.5%
Consumer Staples	5.9%
Energy	3.3%
Utilities	2.5%
Real Estate	2.3%
Materials	2.2%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

* The “S&P 500 Index” is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by MassMutual. S&P®, S&P 500®, US 500, The 500, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by MassMutual. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.
MM202912-309770	PAGE 3	TSR-AR-ITHW6

MM S&P 500® Index Fund
Service Class | MMIEX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MM S&P 500® Index Fund* (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$46	0.39%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the S&P 500® Index:
• The Fund’s performance was largely driven by the performance of a small number of mega-capitalization or the Magnificent Seven stocks
• The performance from the technology sector was highly favorable to the Fund’s returns
• The communication services and pharmaceuticals sectors were other strong positive contributors
Top detractors to the Fund’s performance relative to the S&P 500 Index:
• Detractors to Fund performance were mostly energy and energy-related sectors, and specific names in the auto sector and select technology sectors
MM202912-309770	PAGE 1	TSR-AR-ITHW1

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Service Class - without sales charge	35.74	15.56	12.96
S&P 500 Index	36.35	15.98	13.38
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$2,375.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	523
Total Advisory Fees Paid During the Reporting Period	$2,499,349
Portfolio Turnover Rate	4%
MM202912-309770	PAGE 2	TSR-AR-ITHW1

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Apple, Inc.	7.2%
Microsoft Corp.	6.5%
NVIDIA Corp.	6.1%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc. Class A	2.6%
Alphabet, Inc. Class A	2.0%
Berkshire Hathaway, Inc. Class B	1.7%
Alphabet, Inc. Class C	1.6%
Broadcom, Inc.	1.6%
Tesla, Inc.	1.5%

Sectors (% of Total Investments)
Information Technology	31.5%
Financials	12.9%
Health Care	11.6%
Consumer Discretionary	10.0%
Communication Services	8.8%
Industrials	8.5%
Consumer Staples	5.9%
Energy	3.3%
Utilities	2.5%
Real Estate	2.3%
Materials	2.2%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

* The “S&P 500 Index” is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by MassMutual. S&P®, S&P 500®, US 500, The 500, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by MassMutual. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.
MM202912-309770	PAGE 3	TSR-AR-ITHW1

MM S&P 500® Index Fund
Administrative Class | MIEYX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MM S&P 500® Index Fund* (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$58	0.49%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the S&P 500® Index:
• The Fund’s performance was largely driven by the performance of a small number of mega-capitalization or the Magnificent Seven stocks
• The performance from the technology sector was highly favorable to the Fund’s returns
• The communication services and pharmaceuticals sectors were other strong positive contributors
Top detractors to the Fund’s performance relative to the S&P 500 Index:
• Detractors to Fund performance were mostly energy and energy-related sectors, and specific names in the auto sector and select technology sectors
MM202912-309770	PAGE 1	TSR-AR-ITHW3

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Administrative Class - without sales charge	35.72	15.45	12.86
S&P 500 Index	36.35	15.98	13.38
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$2,375.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	523
Total Advisory Fees Paid During the Reporting Period	$2,499,349
Portfolio Turnover Rate	4%
MM202912-309770	PAGE 2	TSR-AR-ITHW3

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Apple, Inc.	7.2%
Microsoft Corp.	6.5%
NVIDIA Corp.	6.1%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc. Class A	2.6%
Alphabet, Inc. Class A	2.0%
Berkshire Hathaway, Inc. Class B	1.7%
Alphabet, Inc. Class C	1.6%
Broadcom, Inc.	1.6%
Tesla, Inc.	1.5%

Sectors (% of Total Investments)
Information Technology	31.5%
Financials	12.9%
Health Care	11.6%
Consumer Discretionary	10.0%
Communication Services	8.8%
Industrials	8.5%
Consumer Staples	5.9%
Energy	3.3%
Utilities	2.5%
Real Estate	2.3%
Materials	2.2%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

* The “S&P 500 Index” is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by MassMutual. S&P®, S&P 500®, US 500, The 500, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by MassMutual. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.
MM202912-309770	PAGE 3	TSR-AR-ITHW3

MM S&P 500® Index Fund
Class R4 | MIEAX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MM S&P 500® Index Fund* (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$75	0.64%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the S&P 500® Index:
• The Fund’s performance was largely driven by the performance of a small number of mega-capitalization or the Magnificent Seven stocks
• The performance from the technology sector was highly favorable to the Fund’s returns
• The communication services and pharmaceuticals sectors were other strong positive contributors
Top detractors to the Fund’s performance relative to the S&P 500 Index:
• Detractors to Fund performance were mostly energy and energy-related sectors, and specific names in the auto sector and select technology sectors
MM202912-309770	PAGE 1	TSR-AR-ITHW2

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R4 - without sales charge	35.46	15.28	12.69
S&P 500 Index	36.35	15.98	13.38
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$2,375.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	523
Total Advisory Fees Paid During the Reporting Period	$2,499,349
Portfolio Turnover Rate	4%
MM202912-309770	PAGE 2	TSR-AR-ITHW2

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Apple, Inc.	7.2%
Microsoft Corp.	6.5%
NVIDIA Corp.	6.1%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc. Class A	2.6%
Alphabet, Inc. Class A	2.0%
Berkshire Hathaway, Inc. Class B	1.7%
Alphabet, Inc. Class C	1.6%
Broadcom, Inc.	1.6%
Tesla, Inc.	1.5%

Sectors (% of Total Investments)
Information Technology	31.5%
Financials	12.9%
Health Care	11.6%
Consumer Discretionary	10.0%
Communication Services	8.8%
Industrials	8.5%
Consumer Staples	5.9%
Energy	3.3%
Utilities	2.5%
Real Estate	2.3%
Materials	2.2%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

* The “S&P 500 Index” is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by MassMutual. S&P®, S&P 500®, US 500, The 500, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by MassMutual. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.
MM202912-309770	PAGE 3	TSR-AR-ITHW2

MM S&P 500® Index Fund
Class A | MMFFX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MM S&P 500® Index Fund* (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$87	0.74%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the S&P 500® Index:
• The Fund’s performance was largely driven by the performance of a small number of mega-capitalization or the Magnificent Seven stocks
• The performance from the technology sector was highly favorable to the Fund’s returns
• The communication services and pharmaceuticals sectors were other strong positive contributors
Top detractors to the Fund’s performance relative to the S&P 500 Index:
• Detractors to Fund performance were mostly energy and energy-related sectors, and specific names in the auto sector and select technology sectors
MM202912-309770	PAGE 1	TSR-AR-ITHWH

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class A - without sales charge	35.29	15.16	12.57
Class A - with maximum sales charge	27.85	13.86	11.94
S&P 500 Index	36.35	15.98	13.38
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$2,375.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	523
Total Advisory Fees Paid During the Reporting Period	$2,499,349
Portfolio Turnover Rate	4%
MM202912-309770	PAGE 2	TSR-AR-ITHWH

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Apple, Inc.	7.2%
Microsoft Corp.	6.5%
NVIDIA Corp.	6.1%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc. Class A	2.6%
Alphabet, Inc. Class A	2.0%
Berkshire Hathaway, Inc. Class B	1.7%
Alphabet, Inc. Class C	1.6%
Broadcom, Inc.	1.6%
Tesla, Inc.	1.5%

Sectors (% of Total Investments)
Information Technology	31.5%
Financials	12.9%
Health Care	11.6%
Consumer Discretionary	10.0%
Communication Services	8.8%
Industrials	8.5%
Consumer Staples	5.9%
Energy	3.3%
Utilities	2.5%
Real Estate	2.3%
Materials	2.2%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

* The “S&P 500 Index” is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by MassMutual. S&P®, S&P 500®, US 500, The 500, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by MassMutual. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.
MM202912-309770	PAGE 3	TSR-AR-ITHWH

MM S&P 500® Index Fund
Class R3 | MMINX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MM S&P 500® Index Fund* (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$105	0.89%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the S&P 500® Index:
• The Fund’s performance was largely driven by the performance of a small number of mega-capitalization or the Magnificent Seven stocks
• The performance from the technology sector was highly favorable to the Fund’s returns
• The communication services and pharmaceuticals sectors were other strong positive contributors
Top detractors to the Fund’s performance relative to the S&P 500 Index:
• Detractors to Fund performance were mostly energy and energy-related sectors, and specific names in the auto sector and select technology sectors
MM202912-309770	PAGE 1	TSR-AR-ITHW5

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R3 - without sales charge	35.06	14.98	12.40
S&P 500 Index	36.35	15.98	13.38
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$2,375.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	523
Total Advisory Fees Paid During the Reporting Period	$2,499,349
Portfolio Turnover Rate	4%
MM202912-309770	PAGE 2	TSR-AR-ITHW5

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Apple, Inc.	7.2%
Microsoft Corp.	6.5%
NVIDIA Corp.	6.1%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc. Class A	2.6%
Alphabet, Inc. Class A	2.0%
Berkshire Hathaway, Inc. Class B	1.7%
Alphabet, Inc. Class C	1.6%
Broadcom, Inc.	1.6%
Tesla, Inc.	1.5%

Sectors (% of Total Investments)
Information Technology	31.5%
Financials	12.9%
Health Care	11.6%
Consumer Discretionary	10.0%
Communication Services	8.8%
Industrials	8.5%
Consumer Staples	5.9%
Energy	3.3%
Utilities	2.5%
Real Estate	2.3%
Materials	2.2%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

* The “S&P 500 Index” is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by MassMutual. S&P®, S&P 500®, US 500, The 500, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by MassMutual. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.
MM202912-309770	PAGE 3	TSR-AR-ITHW5

MassMutual Equity Opportunities Fund
Class I | MFVZX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Equity Opportunities Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$86	0.76%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 1000® Index:
• An underweight allocation to the energy sector
• An overweight allocation to the financials sector
• Stock selection within the consumer staples sector
Top detractors to the Fund’s performance relative to the Russell 1000 Index:
• An underweight allocation to and stock selection within the information technology sector
• Stock selection within the consumer discretionary sector
• Stock selection within the industrials sector
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITIC6

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class I - without sales charge	26.74	11.58	11.26
S&P 500 Index[1]	36.35	15.98	13.38
Russell 1000 Index	35.68	15.64	13.10
1	Effective July 24, 2024, the S&P 500 Index replaced the Russell 1000 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
The Fund’s name and investment strategy changed on March 28, 2017. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$650.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	69
Total Advisory Fees Paid During the Reporting Period	$4,391,601
Portfolio Turnover Rate	31%
MM202912-309770	PAGE 2	TSR-AR-ITIC6

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Microsoft Corp.	3.8%
McDonald’s Corp.	3.7%
Chubb Ltd.	3.5%
UnitedHealth Group, Inc.	3.5%
Accenture PLC Class A	3.3%
TJX Cos., Inc.	3.2%
Apple, Inc.	3.2%
Linde PLC	3.1%
NIKE, Inc. Class B	3.1%
Visa, Inc. Class A	3.0%

Sectors (% of Total Investments)
Financials	21.1%
Information Technology	16.3%
Health Care	13.9%
Industrials	13.4%
Consumer Discretionary	10.9%
Consumer Staples	10.5%
Materials	4.7%
Real Estate	2.8%
Energy	2.3%
Utilities	2.0%
Communication Services	1.1%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITIC6

MassMutual Equity Opportunities Fund
Class R5 | MFVSX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Equity Opportunities Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$97	0.86%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 1000® Index:
• An underweight allocation to the energy sector
• An overweight allocation to the financials sector
• Stock selection within the consumer staples sector
Top detractors to the Fund’s performance relative to the Russell 1000 Index:
• An underweight allocation to and stock selection within the information technology sector
• Stock selection within the consumer discretionary sector
• Stock selection within the industrials sector
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITIC1

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R5 - without sales charge	26.65	11.47	11.15
S&P 500 Index[1]	36.35	15.98	13.38
Russell 1000 Index	35.68	15.64	13.10
1	Effective July 24, 2024, the S&P 500 Index replaced the Russell 1000 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
The Fund’s name and investment strategy changed on March 28, 2017. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$650.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	69
Total Advisory Fees Paid During the Reporting Period	$4,391,601
Portfolio Turnover Rate	31%
MM202912-309770	PAGE 2	TSR-AR-ITIC1

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Microsoft Corp.	3.8%
McDonald’s Corp.	3.7%
Chubb Ltd.	3.5%
UnitedHealth Group, Inc.	3.5%
Accenture PLC Class A	3.3%
TJX Cos., Inc.	3.2%
Apple, Inc.	3.2%
Linde PLC	3.1%
NIKE, Inc. Class B	3.1%
Visa, Inc. Class A	3.0%

Sectors (% of Total Investments)
Financials	21.1%
Information Technology	16.3%
Health Care	13.9%
Industrials	13.4%
Consumer Discretionary	10.9%
Consumer Staples	10.5%
Materials	4.7%
Real Estate	2.8%
Energy	2.3%
Utilities	2.0%
Communication Services	1.1%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITIC1

MassMutual Equity Opportunities Fund
Service Class | MMFYX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Equity Opportunities Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$109	0.96%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 1000® Index:
• An underweight allocation to the energy sector
• An overweight allocation to the financials sector
• Stock selection within the consumer staples sector
Top detractors to the Fund’s performance relative to the Russell 1000 Index:
• An underweight allocation to and stock selection within the information technology sector
• Stock selection within the consumer discretionary sector
• Stock selection within the industrials sector
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITIC3

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Service Class - without sales charge	26.44	11.36	11.04
S&P 500 Index[1]	36.35	15.98	13.38
Russell 1000 Index	35.68	15.64	13.10
1	Effective July 24, 2024, the S&P 500 Index replaced the Russell 1000 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
The Fund’s name and investment strategy changed on March 28, 2017. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$650.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	69
Total Advisory Fees Paid During the Reporting Period	$4,391,601
Portfolio Turnover Rate	31%
MM202912-309770	PAGE 2	TSR-AR-ITIC3

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Microsoft Corp.	3.8%
McDonald’s Corp.	3.7%
Chubb Ltd.	3.5%
UnitedHealth Group, Inc.	3.5%
Accenture PLC Class A	3.3%
TJX Cos., Inc.	3.2%
Apple, Inc.	3.2%
Linde PLC	3.1%
NIKE, Inc. Class B	3.1%
Visa, Inc. Class A	3.0%

Sectors (% of Total Investments)
Financials	21.1%
Information Technology	16.3%
Health Care	13.9%
Industrials	13.4%
Consumer Discretionary	10.9%
Consumer Staples	10.5%
Materials	4.7%
Real Estate	2.8%
Energy	2.3%
Utilities	2.0%
Communication Services	1.1%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITIC3

MassMutual Equity Opportunities Fund
Administrative Class | MMFVX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Equity Opportunities Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$120	1.06%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 1000® Index:
• An underweight allocation to the energy sector
• An overweight allocation to the financials sector
• Stock selection within the consumer staples sector
Top detractors to the Fund’s performance relative to the Russell 1000 Index:
• An underweight allocation to and stock selection within the information technology sector
• Stock selection within the consumer discretionary sector
• Stock selection within the industrials sector
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITIC4

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Administrative Class - without sales charge	26.41	11.25	10.93
S&P 500 Index[1]	36.35	15.98	13.38
Russell 1000 Index	35.68	15.64	13.10
1	Effective July 24, 2024, the S&P 500 Index replaced the Russell 1000 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
The Fund’s name and investment strategy changed on March 28, 2017. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$650.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	69
Total Advisory Fees Paid During the Reporting Period	$4,391,601
Portfolio Turnover Rate	31%
MM202912-309770	PAGE 2	TSR-AR-ITIC4

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Microsoft Corp.	3.8%
McDonald’s Corp.	3.7%
Chubb Ltd.	3.5%
UnitedHealth Group, Inc.	3.5%
Accenture PLC Class A	3.3%
TJX Cos., Inc.	3.2%
Apple, Inc.	3.2%
Linde PLC	3.1%
NIKE, Inc. Class B	3.1%
Visa, Inc. Class A	3.0%

Sectors (% of Total Investments)
Financials	21.1%
Information Technology	16.3%
Health Care	13.9%
Industrials	13.4%
Consumer Discretionary	10.9%
Consumer Staples	10.5%
Materials	4.7%
Real Estate	2.8%
Energy	2.3%
Utilities	2.0%
Communication Services	1.1%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITIC4

MassMutual Equity Opportunities Fund
Class R4 | MFVFX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Equity Opportunities Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$137	1.21%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 1000® Index:
• An underweight allocation to the energy sector
• An overweight allocation to the financials sector
• Stock selection within the consumer staples sector
Top detractors to the Fund’s performance relative to the Russell 1000 Index:
• An underweight allocation to and stock selection within the information technology sector
• Stock selection within the consumer discretionary sector
• Stock selection within the industrials sector
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITICK

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R4 - without sales charge	26.19	11.09	10.76
S&P 500 Index[1]	36.35	15.98	13.38
Russell 1000 Index	35.68	15.64	13.10
1	Effective July 24, 2024, the S&P 500 Index replaced the Russell 1000 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
The Fund’s name and investment strategy changed on March 28, 2017. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$650.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	69
Total Advisory Fees Paid During the Reporting Period	$4,391,601
Portfolio Turnover Rate	31%
MM202912-309770	PAGE 2	TSR-AR-ITICK

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Microsoft Corp.	3.8%
McDonald’s Corp.	3.7%
Chubb Ltd.	3.5%
UnitedHealth Group, Inc.	3.5%
Accenture PLC Class A	3.3%
TJX Cos., Inc.	3.2%
Apple, Inc.	3.2%
Linde PLC	3.1%
NIKE, Inc. Class B	3.1%
Visa, Inc. Class A	3.0%

Sectors (% of Total Investments)
Financials	21.1%
Information Technology	16.3%
Health Care	13.9%
Industrials	13.4%
Consumer Discretionary	10.9%
Consumer Staples	10.5%
Materials	4.7%
Real Estate	2.8%
Energy	2.3%
Utilities	2.0%
Communication Services	1.1%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITICK

MassMutual Equity Opportunities Fund
Class A | MFVAX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Equity Opportunities Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$145	1.28%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 1000® Index:
• An underweight allocation to the energy sector
• An overweight allocation to the financials sector
• Stock selection within the consumer staples sector
Top detractors to the Fund’s performance relative to the Russell 1000 Index:
• An underweight allocation to and stock selection within the information technology sector
• Stock selection within the consumer discretionary sector
• Stock selection within the industrials sector
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITIC2

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class A - without sales charge	26.08	10.99	10.65
Class A - with maximum sales charge	19.15	9.74	10.03
S&P 500 Index[1]	36.35	15.98	13.38
Russell 1000 Index	35.68	15.64	13.10
1	Effective July 24, 2024, the S&P 500 Index replaced the Russell 1000 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
The Fund’s name and investment strategy changed on March 28, 2017. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$650.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	69
Total Advisory Fees Paid During the Reporting Period	$4,391,601
Portfolio Turnover Rate	31%
MM202912-309770	PAGE 2	TSR-AR-ITIC2

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Microsoft Corp.	3.8%
McDonald’s Corp.	3.7%
Chubb Ltd.	3.5%
UnitedHealth Group, Inc.	3.5%
Accenture PLC Class A	3.3%
TJX Cos., Inc.	3.2%
Apple, Inc.	3.2%
Linde PLC	3.1%
NIKE, Inc. Class B	3.1%
Visa, Inc. Class A	3.0%

Sectors (% of Total Investments)
Financials	21.1%
Information Technology	16.3%
Health Care	13.9%
Industrials	13.4%
Consumer Discretionary	10.9%
Consumer Staples	10.5%
Materials	4.7%
Real Estate	2.8%
Energy	2.3%
Utilities	2.0%
Communication Services	1.1%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITIC2

MassMutual Equity Opportunities Fund
Class R3 | MFVNX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Equity Opportunities Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$165	1.46%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 1000® Index:
• An underweight allocation to the energy sector
• An overweight allocation to the financials sector
• Stock selection within the consumer staples sector
Top detractors to the Fund’s performance relative to the Russell 1000 Index:
• An underweight allocation to and stock selection within the information technology sector
• Stock selection within the consumer discretionary sector
• Stock selection within the industrials sector
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITIC5

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R3 - without sales charge	25.81	10.81	10.48
S&P 500 Index[1]	36.35	15.98	13.38
Russell 1000 Index	35.68	15.64	13.10
1	Effective July 24, 2024, the S&P 500 Index replaced the Russell 1000 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
The Fund’s name and investment strategy changed on March 28, 2017. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$650.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	69
Total Advisory Fees Paid During the Reporting Period	$4,391,601
Portfolio Turnover Rate	31%
MM202912-309770	PAGE 2	TSR-AR-ITIC5

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Microsoft Corp.	3.8%
McDonald’s Corp.	3.7%
Chubb Ltd.	3.5%
UnitedHealth Group, Inc.	3.5%
Accenture PLC Class A	3.3%
TJX Cos., Inc.	3.2%
Apple, Inc.	3.2%
Linde PLC	3.1%
NIKE, Inc. Class B	3.1%
Visa, Inc. Class A	3.0%

Sectors (% of Total Investments)
Financials	21.1%
Information Technology	16.3%
Health Care	13.9%
Industrials	13.4%
Consumer Discretionary	10.9%
Consumer Staples	10.5%
Materials	4.7%
Real Estate	2.8%
Energy	2.3%
Utilities	2.0%
Communication Services	1.1%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITIC5

MassMutual Equity Opportunities Fund
Class Y | MMZOX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Equity Opportunities Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$97	0.86%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 1000® Index:
• An underweight allocation to the energy sector
• An overweight allocation to the financials sector
• Stock selection within the consumer staples sector
Top detractors to the Fund’s performance relative to the Russell 1000 Index:
• An underweight allocation to and stock selection within the information technology sector
• Stock selection within the consumer discretionary sector
• Stock selection within the industrials sector
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (February 1, 2023 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITICY

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	Since Inception (02/01/2023)
Class Y - without sales charge	26.57	13.54
S&P 500 Index[1]	36.35	25.04
Russell 1000 Index	35.68	24.33
1	Effective July 24, 2024, the S&P 500 Index replaced the Russell 1000 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$650.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	69
Total Advisory Fees Paid During the Reporting Period	$4,391,601
Portfolio Turnover Rate	31%
MM202912-309770	PAGE 2	TSR-AR-ITICY

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Microsoft Corp.	3.8%
McDonald’s Corp.	3.7%
Chubb Ltd.	3.5%
UnitedHealth Group, Inc.	3.5%
Accenture PLC Class A	3.3%
TJX Cos., Inc.	3.2%
Apple, Inc.	3.2%
Linde PLC	3.1%
NIKE, Inc. Class B	3.1%
Visa, Inc. Class A	3.0%

Sectors (% of Total Investments)
Financials	21.1%
Information Technology	16.3%
Health Care	13.9%
Industrials	13.4%
Consumer Discretionary	10.9%
Consumer Staples	10.5%
Materials	4.7%
Real Estate	2.8%
Energy	2.3%
Utilities	2.0%
Communication Services	1.1%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITICY

MassMutual Blue Chip Growth Fund
Class I | MBCZX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Blue Chip Growth Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$79	0.65%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 1000® Growth Index:
• Stock selection within the information technology sector where an overweight allocation to NVIDIA Corp was particularly impactful
• Stock selection within the communication services sector where an overweight allocation to Netflix was particularly impactful
• An underweight allocation to the consumer staples sector
Top detractors to the Fund’s performance relative to the Russell 1000 Growth Index:
• Stock selection within the industrials sector where a significant overweight to Boeing was particularly impactful
• An overweight to, and stock selection within, the financials sector
• Stock selection within the consumer staples sector
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITOCI

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class I - without sales charge	43.54	16.62	15.28
Russell 3000 Index[1]	35.19	15.26	12.83
Russell 1000 Growth Index	42.19	19.74	16.52
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 1000 Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Growth Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$2,748.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	114
Total Advisory Fees Paid During the Reporting Period	$15,223,053
Portfolio Turnover Rate	11%
MM202912-309770	PAGE 2	TSR-AR-ITOCI

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	10.6%
Microsoft Corp.	9.2%
Amazon.com, Inc.	7.0%
Meta Platforms, Inc. Class A	6.2%
Apple, Inc.	5.3%
Tesla, Inc.	4.3%
Visa, Inc. Class A	3.6%
Alphabet, Inc. Class A	3.3%
Alphabet, Inc. Class C	3.3%
Netflix, Inc.	3.2%

Sectors (% of Total Investments)
Information Technology	37.7%
Communication Services	17.9%
Consumer Discretionary	16.2%
Health Care	11.2%
Financials	8.6%
Industrials	3.6%
Consumer Staples	1.8%
Exchange-Traded Funds	0.8%
Utilities	0.5%
Materials	0.5%
Retail	0.2%
Energy	0.1%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
On September 23, 2024, the MassMutual Growth Opportunities Fund was merged into the Fund and shareholders of the MassMutual Growth Opportunities Fund became shareholders of the Fund.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITOCI

MassMutual Blue Chip Growth Fund
Class R5 | MBCSX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Blue Chip Growth Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$91	0.75%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 1000® Growth Index:
• Stock selection within the information technology sector where an overweight allocation to NVIDIA Corp was particularly impactful
• Stock selection within the communication services sector where an overweight allocation to Netflix was particularly impactful
• An underweight allocation to the consumer staples sector
Top detractors to the Fund’s performance relative to the Russell 1000 Growth Index:
• Stock selection within the industrials sector where a significant overweight to Boeing was particularly impactful
• An overweight to, and stock selection within, the financials sector
• Stock selection within the consumer staples sector
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITOC1

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R5 - without sales charge	43.42	16.51	15.17
Russell 3000 Index[1]	35.19	15.26	12.83
Russell 1000 Growth Index	42.19	19.74	16.52
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 1000 Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Growth Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$2,748.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	114
Total Advisory Fees Paid During the Reporting Period	$15,223,053
Portfolio Turnover Rate	11%
MM202912-309770	PAGE 2	TSR-AR-ITOC1

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	10.6%
Microsoft Corp.	9.2%
Amazon.com, Inc.	7.0%
Meta Platforms, Inc. Class A	6.2%
Apple, Inc.	5.3%
Tesla, Inc.	4.3%
Visa, Inc. Class A	3.6%
Alphabet, Inc. Class A	3.3%
Alphabet, Inc. Class C	3.3%
Netflix, Inc.	3.2%

Sectors (% of Total Investments)
Information Technology	37.7%
Communication Services	17.9%
Consumer Discretionary	16.2%
Health Care	11.2%
Financials	8.6%
Industrials	3.6%
Consumer Staples	1.8%
Exchange-Traded Funds	0.8%
Utilities	0.5%
Materials	0.5%
Retail	0.2%
Energy	0.1%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
On September 23, 2024, the MassMutual Growth Opportunities Fund was merged into the Fund and shareholders of the MassMutual Growth Opportunities Fund became shareholders of the Fund.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITOC1

MassMutual Blue Chip Growth Fund
Service Class | MBCYX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Blue Chip Growth Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$103	0.85%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 1000® Growth Index:
• Stock selection within the information technology sector where an overweight allocation to NVIDIA Corp was particularly impactful
• Stock selection within the communication services sector where an overweight allocation to Netflix was particularly impactful
• An underweight allocation to the consumer staples sector
Top detractors to the Fund’s performance relative to the Russell 1000 Growth Index:
• Stock selection within the industrials sector where a significant overweight to Boeing was particularly impactful
• An overweight to, and stock selection within, the financials sector
• Stock selection within the consumer staples sector
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITOC3

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Service Class - without sales charge	43.30	16.40	15.05
Russell 3000 Index[1]	35.19	15.26	12.83
Russell 1000 Growth Index	42.19	19.74	16.52
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 1000 Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Growth Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$2,748.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	114
Total Advisory Fees Paid During the Reporting Period	$15,223,053
Portfolio Turnover Rate	11%
MM202912-309770	PAGE 2	TSR-AR-ITOC3

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	10.6%
Microsoft Corp.	9.2%
Amazon.com, Inc.	7.0%
Meta Platforms, Inc. Class A	6.2%
Apple, Inc.	5.3%
Tesla, Inc.	4.3%
Visa, Inc. Class A	3.6%
Alphabet, Inc. Class A	3.3%
Alphabet, Inc. Class C	3.3%
Netflix, Inc.	3.2%

Sectors (% of Total Investments)
Information Technology	37.7%
Communication Services	17.9%
Consumer Discretionary	16.2%
Health Care	11.2%
Financials	8.6%
Industrials	3.6%
Consumer Staples	1.8%
Exchange-Traded Funds	0.8%
Utilities	0.5%
Materials	0.5%
Retail	0.2%
Energy	0.1%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
On September 23, 2024, the MassMutual Growth Opportunities Fund was merged into the Fund and shareholders of the MassMutual Growth Opportunities Fund became shareholders of the Fund.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITOC3

MassMutual Blue Chip Growth Fund
Administrative Class | MBCLX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Blue Chip Growth Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$116	0.95%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 1000® Growth Index:
• Stock selection within the information technology sector where an overweight allocation to NVIDIA Corp was particularly impactful
• Stock selection within the communication services sector where an overweight allocation to Netflix was particularly impactful
• An underweight allocation to the consumer staples sector
Top detractors to the Fund’s performance relative to the Russell 1000 Growth Index:
• Stock selection within the industrials sector where a significant overweight to Boeing was particularly impactful
• An overweight to, and stock selection within, the financials sector
• Stock selection within the consumer staples sector
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITOC4

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Administrative Class - without sales charge	43.17	16.28	14.93
Russell 3000 Index[1]	35.19	15.26	12.83
Russell 1000 Growth Index	42.19	19.74	16.52
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 1000 Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Growth Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$2,748.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	114
Total Advisory Fees Paid During the Reporting Period	$15,223,053
Portfolio Turnover Rate	11%
MM202912-309770	PAGE 2	TSR-AR-ITOC4

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	10.6%
Microsoft Corp.	9.2%
Amazon.com, Inc.	7.0%
Meta Platforms, Inc. Class A	6.2%
Apple, Inc.	5.3%
Tesla, Inc.	4.3%
Visa, Inc. Class A	3.6%
Alphabet, Inc. Class A	3.3%
Alphabet, Inc. Class C	3.3%
Netflix, Inc.	3.2%

Sectors (% of Total Investments)
Information Technology	37.7%
Communication Services	17.9%
Consumer Discretionary	16.2%
Health Care	11.2%
Financials	8.6%
Industrials	3.6%
Consumer Staples	1.8%
Exchange-Traded Funds	0.8%
Utilities	0.5%
Materials	0.5%
Retail	0.2%
Energy	0.1%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
On September 23, 2024, the MassMutual Growth Opportunities Fund was merged into the Fund and shareholders of the MassMutual Growth Opportunities Fund became shareholders of the Fund.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITOC4

MassMutual Blue Chip Growth Fund
Class R4 | MBGFX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Blue Chip Growth Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$134	1.10%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 1000® Growth Index:
• Stock selection within the information technology sector where an overweight allocation to NVIDIA Corp was particularly impactful
• Stock selection within the communication services sector where an overweight allocation to Netflix was particularly impactful
• An underweight allocation to the consumer staples sector
Top detractors to the Fund’s performance relative to the Russell 1000 Growth Index:
• Stock selection within the industrials sector where a significant overweight to Boeing was particularly impactful
• An overweight to, and stock selection within, the financials sector
• Stock selection within the consumer staples sector
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITOCK

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R4 - without sales charge	42.97	16.10	14.77
Russell 3000 Index[1]	35.19	15.26	12.83
Russell 1000 Growth Index	42.19	19.74	16.52
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 1000 Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Growth Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$2,748.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	114
Total Advisory Fees Paid During the Reporting Period	$15,223,053
Portfolio Turnover Rate	11%
MM202912-309770	PAGE 2	TSR-AR-ITOCK

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	10.6%
Microsoft Corp.	9.2%
Amazon.com, Inc.	7.0%
Meta Platforms, Inc. Class A	6.2%
Apple, Inc.	5.3%
Tesla, Inc.	4.3%
Visa, Inc. Class A	3.6%
Alphabet, Inc. Class A	3.3%
Alphabet, Inc. Class C	3.3%
Netflix, Inc.	3.2%

Sectors (% of Total Investments)
Information Technology	37.7%
Communication Services	17.9%
Consumer Discretionary	16.2%
Health Care	11.2%
Financials	8.6%
Industrials	3.6%
Consumer Staples	1.8%
Exchange-Traded Funds	0.8%
Utilities	0.5%
Materials	0.5%
Retail	0.2%
Energy	0.1%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
On September 23, 2024, the MassMutual Growth Opportunities Fund was merged into the Fund and shareholders of the MassMutual Growth Opportunities Fund became shareholders of the Fund.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITOCK

MassMutual Blue Chip Growth Fund
Class A | MBCGX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Blue Chip Growth Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$142	1.17%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 1000® Growth Index:
• Stock selection within the information technology sector where an overweight allocation to NVIDIA Corp was particularly impactful
• Stock selection within the communication services sector where an overweight allocation to Netflix was particularly impactful
• An underweight allocation to the consumer staples sector
Top detractors to the Fund’s performance relative to the Russell 1000 Growth Index:
• Stock selection within the industrials sector where a significant overweight to Boeing was particularly impactful
• An overweight to, and stock selection within, the financials sector
• Stock selection within the consumer staples sector
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITOC2

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class A - without sales charge	42.90	15.99	14.65
Class A - with maximum sales charge	35.04	14.69	14.01
Russell 3000 Index[1]	35.19	15.26	12.83
Russell 1000 Growth Index	42.19	19.74	16.52
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 1000 Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Growth Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$2,748.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	114
Total Advisory Fees Paid During the Reporting Period	$15,223,053
Portfolio Turnover Rate	11%
MM202912-309770	PAGE 2	TSR-AR-ITOC2

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	10.6%
Microsoft Corp.	9.2%
Amazon.com, Inc.	7.0%
Meta Platforms, Inc. Class A	6.2%
Apple, Inc.	5.3%
Tesla, Inc.	4.3%
Visa, Inc. Class A	3.6%
Alphabet, Inc. Class A	3.3%
Alphabet, Inc. Class C	3.3%
Netflix, Inc.	3.2%

Sectors (% of Total Investments)
Information Technology	37.7%
Communication Services	17.9%
Consumer Discretionary	16.2%
Health Care	11.2%
Financials	8.6%
Industrials	3.6%
Consumer Staples	1.8%
Exchange-Traded Funds	0.8%
Utilities	0.5%
Materials	0.5%
Retail	0.2%
Energy	0.1%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
On September 23, 2024, the MassMutual Growth Opportunities Fund was merged into the Fund and shareholders of the MassMutual Growth Opportunities Fund became shareholders of the Fund.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITOC2

MassMutual Blue Chip Growth Fund
Class R3 | MBCNX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Blue Chip Growth Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$164	1.35%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 1000® Growth Index:
• Stock selection within the information technology sector where an overweight allocation to NVIDIA Corp was particularly impactful
• Stock selection within the communication services sector where an overweight allocation to Netflix was particularly impactful
• An underweight allocation to the consumer staples sector
Top detractors to the Fund’s performance relative to the Russell 1000 Growth Index:
• Stock selection within the industrials sector where a significant overweight to Boeing was particularly impactful
• An overweight to, and stock selection within, the financials sector
• Stock selection within the consumer staples sector
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITOC5

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R3 - without sales charge	42.63	15.82	14.49
Russell 3000 Index[1]	35.19	15.26	12.83
Russell 1000 Growth Index	42.19	19.74	16.52
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 1000 Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Growth Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$2,748.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	114
Total Advisory Fees Paid During the Reporting Period	$15,223,053
Portfolio Turnover Rate	11%
MM202912-309770	PAGE 2	TSR-AR-ITOC5

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	10.6%
Microsoft Corp.	9.2%
Amazon.com, Inc.	7.0%
Meta Platforms, Inc. Class A	6.2%
Apple, Inc.	5.3%
Tesla, Inc.	4.3%
Visa, Inc. Class A	3.6%
Alphabet, Inc. Class A	3.3%
Alphabet, Inc. Class C	3.3%
Netflix, Inc.	3.2%

Sectors (% of Total Investments)
Information Technology	37.7%
Communication Services	17.9%
Consumer Discretionary	16.2%
Health Care	11.2%
Financials	8.6%
Industrials	3.6%
Consumer Staples	1.8%
Exchange-Traded Funds	0.8%
Utilities	0.5%
Materials	0.5%
Retail	0.2%
Energy	0.1%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
On September 23, 2024, the MassMutual Growth Opportunities Fund was merged into the Fund and shareholders of the MassMutual Growth Opportunities Fund became shareholders of the Fund.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITOC5

MassMutual Blue Chip Growth Fund
Class Y | MMZMX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Blue Chip Growth Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$91	0.75%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 1000® Growth Index:
• Stock selection within the information technology sector where an overweight allocation to NVIDIA Corp was particularly impactful
• Stock selection within the communication services sector where an overweight allocation to Netflix was particularly impactful
• An underweight allocation to the consumer staples sector
Top detractors to the Fund’s performance relative to the Russell 1000 Growth Index:
• Stock selection within the industrials sector where a significant overweight to Boeing was particularly impactful
• An overweight to, and stock selection within, the financials sector
• Stock selection within the consumer staples sector
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (February 1, 2023 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITOCY

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	Since Inception (02/01/2023)
Class Y - without sales charge	43.40	35.92
Russell 3000 Index[1]	35.19	23.53
Russell 1000 Growth Index	42.19	34.62
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 1000 Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Growth Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$2,748.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	114
Total Advisory Fees Paid During the Reporting Period	$15,223,053
Portfolio Turnover Rate	11%
MM202912-309770	PAGE 2	TSR-AR-ITOCY

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	10.6%
Microsoft Corp.	9.2%
Amazon.com, Inc.	7.0%
Meta Platforms, Inc. Class A	6.2%
Apple, Inc.	5.3%
Tesla, Inc.	4.3%
Visa, Inc. Class A	3.6%
Alphabet, Inc. Class A	3.3%
Alphabet, Inc. Class C	3.3%
Netflix, Inc.	3.2%

Sectors (% of Total Investments)
Information Technology	37.7%
Communication Services	17.9%
Consumer Discretionary	16.2%
Health Care	11.2%
Financials	8.6%
Industrials	3.6%
Consumer Staples	1.8%
Exchange-Traded Funds	0.8%
Utilities	0.5%
Materials	0.5%
Retail	0.2%
Energy	0.1%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
On September 23, 2024, the MassMutual Growth Opportunities Fund was merged into the Fund and shareholders of the MassMutual Growth Opportunities Fund became shareholders of the Fund.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITOCY

MassMutual Mid Cap Value Fund
Class I | MLUZX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Mid Cap Value Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$74	0.66%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell Midcap® Value Index:
• An underweight allocation to and stock selection within the information technology sector
• Stock selection within the health care sector
• Stock selection within the financials sector
Top detractors to the Fund’s performance relative to the Russell Midcap Value Index:
• An overweight allocation to the health care sector
• An overweight allocation to the consumer staples sector
• Stock selection within the utilities sector
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-IBYK6

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class I - without sales charge	23.26	9.17	8.22
Russell 3000 Index[1]	35.19	15.26	12.83
Russell Midcap Value Index	29.01	10.33	8.93
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell Midcap Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell Midcap Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$54.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	285
Total Advisory Fees Paid During the Reporting Period	$540,668
Portfolio Turnover Rate	79%
MM202912-309770	PAGE 2	TSR-AR-IBYK6

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Zimmer Biomet Holdings, Inc.	1.4%
Evergy, Inc.	1.3%
Allstate Corp.	1.2%
Edison International	1.2%
Henry Schein, Inc.	1.2%
Centene Corp.	1.2%
Huntington Ingalls Industries, Inc.	1.2%
Conagra Brands, Inc.	1.1%
Willis Towers Watson PLC	1.1%
Dominion Energy, Inc.	1.1%

Sectors (% of Total Investments)
Financials	14.7%
Health Care	14.3%
Industrials	13.8%
Utilities	10.8%
Consumer Staples	10.2%
Communication Services	7.1%
Real Estate	6.7%
Energy	5.4%
Consumer Discretionary	5.1%
Information Technology	5.1%
Materials	4.2%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Prior to February 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2024, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.61%, 0.71%, 0.81%, 0.91%, 1.06%, 1.16%, 1.31%, and 0.71% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.
On February 1, 2024, this agreement was replaced by a new agreement with MML Investment Advisers, LLC to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.69%, 0.79%, 0.89%, 0.99%, 1.14%, 1.19%, 1.39%, and 0.79% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IBYK6

MassMutual Mid Cap Value Fund
Class R5 | MLUSX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Mid Cap Value Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$86	0.77%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell Midcap® Value Index:
• An underweight allocation to and stock selection within the information technology sector
• Stock selection within the health care sector
• Stock selection within the financials sector
Top detractors to the Fund’s performance relative to the Russell Midcap Value Index:
• An overweight allocation to the health care sector
• An overweight allocation to the consumer staples sector
• Stock selection within the utilities sector
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-IBYK1

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R5 - without sales charge	23.24	9.06	8.10
Russell 3000 Index[1]	35.19	15.26	12.83
Russell Midcap Value Index	29.01	10.33	8.93
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell Midcap Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell Midcap Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$54.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	285
Total Advisory Fees Paid During the Reporting Period	$540,668
Portfolio Turnover Rate	79%
MM202912-309770	PAGE 2	TSR-AR-IBYK1

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Zimmer Biomet Holdings, Inc.	1.4%
Evergy, Inc.	1.3%
Allstate Corp.	1.2%
Edison International	1.2%
Henry Schein, Inc.	1.2%
Centene Corp.	1.2%
Huntington Ingalls Industries, Inc.	1.2%
Conagra Brands, Inc.	1.1%
Willis Towers Watson PLC	1.1%
Dominion Energy, Inc.	1.1%

Sectors (% of Total Investments)
Financials	14.7%
Health Care	14.3%
Industrials	13.8%
Utilities	10.8%
Consumer Staples	10.2%
Communication Services	7.1%
Real Estate	6.7%
Energy	5.4%
Consumer Discretionary	5.1%
Information Technology	5.1%
Materials	4.2%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Prior to February 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2024, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.61%, 0.71%, 0.81%, 0.91%, 1.06%, 1.16%, 1.31%, and 0.71% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.
On February 1, 2024, this agreement was replaced by a new agreement with MML Investment Advisers, LLC to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.69%, 0.79%, 0.89%, 0.99%, 1.14%, 1.19%, 1.39%, and 0.79% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IBYK1

MassMutual Mid Cap Value Fund
Service Class | MLUYX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Mid Cap Value Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$97	0.87%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell Midcap® Value Index:
• An underweight allocation to and stock selection within the information technology sector
• Stock selection within the health care sector
• Stock selection within the financials sector
Top detractors to the Fund’s performance relative to the Russell Midcap Value Index:
• An overweight allocation to the health care sector
• An overweight allocation to the consumer staples sector
• Stock selection within the utilities sector
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-IBYK3

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Service Class - without sales charge	22.96	8.94	7.99
Russell 3000 Index[1]	35.19	15.26	12.83
Russell Midcap Value Index	29.01	10.33	8.93
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell Midcap Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell Midcap Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$54.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	285
Total Advisory Fees Paid During the Reporting Period	$540,668
Portfolio Turnover Rate	79%
MM202912-309770	PAGE 2	TSR-AR-IBYK3

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Zimmer Biomet Holdings, Inc.	1.4%
Evergy, Inc.	1.3%
Allstate Corp.	1.2%
Edison International	1.2%
Henry Schein, Inc.	1.2%
Centene Corp.	1.2%
Huntington Ingalls Industries, Inc.	1.2%
Conagra Brands, Inc.	1.1%
Willis Towers Watson PLC	1.1%
Dominion Energy, Inc.	1.1%

Sectors (% of Total Investments)
Financials	14.7%
Health Care	14.3%
Industrials	13.8%
Utilities	10.8%
Consumer Staples	10.2%
Communication Services	7.1%
Real Estate	6.7%
Energy	5.4%
Consumer Discretionary	5.1%
Information Technology	5.1%
Materials	4.2%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Prior to February 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2024, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.61%, 0.71%, 0.81%, 0.91%, 1.06%, 1.16%, 1.31%, and 0.71% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.
On February 1, 2024, this agreement was replaced by a new agreement with MML Investment Advisers, LLC to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.69%, 0.79%, 0.89%, 0.99%, 1.14%, 1.19%, 1.39%, and 0.79% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IBYK3

MassMutual Mid Cap Value Fund
Administrative Class | MLULX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Mid Cap Value Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$107	0.96%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell Midcap® Value Index:
• An underweight allocation to and stock selection within the information technology sector
• Stock selection within the health care sector
• Stock selection within the financials sector
Top detractors to the Fund’s performance relative to the Russell Midcap Value Index:
• An overweight allocation to the health care sector
• An overweight allocation to the consumer staples sector
• Stock selection within the utilities sector
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-IBYK4

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Administrative Class - without sales charge	22.94	8.85	7.90
Russell 3000 Index[1]	35.19	15.26	12.83
Russell Midcap Value Index	29.01	10.33	8.93
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell Midcap Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell Midcap Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$54.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	285
Total Advisory Fees Paid During the Reporting Period	$540,668
Portfolio Turnover Rate	79%
MM202912-309770	PAGE 2	TSR-AR-IBYK4

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Zimmer Biomet Holdings, Inc.	1.4%
Evergy, Inc.	1.3%
Allstate Corp.	1.2%
Edison International	1.2%
Henry Schein, Inc.	1.2%
Centene Corp.	1.2%
Huntington Ingalls Industries, Inc.	1.2%
Conagra Brands, Inc.	1.1%
Willis Towers Watson PLC	1.1%
Dominion Energy, Inc.	1.1%

Sectors (% of Total Investments)
Financials	14.7%
Health Care	14.3%
Industrials	13.8%
Utilities	10.8%
Consumer Staples	10.2%
Communication Services	7.1%
Real Estate	6.7%
Energy	5.4%
Consumer Discretionary	5.1%
Information Technology	5.1%
Materials	4.2%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Prior to February 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2024, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.61%, 0.71%, 0.81%, 0.91%, 1.06%, 1.16%, 1.31%, and 0.71% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.
On February 1, 2024, this agreement was replaced by a new agreement with MML Investment Advisers, LLC to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.69%, 0.79%, 0.89%, 0.99%, 1.14%, 1.19%, 1.39%, and 0.79% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IBYK4

MassMutual Mid Cap Value Fund
Class R4 | MLUFX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Mid Cap Value Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$125	1.12%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell Midcap® Value Index:
• An underweight allocation to and stock selection within the information technology sector
• Stock selection within the health care sector
• Stock selection within the financials sector
Top detractors to the Fund’s performance relative to the Russell Midcap Value Index:
• An overweight allocation to the health care sector
• An overweight allocation to the consumer staples sector
• Stock selection within the utilities sector
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-IBYKK

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R4 - without sales charge	22.69	8.67	7.73
Russell 3000 Index[1]	35.19	15.26	12.83
Russell Midcap Value Index	29.01	10.33	8.93
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell Midcap Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell Midcap Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$54.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	285
Total Advisory Fees Paid During the Reporting Period	$540,668
Portfolio Turnover Rate	79%
MM202912-309770	PAGE 2	TSR-AR-IBYKK

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Zimmer Biomet Holdings, Inc.	1.4%
Evergy, Inc.	1.3%
Allstate Corp.	1.2%
Edison International	1.2%
Henry Schein, Inc.	1.2%
Centene Corp.	1.2%
Huntington Ingalls Industries, Inc.	1.2%
Conagra Brands, Inc.	1.1%
Willis Towers Watson PLC	1.1%
Dominion Energy, Inc.	1.1%

Sectors (% of Total Investments)
Financials	14.7%
Health Care	14.3%
Industrials	13.8%
Utilities	10.8%
Consumer Staples	10.2%
Communication Services	7.1%
Real Estate	6.7%
Energy	5.4%
Consumer Discretionary	5.1%
Information Technology	5.1%
Materials	4.2%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Prior to February 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2024, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.61%, 0.71%, 0.81%, 0.91%, 1.06%, 1.16%, 1.31%, and 0.71% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.
On February 1, 2024, this agreement was replaced by a new agreement with MML Investment Advisers, LLC to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.69%, 0.79%, 0.89%, 0.99%, 1.14%, 1.19%, 1.39%, and 0.79% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IBYKK

MassMutual Mid Cap Value Fund
Class A | MLUAX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Mid Cap Value Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$131	1.18%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell Midcap® Value Index:
• An underweight allocation to and stock selection within the information technology sector
• Stock selection within the health care sector
• Stock selection within the financials sector
Top detractors to the Fund’s performance relative to the Russell Midcap Value Index:
• An overweight allocation to the health care sector
• An overweight allocation to the consumer staples sector
• Stock selection within the utilities sector
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-IBYK2

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class A - without sales charge	22.62	8.57	7.63
Class A - with maximum sales charge	15.87	7.35	7.02
Russell 3000 Index[1]	35.19	15.26	12.83
Russell Midcap Value Index	29.01	10.33	8.93
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell Midcap Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell Midcap Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$54.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	285
Total Advisory Fees Paid During the Reporting Period	$540,668
Portfolio Turnover Rate	79%
MM202912-309770	PAGE 2	TSR-AR-IBYK2

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Zimmer Biomet Holdings, Inc.	1.4%
Evergy, Inc.	1.3%
Allstate Corp.	1.2%
Edison International	1.2%
Henry Schein, Inc.	1.2%
Centene Corp.	1.2%
Huntington Ingalls Industries, Inc.	1.2%
Conagra Brands, Inc.	1.1%
Willis Towers Watson PLC	1.1%
Dominion Energy, Inc.	1.1%

Sectors (% of Total Investments)
Financials	14.7%
Health Care	14.3%
Industrials	13.8%
Utilities	10.8%
Consumer Staples	10.2%
Communication Services	7.1%
Real Estate	6.7%
Energy	5.4%
Consumer Discretionary	5.1%
Information Technology	5.1%
Materials	4.2%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Prior to February 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2024, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.61%, 0.71%, 0.81%, 0.91%, 1.06%, 1.16%, 1.31%, and 0.71% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.
On February 1, 2024, this agreement was replaced by a new agreement with MML Investment Advisers, LLC to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.69%, 0.79%, 0.89%, 0.99%, 1.14%, 1.19%, 1.39%, and 0.79% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IBYK2

MassMutual Mid Cap Value Fund
Class R3 | MLUNX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Mid Cap Value Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$151	1.36%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell Midcap® Value Index:
• An underweight allocation to and stock selection within the information technology sector
• Stock selection within the health care sector
• Stock selection within the financials sector
Top detractors to the Fund’s performance relative to the Russell Midcap Value Index:
• An overweight allocation to the health care sector
• An overweight allocation to the consumer staples sector
• Stock selection within the utilities sector
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-IBYK5

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R3 - without sales charge	22.36	8.41	7.47
Russell 3000 Index[1]	35.19	15.26	12.83
Russell Midcap Value Index	29.01	10.33	8.93
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell Midcap Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell Midcap Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$54.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	285
Total Advisory Fees Paid During the Reporting Period	$540,668
Portfolio Turnover Rate	79%
MM202912-309770	PAGE 2	TSR-AR-IBYK5

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Zimmer Biomet Holdings, Inc.	1.4%
Evergy, Inc.	1.3%
Allstate Corp.	1.2%
Edison International	1.2%
Henry Schein, Inc.	1.2%
Centene Corp.	1.2%
Huntington Ingalls Industries, Inc.	1.2%
Conagra Brands, Inc.	1.1%
Willis Towers Watson PLC	1.1%
Dominion Energy, Inc.	1.1%

Sectors (% of Total Investments)
Financials	14.7%
Health Care	14.3%
Industrials	13.8%
Utilities	10.8%
Consumer Staples	10.2%
Communication Services	7.1%
Real Estate	6.7%
Energy	5.4%
Consumer Discretionary	5.1%
Information Technology	5.1%
Materials	4.2%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Prior to February 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2024, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.61%, 0.71%, 0.81%, 0.91%, 1.06%, 1.16%, 1.31%, and 0.71% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.
On February 1, 2024, this agreement was replaced by a new agreement with MML Investment Advisers, LLC to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.69%, 0.79%, 0.89%, 0.99%, 1.14%, 1.19%, 1.39%, and 0.79% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IBYK5

MassMutual Mid Cap Value Fund
Class Y | MMNHX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Mid Cap Value Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$85	0.76%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell Midcap® Value Index:
• An underweight allocation to and stock selection within the information technology sector
• Stock selection within the health care sector
• Stock selection within the financials sector
Top detractors to the Fund’s performance relative to the Russell Midcap Value Index:
• An overweight allocation to the health care sector
• An overweight allocation to the consumer staples sector
• Stock selection within the utilities sector
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (February 1, 2023 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-IBYKY

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	Since Inception (02/01/2023)
Class Y - without sales charge	23.15	7.72
Russell 3000 Index[1]	35.19	23.53
Russell Midcap Value Index	29.01	11.58
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell Midcap Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell Midcap Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$54.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	285
Total Advisory Fees Paid During the Reporting Period	$540,668
Portfolio Turnover Rate	79%
MM202912-309770	PAGE 2	TSR-AR-IBYKY

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Zimmer Biomet Holdings, Inc.	1.4%
Evergy, Inc.	1.3%
Allstate Corp.	1.2%
Edison International	1.2%
Henry Schein, Inc.	1.2%
Centene Corp.	1.2%
Huntington Ingalls Industries, Inc.	1.2%
Conagra Brands, Inc.	1.1%
Willis Towers Watson PLC	1.1%
Dominion Energy, Inc.	1.1%

Sectors (% of Total Investments)
Financials	14.7%
Health Care	14.3%
Industrials	13.8%
Utilities	10.8%
Consumer Staples	10.2%
Communication Services	7.1%
Real Estate	6.7%
Energy	5.4%
Consumer Discretionary	5.1%
Information Technology	5.1%
Materials	4.2%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Prior to February 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2024, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.61%, 0.71%, 0.81%, 0.91%, 1.06%, 1.16%, 1.31%, and 0.71% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.
On February 1, 2024, this agreement was replaced by a new agreement with MML Investment Advisers, LLC to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.69%, 0.79%, 0.89%, 0.99%, 1.14%, 1.19%, 1.39%, and 0.79% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IBYKY

MassMutual Small Cap Value Equity Fund
Class I | MMQIX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Small Cap Value Equity Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$130	1.18%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 2000® Value Index:
• Stock selection within the information technology sector, where Coherent Corp was a major contributor
• An underweight to the energy sector, which was the worst performing sector in the period
Top detractors to the Fund’s performance relative to the Russell 2000 Value Index:
• Stock selection within the consumer discretionary sector, where Adient PLC was the leading detractor
• Stock selection within the health care sector
• An overweight allocation to the information technology sector, which was the second worst performing sector in the period
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-IBICI

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class I - without sales charge	20.46	10.23	8.88
Russell 3000 Index[1]	35.19	15.26	12.83
Russell 2000 Value Index	25.88	9.29	8.22
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$41.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	119
Total Advisory Fees Paid During the Reporting Period	$336,301
Portfolio Turnover Rate	36%
MM202912-309770	PAGE 2	TSR-AR-IBICI

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Coherent Corp.	3.1%
Enerpac Tool Group Corp.	2.0%
ATI, Inc.	1.9%
Tower Semiconductor Ltd.	1.8%
Kirby Corp.	1.8%
Ciena Corp.	1.7%
Greenbrier Cos., Inc.	1.7%
Texas Capital Bancshares, Inc.	1.6%
Live Oak Bancshares, Inc.	1.5%
Lumentum Holdings, Inc.	1.5%

Sectors (% of Total Investments)
Industrials	26.3%
Financials	18.0%
Information Technology	14.2%
Consumer Discretionary	11.2%
Materials	9.5%
Real Estate	5.4%
Consumer Staples	5.1%
Energy	3.9%
Health Care	2.4%
Utilities	1.9%
Communication Services	0.3%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 1.16%, 1.26%, 1.36%, 1.46%, 1.61%, 1.66%, 1.86%, and 1.26% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.
On July 1, 2024, this agreement was replaced by a new agreement with MML Investment Advisers, LLC to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 1.10%, 1.20%, 1.30%, 1.40%, 1.55%, 1.60%, 1.80%, and 1.20% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IBICI

MassMutual Small Cap Value Equity Fund
Class R5 | MMQSX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Small Cap Value Equity Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$142	1.29%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 2000® Value Index:
• Stock selection within the information technology sector, where Coherent Corp was a major contributor
• An underweight to the energy sector, which was the worst performing sector in the period
Top detractors to the Fund’s performance relative to the Russell 2000 Value Index:
• Stock selection within the consumer discretionary sector, where Adient PLC was the leading detractor
• Stock selection within the health care sector
• An overweight allocation to the information technology sector, which was the second worst performing sector in the period
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-IBIC1

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R5 - without sales charge	20.44	10.13	8.78
Russell 3000 Index[1]	35.19	15.26	12.83
Russell 2000 Value Index	25.88	9.29	8.22
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$41.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	119
Total Advisory Fees Paid During the Reporting Period	$336,301
Portfolio Turnover Rate	36%
MM202912-309770	PAGE 2	TSR-AR-IBIC1

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Coherent Corp.	3.1%
Enerpac Tool Group Corp.	2.0%
ATI, Inc.	1.9%
Tower Semiconductor Ltd.	1.8%
Kirby Corp.	1.8%
Ciena Corp.	1.7%
Greenbrier Cos., Inc.	1.7%
Texas Capital Bancshares, Inc.	1.6%
Live Oak Bancshares, Inc.	1.5%
Lumentum Holdings, Inc.	1.5%

Sectors (% of Total Investments)
Industrials	26.3%
Financials	18.0%
Information Technology	14.2%
Consumer Discretionary	11.2%
Materials	9.5%
Real Estate	5.4%
Consumer Staples	5.1%
Energy	3.9%
Health Care	2.4%
Utilities	1.9%
Communication Services	0.3%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 1.16%, 1.26%, 1.36%, 1.46%, 1.61%, 1.66%, 1.86%, and 1.26% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.
On July 1, 2024, this agreement was replaced by a new agreement with MML Investment Advisers, LLC to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 1.10%, 1.20%, 1.30%, 1.40%, 1.55%, 1.60%, 1.80%, and 1.20% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IBIC1

MassMutual Small Cap Value Equity Fund
Service Class | MMQYX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Small Cap Value Equity Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$153	1.39%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 2000® Value Index:
• Stock selection within the information technology sector, where Coherent Corp was a major contributor
• An underweight to the energy sector, which was the worst performing sector in the period
Top detractors to the Fund’s performance relative to the Russell 2000 Value Index:
• Stock selection within the consumer discretionary sector, where Adient PLC was the leading detractor
• Stock selection within the health care sector
• An overweight allocation to the information technology sector, which was the second worst performing sector in the period
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-IBIC3

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Service Class - without sales charge	20.22	10.02	8.67
Russell 3000 Index[1]	35.19	15.26	12.83
Russell 2000 Value Index	25.88	9.29	8.22
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$41.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	119
Total Advisory Fees Paid During the Reporting Period	$336,301
Portfolio Turnover Rate	36%
MM202912-309770	PAGE 2	TSR-AR-IBIC3

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Coherent Corp.	3.1%
Enerpac Tool Group Corp.	2.0%
ATI, Inc.	1.9%
Tower Semiconductor Ltd.	1.8%
Kirby Corp.	1.8%
Ciena Corp.	1.7%
Greenbrier Cos., Inc.	1.7%
Texas Capital Bancshares, Inc.	1.6%
Live Oak Bancshares, Inc.	1.5%
Lumentum Holdings, Inc.	1.5%

Sectors (% of Total Investments)
Industrials	26.3%
Financials	18.0%
Information Technology	14.2%
Consumer Discretionary	11.2%
Materials	9.5%
Real Estate	5.4%
Consumer Staples	5.1%
Energy	3.9%
Health Care	2.4%
Utilities	1.9%
Communication Services	0.3%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 1.16%, 1.26%, 1.36%, 1.46%, 1.61%, 1.66%, 1.86%, and 1.26% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.
On July 1, 2024, this agreement was replaced by a new agreement with MML Investment Advisers, LLC to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 1.10%, 1.20%, 1.30%, 1.40%, 1.55%, 1.60%, 1.80%, and 1.20% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IBIC3

MassMutual Small Cap Value Equity Fund
Administrative Class | MMQLX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Small Cap Value Equity Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$163	1.48%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 2000® Value Index:
• Stock selection within the information technology sector, where Coherent Corp was a major contributor
• An underweight to the energy sector, which was the worst performing sector in the period
Top detractors to the Fund’s performance relative to the Russell 2000 Value Index:
• Stock selection within the consumer discretionary sector, where Adient PLC was the leading detractor
• Stock selection within the health care sector
• An overweight allocation to the information technology sector, which was the second worst performing sector in the period
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-IBIC4

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Administrative Class - without sales charge	20.66	9.98	8.60
Russell 3000 Index[1]	35.19	15.26	12.83
Russell 2000 Value Index	25.88	9.29	8.22
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$41.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	119
Total Advisory Fees Paid During the Reporting Period	$336,301
Portfolio Turnover Rate	36%
MM202912-309770	PAGE 2	TSR-AR-IBIC4

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Coherent Corp.	3.1%
Enerpac Tool Group Corp.	2.0%
ATI, Inc.	1.9%
Tower Semiconductor Ltd.	1.8%
Kirby Corp.	1.8%
Ciena Corp.	1.7%
Greenbrier Cos., Inc.	1.7%
Texas Capital Bancshares, Inc.	1.6%
Live Oak Bancshares, Inc.	1.5%
Lumentum Holdings, Inc.	1.5%

Sectors (% of Total Investments)
Industrials	26.3%
Financials	18.0%
Information Technology	14.2%
Consumer Discretionary	11.2%
Materials	9.5%
Real Estate	5.4%
Consumer Staples	5.1%
Energy	3.9%
Health Care	2.4%
Utilities	1.9%
Communication Services	0.3%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 1.16%, 1.26%, 1.36%, 1.46%, 1.61%, 1.66%, 1.86%, and 1.26% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.
On July 1, 2024, this agreement was replaced by a new agreement with MML Investment Advisers, LLC to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 1.10%, 1.20%, 1.30%, 1.40%, 1.55%, 1.60%, 1.80%, and 1.20% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IBIC4

MassMutual Small Cap Value Equity Fund
Class R4 | MMQFX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Small Cap Value Equity Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$179	1.63%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 2000® Value Index:
• Stock selection within the information technology sector, where Coherent Corp was a major contributor
• An underweight to the energy sector, which was the worst performing sector in the period
Top detractors to the Fund’s performance relative to the Russell 2000 Value Index:
• Stock selection within the consumer discretionary sector, where Adient PLC was the leading detractor
• Stock selection within the health care sector
• An overweight allocation to the information technology sector, which was the second worst performing sector in the period
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-IBICK

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R4 - without sales charge	19.92	9.74	8.40
Russell 3000 Index[1]	35.19	15.26	12.83
Russell 2000 Value Index	25.88	9.29	8.22
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$41.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	119
Total Advisory Fees Paid During the Reporting Period	$336,301
Portfolio Turnover Rate	36%
MM202912-309770	PAGE 2	TSR-AR-IBICK

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Coherent Corp.	3.1%
Enerpac Tool Group Corp.	2.0%
ATI, Inc.	1.9%
Tower Semiconductor Ltd.	1.8%
Kirby Corp.	1.8%
Ciena Corp.	1.7%
Greenbrier Cos., Inc.	1.7%
Texas Capital Bancshares, Inc.	1.6%
Live Oak Bancshares, Inc.	1.5%
Lumentum Holdings, Inc.	1.5%

Sectors (% of Total Investments)
Industrials	26.3%
Financials	18.0%
Information Technology	14.2%
Consumer Discretionary	11.2%
Materials	9.5%
Real Estate	5.4%
Consumer Staples	5.1%
Energy	3.9%
Health Care	2.4%
Utilities	1.9%
Communication Services	0.3%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 1.16%, 1.26%, 1.36%, 1.46%, 1.61%, 1.66%, 1.86%, and 1.26% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.
On July 1, 2024, this agreement was replaced by a new agreement with MML Investment Advisers, LLC to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 1.10%, 1.20%, 1.30%, 1.40%, 1.55%, 1.60%, 1.80%, and 1.20% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IBICK

MassMutual Small Cap Value Equity Fund
Class A | MMQAX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Small Cap Value Equity Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$187	1.70%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 2000® Value Index:
• Stock selection within the information technology sector, where Coherent Corp was a major contributor
• An underweight to the energy sector, which was the worst performing sector in the period
Top detractors to the Fund’s performance relative to the Russell 2000 Value Index:
• Stock selection within the consumer discretionary sector, where Adient PLC was the leading detractor
• Stock selection within the health care sector
• An overweight allocation to the information technology sector, which was the second worst performing sector in the period
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-IBIC2

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class A - without sales charge	20.04	9.63	8.28
Class A - with maximum sales charge	13.31	8.40	7.67
Russell 3000 Index[1]	35.19	15.26	12.83
Russell 2000 Value Index	25.88	9.29	8.22
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$41.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	119
Total Advisory Fees Paid During the Reporting Period	$336,301
Portfolio Turnover Rate	36%
MM202912-309770	PAGE 2	TSR-AR-IBIC2

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Coherent Corp.	3.1%
Enerpac Tool Group Corp.	2.0%
ATI, Inc.	1.9%
Tower Semiconductor Ltd.	1.8%
Kirby Corp.	1.8%
Ciena Corp.	1.7%
Greenbrier Cos., Inc.	1.7%
Texas Capital Bancshares, Inc.	1.6%
Live Oak Bancshares, Inc.	1.5%
Lumentum Holdings, Inc.	1.5%

Sectors (% of Total Investments)
Industrials	26.3%
Financials	18.0%
Information Technology	14.2%
Consumer Discretionary	11.2%
Materials	9.5%
Real Estate	5.4%
Consumer Staples	5.1%
Energy	3.9%
Health Care	2.4%
Utilities	1.9%
Communication Services	0.3%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 1.16%, 1.26%, 1.36%, 1.46%, 1.61%, 1.66%, 1.86%, and 1.26% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.
On July 1, 2024, this agreement was replaced by a new agreement with MML Investment Advisers, LLC to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 1.10%, 1.20%, 1.30%, 1.40%, 1.55%, 1.60%, 1.80%, and 1.20% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IBIC2

MassMutual Small Cap Value Equity Fund
Class R3 | MMQTX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Small Cap Value Equity Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$207	1.88%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 2000® Value Index:
• Stock selection within the information technology sector, where Coherent Corp was a major contributor
• An underweight to the energy sector, which was the worst performing sector in the period
Top detractors to the Fund’s performance relative to the Russell 2000 Value Index:
• Stock selection within the consumer discretionary sector, where Adient PLC was the leading detractor
• Stock selection within the health care sector
• An overweight allocation to the information technology sector, which was the second worst performing sector in the period
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-IBICJ

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R3 - without sales charge	19.82	9.48	8.13
Russell 3000 Index[1]	35.19	15.26	12.83
Russell 2000 Value Index	25.88	9.29	8.22
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$41.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	119
Total Advisory Fees Paid During the Reporting Period	$336,301
Portfolio Turnover Rate	36%
MM202912-309770	PAGE 2	TSR-AR-IBICJ

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Coherent Corp.	3.1%
Enerpac Tool Group Corp.	2.0%
ATI, Inc.	1.9%
Tower Semiconductor Ltd.	1.8%
Kirby Corp.	1.8%
Ciena Corp.	1.7%
Greenbrier Cos., Inc.	1.7%
Texas Capital Bancshares, Inc.	1.6%
Live Oak Bancshares, Inc.	1.5%
Lumentum Holdings, Inc.	1.5%

Sectors (% of Total Investments)
Industrials	26.3%
Financials	18.0%
Information Technology	14.2%
Consumer Discretionary	11.2%
Materials	9.5%
Real Estate	5.4%
Consumer Staples	5.1%
Energy	3.9%
Health Care	2.4%
Utilities	1.9%
Communication Services	0.3%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 1.16%, 1.26%, 1.36%, 1.46%, 1.61%, 1.66%, 1.86%, and 1.26% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.
On July 1, 2024, this agreement was replaced by a new agreement with MML Investment Advisers, LLC to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 1.10%, 1.20%, 1.30%, 1.40%, 1.55%, 1.60%, 1.80%, and 1.20% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IBICJ

MassMutual Small Cap Value Equity Fund
Class Y | MMNKX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Small Cap Value Equity Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$141	1.28%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 2000® Value Index:
• Stock selection within the information technology sector, where Coherent Corp was a major contributor
• An underweight to the energy sector, which was the worst performing sector in the period
Top detractors to the Fund’s performance relative to the Russell 2000 Value Index:
• Stock selection within the consumer discretionary sector, where Adient PLC was the leading detractor
• Stock selection within the health care sector
• An overweight allocation to the information technology sector, which was the second worst performing sector in the period
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (February 1, 2023 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-IBICY

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	Since Inception (02/01/2023)
Class Y - without sales charge	20.44	7.78
Russell 3000 Index[1]	35.19	23.53
Russell 2000 Value Index	25.88	8.36
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$41.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	119
Total Advisory Fees Paid During the Reporting Period	$336,301
Portfolio Turnover Rate	36%
MM202912-309770	PAGE 2	TSR-AR-IBICY

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Coherent Corp.	3.1%
Enerpac Tool Group Corp.	2.0%
ATI, Inc.	1.9%
Tower Semiconductor Ltd.	1.8%
Kirby Corp.	1.8%
Ciena Corp.	1.7%
Greenbrier Cos., Inc.	1.7%
Texas Capital Bancshares, Inc.	1.6%
Live Oak Bancshares, Inc.	1.5%
Lumentum Holdings, Inc.	1.5%

Sectors (% of Total Investments)
Industrials	26.3%
Financials	18.0%
Information Technology	14.2%
Consumer Discretionary	11.2%
Materials	9.5%
Real Estate	5.4%
Consumer Staples	5.1%
Energy	3.9%
Health Care	2.4%
Utilities	1.9%
Communication Services	0.3%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 1.16%, 1.26%, 1.36%, 1.46%, 1.61%, 1.66%, 1.86%, and 1.26% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.
On July 1, 2024, this agreement was replaced by a new agreement with MML Investment Advisers, LLC to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 1.10%, 1.20%, 1.30%, 1.40%, 1.55%, 1.60%, 1.80%, and 1.20% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IBICY

MassMutual Small Company Value Fund
Class I | MSVZX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Small Company Value Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$96	0.86%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 2000® Value Index:
• An overweight allocation to and stock selection within the industrials sector
• Stock selection within the information technology sector
• An underweight allocation to and stock selection within the energy sector
Top detractors to the Fund’s performance relative to the Russell 2000 Value Index:
• Stock selection within the health care sector
• Stock selection within the consumer discretionary sector
• An overweight allocation to the information technology sector
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITKC6

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class I - without sales charge	22.96	9.27	7.65
Russell 3000 Index[1]	35.19	15.26	12.83
Russell 2000 Value Index	25.88	9.29	8.22
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$125.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	189
Total Advisory Fees Paid During the Reporting Period	$1,289,532
Portfolio Turnover Rate	57%
MM202912-309770	PAGE 2	TSR-AR-ITKC6

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Magnolia Oil & Gas Corp. Class A	1.5%
Northern Oil & Gas, Inc.	1.5%
Cactus, Inc. Class A	1.3%
Gates Industrial Corp. PLC	1.2%
First BanCorp	1.2%
Pacific Premier Bancorp, Inc.	1.2%
Independence Realty Trust, Inc.	1.2%
Taylor Morrison Home Corp.	1.1%
BankUnited, Inc.	1.1%
Walker & Dunlop, Inc.	1.0%

Sectors (% of Total Investments)
Financials	26.9%
Industrials	17.9%
Consumer Discretionary	14.4%
Information Technology	9.0%
Materials	7.7%
Energy	7.6%
Real Estate	7.1%
Health Care	3.0%
Consumer Staples	2.0%
Utilities	1.9%
Communication Services	1.6%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 1.41% to 1.36% to coincide with this change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITKC6

MassMutual Small Company Value Fund
Class R5 | MSVSX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Small Company Value Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$107	0.96%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 2000® Value Index:
• An overweight allocation to and stock selection within the industrials sector
• Stock selection within the information technology sector
• An underweight allocation to and stock selection within the energy sector
Top detractors to the Fund’s performance relative to the Russell 2000 Value Index:
• Stock selection within the health care sector
• Stock selection within the consumer discretionary sector
• An overweight allocation to the information technology sector
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITKC1

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R5 - without sales charge	22.96	9.18	7.56
Russell 3000 Index[1]	35.19	15.26	12.83
Russell 2000 Value Index	25.88	9.29	8.22
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$125.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	189
Total Advisory Fees Paid During the Reporting Period	$1,289,532
Portfolio Turnover Rate	57%
MM202912-309770	PAGE 2	TSR-AR-ITKC1

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Magnolia Oil & Gas Corp. Class A	1.5%
Northern Oil & Gas, Inc.	1.5%
Cactus, Inc. Class A	1.3%
Gates Industrial Corp. PLC	1.2%
First BanCorp	1.2%
Pacific Premier Bancorp, Inc.	1.2%
Independence Realty Trust, Inc.	1.2%
Taylor Morrison Home Corp.	1.1%
BankUnited, Inc.	1.1%
Walker & Dunlop, Inc.	1.0%

Sectors (% of Total Investments)
Financials	26.9%
Industrials	17.9%
Consumer Discretionary	14.4%
Information Technology	9.0%
Materials	7.7%
Energy	7.6%
Real Estate	7.1%
Health Care	3.0%
Consumer Staples	2.0%
Utilities	1.9%
Communication Services	1.6%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 1.41% to 1.36% to coincide with this change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITKC1

MassMutual Small Company Value Fund
Service Class | MMVYX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Small Company Value Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$118	1.06%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 2000® Value Index:
• An overweight allocation to and stock selection within the industrials sector
• Stock selection within the information technology sector
• An underweight allocation to and stock selection within the energy sector
Top detractors to the Fund’s performance relative to the Russell 2000 Value Index:
• Stock selection within the health care sector
• Stock selection within the consumer discretionary sector
• An overweight allocation to the information technology sector
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITKC3

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Service Class - without sales charge	22.83	9.05	7.44
Russell 3000 Index[1]	35.19	15.26	12.83
Russell 2000 Value Index	25.88	9.29	8.22
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$125.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	189
Total Advisory Fees Paid During the Reporting Period	$1,289,532
Portfolio Turnover Rate	57%
MM202912-309770	PAGE 2	TSR-AR-ITKC3

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Magnolia Oil & Gas Corp. Class A	1.5%
Northern Oil & Gas, Inc.	1.5%
Cactus, Inc. Class A	1.3%
Gates Industrial Corp. PLC	1.2%
First BanCorp	1.2%
Pacific Premier Bancorp, Inc.	1.2%
Independence Realty Trust, Inc.	1.2%
Taylor Morrison Home Corp.	1.1%
BankUnited, Inc.	1.1%
Walker & Dunlop, Inc.	1.0%

Sectors (% of Total Investments)
Financials	26.9%
Industrials	17.9%
Consumer Discretionary	14.4%
Information Technology	9.0%
Materials	7.7%
Energy	7.6%
Real Estate	7.1%
Health Care	3.0%
Consumer Staples	2.0%
Utilities	1.9%
Communication Services	1.6%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 1.41% to 1.36% to coincide with this change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITKC3

MassMutual Small Company Value Fund
Administrative Class | MMYLX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Small Company Value Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$129	1.16%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 2000® Value Index:
• An overweight allocation to and stock selection within the industrials sector
• Stock selection within the information technology sector
• An underweight allocation to and stock selection within the energy sector
Top detractors to the Fund’s performance relative to the Russell 2000 Value Index:
• Stock selection within the health care sector
• Stock selection within the consumer discretionary sector
• An overweight allocation to the information technology sector
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITKC4

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Administrative Class - without sales charge	22.56	8.95	7.33
Russell 3000 Index[1]	35.19	15.26	12.83
Russell 2000 Value Index	25.88	9.29	8.22
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$125.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	189
Total Advisory Fees Paid During the Reporting Period	$1,289,532
Portfolio Turnover Rate	57%
MM202912-309770	PAGE 2	TSR-AR-ITKC4

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Magnolia Oil & Gas Corp. Class A	1.5%
Northern Oil & Gas, Inc.	1.5%
Cactus, Inc. Class A	1.3%
Gates Industrial Corp. PLC	1.2%
First BanCorp	1.2%
Pacific Premier Bancorp, Inc.	1.2%
Independence Realty Trust, Inc.	1.2%
Taylor Morrison Home Corp.	1.1%
BankUnited, Inc.	1.1%
Walker & Dunlop, Inc.	1.0%

Sectors (% of Total Investments)
Financials	26.9%
Industrials	17.9%
Consumer Discretionary	14.4%
Information Technology	9.0%
Materials	7.7%
Energy	7.6%
Real Estate	7.1%
Health Care	3.0%
Consumer Staples	2.0%
Utilities	1.9%
Communication Services	1.6%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 1.41% to 1.36% to coincide with this change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITKC4

MassMutual Small Company Value Fund
Class R4 | MMVFX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Small Company Value Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$146	1.31%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 2000® Value Index:
• An overweight allocation to and stock selection within the industrials sector
• Stock selection within the information technology sector
• An underweight allocation to and stock selection within the energy sector
Top detractors to the Fund’s performance relative to the Russell 2000 Value Index:
• Stock selection within the health care sector
• Stock selection within the consumer discretionary sector
• An overweight allocation to the information technology sector
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITKCK

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R4 - without sales charge	22.36	8.76	7.16
Russell 3000 Index[1]	35.19	15.26	12.83
Russell 2000 Value Index	25.88	9.29	8.22
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$125.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	189
Total Advisory Fees Paid During the Reporting Period	$1,289,532
Portfolio Turnover Rate	57%
MM202912-309770	PAGE 2	TSR-AR-ITKCK

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Magnolia Oil & Gas Corp. Class A	1.5%
Northern Oil & Gas, Inc.	1.5%
Cactus, Inc. Class A	1.3%
Gates Industrial Corp. PLC	1.2%
First BanCorp	1.2%
Pacific Premier Bancorp, Inc.	1.2%
Independence Realty Trust, Inc.	1.2%
Taylor Morrison Home Corp.	1.1%
BankUnited, Inc.	1.1%
Walker & Dunlop, Inc.	1.0%

Sectors (% of Total Investments)
Financials	26.9%
Industrials	17.9%
Consumer Discretionary	14.4%
Information Technology	9.0%
Materials	7.7%
Energy	7.6%
Real Estate	7.1%
Health Care	3.0%
Consumer Staples	2.0%
Utilities	1.9%
Communication Services	1.6%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 1.41% to 1.36% to coincide with this change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITKCK

MassMutual Small Company Value Fund
Class A | MMYAX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Small Company Value Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$154	1.38%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 2000® Value Index:
• An overweight allocation to and stock selection within the industrials sector
• Stock selection within the information technology sector
• An underweight allocation to and stock selection within the energy sector
Top detractors to the Fund’s performance relative to the Russell 2000 Value Index:
• Stock selection within the health care sector
• Stock selection within the consumer discretionary sector
• An overweight allocation to the information technology sector
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITKC2

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class A - without sales charge	22.49	8.68	7.07
Class A - with maximum sales charge	15.76	7.46	6.47
Russell 3000 Index[1]	35.19	15.26	12.83
Russell 2000 Value Index	25.88	9.29	8.22
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$125.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	189
Total Advisory Fees Paid During the Reporting Period	$1,289,532
Portfolio Turnover Rate	57%
MM202912-309770	PAGE 2	TSR-AR-ITKC2

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Magnolia Oil & Gas Corp. Class A	1.5%
Northern Oil & Gas, Inc.	1.5%
Cactus, Inc. Class A	1.3%
Gates Industrial Corp. PLC	1.2%
First BanCorp	1.2%
Pacific Premier Bancorp, Inc.	1.2%
Independence Realty Trust, Inc.	1.2%
Taylor Morrison Home Corp.	1.1%
BankUnited, Inc.	1.1%
Walker & Dunlop, Inc.	1.0%

Sectors (% of Total Investments)
Financials	26.9%
Industrials	17.9%
Consumer Discretionary	14.4%
Information Technology	9.0%
Materials	7.7%
Energy	7.6%
Real Estate	7.1%
Health Care	3.0%
Consumer Staples	2.0%
Utilities	1.9%
Communication Services	1.6%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 1.41% to 1.36% to coincide with this change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITKC2

MassMutual Small Company Value Fund
Class R3 | MSVNX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Small Company Value Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$173	1.56%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 2000® Value Index:
• An overweight allocation to and stock selection within the industrials sector
• Stock selection within the information technology sector
• An underweight allocation to and stock selection within the energy sector
Top detractors to the Fund’s performance relative to the Russell 2000 Value Index:
• Stock selection within the health care sector
• Stock selection within the consumer discretionary sector
• An overweight allocation to the information technology sector
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITKC5

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R3 - without sales charge	22.17	8.51	6.91
Russell 3000 Index[1]	35.19	15.26	12.83
Russell 2000 Value Index	25.88	9.29	8.22
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$125.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	189
Total Advisory Fees Paid During the Reporting Period	$1,289,532
Portfolio Turnover Rate	57%
MM202912-309770	PAGE 2	TSR-AR-ITKC5

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Magnolia Oil & Gas Corp. Class A	1.5%
Northern Oil & Gas, Inc.	1.5%
Cactus, Inc. Class A	1.3%
Gates Industrial Corp. PLC	1.2%
First BanCorp	1.2%
Pacific Premier Bancorp, Inc.	1.2%
Independence Realty Trust, Inc.	1.2%
Taylor Morrison Home Corp.	1.1%
BankUnited, Inc.	1.1%
Walker & Dunlop, Inc.	1.0%

Sectors (% of Total Investments)
Financials	26.9%
Industrials	17.9%
Consumer Discretionary	14.4%
Information Technology	9.0%
Materials	7.7%
Energy	7.6%
Real Estate	7.1%
Health Care	3.0%
Consumer Staples	2.0%
Utilities	1.9%
Communication Services	1.6%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 1.41% to 1.36% to coincide with this change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITKC5

MassMutual Small Company Value Fund
Class Y | MMNLX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Small Company Value Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$107	0.96%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 2000® Value Index:
• An overweight allocation to and stock selection within the industrials sector
• Stock selection within the information technology sector
• An underweight allocation to and stock selection within the energy sector
Top detractors to the Fund’s performance relative to the Russell 2000 Value Index:
• Stock selection within the health care sector
• Stock selection within the consumer discretionary sector
• An overweight allocation to the information technology sector
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (February 1, 2023 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITKCY

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	Since Inception (02/01/2023)
Class Y - without sales charge	22.86	4.52
Russell 3000 Index[1]	35.19	23.53
Russell 2000 Value Index	25.88	8.36
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$125.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	189
Total Advisory Fees Paid During the Reporting Period	$1,289,532
Portfolio Turnover Rate	57%
MM202912-309770	PAGE 2	TSR-AR-ITKCY

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Magnolia Oil & Gas Corp. Class A	1.5%
Northern Oil & Gas, Inc.	1.5%
Cactus, Inc. Class A	1.3%
Gates Industrial Corp. PLC	1.2%
First BanCorp	1.2%
Pacific Premier Bancorp, Inc.	1.2%
Independence Realty Trust, Inc.	1.2%
Taylor Morrison Home Corp.	1.1%
BankUnited, Inc.	1.1%
Walker & Dunlop, Inc.	1.0%

Sectors (% of Total Investments)
Financials	26.9%
Industrials	17.9%
Consumer Discretionary	14.4%
Information Technology	9.0%
Materials	7.7%
Energy	7.6%
Real Estate	7.1%
Health Care	3.0%
Consumer Staples	2.0%
Utilities	1.9%
Communication Services	1.6%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 1.41% to 1.36% to coincide with this change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITKCY

MassMutual Mid Cap Growth Fund
Class I | MEFZX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Mid Cap Growth Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$74	0.66%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell Midcap® Growth Index:
• Stock selection within the financials sector
• An overweight allocation to, and stock selection within, the communication services sector
• Stock selection within the materials sector
Top detractors to the Fund’s performance relative to the Russell Midcap Growth Index:
• Stock selection within the consumer discretionary sector
• An overweight allocation to, and stock selection within, the health care sector
• An underweight allocation to the utilities sector
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITIK6

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class I - without sales charge	23.63	9.34	11.00
Russell 3000 Index[1]	35.19	15.26	12.83
Russell Midcap Growth Index	29.33	11.48	11.30
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell Midcap Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell Midcap Growth Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$5,107.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	187
Total Advisory Fees Paid During the Reporting Period	$32,787,457
Portfolio Turnover Rate	32%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Marvell Technology, Inc.	2.4%
Trade Desk, Inc. Class A	2.4%
Hologic, Inc.	2.4%
Agilent Technologies, Inc.	1.8%
Teleflex, Inc.	1.8%
Microchip Technology, Inc.	1.8%
Veeva Systems, Inc. Class A	1.7%
Domino’s Pizza, Inc.	1.6%
Fair Isaac Corp.	1.4%
Ross Stores, Inc.	1.4%

Sectors (% of Total Investments)
Health Care	21.9%
Information Technology	18.8%
Industrials	16.8%
Consumer Discretionary	12.2%
Financials	8.2%
Communication Services	5.4%
Materials	5.2%
Energy	3.8%
Consumer Staples	3.2%
Real Estate	0.8%
MM202912-309770	PAGE 2	TSR-AR-ITIK6

HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 28, 2024, MML Investment Advisers, LLC has agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.66%, 0.76%, 0.86%, 0.96%, 1.11%, 1.16%, 1.36%, and 0.76% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITIK6

MassMutual Mid Cap Growth Fund
Class R5 | MGRFX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Mid Cap Growth Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$85	0.76%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell Midcap® Growth Index:
• Stock selection within the financials sector
• An overweight allocation to, and stock selection within, the communication services sector
• Stock selection within the materials sector
Top detractors to the Fund’s performance relative to the Russell Midcap Growth Index:
• Stock selection within the consumer discretionary sector
• An overweight allocation to, and stock selection within, the health care sector
• An underweight allocation to the utilities sector
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITIK1

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R5 - without sales charge	23.48	9.23	10.89
Russell 3000 Index[1]	35.19	15.26	12.83
Russell Midcap Growth Index	29.33	11.48	11.30
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell Midcap Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell Midcap Growth Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$5,107.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	187
Total Advisory Fees Paid During the Reporting Period	$32,787,457
Portfolio Turnover Rate	32%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Marvell Technology, Inc.	2.4%
Trade Desk, Inc. Class A	2.4%
Hologic, Inc.	2.4%
Agilent Technologies, Inc.	1.8%
Teleflex, Inc.	1.8%
Microchip Technology, Inc.	1.8%
Veeva Systems, Inc. Class A	1.7%
Domino’s Pizza, Inc.	1.6%
Fair Isaac Corp.	1.4%
Ross Stores, Inc.	1.4%

Sectors (% of Total Investments)
Health Care	21.9%
Information Technology	18.8%
Industrials	16.8%
Consumer Discretionary	12.2%
Financials	8.2%
Communication Services	5.4%
Materials	5.2%
Energy	3.8%
Consumer Staples	3.2%
Real Estate	0.8%
MM202912-309770	PAGE 2	TSR-AR-ITIK1

HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 28, 2024, MML Investment Advisers, LLC has agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.66%, 0.76%, 0.86%, 0.96%, 1.11%, 1.16%, 1.36%, and 0.76% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITIK1

MassMutual Mid Cap Growth Fund
Service Class | MEFYX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Mid Cap Growth Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$96	0.86%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell Midcap® Growth Index:
• Stock selection within the financials sector
• An overweight allocation to, and stock selection within, the communication services sector
• Stock selection within the materials sector
Top detractors to the Fund’s performance relative to the Russell Midcap Growth Index:
• Stock selection within the consumer discretionary sector
• An overweight allocation to, and stock selection within, the health care sector
• An underweight allocation to the utilities sector
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITIK3

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Service Class - without sales charge	23.39	9.12	10.78
Russell 3000 Index[1]	35.19	15.26	12.83
Russell Midcap Growth Index	29.33	11.48	11.30
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell Midcap Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell Midcap Growth Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$5,107.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	187
Total Advisory Fees Paid During the Reporting Period	$32,787,457
Portfolio Turnover Rate	32%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Marvell Technology, Inc.	2.4%
Trade Desk, Inc. Class A	2.4%
Hologic, Inc.	2.4%
Agilent Technologies, Inc.	1.8%
Teleflex, Inc.	1.8%
Microchip Technology, Inc.	1.8%
Veeva Systems, Inc. Class A	1.7%
Domino’s Pizza, Inc.	1.6%
Fair Isaac Corp.	1.4%
Ross Stores, Inc.	1.4%

Sectors (% of Total Investments)
Health Care	21.9%
Information Technology	18.8%
Industrials	16.8%
Consumer Discretionary	12.2%
Financials	8.2%
Communication Services	5.4%
Materials	5.2%
Energy	3.8%
Consumer Staples	3.2%
Real Estate	0.8%
MM202912-309770	PAGE 2	TSR-AR-ITIK3

HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 28, 2024, MML Investment Advisers, LLC has agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.66%, 0.76%, 0.86%, 0.96%, 1.11%, 1.16%, 1.36%, and 0.76% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITIK3

MassMutual Mid Cap Growth Fund
Administrative Class | MMELX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Mid Cap Growth Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$107	0.96%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell Midcap® Growth Index:
• Stock selection within the financials sector
• An overweight allocation to, and stock selection within, the communication services sector
• Stock selection within the materials sector
Top detractors to the Fund’s performance relative to the Russell Midcap Growth Index:
• Stock selection within the consumer discretionary sector
• An overweight allocation to, and stock selection within, the health care sector
• An underweight allocation to the utilities sector
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITIK4

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Administrative Class - without sales charge	23.24	9.02	10.67
Russell 3000 Index[1]	35.19	15.26	12.83
Russell Midcap Growth Index	29.33	11.48	11.30
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell Midcap Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell Midcap Growth Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$5,107.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	187
Total Advisory Fees Paid During the Reporting Period	$32,787,457
Portfolio Turnover Rate	32%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Marvell Technology, Inc.	2.4%
Trade Desk, Inc. Class A	2.4%
Hologic, Inc.	2.4%
Agilent Technologies, Inc.	1.8%
Teleflex, Inc.	1.8%
Microchip Technology, Inc.	1.8%
Veeva Systems, Inc. Class A	1.7%
Domino’s Pizza, Inc.	1.6%
Fair Isaac Corp.	1.4%
Ross Stores, Inc.	1.4%

Sectors (% of Total Investments)
Health Care	21.9%
Information Technology	18.8%
Industrials	16.8%
Consumer Discretionary	12.2%
Financials	8.2%
Communication Services	5.4%
Materials	5.2%
Energy	3.8%
Consumer Staples	3.2%
Real Estate	0.8%
MM202912-309770	PAGE 2	TSR-AR-ITIK4

HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 28, 2024, MML Investment Advisers, LLC has agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.66%, 0.76%, 0.86%, 0.96%, 1.11%, 1.16%, 1.36%, and 0.76% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITIK4

MassMutual Mid Cap Growth Fund
Class R4 | MEFFX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Mid Cap Growth Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$124	1.11%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell Midcap® Growth Index:
• Stock selection within the financials sector
• An overweight allocation to, and stock selection within, the communication services sector
• Stock selection within the materials sector
Top detractors to the Fund’s performance relative to the Russell Midcap Growth Index:
• Stock selection within the consumer discretionary sector
• An overweight allocation to, and stock selection within, the health care sector
• An underweight allocation to the utilities sector
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITIKK

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R4 - without sales charge	23.13	8.85	10.51
Russell 3000 Index[1]	35.19	15.26	12.83
Russell Midcap Growth Index	29.33	11.48	11.30
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell Midcap Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell Midcap Growth Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$5,107.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	187
Total Advisory Fees Paid During the Reporting Period	$32,787,457
Portfolio Turnover Rate	32%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Marvell Technology, Inc.	2.4%
Trade Desk, Inc. Class A	2.4%
Hologic, Inc.	2.4%
Agilent Technologies, Inc.	1.8%
Teleflex, Inc.	1.8%
Microchip Technology, Inc.	1.8%
Veeva Systems, Inc. Class A	1.7%
Domino’s Pizza, Inc.	1.6%
Fair Isaac Corp.	1.4%
Ross Stores, Inc.	1.4%

Sectors (% of Total Investments)
Health Care	21.9%
Information Technology	18.8%
Industrials	16.8%
Consumer Discretionary	12.2%
Financials	8.2%
Communication Services	5.4%
Materials	5.2%
Energy	3.8%
Consumer Staples	3.2%
Real Estate	0.8%
MM202912-309770	PAGE 2	TSR-AR-ITIKK

HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 28, 2024, MML Investment Advisers, LLC has agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.66%, 0.76%, 0.86%, 0.96%, 1.11%, 1.16%, 1.36%, and 0.76% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITIKK

MassMutual Mid Cap Growth Fund
Class A | MEFAX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Mid Cap Growth Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$130	1.17%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell Midcap® Growth Index:
• Stock selection within the financials sector
• An overweight allocation to, and stock selection within, the communication services sector
• Stock selection within the materials sector
Top detractors to the Fund’s performance relative to the Russell Midcap Growth Index:
• Stock selection within the consumer discretionary sector
• An overweight allocation to, and stock selection within, the health care sector
• An underweight allocation to the utilities sector
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITIK2

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class A - without sales charge	22.98	8.75	10.40
Class A - with maximum sales charge	16.21	7.53	9.78
Russell 3000 Index[1]	35.19	15.26	12.83
Russell Midcap Growth Index	29.33	11.48	11.30
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell Midcap Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell Midcap Growth Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$5,107.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	187
Total Advisory Fees Paid During the Reporting Period	$32,787,457
Portfolio Turnover Rate	32%
MM202912-309770	PAGE 2	TSR-AR-ITIK2

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Marvell Technology, Inc.	2.4%
Trade Desk, Inc. Class A	2.4%
Hologic, Inc.	2.4%
Agilent Technologies, Inc.	1.8%
Teleflex, Inc.	1.8%
Microchip Technology, Inc.	1.8%
Veeva Systems, Inc. Class A	1.7%
Domino’s Pizza, Inc.	1.6%
Fair Isaac Corp.	1.4%
Ross Stores, Inc.	1.4%

Sectors (% of Total Investments)
Health Care	21.9%
Information Technology	18.8%
Industrials	16.8%
Consumer Discretionary	12.2%
Financials	8.2%
Communication Services	5.4%
Materials	5.2%
Energy	3.8%
Consumer Staples	3.2%
Real Estate	0.8%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 28, 2024, MML Investment Advisers, LLC has agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.66%, 0.76%, 0.86%, 0.96%, 1.11%, 1.16%, 1.36%, and 0.76% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITIK2

MassMutual Mid Cap Growth Fund
Class R3 | MEFNX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Mid Cap Growth Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$152	1.36%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell Midcap® Growth Index:
• Stock selection within the financials sector
• An overweight allocation to, and stock selection within, the communication services sector
• Stock selection within the materials sector
Top detractors to the Fund’s performance relative to the Russell Midcap Growth Index:
• Stock selection within the consumer discretionary sector
• An overweight allocation to, and stock selection within, the health care sector
• An underweight allocation to the utilities sector
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITIK5

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R3 - without sales charge	22.83	8.58	10.23
Russell 3000 Index[1]	35.19	15.26	12.83
Russell Midcap Growth Index	29.33	11.48	11.30
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell Midcap Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell Midcap Growth Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$5,107.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	187
Total Advisory Fees Paid During the Reporting Period	$32,787,457
Portfolio Turnover Rate	32%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Marvell Technology, Inc.	2.4%
Trade Desk, Inc. Class A	2.4%
Hologic, Inc.	2.4%
Agilent Technologies, Inc.	1.8%
Teleflex, Inc.	1.8%
Microchip Technology, Inc.	1.8%
Veeva Systems, Inc. Class A	1.7%
Domino’s Pizza, Inc.	1.6%
Fair Isaac Corp.	1.4%
Ross Stores, Inc.	1.4%

Sectors (% of Total Investments)
Health Care	21.9%
Information Technology	18.8%
Industrials	16.8%
Consumer Discretionary	12.2%
Financials	8.2%
Communication Services	5.4%
Materials	5.2%
Energy	3.8%
Consumer Staples	3.2%
Real Estate	0.8%
MM202912-309770	PAGE 2	TSR-AR-ITIK5

HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 28, 2024, MML Investment Advisers, LLC has agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.66%, 0.76%, 0.86%, 0.96%, 1.11%, 1.16%, 1.36%, and 0.76% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITIK5

MassMutual Mid Cap Growth Fund
Class Y | MMNGX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Mid Cap Growth Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$85	0.76%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell Midcap® Growth Index:
• Stock selection within the financials sector
• An overweight allocation to, and stock selection within, the communication services sector
• Stock selection within the materials sector
Top detractors to the Fund’s performance relative to the Russell Midcap Growth Index:
• Stock selection within the consumer discretionary sector
• An overweight allocation to, and stock selection within, the health care sector
• An underweight allocation to the utilities sector
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (February 1, 2023 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITIKY

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	Since Inception (02/01/2023)
Class Y - without sales charge	23.48	11.65
Russell 3000 Index[1]	35.19	23.53
Russell Midcap Growth Index	29.33	17.46
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell Midcap Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell Midcap Growth Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$5,107.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	187
Total Advisory Fees Paid During the Reporting Period	$32,787,457
Portfolio Turnover Rate	32%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Marvell Technology, Inc.	2.4%
Trade Desk, Inc. Class A	2.4%
Hologic, Inc.	2.4%
Agilent Technologies, Inc.	1.8%
Teleflex, Inc.	1.8%
Microchip Technology, Inc.	1.8%
Veeva Systems, Inc. Class A	1.7%
Domino’s Pizza, Inc.	1.6%
Fair Isaac Corp.	1.4%
Ross Stores, Inc.	1.4%

Sectors (% of Total Investments)
Health Care	21.9%
Information Technology	18.8%
Industrials	16.8%
Consumer Discretionary	12.2%
Financials	8.2%
Communication Services	5.4%
Materials	5.2%
Energy	3.8%
Consumer Staples	3.2%
Real Estate	0.8%
MM202912-309770	PAGE 2	TSR-AR-ITIKY

HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 28, 2024, MML Investment Advisers, LLC has agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.66%, 0.76%, 0.86%, 0.96%, 1.11%, 1.16%, 1.36%, and 0.76% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITIKY

MassMutual Small Cap Growth Equity Fund
Class I | MSGZX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Small Cap Growth Equity Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$98	0.85%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 2000® Growth Index:
• Stock selection within the consumer discretionary sector where an overweight allocation to Wingstop was particularly impactful
• Strong stock selection within and an overweight allocation to the industrials sector
• An underweight allocation to utilities, which was the second worst performing sector in the period
Top detractors to the Fund’s performance relative to the Russell 2000 Growth Index:
• Stock selection within the information technology sector
• An overweight allocation to the energy sector, which was the worst performing sector in the period
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITGK6

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class I - without sales charge	29.81	11.35	11.00
Russell 3000 Index[1]	35.19	15.26	12.83
Russell 2000 Growth Index	27.66	8.82	8.95
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Growth Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$772.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	242
Total Advisory Fees Paid During the Reporting Period	$6,341,986
Portfolio Turnover Rate	54%
MM202912-309770	PAGE 2	TSR-AR-ITGK6

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Comfort Systems USA, Inc.	1.4%
AZEK Co., Inc.	1.3%
Hamilton Lane, Inc. Class A	1.3%
Applied Industrial Technologies, Inc.	1.3%
Curtiss-Wright Corp.	1.2%
Fluor Corp.	1.2%
Cabot Corp.	1.2%
Wingstop, Inc.	1.2%
CyberArk Software Ltd.	1.2%
Verra Mobility Corp.	1.1%

Sectors (% of Total Investments)
Industrials	21.7%
Health Care	20.6%
Information Technology	16.4%
Consumer Discretionary	12.3%
Financials	10.1%
Real Estate	4.0%
Materials	4.0%
Energy	3.7%
Consumer Staples	2.0%
Communication Services	1.8%
Utilities	0.6%
Exchange-Traded Funds	0.6%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGK6

MassMutual Small Cap Growth Equity Fund
Class R5 | MSGSX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Small Cap Growth Equity Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$109	0.95%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 2000® Growth Index:
• Stock selection within the consumer discretionary sector where an overweight allocation to Wingstop was particularly impactful
• Strong stock selection within and an overweight allocation to the industrials sector
• An underweight allocation to utilities, which was the second worst performing sector in the period
Top detractors to the Fund’s performance relative to the Russell 2000 Growth Index:
• Stock selection within the information technology sector
• An overweight allocation to the energy sector, which was the worst performing sector in the period
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITGK1

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R5 - without sales charge	29.71	11.24	10.89
Russell 3000 Index[1]	35.19	15.26	12.83
Russell 2000 Growth Index	27.66	8.82	8.95
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Growth Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$772.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	242
Total Advisory Fees Paid During the Reporting Period	$6,341,986
Portfolio Turnover Rate	54%
MM202912-309770	PAGE 2	TSR-AR-ITGK1

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Comfort Systems USA, Inc.	1.4%
AZEK Co., Inc.	1.3%
Hamilton Lane, Inc. Class A	1.3%
Applied Industrial Technologies, Inc.	1.3%
Curtiss-Wright Corp.	1.2%
Fluor Corp.	1.2%
Cabot Corp.	1.2%
Wingstop, Inc.	1.2%
CyberArk Software Ltd.	1.2%
Verra Mobility Corp.	1.1%

Sectors (% of Total Investments)
Industrials	21.7%
Health Care	20.6%
Information Technology	16.4%
Consumer Discretionary	12.3%
Financials	10.1%
Real Estate	4.0%
Materials	4.0%
Energy	3.7%
Consumer Staples	2.0%
Communication Services	1.8%
Utilities	0.6%
Exchange-Traded Funds	0.6%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGK1

MassMutual Small Cap Growth Equity Fund
Service Class | MSCYX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Small Cap Growth Equity Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$121	1.05%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 2000® Growth Index:
• Stock selection within the consumer discretionary sector where an overweight allocation to Wingstop was particularly impactful
• Strong stock selection within and an overweight allocation to the industrials sector
• An underweight allocation to utilities, which was the second worst performing sector in the period
Top detractors to the Fund’s performance relative to the Russell 2000 Growth Index:
• Stock selection within the information technology sector
• An overweight allocation to the energy sector, which was the worst performing sector in the period
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITGK3

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Service Class - without sales charge	29.54	11.12	10.78
Russell 3000 Index[1]	35.19	15.26	12.83
Russell 2000 Growth Index	27.66	8.82	8.95
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Growth Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$772.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	242
Total Advisory Fees Paid During the Reporting Period	$6,341,986
Portfolio Turnover Rate	54%
MM202912-309770	PAGE 2	TSR-AR-ITGK3

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Comfort Systems USA, Inc.	1.4%
AZEK Co., Inc.	1.3%
Hamilton Lane, Inc. Class A	1.3%
Applied Industrial Technologies, Inc.	1.3%
Curtiss-Wright Corp.	1.2%
Fluor Corp.	1.2%
Cabot Corp.	1.2%
Wingstop, Inc.	1.2%
CyberArk Software Ltd.	1.2%
Verra Mobility Corp.	1.1%

Sectors (% of Total Investments)
Industrials	21.7%
Health Care	20.6%
Information Technology	16.4%
Consumer Discretionary	12.3%
Financials	10.1%
Real Estate	4.0%
Materials	4.0%
Energy	3.7%
Consumer Staples	2.0%
Communication Services	1.8%
Utilities	0.6%
Exchange-Traded Funds	0.6%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGK3

MassMutual Small Cap Growth Equity Fund
Administrative Class | MSGLX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Small Cap Growth Equity Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$132	1.15%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 2000® Growth Index:
• Stock selection within the consumer discretionary sector where an overweight allocation to Wingstop was particularly impactful
• Strong stock selection within and an overweight allocation to the industrials sector
• An underweight allocation to utilities, which was the second worst performing sector in the period
Top detractors to the Fund’s performance relative to the Russell 2000 Growth Index:
• Stock selection within the information technology sector
• An overweight allocation to the energy sector, which was the worst performing sector in the period
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITGK4

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Administrative Class - without sales charge	29.45	11.02	10.67
Russell 3000 Index[1]	35.19	15.26	12.83
Russell 2000 Growth Index	27.66	8.82	8.95
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Growth Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$772.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	242
Total Advisory Fees Paid During the Reporting Period	$6,341,986
Portfolio Turnover Rate	54%
MM202912-309770	PAGE 2	TSR-AR-ITGK4

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Comfort Systems USA, Inc.	1.4%
AZEK Co., Inc.	1.3%
Hamilton Lane, Inc. Class A	1.3%
Applied Industrial Technologies, Inc.	1.3%
Curtiss-Wright Corp.	1.2%
Fluor Corp.	1.2%
Cabot Corp.	1.2%
Wingstop, Inc.	1.2%
CyberArk Software Ltd.	1.2%
Verra Mobility Corp.	1.1%

Sectors (% of Total Investments)
Industrials	21.7%
Health Care	20.6%
Information Technology	16.4%
Consumer Discretionary	12.3%
Financials	10.1%
Real Estate	4.0%
Materials	4.0%
Energy	3.7%
Consumer Staples	2.0%
Communication Services	1.8%
Utilities	0.6%
Exchange-Traded Funds	0.6%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGK4

MassMutual Small Cap Growth Equity Fund
Class R4 | MSERX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Small Cap Growth Equity Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$149	1.30%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 2000® Growth Index:
• Stock selection within the consumer discretionary sector where an overweight allocation to Wingstop was particularly impactful
• Strong stock selection within and an overweight allocation to the industrials sector
• An underweight allocation to utilities, which was the second worst performing sector in the period
Top detractors to the Fund’s performance relative to the Russell 2000 Growth Index:
• Stock selection within the information technology sector
• An overweight allocation to the energy sector, which was the worst performing sector in the period
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITGKK

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R4 - without sales charge	29.11	10.85	10.51
Russell 3000 Index[1]	35.19	15.26	12.83
Russell 2000 Growth Index	27.66	8.82	8.95
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Growth Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$772.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	242
Total Advisory Fees Paid During the Reporting Period	$6,341,986
Portfolio Turnover Rate	54%
MM202912-309770	PAGE 2	TSR-AR-ITGKK

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Comfort Systems USA, Inc.	1.4%
AZEK Co., Inc.	1.3%
Hamilton Lane, Inc. Class A	1.3%
Applied Industrial Technologies, Inc.	1.3%
Curtiss-Wright Corp.	1.2%
Fluor Corp.	1.2%
Cabot Corp.	1.2%
Wingstop, Inc.	1.2%
CyberArk Software Ltd.	1.2%
Verra Mobility Corp.	1.1%

Sectors (% of Total Investments)
Industrials	21.7%
Health Care	20.6%
Information Technology	16.4%
Consumer Discretionary	12.3%
Financials	10.1%
Real Estate	4.0%
Materials	4.0%
Energy	3.7%
Consumer Staples	2.0%
Communication Services	1.8%
Utilities	0.6%
Exchange-Traded Funds	0.6%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGKK

MassMutual Small Cap Growth Equity Fund
Class A | MMGEX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Small Cap Growth Equity Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$157	1.37%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 2000® Growth Index:
• Stock selection within the consumer discretionary sector where an overweight allocation to Wingstop was particularly impactful
• Strong stock selection within and an overweight allocation to the industrials sector
• An underweight allocation to utilities, which was the second worst performing sector in the period
Top detractors to the Fund’s performance relative to the Russell 2000 Growth Index:
• Stock selection within the information technology sector
• An overweight allocation to the energy sector, which was the worst performing sector in the period
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITGK2

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class A - without sales charge	29.20	10.75	10.40
Class A - with maximum sales charge	22.09	9.51	9.78
Russell 3000 Index[1]	35.19	15.26	12.83
Russell 2000 Growth Index	27.66	8.82	8.95
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Growth Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$772.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	242
Total Advisory Fees Paid During the Reporting Period	$6,341,986
Portfolio Turnover Rate	54%
MM202912-309770	PAGE 2	TSR-AR-ITGK2

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Comfort Systems USA, Inc.	1.4%
AZEK Co., Inc.	1.3%
Hamilton Lane, Inc. Class A	1.3%
Applied Industrial Technologies, Inc.	1.3%
Curtiss-Wright Corp.	1.2%
Fluor Corp.	1.2%
Cabot Corp.	1.2%
Wingstop, Inc.	1.2%
CyberArk Software Ltd.	1.2%
Verra Mobility Corp.	1.1%

Sectors (% of Total Investments)
Industrials	21.7%
Health Care	20.6%
Information Technology	16.4%
Consumer Discretionary	12.3%
Financials	10.1%
Real Estate	4.0%
Materials	4.0%
Energy	3.7%
Consumer Staples	2.0%
Communication Services	1.8%
Utilities	0.6%
Exchange-Traded Funds	0.6%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGK2

MassMutual Small Cap Growth Equity Fund
Class R3 | MSGNX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Small Cap Growth Equity Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$177	1.55%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 2000® Growth Index:
• Stock selection within the consumer discretionary sector where an overweight allocation to Wingstop was particularly impactful
• Strong stock selection within and an overweight allocation to the industrials sector
• An underweight allocation to utilities, which was the second worst performing sector in the period
Top detractors to the Fund’s performance relative to the Russell 2000 Growth Index:
• Stock selection within the information technology sector
• An overweight allocation to the energy sector, which was the worst performing sector in the period
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITGK5

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R3 - without sales charge	28.95	10.56	10.23
Russell 3000 Index[1]	35.19	15.26	12.83
Russell 2000 Growth Index	27.66	8.82	8.95
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Growth Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$772.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	242
Total Advisory Fees Paid During the Reporting Period	$6,341,986
Portfolio Turnover Rate	54%
MM202912-309770	PAGE 2	TSR-AR-ITGK5

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Comfort Systems USA, Inc.	1.4%
AZEK Co., Inc.	1.3%
Hamilton Lane, Inc. Class A	1.3%
Applied Industrial Technologies, Inc.	1.3%
Curtiss-Wright Corp.	1.2%
Fluor Corp.	1.2%
Cabot Corp.	1.2%
Wingstop, Inc.	1.2%
CyberArk Software Ltd.	1.2%
Verra Mobility Corp.	1.1%

Sectors (% of Total Investments)
Industrials	21.7%
Health Care	20.6%
Information Technology	16.4%
Consumer Discretionary	12.3%
Financials	10.1%
Real Estate	4.0%
Materials	4.0%
Energy	3.7%
Consumer Staples	2.0%
Communication Services	1.8%
Utilities	0.6%
Exchange-Traded Funds	0.6%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGK5

MassMutual Small Cap Growth Equity Fund
Class Y | MMNJX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Small Cap Growth Equity Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$109	0.95%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 2000® Growth Index:
• Stock selection within the consumer discretionary sector where an overweight allocation to Wingstop was particularly impactful
• Strong stock selection within and an overweight allocation to the industrials sector
• An underweight allocation to utilities, which was the second worst performing sector in the period
Top detractors to the Fund’s performance relative to the Russell 2000 Growth Index:
• Stock selection within the information technology sector
• An overweight allocation to the energy sector, which was the worst performing sector in the period
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (February 1, 2023 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITGKY

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	Since Inception (02/01/2023)
Class Y - without sales charge	29.63	13.35
Russell 3000 Index[1]	35.19	23.53
Russell 2000 Growth Index	27.66	12.80
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Growth Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$772.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	242
Total Advisory Fees Paid During the Reporting Period	$6,341,986
Portfolio Turnover Rate	54%
MM202912-309770	PAGE 2	TSR-AR-ITGKY

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Comfort Systems USA, Inc.	1.4%
AZEK Co., Inc.	1.3%
Hamilton Lane, Inc. Class A	1.3%
Applied Industrial Technologies, Inc.	1.3%
Curtiss-Wright Corp.	1.2%
Fluor Corp.	1.2%
Cabot Corp.	1.2%
Wingstop, Inc.	1.2%
CyberArk Software Ltd.	1.2%
Verra Mobility Corp.	1.1%

Sectors (% of Total Investments)
Industrials	21.7%
Health Care	20.6%
Information Technology	16.4%
Consumer Discretionary	12.3%
Financials	10.1%
Real Estate	4.0%
Materials	4.0%
Energy	3.7%
Consumer Staples	2.0%
Communication Services	1.8%
Utilities	0.6%
Exchange-Traded Funds	0.6%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGKY

MassMutual Overseas Fund
Class I | MOSZX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Overseas Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$88	0.79%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the MSCI EAFE Index:
• An overweight allocation and strong stock selection in the industrials sector, with strong impact from holdings in Hitachi Ltd and Rolls-Royce Holdings PLC
• Stock selection in and an underweight allocation to the energy sector
Top detractors to the Fund’s performance relative to the MSCI EAFE Index:
• Stock selection within the financials sector
• Stock selection within the materials sector
• A modest cash holding also detracted as the index advanced significantly in the period
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITLK6

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class I - without sales charge	22.03	8.55	6.13
MSCI EAFE Index	24.77	8.20	5.71
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$509.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	130
Total Advisory Fees Paid During the Reporting Period	$3,820,563
Portfolio Turnover Rate	21%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Schneider Electric SE	2.1%
Hitachi Ltd.	2.0%
Roche Holding AG	2.0%
Air Liquide SA	1.9%
Capgemini SE	1.9%
SAP SE	1.8%
Compass Group PLC	1.8%
Intesa Sanpaolo SpA	1.7%
Novartis AG Registered	1.6%
Cie Financiere Richemont SA Registered Class A	1.6%

Sectors (% of Total Investments)
Industrials	20.7%
Financials	19.6%
Consumer Discretionary	15.1%
Health Care	13.9%
Consumer Staples	9.0%
Information Technology	8.8%
Materials	6.2%
Communication Services	3.0%
Energy	1.8%
Utilities	0.9%

Largest Countries (% of Total Investments)
France	15.9%
Germany	14.1%
Japan	11.7%
United Kingdom	10.2%
United States	9.9%
Switzerland	7.8%
Italy	3.8%
Canada	3.1%
Denmark	2.9%
China	2.8%
MM202912-309770	PAGE 2	TSR-AR-ITLK6

HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 1.34% to 1.29% to coincide with this change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITLK6

MassMutual Overseas Fund
Class R5 | MOSSX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Overseas Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$99	0.89%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the MSCI EAFE Index:
• An overweight allocation and strong stock selection in the industrials sector, with strong impact from holdings in Hitachi Ltd and Rolls-Royce Holdings PLC
• Stock selection in and an underweight allocation to the energy sector
Top detractors to the Fund’s performance relative to the MSCI EAFE Index:
• Stock selection within the financials sector
• Stock selection within the materials sector
• A modest cash holding also detracted as the index advanced significantly in the period
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITLK1

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R5 - without sales charge	21.91	8.45	6.04
MSCI EAFE Index	24.77	8.20	5.71
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$509.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	130
Total Advisory Fees Paid During the Reporting Period	$3,820,563
Portfolio Turnover Rate	21%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Schneider Electric SE	2.1%
Hitachi Ltd.	2.0%
Roche Holding AG	2.0%
Air Liquide SA	1.9%
Capgemini SE	1.9%
SAP SE	1.8%
Compass Group PLC	1.8%
Intesa Sanpaolo SpA	1.7%
Novartis AG Registered	1.6%
Cie Financiere Richemont SA Registered Class A	1.6%

Sectors (% of Total Investments)
Industrials	20.7%
Financials	19.6%
Consumer Discretionary	15.1%
Health Care	13.9%
Consumer Staples	9.0%
Information Technology	8.8%
Materials	6.2%
Communication Services	3.0%
Energy	1.8%
Utilities	0.9%

Largest Countries (% of Total Investments)
France	15.9%
Germany	14.1%
Japan	11.7%
United Kingdom	10.2%
United States	9.9%
Switzerland	7.8%
Italy	3.8%
Canada	3.1%
Denmark	2.9%
China	2.8%
MM202912-309770	PAGE 2	TSR-AR-ITLK1

HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 1.34% to 1.29% to coincide with this change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITLK1

MassMutual Overseas Fund
Service Class | MOSYX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Overseas Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$110	0.99%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the MSCI EAFE Index:
• An overweight allocation and strong stock selection in the industrials sector, with strong impact from holdings in Hitachi Ltd and Rolls-Royce Holdings PLC
• Stock selection in and an underweight allocation to the energy sector
Top detractors to the Fund’s performance relative to the MSCI EAFE Index:
• Stock selection within the financials sector
• Stock selection within the materials sector
• A modest cash holding also detracted as the index advanced significantly in the period
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITLK3

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Service Class - without sales charge	21.71	8.33	5.93
MSCI EAFE Index	24.77	8.20	5.71
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$509.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	130
Total Advisory Fees Paid During the Reporting Period	$3,820,563
Portfolio Turnover Rate	21%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Schneider Electric SE	2.1%
Hitachi Ltd.	2.0%
Roche Holding AG	2.0%
Air Liquide SA	1.9%
Capgemini SE	1.9%
SAP SE	1.8%
Compass Group PLC	1.8%
Intesa Sanpaolo SpA	1.7%
Novartis AG Registered	1.6%
Cie Financiere Richemont SA Registered Class A	1.6%

Sectors (% of Total Investments)
Industrials	20.7%
Financials	19.6%
Consumer Discretionary	15.1%
Health Care	13.9%
Consumer Staples	9.0%
Information Technology	8.8%
Materials	6.2%
Communication Services	3.0%
Energy	1.8%
Utilities	0.9%

Largest Countries (% of Total Investments)
France	15.9%
Germany	14.1%
Japan	11.7%
United Kingdom	10.2%
United States	9.9%
Switzerland	7.8%
Italy	3.8%
Canada	3.1%
Denmark	2.9%
China	2.8%
MM202912-309770	PAGE 2	TSR-AR-ITLK3

HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 1.34% to 1.29% to coincide with this change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITLK3

MassMutual Overseas Fund
Administrative Class | MOSLX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Overseas Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$121	1.09%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the MSCI EAFE Index:
• An overweight allocation and strong stock selection in the industrials sector, with strong impact from holdings in Hitachi Ltd and Rolls-Royce Holdings PLC
• Stock selection in and an underweight allocation to the energy sector
Top detractors to the Fund’s performance relative to the MSCI EAFE Index:
• Stock selection within the financials sector
• Stock selection within the materials sector
• A modest cash holding also detracted as the index advanced significantly in the period
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITLK4

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Administrative Class - without sales charge	21.70	8.24	5.82
MSCI EAFE Index	24.77	8.20	5.71
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$509.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	130
Total Advisory Fees Paid During the Reporting Period	$3,820,563
Portfolio Turnover Rate	21%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Schneider Electric SE	2.1%
Hitachi Ltd.	2.0%
Roche Holding AG	2.0%
Air Liquide SA	1.9%
Capgemini SE	1.9%
SAP SE	1.8%
Compass Group PLC	1.8%
Intesa Sanpaolo SpA	1.7%
Novartis AG Registered	1.6%
Cie Financiere Richemont SA Registered Class A	1.6%

Sectors (% of Total Investments)
Industrials	20.7%
Financials	19.6%
Consumer Discretionary	15.1%
Health Care	13.9%
Consumer Staples	9.0%
Information Technology	8.8%
Materials	6.2%
Communication Services	3.0%
Energy	1.8%
Utilities	0.9%

Largest Countries (% of Total Investments)
France	15.9%
Germany	14.1%
Japan	11.7%
United Kingdom	10.2%
United States	9.9%
Switzerland	7.8%
Italy	3.8%
Canada	3.1%
Denmark	2.9%
China	2.8%
MM202912-309770	PAGE 2	TSR-AR-ITLK4

HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 1.34% to 1.29% to coincide with this change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITLK4

MassMutual Overseas Fund
Class R4 | MOSFX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Overseas Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$137	1.24%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the MSCI EAFE Index:
• An overweight allocation and strong stock selection in the industrials sector, with strong impact from holdings in Hitachi Ltd and Rolls-Royce Holdings PLC
• Stock selection in and an underweight allocation to the energy sector
Top detractors to the Fund’s performance relative to the MSCI EAFE Index:
• Stock selection within the financials sector
• Stock selection within the materials sector
• A modest cash holding also detracted as the index advanced significantly in the period
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITLKK

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R4 - without sales charge	21.40	8.07	5.66
MSCI EAFE Index	24.77	8.20	5.71
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$509.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	130
Total Advisory Fees Paid During the Reporting Period	$3,820,563
Portfolio Turnover Rate	21%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Schneider Electric SE	2.1%
Hitachi Ltd.	2.0%
Roche Holding AG	2.0%
Air Liquide SA	1.9%
Capgemini SE	1.9%
SAP SE	1.8%
Compass Group PLC	1.8%
Intesa Sanpaolo SpA	1.7%
Novartis AG Registered	1.6%
Cie Financiere Richemont SA Registered Class A	1.6%

Sectors (% of Total Investments)
Industrials	20.7%
Financials	19.6%
Consumer Discretionary	15.1%
Health Care	13.9%
Consumer Staples	9.0%
Information Technology	8.8%
Materials	6.2%
Communication Services	3.0%
Energy	1.8%
Utilities	0.9%

Largest Countries (% of Total Investments)
France	15.9%
Germany	14.1%
Japan	11.7%
United Kingdom	10.2%
United States	9.9%
Switzerland	7.8%
Italy	3.8%
Canada	3.1%
Denmark	2.9%
China	2.8%
MM202912-309770	PAGE 2	TSR-AR-ITLKK

HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 1.34% to 1.29% to coincide with this change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITLKK

MassMutual Overseas Fund
Class A | MOSAX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Overseas Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$145	1.31%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the MSCI EAFE Index:
• An overweight allocation and strong stock selection in the industrials sector, with strong impact from holdings in Hitachi Ltd and Rolls-Royce Holdings PLC
• Stock selection in and an underweight allocation to the energy sector
Top detractors to the Fund’s performance relative to the MSCI EAFE Index:
• Stock selection within the financials sector
• Stock selection within the materials sector
• A modest cash holding also detracted as the index advanced significantly in the period
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITLK2

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class A - without sales charge	21.38	7.96	5.56
Class A - with maximum sales charge	14.70	6.75	4.97
MSCI EAFE Index	24.77	8.20	5.71
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$509.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	130
Total Advisory Fees Paid During the Reporting Period	$3,820,563
Portfolio Turnover Rate	21%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Schneider Electric SE	2.1%
Hitachi Ltd.	2.0%
Roche Holding AG	2.0%
Air Liquide SA	1.9%
Capgemini SE	1.9%
SAP SE	1.8%
Compass Group PLC	1.8%
Intesa Sanpaolo SpA	1.7%
Novartis AG Registered	1.6%
Cie Financiere Richemont SA Registered Class A	1.6%

Sectors (% of Total Investments)
Industrials	20.7%
Financials	19.6%
Consumer Discretionary	15.1%
Health Care	13.9%
Consumer Staples	9.0%
Information Technology	8.8%
Materials	6.2%
Communication Services	3.0%
Energy	1.8%
Utilities	0.9%

Largest Countries (% of Total Investments)
France	15.9%
Germany	14.1%
Japan	11.7%
United Kingdom	10.2%
United States	9.9%
Switzerland	7.8%
Italy	3.8%
Canada	3.1%
Denmark	2.9%
China	2.8%
MM202912-309770	PAGE 2	TSR-AR-ITLK2

HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 1.34% to 1.29% to coincide with this change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITLK2

MassMutual Overseas Fund
Class R3 | MOSNX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Overseas Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$165	1.49%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the MSCI EAFE Index:
• An overweight allocation and strong stock selection in the industrials sector, with strong impact from holdings in Hitachi Ltd and Rolls-Royce Holdings PLC
• Stock selection in and an underweight allocation to the energy sector
Top detractors to the Fund’s performance relative to the MSCI EAFE Index:
• Stock selection within the financials sector
• Stock selection within the materials sector
• A modest cash holding also detracted as the index advanced significantly in the period
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITLK5

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R3 - without sales charge	21.26	7.83	5.41
MSCI EAFE Index	24.77	8.20	5.71
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$509.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	130
Total Advisory Fees Paid During the Reporting Period	$3,820,563
Portfolio Turnover Rate	21%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Schneider Electric SE	2.1%
Hitachi Ltd.	2.0%
Roche Holding AG	2.0%
Air Liquide SA	1.9%
Capgemini SE	1.9%
SAP SE	1.8%
Compass Group PLC	1.8%
Intesa Sanpaolo SpA	1.7%
Novartis AG Registered	1.6%
Cie Financiere Richemont SA Registered Class A	1.6%

Sectors (% of Total Investments)
Industrials	20.7%
Financials	19.6%
Consumer Discretionary	15.1%
Health Care	13.9%
Consumer Staples	9.0%
Information Technology	8.8%
Materials	6.2%
Communication Services	3.0%
Energy	1.8%
Utilities	0.9%

Largest Countries (% of Total Investments)
France	15.9%
Germany	14.1%
Japan	11.7%
United Kingdom	10.2%
United States	9.9%
Switzerland	7.8%
Italy	3.8%
Canada	3.1%
Denmark	2.9%
China	2.8%
MM202912-309770	PAGE 2	TSR-AR-ITLK5

HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 1.34% to 1.29% to coincide with this change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITLK5

MassMutual Overseas Fund
Class Y | MMOJX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Overseas Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$99	0.89%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the MSCI EAFE Index:
• An overweight allocation and strong stock selection in the industrials sector, with strong impact from holdings in Hitachi Ltd and Rolls-Royce Holdings PLC
• Stock selection in and an underweight allocation to the energy sector
Top detractors to the Fund’s performance relative to the MSCI EAFE Index:
• Stock selection within the financials sector
• Stock selection within the materials sector
• A modest cash holding also detracted as the index advanced significantly in the period
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (February 1, 2023 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITLKY

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	Since Inception (02/01/2023)
Class Y - without sales charge	21.94	9.92
MSCI EAFE Index	24.77	13.57
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$509.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	130
Total Advisory Fees Paid During the Reporting Period	$3,820,563
Portfolio Turnover Rate	21%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Schneider Electric SE	2.1%
Hitachi Ltd.	2.0%
Roche Holding AG	2.0%
Air Liquide SA	1.9%
Capgemini SE	1.9%
SAP SE	1.8%
Compass Group PLC	1.8%
Intesa Sanpaolo SpA	1.7%
Novartis AG Registered	1.6%
Cie Financiere Richemont SA Registered Class A	1.6%

Sectors (% of Total Investments)
Industrials	20.7%
Financials	19.6%
Consumer Discretionary	15.1%
Health Care	13.9%
Consumer Staples	9.0%
Information Technology	8.8%
Materials	6.2%
Communication Services	3.0%
Energy	1.8%
Utilities	0.9%

Largest Countries (% of Total Investments)
France	15.9%
Germany	14.1%
Japan	11.7%
United Kingdom	10.2%
United States	9.9%
Switzerland	7.8%
Italy	3.8%
Canada	3.1%
Denmark	2.9%
China	2.8%
MM202912-309770	PAGE 2	TSR-AR-ITLKY

HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 1.34% to 1.29% to coincide with this change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITLKY

MassMutual Select T. Rowe Price International Equity Fund
Class I | MMIUX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Select T. Rowe Price International Equity Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$0	0%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the MSCI ACWI ex USA:
• Stock selection within the developed markets value equities allocation
• Stock selection within the industrials and business services sector, driven by holdings in the aerospace and defense industry
• Stock selection and an underweight allocation to consumer staples sector
Top detractors to the Fund’s performance relative to the MSCI ACWI ex USA:
• Stock selection within the emerging markets allocation
• Stock selection and an underweight allocation to the information technology sector, particularly within semiconductors and semiconductor equipment companies
• Exposure to equity markets in the United States
MM202912-309770	PAGE 1	TSR-AR-ITYQA

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (February 9, 2018 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (02/09/2018)
Class I - without sales charge	24.27	7.99	5.29
MSCI ACWI ex USA	25.35	7.59	5.00
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$1,323.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	429
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	32%
MM202912-309770	PAGE 2	TSR-AR-ITYQA

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Taiwan Semiconductor Manufacturing Co. Ltd.	3.8%
AstraZeneca PLC	1.5%
Siemens AG	1.5%
ASML Holding NV	1.5%
Samsung Electronics Co. Ltd.	1.5%
Unilever PLC	1.2%
Sanofi SA	1.0%
ING Groep NV	1.0%
Nestle SA	1.0%
TotalEnergies SE	0.9%

Sectors (% of Total Investments)
Financials	21.4%
Industrials	14.1%
Information Technology	13.8%
Consumer Discretionary	11.4%
Health Care	11.4%
Consumer Staples	7.6%
Materials	4.7%
Communication Services	4.5%
Energy	4.0%
Utilities	2.5%
Real Estate	2.1%

Largest Countries (% of Total Investments)
Japan	13.7%
United Kingdom	9.5%
China	8.7%
France	6.9%
Germany	6.9%
United States	6.2%
India	4.8%
Taiwan	4.7%
Netherlands	4.6%
Canada	4.2%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITYQA

MassMutual 20/80 Allocation Fund
Class I | MRCUX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual 20/80 Allocation Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$12	0.11%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Overall manager selection within the fixed income allocation was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
• MassMutual Total Return Bond Fund also added to performance
Top detractors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• A slight overweight to U.S. Mid Cap was negative for returns
MM202912-309770	PAGE 1	TSR-AR-ITKAI

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class I - without sales charge	15.96	3.56	3.88
Bloomberg U.S. Aggregate Bond Index	11.57	0.33	1.84
Lipper Balanced Fund Index	22.30	8.15	7.16
The Fund’s name and investment strategy changed on February 1, 2020. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$189.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	26
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	16%
MM202912-309770	PAGE 2	TSR-AR-ITKAI

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Fixed Income Funds	79.2%
Equity Funds	20.8%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, the Fund’s expense caps were discontinued. Prior to February 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2024, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.04%, 0.14%, 0.24%, 0.34%, 0.49%, 0.59%, 0.74%, and 0.14% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITKAI

MassMutual 20/80 Allocation Fund
Class R5 | MRCSX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual 20/80 Allocation Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$23	0.21%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Overall manager selection within the fixed income allocation was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
• MassMutual Total Return Bond Fund also added to performance
Top detractors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• A slight overweight to U.S. Mid Cap was negative for returns
MM202912-309770	PAGE 1	TSR-AR-ITKA1

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R5 - without sales charge	15.87	3.45	3.78
Bloomberg U.S. Aggregate Bond Index	11.57	0.33	1.84
Lipper Balanced Fund Index	22.30	8.15	7.16
The Fund’s name and investment strategy changed on February 1, 2020. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$189.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	26
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	16%
MM202912-309770	PAGE 2	TSR-AR-ITKA1

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Fixed Income Funds	79.2%
Equity Funds	20.8%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, the Fund’s expense caps were discontinued. Prior to February 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2024, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.04%, 0.14%, 0.24%, 0.34%, 0.49%, 0.59%, 0.74%, and 0.14% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITKA1

MassMutual 20/80 Allocation Fund
Service Class | MRCYX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual 20/80 Allocation Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$33	0.31%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Overall manager selection within the fixed income allocation was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
• MassMutual Total Return Bond Fund also added to performance
Top detractors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• A slight overweight to U.S. Mid Cap was negative for returns
MM202912-309770	PAGE 1	TSR-AR-ITKA3

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Service Class - without sales charge	15.78	3.37	3.67
Bloomberg U.S. Aggregate Bond Index	11.57	0.33	1.84
Lipper Balanced Fund Index	22.30	8.15	7.16
The Fund’s name and investment strategy changed on February 1, 2020. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$189.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	26
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	16%
MM202912-309770	PAGE 2	TSR-AR-ITKA3

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Fixed Income Funds	79.2%
Equity Funds	20.8%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, the Fund’s expense caps were discontinued. Prior to February 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2024, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.04%, 0.14%, 0.24%, 0.34%, 0.49%, 0.59%, 0.74%, and 0.14% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITKA3

MassMutual 20/80 Allocation Fund
Administrative Class | MRCLX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual 20/80 Allocation Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$44	0.41%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Overall manager selection within the fixed income allocation was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
• MassMutual Total Return Bond Fund also added to performance
Top detractors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• A slight overweight to U.S. Mid Cap was negative for returns
MM202912-309770	PAGE 1	TSR-AR-ITKA4

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Administrative Class - without sales charge	15.62	3.25	3.57
Bloomberg U.S. Aggregate Bond Index	11.57	0.33	1.84
Lipper Balanced Fund Index	22.30	8.15	7.16
The Fund’s name and investment strategy changed on February 1, 2020. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$189.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	26
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	16%
MM202912-309770	PAGE 2	TSR-AR-ITKA4

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Fixed Income Funds	79.2%
Equity Funds	20.8%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, the Fund’s expense caps were discontinued. Prior to February 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2024, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.04%, 0.14%, 0.24%, 0.34%, 0.49%, 0.59%, 0.74%, and 0.14% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITKA4

MassMutual 20/80 Allocation Fund
Class R4 | MRCZX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual 20/80 Allocation Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$61	0.57%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Overall manager selection within the fixed income allocation was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
• MassMutual Total Return Bond Fund also added to performance
Top detractors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• A slight overweight to U.S. Mid Cap was negative for returns
MM202912-309770	PAGE 1	TSR-AR-ITKAK

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R4 - without sales charge	15.30	3.07	3.40
Bloomberg U.S. Aggregate Bond Index	11.57	0.33	1.84
Lipper Balanced Fund Index	22.30	8.15	7.16
The Fund’s name and investment strategy changed on February 1, 2020. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$189.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	26
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	16%
MM202912-309770	PAGE 2	TSR-AR-ITKAK

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Fixed Income Funds	79.2%
Equity Funds	20.8%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, the Fund’s expense caps were discontinued. Prior to February 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2024, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.04%, 0.14%, 0.24%, 0.34%, 0.49%, 0.59%, 0.74%, and 0.14% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITKAK

MassMutual 20/80 Allocation Fund
Class A | MCTAX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual 20/80 Allocation Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$68	0.63%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Overall manager selection within the fixed income allocation was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
• MassMutual Total Return Bond Fund also added to performance
Top detractors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• A slight overweight to U.S. Mid Cap was negative for returns
MM202912-309770	PAGE 1	TSR-AR-ITKA2

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class A - without sales charge	15.38	2.98	3.30
Class A - with maximum sales charge	9.04	1.82	2.72
Bloomberg U.S. Aggregate Bond Index	11.57	0.33	1.84
Lipper Balanced Fund Index	22.30	8.15	7.16
The Fund’s name and investment strategy changed on February 1, 2020. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$189.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	26
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	16%
MM202912-309770	PAGE 2	TSR-AR-ITKA2

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Fixed Income Funds	79.2%
Equity Funds	20.8%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, the Fund’s expense caps were discontinued. Prior to February 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2024, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.04%, 0.14%, 0.24%, 0.34%, 0.49%, 0.59%, 0.74%, and 0.14% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITKA2

MassMutual 20/80 Allocation Fund
Class R3 | MRCVX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual 20/80 Allocation Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$87	0.81%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Overall manager selection within the fixed income allocation was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
• MassMutual Total Return Bond Fund also added to performance
Top detractors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• A slight overweight to U.S. Mid Cap was negative for returns
MM202912-309770	PAGE 1	TSR-AR-ITKAJ

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R3 - without sales charge	15.24	2.84	3.15
Bloomberg U.S. Aggregate Bond Index	11.57	0.33	1.84
Lipper Balanced Fund Index	22.30	8.15	7.16
The Fund’s name and investment strategy changed on February 1, 2020. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$189.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	26
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	16%
MM202912-309770	PAGE 2	TSR-AR-ITKAJ

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Fixed Income Funds	79.2%
Equity Funds	20.8%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, the Fund’s expense caps were discontinued. Prior to February 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2024, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.04%, 0.14%, 0.24%, 0.34%, 0.49%, 0.59%, 0.74%, and 0.14% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITKAJ

MassMutual 20/80 Allocation Fund
Class Y | MMNOX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual 20/80 Allocation Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$23	0.21%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Overall manager selection within the fixed income allocation was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
• MassMutual Total Return Bond Fund also added to performance
Top detractors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• A slight overweight to U.S. Mid Cap was negative for returns
MM202912-309770	PAGE 1	TSR-AR-ITKAY

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (February 1, 2023 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	Since Inception (02/01/2023)
Class Y - without sales charge	15.89	6.61
Bloomberg U.S. Aggregate Bond Index	11.57	4.11
Lipper Balanced Fund Index	22.30	12.49
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$189.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	26
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	16%
MM202912-309770	PAGE 2	TSR-AR-ITKAY

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Fixed Income Funds	79.2%
Equity Funds	20.8%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, the Fund’s expense caps were discontinued. Prior to February 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2024, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.04%, 0.14%, 0.24%, 0.34%, 0.49%, 0.59%, 0.74%, and 0.14% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITKAY

MassMutual 40/60 Allocation Fund
Class I | MRMUX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual 40/60 Allocation Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$13	0.12%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Overall manager selection within the fixed income allocation was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
• An overweight to U.S. Large Cap equity, coupled with an underweight to international equity was positive for the Fund
Top detractors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Manager selection within the equity allocation was the largest detractor from returns
•  MassMutual Equity Opportunities Fund detracted from Fund performance
• A slight overweight to U.S. Mid Cap was negative for returns
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable,
MM202912-309770	PAGE 1	TSR-AR-ITKBI

one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class I - without sales charge	19.43	6.11	5.73
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.84
Lipper Balanced Fund Index	22.30	8.15	7.16
S&P 500 Index	36.35	15.98	13.38
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.
The Fund’s name and investment strategy changed on February 1, 2020. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$185.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	26
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	17%
MM202912-309770	PAGE 2	TSR-AR-ITKBI

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Fixed Income Funds	59.0%
Equity Funds	41.0%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, the Fund’s expense caps were discontinued. Prior to February 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2024, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.06%, 0.16%, 0.26%, 0.36%, 0.51%, 0.61%, 0.76%, and 0.16% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITKBI

MassMutual 40/60 Allocation Fund
Class R5 | MROSX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual 40/60 Allocation Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$24	0.22%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Overall manager selection within the fixed income allocation was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
• An overweight to U.S. Large Cap equity, coupled with an underweight to international equity was positive for the Fund
Top detractors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Manager selection within the equity allocation was the largest detractor from returns
•  MassMutual Equity Opportunities Fund detracted from Fund performance
• A slight overweight to U.S. Mid Cap was negative for returns
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable,
MM202912-309770	PAGE 1	TSR-AR-ITKB1

one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R5 - without sales charge	19.28	5.99	5.63
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.84
Lipper Balanced Fund Index	22.30	8.15	7.16
S&P 500 Index	36.35	15.98	13.38
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.
The Fund’s name and investment strategy changed on February 1, 2020. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$185.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	26
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	17%
MM202912-309770	PAGE 2	TSR-AR-ITKB1

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Fixed Income Funds	59.0%
Equity Funds	41.0%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, the Fund’s expense caps were discontinued. Prior to February 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2024, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.06%, 0.16%, 0.26%, 0.36%, 0.51%, 0.61%, 0.76%, and 0.16% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITKB1

MassMutual 40/60 Allocation Fund
Service Class | MRMYX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual 40/60 Allocation Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$35	0.32%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Overall manager selection within the fixed income allocation was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
• An overweight to U.S. Large Cap equity, coupled with an underweight to international equity was positive for the Fund
Top detractors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Manager selection within the equity allocation was the largest detractor from returns
•  MassMutual Equity Opportunities Fund detracted from Fund performance
• A slight overweight to U.S. Mid Cap was negative for returns
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable,
MM202912-309770	PAGE 1	TSR-AR-ITKB3

one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Service Class - without sales charge	19.17	5.90	5.52
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.84
Lipper Balanced Fund Index	22.30	8.15	7.16
S&P 500 Index	36.35	15.98	13.38
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.
The Fund’s name and investment strategy changed on February 1, 2020. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$185.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	26
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	17%
MM202912-309770	PAGE 2	TSR-AR-ITKB3

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Fixed Income Funds	59.0%
Equity Funds	41.0%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, the Fund’s expense caps were discontinued. Prior to February 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2024, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.06%, 0.16%, 0.26%, 0.36%, 0.51%, 0.61%, 0.76%, and 0.16% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITKB3

MassMutual 40/60 Allocation Fund
Administrative Class | MRMLX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual 40/60 Allocation Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$46	0.42%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Overall manager selection within the fixed income allocation was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
• An overweight to U.S. Large Cap equity, coupled with an underweight to international equity was positive for the Fund
Top detractors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Manager selection within the equity allocation was the largest detractor from returns
•  MassMutual Equity Opportunities Fund detracted from Fund performance
• A slight overweight to U.S. Mid Cap was negative for returns
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable,
MM202912-309770	PAGE 1	TSR-AR-ITKB4

one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Administrative Class - without sales charge	18.91	5.77	5.41
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.84
Lipper Balanced Fund Index	22.30	8.15	7.16
S&P 500 Index	36.35	15.98	13.38
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.
The Fund’s name and investment strategy changed on February 1, 2020. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$185.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	26
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	17%
MM202912-309770	PAGE 2	TSR-AR-ITKB4

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Fixed Income Funds	59.0%
Equity Funds	41.0%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, the Fund’s expense caps were discontinued. Prior to February 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2024, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.06%, 0.16%, 0.26%, 0.36%, 0.51%, 0.61%, 0.76%, and 0.16% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITKB4

MassMutual 40/60 Allocation Fund
Class R4 | MRMZX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual 40/60 Allocation Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$62	0.57%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Overall manager selection within the fixed income allocation was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
• An overweight to U.S. Large Cap equity, coupled with an underweight to international equity was positive for the Fund
Top detractors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Manager selection within the equity allocation was the largest detractor from returns
•  MassMutual Equity Opportunities Fund detracted from Fund performance
• A slight overweight to U.S. Mid Cap was negative for returns
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable,
MM202912-309770	PAGE 1	TSR-AR-ITKBK

one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R4 - without sales charge	18.93	5.65	5.26
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.84
Lipper Balanced Fund Index	22.30	8.15	7.16
S&P 500 Index	36.35	15.98	13.38
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.
The Fund’s name and investment strategy changed on February 1, 2020. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$185.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	26
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	17%
MM202912-309770	PAGE 2	TSR-AR-ITKBK

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Fixed Income Funds	59.0%
Equity Funds	41.0%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, the Fund’s expense caps were discontinued. Prior to February 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2024, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.06%, 0.16%, 0.26%, 0.36%, 0.51%, 0.61%, 0.76%, and 0.16% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITKBK

MassMutual 40/60 Allocation Fund
Class A | MRMAX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual 40/60 Allocation Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$69	0.63%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Overall manager selection within the fixed income allocation was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
• An overweight to U.S. Large Cap equity, coupled with an underweight to international equity was positive for the Fund
Top detractors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Manager selection within the equity allocation was the largest detractor from returns
•  MassMutual Equity Opportunities Fund detracted from Fund performance
• A slight overweight to U.S. Mid Cap was negative for returns
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable,
MM202912-309770	PAGE 1	TSR-AR-ITKB2

one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class A - without sales charge	18.86	5.52	5.16
Class A - with maximum sales charge	12.33	4.34	4.57
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.84
Lipper Balanced Fund Index	22.30	8.15	7.16
S&P 500 Index	36.35	15.98	13.38
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.
The Fund’s name and investment strategy changed on February 1, 2020. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$185.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	26
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	17%
MM202912-309770	PAGE 2	TSR-AR-ITKB2

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Fixed Income Funds	59.0%
Equity Funds	41.0%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, the Fund’s expense caps were discontinued. Prior to February 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2024, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.06%, 0.16%, 0.26%, 0.36%, 0.51%, 0.61%, 0.76%, and 0.16% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITKB2

MassMutual 40/60 Allocation Fund
Class R3 | MRMTX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual 40/60 Allocation Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$90	0.82%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Overall manager selection within the fixed income allocation was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
• An overweight to U.S. Large Cap equity, coupled with an underweight to international equity was positive for the Fund
Top detractors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Manager selection within the equity allocation was the largest detractor from returns
•  MassMutual Equity Opportunities Fund detracted from Fund performance
• A slight overweight to U.S. Mid Cap was negative for returns
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable,
MM202912-309770	PAGE 1	TSR-AR-ITKBJ

one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R3 - without sales charge	18.55	5.37	5.01
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.84
Lipper Balanced Fund Index	22.30	8.15	7.16
S&P 500 Index	36.35	15.98	13.38
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.
The Fund’s name and investment strategy changed on February 1, 2020. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$185.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	26
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	17%
MM202912-309770	PAGE 2	TSR-AR-ITKBJ

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Fixed Income Funds	59.0%
Equity Funds	41.0%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, the Fund’s expense caps were discontinued. Prior to February 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2024, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.06%, 0.16%, 0.26%, 0.36%, 0.51%, 0.61%, 0.76%, and 0.16% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITKBJ

MassMutual 40/60 Allocation Fund
Class Y | MMNPX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual 40/60 Allocation Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$24	0.22%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Overall manager selection within the fixed income allocation was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
• An overweight to U.S. Large Cap equity, coupled with an underweight to international equity was positive for the Fund
Top detractors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Manager selection within the equity allocation was the largest detractor from returns
•  MassMutual Equity Opportunities Fund detracted from Fund performance
• A slight overweight to U.S. Mid Cap was negative for returns
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (February 1, 2023 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable,
MM202912-309770	PAGE 1	TSR-AR-ITKBY

one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	Since Inception (02/01/2023)
Class Y - without sales charge	19.30	9.22
Bloomberg U.S. Aggregate Bond Index[1]	11.57	4.11
Lipper Balanced Fund Index	22.30	12.49
S&P 500 Index	36.35	25.04
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$185.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	26
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	17%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Fixed Income Funds	59.0%
Equity Funds	41.0%
MM202912-309770	PAGE 2	TSR-AR-ITKBY

HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, the Fund’s expense caps were discontinued. Prior to February 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2024, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.06%, 0.16%, 0.26%, 0.36%, 0.51%, 0.61%, 0.76%, and 0.16% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITKBY

MassMutual 60/40 Allocation Fund
Class I | MROUX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual 60/40 Allocation Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$14	0.13%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Overall manager selection within the fixed income allocation was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
• An overweight to U.S. Large Cap equity, coupled with an underweight to international equity was positive for the Fund
Top detractors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• A slight overweight to U.S. Mid Cap was negative for returns
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable,
MM202912-309770	PAGE 1	TSR-AR-ITKDI

one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class I - without sales charge	22.85	8.58	7.46
Russell 3000 Index[1]	35.19	15.26	12.83
Lipper Balanced Fund Index	22.30	8.15	7.16
S&P 500 Index	36.35	15.98	13.38
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.
The Fund’s name and investment strategy changed on February 1, 2020. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$164.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	26
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	22%
MM202912-309770	PAGE 2	TSR-AR-ITKDI

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	61.0%
Fixed Income Funds	39.0%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, the Fund’s expense caps were discontinued. Prior to February 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2024, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.06%, 0.16%, 0.26%, 0.36%, 0.51%, 0.61%, 0.76%, and 0.16% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITKDI

MassMutual 60/40 Allocation Fund
Class R5 | MRSSX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual 60/40 Allocation Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$26	0.23%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Overall manager selection within the fixed income allocation was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
• An overweight to U.S. Large Cap equity, coupled with an underweight to international equity was positive for the Fund
Top detractors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• A slight overweight to U.S. Mid Cap was negative for returns
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable,
MM202912-309770	PAGE 1	TSR-AR-ITKD1

one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R5 - without sales charge	22.73	8.45	7.35
Russell 3000 Index[1]	35.19	15.26	12.83
Lipper Balanced Fund Index	22.30	8.15	7.16
S&P 500 Index	36.35	15.98	13.38
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.
The Fund’s name and investment strategy changed on February 1, 2020. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$164.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	26
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	22%
MM202912-309770	PAGE 2	TSR-AR-ITKD1

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	61.0%
Fixed Income Funds	39.0%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, the Fund’s expense caps were discontinued. Prior to February 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2024, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.06%, 0.16%, 0.26%, 0.36%, 0.51%, 0.61%, 0.76%, and 0.16% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITKD1

MassMutual 60/40 Allocation Fund
Service Class | MROYX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual 60/40 Allocation Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$37	0.33%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Overall manager selection within the fixed income allocation was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
• An overweight to U.S. Large Cap equity, coupled with an underweight to international equity was positive for the Fund
Top detractors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• A slight overweight to U.S. Mid Cap was negative for returns
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable,
MM202912-309770	PAGE 1	TSR-AR-ITKD3

one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Service Class - without sales charge	22.75	8.38	7.26
Russell 3000 Index[1]	35.19	15.26	12.83
Lipper Balanced Fund Index	22.30	8.15	7.16
S&P 500 Index	36.35	15.98	13.38
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.
The Fund’s name and investment strategy changed on February 1, 2020. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$164.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	26
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	22%
MM202912-309770	PAGE 2	TSR-AR-ITKD3

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	61.0%
Fixed Income Funds	39.0%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, the Fund’s expense caps were discontinued. Prior to February 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2024, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.06%, 0.16%, 0.26%, 0.36%, 0.51%, 0.61%, 0.76%, and 0.16% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITKD3

MassMutual 60/40 Allocation Fund
Administrative Class | MRSLX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual 60/40 Allocation Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$47	0.42%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Overall manager selection within the fixed income allocation was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
• An overweight to U.S. Large Cap equity, coupled with an underweight to international equity was positive for the Fund
Top detractors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• A slight overweight to U.S. Mid Cap was negative for returns
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable,
MM202912-309770	PAGE 1	TSR-AR-ITKD4

one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Administrative Class - without sales charge	22.45	8.25	7.15
Russell 3000 Index[1]	35.19	15.26	12.83
Lipper Balanced Fund Index	22.30	8.15	7.16
S&P 500 Index	36.35	15.98	13.38
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.
The Fund’s name and investment strategy changed on February 1, 2020. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$164.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	26
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	22%
MM202912-309770	PAGE 2	TSR-AR-ITKD4

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	61.0%
Fixed Income Funds	39.0%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, the Fund’s expense caps were discontinued. Prior to February 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2024, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.06%, 0.16%, 0.26%, 0.36%, 0.51%, 0.61%, 0.76%, and 0.16% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITKD4

MassMutual 60/40 Allocation Fund
Class R4 | MROZX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual 60/40 Allocation Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$65	0.58%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Overall manager selection within the fixed income allocation was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
• An overweight to U.S. Large Cap equity, coupled with an underweight to international equity was positive for the Fund
Top detractors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• A slight overweight to U.S. Mid Cap was negative for returns
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable,
MM202912-309770	PAGE 1	TSR-AR-ITKDK

one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R4 - without sales charge	22.40	8.10	7.00
Russell 3000 Index[1]	35.19	15.26	12.83
Lipper Balanced Fund Index	22.30	8.15	7.16
S&P 500 Index	36.35	15.98	13.38
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.
The Fund’s name and investment strategy changed on February 1, 2020. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$164.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	26
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	22%
MM202912-309770	PAGE 2	TSR-AR-ITKDK

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	61.0%
Fixed Income Funds	39.0%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, the Fund’s expense caps were discontinued. Prior to February 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2024, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.06%, 0.16%, 0.26%, 0.36%, 0.51%, 0.61%, 0.76%, and 0.16% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITKDK

MassMutual 60/40 Allocation Fund
Class A | MOGAX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual 60/40 Allocation Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$71	0.64%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Overall manager selection within the fixed income allocation was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
• An overweight to U.S. Large Cap equity, coupled with an underweight to international equity was positive for the Fund
Top detractors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• A slight overweight to U.S. Mid Cap was negative for returns
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable,
MM202912-309770	PAGE 1	TSR-AR-ITKD2

one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class A - without sales charge	22.19	7.97	6.88
Class A - with maximum sales charge	15.47	6.76	6.27
Russell 3000 Index[1]	35.19	15.26	12.83
Lipper Balanced Fund Index	22.30	8.15	7.16
S&P 500 Index	36.35	15.98	13.38
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.
The Fund’s name and investment strategy changed on February 1, 2020. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$164.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	26
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	22%
MM202912-309770	PAGE 2	TSR-AR-ITKD2

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	61.0%
Fixed Income Funds	39.0%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, the Fund’s expense caps were discontinued. Prior to February 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2024, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.06%, 0.16%, 0.26%, 0.36%, 0.51%, 0.61%, 0.76%, and 0.16% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITKD2

MassMutual 60/40 Allocation Fund
Class R3 | MROTX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual 60/40 Allocation Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$92	0.83%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Overall manager selection within the fixed income allocation was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
• An overweight to U.S. Large Cap equity, coupled with an underweight to international equity was positive for the Fund
Top detractors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• A slight overweight to U.S. Mid Cap was negative for returns
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable,
MM202912-309770	PAGE 1	TSR-AR-ITKDJ

one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R3 - without sales charge	21.99	7.82	6.72
Russell 3000 Index[1]	35.19	15.26	12.83
Lipper Balanced Fund Index	22.30	8.15	7.16
S&P 500 Index	36.35	15.98	13.38
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.
The Fund’s name and investment strategy changed on February 1, 2020. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$164.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	26
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	22%
MM202912-309770	PAGE 2	TSR-AR-ITKDJ

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	61.0%
Fixed Income Funds	39.0%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, the Fund’s expense caps were discontinued. Prior to February 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2024, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.06%, 0.16%, 0.26%, 0.36%, 0.51%, 0.61%, 0.76%, and 0.16% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITKDJ

MassMutual 60/40 Allocation Fund
Class Y | MMNQX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual 60/40 Allocation Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$26	0.23%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Overall manager selection within the fixed income allocation was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
• An overweight to U.S. Large Cap equity, coupled with an underweight to international equity was positive for the Fund
Top detractors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• A slight overweight to U.S. Mid Cap was negative for returns
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (February 1, 2023 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable,
MM202912-309770	PAGE 1	TSR-AR-ITKDY

one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	Since Inception (02/01/2023)
Class Y - without sales charge	22.74	11.88
Russell 3000 Index[1]	35.19	23.53
Lipper Balanced Fund Index	22.30	12.49
S&P 500 Index	36.35	25.04
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$164.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	26
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	22%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	61.0%
Fixed Income Funds	39.0%
MM202912-309770	PAGE 2	TSR-AR-ITKDY

HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, the Fund’s expense caps were discontinued. Prior to February 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2024, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.06%, 0.16%, 0.26%, 0.36%, 0.51%, 0.61%, 0.76%, and 0.16% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITKDY

MassMutual 80/20 Allocation Fund
Class I | MRGUX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual 80/20 Allocation Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$19	0.17%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• An overweight to U.S. Large Cap equity, coupled with an underweight to international equity was the largest positive contributor to returns
• Overall manager selection within the fixed income allocation was positive for the Fund
• Allocation to the MassMutual Core Bond Fund was the largest impact
Top detractors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• A slight overweight to U.S. Mid Cap was negative for returns
MM202912-309770	PAGE 1	TSR-AR-ITKEI

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class I - without sales charge	26.40	10.35	8.55
Russell 3000 Index[1]	35.19	15.26	12.83
Lipper Balanced Fund Index	22.30	8.15	7.16
S&P 500 Index	36.35	15.98	13.38
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.
The Fund’s name and investment strategy changed on February 1, 2020. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$128.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	26
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	21%
MM202912-309770	PAGE 2	TSR-AR-ITKEI

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	80.8%
Fixed Income Funds	19.2%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, the Fund’s expense caps were discontinued. Prior to February 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2024, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.09%, 0.19%, 0.29%, 0.39%, 0.54%, 0.64%, 0.79%, and 0.19% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITKEI

MassMutual 80/20 Allocation Fund
Class R5 | MRRSX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual 80/20 Allocation Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$31	0.27%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• An overweight to U.S. Large Cap equity, coupled with an underweight to international equity was the largest positive contributor to returns
• Overall manager selection within the fixed income allocation was positive for the Fund
• Allocation to the MassMutual Core Bond Fund was the largest impact
Top detractors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• A slight overweight to U.S. Mid Cap was negative for returns
MM202912-309770	PAGE 1	TSR-AR-ITKE1

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R5 - without sales charge	26.19	10.24	8.44
Russell 3000 Index[1]	35.19	15.26	12.83
Lipper Balanced Fund Index	22.30	8.15	7.16
S&P 500 Index	36.35	15.98	13.38
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.
The Fund’s name and investment strategy changed on February 1, 2020. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$128.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	26
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	21%
MM202912-309770	PAGE 2	TSR-AR-ITKE1

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	80.8%
Fixed Income Funds	19.2%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, the Fund’s expense caps were discontinued. Prior to February 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2024, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.09%, 0.19%, 0.29%, 0.39%, 0.54%, 0.64%, 0.79%, and 0.19% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITKE1

MassMutual 80/20 Allocation Fund
Service Class | MRGYX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual 80/20 Allocation Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$42	0.37%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• An overweight to U.S. Large Cap equity, coupled with an underweight to international equity was the largest positive contributor to returns
• Overall manager selection within the fixed income allocation was positive for the Fund
• Allocation to the MassMutual Core Bond Fund was the largest impact
Top detractors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• A slight overweight to U.S. Mid Cap was negative for returns
MM202912-309770	PAGE 1	TSR-AR-ITKE3

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Service Class - without sales charge	26.06	10.13	8.33
Russell 3000 Index[1]	35.19	15.26	12.83
Lipper Balanced Fund Index	22.30	8.15	7.16
S&P 500 Index	36.35	15.98	13.38
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.
The Fund’s name and investment strategy changed on February 1, 2020. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$128.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	26
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	21%
MM202912-309770	PAGE 2	TSR-AR-ITKE3

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	80.8%
Fixed Income Funds	19.2%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, the Fund’s expense caps were discontinued. Prior to February 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2024, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.09%, 0.19%, 0.29%, 0.39%, 0.54%, 0.64%, 0.79%, and 0.19% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITKE3

MassMutual 80/20 Allocation Fund
Administrative Class | MRGLX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual 80/20 Allocation Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$53	0.47%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• An overweight to U.S. Large Cap equity, coupled with an underweight to international equity was the largest positive contributor to returns
• Overall manager selection within the fixed income allocation was positive for the Fund
• Allocation to the MassMutual Core Bond Fund was the largest impact
Top detractors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• A slight overweight to U.S. Mid Cap was negative for returns
MM202912-309770	PAGE 1	TSR-AR-ITKE4

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Administrative Class - without sales charge	26.01	10.03	8.22
Russell 3000 Index[1]	35.19	15.26	12.83
Lipper Balanced Fund Index	22.30	8.15	7.16
S&P 500 Index	36.35	15.98	13.38
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.
The Fund’s name and investment strategy changed on February 1, 2020. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$128.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	26
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	21%
MM202912-309770	PAGE 2	TSR-AR-ITKE4

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	80.8%
Fixed Income Funds	19.2%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, the Fund’s expense caps were discontinued. Prior to February 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2024, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.09%, 0.19%, 0.29%, 0.39%, 0.54%, 0.64%, 0.79%, and 0.19% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITKE4

MassMutual 80/20 Allocation Fund
Class R4 | MRGZX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual 80/20 Allocation Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$70	0.62%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• An overweight to U.S. Large Cap equity, coupled with an underweight to international equity was the largest positive contributor to returns
• Overall manager selection within the fixed income allocation was positive for the Fund
• Allocation to the MassMutual Core Bond Fund was the largest impact
Top detractors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• A slight overweight to U.S. Mid Cap was negative for returns
MM202912-309770	PAGE 1	TSR-AR-ITKEK

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R4 - without sales charge	25.83	9.86	8.05
Russell 3000 Index[1]	35.19	15.26	12.83
Lipper Balanced Fund Index	22.30	8.15	7.16
S&P 500 Index	36.35	15.98	13.38
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.
The Fund’s name and investment strategy changed on February 1, 2020. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$128.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	26
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	21%
MM202912-309770	PAGE 2	TSR-AR-ITKEK

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	80.8%
Fixed Income Funds	19.2%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, the Fund’s expense caps were discontinued. Prior to February 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2024, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.09%, 0.19%, 0.29%, 0.39%, 0.54%, 0.64%, 0.79%, and 0.19% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITKEK

MassMutual 80/20 Allocation Fund
Class A | MRRAX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual 80/20 Allocation Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$77	0.68%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• An overweight to U.S. Large Cap equity, coupled with an underweight to international equity was the largest positive contributor to returns
• Overall manager selection within the fixed income allocation was positive for the Fund
• Allocation to the MassMutual Core Bond Fund was the largest impact
Top detractors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• A slight overweight to U.S. Mid Cap was negative for returns
MM202912-309770	PAGE 1	TSR-AR-ITKE2

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class A - without sales charge	25.73	9.76	7.95
Class A - with maximum sales charge	18.81	8.52	7.35
Russell 3000 Index[1]	35.19	15.26	12.83
Lipper Balanced Fund Index	22.30	8.15	7.16
S&P 500 Index	36.35	15.98	13.38
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.
The Fund’s name and investment strategy changed on February 1, 2020. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$128.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	26
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	21%
MM202912-309770	PAGE 2	TSR-AR-ITKE2

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	80.8%
Fixed Income Funds	19.2%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, the Fund’s expense caps were discontinued. Prior to February 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2024, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.09%, 0.19%, 0.29%, 0.39%, 0.54%, 0.64%, 0.79%, and 0.19% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITKE2

MassMutual 80/20 Allocation Fund
Class R3 | MRGVX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual 80/20 Allocation Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$98	0.87%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• An overweight to U.S. Large Cap equity, coupled with an underweight to international equity was the largest positive contributor to returns
• Overall manager selection within the fixed income allocation was positive for the Fund
• Allocation to the MassMutual Core Bond Fund was the largest impact
Top detractors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• A slight overweight to U.S. Mid Cap was negative for returns
MM202912-309770	PAGE 1	TSR-AR-ITKEJ

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R3 - without sales charge	25.44	9.57	7.79
Russell 3000 Index[1]	35.19	15.26	12.83
Lipper Balanced Fund Index	22.30	8.15	7.16
S&P 500 Index	36.35	15.98	13.38
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.
The Fund’s name and investment strategy changed on February 1, 2020. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$128.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	26
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	21%
MM202912-309770	PAGE 2	TSR-AR-ITKEJ

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	80.8%
Fixed Income Funds	19.2%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, the Fund’s expense caps were discontinued. Prior to February 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2024, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.09%, 0.19%, 0.29%, 0.39%, 0.54%, 0.64%, 0.79%, and 0.19% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITKEJ

MassMutual 80/20 Allocation Fund
Class Y | MMNSX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual 80/20 Allocation Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$31	0.27%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• An overweight to U.S. Large Cap equity, coupled with an underweight to international equity was the largest positive contributor to returns
• Overall manager selection within the fixed income allocation was positive for the Fund
• Allocation to the MassMutual Core Bond Fund was the largest impact
Top detractors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• A slight overweight to U.S. Mid Cap was negative for returns
MM202912-309770	PAGE 1	TSR-AR-ITKEY

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (February 1, 2023 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	Since Inception (02/01/2023)
Class Y - without sales charge	26.23	14.53
Russell 3000 Index[1]	35.19	23.53
Lipper Balanced Fund Index	22.30	12.49
S&P 500 Index	36.35	25.04
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$128.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	26
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	21%
MM202912-309770	PAGE 2	TSR-AR-ITKEY

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	80.8%
Fixed Income Funds	19.2%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, the Fund’s expense caps were discontinued. Prior to February 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2024, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.09%, 0.19%, 0.29%, 0.39%, 0.54%, 0.64%, 0.79%, and 0.19% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITKEY

MassMutual RetireSMARTSM by JPMorgan In Retirement Fund
Class I | MDRVX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan In Retirement Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$7	0.06%
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date Retirement Income Index:
• Overall manager selection within the fixed income allocation was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
• A slight underweight to fixed income and the corresponding overweight to equity also added to performance
Top detractors to the Fund’s performance relative to the S&P Target Date Retirement Income Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITHDI

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class I - without sales charge	18.65	5.01	4.58
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.84
S&P Target Date Retirement Income Index	16.86	4.68	4.52
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P Target Date Retirement Income Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date Retirement Income Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
The Fund’s name and investment strategy changed on September 24, 2018. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$68.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	24
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	32%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Fixed Income Funds	59.5%
Equity Funds	40.5%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
MM202912-309770	PAGE 2	TSR-AR-ITHDI

Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.61% to 0.56% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITHDI

MassMutual RetireSMARTSM by JPMorgan In Retirement Fund
Class R5 | MDRTX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan In Retirement Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$17	0.16%
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date Retirement Income Index:
• Overall manager selection within the fixed income allocation was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
• A slight underweight to fixed income and the corresponding overweight to equity also added to performance
Top detractors to the Fund’s performance relative to the S&P Target Date Retirement Income Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITHDL

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R5 - without sales charge	18.58	4.92	4.48
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.84
S&P Target Date Retirement Income Index	16.86	4.68	4.52
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P Target Date Retirement Income Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date Retirement Income Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
The Fund’s name and investment strategy changed on September 24, 2018. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$68.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	24
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	32%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Fixed Income Funds	59.5%
Equity Funds	40.5%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
MM202912-309770	PAGE 2	TSR-AR-ITHDL

Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.61% to 0.56% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITHDL

MassMutual RetireSMARTSM by JPMorgan In Retirement Fund
Service Class | MDRSX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan In Retirement Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$28	0.26%
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date Retirement Income Index:
• Overall manager selection within the fixed income allocation was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
• A slight underweight to fixed income and the corresponding overweight to equity also added to performance
Top detractors to the Fund’s performance relative to the S&P Target Date Retirement Income Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITHD1

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Service Class - without sales charge	18.56	4.82	4.38
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.84
S&P Target Date Retirement Income Index	16.86	4.68	4.52
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P Target Date Retirement Income Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date Retirement Income Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
The Fund’s name and investment strategy changed on September 24, 2018. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$68.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	24
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	32%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Fixed Income Funds	59.5%
Equity Funds	40.5%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
MM202912-309770	PAGE 2	TSR-AR-ITHD1

Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.61% to 0.56% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITHD1

MassMutual RetireSMARTSM by JPMorgan In Retirement Fund
Administrative Class | MDRYX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan In Retirement Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$39	0.36%
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date Retirement Income Index:
• Overall manager selection within the fixed income allocation was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
• A slight underweight to fixed income and the corresponding overweight to equity also added to performance
Top detractors to the Fund’s performance relative to the S&P Target Date Retirement Income Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITHD3

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Administrative Class - without sales charge	18.42	4.71	4.29
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.84
S&P Target Date Retirement Income Index	16.86	4.68	4.52
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P Target Date Retirement Income Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date Retirement Income Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
The Fund’s name and investment strategy changed on September 24, 2018. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$68.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	24
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	32%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Fixed Income Funds	59.5%
Equity Funds	40.5%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
MM202912-309770	PAGE 2	TSR-AR-ITHD3

Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.61% to 0.56% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITHD3

MassMutual RetireSMARTSM by JPMorgan In Retirement Fund
Class R4 | MDRZX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan In Retirement Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$56	0.51%
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date Retirement Income Index:
• Overall manager selection within the fixed income allocation was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
• A slight underweight to fixed income and the corresponding overweight to equity also added to performance
Top detractors to the Fund’s performance relative to the S&P Target Date Retirement Income Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITHDK

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R4 - without sales charge	18.29	4.57	4.13
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.84
S&P Target Date Retirement Income Index	16.86	4.68	4.52
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P Target Date Retirement Income Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date Retirement Income Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
The Fund’s name and investment strategy changed on September 24, 2018. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$68.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	24
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	32%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Fixed Income Funds	59.5%
Equity Funds	40.5%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
MM202912-309770	PAGE 2	TSR-AR-ITHDK

Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.61% to 0.56% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITHDK

MassMutual RetireSMARTSM by JPMorgan In Retirement Fund
Class A | MRDAX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan In Retirement Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$63	0.58%
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date Retirement Income Index:
• Overall manager selection within the fixed income allocation was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
• A slight underweight to fixed income and the corresponding overweight to equity also added to performance
Top detractors to the Fund’s performance relative to the S&P Target Date Retirement Income Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITHD2

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class A - without sales charge	18.18	4.46	4.02
Class A - with maximum sales charge	11.68	3.28	3.44
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.84
S&P Target Date Retirement Income Index	16.86	4.68	4.52
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P Target Date Retirement Income Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date Retirement Income Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
The Fund’s name and investment strategy changed on September 24, 2018. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$68.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	24
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	32%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Fixed Income Funds	59.5%
Equity Funds	40.5%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at
MM202912-309770	PAGE 2	TSR-AR-ITHD2

https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.61% to 0.56% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITHD2

MassMutual RetireSMARTSM by JPMorgan In Retirement Fund
Class R3 | MDRNX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan In Retirement Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$83	0.76%
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date Retirement Income Index:
• Overall manager selection within the fixed income allocation was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
• A slight underweight to fixed income and the corresponding overweight to equity also added to performance
Top detractors to the Fund’s performance relative to the S&P Target Date Retirement Income Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITHD5

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R3 - without sales charge	17.92	4.29	3.86
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.84
S&P Target Date Retirement Income Index	16.86	4.68	4.52
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P Target Date Retirement Income Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date Retirement Income Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
The Fund’s name and investment strategy changed on September 24, 2018. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$68.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	24
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	32%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Fixed Income Funds	59.5%
Equity Funds	40.5%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
MM202912-309770	PAGE 2	TSR-AR-ITHD5

Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.61% to 0.56% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITHD5

MassMutual RetireSMARTSM by JPMorgan 2020 Fund
Class I | MRTDX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2020 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$4	0.04%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2020 Index:
• Overall manager selection within the fixed income allocation was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
• A slight underweight allocation to fixed income and the corresponding overweight to equity also added to performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2020 Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns
MM202912-309770	PAGE 1	TSR-AR-ITG9I

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class I - without sales charge	18.80	5.21	5.34
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.84
S&P Target Date 2020 Index	19.05	6.16	5.93
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P Target Date 2020 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2020 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
The Fund’s name and investment strategy changed on September 24, 2018. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$105.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	24
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	26%
MM202912-309770	PAGE 2	TSR-AR-ITG9I

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Fixed Income Funds	59.5%
Equity Funds	40.5%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.59% to 0.54% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITG9I

MassMutual RetireSMARTSM by JPMorgan 2020 Fund
Class R5 | MRTBX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2020 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$15	0.14%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2020 Index:
• Overall manager selection within the fixed income allocation was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
• A slight underweight allocation to fixed income and the corresponding overweight to equity also added to performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2020 Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns
MM202912-309770	PAGE 1	TSR-AR-ITG9L

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R5 - without sales charge	18.59	5.09	5.22
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.84
S&P Target Date 2020 Index	19.05	6.16	5.93
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P Target Date 2020 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2020 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
The Fund’s name and investment strategy changed on September 24, 2018. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$105.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	24
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	26%
MM202912-309770	PAGE 2	TSR-AR-ITG9L

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Fixed Income Funds	59.5%
Equity Funds	40.5%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.59% to 0.54% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITG9L

MassMutual RetireSMARTSM by JPMorgan 2020 Fund
Service Class | MRTSX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2020 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$26	0.24%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2020 Index:
• Overall manager selection within the fixed income allocation was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
• A slight underweight allocation to fixed income and the corresponding overweight to equity also added to performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2020 Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns
MM202912-309770	PAGE 1	TSR-AR-ITG91

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Service Class - without sales charge	18.47	4.99	5.11
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.84
S&P Target Date 2020 Index	19.05	6.16	5.93
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P Target Date 2020 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2020 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
The Fund’s name and investment strategy changed on September 24, 2018. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$105.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	24
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	26%
MM202912-309770	PAGE 2	TSR-AR-ITG91

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Fixed Income Funds	59.5%
Equity Funds	40.5%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.59% to 0.54% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITG91

MassMutual RetireSMARTSM by JPMorgan 2020 Fund
Administrative Class | MRTYX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2020 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$37	0.34%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2020 Index:
• Overall manager selection within the fixed income allocation was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
• A slight underweight allocation to fixed income and the corresponding overweight to equity also added to performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2020 Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns
MM202912-309770	PAGE 1	TSR-AR-ITG93

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Administrative Class - without sales charge	18.36	4.89	5.01
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.84
S&P Target Date 2020 Index	19.05	6.16	5.93
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P Target Date 2020 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2020 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
The Fund’s name and investment strategy changed on September 24, 2018. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$105.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	24
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	26%
MM202912-309770	PAGE 2	TSR-AR-ITG93

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Fixed Income Funds	59.5%
Equity Funds	40.5%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.59% to 0.54% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITG93

MassMutual RetireSMARTSM by JPMorgan 2020 Fund
Class R4 | MRTHX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2020 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$53	0.49%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2020 Index:
• Overall manager selection within the fixed income allocation was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
• A slight underweight allocation to fixed income and the corresponding overweight to equity also added to performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2020 Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns
MM202912-309770	PAGE 1	TSR-AR-ITG9K

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R4 - without sales charge	18.22	4.74	4.86
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.84
S&P Target Date 2020 Index	19.05	6.16	5.93
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P Target Date 2020 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2020 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
The Fund’s name and investment strategy changed on September 24, 2018. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$105.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	24
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	26%
MM202912-309770	PAGE 2	TSR-AR-ITG9K

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Fixed Income Funds	59.5%
Equity Funds	40.5%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.59% to 0.54% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITG9K

MassMutual RetireSMARTSM by JPMorgan 2020 Fund
Class A | MRTAX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2020 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$61	0.56%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2020 Index:
• Overall manager selection within the fixed income allocation was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
• A slight underweight allocation to fixed income and the corresponding overweight to equity also added to performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2020 Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns
MM202912-309770	PAGE 1	TSR-AR-ITG92

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class A - without sales charge	18.07	4.62	4.75
Class A - with maximum sales charge	11.58	3.45	4.16
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.84
S&P Target Date 2020 Index	19.05	6.16	5.93
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P Target Date 2020 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2020 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
The Fund’s name and investment strategy changed on September 24, 2018. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$105.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	24
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	26%
MM202912-309770	PAGE 2	TSR-AR-ITG92

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Fixed Income Funds	59.5%
Equity Funds	40.5%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.59% to 0.54% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITG92

MassMutual RetireSMARTSM by JPMorgan 2020 Fund
Class R3 | MRTNX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2020 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$81	0.74%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2020 Index:
• Overall manager selection within the fixed income allocation was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
• A slight underweight allocation to fixed income and the corresponding overweight to equity also added to performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2020 Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns
MM202912-309770	PAGE 1	TSR-AR-ITG95

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R3 - without sales charge	17.86	4.47	4.60
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.84
S&P Target Date 2020 Index	19.05	6.16	5.93
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P Target Date 2020 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2020 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
The Fund’s name and investment strategy changed on September 24, 2018. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$105.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	24
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	26%
MM202912-309770	PAGE 2	TSR-AR-ITG95

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Fixed Income Funds	59.5%
Equity Funds	40.5%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.59% to 0.54% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITG95

MassMutual RetireSMARTSM by JPMorgan 2025 Fund
Class I | MMNUX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2025 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$1	0.01%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2025 Index:
• Overall manager selection within the fixed income allocation was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
• An overweight to high yield also added to performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2025 Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns
MM202912-309770	PAGE 1	TSR-AR-IYFEI

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class I - without sales charge	20.01	6.32	6.20
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.84
S&P Target Date 2025 Index	19.81	7.01	6.55
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P Target Date 2025 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2025 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
The Fund’s name and investment strategy changed on September 24, 2018. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$125.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	24
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	26%
MM202912-309770	PAGE 2	TSR-AR-IYFEI

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Fixed Income Funds	54.3%
Equity Funds	45.7%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.56% to 0.51% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IYFEI

MassMutual RetireSMARTSM by JPMorgan 2025 Fund
Class R5 | MMNTX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2025 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$12	0.11%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2025 Index:
• Overall manager selection within the fixed income allocation was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
• An overweight to high yield also added to performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2025 Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns
MM202912-309770	PAGE 1	TSR-AR-IYFEL

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R5 - without sales charge	19.86	6.20	6.11
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.84
S&P Target Date 2025 Index	19.81	7.01	6.55
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P Target Date 2025 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2025 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
The Fund’s name and investment strategy changed on September 24, 2018. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$125.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	24
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	26%
MM202912-309770	PAGE 2	TSR-AR-IYFEL

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Fixed Income Funds	54.3%
Equity Funds	45.7%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.56% to 0.51% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IYFEL

MassMutual RetireSMARTSM by JPMorgan 2025 Fund
Service Class | MMISX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2025 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$23	0.21%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2025 Index:
• Overall manager selection within the fixed income allocation was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
• An overweight to high yield also added to performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2025 Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns
MM202912-309770	PAGE 1	TSR-AR-IYFE1

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Service Class - without sales charge	19.70	6.07	5.97
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.84
S&P Target Date 2025 Index	19.81	7.01	6.55
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P Target Date 2025 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2025 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
The Fund’s name and investment strategy changed on September 24, 2018. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$125.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	24
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	26%
MM202912-309770	PAGE 2	TSR-AR-IYFE1

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Fixed Income Funds	54.3%
Equity Funds	45.7%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.56% to 0.51% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IYFE1

MassMutual RetireSMARTSM by JPMorgan 2025 Fund
Administrative Class | MMIYX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2025 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$34	0.31%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2025 Index:
• Overall manager selection within the fixed income allocation was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
• An overweight to high yield also added to performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2025 Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns
MM202912-309770	PAGE 1	TSR-AR-IYFE3

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Administrative Class - without sales charge	19.60	5.98	5.88
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.84
S&P Target Date 2025 Index	19.81	7.01	6.55
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P Target Date 2025 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2025 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
The Fund’s name and investment strategy changed on September 24, 2018. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$125.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	24
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	26%
MM202912-309770	PAGE 2	TSR-AR-IYFE3

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Fixed Income Funds	54.3%
Equity Funds	45.7%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.56% to 0.51% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IYFE3

MassMutual RetireSMARTSM by JPMorgan 2025 Fund
Class R4 | MMNZX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2025 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$50	0.46%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2025 Index:
• Overall manager selection within the fixed income allocation was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
• An overweight to high yield also added to performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2025 Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns
MM202912-309770	PAGE 1	TSR-AR-IYFEK

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R4 - without sales charge	19.39	5.81	5.72
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.84
S&P Target Date 2025 Index	19.81	7.01	6.55
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P Target Date 2025 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2025 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
The Fund’s name and investment strategy changed on September 24, 2018. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$125.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	24
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	26%
MM202912-309770	PAGE 2	TSR-AR-IYFEK

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Fixed Income Funds	54.3%
Equity Funds	45.7%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.56% to 0.51% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IYFEK

MassMutual RetireSMARTSM by JPMorgan 2025 Fund
Class A | MMSDX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2025 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$58	0.53%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2025 Index:
• Overall manager selection within the fixed income allocation was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
• An overweight to high yield also added to performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2025 Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns
MM202912-309770	PAGE 1	TSR-AR-IYFE2

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class A - without sales charge	19.43	5.74	5.62
Class A - with maximum sales charge	12.86	4.55	5.02
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.84
S&P Target Date 2025 Index	19.81	7.01	6.55
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P Target Date 2025 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2025 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
The Fund’s name and investment strategy changed on September 24, 2018. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$125.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	24
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	26%
MM202912-309770	PAGE 2	TSR-AR-IYFE2

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Fixed Income Funds	54.3%
Equity Funds	45.7%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.56% to 0.51% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IYFE2

MassMutual RetireSMARTSM by JPMorgan 2025 Fund
Class R3 | MMNRX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2025 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$78	0.71%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2025 Index:
• Overall manager selection within the fixed income allocation was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
• An overweight to high yield also added to performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2025 Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns
MM202912-309770	PAGE 1	TSR-AR-IYFE5

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R3 - without sales charge	19.23	5.56	5.46
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.84
S&P Target Date 2025 Index	19.81	7.01	6.55
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P Target Date 2025 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2025 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
The Fund’s name and investment strategy changed on September 24, 2018. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$125.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	24
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	26%
MM202912-309770	PAGE 2	TSR-AR-IYFE5

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Fixed Income Funds	54.3%
Equity Funds	45.7%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.56% to 0.51% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IYFE5

MassMutual RetireSMARTSM by JPMorgan 2030 Fund
Class I | MRYUX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2030 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$4	0.04%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2030 Index:
• Overall manager selection within the fixed income allocation was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
• An overweight to high yield also added to performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2030 Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns
MM202912-309770	PAGE 1	TSR-AR-ITHAI

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class I - without sales charge	22.17	7.42	6.90
Russell 3000 Index[1]	35.19	15.26	12.83
S&P Target Date 2030 Index	22.17	8.10	7.28
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2030 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2030 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
The Fund’s name and investment strategy changed on September 24, 2018. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$261.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	23
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	26%
MM202912-309770	PAGE 2	TSR-AR-ITHAI

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	58.6%
Fixed Income Funds	41.4%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.59% to 0.54% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITHAI

MassMutual RetireSMARTSM by JPMorgan 2030 Fund
Class R5 | MRYTX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2030 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$16	0.14%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2030 Index:
• Overall manager selection within the fixed income allocation was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
• An overweight to high yield also added to performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2030 Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns
MM202912-309770	PAGE 1	TSR-AR-ITHAL

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R5 - without sales charge	22.64	7.41	6.84
Russell 3000 Index[1]	35.19	15.26	12.83
S&P Target Date 2030 Index	22.17	8.10	7.28
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2030 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2030 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
The Fund’s name and investment strategy changed on September 24, 2018. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$261.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	23
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	26%
MM202912-309770	PAGE 2	TSR-AR-ITHAL

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	58.6%
Fixed Income Funds	41.4%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.59% to 0.54% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITHAL

MassMutual RetireSMARTSM by JPMorgan 2030 Fund
Service Class | MRYSX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2030 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$27	0.24%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2030 Index:
• Overall manager selection within the fixed income allocation was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
• An overweight to high yield also added to performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2030 Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns
MM202912-309770	PAGE 1	TSR-AR-ITHA1

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Service Class - without sales charge	21.96	7.22	6.69
Russell 3000 Index[1]	35.19	15.26	12.83
S&P Target Date 2030 Index	22.17	8.10	7.28
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2030 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2030 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
The Fund’s name and investment strategy changed on September 24, 2018. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$261.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	23
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	26%
MM202912-309770	PAGE 2	TSR-AR-ITHA1

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	58.6%
Fixed Income Funds	41.4%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.59% to 0.54% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITHA1

MassMutual RetireSMARTSM by JPMorgan 2030 Fund
Administrative Class | MRYYX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2030 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$38	0.34%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2030 Index:
• Overall manager selection within the fixed income allocation was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
• An overweight to high yield also added to performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2030 Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns
MM202912-309770	PAGE 1	TSR-AR-ITHA3

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Administrative Class - without sales charge	21.85	7.10	6.58
Russell 3000 Index[1]	35.19	15.26	12.83
S&P Target Date 2030 Index	22.17	8.10	7.28
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2030 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2030 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
The Fund’s name and investment strategy changed on September 24, 2018. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$261.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	23
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	26%
MM202912-309770	PAGE 2	TSR-AR-ITHA3

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	58.6%
Fixed Income Funds	41.4%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.59% to 0.54% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITHA3

MassMutual RetireSMARTSM by JPMorgan 2030 Fund
Class R4 | MRYZX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2030 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$54	0.49%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2030 Index:
• Overall manager selection within the fixed income allocation was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
• An overweight to high yield also added to performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2030 Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns
MM202912-309770	PAGE 1	TSR-AR-ITHAK

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R4 - without sales charge	21.72	6.95	6.42
Russell 3000 Index[1]	35.19	15.26	12.83
S&P Target Date 2030 Index	22.17	8.10	7.28
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2030 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2030 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
The Fund’s name and investment strategy changed on September 24, 2018. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$261.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	23
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	26%
MM202912-309770	PAGE 2	TSR-AR-ITHAK

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	58.6%
Fixed Income Funds	41.4%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.59% to 0.54% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITHAK

MassMutual RetireSMARTSM by JPMorgan 2030 Fund
Class A | MRYAX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2030 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$62	0.56%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2030 Index:
• Overall manager selection within the fixed income allocation was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
• An overweight to high yield also added to performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2030 Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns
MM202912-309770	PAGE 1	TSR-AR-ITHA2

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class A - without sales charge	21.54	6.84	6.32
Class A - with maximum sales charge	14.86	5.64	5.72
Russell 3000 Index[1]	35.19	15.26	12.83
S&P Target Date 2030 Index	22.17	8.10	7.28
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2030 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2030 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
The Fund’s name and investment strategy changed on September 24, 2018. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$261.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	23
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	26%
MM202912-309770	PAGE 2	TSR-AR-ITHA2

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	58.6%
Fixed Income Funds	41.4%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.59% to 0.54% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITHA2

MassMutual RetireSMARTSM by JPMorgan 2030 Fund
Class R3 | MRYNX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2030 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$82	0.74%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2030 Index:
• Overall manager selection within the fixed income allocation was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
• An overweight to high yield also added to performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2030 Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns
MM202912-309770	PAGE 1	TSR-AR-ITHA5

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R3 - without sales charge	21.40	6.69	6.16
Russell 3000 Index[1]	35.19	15.26	12.83
S&P Target Date 2030 Index	22.17	8.10	7.28
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2030 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2030 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
The Fund’s name and investment strategy changed on September 24, 2018. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$261.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	23
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	26%
MM202912-309770	PAGE 2	TSR-AR-ITHA5

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	58.6%
Fixed Income Funds	41.4%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.59% to 0.54% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITHA5

MassMutual RetireSMARTSM by JPMorgan 2035 Fund
Class I | MMXUX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2035 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$6	0.05%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2035 Index:
• Overall manager selection within the fixed income allocation was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
• An overweight to U.S. Large Cap equity also added to performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2035 Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns
MM202912-309770	PAGE 1	TSR-AR-IYFGI

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class I - without sales charge	24.54	8.62	7.56
Russell 3000 Index[1]	35.19	15.26	12.83
S&P Target Date 2035 Index	24.56	9.25	8.03
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2035 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2035 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
The Fund’s name and investment strategy changed on September 24, 2018. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$157.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	22
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	27%
MM202912-309770	PAGE 2	TSR-AR-IYFGI

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	70.8%
Fixed Income Funds	29.2%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.60% to 0.55% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IYFGI

MassMutual RetireSMARTSM by JPMorgan 2035 Fund
Class R5 | MMXTX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2035 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$17	0.15%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2035 Index:
• Overall manager selection within the fixed income allocation was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
• An overweight to U.S. Large Cap equity also added to performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2035 Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns
MM202912-309770	PAGE 1	TSR-AR-IYFGL

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R5 - without sales charge	24.36	8.52	7.44
Russell 3000 Index[1]	35.19	15.26	12.83
S&P Target Date 2035 Index	24.56	9.25	8.03
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2035 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2035 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
The Fund’s name and investment strategy changed on September 24, 2018. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$157.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	22
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	27%
MM202912-309770	PAGE 2	TSR-AR-IYFGL

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	70.8%
Fixed Income Funds	29.2%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.60% to 0.55% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IYFGL

MassMutual RetireSMARTSM by JPMorgan 2035 Fund
Service Class | MMXSX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2035 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$28	0.25%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2035 Index:
• Overall manager selection within the fixed income allocation was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
• An overweight to U.S. Large Cap equity also added to performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2035 Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns
MM202912-309770	PAGE 1	TSR-AR-IYFG1

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Service Class - without sales charge	24.23	8.41	7.33
Russell 3000 Index[1]	35.19	15.26	12.83
S&P Target Date 2035 Index	24.56	9.25	8.03
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2035 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2035 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
The Fund’s name and investment strategy changed on September 24, 2018. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$157.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	22
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	27%
MM202912-309770	PAGE 2	TSR-AR-IYFG1

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	70.8%
Fixed Income Funds	29.2%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.60% to 0.55% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IYFG1

MassMutual RetireSMARTSM by JPMorgan 2035 Fund
Administrative Class | MMXYX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2035 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$39	0.35%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2035 Index:
• Overall manager selection within the fixed income allocation was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
• An overweight to U.S. Large Cap equity also added to performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2035 Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns
MM202912-309770	PAGE 1	TSR-AR-IYFG3

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Administrative Class - without sales charge	24.09	8.31	7.23
Russell 3000 Index[1]	35.19	15.26	12.83
S&P Target Date 2035 Index	24.56	9.25	8.03
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2035 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2035 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
The Fund’s name and investment strategy changed on September 24, 2018. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$157.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	22
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	27%
MM202912-309770	PAGE 2	TSR-AR-IYFG3

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	70.8%
Fixed Income Funds	29.2%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.60% to 0.55% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IYFG3

MassMutual RetireSMARTSM by JPMorgan 2035 Fund
Class R4 | MMXZX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2035 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$56	0.50%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2035 Index:
• Overall manager selection within the fixed income allocation was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
• An overweight to U.S. Large Cap equity also added to performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2035 Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns
MM202912-309770	PAGE 1	TSR-AR-IYFGK

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R4 - without sales charge	23.92	8.13	7.06
Russell 3000 Index[1]	35.19	15.26	12.83
S&P Target Date 2035 Index	24.56	9.25	8.03
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2035 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2035 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
The Fund’s name and investment strategy changed on September 24, 2018. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$157.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	22
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	27%
MM202912-309770	PAGE 2	TSR-AR-IYFGK

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	70.8%
Fixed Income Funds	29.2%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.60% to 0.55% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IYFGK

MassMutual RetireSMARTSM by JPMorgan 2035 Fund
Class A | MMXAX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2035 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$64	0.57%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2035 Index:
• Overall manager selection within the fixed income allocation was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
• An overweight to U.S. Large Cap equity also added to performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2035 Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns
MM202912-309770	PAGE 1	TSR-AR-IYFG2

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class A - without sales charge	23.79	8.04	6.96
Class A - with maximum sales charge	16.98	6.82	6.36
Russell 3000 Index[1]	35.19	15.26	12.83
S&P Target Date 2035 Index	24.56	9.25	8.03
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2035 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2035 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
The Fund’s name and investment strategy changed on September 24, 2018. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$157.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	22
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	27%
MM202912-309770	PAGE 2	TSR-AR-IYFG2

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	70.8%
Fixed Income Funds	29.2%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.60% to 0.55% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IYFG2

MassMutual RetireSMARTSM by JPMorgan 2035 Fund
Class R3 | MMXNX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2035 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$84	0.75%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2035 Index:
• Overall manager selection within the fixed income allocation was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
• An overweight to U.S. Large Cap equity also added to performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2035 Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns
MM202912-309770	PAGE 1	TSR-AR-IYFG5

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R3 - without sales charge	23.64	7.87	6.80
Russell 3000 Index[1]	35.19	15.26	12.83
S&P Target Date 2035 Index	24.56	9.25	8.03
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2035 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2035 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
The Fund’s name and investment strategy changed on September 24, 2018. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$157.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	22
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	27%
MM202912-309770	PAGE 2	TSR-AR-IYFG5

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	70.8%
Fixed Income Funds	29.2%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.60% to 0.55% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IYFG5

MassMutual RetireSMARTSM by JPMorgan 2040 Fund
Class I | MRFUX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2040 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$5	0.04%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2040 Index:
• An overweight to U.S. Large Cap equity was the largest contributor to returns
• Overall manager selection within the fixed income allocation was positive for returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
Top detractors to the Fund’s performance relative to the S&P Target Date 2040 Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns
MM202912-309770	PAGE 1	TSR-AR-ITHBI

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class I - without sales charge	26.22	9.62	8.05
Russell 3000 Index[1]	35.19	15.26	12.83
S&P Target Date 2040 Index	26.62	10.17	8.61
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2040 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2040 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
The Fund’s name and investment strategy changed on September 24, 2018. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$202.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	22
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	27%
MM202912-309770	PAGE 2	TSR-AR-ITHBI

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	80.5%
Fixed Income Funds	19.5%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.59% to 0.54% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITHBI

MassMutual RetireSMARTSM by JPMorgan 2040 Fund
Class R5 | MRFTX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2040 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$16	0.14%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2040 Index:
• An overweight to U.S. Large Cap equity was the largest contributor to returns
• Overall manager selection within the fixed income allocation was positive for returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
Top detractors to the Fund’s performance relative to the S&P Target Date 2040 Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns
MM202912-309770	PAGE 1	TSR-AR-ITHBL

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R5 - without sales charge	26.84	9.64	8.02
Russell 3000 Index[1]	35.19	15.26	12.83
S&P Target Date 2040 Index	26.62	10.17	8.61
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2040 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2040 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
The Fund’s name and investment strategy changed on September 24, 2018. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$202.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	22
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	27%
MM202912-309770	PAGE 2	TSR-AR-ITHBL

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	80.5%
Fixed Income Funds	19.5%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.59% to 0.54% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITHBL

MassMutual RetireSMARTSM by JPMorgan 2040 Fund
Service Class | MFRSX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2040 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$27	0.24%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2040 Index:
• An overweight to U.S. Large Cap equity was the largest contributor to returns
• Overall manager selection within the fixed income allocation was positive for returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
Top detractors to the Fund’s performance relative to the S&P Target Date 2040 Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns
MM202912-309770	PAGE 1	TSR-AR-ITHB1

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Service Class - without sales charge	26.00	9.40	7.84
Russell 3000 Index[1]	35.19	15.26	12.83
S&P Target Date 2040 Index	26.62	10.17	8.61
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2040 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2040 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
The Fund’s name and investment strategy changed on September 24, 2018. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$202.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	22
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	27%
MM202912-309770	PAGE 2	TSR-AR-ITHB1

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	80.5%
Fixed Income Funds	19.5%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.59% to 0.54% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITHB1

MassMutual RetireSMARTSM by JPMorgan 2040 Fund
Administrative Class | MRFYX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2040 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$38	0.34%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2040 Index:
• An overweight to U.S. Large Cap equity was the largest contributor to returns
• Overall manager selection within the fixed income allocation was positive for returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
Top detractors to the Fund’s performance relative to the S&P Target Date 2040 Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns
MM202912-309770	PAGE 1	TSR-AR-ITHB3

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Administrative Class - without sales charge	25.81	9.28	7.73
Russell 3000 Index[1]	35.19	15.26	12.83
S&P Target Date 2040 Index	26.62	10.17	8.61
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2040 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2040 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
The Fund’s name and investment strategy changed on September 24, 2018. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$202.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	22
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	27%
MM202912-309770	PAGE 2	TSR-AR-ITHB3

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	80.5%
Fixed Income Funds	19.5%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.59% to 0.54% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITHB3

MassMutual RetireSMARTSM by JPMorgan 2040 Fund
Class R4 | MRFZX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2040 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$55	0.49%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2040 Index:
• An overweight to U.S. Large Cap equity was the largest contributor to returns
• Overall manager selection within the fixed income allocation was positive for returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
Top detractors to the Fund’s performance relative to the S&P Target Date 2040 Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns
MM202912-309770	PAGE 1	TSR-AR-ITHBK

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R4 - without sales charge	25.65	9.13	7.56
Russell 3000 Index[1]	35.19	15.26	12.83
S&P Target Date 2040 Index	26.62	10.17	8.61
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2040 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2040 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
The Fund’s name and investment strategy changed on September 24, 2018. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$202.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	22
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	27%
MM202912-309770	PAGE 2	TSR-AR-ITHBK

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	80.5%
Fixed Income Funds	19.5%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.59% to 0.54% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITHBK

MassMutual RetireSMARTSM by JPMorgan 2040 Fund
Class A | MRFAX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2040 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$63	0.56%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2040 Index:
• An overweight to U.S. Large Cap equity was the largest contributor to returns
• Overall manager selection within the fixed income allocation was positive for returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
Top detractors to the Fund’s performance relative to the S&P Target Date 2040 Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns
MM202912-309770	PAGE 1	TSR-AR-ITHB2

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class A - without sales charge	25.58	9.03	7.46
Class A - with maximum sales charge	18.67	7.81	6.85
Russell 3000 Index[1]	35.19	15.26	12.83
S&P Target Date 2040 Index	26.62	10.17	8.61
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2040 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2040 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
The Fund’s name and investment strategy changed on September 24, 2018. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$202.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	22
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	27%
MM202912-309770	PAGE 2	TSR-AR-ITHB2

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	80.5%
Fixed Income Funds	19.5%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.59% to 0.54% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITHB2

MassMutual RetireSMARTSM by JPMorgan 2040 Fund
Class R3 | MFRNX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2040 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$83	0.74%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2040 Index:
• An overweight to U.S. Large Cap equity was the largest contributor to returns
• Overall manager selection within the fixed income allocation was positive for returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
Top detractors to the Fund’s performance relative to the S&P Target Date 2040 Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns
MM202912-309770	PAGE 1	TSR-AR-ITHB5

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R3 - without sales charge	25.34	8.86	7.30
Russell 3000 Index[1]	35.19	15.26	12.83
S&P Target Date 2040 Index	26.62	10.17	8.61
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2040 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2040 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
The Fund’s name and investment strategy changed on September 24, 2018. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$202.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	22
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	27%
MM202912-309770	PAGE 2	TSR-AR-ITHB5

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	80.5%
Fixed Income Funds	19.5%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.59% to 0.54% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITHB5

MassMutual RetireSMARTSM by JPMorgan 2045 Fund
Class I | MMKUX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2045 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$2	0.02%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2045 Index:
• An overweight to U.S. Large Cap equity was the largest contributor to returns
• Of the Fund’s investments in other investment companies, the MM Equity Asset Fund was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund also added to Fund performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2045 Index:
• Manager selection within international equity was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns
MM202912-309770	PAGE 1	TSR-AR-IYFHI

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class I - without sales charge	27.54	10.40	8.48
Russell 3000 Index[1]	35.19	15.26	12.83
S&P Target Date 2045 Index	27.95	10.75	8.97
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2045 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2045 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
The Fund’s name and investment strategy changed on September 24, 2018. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$126.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	22
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	30%
MM202912-309770	PAGE 2	TSR-AR-IYFHI

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	88.0%
Fixed Income Funds	12.0%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.57% to 0.52% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IYFHI

MassMutual RetireSMARTSM by JPMorgan 2045 Fund
Class R5 | MMKTX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2045 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$14	0.12%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2045 Index:
• An overweight to U.S. Large Cap equity was the largest contributor to returns
• Of the Fund’s investments in other investment companies, the MM Equity Asset Fund was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund also added to Fund performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2045 Index:
• Manager selection within international equity was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns
MM202912-309770	PAGE 1	TSR-AR-IYFHL

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R5 - without sales charge	27.29	10.26	8.36
Russell 3000 Index[1]	35.19	15.26	12.83
S&P Target Date 2045 Index	27.95	10.75	8.97
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2045 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2045 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
The Fund’s name and investment strategy changed on September 24, 2018. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$126.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	22
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	30%
MM202912-309770	PAGE 2	TSR-AR-IYFHL

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	88.0%
Fixed Income Funds	12.0%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.57% to 0.52% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IYFHL

MassMutual RetireSMARTSM by JPMorgan 2045 Fund
Service Class | MMKSX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2045 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$25	0.22%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2045 Index:
• An overweight to U.S. Large Cap equity was the largest contributor to returns
• Of the Fund’s investments in other investment companies, the MM Equity Asset Fund was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund also added to Fund performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2045 Index:
• Manager selection within international equity was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns
MM202912-309770	PAGE 1	TSR-AR-IYFH1

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Service Class - without sales charge	27.26	10.15	8.25
Russell 3000 Index[1]	35.19	15.26	12.83
S&P Target Date 2045 Index	27.95	10.75	8.97
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2045 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2045 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
The Fund’s name and investment strategy changed on September 24, 2018. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$126.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	22
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	30%
MM202912-309770	PAGE 2	TSR-AR-IYFH1

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	88.0%
Fixed Income Funds	12.0%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.57% to 0.52% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IYFH1

MassMutual RetireSMARTSM by JPMorgan 2045 Fund
Administrative Class | MMKYX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2045 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$36	0.32%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2045 Index:
• An overweight to U.S. Large Cap equity was the largest contributor to returns
• Of the Fund’s investments in other investment companies, the MM Equity Asset Fund was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund also added to Fund performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2045 Index:
• Manager selection within international equity was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns
MM202912-309770	PAGE 1	TSR-AR-IYFH3

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Administrative Class - without sales charge	27.03	10.04	8.15
Russell 3000 Index[1]	35.19	15.26	12.83
S&P Target Date 2045 Index	27.95	10.75	8.97
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2045 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2045 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
The Fund’s name and investment strategy changed on September 24, 2018. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$126.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	22
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	30%
MM202912-309770	PAGE 2	TSR-AR-IYFH3

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	88.0%
Fixed Income Funds	12.0%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.57% to 0.52% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IYFH3

MassMutual RetireSMARTSM by JPMorgan 2045 Fund
Class R4 | MMKZX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2045 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$53	0.47%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2045 Index:
• An overweight to U.S. Large Cap equity was the largest contributor to returns
• Of the Fund’s investments in other investment companies, the MM Equity Asset Fund was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund also added to Fund performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2045 Index:
• Manager selection within international equity was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns
MM202912-309770	PAGE 1	TSR-AR-IYFHK

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R4 - without sales charge	26.85	9.88	7.98
Russell 3000 Index[1]	35.19	15.26	12.83
S&P Target Date 2045 Index	27.95	10.75	8.97
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2045 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2045 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
The Fund’s name and investment strategy changed on September 24, 2018. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$126.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	22
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	30%
MM202912-309770	PAGE 2	TSR-AR-IYFHK

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	88.0%
Fixed Income Funds	12.0%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.57% to 0.52% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IYFHK

MassMutual RetireSMARTSM by JPMorgan 2045 Fund
Class A | MMKAX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2045 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$61	0.54%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2045 Index:
• An overweight to U.S. Large Cap equity was the largest contributor to returns
• Of the Fund’s investments in other investment companies, the MM Equity Asset Fund was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund also added to Fund performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2045 Index:
• Manager selection within international equity was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns
MM202912-309770	PAGE 1	TSR-AR-IYFH2

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class A - without sales charge	26.85	9.80	7.89
Class A - with maximum sales charge	19.88	8.56	7.28
Russell 3000 Index[1]	35.19	15.26	12.83
S&P Target Date 2045 Index	27.95	10.75	8.97
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2045 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2045 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
The Fund’s name and investment strategy changed on September 24, 2018. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$126.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	22
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	30%
MM202912-309770	PAGE 2	TSR-AR-IYFH2

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	88.0%
Fixed Income Funds	12.0%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.57% to 0.52% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IYFH2

MassMutual RetireSMARTSM by JPMorgan 2045 Fund
Class R3 | MMKNX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2045 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$82	0.72%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2045 Index:
• An overweight to U.S. Large Cap equity was the largest contributor to returns
• Of the Fund’s investments in other investment companies, the MM Equity Asset Fund was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund also added to Fund performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2045 Index:
• Manager selection within international equity was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns
MM202912-309770	PAGE 1	TSR-AR-IYFH5

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R3 - without sales charge	26.59	9.61	7.72
Russell 3000 Index[1]	35.19	15.26	12.83
S&P Target Date 2045 Index	27.95	10.75	8.97
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2045 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2045 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
The Fund’s name and investment strategy changed on September 24, 2018. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$126.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	22
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	30%
MM202912-309770	PAGE 2	TSR-AR-IYFH5

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	88.0%
Fixed Income Funds	12.0%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.57% to 0.52% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IYFH5

MassMutual RetireSMARTSM by JPMorgan 2050 Fund
Class I | MMRUX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2050 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$2	0.02%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2050 Index:
• An overweight to U.S. Large Cap Equity, coupled with an underweight to fixed income was the largest contributor to returns
• Of the Fund’s investments in other investment companies, the MM Equity Asset Fund was the largest positive contributor to returns
• Allocation to the MassMutual Blue Chip Growth Fund also added to Fund performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2050 Index:
• Manager selection within international equity was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns
MM202912-309770	PAGE 1	TSR-AR-IZDXI

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class I - without sales charge	28.03	10.47	8.65
Russell 3000 Index[1]	35.19	15.26	12.83
S&P Target Date 2050 Index	28.68	11.06	9.18
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2050 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2050 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
The Fund’s name and investment strategy changed on September 24, 2018. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$158.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	22
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	27%
MM202912-309770	PAGE 2	TSR-AR-IZDXI

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	92.1%
Fixed Income Funds	7.9%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.57% to 0.52% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IZDXI

MassMutual RetireSMARTSM by JPMorgan 2050 Fund
Class R5 | MMRTX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2050 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$14	0.12%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2050 Index:
• An overweight to U.S. Large Cap Equity, coupled with an underweight to fixed income was the largest contributor to returns
• Of the Fund’s investments in other investment companies, the MM Equity Asset Fund was the largest positive contributor to returns
• Allocation to the MassMutual Blue Chip Growth Fund also added to Fund performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2050 Index:
• Manager selection within international equity was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns
MM202912-309770	PAGE 1	TSR-AR-IZDXL

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R5 - without sales charge	29.43	10.63	8.67
Russell 3000 Index[1]	35.19	15.26	12.83
S&P Target Date 2050 Index	28.68	11.06	9.18
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2050 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2050 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
The Fund’s name and investment strategy changed on September 24, 2018. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$158.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	22
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	27%
MM202912-309770	PAGE 2	TSR-AR-IZDXL

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	92.1%
Fixed Income Funds	7.9%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.57% to 0.52% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IZDXL

MassMutual RetireSMARTSM by JPMorgan 2050 Fund
Service Class | MMTSX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2050 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$25	0.22%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2050 Index:
• An overweight to U.S. Large Cap Equity, coupled with an underweight to fixed income was the largest contributor to returns
• Of the Fund’s investments in other investment companies, the MM Equity Asset Fund was the largest positive contributor to returns
• Allocation to the MassMutual Blue Chip Growth Fund also added to Fund performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2050 Index:
• Manager selection within international equity was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns
MM202912-309770	PAGE 1	TSR-AR-IZDX1

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Service Class - without sales charge	27.70	10.28	8.45
Russell 3000 Index[1]	35.19	15.26	12.83
S&P Target Date 2050 Index	28.68	11.06	9.18
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2050 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2050 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
The Fund’s name and investment strategy changed on September 24, 2018. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$158.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	22
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	27%
MM202912-309770	PAGE 2	TSR-AR-IZDX1

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	92.1%
Fixed Income Funds	7.9%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.57% to 0.52% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IZDX1

MassMutual RetireSMARTSM by JPMorgan 2050 Fund
Administrative Class | MMRYX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2050 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$36	0.32%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2050 Index:
• An overweight to U.S. Large Cap Equity, coupled with an underweight to fixed income was the largest contributor to returns
• Of the Fund’s investments in other investment companies, the MM Equity Asset Fund was the largest positive contributor to returns
• Allocation to the MassMutual Blue Chip Growth Fund also added to Fund performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2050 Index:
• Manager selection within international equity was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns
MM202912-309770	PAGE 1	TSR-AR-IZDX3

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Administrative Class - without sales charge	27.71	10.14	8.33
Russell 3000 Index[1]	35.19	15.26	12.83
S&P Target Date 2050 Index	28.68	11.06	9.18
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2050 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2050 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
The Fund’s name and investment strategy changed on September 24, 2018. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$158.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	22
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	27%
MM202912-309770	PAGE 2	TSR-AR-IZDX3

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	92.1%
Fixed Income Funds	7.9%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.57% to 0.52% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IZDX3

MassMutual RetireSMARTSM by JPMorgan 2050 Fund
Class R4 | MMRZX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2050 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$53	0.47%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2050 Index:
• An overweight to U.S. Large Cap Equity, coupled with an underweight to fixed income was the largest contributor to returns
• Of the Fund’s investments in other investment companies, the MM Equity Asset Fund was the largest positive contributor to returns
• Allocation to the MassMutual Blue Chip Growth Fund also added to Fund performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2050 Index:
• Manager selection within international equity was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns
MM202912-309770	PAGE 1	TSR-AR-IZDXK

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R4 - without sales charge	27.33	9.96	8.17
Russell 3000 Index[1]	35.19	15.26	12.83
S&P Target Date 2050 Index	28.68	11.06	9.18
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2050 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2050 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
The Fund’s name and investment strategy changed on September 24, 2018. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$158.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	22
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	27%
MM202912-309770	PAGE 2	TSR-AR-IZDXK

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	92.1%
Fixed Income Funds	7.9%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.57% to 0.52% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IZDXK

MassMutual RetireSMARTSM by JPMorgan 2050 Fund
Class A | MMARX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2050 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$61	0.54%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2050 Index:
• An overweight to U.S. Large Cap Equity, coupled with an underweight to fixed income was the largest contributor to returns
• Of the Fund’s investments in other investment companies, the MM Equity Asset Fund was the largest positive contributor to returns
• Allocation to the MassMutual Blue Chip Growth Fund also added to Fund performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2050 Index:
• Manager selection within international equity was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns
MM202912-309770	PAGE 1	TSR-AR-IZDX2

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class A - without sales charge	27.25	9.89	8.06
Class A - with maximum sales charge	20.25	8.66	7.45
Russell 3000 Index[1]	35.19	15.26	12.83
S&P Target Date 2050 Index	28.68	11.06	9.18
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2050 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2050 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
The Fund’s name and investment strategy changed on September 24, 2018. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$158.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	22
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	27%
MM202912-309770	PAGE 2	TSR-AR-IZDX2

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	92.1%
Fixed Income Funds	7.9%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.57% to 0.52% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IZDX2

MassMutual RetireSMARTSM by JPMorgan 2050 Fund
Class R3 | MMRNX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2050 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$82	0.72%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2050 Index:
• An overweight to U.S. Large Cap Equity, coupled with an underweight to fixed income was the largest contributor to returns
• Of the Fund’s investments in other investment companies, the MM Equity Asset Fund was the largest positive contributor to returns
• Allocation to the MassMutual Blue Chip Growth Fund also added to Fund performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2050 Index:
• Manager selection within international equity was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns
MM202912-309770	PAGE 1	TSR-AR-IZDX5

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R3 - without sales charge	27.13	9.70	7.89
Russell 3000 Index[1]	35.19	15.26	12.83
S&P Target Date 2050 Index	28.68	11.06	9.18
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2050 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2050 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
The Fund’s name and investment strategy changed on September 24, 2018. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$158.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	22
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	27%
MM202912-309770	PAGE 2	TSR-AR-IZDX5

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	92.1%
Fixed Income Funds	7.9%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.57% to 0.52% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IZDX5

MassMutual RetireSMARTSM by JPMorgan 2055 Fund
Class I | MMWZX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2055 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$0	0.00%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2055 Index:
• An overweight to U.S. Large Cap equity, coupled with an underweight to fixed income was the largest contributor to returns
• Of the Fund’s investments in other investment companies, the MM Equity Asset Fund was the largest positive contributor to returns
• Allocation to the MassMutual Blue Chip Growth Fund also added to Fund performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2055 Index:
• Manager selection within international equity was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns
MM202912-309770	PAGE 1	TSR-AR-IYF0I

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class I - without sales charge	28.10	10.51	8.69
Russell 3000 Index[1]	35.19	15.26	12.83
S&P Target Date 2055 Index	28.82	11.14	9.26
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2055 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2055 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
The Fund’s name and investment strategy changed on September 24, 2018. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$70.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	22
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	31%
MM202912-309770	PAGE 2	TSR-AR-IYF0I

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	92.1%
Fixed Income Funds	7.9%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.55% to 0.50% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IYF0I

MassMutual RetireSMARTSM by JPMorgan 2055 Fund
Class R5 | MMWUX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2055 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$11	0.10%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2055 Index:
• An overweight to U.S. Large Cap equity, coupled with an underweight to fixed income was the largest contributor to returns
• Of the Fund’s investments in other investment companies, the MM Equity Asset Fund was the largest positive contributor to returns
• Allocation to the MassMutual Blue Chip Growth Fund also added to Fund performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2055 Index:
• Manager selection within international equity was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns
MM202912-309770	PAGE 1	TSR-AR-IYF0L

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R5 - without sales charge	27.82	10.39	8.56
Russell 3000 Index[1]	35.19	15.26	12.83
S&P Target Date 2055 Index	28.82	11.14	9.26
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2055 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2055 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
The Fund’s name and investment strategy changed on September 24, 2018. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$70.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	22
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	31%
MM202912-309770	PAGE 2	TSR-AR-IYF0L

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	92.1%
Fixed Income Funds	7.9%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.55% to 0.50% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IYF0L

MassMutual RetireSMARTSM by JPMorgan 2055 Fund
Service Class | MMWSX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2055 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$23	0.20%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2055 Index:
• An overweight to U.S. Large Cap equity, coupled with an underweight to fixed income was the largest contributor to returns
• Of the Fund’s investments in other investment companies, the MM Equity Asset Fund was the largest positive contributor to returns
• Allocation to the MassMutual Blue Chip Growth Fund also added to Fund performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2055 Index:
• Manager selection within international equity was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns
MM202912-309770	PAGE 1	TSR-AR-IYF01

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Service Class - without sales charge	27.70	10.27	8.47
Russell 3000 Index[1]	35.19	15.26	12.83
S&P Target Date 2055 Index	28.82	11.14	9.26
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2055 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2055 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
The Fund’s name and investment strategy changed on September 24, 2018. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$70.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	22
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	31%
MM202912-309770	PAGE 2	TSR-AR-IYF01

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	92.1%
Fixed Income Funds	7.9%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.55% to 0.50% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IYF01

MassMutual RetireSMARTSM by JPMorgan 2055 Fund
Administrative Class | MMWYX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2055 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$34	0.30%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2055 Index:
• An overweight to U.S. Large Cap equity, coupled with an underweight to fixed income was the largest contributor to returns
• Of the Fund’s investments in other investment companies, the MM Equity Asset Fund was the largest positive contributor to returns
• Allocation to the MassMutual Blue Chip Growth Fund also added to Fund performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2055 Index:
• Manager selection within international equity was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns
MM202912-309770	PAGE 1	TSR-AR-IYF03

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Administrative Class - without sales charge	27.51	10.16	8.36
Russell 3000 Index[1]	35.19	15.26	12.83
S&P Target Date 2055 Index	28.82	11.14	9.26
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2055 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2055 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
The Fund’s name and investment strategy changed on September 24, 2018. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$70.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	22
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	31%
MM202912-309770	PAGE 2	TSR-AR-IYF03

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	92.1%
Fixed Income Funds	7.9%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.55% to 0.50% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IYF03

MassMutual RetireSMARTSM by JPMorgan 2055 Fund
Class R4 | MMWEX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2055 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$51	0.45%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2055 Index:
• An overweight to U.S. Large Cap equity, coupled with an underweight to fixed income was the largest contributor to returns
• Of the Fund’s investments in other investment companies, the MM Equity Asset Fund was the largest positive contributor to returns
• Allocation to the MassMutual Blue Chip Growth Fund also added to Fund performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2055 Index:
• Manager selection within international equity was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns
MM202912-309770	PAGE 1	TSR-AR-IYF0K

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R4 - without sales charge	27.38	9.99	8.20
Russell 3000 Index[1]	35.19	15.26	12.83
S&P Target Date 2055 Index	28.82	11.14	9.26
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2055 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2055 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
The Fund’s name and investment strategy changed on September 24, 2018. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$70.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	22
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	31%
MM202912-309770	PAGE 2	TSR-AR-IYF0K

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	92.1%
Fixed Income Funds	7.9%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.55% to 0.50% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IYF0K

MassMutual RetireSMARTSM by JPMorgan 2055 Fund
Class A | MMWAX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2055 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$58	0.51%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2055 Index:
• An overweight to U.S. Large Cap equity, coupled with an underweight to fixed income was the largest contributor to returns
• Of the Fund’s investments in other investment companies, the MM Equity Asset Fund was the largest positive contributor to returns
• Allocation to the MassMutual Blue Chip Growth Fund also added to Fund performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2055 Index:
• Manager selection within international equity was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns
MM202912-309770	PAGE 1	TSR-AR-IYF02

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class A - without sales charge	27.44	9.93	8.11
Class A - with maximum sales charge	20.43	8.70	7.50
Russell 3000 Index[1]	35.19	15.26	12.83
S&P Target Date 2055 Index	28.82	11.14	9.26
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2055 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2055 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
The Fund’s name and investment strategy changed on September 24, 2018. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$70.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	22
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	31%
MM202912-309770	PAGE 2	TSR-AR-IYF02

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	92.1%
Fixed Income Funds	7.9%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.55% to 0.50% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IYF02

MassMutual RetireSMARTSM by JPMorgan 2055 Fund
Class R3 | MMWTX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2055 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$79	0.70%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2055 Index:
• An overweight to U.S. Large Cap equity, coupled with an underweight to fixed income was the largest contributor to returns
• Of the Fund’s investments in other investment companies, the MM Equity Asset Fund was the largest positive contributor to returns
• Allocation to the MassMutual Blue Chip Growth Fund also added to Fund performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2055 Index:
• Manager selection within international equity was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns
MM202912-309770	PAGE 1	TSR-AR-IYF0J

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R3 - without sales charge	27.12	9.73	7.94
Russell 3000 Index[1]	35.19	15.26	12.83
S&P Target Date 2055 Index	28.82	11.14	9.26
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2055 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2055 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
The Fund’s name and investment strategy changed on September 24, 2018. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$70.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	22
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	31%
MM202912-309770	PAGE 2	TSR-AR-IYF0J

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	92.1%
Fixed Income Funds	7.9%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.55% to 0.50% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IYF0J

MassMutual RetireSMARTSM by JPMorgan 2060 Fund
Class I | MMWIX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2060 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$0	0.00%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2060 Index:
• An overweight to U.S. Large Cap equity, coupled with an underweight to fixed income was the largest contributor to returns
• Of the Fund’s investments in other investment companies, the MM Equity Asset Fund was the largest positive contributor to returns
• Allocation to the MassMutual Blue Chip Growth Fund also added to Fund performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2060 Index:
• Manager selection within international equity was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns
MM202912-309770	PAGE 1	TSR-AR-IYF5I

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (November 23, 2015 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (11/23/2015)
Class I - without sales charge	28.08	10.49	9.64
Russell 3000 Index[1]	35.19	15.26	13.60
S&P Target Date 2060 Index	28.90	11.18	10.10
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2060 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2060 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
The Fund’s name and investment strategy changed on September 24, 2018. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$28.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	22
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	32%
MM202912-309770	PAGE 2	TSR-AR-IYF5I

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	92.1%
Fixed Income Funds	7.9%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.55% to 0.50% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IYF5I

MassMutual RetireSMARTSM by JPMorgan 2060 Fund
Class R5 | MMWHX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2060 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$11	0.10%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2060 Index:
• An overweight to U.S. Large Cap equity, coupled with an underweight to fixed income was the largest contributor to returns
• Of the Fund’s investments in other investment companies, the MM Equity Asset Fund was the largest positive contributor to returns
• Allocation to the MassMutual Blue Chip Growth Fund also added to Fund performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2060 Index:
• Manager selection within international equity was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns
MM202912-309770	PAGE 1	TSR-AR-IYF5L

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (November 23, 2015 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (11/23/2015)
Class R5 - without sales charge	27.82	10.36	9.51
Russell 3000 Index[1]	35.19	15.26	13.60
S&P Target Date 2060 Index	28.90	11.18	10.10
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2060 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2060 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
The Fund’s name and investment strategy changed on September 24, 2018. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$28.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	22
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	32%
MM202912-309770	PAGE 2	TSR-AR-IYF5L

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	92.1%
Fixed Income Funds	7.9%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.55% to 0.50% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IYF5L

MassMutual RetireSMARTSM by JPMorgan 2060 Fund
Service Class | MMWGX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2060 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$23	0.20%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2060 Index:
• An overweight to U.S. Large Cap equity, coupled with an underweight to fixed income was the largest contributor to returns
• Of the Fund’s investments in other investment companies, the MM Equity Asset Fund was the largest positive contributor to returns
• Allocation to the MassMutual Blue Chip Growth Fund also added to Fund performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2060 Index:
• Manager selection within international equity was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns
MM202912-309770	PAGE 1	TSR-AR-IYF51

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (November 23, 2015 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (11/23/2015)
Service Class - without sales charge	27.62	10.26	9.41
Russell 3000 Index[1]	35.19	15.26	13.60
S&P Target Date 2060 Index	28.90	11.18	10.10
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2060 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2060 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
The Fund’s name and investment strategy changed on September 24, 2018. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$28.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	22
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	32%
MM202912-309770	PAGE 2	TSR-AR-IYF51

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	92.1%
Fixed Income Funds	7.9%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.55% to 0.50% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IYF51

MassMutual RetireSMARTSM by JPMorgan 2060 Fund
Administrative Class | MMWFX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2060 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$34	0.30%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2060 Index:
• An overweight to U.S. Large Cap equity, coupled with an underweight to fixed income was the largest contributor to returns
• Of the Fund’s investments in other investment companies, the MM Equity Asset Fund was the largest positive contributor to returns
• Allocation to the MassMutual Blue Chip Growth Fund also added to Fund performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2060 Index:
• Manager selection within international equity was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns
MM202912-309770	PAGE 1	TSR-AR-IYF53

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (November 23, 2015 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (11/23/2015)
Administrative Class - without sales charge	27.55	10.13	9.30
Russell 3000 Index[1]	35.19	15.26	13.60
S&P Target Date 2060 Index	28.90	11.18	10.10
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2060 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2060 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
The Fund’s name and investment strategy changed on September 24, 2018. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$28.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	22
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	32%
MM202912-309770	PAGE 2	TSR-AR-IYF53

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	92.1%
Fixed Income Funds	7.9%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.55% to 0.50% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IYF53

MassMutual RetireSMARTSM by JPMorgan 2060 Fund
Class R4 | MMWCX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2060 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$51	0.45%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2060 Index:
• An overweight to U.S. Large Cap equity, coupled with an underweight to fixed income was the largest contributor to returns
• Of the Fund’s investments in other investment companies, the MM Equity Asset Fund was the largest positive contributor to returns
• Allocation to the MassMutual Blue Chip Growth Fund also added to Fund performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2060 Index:
• Manager selection within international equity was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns
MM202912-309770	PAGE 1	TSR-AR-IYF5K

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (November 23, 2015 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (11/23/2015)
Class R4 - without sales charge	27.41	9.98	9.14
Russell 3000 Index[1]	35.19	15.26	13.60
S&P Target Date 2060 Index	28.90	11.18	10.10
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2060 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2060 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
The Fund’s name and investment strategy changed on September 24, 2018. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$28.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	22
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	32%
MM202912-309770	PAGE 2	TSR-AR-IYF5K

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	92.1%
Fixed Income Funds	7.9%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.55% to 0.50% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IYF5K

MassMutual RetireSMARTSM by JPMorgan 2060 Fund
Class A | MMWDX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2060 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$58	0.51%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2060 Index:
• An overweight to U.S. Large Cap equity, coupled with an underweight to fixed income was the largest contributor to returns
• Of the Fund’s investments in other investment companies, the MM Equity Asset Fund was the largest positive contributor to returns
• Allocation to the MassMutual Blue Chip Growth Fund also added to Fund performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2060 Index:
• Manager selection within international equity was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns
MM202912-309770	PAGE 1	TSR-AR-IYF52

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (November 23, 2015 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (11/23/2015)
Class A - without sales charge	27.41	9.87	9.03
Class A - with maximum sales charge	20.40	8.63	8.33
Russell 3000 Index[1]	35.19	15.26	13.60
S&P Target Date 2060 Index	28.90	11.18	10.10
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2060 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2060 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
The Fund’s name and investment strategy changed on September 24, 2018. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$28.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	22
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	32%
MM202912-309770	PAGE 2	TSR-AR-IYF52

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	92.1%
Fixed Income Funds	7.9%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.55% to 0.50% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IYF52

MassMutual RetireSMARTSM by JPMorgan 2060 Fund
Class R3 | MMWBX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2060 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$79	0.70%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2060 Index:
• An overweight to U.S. Large Cap equity, coupled with an underweight to fixed income was the largest contributor to returns
• Of the Fund’s investments in other investment companies, the MM Equity Asset Fund was the largest positive contributor to returns
• Allocation to the MassMutual Blue Chip Growth Fund also added to Fund performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2060 Index:
• Manager selection within international equity was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns
MM202912-309770	PAGE 1	TSR-AR-IYF5J

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (November 23, 2015 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (11/23/2015)
Class R3 - without sales charge	27.04	9.70	8.87
Russell 3000 Index[1]	35.19	15.26	13.60
S&P Target Date 2060 Index	28.90	11.18	10.10
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2060 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2060 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
The Fund’s name and investment strategy changed on September 24, 2018. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$28.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	22
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	32%
MM202912-309770	PAGE 2	TSR-AR-IYF5J

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	92.1%
Fixed Income Funds	7.9%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.55% to 0.50% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IYF5J

MassMutual RetireSMARTSM by JPMorgan 2065 Fund
Class I | MMZBX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2065 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$0	0.00%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2065+ Index:
• An overweight to U.S. Large Cap Equity, coupled with an underweight to fixed income was the largest contributor to returns
• Of the Fund’s investments in other investment companies, the MM Equity Asset Fund was the largest positive contributor to returns
• Allocation to the MassMutual Blue Chip Growth Fund also added to Fund performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2065+ Index:
• Manager selection within international equity was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns
MM202912-309770	PAGE 1	TSR-AR-IYW1I

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (February 1, 2023 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	Since Inception (02/01/2023)
Class I - without sales charge	25.05	13.93
Russell 3000 Index[1]	35.19	23.53
S&P Target Date 2065+ Index	29.29	17.49
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2065+ Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2065+ Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$1.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	22
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	44%
MM202912-309770	PAGE 2	TSR-AR-IYW1I

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	92.1%
Fixed Income Funds	7.9%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.55% to 0.50% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IYW1I

MassMutual RetireSMARTSM by JPMorgan 2065 Fund
Class R5 | MMZCX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2065 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$11	0.10%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2065+ Index:
• An overweight to U.S. Large Cap Equity, coupled with an underweight to fixed income was the largest contributor to returns
• Of the Fund’s investments in other investment companies, the MM Equity Asset Fund was the largest positive contributor to returns
• Allocation to the MassMutual Blue Chip Growth Fund also added to Fund performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2065+ Index:
• Manager selection within international equity was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns
MM202912-309770	PAGE 1	TSR-AR-IYW1L

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (February 1, 2023 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	Since Inception (02/01/2023)
Class R5 - without sales charge	24.85	13.82
Russell 3000 Index[1]	35.19	23.53
S&P Target Date 2065+ Index	29.29	17.49
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2065+ Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2065+ Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$1.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	22
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	44%
MM202912-309770	PAGE 2	TSR-AR-IYW1L

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	92.1%
Fixed Income Funds	7.9%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.55% to 0.50% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IYW1L

MassMutual RetireSMARTSM by JPMorgan 2065 Fund
Service Class | MMZDX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2065 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$22	0.20%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2065+ Index:
• An overweight to U.S. Large Cap Equity, coupled with an underweight to fixed income was the largest contributor to returns
• Of the Fund’s investments in other investment companies, the MM Equity Asset Fund was the largest positive contributor to returns
• Allocation to the MassMutual Blue Chip Growth Fund also added to Fund performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2065+ Index:
• Manager selection within international equity was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns
MM202912-309770	PAGE 1	TSR-AR-IYW11

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (February 1, 2023 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	Since Inception (02/01/2023)
Service Class - without sales charge	24.77	13.71
Russell 3000 Index[1]	35.19	23.53
S&P Target Date 2065+ Index	29.29	17.49
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2065+ Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2065+ Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$1.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	22
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	44%
MM202912-309770	PAGE 2	TSR-AR-IYW11

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	92.1%
Fixed Income Funds	7.9%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.55% to 0.50% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IYW11

MassMutual RetireSMARTSM by JPMorgan 2065 Fund
Administrative Class | MMZEX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2065 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$34	0.30%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2065+ Index:
• An overweight to U.S. Large Cap Equity, coupled with an underweight to fixed income was the largest contributor to returns
• Of the Fund’s investments in other investment companies, the MM Equity Asset Fund was the largest positive contributor to returns
• Allocation to the MassMutual Blue Chip Growth Fund also added to Fund performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2065+ Index:
• Manager selection within international equity was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns
MM202912-309770	PAGE 1	TSR-AR-IYW13

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (February 1, 2023 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	Since Inception (02/01/2023)
Administrative Class - without sales charge	24.56	13.59
Russell 3000 Index[1]	35.19	23.53
S&P Target Date 2065+ Index	29.29	17.49
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2065+ Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2065+ Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$1.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	22
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	44%
MM202912-309770	PAGE 2	TSR-AR-IYW13

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	92.1%
Fixed Income Funds	7.9%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.55% to 0.50% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IYW13

MassMutual RetireSMARTSM by JPMorgan 2065 Fund
Class R4 | MMZFX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2065 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$50	0.45%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2065+ Index:
• An overweight to U.S. Large Cap Equity, coupled with an underweight to fixed income was the largest contributor to returns
• Of the Fund’s investments in other investment companies, the MM Equity Asset Fund was the largest positive contributor to returns
• Allocation to the MassMutual Blue Chip Growth Fund also added to Fund performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2065+ Index:
• Manager selection within international equity was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns
MM202912-309770	PAGE 1	TSR-AR-IYW1K

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (February 1, 2023 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	Since Inception (02/01/2023)
Class R4 - without sales charge	24.33	13.40
Russell 3000 Index[1]	35.19	23.53
S&P Target Date 2065+ Index	29.29	17.49
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2065+ Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2065+ Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$1.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	22
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	44%
MM202912-309770	PAGE 2	TSR-AR-IYW1K

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	92.1%
Fixed Income Funds	7.9%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.55% to 0.50% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IYW1K

MassMutual RetireSMARTSM by JPMorgan 2065 Fund
Class A | MMZGX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2065 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$58	0.52%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2065+ Index:
• An overweight to U.S. Large Cap Equity, coupled with an underweight to fixed income was the largest contributor to returns
• Of the Fund’s investments in other investment companies, the MM Equity Asset Fund was the largest positive contributor to returns
• Allocation to the MassMutual Blue Chip Growth Fund also added to Fund performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2065+ Index:
• Manager selection within international equity was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns
MM202912-309770	PAGE 1	TSR-AR-IYW12

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (February 1, 2023 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	Since Inception (02/01/2023)
Class A - without sales charge	24.36	13.34
Class A - with maximum sales charge	17.52	9.55
Russell 3000 Index[1]	35.19	23.53
S&P Target Date 2065+ Index	29.29	17.49
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2065+ Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2065+ Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$1.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	22
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	44%
MM202912-309770	PAGE 2	TSR-AR-IYW12

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	92.1%
Fixed Income Funds	7.9%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.55% to 0.50% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IYW12

MassMutual RetireSMARTSM by JPMorgan 2065 Fund
Class R3 | MMZHX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2065 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$78	0.70%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2065+ Index:
• An overweight to U.S. Large Cap Equity, coupled with an underweight to fixed income was the largest contributor to returns
• Of the Fund’s investments in other investment companies, the MM Equity Asset Fund was the largest positive contributor to returns
• Allocation to the MassMutual Blue Chip Growth Fund also added to Fund performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2065+ Index:
• Manager selection within international equity was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns
MM202912-309770	PAGE 1	TSR-AR-IYW1J

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (February 1, 2023 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	Since Inception (02/01/2023)
Class R3 - without sales charge	24.13	13.15
Russell 3000 Index[1]	35.19	23.53
S&P Target Date 2065+ Index	29.29	17.49
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2065+ Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2065+ Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$1.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	22
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	44%
MM202912-309770	PAGE 2	TSR-AR-IYW1J

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	92.1%
Fixed Income Funds	7.9%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.55% to 0.50% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IYW1J

MassMutual Select T. Rowe Price Retirement Balanced Fund
Class I | MMBVX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement Balanced Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$24	0.22%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date Retirement Income Index:
• Glide path effect, defined as the total level of equity vs fixed income; specifically, higher relative equity exposure during the period contributed to relative performance
• Diversified fixed income allocations, particularly emerging markets bonds and long U.S. treasuries
• An overweight allocation to U.S. large-cap value
Top detractors to the Fund’s performance relative to the S&P Target Date Retirement Income Index:
• Stock selection within the underlying U.S. large-cap growth allocation
• Emerging markets stock allocation
MM202912-309770	PAGE 1	TSR-AR-IZ4PI

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (February 16, 2018 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (02/16/2018)
Class I - without sales charge	17.60	6.04	5.57
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.87
S&P Target Date Retirement Income Index	16.86	4.68	4.74
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P Target Date Retirement Income Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date Retirement Income Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$223.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	14
Total Advisory Fees Paid During the Reporting Period	$1,061,297
Portfolio Turnover Rate	54%
MM202912-309770	PAGE 2	TSR-AR-IZ4PI

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Fixed Income Funds	58.7%
Equity Funds	41.3%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
In May 2024, the Fund transitioned its investments in the MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, MassMutual Select T. Rowe Price Emerging Markets Bond Fund, and MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund to the T. Rowe Price U.S. Treasury Long-Term Index Fund, T. Rowe Price Emerging Markets Bond Fund, and T. Rowe Price Limited Duration Inflation Focused Bond Fund, respectively. The Fund also discontinued its investments in the MM S&P 500® Index Fund, and instead increased its neutral allocation to the MassMutual Select T. Rowe Price Large Cap Blend Fund and began to utilize the T. Rowe Price U.S. Treasury Money Fund rather than the State Street Institutional U.S. Government Money Market Fund for purposes of helping to manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for any tactical allocations to money market securities.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IZ4PI

MassMutual Select T. Rowe Price Retirement Balanced Fund
Class M5 | MMBWX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement Balanced Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M5	$40	0.37%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date Retirement Income Index:
• Glide path effect, defined as the total level of equity vs fixed income; specifically, higher relative equity exposure during the period contributed to relative performance
• Diversified fixed income allocations, particularly emerging markets bonds and long U.S. treasuries
• An overweight allocation to U.S. large-cap value
Top detractors to the Fund’s performance relative to the S&P Target Date Retirement Income Index:
• Stock selection within the underlying U.S. large-cap growth allocation
• Emerging markets stock allocation
MM202912-309770	PAGE 1	TSR-AR-IZ4P5

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (February 16, 2018 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (02/16/2018)
Class M5 - without sales charge	17.39	5.88	5.42
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.87
S&P Target Date Retirement Income Index	16.86	4.68	4.74
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P Target Date Retirement Income Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date Retirement Income Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$223.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	14
Total Advisory Fees Paid During the Reporting Period	$1,061,297
Portfolio Turnover Rate	54%
MM202912-309770	PAGE 2	TSR-AR-IZ4P5

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Fixed Income Funds	58.7%
Equity Funds	41.3%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
In May 2024, the Fund transitioned its investments in the MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, MassMutual Select T. Rowe Price Emerging Markets Bond Fund, and MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund to the T. Rowe Price U.S. Treasury Long-Term Index Fund, T. Rowe Price Emerging Markets Bond Fund, and T. Rowe Price Limited Duration Inflation Focused Bond Fund, respectively. The Fund also discontinued its investments in the MM S&P 500® Index Fund, and instead increased its neutral allocation to the MassMutual Select T. Rowe Price Large Cap Blend Fund and began to utilize the T. Rowe Price U.S. Treasury Money Fund rather than the State Street Institutional U.S. Government Money Market Fund for purposes of helping to manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for any tactical allocations to money market securities.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IZ4P5

MassMutual Select T. Rowe Price Retirement Balanced Fund
Class M4 | MMBYX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement Balanced Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M4	$67	0.62%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date Retirement Income Index:
• Glide path effect, defined as the total level of equity vs fixed income; specifically, higher relative equity exposure during the period contributed to relative performance
• Diversified fixed income allocations, particularly emerging markets bonds and long U.S. treasuries
• An overweight allocation to U.S. large-cap value
Top detractors to the Fund’s performance relative to the S&P Target Date Retirement Income Index:
• Stock selection within the underlying U.S. large-cap growth allocation
• Emerging markets stock allocation
MM202912-309770	PAGE 1	TSR-AR-IZ4P4

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (February 16, 2018 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (02/16/2018)
Class M4 - without sales charge	17.16	5.62	5.15
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.87
S&P Target Date Retirement Income Index	16.86	4.68	4.74
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P Target Date Retirement Income Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date Retirement Income Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$223.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	14
Total Advisory Fees Paid During the Reporting Period	$1,061,297
Portfolio Turnover Rate	54%
MM202912-309770	PAGE 2	TSR-AR-IZ4P4

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Fixed Income Funds	58.7%
Equity Funds	41.3%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
In May 2024, the Fund transitioned its investments in the MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, MassMutual Select T. Rowe Price Emerging Markets Bond Fund, and MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund to the T. Rowe Price U.S. Treasury Long-Term Index Fund, T. Rowe Price Emerging Markets Bond Fund, and T. Rowe Price Limited Duration Inflation Focused Bond Fund, respectively. The Fund also discontinued its investments in the MM S&P 500® Index Fund, and instead increased its neutral allocation to the MassMutual Select T. Rowe Price Large Cap Blend Fund and began to utilize the T. Rowe Price U.S. Treasury Money Fund rather than the State Street Institutional U.S. Government Money Market Fund for purposes of helping to manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for any tactical allocations to money market securities.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IZ4P4

MassMutual Select T. Rowe Price Retirement Balanced Fund
Class M3 | MMBZX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement Balanced Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M3	$94	0.87%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date Retirement Income Index:
• Glide path effect, defined as the total level of equity vs fixed income; specifically, higher relative equity exposure during the period contributed to relative performance
• Diversified fixed income allocations, particularly emerging markets bonds and long U.S. treasuries
• An overweight allocation to U.S. large-cap value
Top detractors to the Fund’s performance relative to the S&P Target Date Retirement Income Index:
• Stock selection within the underlying U.S. large-cap growth allocation
• Emerging markets stock allocation
MM202912-309770	PAGE 1	TSR-AR-IZ4P3

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (February 16, 2018 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (02/16/2018)
Class M3 - without sales charge	16.88	5.33	4.88
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.87
S&P Target Date Retirement Income Index	16.86	4.68	4.74
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P Target Date Retirement Income Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date Retirement Income Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$223.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	14
Total Advisory Fees Paid During the Reporting Period	$1,061,297
Portfolio Turnover Rate	54%
MM202912-309770	PAGE 2	TSR-AR-IZ4P3

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Fixed Income Funds	58.7%
Equity Funds	41.3%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
In May 2024, the Fund transitioned its investments in the MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, MassMutual Select T. Rowe Price Emerging Markets Bond Fund, and MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund to the T. Rowe Price U.S. Treasury Long-Term Index Fund, T. Rowe Price Emerging Markets Bond Fund, and T. Rowe Price Limited Duration Inflation Focused Bond Fund, respectively. The Fund also discontinued its investments in the MM S&P 500® Index Fund, and instead increased its neutral allocation to the MassMutual Select T. Rowe Price Large Cap Blend Fund and began to utilize the T. Rowe Price U.S. Treasury Money Fund rather than the State Street Institutional U.S. Government Money Market Fund for purposes of helping to manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for any tactical allocations to money market securities.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IZ4P3

MassMutual Select T. Rowe Price Retirement 2005 Fund
Class I | MMFBX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2005 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$25	0.23%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date Retirement Income Index:
• Glide path effect, defined as the total level of equity vs fixed income; specifically, higher relative equity exposure during the period contributed to relative performance
• Diversified fixed income allocations, particularly emerging markets bonds and long U.S. treasuries
• An overweight allocation to U.S. large-cap value
Top detractors to the Fund’s performance relative to the S&P Target Date Retirement Income Index:
• Stock selection within the underlying U.S. large-cap growth allocation
• Emerging markets stock allocation
MM202912-309770	PAGE 1	TSR-AR-IZ4AI

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (February 16, 2018 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (02/16/2018)
Class I - without sales charge	18.15	5.89	5.53
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.87
S&P Target Date Retirement Income Index	16.86	4.68	4.74
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P Target Date Retirement Income Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date Retirement Income Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$17.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	14
Total Advisory Fees Paid During the Reporting Period	$90,361
Portfolio Turnover Rate	75%
MM202912-309770	PAGE 2	TSR-AR-IZ4AI

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Fixed Income Funds	57.0%
Equity Funds	43.0%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
In May 2024, the Fund transitioned its investments in the MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, MassMutual Select T. Rowe Price Emerging Markets Bond Fund, and MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund to the T. Rowe Price U.S. Treasury Long-Term Index Fund, T. Rowe Price Emerging Markets Bond Fund, and T. Rowe Price Limited Duration Inflation Focused Bond Fund, respectively. The Fund also discontinued its investments in the MM S&P 500® Index Fund, and instead increased its neutral allocation to the MassMutual Select T. Rowe Price Large Cap Blend Fund and began to utilize the T. Rowe Price U.S. Treasury Money Fund rather than the State Street Institutional U.S. Government Money Market Fund for purposes of helping to manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for any tactical allocations to money market securities.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IZ4AI

MassMutual Select T. Rowe Price Retirement 2005 Fund
Class M5 | MMFDX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2005 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M5	$41	0.38%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date Retirement Income Index:
• Glide path effect, defined as the total level of equity vs fixed income; specifically, higher relative equity exposure during the period contributed to relative performance
• Diversified fixed income allocations, particularly emerging markets bonds and long U.S. treasuries
• An overweight allocation to U.S. large-cap value
Top detractors to the Fund’s performance relative to the S&P Target Date Retirement Income Index:
• Stock selection within the underlying U.S. large-cap growth allocation
• Emerging markets stock allocation
MM202912-309770	PAGE 1	TSR-AR-IZ4A5

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (February 16, 2018 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (02/16/2018)
Class M5 - without sales charge	17.98	5.73	5.37
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.87
S&P Target Date Retirement Income Index	16.86	4.68	4.74
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P Target Date Retirement Income Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date Retirement Income Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$17.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	14
Total Advisory Fees Paid During the Reporting Period	$90,361
Portfolio Turnover Rate	75%
MM202912-309770	PAGE 2	TSR-AR-IZ4A5

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Fixed Income Funds	57.0%
Equity Funds	43.0%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
In May 2024, the Fund transitioned its investments in the MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, MassMutual Select T. Rowe Price Emerging Markets Bond Fund, and MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund to the T. Rowe Price U.S. Treasury Long-Term Index Fund, T. Rowe Price Emerging Markets Bond Fund, and T. Rowe Price Limited Duration Inflation Focused Bond Fund, respectively. The Fund also discontinued its investments in the MM S&P 500® Index Fund, and instead increased its neutral allocation to the MassMutual Select T. Rowe Price Large Cap Blend Fund and began to utilize the T. Rowe Price U.S. Treasury Money Fund rather than the State Street Institutional U.S. Government Money Market Fund for purposes of helping to manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for any tactical allocations to money market securities.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IZ4A5

MassMutual Select T. Rowe Price Retirement 2005 Fund
Class M4 | MMFEX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2005 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M4	$69	0.63%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date Retirement Income Index:
• Glide path effect, defined as the total level of equity vs fixed income; specifically, higher relative equity exposure during the period contributed to relative performance
• Diversified fixed income allocations, particularly emerging markets bonds and long U.S. treasuries
• An overweight allocation to U.S. large-cap value
Top detractors to the Fund’s performance relative to the S&P Target Date Retirement Income Index:
• Stock selection within the underlying U.S. large-cap growth allocation
• Emerging markets stock allocation
MM202912-309770	PAGE 1	TSR-AR-IZ4A4

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (February 16, 2018 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (02/16/2018)
Class M4 - without sales charge	17.61	5.45	5.10
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.87
S&P Target Date Retirement Income Index	16.86	4.68	4.74
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P Target Date Retirement Income Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date Retirement Income Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$17.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	14
Total Advisory Fees Paid During the Reporting Period	$90,361
Portfolio Turnover Rate	75%
MM202912-309770	PAGE 2	TSR-AR-IZ4A4

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Fixed Income Funds	57.0%
Equity Funds	43.0%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
In May 2024, the Fund transitioned its investments in the MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, MassMutual Select T. Rowe Price Emerging Markets Bond Fund, and MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund to the T. Rowe Price U.S. Treasury Long-Term Index Fund, T. Rowe Price Emerging Markets Bond Fund, and T. Rowe Price Limited Duration Inflation Focused Bond Fund, respectively. The Fund also discontinued its investments in the MM S&P 500® Index Fund, and instead increased its neutral allocation to the MassMutual Select T. Rowe Price Large Cap Blend Fund and began to utilize the T. Rowe Price U.S. Treasury Money Fund rather than the State Street Institutional U.S. Government Money Market Fund for purposes of helping to manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for any tactical allocations to money market securities.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IZ4A4

MassMutual Select T. Rowe Price Retirement 2005 Fund
Class M3 | MMFGX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2005 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M3	$96	0.88%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date Retirement Income Index:
• Glide path effect, defined as the total level of equity vs fixed income; specifically, higher relative equity exposure during the period contributed to relative performance
• Diversified fixed income allocations, particularly emerging markets bonds and long U.S. treasuries
• An overweight allocation to U.S. large-cap value
Top detractors to the Fund’s performance relative to the S&P Target Date Retirement Income Index:
• Stock selection within the underlying U.S. large-cap growth allocation
• Emerging markets stock allocation
MM202912-309770	PAGE 1	TSR-AR-IZ4A3

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (February 16, 2018 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (02/16/2018)
Class M3 - without sales charge	17.45	5.21	4.85
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.87
S&P Target Date Retirement Income Index	16.86	4.68	4.74
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P Target Date Retirement Income Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date Retirement Income Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$17.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	14
Total Advisory Fees Paid During the Reporting Period	$90,361
Portfolio Turnover Rate	75%
MM202912-309770	PAGE 2	TSR-AR-IZ4A3

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Fixed Income Funds	57.0%
Equity Funds	43.0%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
In May 2024, the Fund transitioned its investments in the MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, MassMutual Select T. Rowe Price Emerging Markets Bond Fund, and MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund to the T. Rowe Price U.S. Treasury Long-Term Index Fund, T. Rowe Price Emerging Markets Bond Fund, and T. Rowe Price Limited Duration Inflation Focused Bond Fund, respectively. The Fund also discontinued its investments in the MM S&P 500® Index Fund, and instead increased its neutral allocation to the MassMutual Select T. Rowe Price Large Cap Blend Fund and began to utilize the T. Rowe Price U.S. Treasury Money Fund rather than the State Street Institutional U.S. Government Money Market Fund for purposes of helping to manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for any tactical allocations to money market securities.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IZ4A3

MassMutual Select T. Rowe Price Retirement 2010 Fund
Class I | MMXBX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2010 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$25	0.23%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2010 Index:
• Glide path effect, defined as the total level of equity vs fixed income; specifically, higher relative equity exposure during the period contributed to relative performance
• Diversified fixed income allocations, particularly emerging markets bonds and long U.S. treasuries
• An overweight allocation to U.S. large-cap value
Top detractors to the Fund’s performance relative to the S&P Target Date 2010 Index:
• Stock selection within the underlying U.S. large-cap growth allocation
• Emerging markets stock allocation
MM202912-309770	PAGE 1	TSR-AR-IZ4BI

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (February 16, 2018 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (02/16/2018)
Class I - without sales charge	18.91	6.32	5.85
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.87
S&P Target Date 2010 Index	17.12	5.31	5.21
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P Target Date 2010 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2010 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$89.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	14
Total Advisory Fees Paid During the Reporting Period	$455,522
Portfolio Turnover Rate	51%
MM202912-309770	PAGE 2	TSR-AR-IZ4BI

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Fixed Income Funds	53.2%
Equity Funds	46.8%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
In May 2024, the Fund transitioned its investments in the MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, MassMutual Select T. Rowe Price Emerging Markets Bond Fund, and MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund to the T. Rowe Price U.S. Treasury Long-Term Index Fund, T. Rowe Price Emerging Markets Bond Fund, and T. Rowe Price Limited Duration Inflation Focused Bond Fund, respectively. The Fund also discontinued its investments in the MM S&P 500® Index Fund, and instead increased its neutral allocation to the MassMutual Select T. Rowe Price Large Cap Blend Fund and began to utilize the T. Rowe Price U.S. Treasury Money Fund rather than the State Street Institutional U.S. Government Money Market Fund for purposes of helping to manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for any tactical allocations to money market securities.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IZ4BI

MassMutual Select T. Rowe Price Retirement 2010 Fund
Class M5 | MMXCX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2010 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M5	$42	0.38%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2010 Index:
• Glide path effect, defined as the total level of equity vs fixed income; specifically, higher relative equity exposure during the period contributed to relative performance
• Diversified fixed income allocations, particularly emerging markets bonds and long U.S. treasuries
• An overweight allocation to U.S. large-cap value
Top detractors to the Fund’s performance relative to the S&P Target Date 2010 Index:
• Stock selection within the underlying U.S. large-cap growth allocation
• Emerging markets stock allocation
MM202912-309770	PAGE 1	TSR-AR-IZ4B5

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (February 16, 2018 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (02/16/2018)
Class M5 - without sales charge	18.73	6.16	5.70
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.87
S&P Target Date 2010 Index	17.12	5.31	5.21
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P Target Date 2010 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2010 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$89.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	14
Total Advisory Fees Paid During the Reporting Period	$455,522
Portfolio Turnover Rate	51%
MM202912-309770	PAGE 2	TSR-AR-IZ4B5

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Fixed Income Funds	53.2%
Equity Funds	46.8%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
In May 2024, the Fund transitioned its investments in the MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, MassMutual Select T. Rowe Price Emerging Markets Bond Fund, and MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund to the T. Rowe Price U.S. Treasury Long-Term Index Fund, T. Rowe Price Emerging Markets Bond Fund, and T. Rowe Price Limited Duration Inflation Focused Bond Fund, respectively. The Fund also discontinued its investments in the MM S&P 500® Index Fund, and instead increased its neutral allocation to the MassMutual Select T. Rowe Price Large Cap Blend Fund and began to utilize the T. Rowe Price U.S. Treasury Money Fund rather than the State Street Institutional U.S. Government Money Market Fund for purposes of helping to manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for any tactical allocations to money market securities.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IZ4B5

MassMutual Select T. Rowe Price Retirement 2010 Fund
Class M4 | MMXDX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2010 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M4	$69	0.63%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2010 Index:
• Glide path effect, defined as the total level of equity vs fixed income; specifically, higher relative equity exposure during the period contributed to relative performance
• Diversified fixed income allocations, particularly emerging markets bonds and long U.S. treasuries
• An overweight allocation to U.S. large-cap value
Top detractors to the Fund’s performance relative to the S&P Target Date 2010 Index:
• Stock selection within the underlying U.S. large-cap growth allocation
• Emerging markets stock allocation
MM202912-309770	PAGE 1	TSR-AR-IZ4B4

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (February 16, 2018 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (02/16/2018)
Class M4 - without sales charge	18.33	5.89	5.43
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.87
S&P Target Date 2010 Index	17.12	5.31	5.21
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P Target Date 2010 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2010 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$89.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	14
Total Advisory Fees Paid During the Reporting Period	$455,522
Portfolio Turnover Rate	51%
MM202912-309770	PAGE 2	TSR-AR-IZ4B4

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Fixed Income Funds	53.2%
Equity Funds	46.8%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
In May 2024, the Fund transitioned its investments in the MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, MassMutual Select T. Rowe Price Emerging Markets Bond Fund, and MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund to the T. Rowe Price U.S. Treasury Long-Term Index Fund, T. Rowe Price Emerging Markets Bond Fund, and T. Rowe Price Limited Duration Inflation Focused Bond Fund, respectively. The Fund also discontinued its investments in the MM S&P 500® Index Fund, and instead increased its neutral allocation to the MassMutual Select T. Rowe Price Large Cap Blend Fund and began to utilize the T. Rowe Price U.S. Treasury Money Fund rather than the State Street Institutional U.S. Government Money Market Fund for purposes of helping to manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for any tactical allocations to money market securities.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IZ4B4

MassMutual Select T. Rowe Price Retirement 2010 Fund
Class M3 | MMXEX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2010 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M3	$96	0.88%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2010 Index:
• Glide path effect, defined as the total level of equity vs fixed income; specifically, higher relative equity exposure during the period contributed to relative performance
• Diversified fixed income allocations, particularly emerging markets bonds and long U.S. treasuries
• An overweight allocation to U.S. large-cap value
Top detractors to the Fund’s performance relative to the S&P Target Date 2010 Index:
• Stock selection within the underlying U.S. large-cap growth allocation
• Emerging markets stock allocation
MM202912-309770	PAGE 1	TSR-AR-IZ4B3

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (February 16, 2018 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (02/16/2018)
Class M3 - without sales charge	18.10	5.63	5.17
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.87
S&P Target Date 2010 Index	17.12	5.31	5.21
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P Target Date 2010 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2010 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$89.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	14
Total Advisory Fees Paid During the Reporting Period	$455,522
Portfolio Turnover Rate	51%
MM202912-309770	PAGE 2	TSR-AR-IZ4B3

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Fixed Income Funds	53.2%
Equity Funds	46.8%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
In May 2024, the Fund transitioned its investments in the MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, MassMutual Select T. Rowe Price Emerging Markets Bond Fund, and MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund to the T. Rowe Price U.S. Treasury Long-Term Index Fund, T. Rowe Price Emerging Markets Bond Fund, and T. Rowe Price Limited Duration Inflation Focused Bond Fund, respectively. The Fund also discontinued its investments in the MM S&P 500® Index Fund, and instead increased its neutral allocation to the MassMutual Select T. Rowe Price Large Cap Blend Fund and began to utilize the T. Rowe Price U.S. Treasury Money Fund rather than the State Street Institutional U.S. Government Money Market Fund for purposes of helping to manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for any tactical allocations to money market securities.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IZ4B3

MassMutual Select T. Rowe Price Retirement 2015 Fund
Class I | MMFHX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2015 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$27	0.25%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2015 Index:
• Glide path effect, defined as the total level of equity vs fixed income; specifically, higher relative equity exposure during the period contributed to relative performance
• Diversified fixed income allocations, particularly emerging markets bonds and long U.S. treasuries
• An overweight allocation to U.S. large-cap value
Top detractors to the Fund’s performance relative to the S&P Target Date 2015 Index:
• Stock selection within the underlying U.S. large-cap growth allocation
• Emerging markets stock allocation
MM202912-309770	PAGE 1	TSR-AR-IZ4DI

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (February 16, 2018 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (02/16/2018)
Class I - without sales charge	19.48	6.78	6.16
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.87
S&P Target Date 2015 Index	17.79	5.75	5.54
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P Target Date 2015 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2015 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$99.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	14
Total Advisory Fees Paid During the Reporting Period	$522,065
Portfolio Turnover Rate	52%
MM202912-309770	PAGE 2	TSR-AR-IZ4DI

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Fixed Income Funds	50.3%
Equity Funds	49.7%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
In May 2024, the Fund transitioned its investments in the MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, MassMutual Select T. Rowe Price Emerging Markets Bond Fund, and MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund to the T. Rowe Price U.S. Treasury Long-Term Index Fund, T. Rowe Price Emerging Markets Bond Fund, and T. Rowe Price Limited Duration Inflation Focused Bond Fund, respectively. The Fund also discontinued its investments in the MM S&P 500® Index Fund, and instead increased its neutral allocation to the MassMutual Select T. Rowe Price Large Cap Blend Fund and began to utilize the T. Rowe Price U.S. Treasury Money Fund rather than the State Street Institutional U.S. Government Money Market Fund for purposes of helping to manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for any tactical allocations to money market securities.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IZ4DI

MassMutual Select T. Rowe Price Retirement 2015 Fund
Class M5 | MMFJX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2015 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M5	$44	0.40%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2015 Index:
• Glide path effect, defined as the total level of equity vs fixed income; specifically, higher relative equity exposure during the period contributed to relative performance
• Diversified fixed income allocations, particularly emerging markets bonds and long U.S. treasuries
• An overweight allocation to U.S. large-cap value
Top detractors to the Fund’s performance relative to the S&P Target Date 2015 Index:
• Stock selection within the underlying U.S. large-cap growth allocation
• Emerging markets stock allocation
MM202912-309770	PAGE 1	TSR-AR-IZ4D5

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (February 16, 2018 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (02/16/2018)
Class M5 - without sales charge	19.35	6.61	6.00
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.87
S&P Target Date 2015 Index	17.79	5.75	5.54
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P Target Date 2015 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2015 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$99.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	14
Total Advisory Fees Paid During the Reporting Period	$522,065
Portfolio Turnover Rate	52%
MM202912-309770	PAGE 2	TSR-AR-IZ4D5

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Fixed Income Funds	50.3%
Equity Funds	49.7%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
In May 2024, the Fund transitioned its investments in the MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, MassMutual Select T. Rowe Price Emerging Markets Bond Fund, and MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund to the T. Rowe Price U.S. Treasury Long-Term Index Fund, T. Rowe Price Emerging Markets Bond Fund, and T. Rowe Price Limited Duration Inflation Focused Bond Fund, respectively. The Fund also discontinued its investments in the MM S&P 500® Index Fund, and instead increased its neutral allocation to the MassMutual Select T. Rowe Price Large Cap Blend Fund and began to utilize the T. Rowe Price U.S. Treasury Money Fund rather than the State Street Institutional U.S. Government Money Market Fund for purposes of helping to manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for any tactical allocations to money market securities.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IZ4D5

MassMutual Select T. Rowe Price Retirement 2015 Fund
Class M4 | MMFKX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2015 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M4	$71	0.65%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2015 Index:
• Glide path effect, defined as the total level of equity vs fixed income; specifically, higher relative equity exposure during the period contributed to relative performance
• Diversified fixed income allocations, particularly emerging markets bonds and long U.S. treasuries
• An overweight allocation to U.S. large-cap value
Top detractors to the Fund’s performance relative to the S&P Target Date 2015 Index:
• Stock selection within the underlying U.S. large-cap growth allocation
• Emerging markets stock allocation
MM202912-309770	PAGE 1	TSR-AR-IZ4D4

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (February 16, 2018 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (02/16/2018)
Class M4 - without sales charge	18.94	6.34	5.73
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.87
S&P Target Date 2015 Index	17.79	5.75	5.54
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P Target Date 2015 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2015 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$99.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	14
Total Advisory Fees Paid During the Reporting Period	$522,065
Portfolio Turnover Rate	52%
MM202912-309770	PAGE 2	TSR-AR-IZ4D4

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Fixed Income Funds	50.3%
Equity Funds	49.7%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
In May 2024, the Fund transitioned its investments in the MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, MassMutual Select T. Rowe Price Emerging Markets Bond Fund, and MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund to the T. Rowe Price U.S. Treasury Long-Term Index Fund, T. Rowe Price Emerging Markets Bond Fund, and T. Rowe Price Limited Duration Inflation Focused Bond Fund, respectively. The Fund also discontinued its investments in the MM S&P 500® Index Fund, and instead increased its neutral allocation to the MassMutual Select T. Rowe Price Large Cap Blend Fund and began to utilize the T. Rowe Price U.S. Treasury Money Fund rather than the State Street Institutional U.S. Government Money Market Fund for purposes of helping to manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for any tactical allocations to money market securities.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IZ4D4

MassMutual Select T. Rowe Price Retirement 2015 Fund
Class M3 | MMFLX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2015 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M3	$98	0.90%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2015 Index:
• Glide path effect, defined as the total level of equity vs fixed income; specifically, higher relative equity exposure during the period contributed to relative performance
• Diversified fixed income allocations, particularly emerging markets bonds and long U.S. treasuries
• An overweight allocation to U.S. large-cap value
Top detractors to the Fund’s performance relative to the S&P Target Date 2015 Index:
• Stock selection within the underlying U.S. large-cap growth allocation
• Emerging markets stock allocation
MM202912-309770	PAGE 1	TSR-AR-IZ4D3

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (February 16, 2018 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (02/16/2018)
Class M3 - without sales charge	18.75	6.08	5.47
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.87
S&P Target Date 2015 Index	17.79	5.75	5.54
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P Target Date 2015 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2015 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$99.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	14
Total Advisory Fees Paid During the Reporting Period	$522,065
Portfolio Turnover Rate	52%
MM202912-309770	PAGE 2	TSR-AR-IZ4D3

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Fixed Income Funds	50.3%
Equity Funds	49.7%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
In May 2024, the Fund transitioned its investments in the MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, MassMutual Select T. Rowe Price Emerging Markets Bond Fund, and MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund to the T. Rowe Price U.S. Treasury Long-Term Index Fund, T. Rowe Price Emerging Markets Bond Fund, and T. Rowe Price Limited Duration Inflation Focused Bond Fund, respectively. The Fund also discontinued its investments in the MM S&P 500® Index Fund, and instead increased its neutral allocation to the MassMutual Select T. Rowe Price Large Cap Blend Fund and began to utilize the T. Rowe Price U.S. Treasury Money Fund rather than the State Street Institutional U.S. Government Money Market Fund for purposes of helping to manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for any tactical allocations to money market securities.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IZ4D3

MassMutual Select T. Rowe Price Retirement 2020 Fund
Class I | MMTWX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2020 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$30	0.27%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2020 Index:
• Glide path effect, defined as the total level of equity vs fixed income; specifically, higher relative equity exposure during the period contributed to relative performance
• Diversified fixed income allocations, particularly emerging markets bonds and long U.S. treasuries
• An overweight allocation to U.S. large-cap value
Top detractors to the Fund’s performance relative to the S&P Target Date 2020 Index:
• Stock selection within the underlying U.S. large-cap growth allocation
• Emerging markets stock allocation
MM202912-309770	PAGE 1	TSR-AR-IZ4EI

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (February 16, 2018 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (02/16/2018)
Class I - without sales charge	20.11	7.27	6.49
Russell 3000 Index[1]	35.19	15.26	13.36
S&P Target Date 2020 Index	19.05	6.16	5.83
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2020 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2020 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$362.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	14
Total Advisory Fees Paid During the Reporting Period	$2,390,261
Portfolio Turnover Rate	47%
MM202912-309770	PAGE 2	TSR-AR-IZ4EI

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	52.8%
Fixed Income Funds	47.2%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
In May 2024, the Fund transitioned its investments in the MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, MassMutual Select T. Rowe Price Emerging Markets Bond Fund, and MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund to the T. Rowe Price U.S. Treasury Long-Term Index Fund, T. Rowe Price Emerging Markets Bond Fund, and T. Rowe Price Limited Duration Inflation Focused Bond Fund, respectively. The Fund also discontinued its investments in the MM S&P 500® Index Fund, and instead increased its neutral allocation to the MassMutual Select T. Rowe Price Large Cap Blend Fund and began to utilize the T. Rowe Price U.S. Treasury Money Fund rather than the State Street Institutional U.S. Government Money Market Fund for purposes of helping to manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for any tactical allocations to money market securities.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IZ4EI

MassMutual Select T. Rowe Price Retirement 2020 Fund
Class M5 | MMTTX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2020 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M5	$47	0.43%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2020 Index:
• Glide path effect, defined as the total level of equity vs fixed income; specifically, higher relative equity exposure during the period contributed to relative performance
• Diversified fixed income allocations, particularly emerging markets bonds and long U.S. treasuries
• An overweight allocation to U.S. large-cap value
Top detractors to the Fund’s performance relative to the S&P Target Date 2020 Index:
• Stock selection within the underlying U.S. large-cap growth allocation
• Emerging markets stock allocation
MM202912-309770	PAGE 1	TSR-AR-IZ4E5

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (February 16, 2018 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (02/16/2018)
Class M5 - without sales charge	19.87	7.10	6.33
Russell 3000 Index[1]	35.19	15.26	13.36
S&P Target Date 2020 Index	19.05	6.16	5.83
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2020 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2020 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$362.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	14
Total Advisory Fees Paid During the Reporting Period	$2,390,261
Portfolio Turnover Rate	47%
MM202912-309770	PAGE 2	TSR-AR-IZ4E5

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	52.8%
Fixed Income Funds	47.2%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
In May 2024, the Fund transitioned its investments in the MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, MassMutual Select T. Rowe Price Emerging Markets Bond Fund, and MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund to the T. Rowe Price U.S. Treasury Long-Term Index Fund, T. Rowe Price Emerging Markets Bond Fund, and T. Rowe Price Limited Duration Inflation Focused Bond Fund, respectively. The Fund also discontinued its investments in the MM S&P 500® Index Fund, and instead increased its neutral allocation to the MassMutual Select T. Rowe Price Large Cap Blend Fund and began to utilize the T. Rowe Price U.S. Treasury Money Fund rather than the State Street Institutional U.S. Government Money Market Fund for purposes of helping to manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for any tactical allocations to money market securities.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IZ4E5

MassMutual Select T. Rowe Price Retirement 2020 Fund
Class M4 | MMTUX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2020 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M4	$75	0.68%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2020 Index:
• Glide path effect, defined as the total level of equity vs fixed income; specifically, higher relative equity exposure during the period contributed to relative performance
• Diversified fixed income allocations, particularly emerging markets bonds and long U.S. treasuries
• An overweight allocation to U.S. large-cap value
Top detractors to the Fund’s performance relative to the S&P Target Date 2020 Index:
• Stock selection within the underlying U.S. large-cap growth allocation
• Emerging markets stock allocation
MM202912-309770	PAGE 1	TSR-AR-IZ4E4

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (February 16, 2018 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (02/16/2018)
Class M4 - without sales charge	19.68	6.83	6.06
Russell 3000 Index[1]	35.19	15.26	13.36
S&P Target Date 2020 Index	19.05	6.16	5.83
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2020 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2020 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$362.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	14
Total Advisory Fees Paid During the Reporting Period	$2,390,261
Portfolio Turnover Rate	47%
MM202912-309770	PAGE 2	TSR-AR-IZ4E4

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	52.8%
Fixed Income Funds	47.2%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
In May 2024, the Fund transitioned its investments in the MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, MassMutual Select T. Rowe Price Emerging Markets Bond Fund, and MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund to the T. Rowe Price U.S. Treasury Long-Term Index Fund, T. Rowe Price Emerging Markets Bond Fund, and T. Rowe Price Limited Duration Inflation Focused Bond Fund, respectively. The Fund also discontinued its investments in the MM S&P 500® Index Fund, and instead increased its neutral allocation to the MassMutual Select T. Rowe Price Large Cap Blend Fund and began to utilize the T. Rowe Price U.S. Treasury Money Fund rather than the State Street Institutional U.S. Government Money Market Fund for purposes of helping to manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for any tactical allocations to money market securities.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IZ4E4

MassMutual Select T. Rowe Price Retirement 2020 Fund
Class M3 | MMTVX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2020 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M3	$102	0.93%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2020 Index:
• Glide path effect, defined as the total level of equity vs fixed income; specifically, higher relative equity exposure during the period contributed to relative performance
• Diversified fixed income allocations, particularly emerging markets bonds and long U.S. treasuries
• An overweight allocation to U.S. large-cap value
Top detractors to the Fund’s performance relative to the S&P Target Date 2020 Index:
• Stock selection within the underlying U.S. large-cap growth allocation
• Emerging markets stock allocation
MM202912-309770	PAGE 1	TSR-AR-IZ4E3

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (February 16, 2018 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (02/16/2018)
Class M3 - without sales charge	19.32	6.56	5.79
Russell 3000 Index[1]	35.19	15.26	13.36
S&P Target Date 2020 Index	19.05	6.16	5.83
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2020 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2020 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$362.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	14
Total Advisory Fees Paid During the Reporting Period	$2,390,261
Portfolio Turnover Rate	47%
MM202912-309770	PAGE 2	TSR-AR-IZ4E3

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	52.8%
Fixed Income Funds	47.2%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
In May 2024, the Fund transitioned its investments in the MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, MassMutual Select T. Rowe Price Emerging Markets Bond Fund, and MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund to the T. Rowe Price U.S. Treasury Long-Term Index Fund, T. Rowe Price Emerging Markets Bond Fund, and T. Rowe Price Limited Duration Inflation Focused Bond Fund, respectively. The Fund also discontinued its investments in the MM S&P 500® Index Fund, and instead increased its neutral allocation to the MassMutual Select T. Rowe Price Large Cap Blend Fund and began to utilize the T. Rowe Price U.S. Treasury Money Fund rather than the State Street Institutional U.S. Government Money Market Fund for purposes of helping to manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for any tactical allocations to money market securities.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IZ4E3

MassMutual Select T. Rowe Price Retirement 2025 Fund
Class I | MMTFX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2025 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$33	0.30%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2025 Index:
• Glide path effect, defined as the total level of equity vs fixed income; specifically, higher relative equity exposure during the period contributed to relative performance
• Diversified fixed income allocations, particularly emerging markets bonds and long U.S. treasuries
• An overweight allocation to U.S. large-cap value
Top detractors to the Fund’s performance relative to the S&P Target Date 2025 Index:
• Stock selection within the underlying U.S. large-cap growth allocation
• Emerging markets stock allocation
MM202912-309770	PAGE 1	TSR-AR-IZ4GI

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (February 16, 2018 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (02/16/2018)
Class I - without sales charge	21.30	8.00	7.00
Russell 3000 Index[1]	35.19	15.26	13.36
S&P Target Date 2025 Index	19.81	7.01	6.44
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2025 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2025 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$414.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	14
Total Advisory Fees Paid During the Reporting Period	$2,595,579
Portfolio Turnover Rate	47%
MM202912-309770	PAGE 2	TSR-AR-IZ4GI

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	57.8%
Fixed Income Funds	42.2%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
In May 2024, the Fund transitioned its investments in the MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, MassMutual Select T. Rowe Price Emerging Markets Bond Fund, and MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund to the T. Rowe Price U.S. Treasury Long-Term Index Fund, T. Rowe Price Emerging Markets Bond Fund, and T. Rowe Price Limited Duration Inflation Focused Bond Fund, respectively. The Fund also discontinued its investments in the MM S&P 500® Index Fund, and instead increased its neutral allocation to the MassMutual Select T. Rowe Price Large Cap Blend Fund and began to utilize the T. Rowe Price U.S. Treasury Money Fund rather than the State Street Institutional U.S. Government Money Market Fund for purposes of helping to manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for any tactical allocations to money market securities.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IZ4GI

MassMutual Select T. Rowe Price Retirement 2025 Fund
Class M5 | MMTGX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2025 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M5	$51	0.46%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2025 Index:
• Glide path effect, defined as the total level of equity vs fixed income; specifically, higher relative equity exposure during the period contributed to relative performance
• Diversified fixed income allocations, particularly emerging markets bonds and long U.S. treasuries
• An overweight allocation to U.S. large-cap value
Top detractors to the Fund’s performance relative to the S&P Target Date 2025 Index:
• Stock selection within the underlying U.S. large-cap growth allocation
• Emerging markets stock allocation
MM202912-309770	PAGE 1	TSR-AR-IZ4G5

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (February 16, 2018 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (02/16/2018)
Class M5 - without sales charge	21.07	7.82	6.83
Russell 3000 Index[1]	35.19	15.26	13.36
S&P Target Date 2025 Index	19.81	7.01	6.44
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2025 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2025 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$414.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	14
Total Advisory Fees Paid During the Reporting Period	$2,595,579
Portfolio Turnover Rate	47%
MM202912-309770	PAGE 2	TSR-AR-IZ4G5

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	57.8%
Fixed Income Funds	42.2%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
In May 2024, the Fund transitioned its investments in the MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, MassMutual Select T. Rowe Price Emerging Markets Bond Fund, and MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund to the T. Rowe Price U.S. Treasury Long-Term Index Fund, T. Rowe Price Emerging Markets Bond Fund, and T. Rowe Price Limited Duration Inflation Focused Bond Fund, respectively. The Fund also discontinued its investments in the MM S&P 500® Index Fund, and instead increased its neutral allocation to the MassMutual Select T. Rowe Price Large Cap Blend Fund and began to utilize the T. Rowe Price U.S. Treasury Money Fund rather than the State Street Institutional U.S. Government Money Market Fund for purposes of helping to manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for any tactical allocations to money market securities.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IZ4G5

MassMutual Select T. Rowe Price Retirement 2025 Fund
Class M4 | MMTHX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2025 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M4	$78	0.71%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2025 Index:
• Glide path effect, defined as the total level of equity vs fixed income; specifically, higher relative equity exposure during the period contributed to relative performance
• Diversified fixed income allocations, particularly emerging markets bonds and long U.S. treasuries
• An overweight allocation to U.S. large-cap value
Top detractors to the Fund’s performance relative to the S&P Target Date 2025 Index:
• Stock selection within the underlying U.S. large-cap growth allocation
• Emerging markets stock allocation
MM202912-309770	PAGE 1	TSR-AR-IZ4G4

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (February 16, 2018 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (02/16/2018)
Class M4 - without sales charge	20.77	7.54	6.56
Russell 3000 Index[1]	35.19	15.26	13.36
S&P Target Date 2025 Index	19.81	7.01	6.44
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2025 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2025 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$414.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	14
Total Advisory Fees Paid During the Reporting Period	$2,595,579
Portfolio Turnover Rate	47%
MM202912-309770	PAGE 2	TSR-AR-IZ4G4

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	57.8%
Fixed Income Funds	42.2%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
In May 2024, the Fund transitioned its investments in the MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, MassMutual Select T. Rowe Price Emerging Markets Bond Fund, and MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund to the T. Rowe Price U.S. Treasury Long-Term Index Fund, T. Rowe Price Emerging Markets Bond Fund, and T. Rowe Price Limited Duration Inflation Focused Bond Fund, respectively. The Fund also discontinued its investments in the MM S&P 500® Index Fund, and instead increased its neutral allocation to the MassMutual Select T. Rowe Price Large Cap Blend Fund and began to utilize the T. Rowe Price U.S. Treasury Money Fund rather than the State Street Institutional U.S. Government Money Market Fund for purposes of helping to manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for any tactical allocations to money market securities.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IZ4G4

MassMutual Select T. Rowe Price Retirement 2025 Fund
Class M3 | MMTIX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2025 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M3	$106	0.96%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2025 Index:
• Glide path effect, defined as the total level of equity vs fixed income; specifically, higher relative equity exposure during the period contributed to relative performance
• Diversified fixed income allocations, particularly emerging markets bonds and long U.S. treasuries
• An overweight allocation to U.S. large-cap value
Top detractors to the Fund’s performance relative to the S&P Target Date 2025 Index:
• Stock selection within the underlying U.S. large-cap growth allocation
• Emerging markets stock allocation
MM202912-309770	PAGE 1	TSR-AR-IZ4G3

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (February 16, 2018 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (02/16/2018)
Class M3 - without sales charge	20.42	7.27	6.29
Russell 3000 Index[1]	35.19	15.26	13.36
S&P Target Date 2025 Index	19.81	7.01	6.44
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2025 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2025 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$414.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	14
Total Advisory Fees Paid During the Reporting Period	$2,595,579
Portfolio Turnover Rate	47%
MM202912-309770	PAGE 2	TSR-AR-IZ4G3

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	57.8%
Fixed Income Funds	42.2%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
In May 2024, the Fund transitioned its investments in the MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, MassMutual Select T. Rowe Price Emerging Markets Bond Fund, and MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund to the T. Rowe Price U.S. Treasury Long-Term Index Fund, T. Rowe Price Emerging Markets Bond Fund, and T. Rowe Price Limited Duration Inflation Focused Bond Fund, respectively. The Fund also discontinued its investments in the MM S&P 500® Index Fund, and instead increased its neutral allocation to the MassMutual Select T. Rowe Price Large Cap Blend Fund and began to utilize the T. Rowe Price U.S. Treasury Money Fund rather than the State Street Institutional U.S. Government Money Market Fund for purposes of helping to manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for any tactical allocations to money market securities.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IZ4G3

MassMutual Select T. Rowe Price Retirement 2030 Fund
Class I | MMTRX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2030 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$39	0.35%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2030 Index:
• Glide path effect, defined as the total level of equity vs fixed income; specifically, higher relative equity exposure during the period contributed to relative performance
• Diversified fixed income allocations, particularly emerging markets bonds and long U.S. treasuries
• An overweight allocation to U.S. large-cap value
Top detractors to the Fund’s performance relative to the S&P Target Date 2030 Index:
• Stock selection within the underlying U.S. large-cap growth allocation
• Emerging markets stock allocation
MM202912-309770	PAGE 1	TSR-AR-IZ4HI

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (February 16, 2018 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (02/16/2018)
Class I - without sales charge	23.50	8.88	7.61
Russell 3000 Index[1]	35.19	15.26	13.36
S&P Target Date 2030 Index	22.17	8.10	7.21
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2030 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2030 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$1,075.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	14
Total Advisory Fees Paid During the Reporting Period	$7,534,495
Portfolio Turnover Rate	42%
MM202912-309770	PAGE 2	TSR-AR-IZ4HI

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	68.2%
Fixed Income Funds	31.9%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
In May 2024, the Fund transitioned its investments in the MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, MassMutual Select T. Rowe Price Emerging Markets Bond Fund, and MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund to the T. Rowe Price U.S. Treasury Long-Term Index Fund, T. Rowe Price Emerging Markets Bond Fund, and T. Rowe Price Limited Duration Inflation Focused Bond Fund, respectively. The Fund also discontinued its investments in the MM S&P 500® Index Fund, and instead increased its neutral allocation to the MassMutual Select T. Rowe Price Large Cap Blend Fund and began to utilize the T. Rowe Price U.S. Treasury Money Fund rather than the State Street Institutional U.S. Government Money Market Fund for purposes of helping to manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for any tactical allocations to money market securities.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IZ4HI

MassMutual Select T. Rowe Price Retirement 2030 Fund
Class M5 | MMTOX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2030 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M5	$58	0.52%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2030 Index:
• Glide path effect, defined as the total level of equity vs fixed income; specifically, higher relative equity exposure during the period contributed to relative performance
• Diversified fixed income allocations, particularly emerging markets bonds and long U.S. treasuries
• An overweight allocation to U.S. large-cap value
Top detractors to the Fund’s performance relative to the S&P Target Date 2030 Index:
• Stock selection within the underlying U.S. large-cap growth allocation
• Emerging markets stock allocation
MM202912-309770	PAGE 1	TSR-AR-IZ4H5

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (February 16, 2018 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (02/16/2018)
Class M5 - without sales charge	23.26	8.70	7.43
Russell 3000 Index[1]	35.19	15.26	13.36
S&P Target Date 2030 Index	22.17	8.10	7.21
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2030 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2030 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$1,075.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	14
Total Advisory Fees Paid During the Reporting Period	$7,534,495
Portfolio Turnover Rate	42%
MM202912-309770	PAGE 2	TSR-AR-IZ4H5

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	68.2%
Fixed Income Funds	31.9%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
In May 2024, the Fund transitioned its investments in the MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, MassMutual Select T. Rowe Price Emerging Markets Bond Fund, and MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund to the T. Rowe Price U.S. Treasury Long-Term Index Fund, T. Rowe Price Emerging Markets Bond Fund, and T. Rowe Price Limited Duration Inflation Focused Bond Fund, respectively. The Fund also discontinued its investments in the MM S&P 500® Index Fund, and instead increased its neutral allocation to the MassMutual Select T. Rowe Price Large Cap Blend Fund and began to utilize the T. Rowe Price U.S. Treasury Money Fund rather than the State Street Institutional U.S. Government Money Market Fund for purposes of helping to manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for any tactical allocations to money market securities.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IZ4H5

MassMutual Select T. Rowe Price Retirement 2030 Fund
Class M4 | MMTPX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2030 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M4	$86	0.77%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2030 Index:
• Glide path effect, defined as the total level of equity vs fixed income; specifically, higher relative equity exposure during the period contributed to relative performance
• Diversified fixed income allocations, particularly emerging markets bonds and long U.S. treasuries
• An overweight allocation to U.S. large-cap value
Top detractors to the Fund’s performance relative to the S&P Target Date 2030 Index:
• Stock selection within the underlying U.S. large-cap growth allocation
• Emerging markets stock allocation
MM202912-309770	PAGE 1	TSR-AR-IZ4H4

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (February 16, 2018 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (02/16/2018)
Class M4 - without sales charge	22.90	8.42	7.17
Russell 3000 Index[1]	35.19	15.26	13.36
S&P Target Date 2030 Index	22.17	8.10	7.21
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2030 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2030 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$1,075.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	14
Total Advisory Fees Paid During the Reporting Period	$7,534,495
Portfolio Turnover Rate	42%
MM202912-309770	PAGE 2	TSR-AR-IZ4H4

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	68.2%
Fixed Income Funds	31.9%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
In May 2024, the Fund transitioned its investments in the MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, MassMutual Select T. Rowe Price Emerging Markets Bond Fund, and MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund to the T. Rowe Price U.S. Treasury Long-Term Index Fund, T. Rowe Price Emerging Markets Bond Fund, and T. Rowe Price Limited Duration Inflation Focused Bond Fund, respectively. The Fund also discontinued its investments in the MM S&P 500® Index Fund, and instead increased its neutral allocation to the MassMutual Select T. Rowe Price Large Cap Blend Fund and began to utilize the T. Rowe Price U.S. Treasury Money Fund rather than the State Street Institutional U.S. Government Money Market Fund for purposes of helping to manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for any tactical allocations to money market securities.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IZ4H4

MassMutual Select T. Rowe Price Retirement 2030 Fund
Class M3 | MMTQX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2030 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M3	$114	1.02%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2030 Index:
• Glide path effect, defined as the total level of equity vs fixed income; specifically, higher relative equity exposure during the period contributed to relative performance
• Diversified fixed income allocations, particularly emerging markets bonds and long U.S. treasuries
• An overweight allocation to U.S. large-cap value
Top detractors to the Fund’s performance relative to the S&P Target Date 2030 Index:
• Stock selection within the underlying U.S. large-cap growth allocation
• Emerging markets stock allocation
MM202912-309770	PAGE 1	TSR-AR-IZ4H3

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (February 16, 2018 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (02/16/2018)
Class M3 - without sales charge	22.66	8.16	6.90
Russell 3000 Index[1]	35.19	15.26	13.36
S&P Target Date 2030 Index	22.17	8.10	7.21
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2030 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2030 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$1,075.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	14
Total Advisory Fees Paid During the Reporting Period	$7,534,495
Portfolio Turnover Rate	42%
MM202912-309770	PAGE 2	TSR-AR-IZ4H3

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	68.2%
Fixed Income Funds	31.9%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
In May 2024, the Fund transitioned its investments in the MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, MassMutual Select T. Rowe Price Emerging Markets Bond Fund, and MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund to the T. Rowe Price U.S. Treasury Long-Term Index Fund, T. Rowe Price Emerging Markets Bond Fund, and T. Rowe Price Limited Duration Inflation Focused Bond Fund, respectively. The Fund also discontinued its investments in the MM S&P 500® Index Fund, and instead increased its neutral allocation to the MassMutual Select T. Rowe Price Large Cap Blend Fund and began to utilize the T. Rowe Price U.S. Treasury Money Fund rather than the State Street Institutional U.S. Government Money Market Fund for purposes of helping to manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for any tactical allocations to money market securities.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IZ4H3

MassMutual Select T. Rowe Price Retirement 2035 Fund
Class I | MMTJX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2035 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$44	0.39%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2035 Index:
• Glide path effect, defined as the total level of equity vs fixed income; specifically, higher relative equity exposure during the period contributed to relative performance
• Diversified fixed income allocations, particularly emerging markets bonds and long U.S. treasuries
• An overweight allocation to U.S. large-cap value
Top detractors to the Fund’s performance relative to the S&P Target Date 2035 Index:
• Stock selection within the underlying U.S. large-cap growth allocation
• Emerging markets stock allocation
MM202912-309770	PAGE 1	TSR-AR-IZ4II

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (February 16, 2018 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (02/16/2018)
Class I - without sales charge	25.82	9.82	8.26
Russell 3000 Index[1]	35.19	15.26	13.36
S&P Target Date 2035 Index	24.56	9.25	8.01
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2035 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2035 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$656.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	12
Total Advisory Fees Paid During the Reporting Period	$4,421,134
Portfolio Turnover Rate	39%
MM202912-309770	PAGE 2	TSR-AR-IZ4II

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	79.8%
Fixed Income Funds	20.2%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
In May 2024, the Fund transitioned its investments in the MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, MassMutual Select T. Rowe Price Emerging Markets Bond Fund, and MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund to the T. Rowe Price U.S. Treasury Long-Term Index Fund, T. Rowe Price Emerging Markets Bond Fund, and T. Rowe Price Limited Duration Inflation Focused Bond Fund, respectively. The Fund also discontinued its investments in the MM S&P 500® Index Fund, and instead increased its neutral allocation to the MassMutual Select T. Rowe Price Large Cap Blend Fund and began to utilize the T. Rowe Price U.S. Treasury Money Fund rather than the State Street Institutional U.S. Government Money Market Fund for purposes of helping to manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for any tactical allocations to money market securities.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IZ4II

MassMutual Select T. Rowe Price Retirement 2035 Fund
Class M5 | MMTKX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2035 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M5	$63	0.56%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2035 Index:
• Glide path effect, defined as the total level of equity vs fixed income; specifically, higher relative equity exposure during the period contributed to relative performance
• Diversified fixed income allocations, particularly emerging markets bonds and long U.S. treasuries
• An overweight allocation to U.S. large-cap value
Top detractors to the Fund’s performance relative to the S&P Target Date 2035 Index:
• Stock selection within the underlying U.S. large-cap growth allocation
• Emerging markets stock allocation
MM202912-309770	PAGE 1	TSR-AR-IZ4I5

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (February 16, 2018 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (02/16/2018)
Class M5 - without sales charge	25.59	9.64	8.09
Russell 3000 Index[1]	35.19	15.26	13.36
S&P Target Date 2035 Index	24.56	9.25	8.01
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2035 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2035 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$656.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	12
Total Advisory Fees Paid During the Reporting Period	$4,421,134
Portfolio Turnover Rate	39%
MM202912-309770	PAGE 2	TSR-AR-IZ4I5

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	79.8%
Fixed Income Funds	20.2%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
In May 2024, the Fund transitioned its investments in the MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, MassMutual Select T. Rowe Price Emerging Markets Bond Fund, and MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund to the T. Rowe Price U.S. Treasury Long-Term Index Fund, T. Rowe Price Emerging Markets Bond Fund, and T. Rowe Price Limited Duration Inflation Focused Bond Fund, respectively. The Fund also discontinued its investments in the MM S&P 500® Index Fund, and instead increased its neutral allocation to the MassMutual Select T. Rowe Price Large Cap Blend Fund and began to utilize the T. Rowe Price U.S. Treasury Money Fund rather than the State Street Institutional U.S. Government Money Market Fund for purposes of helping to manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for any tactical allocations to money market securities.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IZ4I5

MassMutual Select T. Rowe Price Retirement 2035 Fund
Class M4 | MMTLX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2035 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M4	$91	0.81%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2035 Index:
• Glide path effect, defined as the total level of equity vs fixed income; specifically, higher relative equity exposure during the period contributed to relative performance
• Diversified fixed income allocations, particularly emerging markets bonds and long U.S. treasuries
• An overweight allocation to U.S. large-cap value
Top detractors to the Fund’s performance relative to the S&P Target Date 2035 Index:
• Stock selection within the underlying U.S. large-cap growth allocation
• Emerging markets stock allocation
MM202912-309770	PAGE 1	TSR-AR-IZ4I4

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (February 16, 2018 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (02/16/2018)
Class M4 - without sales charge	25.29	9.37	7.82
Russell 3000 Index[1]	35.19	15.26	13.36
S&P Target Date 2035 Index	24.56	9.25	8.01
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2035 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2035 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$656.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	12
Total Advisory Fees Paid During the Reporting Period	$4,421,134
Portfolio Turnover Rate	39%
MM202912-309770	PAGE 2	TSR-AR-IZ4I4

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	79.8%
Fixed Income Funds	20.2%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
In May 2024, the Fund transitioned its investments in the MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, MassMutual Select T. Rowe Price Emerging Markets Bond Fund, and MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund to the T. Rowe Price U.S. Treasury Long-Term Index Fund, T. Rowe Price Emerging Markets Bond Fund, and T. Rowe Price Limited Duration Inflation Focused Bond Fund, respectively. The Fund also discontinued its investments in the MM S&P 500® Index Fund, and instead increased its neutral allocation to the MassMutual Select T. Rowe Price Large Cap Blend Fund and began to utilize the T. Rowe Price U.S. Treasury Money Fund rather than the State Street Institutional U.S. Government Money Market Fund for purposes of helping to manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for any tactical allocations to money market securities.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IZ4I4

MassMutual Select T. Rowe Price Retirement 2035 Fund
Class M3 | MMTMX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2035 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M3	$119	1.06%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2035 Index:
• Glide path effect, defined as the total level of equity vs fixed income; specifically, higher relative equity exposure during the period contributed to relative performance
• Diversified fixed income allocations, particularly emerging markets bonds and long U.S. treasuries
• An overweight allocation to U.S. large-cap value
Top detractors to the Fund’s performance relative to the S&P Target Date 2035 Index:
• Stock selection within the underlying U.S. large-cap growth allocation
• Emerging markets stock allocation
MM202912-309770	PAGE 1	TSR-AR-IZ4I3

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (February 16, 2018 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (02/16/2018)
Class M3 - without sales charge	25.04	9.09	7.55
Russell 3000 Index[1]	35.19	15.26	13.36
S&P Target Date 2035 Index	24.56	9.25	8.01
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2035 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2035 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$656.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	12
Total Advisory Fees Paid During the Reporting Period	$4,421,134
Portfolio Turnover Rate	39%
MM202912-309770	PAGE 2	TSR-AR-IZ4I3

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	79.8%
Fixed Income Funds	20.2%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
In May 2024, the Fund transitioned its investments in the MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, MassMutual Select T. Rowe Price Emerging Markets Bond Fund, and MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund to the T. Rowe Price U.S. Treasury Long-Term Index Fund, T. Rowe Price Emerging Markets Bond Fund, and T. Rowe Price Limited Duration Inflation Focused Bond Fund, respectively. The Fund also discontinued its investments in the MM S&P 500® Index Fund, and instead increased its neutral allocation to the MassMutual Select T. Rowe Price Large Cap Blend Fund and began to utilize the T. Rowe Price U.S. Treasury Money Fund rather than the State Street Institutional U.S. Government Money Market Fund for purposes of helping to manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for any tactical allocations to money market securities.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IZ4I3

MassMutual Select T. Rowe Price Retirement 2040 Fund
Class I | MMFOX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2040 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$47	0.41%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2040 Index:
• Glide path effect, defined as the total level of equity vs fixed income; specifically, higher relative equity exposure during the period contributed to relative performance
• An overweight allocation to U.S. large-cap value
Top detractors to the Fund’s performance relative to the S&P Target Date 2040 Index:
• Stock selection within the underlying U.S. large-cap growth allocation
• Less large-cap exposure than the benchmark detracted from performance
• Emerging markets stock allocation
MM202912-309770	PAGE 1	TSR-AR-IZ4JI

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (February 16, 2018 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (02/16/2018)
Class I - without sales charge	27.59	10.62	8.82
Russell 3000 Index[1]	35.19	15.26	13.36
S&P Target Date 2040 Index	26.62	10.17	8.66
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2040 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2040 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$1,034.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	12
Total Advisory Fees Paid During the Reporting Period	$8,007,840
Portfolio Turnover Rate	34%
MM202912-309770	PAGE 2	TSR-AR-IZ4JI

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	89.3%
Fixed Income Funds	10.7%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
In May 2024, the Fund transitioned its investments in the MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, MassMutual Select T. Rowe Price Emerging Markets Bond Fund, and MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund to the T. Rowe Price U.S. Treasury Long-Term Index Fund, T. Rowe Price Emerging Markets Bond Fund, and T. Rowe Price Limited Duration Inflation Focused Bond Fund, respectively. The Fund also discontinued its investments in the MM S&P 500® Index Fund, and instead increased its neutral allocation to the MassMutual Select T. Rowe Price Large Cap Blend Fund and began to utilize the T. Rowe Price U.S. Treasury Money Fund rather than the State Street Institutional U.S. Government Money Market Fund for purposes of helping to manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for any tactical allocations to money market securities.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IZ4JI

MassMutual Select T. Rowe Price Retirement 2040 Fund
Class M5 | MMFPX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2040 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M5	$66	0.58%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2040 Index:
• Glide path effect, defined as the total level of equity vs fixed income; specifically, higher relative equity exposure during the period contributed to relative performance
• An overweight allocation to U.S. large-cap value
Top detractors to the Fund’s performance relative to the S&P Target Date 2040 Index:
• Stock selection within the underlying U.S. large-cap growth allocation
• Less large-cap exposure than the benchmark detracted from performance
• Emerging markets stock allocation
MM202912-309770	PAGE 1	TSR-AR-IZ4J5

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (February 16, 2018 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (02/16/2018)
Class M5 - without sales charge	27.39	10.45	8.65
Russell 3000 Index[1]	35.19	15.26	13.36
S&P Target Date 2040 Index	26.62	10.17	8.66
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2040 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2040 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$1,034.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	12
Total Advisory Fees Paid During the Reporting Period	$8,007,840
Portfolio Turnover Rate	34%
MM202912-309770	PAGE 2	TSR-AR-IZ4J5

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	89.3%
Fixed Income Funds	10.7%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
In May 2024, the Fund transitioned its investments in the MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, MassMutual Select T. Rowe Price Emerging Markets Bond Fund, and MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund to the T. Rowe Price U.S. Treasury Long-Term Index Fund, T. Rowe Price Emerging Markets Bond Fund, and T. Rowe Price Limited Duration Inflation Focused Bond Fund, respectively. The Fund also discontinued its investments in the MM S&P 500® Index Fund, and instead increased its neutral allocation to the MassMutual Select T. Rowe Price Large Cap Blend Fund and began to utilize the T. Rowe Price U.S. Treasury Money Fund rather than the State Street Institutional U.S. Government Money Market Fund for purposes of helping to manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for any tactical allocations to money market securities.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IZ4J5

MassMutual Select T. Rowe Price Retirement 2040 Fund
Class M4 | MMFQX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2040 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M4	$94	0.83%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2040 Index:
• Glide path effect, defined as the total level of equity vs fixed income; specifically, higher relative equity exposure during the period contributed to relative performance
• An overweight allocation to U.S. large-cap value
Top detractors to the Fund’s performance relative to the S&P Target Date 2040 Index:
• Stock selection within the underlying U.S. large-cap growth allocation
• Less large-cap exposure than the benchmark detracted from performance
• Emerging markets stock allocation
MM202912-309770	PAGE 1	TSR-AR-IZ4J4

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (February 16, 2018 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (02/16/2018)
Class M4 - without sales charge	27.08	10.17	8.37
Russell 3000 Index[1]	35.19	15.26	13.36
S&P Target Date 2040 Index	26.62	10.17	8.66
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2040 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2040 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$1,034.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	12
Total Advisory Fees Paid During the Reporting Period	$8,007,840
Portfolio Turnover Rate	34%
MM202912-309770	PAGE 2	TSR-AR-IZ4J4

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	89.3%
Fixed Income Funds	10.7%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
In May 2024, the Fund transitioned its investments in the MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, MassMutual Select T. Rowe Price Emerging Markets Bond Fund, and MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund to the T. Rowe Price U.S. Treasury Long-Term Index Fund, T. Rowe Price Emerging Markets Bond Fund, and T. Rowe Price Limited Duration Inflation Focused Bond Fund, respectively. The Fund also discontinued its investments in the MM S&P 500® Index Fund, and instead increased its neutral allocation to the MassMutual Select T. Rowe Price Large Cap Blend Fund and began to utilize the T. Rowe Price U.S. Treasury Money Fund rather than the State Street Institutional U.S. Government Money Market Fund for purposes of helping to manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for any tactical allocations to money market securities.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IZ4J4

MassMutual Select T. Rowe Price Retirement 2040 Fund
Class M3 | MMFRX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2040 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M3	$122	1.08%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2040 Index:
• Glide path effect, defined as the total level of equity vs fixed income; specifically, higher relative equity exposure during the period contributed to relative performance
• An overweight allocation to U.S. large-cap value
Top detractors to the Fund’s performance relative to the S&P Target Date 2040 Index:
• Stock selection within the underlying U.S. large-cap growth allocation
• Less large-cap exposure than the benchmark detracted from performance
• Emerging markets stock allocation
MM202912-309770	PAGE 1	TSR-AR-IZ4J3

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (February 16, 2018 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (02/16/2018)
Class M3 - without sales charge	26.75	9.89	8.10
Russell 3000 Index[1]	35.19	15.26	13.36
S&P Target Date 2040 Index	26.62	10.17	8.66
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2040 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2040 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$1,034.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	12
Total Advisory Fees Paid During the Reporting Period	$8,007,840
Portfolio Turnover Rate	34%
MM202912-309770	PAGE 2	TSR-AR-IZ4J3

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	89.3%
Fixed Income Funds	10.7%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
In May 2024, the Fund transitioned its investments in the MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, MassMutual Select T. Rowe Price Emerging Markets Bond Fund, and MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund to the T. Rowe Price U.S. Treasury Long-Term Index Fund, T. Rowe Price Emerging Markets Bond Fund, and T. Rowe Price Limited Duration Inflation Focused Bond Fund, respectively. The Fund also discontinued its investments in the MM S&P 500® Index Fund, and instead increased its neutral allocation to the MassMutual Select T. Rowe Price Large Cap Blend Fund and began to utilize the T. Rowe Price U.S. Treasury Money Fund rather than the State Street Institutional U.S. Government Money Market Fund for purposes of helping to manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for any tactical allocations to money market securities.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IZ4J3

MassMutual Select T. Rowe Price Retirement 2045 Fund
Class I | MMFTX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2045 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$49	0.43%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2045 Index:
• Glide path effect, defined as the total level of equity vs fixed income; specifically, higher relative equity exposure during the period contributed to relative performance
• Diversified fixed income allocations, particularly emerging markets bonds and long U.S. treasuries
• An overweight allocation to U.S. large-cap value
Top detractors to the Fund’s performance relative to the S&P Target Date 2045 Index:
• Stock selection within the underlying U.S. large-cap growth allocation
• Less large-cap exposure than the benchmark detracted from performance
• Emerging markets stock allocation
MM202912-309770	PAGE 1	TSR-AR-IZ4LI

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (February 16, 2018 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (02/16/2018)
Class I - without sales charge	28.82	11.21	9.22
Russell 3000 Index[1]	35.19	15.26	13.36
S&P Target Date 2045 Index	27.95	10.75	9.06
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2045 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2045 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$563.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	9
Total Advisory Fees Paid During the Reporting Period	$3,966,656
Portfolio Turnover Rate	36%
MM202912-309770	PAGE 2	TSR-AR-IZ4LI

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	96.1%
Fixed Income Funds	3.9%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
In May 2024, the Fund transitioned its investments in the MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, MassMutual Select T. Rowe Price Emerging Markets Bond Fund, and MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund to the T. Rowe Price U.S. Treasury Long-Term Index Fund, T. Rowe Price Emerging Markets Bond Fund, and T. Rowe Price Limited Duration Inflation Focused Bond Fund, respectively. The Fund also discontinued its investments in the MM S&P 500® Index Fund, and instead increased its neutral allocation to the MassMutual Select T. Rowe Price Large Cap Blend Fund and began to utilize the T. Rowe Price U.S. Treasury Money Fund rather than the State Street Institutional U.S. Government Money Market Fund for purposes of helping to manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for any tactical allocations to money market securities.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IZ4LI

MassMutual Select T. Rowe Price Retirement 2045 Fund
Class M5 | MMFUX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2045 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M5	$70	0.61%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2045 Index:
• Glide path effect, defined as the total level of equity vs fixed income; specifically, higher relative equity exposure during the period contributed to relative performance
• Diversified fixed income allocations, particularly emerging markets bonds and long U.S. treasuries
• An overweight allocation to U.S. large-cap value
Top detractors to the Fund’s performance relative to the S&P Target Date 2045 Index:
• Stock selection within the underlying U.S. large-cap growth allocation
• Less large-cap exposure than the benchmark detracted from performance
• Emerging markets stock allocation
MM202912-309770	PAGE 1	TSR-AR-IZ4L5

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (February 16, 2018 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (02/16/2018)
Class M5 - without sales charge	28.57	11.01	9.04
Russell 3000 Index[1]	35.19	15.26	13.36
S&P Target Date 2045 Index	27.95	10.75	9.06
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2045 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2045 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$563.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	9
Total Advisory Fees Paid During the Reporting Period	$3,966,656
Portfolio Turnover Rate	36%
MM202912-309770	PAGE 2	TSR-AR-IZ4L5

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	96.1%
Fixed Income Funds	3.9%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
In May 2024, the Fund transitioned its investments in the MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, MassMutual Select T. Rowe Price Emerging Markets Bond Fund, and MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund to the T. Rowe Price U.S. Treasury Long-Term Index Fund, T. Rowe Price Emerging Markets Bond Fund, and T. Rowe Price Limited Duration Inflation Focused Bond Fund, respectively. The Fund also discontinued its investments in the MM S&P 500® Index Fund, and instead increased its neutral allocation to the MassMutual Select T. Rowe Price Large Cap Blend Fund and began to utilize the T. Rowe Price U.S. Treasury Money Fund rather than the State Street Institutional U.S. Government Money Market Fund for purposes of helping to manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for any tactical allocations to money market securities.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IZ4L5

MassMutual Select T. Rowe Price Retirement 2045 Fund
Class M4 | MMFWX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2045 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M4	$98	0.86%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2045 Index:
• Glide path effect, defined as the total level of equity vs fixed income; specifically, higher relative equity exposure during the period contributed to relative performance
• Diversified fixed income allocations, particularly emerging markets bonds and long U.S. treasuries
• An overweight allocation to U.S. large-cap value
Top detractors to the Fund’s performance relative to the S&P Target Date 2045 Index:
• Stock selection within the underlying U.S. large-cap growth allocation
• Less large-cap exposure than the benchmark detracted from performance
• Emerging markets stock allocation
MM202912-309770	PAGE 1	TSR-AR-IZ4L4

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (February 16, 2018 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (02/16/2018)
Class M4 - without sales charge	28.34	10.73	8.77
Russell 3000 Index[1]	35.19	15.26	13.36
S&P Target Date 2045 Index	27.95	10.75	9.06
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2045 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2045 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$563.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	9
Total Advisory Fees Paid During the Reporting Period	$3,966,656
Portfolio Turnover Rate	36%
MM202912-309770	PAGE 2	TSR-AR-IZ4L4

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	96.1%
Fixed Income Funds	3.9%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
In May 2024, the Fund transitioned its investments in the MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, MassMutual Select T. Rowe Price Emerging Markets Bond Fund, and MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund to the T. Rowe Price U.S. Treasury Long-Term Index Fund, T. Rowe Price Emerging Markets Bond Fund, and T. Rowe Price Limited Duration Inflation Focused Bond Fund, respectively. The Fund also discontinued its investments in the MM S&P 500® Index Fund, and instead increased its neutral allocation to the MassMutual Select T. Rowe Price Large Cap Blend Fund and began to utilize the T. Rowe Price U.S. Treasury Money Fund rather than the State Street Institutional U.S. Government Money Market Fund for purposes of helping to manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for any tactical allocations to money market securities.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IZ4L4

MassMutual Select T. Rowe Price Retirement 2045 Fund
Class M3 | MMFZX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2045 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M3	$127	1.11%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2045 Index:
• Glide path effect, defined as the total level of equity vs fixed income; specifically, higher relative equity exposure during the period contributed to relative performance
• Diversified fixed income allocations, particularly emerging markets bonds and long U.S. treasuries
• An overweight allocation to U.S. large-cap value
Top detractors to the Fund’s performance relative to the S&P Target Date 2045 Index:
• Stock selection within the underlying U.S. large-cap growth allocation
• Less large-cap exposure than the benchmark detracted from performance
• Emerging markets stock allocation
MM202912-309770	PAGE 1	TSR-AR-IZ4L3

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (February 16, 2018 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (02/16/2018)
Class M3 - without sales charge	27.93	10.45	8.49
Russell 3000 Index[1]	35.19	15.26	13.36
S&P Target Date 2045 Index	27.95	10.75	9.06
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2045 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2045 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$563.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	9
Total Advisory Fees Paid During the Reporting Period	$3,966,656
Portfolio Turnover Rate	36%
MM202912-309770	PAGE 2	TSR-AR-IZ4L3

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	96.1%
Fixed Income Funds	3.9%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
In May 2024, the Fund transitioned its investments in the MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, MassMutual Select T. Rowe Price Emerging Markets Bond Fund, and MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund to the T. Rowe Price U.S. Treasury Long-Term Index Fund, T. Rowe Price Emerging Markets Bond Fund, and T. Rowe Price Limited Duration Inflation Focused Bond Fund, respectively. The Fund also discontinued its investments in the MM S&P 500® Index Fund, and instead increased its neutral allocation to the MassMutual Select T. Rowe Price Large Cap Blend Fund and began to utilize the T. Rowe Price U.S. Treasury Money Fund rather than the State Street Institutional U.S. Government Money Market Fund for purposes of helping to manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for any tactical allocations to money market securities.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IZ4L3

MassMutual Select T. Rowe Price Retirement 2050 Fund
Class I | MMDDX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2050 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$50	0.44%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2050 Index:
• Glide path effect, defined as the total level of equity vs fixed income; specifically, higher relative equity exposure during the period contributed to relative performance
• Diversified fixed income allocations, particularly emerging markets bonds and long U.S. treasuries
• An overweight allocation to U.S. large-cap value
Top detractors to the Fund’s performance relative to the S&P Target Date 2050 Index:
• Stock selection within the underlying U.S. large-cap growth allocation
• Less large-cap exposure than the benchmark detracted from performance
• Emerging markets stock allocation
MM202912-309770	PAGE 1	TSR-AR-IZ4MI

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (February 16, 2018 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (02/16/2018)
Class I - without sales charge	29.15	11.30	9.29
Russell 3000 Index[1]	35.19	15.26	13.36
S&P Target Date 2050 Index	28.68	11.06	9.26
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2050 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2050 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$841.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	9
Total Advisory Fees Paid During the Reporting Period	$6,345,017
Portfolio Turnover Rate	33%
MM202912-309770	PAGE 2	TSR-AR-IZ4MI

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	97.9%
Fixed Income Funds	2.1%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
In May 2024, the Fund transitioned its investments in the MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, MassMutual Select T. Rowe Price Emerging Markets Bond Fund, and MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund to the T. Rowe Price U.S. Treasury Long-Term Index Fund, T. Rowe Price Emerging Markets Bond Fund, and T. Rowe Price Limited Duration Inflation Focused Bond Fund, respectively. The Fund also discontinued its investments in the MM S&P 500® Index Fund, and instead increased its neutral allocation to the MassMutual Select T. Rowe Price Large Cap Blend Fund and began to utilize the T. Rowe Price U.S. Treasury Money Fund rather than the State Street Institutional U.S. Government Money Market Fund for purposes of helping to manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for any tactical allocations to money market securities.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IZ4MI

MassMutual Select T. Rowe Price Retirement 2050 Fund
Class M5 | MMDFX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2050 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M5	$71	0.62%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2050 Index:
• Glide path effect, defined as the total level of equity vs fixed income; specifically, higher relative equity exposure during the period contributed to relative performance
• Diversified fixed income allocations, particularly emerging markets bonds and long U.S. treasuries
• An overweight allocation to U.S. large-cap value
Top detractors to the Fund’s performance relative to the S&P Target Date 2050 Index:
• Stock selection within the underlying U.S. large-cap growth allocation
• Less large-cap exposure than the benchmark detracted from performance
• Emerging markets stock allocation
MM202912-309770	PAGE 1	TSR-AR-IZ4M5

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (February 16, 2018 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (02/16/2018)
Class M5 - without sales charge	28.91	11.11	9.11
Russell 3000 Index[1]	35.19	15.26	13.36
S&P Target Date 2050 Index	28.68	11.06	9.26
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2050 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2050 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$841.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	9
Total Advisory Fees Paid During the Reporting Period	$6,345,017
Portfolio Turnover Rate	33%
MM202912-309770	PAGE 2	TSR-AR-IZ4M5

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	97.9%
Fixed Income Funds	2.1%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
In May 2024, the Fund transitioned its investments in the MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, MassMutual Select T. Rowe Price Emerging Markets Bond Fund, and MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund to the T. Rowe Price U.S. Treasury Long-Term Index Fund, T. Rowe Price Emerging Markets Bond Fund, and T. Rowe Price Limited Duration Inflation Focused Bond Fund, respectively. The Fund also discontinued its investments in the MM S&P 500® Index Fund, and instead increased its neutral allocation to the MassMutual Select T. Rowe Price Large Cap Blend Fund and began to utilize the T. Rowe Price U.S. Treasury Money Fund rather than the State Street Institutional U.S. Government Money Market Fund for purposes of helping to manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for any tactical allocations to money market securities.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IZ4M5

MassMutual Select T. Rowe Price Retirement 2050 Fund
Class M4 | MMDGX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2050 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M4	$99	0.87%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2050 Index:
• Glide path effect, defined as the total level of equity vs fixed income; specifically, higher relative equity exposure during the period contributed to relative performance
• Diversified fixed income allocations, particularly emerging markets bonds and long U.S. treasuries
• An overweight allocation to U.S. large-cap value
Top detractors to the Fund’s performance relative to the S&P Target Date 2050 Index:
• Stock selection within the underlying U.S. large-cap growth allocation
• Less large-cap exposure than the benchmark detracted from performance
• Emerging markets stock allocation
MM202912-309770	PAGE 1	TSR-AR-IZ4M4

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (February 16, 2018 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (02/16/2018)
Class M4 - without sales charge	28.56	10.83	8.84
Russell 3000 Index[1]	35.19	15.26	13.36
S&P Target Date 2050 Index	28.68	11.06	9.26
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2050 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2050 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$841.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	9
Total Advisory Fees Paid During the Reporting Period	$6,345,017
Portfolio Turnover Rate	33%
MM202912-309770	PAGE 2	TSR-AR-IZ4M4

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	97.9%
Fixed Income Funds	2.1%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
In May 2024, the Fund transitioned its investments in the MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, MassMutual Select T. Rowe Price Emerging Markets Bond Fund, and MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund to the T. Rowe Price U.S. Treasury Long-Term Index Fund, T. Rowe Price Emerging Markets Bond Fund, and T. Rowe Price Limited Duration Inflation Focused Bond Fund, respectively. The Fund also discontinued its investments in the MM S&P 500® Index Fund, and instead increased its neutral allocation to the MassMutual Select T. Rowe Price Large Cap Blend Fund and began to utilize the T. Rowe Price U.S. Treasury Money Fund rather than the State Street Institutional U.S. Government Money Market Fund for purposes of helping to manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for any tactical allocations to money market securities.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IZ4M4

MassMutual Select T. Rowe Price Retirement 2050 Fund
Class M3 | MMDHX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2050 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M3	$128	1.12%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2050 Index:
• Glide path effect, defined as the total level of equity vs fixed income; specifically, higher relative equity exposure during the period contributed to relative performance
• Diversified fixed income allocations, particularly emerging markets bonds and long U.S. treasuries
• An overweight allocation to U.S. large-cap value
Top detractors to the Fund’s performance relative to the S&P Target Date 2050 Index:
• Stock selection within the underlying U.S. large-cap growth allocation
• Less large-cap exposure than the benchmark detracted from performance
• Emerging markets stock allocation
MM202912-309770	PAGE 1	TSR-AR-IZ4M3

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (February 16, 2018 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (02/16/2018)
Class M3 - without sales charge	28.24	10.56	8.57
Russell 3000 Index[1]	35.19	15.26	13.36
S&P Target Date 2050 Index	28.68	11.06	9.26
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2050 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2050 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$841.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	9
Total Advisory Fees Paid During the Reporting Period	$6,345,017
Portfolio Turnover Rate	33%
MM202912-309770	PAGE 2	TSR-AR-IZ4M3

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	97.9%
Fixed Income Funds	2.1%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
In May 2024, the Fund transitioned its investments in the MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, MassMutual Select T. Rowe Price Emerging Markets Bond Fund, and MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund to the T. Rowe Price U.S. Treasury Long-Term Index Fund, T. Rowe Price Emerging Markets Bond Fund, and T. Rowe Price Limited Duration Inflation Focused Bond Fund, respectively. The Fund also discontinued its investments in the MM S&P 500® Index Fund, and instead increased its neutral allocation to the MassMutual Select T. Rowe Price Large Cap Blend Fund and began to utilize the T. Rowe Price U.S. Treasury Money Fund rather than the State Street Institutional U.S. Government Money Market Fund for purposes of helping to manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for any tactical allocations to money market securities.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IZ4M3

MassMutual Select T. Rowe Price Retirement 2055 Fund
Class I | MMDJX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2055 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$52	0.45%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2055 Index:
• Glide path effect, defined as the total level of equity vs fixed income; specifically, higher relative equity exposure during the period contributed to relative performance
• Diversified fixed income allocations, particularly emerging markets bonds and long U.S. treasuries
• An overweight allocation to U.S. large-cap value
Top detractors to the Fund’s performance relative to the S&P Target Date 2055 Index:
• Stock selection within the underlying U.S. large-cap growth allocation
• Performance was hurt due to holding less large-cap exposure than the benchmark
• Emerging markets stock allocation
MM202912-309770	PAGE 1	TSR-AR-IZ4NI

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (February 16, 2018 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (02/16/2018)
Class I - without sales charge	29.26	11.31	9.29
Russell 3000 Index[1]	35.19	15.26	13.36
S&P Target Date 2055 Index	28.82	11.14	9.32
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2055 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2055 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$359.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	9
Total Advisory Fees Paid During the Reporting Period	$2,656,477
Portfolio Turnover Rate	41%
MM202912-309770	PAGE 2	TSR-AR-IZ4NI

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	98.7%
Fixed Income Funds	1.3%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
In May 2024, the Fund transitioned its investments in the MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, MassMutual Select T. Rowe Price Emerging Markets Bond Fund, and MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund to the T. Rowe Price U.S. Treasury Long-Term Index Fund, T. Rowe Price Emerging Markets Bond Fund, and T. Rowe Price Limited Duration Inflation Focused Bond Fund, respectively. The Fund also discontinued its investments in the MM S&P 500® Index Fund, and instead increased its neutral allocation to the MassMutual Select T. Rowe Price Large Cap Blend Fund and began to utilize the T. Rowe Price U.S. Treasury Money Fund rather than the State Street Institutional U.S. Government Money Market Fund for purposes of helping to manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for any tactical allocations to money market securities.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IZ4NI

MassMutual Select T. Rowe Price Retirement 2055 Fund
Class M5 | MMDKX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2055 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M5	$72	0.63%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2055 Index:
• Glide path effect, defined as the total level of equity vs fixed income; specifically, higher relative equity exposure during the period contributed to relative performance
• Diversified fixed income allocations, particularly emerging markets bonds and long U.S. treasuries
• An overweight allocation to U.S. large-cap value
Top detractors to the Fund’s performance relative to the S&P Target Date 2055 Index:
• Stock selection within the underlying U.S. large-cap growth allocation
• Performance was hurt due to holding less large-cap exposure than the benchmark
• Emerging markets stock allocation
MM202912-309770	PAGE 1	TSR-AR-IZ4N5

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (February 16, 2018 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (02/16/2018)
Class M5 - without sales charge	29.09	11.12	9.12
Russell 3000 Index[1]	35.19	15.26	13.36
S&P Target Date 2055 Index	28.82	11.14	9.32
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2055 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2055 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$359.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	9
Total Advisory Fees Paid During the Reporting Period	$2,656,477
Portfolio Turnover Rate	41%
MM202912-309770	PAGE 2	TSR-AR-IZ4N5

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	98.7%
Fixed Income Funds	1.3%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
In May 2024, the Fund transitioned its investments in the MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, MassMutual Select T. Rowe Price Emerging Markets Bond Fund, and MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund to the T. Rowe Price U.S. Treasury Long-Term Index Fund, T. Rowe Price Emerging Markets Bond Fund, and T. Rowe Price Limited Duration Inflation Focused Bond Fund, respectively. The Fund also discontinued its investments in the MM S&P 500® Index Fund, and instead increased its neutral allocation to the MassMutual Select T. Rowe Price Large Cap Blend Fund and began to utilize the T. Rowe Price U.S. Treasury Money Fund rather than the State Street Institutional U.S. Government Money Market Fund for purposes of helping to manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for any tactical allocations to money market securities.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IZ4N5

MassMutual Select T. Rowe Price Retirement 2055 Fund
Class M4 | MMDMX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2055 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M4	$101	0.88%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2055 Index:
• Glide path effect, defined as the total level of equity vs fixed income; specifically, higher relative equity exposure during the period contributed to relative performance
• Diversified fixed income allocations, particularly emerging markets bonds and long U.S. treasuries
• An overweight allocation to U.S. large-cap value
Top detractors to the Fund’s performance relative to the S&P Target Date 2055 Index:
• Stock selection within the underlying U.S. large-cap growth allocation
• Performance was hurt due to holding less large-cap exposure than the benchmark
• Emerging markets stock allocation
MM202912-309770	PAGE 1	TSR-AR-IZ4N4

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (February 16, 2018 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (02/16/2018)
Class M4 - without sales charge	28.73	10.83	8.84
Russell 3000 Index[1]	35.19	15.26	13.36
S&P Target Date 2055 Index	28.82	11.14	9.32
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2055 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2055 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$359.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	9
Total Advisory Fees Paid During the Reporting Period	$2,656,477
Portfolio Turnover Rate	41%
MM202912-309770	PAGE 2	TSR-AR-IZ4N4

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	98.7%
Fixed Income Funds	1.3%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
In May 2024, the Fund transitioned its investments in the MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, MassMutual Select T. Rowe Price Emerging Markets Bond Fund, and MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund to the T. Rowe Price U.S. Treasury Long-Term Index Fund, T. Rowe Price Emerging Markets Bond Fund, and T. Rowe Price Limited Duration Inflation Focused Bond Fund, respectively. The Fund also discontinued its investments in the MM S&P 500® Index Fund, and instead increased its neutral allocation to the MassMutual Select T. Rowe Price Large Cap Blend Fund and began to utilize the T. Rowe Price U.S. Treasury Money Fund rather than the State Street Institutional U.S. Government Money Market Fund for purposes of helping to manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for any tactical allocations to money market securities.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IZ4N4

MassMutual Select T. Rowe Price Retirement 2055 Fund
Class M3 | MMDOX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2055 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M3	$129	1.13%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2055 Index:
• Glide path effect, defined as the total level of equity vs fixed income; specifically, higher relative equity exposure during the period contributed to relative performance
• Diversified fixed income allocations, particularly emerging markets bonds and long U.S. treasuries
• An overweight allocation to U.S. large-cap value
Top detractors to the Fund’s performance relative to the S&P Target Date 2055 Index:
• Stock selection within the underlying U.S. large-cap growth allocation
• Performance was hurt due to holding less large-cap exposure than the benchmark
• Emerging markets stock allocation
MM202912-309770	PAGE 1	TSR-AR-IZ4N3

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (February 16, 2018 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (02/16/2018)
Class M3 - without sales charge	28.43	10.55	8.57
Russell 3000 Index[1]	35.19	15.26	13.36
S&P Target Date 2055 Index	28.82	11.14	9.32
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2055 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2055 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$359.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	9
Total Advisory Fees Paid During the Reporting Period	$2,656,477
Portfolio Turnover Rate	41%
MM202912-309770	PAGE 2	TSR-AR-IZ4N3

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	98.7%
Fixed Income Funds	1.3%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
In May 2024, the Fund transitioned its investments in the MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, MassMutual Select T. Rowe Price Emerging Markets Bond Fund, and MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund to the T. Rowe Price U.S. Treasury Long-Term Index Fund, T. Rowe Price Emerging Markets Bond Fund, and T. Rowe Price Limited Duration Inflation Focused Bond Fund, respectively. The Fund also discontinued its investments in the MM S&P 500® Index Fund, and instead increased its neutral allocation to the MassMutual Select T. Rowe Price Large Cap Blend Fund and began to utilize the T. Rowe Price U.S. Treasury Money Fund rather than the State Street Institutional U.S. Government Money Market Fund for purposes of helping to manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for any tactical allocations to money market securities.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IZ4N3

MassMutual Select T. Rowe Price Retirement 2060 Fund
Class I | MMSKX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2060 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$52	0.45%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2060 Index:
• Glide path effect, defined as the total level of equity vs fixed income; specifically, higher relative equity exposure during the period contributed to relative performance
• Diversified fixed income allocations, particularly emerging markets bonds and long U.S. treasuries
• An overweight allocation to U.S. large-cap value
Top detractors to the Fund’s performance relative to the S&P Target Date 2060 Index:
• Stock selection within the underlying U.S. large-cap growth allocation
• Performance was hurt due to holding less large-cap exposure than the benchmark
• Emerging markets stock allocation
MM202912-309770	PAGE 1	TSR-AR-IZ4OI

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (February 16, 2018 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (02/16/2018)
Class I - without sales charge	29.32	11.31	9.29
Russell 3000 Index[1]	35.19	15.26	13.36
S&P Target Date 2060 Index	28.90	11.18	9.36
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2060 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2060 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$289.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	9
Total Advisory Fees Paid During the Reporting Period	$1,822,025
Portfolio Turnover Rate	50%
MM202912-309770	PAGE 2	TSR-AR-IZ4OI

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	98.7%
Fixed Income Funds	1.3%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
In May 2024, the Fund transitioned its investments in the MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, MassMutual Select T. Rowe Price Emerging Markets Bond Fund, and MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund to the T. Rowe Price U.S. Treasury Long-Term Index Fund, T. Rowe Price Emerging Markets Bond Fund, and T. Rowe Price Limited Duration Inflation Focused Bond Fund, respectively. The Fund also discontinued its investments in the MM S&P 500® Index Fund, and instead increased its neutral allocation to the MassMutual Select T. Rowe Price Large Cap Blend Fund and began to utilize the T. Rowe Price U.S. Treasury Money Fund rather than the State Street Institutional U.S. Government Money Market Fund for purposes of helping to manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for any tactical allocations to money market securities.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IZ4OI

MassMutual Select T. Rowe Price Retirement 2060 Fund
Class M5 | MMSOX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2060 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M5	$72	0.63%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2060 Index:
• Glide path effect, defined as the total level of equity vs fixed income; specifically, higher relative equity exposure during the period contributed to relative performance
• Diversified fixed income allocations, particularly emerging markets bonds and long U.S. treasuries
• An overweight allocation to U.S. large-cap value
Top detractors to the Fund’s performance relative to the S&P Target Date 2060 Index:
• Stock selection within the underlying U.S. large-cap growth allocation
• Performance was hurt due to holding less large-cap exposure than the benchmark
• Emerging markets stock allocation
MM202912-309770	PAGE 1	TSR-AR-IZ4O5

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (February 16, 2018 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (02/16/2018)
Class M5 - without sales charge	29.05	11.12	9.11
Russell 3000 Index[1]	35.19	15.26	13.36
S&P Target Date 2060 Index	28.90	11.18	9.36
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2060 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2060 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$289.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	9
Total Advisory Fees Paid During the Reporting Period	$1,822,025
Portfolio Turnover Rate	50%
MM202912-309770	PAGE 2	TSR-AR-IZ4O5

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	98.7%
Fixed Income Funds	1.3%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
In May 2024, the Fund transitioned its investments in the MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, MassMutual Select T. Rowe Price Emerging Markets Bond Fund, and MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund to the T. Rowe Price U.S. Treasury Long-Term Index Fund, T. Rowe Price Emerging Markets Bond Fund, and T. Rowe Price Limited Duration Inflation Focused Bond Fund, respectively. The Fund also discontinued its investments in the MM S&P 500® Index Fund, and instead increased its neutral allocation to the MassMutual Select T. Rowe Price Large Cap Blend Fund and began to utilize the T. Rowe Price U.S. Treasury Money Fund rather than the State Street Institutional U.S. Government Money Market Fund for purposes of helping to manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for any tactical allocations to money market securities.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IZ4O5

MassMutual Select T. Rowe Price Retirement 2060 Fund
Class M4 | MMSGX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2060 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M4	$101	0.88%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2060 Index:
• Glide path effect, defined as the total level of equity vs fixed income; specifically, higher relative equity exposure during the period contributed to relative performance
• Diversified fixed income allocations, particularly emerging markets bonds and long U.S. treasuries
• An overweight allocation to U.S. large-cap value
Top detractors to the Fund’s performance relative to the S&P Target Date 2060 Index:
• Stock selection within the underlying U.S. large-cap growth allocation
• Performance was hurt due to holding less large-cap exposure than the benchmark
• Emerging markets stock allocation
MM202912-309770	PAGE 1	TSR-AR-IZ4O4

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (February 16, 2018 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (02/16/2018)
Class M4 - without sales charge	28.78	10.83	8.84
Russell 3000 Index[1]	35.19	15.26	13.36
S&P Target Date 2060 Index	28.90	11.18	9.36
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2060 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2060 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$289.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	9
Total Advisory Fees Paid During the Reporting Period	$1,822,025
Portfolio Turnover Rate	50%
MM202912-309770	PAGE 2	TSR-AR-IZ4O4

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	98.7%
Fixed Income Funds	1.3%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
In May 2024, the Fund transitioned its investments in the MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, MassMutual Select T. Rowe Price Emerging Markets Bond Fund, and MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund to the T. Rowe Price U.S. Treasury Long-Term Index Fund, T. Rowe Price Emerging Markets Bond Fund, and T. Rowe Price Limited Duration Inflation Focused Bond Fund, respectively. The Fund also discontinued its investments in the MM S&P 500® Index Fund, and instead increased its neutral allocation to the MassMutual Select T. Rowe Price Large Cap Blend Fund and began to utilize the T. Rowe Price U.S. Treasury Money Fund rather than the State Street Institutional U.S. Government Money Market Fund for purposes of helping to manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for any tactical allocations to money market securities.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IZ4O4

MassMutual Select T. Rowe Price Retirement 2060 Fund
Class M3 | MMSVX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2060 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M3	$129	1.13%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2060 Index:
• Glide path effect, defined as the total level of equity vs fixed income; specifically, higher relative equity exposure during the period contributed to relative performance
• Diversified fixed income allocations, particularly emerging markets bonds and long U.S. treasuries
• An overweight allocation to U.S. large-cap value
Top detractors to the Fund’s performance relative to the S&P Target Date 2060 Index:
• Stock selection within the underlying U.S. large-cap growth allocation
• Performance was hurt due to holding less large-cap exposure than the benchmark
• Emerging markets stock allocation
MM202912-309770	PAGE 1	TSR-AR-IZ4O3

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (February 16, 2018 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (02/16/2018)
Class M3 - without sales charge	28.41	10.56	8.57
Russell 3000 Index[1]	35.19	15.26	13.36
S&P Target Date 2060 Index	28.90	11.18	9.36
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2060 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2060 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$289.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	9
Total Advisory Fees Paid During the Reporting Period	$1,822,025
Portfolio Turnover Rate	50%
MM202912-309770	PAGE 2	TSR-AR-IZ4O3

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	98.7%
Fixed Income Funds	1.3%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
In May 2024, the Fund transitioned its investments in the MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, MassMutual Select T. Rowe Price Emerging Markets Bond Fund, and MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund to the T. Rowe Price U.S. Treasury Long-Term Index Fund, T. Rowe Price Emerging Markets Bond Fund, and T. Rowe Price Limited Duration Inflation Focused Bond Fund, respectively. The Fund also discontinued its investments in the MM S&P 500® Index Fund, and instead increased its neutral allocation to the MassMutual Select T. Rowe Price Large Cap Blend Fund and began to utilize the T. Rowe Price U.S. Treasury Money Fund rather than the State Street Institutional U.S. Government Money Market Fund for purposes of helping to manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for any tactical allocations to money market securities.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IZ4O3

MassMutual Select T. Rowe Price Retirement 2065 Fund
Class I | MMZIX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2065 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$51	0.45%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2065+ Index:
• Glide path effect, defined as the total level of equity vs fixed income; specifically, higher relative equity exposure during the period contributed to relative performance
• Diversified fixed income allocations, particularly emerging markets bonds and long U.S. treasuries
• An overweight allocation to U.S. large-cap value
Top detractors to the Fund’s performance relative to the S&P Target Date 2065+ Index:
• Stock selection within the underlying U.S. large-cap growth allocation
• Performance was hurt due to holding less large-cap exposure than the benchmark
• Emerging markets stock allocation
MM202912-309770	PAGE 1	TSR-AR-IYX1I

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (February 1, 2023 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	Since Inception (02/01/2023)
Class I - without sales charge	28.56	16.97
Russell 3000 Index[1]	35.19	23.53
S&P Target Date 2065+ Index	29.29	17.49
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2065+ Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2065+ Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$4.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	9
Total Advisory Fees Paid During the Reporting Period	$24,172
Portfolio Turnover Rate	82%
MM202912-309770	PAGE 2	TSR-AR-IYX1I

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	98.6%
Fixed Income Funds	1.4%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
In May 2024, the Fund transitioned its investments in the MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, MassMutual Select T. Rowe Price Emerging Markets Bond Fund, and MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund to the T. Rowe Price U.S. Treasury Long-Term Index Fund, T. Rowe Price Emerging Markets Bond Fund, and T. Rowe Price Limited Duration Inflation Focused Bond Fund, respectively. The Fund also discontinued its investments in the MM S&P 500® Index Fund, and instead increased its neutral allocation to the MassMutual Select T. Rowe Price Large Cap Blend Fund and began to utilize the T. Rowe Price U.S. Treasury Money Fund rather than the State Street Institutional U.S. Government Money Market Fund for purposes of helping to manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for any tactical allocations to money market securities.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IYX1I

MassMutual Select T. Rowe Price Retirement 2065 Fund
Class M5 | MMZLX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2065 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M5	$72	0.63%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2065+ Index:
• Glide path effect, defined as the total level of equity vs fixed income; specifically, higher relative equity exposure during the period contributed to relative performance
• Diversified fixed income allocations, particularly emerging markets bonds and long U.S. treasuries
• An overweight allocation to U.S. large-cap value
Top detractors to the Fund’s performance relative to the S&P Target Date 2065+ Index:
• Stock selection within the underlying U.S. large-cap growth allocation
• Performance was hurt due to holding less large-cap exposure than the benchmark
• Emerging markets stock allocation
MM202912-309770	PAGE 1	TSR-AR-IYX15

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (February 1, 2023 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	Since Inception (02/01/2023)
Class M5 - without sales charge	28.36	16.78
Russell 3000 Index[1]	35.19	23.53
S&P Target Date 2065+ Index	29.29	17.49
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2065+ Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2065+ Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$4.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	9
Total Advisory Fees Paid During the Reporting Period	$24,172
Portfolio Turnover Rate	82%
MM202912-309770	PAGE 2	TSR-AR-IYX15

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	98.6%
Fixed Income Funds	1.4%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
In May 2024, the Fund transitioned its investments in the MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, MassMutual Select T. Rowe Price Emerging Markets Bond Fund, and MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund to the T. Rowe Price U.S. Treasury Long-Term Index Fund, T. Rowe Price Emerging Markets Bond Fund, and T. Rowe Price Limited Duration Inflation Focused Bond Fund, respectively. The Fund also discontinued its investments in the MM S&P 500® Index Fund, and instead increased its neutral allocation to the MassMutual Select T. Rowe Price Large Cap Blend Fund and began to utilize the T. Rowe Price U.S. Treasury Money Fund rather than the State Street Institutional U.S. Government Money Market Fund for purposes of helping to manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for any tactical allocations to money market securities.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IYX15

MassMutual Select T. Rowe Price Retirement 2065 Fund
Class M4 | MMZKX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2065 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M4	$100	0.88%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2065+ Index:
• Glide path effect, defined as the total level of equity vs fixed income; specifically, higher relative equity exposure during the period contributed to relative performance
• Diversified fixed income allocations, particularly emerging markets bonds and long U.S. treasuries
• An overweight allocation to U.S. large-cap value
Top detractors to the Fund’s performance relative to the S&P Target Date 2065+ Index:
• Stock selection within the underlying U.S. large-cap growth allocation
• Performance was hurt due to holding less large-cap exposure than the benchmark
• Emerging markets stock allocation
MM202912-309770	PAGE 1	TSR-AR-IYX14

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (February 1, 2023 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	Since Inception (02/01/2023)
Class M4 - without sales charge	27.97	16.43
Russell 3000 Index[1]	35.19	23.53
S&P Target Date 2065+ Index	29.29	17.49
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2065+ Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2065+ Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$4.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	9
Total Advisory Fees Paid During the Reporting Period	$24,172
Portfolio Turnover Rate	82%
MM202912-309770	PAGE 2	TSR-AR-IYX14

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	98.6%
Fixed Income Funds	1.4%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
In May 2024, the Fund transitioned its investments in the MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, MassMutual Select T. Rowe Price Emerging Markets Bond Fund, and MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund to the T. Rowe Price U.S. Treasury Long-Term Index Fund, T. Rowe Price Emerging Markets Bond Fund, and T. Rowe Price Limited Duration Inflation Focused Bond Fund, respectively. The Fund also discontinued its investments in the MM S&P 500® Index Fund, and instead increased its neutral allocation to the MassMutual Select T. Rowe Price Large Cap Blend Fund and began to utilize the T. Rowe Price U.S. Treasury Money Fund rather than the State Street Institutional U.S. Government Money Market Fund for purposes of helping to manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for any tactical allocations to money market securities.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IYX14

MassMutual Select T. Rowe Price Retirement 2065 Fund
Class M3 | MMZJX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2065 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M3	$129	1.13%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2065+ Index:
• Glide path effect, defined as the total level of equity vs fixed income; specifically, higher relative equity exposure during the period contributed to relative performance
• Diversified fixed income allocations, particularly emerging markets bonds and long U.S. treasuries
• An overweight allocation to U.S. large-cap value
Top detractors to the Fund’s performance relative to the S&P Target Date 2065+ Index:
• Stock selection within the underlying U.S. large-cap growth allocation
• Performance was hurt due to holding less large-cap exposure than the benchmark
• Emerging markets stock allocation
MM202912-309770	PAGE 1	TSR-AR-IYX13

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (February 1, 2023 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	Since Inception (02/01/2023)
Class M3 - without sales charge	27.71	16.15
Russell 3000 Index[1]	35.19	23.53
S&P Target Date 2065+ Index	29.29	17.49
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2065+ Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2065+ Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$4.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	9
Total Advisory Fees Paid During the Reporting Period	$24,172
Portfolio Turnover Rate	82%
MM202912-309770	PAGE 2	TSR-AR-IYX13

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	98.6%
Fixed Income Funds	1.4%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
In May 2024, the Fund transitioned its investments in the MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, MassMutual Select T. Rowe Price Emerging Markets Bond Fund, and MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund to the T. Rowe Price U.S. Treasury Long-Term Index Fund, T. Rowe Price Emerging Markets Bond Fund, and T. Rowe Price Limited Duration Inflation Focused Bond Fund, respectively. The Fund also discontinued its investments in the MM S&P 500® Index Fund, and instead increased its neutral allocation to the MassMutual Select T. Rowe Price Large Cap Blend Fund and began to utilize the T. Rowe Price U.S. Treasury Money Fund rather than the State Street Institutional U.S. Government Money Market Fund for purposes of helping to manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for any tactical allocations to money market securities.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IYX13

MM Equity Asset Fund
Class I | MSEJX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MM Equity Asset Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$31	0.26%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the S&P 500® Index:
• Stock selection within the consumer discretionary sector
• Stock selection within the information technology sector where an overweight allocation to NVIDIA Corp was particularly impactful
• Stock selection within the industrials sector
Top detractors to the Fund’s performance relative to the S&P 500 Index:
• Stock selection within the materials sector
• Stock selection within the communication services sector
• A modest allocation to cash was a detractor as the index advanced sharply in the period
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (September 15, 2016 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-IYBCA

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (09/15/2016)
Class I - without sales charge	37.04	17.40	14.79
S&P 500 Index	36.35	15.98	15.19
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$317.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	166
Total Advisory Fees Paid During the Reporting Period	$553,186
Portfolio Turnover Rate	29%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Microsoft Corp.	7.3%
Apple, Inc.	7.2%
NVIDIA Corp.	6.6%
Amazon.com, Inc.	4.0%
Meta Platforms, Inc. Class A	2.9%
Alphabet, Inc. Class A	2.0%
Mastercard, Inc. Class A	1.6%
UnitedHealth Group, Inc.	1.6%
Alphabet, Inc. Class C	1.5%
Berkshire Hathaway, Inc. Class B	1.4%

Sectors (% of Total Investments)
Information Technology	31.1%
Financials	12.9%
Consumer Discretionary	11.7%
Health Care	11.5%
Industrials	8.9%
Communication Services	7.9%
Consumer Staples	4.7%
Energy	3.3%
Utilities	2.5%
Real Estate	2.2%
Materials	2.0%
MM202912-309770	PAGE 2	TSR-AR-IYBCA

HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IYBCA

MassMutual Select T. Rowe Price Bond Asset Fund
Class I | MMBEX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Select T. Rowe Price Bond Asset Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$0	0%
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• The U.S. dollar-hedged international bond allocation outperformed and was one of the largest positive contributors
• Corporate credit contributed to performance. Credit spreads tightened meaningfully as investor risk sentiment remained mostly supported with increased demand for attractive yield
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• The U.S. core bond allocation, specifically interest rate management, as a result of yield curve positioning
• Currency management detracted with the Fund’s short position in the Chinese Renminbi and long posture in the Mexican Peso weighing in relative returns
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (February 9, 2018 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITYPA

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (02/09/2018)
Class I - without sales charge	11.17	0.40	1.69
Bloomberg U.S. Aggregate Bond Index	11.57	0.33	1.77
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$524.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	1,501
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	171%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	25.3%
U.S. Treasury Obligations	21.4%
U.S. Government Agency Obligations and Instrumentalities	19.4%
Sovereign Debt Obligations	17.4%
Non-U.S. Government Agency Obligations	8.4%
Mutual Fund	3.8%
U.S. Treasury Bills	2.2%
Bank Loans	1.3%
Repurchase Agreement	0.2%
Investment of Cash Collateral from Securities Loaned	0.2%

Largest Countries (% of Total Investments)
United States	64.4%
Japan	2.6%
United Kingdom	2.6%
Canada	1.8%
China	1.7%
Cayman Islands	1.7%
Germany	1.6%
Spain	1.5%
Mexico	1.3%
Italy	1.2%
MM202912-309770	PAGE 2	TSR-AR-ITYPA

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITYPA

MassMutual Select T. Rowe Price Large Cap Blend Fund
Class I | MMLRX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Select T. Rowe Price Large Cap Blend Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$0	0%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 1000® Index:
• Stock selection in the information technology sector, driven by positioning in the semiconductors and semiconductor equipment industry
• Stock selection in the consumer discretionary sector, led by positioning in the automobiles industry
• Stock selection in the health care sector, driven by holdings in health care providers and services companies
Top detractors to the Fund’s performance relative to the Russell 1000 Index:
• Stock selection and an overweight allocation to the energy sector
• Stock selection and an overweight allocation in financials
• Stock selection and an overweight allocation to the energy sector and selection within the industrials and business services sector
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (February 9, 2018 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITYSA

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (02/09/2018)
Class I - without sales charge	36.21	14.76	13.22
S&P 500 Index[1]	36.35	15.98	14.14
Russell 1000 Index	35.68	15.64	13.84
1	Effective July 24, 2024, the S&P 500 Index replaced the Russell 1000 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$2,456.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	561
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	70%
MM202912-309770	PAGE 2	TSR-AR-ITYSA

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Apple, Inc.	7.0%
Microsoft Corp.	6.3%
NVIDIA Corp.	5.6%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc. Class A	2.1%
Alphabet, Inc. Class A	2.1%
UnitedHealth Group, Inc.	1.8%
Eli Lilly & Co.	1.6%
Visa, Inc. Class A	1.6%
JP Morgan Chase & Co.	1.6%

Sectors (% of Total Investments)
Information Technology	28.8%
Health Care	13.6%
Financials	13.3%
Consumer Discretionary	10.0%
Industrials	9.3%
Communication Services	7.8%
Consumer Staples	6.2%
Energy	4.5%
Materials	3.0%
Utilities	2.2%
Real Estate	1.3%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective May 10, 2024, T. Rowe Price International Ltd was added as a sub-subadviser to the Fund.
Effective May 10, 2024, the Fund’s Principal Investment Strategies were updated to reflect that the Fund expects to allocate a portion of its assets to a passively managed strategy that uses a full replication approach to invest substantially all of the strategy’s assets in all of the stocks in the strategy’s index (currently the S&P 500 Index) in proportion to each stock’s weighting in the index. The Fund’s Principal Risks were also updated to include Indexing Risk and Passive Management Risk.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITYSA

MassMutual Select T. Rowe Price Real Assets Fund
Class I | MMRFX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Select T. Rowe Price Real Assets Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$0	0%
HOW DID THE FUND PERFORM?
The overall equity REIT market, as measured by the FTSE NAREIT All Equity REITs Index, delivered strong positive results during the trailing 1-year period, but trailed broad equity markets as measured by the MSCI All Country World Index. The lagging performance was largely driven by the twin headwinds of high interest rates and the lingering impacts of COVID-19.
The health care, office, self-storage, and retail sectors of the REIT market displayed the largest gains in the benchmark. Meanwhile, industrial, single-family residential, and hotel and resort REITS were the largest laggards in the period relative to broad equity markets. The single best quarter of performance during the period was the third quarter of 2024, which aligns with the first period in which the market witnessed the Federal Reserve cut rates by 50bps. Given the REIT total returns typically have a negative correlation to interest rates, Management believes that there is an opportunity for stronger performance going forward, assuming continued interest rate cuts.
Top contributors to the Fund’s performance relative to the MSCI ACWI:
• Stock selection within the global metals and mining sector
• Simon Property Group, Welltower, and Public Storage were among the largest positive contributors
Top detractors to the Fund’s performance relative to the MSCI ACWI:
• Stock selection within the real estate sector, driven particularly by holdings in U.S. real estate
• The Fund’s use of derivatives. Specifically, multi-asset overlays, which the Fund employs to efficiently implement desired positions. The Fund held currency forwards, index futures, warrants, interest rate futures, and rights. The estimated return impact from employing currency forwards was -12 bps, +34 bps from futures, -2 bps from options, a negligible return impact from rights and -3 bps from swaps
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (February 9, 2018 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITYRA

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (02/09/2018)
Class I - without sales charge	21.90	8.98	7.75
MSCI ACWI	31.76	12.19	9.86
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$320.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	308
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	55%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
BHP Group Ltd.	3.1%
Equinix, Inc.	2.8%
Prologis, Inc.	2.7%
Public Storage	2.2%
Freeport-McMoRan, Inc.	1.8%
Exxon Mobil Corp.	1.8%
Welltower, Inc.	1.7%
American Tower Corp.	1.6%
Simon Property Group, Inc.	1.5%
Glencore PLC	1.4%

Sectors (% of Total Investments)
Real Estate	38.4%
Materials	36.7%
Energy	17.0%
Industrials	1.6%
Exchange Traded Funds	1.5%
Utilities	1.0%
Consumer Discretionary	0.8%
Communication Services	0.3%
Information Technology	0.2%
Mutual Funds	0.1%

Largest Countries (% of Total Investments)
United States	60.6%
Canada	10.8%
Australia	7.8%
South Africa	2.5%
Brazil	2.5%
Japan	2.5%
United Kingdom	2.0%
France	1.4%
Mexico	0.8%
India	0.6%
MM202912-309770	PAGE 2	TSR-AR-ITYRA

HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective January 1, 2024, T. Rowe Price Australia Limited replaced T. Rowe Price Japan, Inc. as a sub-subadviser to the Fund.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITYRA

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund
Class I | MMBUX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$0	0%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 2500™ Index:
• Stock selection within the energy sector, driven by holdings in the oil, gas, and consumable fuels industry
• Stock selection within the consumer discretionary sector, led by holdings in the automobile components industry
• Stock selection within the information technology sector, led by holdings in the technology hardware, storage, and peripherals industry
Top detractors to the Fund’s performance relative to the Russell 2500 Index:
• Stock selection in the industrials and business services sector, driven by holdings in the trading companies and distributors industry
• Stock selection and an overweight to the health care sector
MM202912-309770	PAGE 1	TSR-AR-ITYUA

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (February 9, 2018 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (02/09/2018)
Class I - without sales charge	25.89	11.39	11.01
Russell 3000 Index[1]	35.19	15.26	13.44
Russell 2500 Index	26.17	10.43	8.95
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2500 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$625.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	735
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	42%
MM202912-309770	PAGE 2	TSR-AR-ITYUA

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
TechnipFMC PLC	1.1%
Esab Corp.	1.0%
Corning, Inc.	0.8%
Corpay, Inc.	0.8%
Marvell Technology, Inc.	0.8%
Saia, Inc.	0.8%
Hologic, Inc.	0.8%
Select Medical Holdings Corp.	0.7%
Veeva Systems, Inc. Class A	0.7%
Trade Desk, Inc. Class A	0.7%

Sectors (% of Total Investments)
Industrials	17.7%
Health Care	17.0%
Information Technology	14.8%
Financials	14.7%
Consumer Discretionary	9.2%
Energy	5.3%
Materials	5.1%
Real Estate	5.0%
Consumer Staples	3.3%
Utilities	3.0%
Communication Services	2.6%
Semiconductors	0.1%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITYUA

(b)	Not applicable.

Item 2. Code of Ethics.

As of September 30, 2024, the Registrant adopted a Code of Ethics that applies to the Principal Executive Officer, Principal Financial Officer, and other senior financial officers pursuant to the Sarbanes-Oxley Act of 2002. For the year ended September 30, 2024, there were no reportable amendments to any provision of the Code of Ethics and the Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code of Ethics. A copy of its Code of Ethics is filed with this Form N-CSR under Item 19(a)(1).

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that Nabil N. El-Hage, a member of the Audit Committee, is an audit committee financial expert as defined by the Securities and Exchange Commission (the “SEC”). Mr. El-Hage is “independent” as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4. Principal Accountant Fees and Services.

References below to Deloitte & Touche LLP include its affiliates where applicable.

(a)	AUDIT FEES: The aggregate fees billed to the Registrant for professional services rendered by its independent auditors, Deloitte & Touche LLP, for the audit of the Registrant’s annual financial statements for the fiscal years ended 2024 and 2023 were $1,595,084 and $1,673,256, respectively.

(b)	AUDIT-RELATED FEES: No such fees were billed to the Registrant by Deloitte & Touche LLP for the fiscal years ended 2024 and 2023. No such fees were billed to the Registrant’s adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant by Deloitte & Touche LLP* for the fiscal years ended 2024 and 2023.

(c)	TAX FEES: No such fees were billed to the Registrant by Deloitte & Touche LLP for the fiscal years ended 2024 and 2023. No such fees were billed to the Registrant’s adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant by Deloitte & Touche LLP* for the fiscal years ended 2024 and 2023.

(d)	ALL OTHER FEES: No such fees were billed to the Registrant by Deloitte & Touche LLP for the fiscal years ended 2024 and 2023. No such fees were billed to the Registrant’s adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant by Deloitte & Touche LLP* for the fiscal years ended 2024 and 2023.

(e)	(1) AUDIT COMMITTEE PRE-APPROVAL POLICY: All services to be performed for the Registrant by Deloitte & Touche LLP must be pre-approved by the audit committee. All services performed during the fiscal years ended 2024 and 2023 were pre-approved by the committee.

(2)	Not applicable.

(f)	Not applicable.

(g)	The aggregate non-audit fees billed by Deloitte & Touche LLP for services rendered to the Registrant, the Registrant’s adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant, for the fiscal years ended 2024 and 2023 were $760,661 and $692,517, respectively.

*	Refers to fees that were required to be approved by the audit committee for services that relate directly to the operations and financial reporting of the Registrant.

(h)	The audit committee considers whether the provision of non-audit services by Deloitte & Touche LLP to the Registrant’s adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining Deloitte & Touche LLP’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Please see portfolio of investments contained in the financial statements filed under Item 7 of this form N-CSR.

(b)	Not applicable.

Please note the Annual Financial Statements and Other Information only contains Items 7-11 of Form N-CSR. All items required by Form N-CSR are filed with the Securities and Exchange Commission.
This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for the applicable MassMutual Funds. Investors should consider a Fund’s investment objective, risks, and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

MassMutual Total Return Bond Fund — Portfolio of Investments

September 30, 2024

	Principal Amount	Value
Bonds & Notes — 107.7%
Bank Loans — 1.4%
Aerospace & Defense — 0.0%
TransDigm, Inc., 2024 Term Loan I, 3 mo. USD Term SOFR + 2.750% 7.354% VRN 8/24/28	$149,588	$149,488
Beverages — 0.1%
City Brewing Co. LLC
2024 First Lien First Out Roll Up Term Loan, 3 mo. USD Term SOFR + 3.500% 9.063% VRN 4/05/28	83,090	67,303
2024 First Lien Second Out PIK TL, 3 mo. USD Term SOFR + 3.500% 10.563% VRN 4/05/28	165,911	84,614
Naked Juice LLC
Term Loan, 3 mo. USD Term SOFR + 3.250% 7.954% VRN 1/24/29	385,216	314,313
2nd Lien Term Loan, 3 mo. USD Term SOFR + 6.000% 10.704% VRN 1/24/30	68,440	41,515
Triton Water Holdings, Inc., Term Loan, 3 mo. USD Term SOFR + 3.250% 8.115% VRN 3/31/28	67,212	67,068
		574,813
Chemicals — 0.0%
Chemours Co., 2023 USD Term Loan B, 1 mo. USD Term SOFR + 3.500% 8.345% VRN 8/18/28	166,187	166,031
Mativ Holdings, Inc., Delayed Draw Term Loan A, 1 mo. USD Term SOFR + 2.500% 7.445% VRN 5/06/27 (a)	44,880	44,319
		210,350
Commercial Services — 0.1%
Boost Newco Borrower, LLC, 2024 USD Term Loan B, 3 mo. USD Term SOFR + 2.500% 7.104% VRN 1/31/31	37,878	37,862
Pre-Paid Legal Services, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 3.750% 8.710% VRN 12/15/28	101,978	101,825
Spin Holdco, Inc., 2021 Term Loan, 3 mo. USD Term SOFR + 4.000% 9.256% VRN 3/04/28	226,854	197,742

	Principal Amount	Value
Trans Union LLC
2024 Term Loan B8, 1 mo. USD Term SOFR + 1.750% 6.595% VRN 6/24/31	$ 23,943	$ 23,889
2024 Term Loan B7, 1 mo. USD Term SOFR + 2.000% 6.845% VRN 12/01/28	80,910	80,822
TruGreen Ltd. Partnership, 2020 Term Loan, 1 mo. USD Term SOFR + 4.000% 8.845% VRN 11/02/27	56,318	54,346
		496,486
Computers — 0.0%
Indy US Bidco LLC, 2024 USD Term Loan B, 1 mo. USD Term SOFR + 4.750% 9.595% VRN 3/06/28	37,349	37,162
Cosmetics & Personal Care — 0.0%
Prestige Brands, Inc., 2021 Term Loan B5, 1 mo. USD Term SOFR + 2.000% 6.960% VRN 7/03/28	47,727	47,707
Diversified Financial Services — 0.1%
Avolon TLB Borrower 1 US LLC, 2023 Term Loan B6, 1 mo. USD Term SOFR + 2.000% 6.961% VRN 6/22/28	146,745	146,978
Deerfield Dakota Holding LLC, 2020 USD Term Loan B, 3 mo. USD Term SOFR + 3.750% 8.354% VRN 4/09/27	138,425	135,457
Jane Street Group LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.500% 7.460% VRN 1/26/28	133,776	133,623
		416,058
Electric — 0.0%
Alpha Generation LLC, Term Loan B, 1 mo. USD Term SOFR + 2.750%
7.595% VRN 9/19/31	115,389	115,368
Peer Holding III BV, 2024 USD Term Loan B5, 3 mo. USD Term SOFR + 3.000% 7.604% VRN 7/01/31	111,720	111,907
South Field LLC
Term Loan B, 3 mo. USD Term SOFR + 3.750% 8.354% VRN 8/29/31	30,231	30,332

The accompanying notes are an integral part of the financial statements.
1

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Term Loan C, 3 mo. USD Term SOFR + 3.750% 8.354% VRN 8/29/31	$1,854	$1,860
Vistra Operations Co. LLC, 1st Lien Term Loan B3, 1 mo. USD Term SOFR + 2.000% 6.845% VRN 12/20/30	22,334	22,330
		281,797
Electronics — 0.0%
II-VI, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.500% 7.345% VRN 7/02/29	28,526	28,499
Engineering & Construction — 0.0%
Artera Services LLC, 2024 Term Loan, 3 mo. USD Term SOFR + 4.500% 9.104% VRN 2/15/31	92,739	90,174
Entertainment — 0.1%
Caesars Entertainment, Inc., 2024 Term Loan B1, 1 mo. USD Term SOFR + 2.750% 7.595% VRN 2/06/31	164,350	164,145
Churchill Downs, Inc., 2021 Incremental Term Loan B1, 1 mo. USD Term SOFR + 2.000% 6.945% VRN 3/17/28	98,469	98,223
PENN Entertainment, Inc., 2022 Term Loan B, 1 mo. USD Term SOFR + 2.750% 7.705% VRN 5/03/29	52,136	52,214
Showtime Acquisition LLC, 2024 1st Lien Term Loan, 3 mo. USD Term SOFR + 4.750% 9.871% VRN 8/13/31	120,281	119,379
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, 1 mo. USD Term SOFR + 2.750% 7.710% VRN 5/18/25	216,045	215,978
		649,939
Environmental Controls — 0.0%
Clean Harbors, Inc., 2023 Term Loan, 1 mo. USD Term SOFR + 1.750% 6.710% VRN 10/09/28	160,529	160,770
Food — 0.0%
8th Avenue Food & Provisions, Inc., 2018 1st Lien Term Loan, 1 mo. USD Term SOFR + 3.750% 8.710% VRN 10/01/25	17,133	16,558

	Principal Amount	Value
United Natural Foods, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 4.750% 9.595% VRN 5/01/31	$140,955	$140,955
		157,513
Hand & Machine Tools — 0.0%
Alliance Laundry Systems LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.500% 8.345% VRN 8/19/31	80,234	80,289
Health Care - Products — 0.0%
Bausch & Lomb Corp., Term Loan, 1 mo. USD Term SOFR + 3.250% 8.270% VRN 5/10/27	153,341	152,632
Medline Borrower LP, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.750% 7.595% VRN 10/23/28	93,261	93,252
		245,884
Health Care - Services — 0.1%
Modivcare, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 4.750% 9.343% VRN 7/01/31	322,158	303,634
Star Parent, Inc., Term Loan B, 3 mo. USD Term SOFR + 3.750% 8.354% VRN 9/27/30	85,191	82,763
		386,397
Home Furnishing — 0.0%
AI Aqua Merger Sub, Inc., 2021 1st Lien Term Loan B, 1 mo. USD Term SOFR + 3.500% 8.357% VRN 7/31/28	52,922	52,842
Insurance — 0.2%
Acrisure LLC, 2024 Term Loan B Tranche Convertible, 1 mo. USD Term SOFR + 3.000% 7.961% VRN 2/16/27	218,163	217,195
AmWINS Group, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 2.250% 7.210% VRN 2/19/28	432,856	431,995
Asurion LLC
2020 Term Loan B8, 1 mo. USD Term SOFR + 3.250% 8.210% VRN 12/23/26	236,195	235,925
2022 Term Loan B10, 1 mo. USD Term SOFR + 4.000% 8.945% VRN 8/19/28	130,085	127,832

The accompanying notes are an integral part of the financial statements.
2

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
HUB International Ltd., 2024 1st Lien Term Loan B, 3 mo. USD Term SOFR + 3.000% 8.225% VRN 6/20/30	$75,913	$75,791
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, 3 mo. USD Term SOFR + 3.000% 8.252% VRN 7/31/31	39,918	39,828
		1,128,566
Internet — 0.1%
Arches Buyer, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 3.250% 8.195% VRN 12/06/27	63,592	60,889
Buzz Finco LLC, Term Loan B, 1 mo. USD Term SOFR + 2.750% 7.695% VRN 1/29/27	61,610	61,353
Gen Digital, Inc., 2021 Term Loan A, 1 mo. USD Term SOFR + 1.500% 6.445% VRN 9/10/27	181,993	181,516
Match Group, Inc., 2020 Term Loan B, 3 mo. USD Term SOFR + 1.750% 6.714% VRN 2/13/27	27,175	27,073
MH Sub I LLC, 2023 Term Loan, 1 mo. USD Term SOFR + 4.250% 9.095% VRN 5/03/28	43,926	43,618
PUG LLC, 2024 Extended Term Loan B, 1 mo. USD Term SOFR + 4.750% 9.595% VRN 3/15/30	40,518	40,400
Research Now Group, Inc., 2024 First Lien Second Out Term Loan, 3 mo. USD Term SOFR + 5.500% 10.603% VRN 10/15/28	49,378	45,490
		460,339
Leisure Time — 0.0%
Sabre GLBL, Inc., 2022 1st Lien Term Loan B, 1 mo. USD Term SOFR + 5.000% 9.945% VRN 6/30/28	34,956	33,121
Lodging — 0.0%
Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, 1 mo. USD Term SOFR + 1.750% 6.605% VRN 11/08/30	25,942	25,928
Media — 0.1%
Charter Communications Operating LLC, 2019 Term Loan B2, 3 mo. USD Term SOFR + 1.750% 6.343% VRN 2/01/27	95,238	95,124

	Principal Amount	Value
CSC Holdings LLC, 2019 Term Loan B5, 6 mo. USD LIBOR + 2.500% 7.173% VRN 4/15/27	$111,900	$102,149
Telenet Financing USD LLC, 2020 USD Term Loan AR, 1 mo. USD Term SOFR + 2.000% 7.211% VRN 4/30/28	65,220	62,774
Virgin Media Bristol LLC, USD Term Loan N, 1 mo. USD Term SOFR + 2.500% 7.711% VRN 1/31/28	129,989	124,247
		384,294
Office & Business Equipment — 0.0%
Xerox Holdings Corp., 2023 Term Loan B, 1 mo. USD Term SOFR + 4.000%, 3 mo. USD Term SOFR + 4.000% 8.604% - 8.845% VRN 11/17/29	49,603	49,343
Packaging & Containers — 0.1%
Berry Global, Inc., 2023 Term Loan AA, 3 mo. USD Term SOFR + 1.750% 7.055% VRN 7/01/29	568,795	570,171
Pharmaceuticals — 0.1%
Gainwell Acquisition Corp., Term Loan B, 3 mo. USD Term SOFR + 4.000% 8.704% VRN 10/01/27	218,750	207,720
Jazz Financing Lux SARL, 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 2.250% 7.095% VRN 5/05/28	373,194	372,694
		580,414
Real Estate Investment Trusts (REITS) — 0.1%
Healthpeak Properties, Inc.
2024 Term Loan A3, 0.000% VRN 3/01/29 (c)	460,173	447,518
Term Loan A2, 1 mo. USD Term SOFR + 1.600% 6.455% VRN 2/22/27	228,010	222,880
Term Loan A1, 1 mo. USD Term SOFR + 1.600% 6.455% VRN 8/20/27	228,010	222,879
		893,277
Retail — 0.0%
1011778 B.C. Unlimited Liability Co., 2024 Term Loan B6, 1 mo. USD Term SOFR + 1.750% 6.595% VRN 9/20/30	140,284	138,731

The accompanying notes are an integral part of the financial statements.
3

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
KFC Holding Co., 2021 Term Loan B, 1 mo. USD Term SOFR + 1.750% 6.879% VRN 3/15/28	$99,835	$100,085
		238,816
Software — 0.1%
Athenahealth Group, Inc., 2022 Term Loan B, 1 mo. USD Term SOFR + 3.250%
8.095% VRN 2/15/29	37,813	37,537
Banff Merger Sub, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 3.750% 9.005% VRN 7/30/31	111,507	111,209
Central Parent, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 3.250% 7.854% VRN 7/06/29	100,000	98,867
DTI Holdco, Inc., 2022 Term Loan, 1 mo. USD Term SOFR + 4.750% 9.595% VRN 4/26/29	22,618	22,679
EagleView Technology Corp., 2018 Add On Term Loan B, 3 mo. USD Term SOFR + 3.500% 8.366% VRN 8/14/25	298,895	283,908
Iron Mountain, Inc., 2023 Term Loan B, 1 mo. USD Term SOFR + 2.000% 6.845% VRN 1/31/31	68,643	68,128
RealPage, Inc., 1st Lien Term Loan, 1 mo. USD Term SOFR + 3.000% 7.960% VRN 4/24/28	45,540	44,174
Renaissance Holding Corp., 2024 Term Loan, 1 mo. USD Term SOFR + 4.250% 9.095% VRN 4/05/30	81,346	81,263
		747,765
Telecommunications — 0.1%
Altice France SA, 2023 USD Term Loan B14, 3 mo. USD Term SOFR + 5.500%
10.801% VRN 8/15/28	84,854	63,393
CCI Buyer, Inc., Term Loan, 3 mo. USD Term SOFR + 4.000% 8.604% VRN 12/17/27	74,233	74,082
SBA Senior Finance II LLC, 2024 Term Loan B, 0.000% VRN 1/25/31 (c)	78,463	78,481
Zayo Group Holdings, Inc., USD Term Loan, 1 mo. USD Term SOFR + 3.000% 7.970% VRN 3/09/27	283,790	258,782
		474,738
TOTAL BANK LOANS (Cost $9,830,021)		9,652,940

	Principal Amount	Value
Corporate Debt — 16.4%
Aerospace & Defense — 0.2%
Boeing Co.
5.805% 5/01/50	$860,000	$830,862
6.528% 5/01/34 (d)	405,000	434,672
		1,265,534
Agriculture — 0.2%
Imperial Brands Finance PLC
3.875% 7/26/29 (d)	50,000	48,276
6.125% 7/27/27 (d)	690,000	717,720
Reynolds American, Inc.
5.850% 8/15/45	425,000	425,198
		1,191,194
Banks — 4.4%
Bank of America Corp.
1 day USD SOFR + 1.370% 1.922% VRN 10/24/31	120,000	103,397
1 day USD SOFR + 1.060% 2.087% VRN 6/14/29	2,270,000	2,096,242
1 day USD SOFR + 1.050% 2.551% VRN 2/04/28	2,311,000	2,220,371
1 day USD SOFR + 2.150% 2.592% VRN 4/29/31	290,000	262,984
3 mo. USD Term SOFR + 1.837% 3.824% VRN 1/20/28	2,564,000	2,536,258
3 mo. USD Term SOFR + 1.332% 3.970% VRN 3/05/29	920,000	909,160
Citigroup, Inc.
1 day USD SOFR + 1.167% 2.561% VRN 5/01/32	325,000	285,650
1 day USD SOFR + 1.422% 2.976% VRN 11/05/30	500,000	465,306
1 day USD SOFR + 1.351% 3.057% VRN 1/25/33	470,000	419,789
Goldman Sachs Group, Inc.
1 day USD SOFR + 0.798% 1.431% VRN 3/09/27	2,610,000	2,496,505
1 day USD SOFR + 0.818% 1.542% VRN 9/10/27	485,000	459,642
1 day USD SOFR + 0.913% 1.948% VRN 10/21/27	1,550,000	1,477,636
HSBC Holdings PLC 1 day USD SOFR + 1.929% 2.099% VRN 6/04/26	1,480,000	1,451,846
JP Morgan Chase & Co.
1 day USD SOFR + 0.605% 1.561% VRN 12/10/25	1,890,000	1,875,645
1 day USD SOFR + 0.885% 1.578% VRN 4/22/27	1,320,000	1,264,519

The accompanying notes are an integral part of the financial statements.
4

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
1 day USD SOFR + 1.015% 2.069% VRN 6/01/29	$885,000	$818,788
1 day USD SOFR + 1.180% 2.545% VRN 11/08/32	190,000	167,132
3 mo. USD Term SOFR + 1.250% 2.580% VRN 4/22/32	255,000	227,418
3 mo. USD Term SOFR + 1.510% 2.739% VRN 10/15/30	540,000	500,260
3 mo. USD Term SOFR + 1.382% 4.005% VRN 4/23/29	410,000	405,626
1 day USD SOFR + 1.310% 5.012% VRN 1/23/30	315,000	323,065
JPMorgan Chase & Co. 3 mo. USD Term SOFR + 0.695% 1.040% VRN 2/04/27	50,000	47,803
Lloyds Banking Group PLC 3 mo. USD LIBOR + 1.205% 3.574% VRN 11/07/28	25,000	24,351
Morgan Stanley
1 day USD SOFR + 0.560% 1.164% VRN 10/21/25	2,885,000	2,879,142
1 day USD SOFR + 0.879% 1.593% VRN 5/04/27	910,000	870,768
PNC Financial Services Group, Inc.
1 day USD SOFR Index + 2.140% 6.037% VRN 10/28/33	485,000	524,013
1 day USD SOFR + 2.284% 6.875% VRN 10/20/34	130,000	148,847
Santander UK Group Holdings PLC
1 yr. CMT + 1.250% 1.532% VRN 8/21/26	295,000	286,275
1 day USD SOFR + 0.989% 1.673% VRN 6/14/27	340,000	323,411
1 day USD SOFR + 1.220% 2.469% VRN 1/11/28	285,000	271,492
US Bancorp 1 day USD SOFR + 1.600% 4.839% VRN 2/01/34	605,000	604,575
Wells Fargo & Co.
1 day USD SOFR + 2.100% 2.393% VRN 6/02/28	1,280,000	1,217,046
1 day USD SOFR + 1.500% 3.350% VRN 3/02/33	940,000	859,325
1 day USD SOFR + 2.100% 4.897% VRN 7/25/33	545,000	551,247
1 day USD SOFR + 1.740% 5.574% VRN 7/25/29	1,755,000	1,825,910
		31,201,444
Beverages — 0.1%
Diageo Capital BV
1.875% 6/08/34 EUR (b) (d)	375,000	374,445

	Principal Amount	Value
Pernod Ricard SA
3.625% 5/07/34 EUR (b) (d)	$300,000	$339,359
		713,804
Chemicals — 0.3%
International Flavors & Fragrances, Inc.
1.832% 10/15/27 (d)	85,000	78,718
2.300% 11/01/30 (d)	1,860,000	1,631,263
3.268% 11/15/40 (d)	350,000	268,164
		1,978,145
Commercial Services — 0.1%
Worldline SA, Convertible,
0.000% 7/30/26 EUR (b) (d)	370,000	373,767
Diversified Financial Services — 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.000% 10/29/28	640,000	604,568
Air Lease Corp.
3.250% 3/01/25	950,000	942,245
5.850% 12/15/27	505,000	526,559
Avolon Holdings Funding Ltd.
2.528% 11/18/27 (d)	859,000	802,139
2.875% 2/15/25 (d)	45,000	44,530
4.375% 5/01/26 (d)	815,000	806,855
Discover Financial Services
3.950% 11/06/24	150,000	149,782
		3,876,678
Electric — 1.9%
Alpha Generation LLC
6.750% 10/15/32 (d)	130,000	131,833
Amprion GmbH
0.625% 9/23/33 EUR (b) (d)	100,000	88,035
4.000% 5/21/44 EUR (b) (d)	200,000	224,815
Duke Energy Carolinas LLC
3.700% 12/01/47	538,000	430,974
Duke Energy Corp.
3.750% 4/01/31 EUR (b)	1,030,000	1,159,175
Duke Energy Florida LLC
5.875% 11/15/33	195,000	213,371
Duke Energy Progress LLC
5.250% 3/15/33	875,000	917,225
E.ON SE
3.500% 10/26/37 EUR (b)	100,000	109,806
Elia Group SA
3.875% 6/11/31 EUR (b) (d)	200,000	225,543
Elia Transmission Belgium SA
3.750% 1/16/36 EUR (b) (d)	200,000	226,908
Entergy Louisiana LLC
3.780% 4/01/25	1,250,000	1,242,787

The accompanying notes are an integral part of the financial statements.
5

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Eurogrid GmbH
0.741% 4/21/33 EUR (b) (d)	$300,000	$269,278
Eversource Energy
4.600% 7/01/27	735,000	739,599
5.950% 2/01/29	835,000	883,604
FirstEnergy Pennsylvania Electric Co.
4.000% 4/15/25 (d)	985,000	978,018
FirstEnergy Transmission LLC
2.866% 9/15/28 (d)	1,401,000	1,325,150
MidAmerican Energy Co.
4.400% 10/15/44	500,000	455,762
MVM Energetika Zrt
6.500% 3/13/31 (d)	250,000	259,602
Public Service Co. of Colorado
5.250% 4/01/53	370,000	373,063
Southwestern Electric Power Co.
3.250% 11/01/51	175,000	121,128
5.300% 4/01/33	1,000,000	1,032,101
TenneT Holding BV
2.750% 5/17/42 EUR (b) (d)	230,000	223,583
4.500% 10/28/34 EUR (b) (d)	175,000	213,987
Wisconsin Power & Light Co.
4.950% 4/01/33	1,535,000	1,567,151
		13,412,498
Electronics — 0.1%
Honeywell International, Inc.
3.750% 3/01/36 EUR (b)	545,000	615,361
4.125% 11/02/34 EUR (b)	205,000	241,126
		856,487
Engineering & Construction — 0.0%
Artera Services LLC
8.500% 2/15/31 (d)	260,000	257,458
Entertainment — 0.5%
Warnermedia Holdings, Inc.
5.050% 3/15/42	1,760,000	1,436,711
5.141% 3/15/52	3,001,000	2,314,595
		3,751,306
Food — 0.5%
ELO SACA
6.000% 3/22/29 EUR (b) (d)	600,000	619,201
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
6.500% 12/01/52	900,000	960,026
6.750% 3/15/34 (d)	823,000	911,799
Mondelez International, Inc.
0.750% 3/17/33 EUR (b)	365,000	332,462

	Principal Amount	Value
Pilgrim’s Pride Corp.
3.500% 3/01/32 (d)	$500,000	$443,949
		3,267,437
Gas — 0.4%
East Ohio Gas Co.
2.000% 6/15/30 (d)	495,000	431,105
KeySpan Gas East Corp.
5.819% 4/01/41 (d)	1,337,000	1,379,306
National Gas Transmission PLC
4.250% 4/05/30 EUR (b) (d)	375,000	436,391
Piedmont Natural Gas Co., Inc.
5.100% 2/15/35	300,000	304,162
		2,550,964
Health Care - Products — 0.1%
Medtronic Global Holdings SCA
3.375% 10/15/34 EUR (b)	300,000	339,481
Stryker Corp.
3.375% 9/11/32 EUR (b)	195,000	219,281
		558,762
Health Care - Services — 0.5%
Aetna, Inc.
3.500% 11/15/24	500,000	498,840
Catalent Pharma Solutions, Inc.
3.500% 4/01/30 (d)	380,000	373,789
CommonSpirit Health
3.347% 10/01/29	65,000	61,927
HCA, Inc.
5.250% 4/15/25	644,000	644,743
5.375% 9/01/26	590,000	596,388
Kedrion SpA
6.500% 9/01/29 (d)	565,000	536,750
Lonza Finance International NV
3.875% 4/24/36 EUR (b) (d)	325,000	372,926
ModivCare Escrow Issuer, Inc.
5.000% 10/01/29 (d) (e)	853,000	531,171
		3,616,534
Household Products & Wares — 0.1%
Central Garden & Pet Co.
5.125% 2/01/28	22,000	21,798
Spectrum Brands, Inc.
3.875% 3/15/31 (d)	421,000	368,583
		390,381
Insurance — 0.7%
Athene Global Funding
1.985% 8/19/28 (d)	1,185,000	1,075,272
3.205% 3/08/27 (d)	445,000	426,948

The accompanying notes are an integral part of the financial statements.
6

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Farmers Exchange Capital II 3 mo. USD Term SOFR + 4.006% 6.151% VRN 11/01/53 (d)	$350,000	$333,342
Farmers Exchange Capital III 3 mo. USD LIBOR + 3.454% 5.454% VRN 10/15/54 (d)	3,290,000	2,941,654
		4,777,216
Internet — 0.1%
Uber Technologies, Inc.
4.800% 9/15/34	1,105,000	1,103,469
Investment Companies — 0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
9.000% 6/15/30 (d)	620,000	625,124
Machinery - Diversified — 0.0%
OT Merger Corp.
7.875% 10/15/29 (d)	250,000	102,500
Media — 1.1%
Cable One, Inc.
4.000% 11/15/30 (d) (e)	162,000	129,134
CCO Holdings LLC/CCO Holdings Capital Corp.
4.750% 3/01/30 (d)	80,000	73,587
Charter Communications Operating LLC/Charter Communications Operating Capital
3.700% 4/01/51	1,335,000	852,248
3.750% 2/15/28	500,000	479,917
3.900% 6/01/52	1,289,000	845,126
4.800% 3/01/50	375,000	287,089
4.908% 7/23/25	255,000	254,583
5.375% 4/01/38	5,000	4,562
5.375% 5/01/47	180,000	151,133
5.750% 4/01/48	1,088,000	950,128
CSC Holdings LLC
5.375% 2/01/28 (d)	100,000	84,237
5.750% 1/15/30 (d)	124,000	64,187
6.500% 2/01/29 (d)	1,067,000	883,660
7.500% 4/01/28 (d)	80,000	53,476
11.250% 5/15/28 (d)	200,000	193,063
11.750% 1/31/29 (d)	212,000	204,917
Time Warner Cable LLC
5.500% 9/01/41	875,000	758,684
5.875% 11/15/40	360,000	326,460
VZ Secured Financing BV
5.000% 1/15/32 (d)	970,000	892,636
		7,488,827

	Principal Amount	Value
Mining — 0.0%
Corp. Nacional del Cobre de Chile
5.125% 2/02/33 (d)	$200,000	$199,586
Oil & Gas — 0.2%
Ecopetrol SA
8.875% 1/13/33	100,000	107,235
Occidental Petroleum Corp.
4.500% 7/15/44	400,000	325,176
Pertamina Persero PT
3.100% 8/27/30 (d)	675,000	619,515
Petroleos Mexicanos
6.625% 6/15/35	700,000	571,554
		1,623,480
Packaging & Containers — 0.4%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.125% 8/15/26 (d) (e)	120,000	108,173
5.250% 8/15/27 (d)	900,000	670,856
Berry Global, Inc.
1.650% 1/15/27	85,000	79,796
4.875% 7/15/26 (d)	273,000	272,564
5.500% 4/15/28	310,000	317,652
5.650% 1/15/34 (d)	570,000	585,176
Sealed Air Corp.
1.573% 10/15/26 (d)	1,200,000	1,126,567
		3,160,784
Pharmaceuticals — 0.9%
1375209 BC Ltd.
9.000% 1/30/28 (d) (e)	551,000	546,104
Bayer US Finance II LLC
4.375% 12/15/28 (d)	1,996,000	1,969,892
4.625% 6/25/38 (d)	1,310,000	1,190,908
Bayer US Finance LLC
6.500% 11/21/33 (d)	230,000	248,939
6.875% 11/21/53 (d)	865,000	969,370
Grifols SA
3.875% 10/15/28 EUR (b) (d)	630,000	651,788
Johnson & Johnson
3.550% 6/01/44 EUR (b)	200,000	227,279
MSD Netherlands Capital BV
3.700% 5/30/44 EUR (b)	420,000	472,834
		6,277,114
Pipelines — 0.0%
Galaxy Pipeline Assets Bidco Ltd.
2.160% 3/31/34 (d)	309,704	274,480
TransCanada PipeLines Ltd.
5.850% 3/15/36	50,000	53,088
		327,568

The accompanying notes are an integral part of the financial statements.
7

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Real Estate — 0.3%
Annington Funding PLC
2.308% 10/06/32 GBP (b) (d)	$335,000	$351,491
3.184% 7/12/29 GBP (b) (d)	100,000	120,713
3.685% 7/12/34 GBP (b) (d)	200,000	224,438
Blackstone Property Partners Europe Holdings SARL
1.000% 5/04/28 EUR (b) (d)	225,000	228,183
1.625% 4/20/30 EUR (b) (d)	135,000	133,171
1.750% 3/12/29 EUR (b) (d)	350,000	357,957
LEG Immobilien SE
1.500% 1/17/34 EUR (b) (d)	100,000	91,106
Vonovia SE
0.750% 9/01/32 EUR (b) (d)	400,000	357,636
2.250% 4/07/30 EUR (b) (d)	100,000	105,304
		1,969,999
Real Estate Investment Trusts (REITS) — 1.8%
American Assets Trust LP
3.375% 2/01/31	865,000	752,211
American Homes 4 Rent LP
3.625% 4/15/32	862,000	796,860
4.300% 4/15/52	350,000	289,548
American Tower Corp.
2.300% 9/15/31	1,050,000	903,481
2.700% 4/15/31	195,000	174,072
Crown Castle, Inc.
2.100% 4/01/31	777,000	664,603
Digital Intrepid Holding BV
0.625% 7/15/31 EUR (b) (d)	1,050,000	956,907
Extra Space Storage LP
2.400% 10/15/31	680,000	584,997
3.900% 4/01/29	670,000	654,297
GLP Capital LP/GLP Financing II, Inc.
4.000% 1/15/31	380,000	356,222
5.375% 4/15/26	715,000	717,896
Healthcare Realty Holdings LP
2.050% 3/15/31	106,000	87,180
2.400% 3/15/30	615,000	536,834
3.100% 2/15/30	195,000	179,171
3.625% 1/15/28	157,000	150,150
Hudson Pacific Properties LP
3.250% 1/15/30 (e)	385,000	291,901
4.650% 4/01/29 (e)	1,150,000	955,000
5.950% 2/15/28	15,000	13,756
Invitation Homes Operating Partnership LP
2.000% 8/15/31	1,084,000	909,800
5.500% 8/15/33	221,000	227,533

	Principal Amount	Value
LXP Industrial Trust
6.750% 11/15/28	$230,000	$246,067
Prologis Euro Finance LLC
4.250% 1/31/43 EUR (b)	710,000	803,690
Realty Income Corp.
5.125% 7/06/34 EUR (b)	685,000	841,680
VICI Properties LP
4.950% 2/15/30	135,000	135,799
5.625% 5/15/52	73,000	71,427
VICI Properties LP/VICI Note Co., Inc.
3.875% 2/15/29 (d)	190,000	181,969
4.125% 8/15/30 (d)	50,000	47,482
4.500% 1/15/28 (d)	135,000	133,173
4.625% 6/15/25 (d)	40,000	39,756
5.750% 2/01/27 (d)	10,000	10,172
		12,713,634
Retail — 0.2%
Ferrellgas LP/Ferrellgas Finance Corp.
5.875% 4/01/29 (d)	510,000	477,253
Michaels Cos., Inc.
5.250% 5/01/28 (d)	556,000	410,389
7.875% 5/01/29 (d)	339,000	197,218
Papa John’s International, Inc.
3.875% 9/15/29 (d) (e)	125,000	115,685
		1,200,545
Savings & Loans — 0.1%
Nationwide Building Society 1 day USD SOFR + 1.290% 2.972% VRN 2/16/28 (d) (e)	490,000	472,515
Software — 0.0%
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL
8.750% 5/01/29 (d)	70,000	71,552
Open Text Corp.
6.900% 12/01/27 (d)	125,000	131,846
		203,398
Telecommunications — 0.5%
Altice France SA
8.125% 2/01/27 (d) (e)	135,000	110,394
CommScope LLC
4.750% 9/01/29 (d)	175,000	147,000
Frontier Communications Holdings LLC
8.625% 3/15/31 (d)	355,000	382,722
Intelsat Jackson Holdings SA
6.500% 3/15/30 (d)	420,000	401,845

The accompanying notes are an integral part of the financial statements.
8

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
4.738% 9/20/29 (d)	$99,374	$99,114
5.152% 9/20/29 (d)	1,410,500	1,424,503
T-Mobile USA, Inc.
4.700% 1/15/35	1,185,000	1,180,845
		3,746,423
Water — 0.1%
Suez SACA
2.875% 5/24/34 EUR (b) (d)	400,000	419,019
TOTAL CORPORATE DEBT (Cost $117,755,974)		115,673,594
Municipal Obligations — 0.6%
Florida — 0.0%
County of Miami-Dade, FL, Aviation Revenue, Revenue Bonds, Series B,
2.707% 10/01/33	375,000	325,933
New York — 0.6%
City of New York, NY, General Obligation, Series A,
3.000% 8/01/34	945,000	834,230
New York City Transitional Finance Authority, NY, Future Tax Secured Revenue
Revenue Bonds, Series F3, 5.130% 2/01/35	1,033,000	1,071,945
Revenue Bonds, Series F3, 5.150% 2/01/36	1,033,000	1,067,488
New York State Dormitory Authority, Revenue Bonds, Series F,
5.628% 3/15/39	860,000	897,360
		3,871,023
TOTAL MUNICIPAL OBLIGATIONS
(Cost $4,333,145)		4,196,956
Non-U.S. Government Agency Obligations — 17.2%
Automobile Asset-Backed Securities — 0.3%
SBNA Auto Receivables Trust, Series 2024-A, Class A3
5.320% 12/15/28 (d)	2,000,000	2,019,838
Commercial Mortgage-Backed Securities — 3.1%
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL3, Class A, 1 mo. USD Term SOFR + 1.184%
6.281% FRN 8/15/34 (d)	1,047,901	1,042,673

	Principal Amount	Value
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR, Class AMP, 3.287% 11/05/32 (d)	$1,920,000	$1,873,631
Series 2018-PARK, Class A, 4.227% VRN 8/10/38 (d) (f)	1,280,000	1,226,976
BX Commercial Mortgage Trust
Series 2020-VIV4, Class A, 2.843% 3/09/44 (d)	2,870,000	2,600,127
Series 2024-KING, Class B, 1 mo. USD Term SOFR + 1.741% 6.837% FRN 5/15/34 (d)	1,199,000	1,191,146
BX Trust
Series 2019-OC11, Class A, 3.202% 12/09/41 (d)	420,000	389,980
Series 2019-OC11, Class B, 3.605% 12/09/41 (d)	1,110,000	1,032,034
Series 2019-OC11, Class E, 4.076% VRN 12/09/41 (d) (f)	700,000	626,874
Series 2022-VAMF, Class C, 1 mo. USD Term SOFR + 1.580% 6.677% FRN 1/15/39 (d)	1,057,000	1,046,441
Series 2022-PSB, Class D, 1 mo. USD Term SOFR + 4.693% 9.790% FRN 8/15/39 (d)	1,069,307	1,068,971
Century Plaza Towers
Series 2019-CPT, Class A, 2.865% 11/13/39 (d)	805,000	719,099
Series 2019-CPT, Class B, 3.097% VRN 11/13/39 (d) (f)	1,000,000	874,615
Citigroup Commercial Mortgage Trust, Series 2020-420K, Class D,
3.422% VRN 11/10/42 (d) (f)	700,000	611,447
DC Office Trust, Series 2019-MTC, Class A
2.965% 9/15/45 (d)	860,000	757,541
GWT Trust, Series 2024-WLF2, Class B, 1 mo. USD Term SOFR + 2.141%
7.237% FRN 5/15/41 (d)	1,532,000	1,533,434
Hudson Yards Mortgage Trust
Series 2019-55HY, Class A, 3.041% VRN 12/10/41 (d) (f)	860,000	782,683
Series 2019-30HY, Class A, 3.228% 7/10/39 (d)	880,000	814,163
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-OSB, Class A
3.397% 6/05/39 (d)	900,000	828,220

The accompanying notes are an integral part of the financial statements.
9

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
MKT Mortgage Trust, Series 2020-525M, Class A
2.694% 2/12/40 (d)	$570,000	$488,714
One Bryant Park Trust, Series 2019-OBP, Class A
2.516% 9/15/54 (d)	1,085,000	964,852
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class A2B,
4.144% VRN 1/05/43 (d) (f)	50,000	43,520
TTAN, Series 2021-MHC, Class E, 1 mo. USD Term SOFR + 2.514%
7.612% FRN 3/15/38 (d)	1,041,628	1,033,182
		21,550,323
Home Equity Asset-Backed Securities — 1.1%
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-W2, Class M1, 1 mo. USD Term SOFR + 0.849%
5.704% FRN 10/25/35	889,841	872,376
Countrywide Asset-Backed Certificates Trust
Series 2007-7, Class 1A, 1 mo. USD Term SOFR + 0.314% 5.169% FRN 10/25/47	2,388,103	2,276,661
Series 2004-5, Class M1, 1 mo. USD Term SOFR + 0.969% 5.824% FRN 8/25/34	39,399	39,108
Morgan Stanley Capital I, Inc. Trust
Series 2006-HE1, Class A4, 1 mo. USD Term SOFR + 0.694% 5.549% FRN 1/25/36	1,516,542	1,449,693
Series 2006-NC2, Class A2D, 1 mo. USD Term SOFR + 0.694% 5.549% FRN 2/25/36	754,209	748,418
Option One Mortgage Loan Trust, Series 2006-3, Class 1A1, 1 mo. USD Term SOFR + 0.394%
5.249% FRN 2/25/37	3,293,141	2,089,586
		7,475,842
Other Asset-Backed Securities — 4.3%
Allegro CLO X Ltd., Series 2019-1A, Class ARR, 3 mo. USD Term SOFR + 1.130%
6.256% FRN 4/20/32 (d)	1,800,000	1,800,587
AMMC CLO 15 Ltd., Series 2014-15A, Class AR3, 3 mo. USD Term SOFR + 1.382%
6.683% FRN 1/15/32 (d)	1,377,742	1,379,018

	Principal Amount	Value
AMMC CLO 30 Ltd., Series 2024-30A, Class A1, 3 mo. USD Term SOFR + 1.680%
6.971% FRN 1/15/37 (d)	$2,400,000	$2,419,450
Apidos CLO XXV Ltd., Series 2016-25A, Class A1R2, 3 mo. USD Term SOFR + 1.150%
6.432% FRN 10/20/31 (d)	1,773,943	1,774,298
Barings CLO Ltd., Series 2018-4A, Class A1R, 3 mo. USD Term SOFR + 1.150%
6.451% FRN 10/15/30 (d)	1,985,937	1,987,363
Clover CLO Ltd., Series 2019-2A, Class BR, 3 mo. USD Term SOFR + 1.862%
7.146% FRN 10/25/33 (d)	2,400,000	2,401,342
CyrusOne Data Centers Issuer I LLC, Series 2024-1A, Class A2
4.760% 3/22/49 (d)	2,270,000	2,224,494
DataBank Issuer LLC, Series 2021-2A, Class A2
2.400% 10/25/51 (d)	1,100,000	1,038,632
Dryden 45 Senior Loan Fund, Series 2016-45A, Class BRR, 3 mo. USD Term SOFR + 1.650%
6.242% FRN 10/15/30 (d)	1,850,000	1,850,327
OCP CLO Ltd., Series 2014-6A, Class A1R2, 3 mo. USD Term SOFR + 1.150%
6.436% FRN 10/17/30 (d)	1,373,411	1,374,077
Progress Residential Trust
Series 2021-SFR8, Class C, 1.931% 10/17/38 (d)	2,500,000	2,363,614
Series 2021-SFR10, Class F, 4.608% 12/17/40 (d)	1,098,055	1,026,735
Rad CLO 4 Ltd., Series 2019-4A, Class AR, 3 mo. USD Term SOFR + 1.230%
6.515% FRN 4/25/32 (d)	1,691,777	1,692,967
Rockford Tower CLO Ltd.
Series 2019-2A, Class AR2, 3 mo. USD Term SOFR + 1.130% 5.821% FRN 8/20/32 (d) (g)	3,700,000	3,700,655
Series 2019-1A, Class AR, 3 mo. USD Term SOFR + 1.382% 6.664% FRN 4/20/34 (d)	2,435,000	2,436,948
Vantage Data Centers Issuer LLC, Series 2020-1A, Class A2
1.645% 9/15/45 (d)	1,062,000	1,027,402
		30,497,909

The accompanying notes are an integral part of the financial statements.
10

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Student Loans Asset-Backed Securities — 0.7%
Nelnet Student Loan Trust, Series 2005-4, Class A4, 90 day USD SOFR Average + 0.442%
5.813% FRN 3/22/32	$1,456,092	$1,409,542
SLM Student Loan Trust, Series 2008-5, Class B, 90 day USD SOFR Average + 2.112%
7.471% FRN 7/25/73	3,735,000	3,745,197
		5,154,739
Whole Loan Collateral Collateralized Mortgage Obligations — 7.7%
Ajax Mortgage Loan Trust
Series 2019-F, Class A1, 2.860% STEP 7/25/59 (d)	1,278,818	1,238,562
Series 2022-B, Class A1, 3.500% STEP 3/27/62 (d)	2,368,309	2,285,285
American Home Mortgage Investment Trust, Series 2006-1, Class 12A1, 1 mo. USD Term SOFR + 0.514%
5.369% FRN 3/25/46	1,253,284	1,128,236
Bear Stearns ALT-A Trust, Series 2005-4, Class 25A1,
5.365% VRN 5/25/35 (f)	461,664	437,151
BINOM Securitization Trust, Series 2022-RPL1, Class A1,
3.000% VRN 2/25/61 (d) (f)	2,250,547	2,101,467
CIM Trust
Series 2021-J3, Class A1, 2.500% VRN 6/25/51 (d) (f)	4,873,513	4,098,891
Series 2023-NR1, Class A1, 6.000% STEP 6/25/62 (d)	2,704,123	2,688,501
COLT Mortgage Loan Trust, Series 2023-1, Class A1,
6.048% STEP 4/25/68 (d)	2,154,494	2,168,016
Credit Suisse Mortgage Trust
Series 2021-NQM6, Class A1, 1.174% VRN 7/25/66 (d) (f)	2,534,961	2,173,047
Series 2018-RPL9, Class A, 3.850% VRN 9/25/57 (d) (f)	1,313,336	1,271,161
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA3, Class A2, 1 mo. USD Term SOFR + 0.364%
5.469% FRN 7/25/47	2,680,168	2,359,577
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA9, Class 2A1,
6.076% VRN 11/25/35 (f)	977,743	842,768

	Principal Amount	Value
HarborView Mortgage Loan Trust
Series 2007-6, Class 1A1A, 1 mo. USD Term SOFR + 0.314% 5.279% FRN 8/19/37	$2,153,073	$1,827,517
Series 2007-3, Class 2A1A, 1 mo. USD Term SOFR + 0.514% 5.479% FRN 5/19/37	2,454,762	2,259,291
Series 2006-10, Class 1A1A, 1 mo. USD Term SOFR + 0.514% 5.856% FRN 11/19/36	2,427,790	1,951,022
HomeBanc Mortgage Trust, Series 2005-5, Class A1, 1 mo. USD Term SOFR + 0.634%
5.489% FRN 1/25/36	1,271,669	1,235,500
JP Morgan Mortgage Trust, Series 2005-A5, Class 1A2,
5.099% VRN 8/25/35 (f)	68,033	66,521
MASTR Adjustable Rate Mortgages Trust, Series 2004-3, Class 4A1,
4.953% VRN 4/25/34 (f)	432,819	395,178
OBX Trust
Series 2021-NQM4, Class A1, 1.957% VRN 10/25/61 (d) (f)	3,377,278	2,914,262
Series 2021-J3, Class A1, 2.500% VRN 10/25/51 (d) (f)	3,842,331	3,229,209
Preston Ridge Partners Mortgage LLC
Series 2022-1, Class A1, 3.720% STEP 2/25/27 (d)	3,009,468	2,976,783
Series 2021-5, Class A1, 4.793% STEP 6/25/26 (d)	2,916,880	2,887,807
Series 2021-6, Class A1, 4.793% STEP 7/25/26 (d)	1,114,734	1,103,258
Series 2022-4, Class A1, 5.000% STEP 8/25/27 (d)	731,045	723,926
RALI Trust, Series 2006-QA7, Class 2A1, 1 mo. USD Term SOFR + 0.484%
5.339% FRN 8/25/36	448,636	398,378
Residential Asset Securitization Trust, Series 2006-A14C, Class 1A1
6.250% 12/25/36	1,781,247	1,288,183
Structured Asset Mortgage Investments II Trust, Series 2006-AR1, Class 3A1, 1 mo. USD Term SOFR + 0.574%
5.429% FRN 2/25/36	1,250,410	1,055,185
VOLT CIII LLC, Series 2021-CF1, Class A1,
4.992% STEP 8/25/51 (d)	1,704,861	1,685,469

The accompanying notes are an integral part of the financial statements.
11

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2006-AR12, Class 1A4, 4.557% VRN 10/25/36 (f)	$3,461,542	$3,137,193
Series 2005-AR2, Class 2A1A, 1 mo. USD Term SOFR + 0.734% 5.589% FRN 1/25/45	361,679	361,324
Series 2005-7, Class 4CB, 7.000% 8/25/35	2,035,243	1,673,411
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR3, Class A4,
6.327% VRN 4/25/37 (f)	552,326	489,614
		54,451,693
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $121,189,297)		121,150,344
Sovereign Debt Obligations — 0.6%
Brazilian Government International Bond
6.125% 3/15/34	730,000	743,899
Colombia Government International Bond
3.125% 4/15/31	200,000	165,000
Costa Rica Government International Bond
6.550% 4/03/34 (d)	300,000	319,200
Dominican Republic International Bond
4.500% 1/30/30 (d)	440,000	420,105
Guatemala Government Bond
3.700% 10/07/33 (d)	300,000	257,082
Mexico Government International Bond
2.659% 5/24/31	213,000	182,853
4.750% 4/27/32	200,000	192,265
4.875% 5/19/33 (e)	200,000	191,599
Oman Government International Bond
6.750% 10/28/27 (d)	200,000	211,146
Panama Government International Bond
3.160% 1/23/30	225,000	201,043
6.400% 2/14/35	200,000	204,688
Paraguay Government International Bond
4.950% 4/28/31 (d)	200,000	199,437
Perusahaan Penerbit SBSN Indonesia III
2.800% 6/23/30 (d)	200,000	183,713
Republic of South Africa Government International Bond
5.875% 4/20/32	200,000	199,275

	Principal Amount	Value
Romanian Government International Bond
3.000% 2/14/31 (d)	$270,000	$235,504
		3,906,809
TOTAL SOVEREIGN DEBT OBLIGATIONS
(Cost $3,969,538)		3,906,809
U.S. Government Agency Obligations and Instrumentalities (h) — 38.5%
Collateralized Mortgage Obligations — 0.8%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K155, Class A3 3.750% 4/25/33	2,115,000	2,024,874
Federal National Mortgage Association REMICS
Series 2018-43, Class CT, 3.000% 6/25/48	474,152	428,958
Series 2018-54, Class KA, 3.500% 1/25/47	265,563	260,624
Series 2018-38, Class PA, 3.500% 6/25/47	488,195	475,762
Government National Mortgage Association REMICS
Series 2018-124, Class NW, 3.500% 9/20/48	436,731	405,703
Series 2019-15, Class GT, 3.500% 2/20/49	476,090	441,771
Series 2024-97, Class FW, 30 day USD SOFR Average + 1.150% 6.495% FRN 6/20/54	1,793,388	1,791,315
		5,829,007
Pass-Through Securities — 37.3%
Federal Home Loan Mortgage Corp.
Pool #SD8193 2.000% 2/01/52	3,791,887	3,140,370
Pool #SD8199 2.000% 3/01/52	9,095,135	7,532,421
Pool #QE0312 2.000% 4/01/52	1,823,144	1,508,185
Pool #SD8204 2.000% 4/01/52	2,198,413	1,820,685
Pool #RA4179 2.500% 12/01/50	1,985,582	1,715,458
Pool #SD8147 2.500% 5/01/51	2,975,353	2,586,384
Pool #SD8189 2.500% 1/01/52	2,113,592	1,828,035
Pool #SD8194 2.500% 2/01/52	3,478,557	3,007,499
Pool #SD8200 2.500% 3/01/52	2,082,964	1,799,592
Pool #SD8212 2.500% 5/01/52	3,663,444	3,165,059
Pool #G08710 3.000% 6/01/46	49,144	45,052
Pool #G08715 3.000% 8/01/46	1,053,992	966,246
Pool #G08721 3.000% 9/01/46	141,544	129,760
Pool #G08726 3.000% 10/01/46	1,904,949	1,746,361
Pool #G08732 3.000% 11/01/46	1,350,693	1,237,402

The accompanying notes are an integral part of the financial statements.
12

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #G08741 3.000% 1/01/47	$919,098	$842,008
Pool #SD8213 3.000% 5/01/52	1,291,741	1,159,857
Pool #SD3016 3.000% 6/01/52	1,998,567	1,801,388
Pool #SD8220 3.000% 6/01/52	3,578,195	3,212,871
Pool #G60038 3.500% 1/01/44	461,866	443,773
Pool #G07848 3.500% 4/01/44	3,524,958	3,384,902
Pool #G07924 3.500% 1/01/45	973,248	927,984
Pool #G60138 3.500% 8/01/45	2,029,021	1,939,728
Pool #G08711 3.500% 6/01/46	802,805	760,450
Pool #G08716 3.500% 8/01/46	1,156,399	1,095,389
Pool #G08792 3.500% 12/01/47	978,339	923,972
Pool #G67707 3.500% 1/01/48	1,328,061	1,267,125
Pool #G67711 4.000% 3/01/48	363,440	355,880
Pool #G67713 4.000% 6/01/48	948,790	926,681
Pool #G67714 4.000% 7/01/48	1,303,731	1,276,202
Pool #G67717 4.000% 11/01/48	1,156,253	1,131,838
Pool #SD3246 4.000% 8/01/52	3,741,261	3,594,016
Pool #SD5202 4.000% 10/01/52	3,686,092	3,543,265
Pool #SD8265 4.000% 11/01/52	3,881,304	3,728,486
Pool #G08843 4.500% 10/01/48	421,235	420,603
Pool #SD8257 4.500% 10/01/52	4,999,260	4,916,021
Pool #G08826 5.000% 6/01/48	142,302	145,019
Pool #G08844 5.000% 10/01/48	49,336	50,200
Federal National Mortgage Association
Pool #MA4093 2.000% 8/01/40	723,505	637,630
Pool #MA4176 2.000% 11/01/40	1,912,837	1,675,633
Pool #MA4333 2.000% 5/01/41	592,513	517,927
Pool #MA4158 2.000% 10/01/50	2,657,704	2,211,857
Pool #BT9728 2.000% 10/01/51	4,666,645	3,864,828
Pool #BQ6913 2.000% 12/01/51	3,948,000	3,269,659
Pool #CB2767 2.000% 1/01/52	3,832,601	3,188,460
Pool #CB2766 2.000% 2/01/52	2,580,035	2,152,862
Pool #FS1598 2.000% 4/01/52	3,848,024	3,186,861
Pool #MA4577 2.000% 4/01/52	7,660,338	6,336,967
Pool #FS8274 2.000% 4/01/52	2,291,763	1,897,996
Pool #FS6925 2.500% 12/01/51	2,397,245	2,071,117
Pool #MA4548 2.500% 2/01/52	3,502,667	3,028,344
Pool #MA4563 2.500% 3/01/52	8,315,836	7,184,526
Pool #MA1607 3.000% 10/01/33	1,389,722	1,339,470
Pool #BN7755 3.000% 9/01/49	1,486,484	1,357,480
Pool #MA3811 3.000% 10/01/49	428,315	385,121
Pool #BO2259 3.000% 10/01/49	2,645,547	2,411,819
Pool #MA4579 3.000% 4/01/52	3,490,162	3,142,823
Pool #BV8526 3.000% 5/01/52	4,091,018	3,673,336
Pool #AB4262 3.500% 1/01/32	887,004	872,540
Pool #MA1148 3.500% 8/01/42	1,942,700	1,851,372
Pool #CA0996 3.500% 1/01/48	68,809	65,171
Pool #MA3276 3.500% 2/01/48	151,909	143,308

	Principal Amount	Value
Pool #MA3305 3.500% 3/01/48	$512,961	$483,757
Pool #MA3332 3.500% 4/01/48	20,450	19,286
Pool #CA3633 3.500% 6/01/49	573,871	542,813
Pool #MA2995 4.000% 5/01/47	416,559	405,625
Pool #AS9830 4.000% 6/01/47	239,053	232,778
Pool #MA3027 4.000% 6/01/47	390,643	380,390
Pool #AS9972 4.000% 7/01/47	219,075	213,325
Pool #CB4121 4.000% 7/01/52	4,324,897	4,158,669
Pool #FS8864 4.000% 2/01/53	3,896,599	3,743,179
Pool #AL9106 4.500% 2/01/46	189,387	190,022
Pool #CA1710 4.500% 5/01/48	761,650	759,917
Pool #CA1711 4.500% 5/01/48	13,218	13,188
Pool #CA2208 4.500% 8/01/48	533,792	532,411
Pool #BW9897 4.500% 10/01/52	1,922,319	1,890,222
Pool #FS4233 4.500% 12/01/52	1,445,683	1,421,612
Pool #MA4840 4.500% 12/01/52	5,990,603	5,890,858
Pool #MA4917 4.500% 2/01/53	4,718,363	4,639,801
Pool #FS4701 4.500% 4/01/53	2,039,138	2,005,185
Pool #CB6854 4.500% 8/01/53	2,484,464	2,447,755
Pool #BY0545 5.000% 5/01/53	1,487,624	1,486,726
Pool #FS7252 5.000% 11/01/53	3,322,686	3,320,107
Government National Mortgage Association II
Pool #MA4126 3.000% 12/20/46	1,218,223	1,120,273
Pool #MA4836 3.000% 11/20/47	856,884	786,917
Pool #MA6209 3.000% 10/20/49	379,150	338,594
Pool #MA4127 3.500% 12/20/46	826,516	784,742
Pool #MA4382 3.500% 4/20/47	140,455	133,268
Pool #MA4719 3.500% 9/20/47	1,227,643	1,164,445
Pool #MA4837 3.500% 11/20/47	167,760	159,123
Pool #MA4962 3.500% 1/20/48	417,705	396,072
Pool #MA5019 3.500% 2/20/48	574,781	544,653
Pool #MA4838 4.000% 11/20/47	347,554	339,112
Pool #MA4901 4.000% 12/20/47	287,356	280,376
Pool #MA5078 4.000% 3/20/48	233,081	227,420
Pool #MA5466 4.000% 9/20/48	162,049	158,012
Pool #MA5528 4.000% 10/20/48	650,509	634,302
Pool #MA4264 4.500% 2/20/47	178,667	179,663
Pool #MA4512 4.500% 6/20/47	1,072,701	1,078,010
Pool #MA8347 4.500% 10/20/52	4,346,903	4,295,062
Pool #MA3666 5.000% 5/20/46	24,270	24,858
Pool #MA3806 5.000% 7/20/46	159,812	163,632
Pool #MA4072 5.000% 11/20/46	32,113	32,859
Pool #MA4454 5.000% 5/20/47	571,431	586,411
Government National Mortgage Association II, TBA
2.500% 10/20/54 (g)	10,875,000	9,579,088
4.000% 10/20/54 (g)	7,225,000	6,985,572
4.500% 10/20/54 (g)	7,275,000	7,182,347

The accompanying notes are an integral part of the financial statements.
13

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
5.000% 10/20/54 (g)	$10,000,000	$10,018,441
5.500% 10/20/54 (g)	5,125,000	5,174,639
Uniform Mortgage-Backed Security, TBA
2.000% 10/01/54 (g)	2,325,000	1,922,484
2.500% 10/01/54 (g)	3,200,000	2,761,375
3.000% 10/01/54 (g)	3,350,000	3,006,625
3.500% 10/01/54 (g)	16,550,000	15,416,712
4.000% 10/01/54 (g)	825,000	792,290
4.500% 10/01/54 (g)	6,250,000	6,144,287
5.000% 10/01/54 (g)	8,850,000	8,843,086
5.500% 10/01/54 (g)	10,750,000	10,875,557
		263,451,207
Whole Loans — 0.4%
Federal National Mortgage Association Connecticut Avenue Securities, Series 2022-R03, Class 1M2, 30 day USD SOFR Average + 3.500%
8.780% FRN 3/25/42 (d)	2,400,000	2,522,792
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $275,853,597)		271,803,006
U.S. Treasury Obligations — 33.0%
U.S. Treasury Bonds & Notes — 33.0%
U.S. Treasury Bonds
4.125% 8/15/44 (e)	44,320,000	43,973,608
4.250% 8/15/54	31,610,000	32,281,504
4.625% 5/15/44	2,615,000	2,771,948
U.S. Treasury Notes
3.375% 9/15/27	2,690,000	2,676,339
3.500% 9/30/26	56,229,000	56,070,901
3.500% 9/30/29	47,932,000	47,789,628
3.750% 8/31/26 (e)	4,120,000	4,126,346
3.875% 8/15/34	42,763,000	43,063,829
		232,754,103
TOTAL U.S. TREASURY OBLIGATIONS (Cost $232,062,036)		232,754,103
TOTAL BONDS & NOTES (Cost $764,993,608)		759,137,752

	Number of Shares	Value
Equities — 0.1%
Common Stock — 0.1%
Communication Services — 0.1%
Intelsat SA (i)	16,791	$517,381
TOTAL COMMON STOCK (Cost $1,575,355)		517,381
TOTAL EQUITIES (Cost $1,575,355)		517,381
TOTAL LONG-TERM INVESTMENTS (Cost $766,568,963)		759,655,133
Short-Term Investments — 2.1%
Investment of Cash Collateral from Securities Loaned — 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio (j)	3,182,115	3,182,115

	Principal Amount
Repurchase Agreement — 1.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/24, 1.520%, due 10/01/24 (k)	$11,958,932	11,958,932
TOTAL SHORT-TERM INVESTMENTS (Cost $15,141,047)		15,141,047
TOTAL INVESTMENTS — 109.9% (Cost $781,710,010) (l)		774,796,180
Other Assets/ (Liabilities) — (9.9)%		(69,509,253)
NET ASSETS — 100.0%		$705,286,927

Abbreviation Legend

CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
LIBOR	London InterBank Offered Rate
PIK	Payment in kind
REMICS	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
STEP	Step Coupon Bond
TBA	To Be Announced
VRN	Variable Rate Note

The accompanying notes are an integral part of the financial statements.
14

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)
Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)
This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At September 30, 2024, these securities amounted to a value of $44,319 or 0.01% of net assets.

(b)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(c)	All or a portion of the security represents unsettled bank loan commitments at September 30, 2024, where the rate will be determined at time of settlement.
(d)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At September 30, 2024, the aggregate market value of these securities amounted to $134,429,949 or 19.06% of net assets.

(e)
Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2024, was $35,903,534 or 5.09% of net assets. The Fund received $33,614,748 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(f)
Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at September 30, 2024.

(g)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(h)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(i)	Non-income producing security.
(j)	Represents investment of security lending cash collateral. (Note 2).
(k)
Maturity value of $11,959,437. Collateralized by U.S. Government Agency obligations with a rate of 2.125%, maturity date of 2/15/54, and an aggregate market value, including accrued interest, of $12,198,305.

(l)	See Note 6 for aggregate cost for federal tax purposes.
Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.*	10/02/24	EUR	197,116	USD	219,639	$(219)
Bank of America N.A.*	10/11/24	USD	887,571	EUR	803,000	(6,607)
Bank of America N.A.*	10/11/24	EUR	83,000	USD	90,089	2,335
Bank of New York*	10/11/24	USD	179,357	EUR	161,000	77
Citibank N.A.*	10/11/24	USD	685,675	GBP	535,000	(29,592)
Citibank N.A.*	10/11/24	USD	11,594,311	EUR	10,650,000	(264,963)
Citibank N.A.*	10/11/24	EUR	1,409,000	USD	1,550,507	18,480
Citibank N.A.*	10/11/24	GBP	90,000	USD	118,385	1,941
Goldman Sachs International*	10/11/24	USD	118,122	GBP	91,000	(3,541)
Goldman Sachs International*	10/11/24	USD	1,819,594	EUR	1,639,000	(5,510)
Goldman Sachs International*	10/11/24	EUR	401,000	USD	441,885	4,647
						$ (282,952)

The accompanying notes are an integral part of the financial statements.
15

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)
Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
U.S. Treasury Note 2 Year	12/31/24	718	$149,190,864	$ 327,027
U.S. Treasury Note 5 Year	12/31/24	802	87,850,030	275,986
				$603,013
Short
Euro-BOBL	12/06/24	20	$(2,650,961)	$(21,711)
Euro-Bund	12/06/24	50	(7,465,452)	(43,854)
Euro-BUXL 30 Year Bond	12/06/24	7	(1,060,333)	(1,567)
U.S. Treasury Note 10 Year	12/19/24	66	(7,543,008)	445
UK Long Gilt	12/27/24	4	(531,370)	4,986
				$(61,701)

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate/Reference	Frequency	Rate/Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Fixed 3.520%	Annually	12-Month USD SOFR	Annually	12/20/53	USD	4,836,000	$ (179,394)	$ —	$ (179,394)

* Contracts are subject to a master netting agreement or similar agreement.
Currency Legend

EUR	Euro
GBP	British Pound
USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.
16

MassMutual Diversified Value Fund — Portfolio of Investments

September 30, 2024

	Number of Shares	Value
Equities — 97.9%
Common Stock — 97.9%
Communication Services — 5.9%
AT&T, Inc.	453,500	$9,977,000
Comcast Corp. Class A	233,600	9,757,472
Fox Corp. Class A	22,200	939,726
Interpublic Group of Cos., Inc.	23,700	749,631
Match Group, Inc. (a)	7,300	276,232
Omnicom Group, Inc.	14,500	1,499,155
Verizon Communications, Inc.	266,500	11,968,515
Walt Disney Co.	24,700	2,375,893
		37,543,624
Consumer Discretionary — 8.3%
ADT, Inc.	51,300	370,899
AutoNation, Inc. (a)	5,400	966,168
AutoZone, Inc. (a)	910	2,866,536
Best Buy Co., Inc.	13,600	1,404,880
CarMax, Inc. (a)	9,700	750,586
Crocs, Inc. (a)	3,900	564,759
Darden Restaurants, Inc.	7,300	1,198,149
Dick's Sporting Goods, Inc.	2,100	438,270
DR Horton, Inc.	23,300	4,444,941
eBay, Inc.	31,800	2,070,498
Expedia Group, Inc. (a)	7,900	1,169,358
Ford Motor Co.	256,400	2,707,584
General Motors Co.	76,400	3,425,776
Gentex Corp.	13,800	409,722
Genuine Parts Co.	8,800	1,229,184
H&R Block, Inc.	9,100	578,305
Hasbro, Inc.	9,100	658,112
Lennar Corp. Class A	17,800	3,337,144
Lithia Motors, Inc.	900	285,876
Lowe's Cos., Inc.	48,400	13,109,140
MGM Resorts International (a)	19,700	770,073
Murphy USA, Inc.	1,150	566,801
NVR, Inc. (a)	150	1,471,770
Penske Automotive Group, Inc.	4,200	682,164
PulteGroup, Inc.	17,600	2,526,128
Ralph Lauren Corp.	2,700	523,449
Service Corp. International	11,500	907,695
Skechers USA, Inc. Class A (a)	8,200	548,744
Tapestry, Inc.	14,900	700,002
Toll Brothers, Inc.	3,000	463,470
TopBuild Corp. (a)	900	366,129
Williams-Sonoma, Inc.	7,300	1,130,916
		52,643,228

	Number of Shares	Value
Consumer Staples — 6.2%
Altria Group, Inc.	110,100	$5,619,504
BJ’s Wholesale Club Holdings, Inc. (a)	3,900	321,672
Bunge Global SA	5,500	531,520
Campbell Soup Co.	18,700	914,804
Coca-Cola Consolidated, Inc.	520	684,528
Conagra Brands, Inc.	30,200	982,104
Constellation Brands, Inc. Class A	2,500	644,225
General Mills, Inc.	33,600	2,481,360
Hormel Foods Corp.	7,500	237,750
Ingredion, Inc.	4,200	577,206
Kimberly-Clark Corp.	18,300	2,603,724
Kraft Heinz Co.	66,500	2,334,815
Kroger Co.	37,500	2,148,750
Philip Morris International, Inc.	98,300	11,933,620
Sysco Corp.	31,400	2,451,084
Target Corp.	29,300	4,566,698
		39,033,364
Energy — 7.3%
Antero Midstream Corp.	28,700	431,935
Baker Hughes Co.	44,800	1,619,520
Cheniere Energy, Inc.	14,200	2,553,728
Chevron Corp.	94,100	13,858,107
ConocoPhillips	66,900	7,043,232
Devon Energy Corp.	38,100	1,490,472
DT Midstream, Inc. (a)	2,700	212,382
EOG Resources, Inc.	38,100	4,683,633
Kinder Morgan, Inc.	140,700	3,108,063
Marathon Oil Corp.	36,900	982,647
Marathon Petroleum Corp.	22,100	3,600,311
Phillips 66	26,600	3,496,570
Valero Energy Corp.	21,200	2,862,636
		45,943,236
Financials — 30.0%
Aflac, Inc.	35,700	3,991,260
Ally Financial, Inc.	14,800	526,732
American Express Co.	39,300	10,658,160
American Financial Group, Inc.	4,800	646,080
American International Group, Inc.	36,100	2,643,603
Ameriprise Financial, Inc.	5,810	2,729,596
Apollo Global Management, Inc.	30,900	3,859,719
Arch Capital Group Ltd. (a)	20,300	2,271,164
Assurant, Inc.	3,000	596,580
Bank of America Corp.	426,300	16,915,584
Bank of New York Mellon Corp.	45,400	3,262,444
Capital One Financial Corp.	19,100	2,859,843
Carlyle Group, Inc.	19,700	848,282
Chubb Ltd.	23,000	6,632,970

The accompanying notes are an integral part of the financial statements.
17

MassMutual Diversified Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Cincinnati Financial Corp.	8,800	$1,197,856
Citigroup, Inc.	96,500	6,040,900
Citizens Financial Group, Inc.	24,600	1,010,322
Commerce Bancshares, Inc.	6,900	409,860
Corpay, Inc. (a)	3,900	1,219,764
Cullen/Frost Bankers, Inc.	2,700	302,022
Discover Financial Services	14,800	2,076,292
East West Bancorp, Inc.	7,600	628,824
Equitable Holdings, Inc.	22,700	954,081
Everest Group Ltd.	600	235,098
Fidelity National Financial, Inc.	14,900	924,694
Fifth Third Bancorp	30,200	1,293,768
First Citizens BancShares, Inc. Class A	777	1,430,418
First Horizon Corp.	15,000	232,950
Fiserv, Inc. (a)	27,200	4,886,480
Goldman Sachs Group, Inc.	18,200	9,011,002
Hartford Financial Services Group, Inc.	18,200	2,140,502
Huntington Bancshares, Inc.	79,300	1,165,710
JP Morgan Chase & Co.	149,700	31,565,742
KeyCorp.	29,500	494,125
Loews Corp.	14,200	1,122,510
LPL Financial Holdings, Inc.	4,200	977,046
M&T Bank Corp.	7,600	1,353,712
Markel Group, Inc. (a)	670	1,050,949
MetLife, Inc.	46,300	3,818,824
Morgan Stanley	91,100	9,496,264
Northern Trust Corp.	11,200	1,008,336
Old Republic International Corp.	16,300	577,346
PayPal Holdings, Inc. (a)	56,900	4,439,907
PNC Financial Services Group, Inc.	21,500	3,974,275
Primerica, Inc.	1,800	477,270
Principal Financial Group, Inc.	14,600	1,254,140
Progressive Corp.	13,600	3,451,136
Prudential Financial, Inc.	20,300	2,458,330
Raymond James Financial, Inc.	11,200	1,371,552
Regions Financial Corp.	49,900	1,164,167
Reinsurance Group of America, Inc.	3,300	718,971
Robinhood Markets, Inc. Class A (a)	21,100	494,162
SEI Investments Co.	6,900	477,411
State Street Corp.	18,400	1,627,848
Stifel Financial Corp.	5,500	516,450
Synchrony Financial	23,300	1,162,204
T. Rowe Price Group, Inc.	12,200	1,328,946
Travelers Cos., Inc.	23,400	5,478,408
Unum Group	10,900	647,896
W. R. Berkley Corp.	21,800	1,236,714
Webster Financial Corp.	9,400	438,134
Wells Fargo & Co.	190,000	10,733,100
Willis Towers Watson PLC	5,500	1,619,915
		190,138,350

	Number of Shares	Value
Health Care — 16.3%
AbbVie, Inc.	111,600	$22,038,768
Bio-Rad Laboratories, Inc. Class A (a)	1,500	501,870
Cardinal Health, Inc.	15,100	1,668,852
Cencora, Inc.	13,900	3,128,612
Centene Corp. (a)	29,300	2,205,704
Cigna Group	18,200	6,305,208
DaVita, Inc. (a)	5,500	901,615
Elevance Health, Inc.	16,130	8,387,600
Gilead Sciences, Inc.	17,000	1,425,280
HCA Healthcare, Inc.	21,650	8,799,209
Henry Schein, Inc. (a)	7,800	568,620
Johnson & Johnson	107,400	17,405,244
Labcorp Holdings, Inc.	6,400	1,430,272
McKesson Corp.	10,840	5,359,513
Medtronic PLC	81,100	7,301,433
Merck & Co., Inc.	71,100	8,074,116
Molina Healthcare, Inc. (a)	1,800	620,208
Quest Diagnostics, Inc.	9,100	1,412,775
Teleflex, Inc.	3,000	741,960
Tenet Healthcare Corp. (a)	5,100	847,620
United Therapeutics Corp. (a)	3,000	1,075,050
Universal Health Services, Inc. Class B	4,800	1,099,248
Viatris, Inc.	75,800	880,038
Zimmer Biomet Holdings, Inc.	13,000	1,403,350
		103,582,165
Industrials — 12.4%
Acuity Brands, Inc.	2,100	578,319
Allegion PLC	5,500	801,570
Allison Transmission Holdings, Inc.	5,700	547,599
Builders FirstSource, Inc. (a)	7,900	1,531,494
CACI International, Inc. Class A (a)	790	398,602
Caterpillar, Inc.	30,900	12,085,608
CSX Corp.	123,800	4,274,814
Cummins, Inc.	8,500	2,752,215
Deere & Co.	14,800	6,176,484
Delta Air Lines, Inc.	40,800	2,072,232
Dover Corp.	7,000	1,342,180
FedEx Corp.	15,800	4,324,144
Fortune Brands Innovations, Inc.	7,300	653,569
Huntington Ingalls Industries, Inc.	2,700	713,826
Johnson Controls International PLC	34,200	2,654,262
L3Harris Technologies, Inc.	11,500	2,735,505
Leidos Holdings, Inc.	8,500	1,385,500
Lockheed Martin Corp.	14,420	8,429,355
Masco Corp.	17,000	1,426,980
Middleby Corp. (a)	3,000	417,390
Oshkosh Corp.	4,200	420,882

The accompanying notes are an integral part of the financial statements.
18

MassMutual Diversified Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Owens Corning	7,000	$1,235,640
PACCAR, Inc.	33,000	3,256,440
RTX Corp.	78,130	9,466,231
Science Applications International Corp.	2,100	292,467
Snap-on, Inc.	3,300	956,043
Textron, Inc.	15,100	1,337,558
U-Haul Holding Co. (UHAL US) (a) (b)	900	69,732
U-Haul Holding Co. (UHAL/B US)	12,700	914,400
UFP Industries, Inc.	3,900	511,719
United Airlines Holdings, Inc. (a)	20,800	1,186,848
United Rentals, Inc.	3,990	3,230,823
WESCO International, Inc.	3,300	554,334
		78,734,765
Information Technology — 4.4%
Amkor Technology, Inc.	13,300	406,980
Arrow Electronics, Inc. (a)	4,500	597,735
Cisco Systems, Inc.	112,600	5,992,572
Cognizant Technology Solutions Corp. Class A	31,500	2,431,170
F5, Inc. (a)	3,900	858,780
Gen Digital, Inc.	39,600	1,086,228
Hewlett Packard Enterprise Co.	84,400	1,726,824
HP, Inc.	84,800	3,041,776
International Business Machines Corp.	43,300	9,572,764
ON Semiconductor Corp. (a)	12,100	878,581
Skyworks Solutions, Inc.	8,800	869,176
TD SYNNEX Corp.	5,800	696,464
		28,159,050
Materials — 2.9%
Amcor PLC	92,000	1,042,360
Berry Global Group, Inc.	6,600	448,668
Celanese Corp.	5,700	774,972
CF Industries Holdings, Inc.	9,700	832,260
Commercial Metals Co.	2,400	131,904
Crown Holdings, Inc.	9,100	872,508
Dow, Inc.	44,400	2,425,572
Eagle Materials, Inc.	2,100	604,065
Eastman Chemical Co.	7,600	850,820
Graphic Packaging Holding Co.	19,500	577,005
International Paper Co.	17,900	874,415
LyondellBasell Industries NV Class A	20,600	1,975,540
Nucor Corp.	19,700	2,961,698
PPG Industries, Inc.	6,000	794,760
Reliance, Inc.	3,900	1,127,919
Steel Dynamics, Inc.	13,900	1,752,512
		18,046,978

	Number of Shares	Value
Utilities — 4.2%
Consolidated Edison, Inc.	21,800	$2,270,034
Dominion Energy, Inc.	53,400	3,085,986
Duke Energy Corp.	48,700	5,615,110
Edison International	17,800	1,550,202
Evergy, Inc.	14,900	923,949
NRG Energy, Inc.	13,300	1,211,630
OGE Energy Corp.	12,700	520,954
Pinnacle West Capital Corp.	7,000	620,130
PPL Corp.	46,900	1,551,452
Public Service Enterprise Group, Inc.	34,000	3,033,140
Sempra	33,300	2,784,879
Southern Co.	30,600	2,759,508
WEC Energy Group, Inc.	9,100	875,238
		26,802,212
TOTAL COMMON STOCK (Cost $539,394,760)		620,626,972
TOTAL EQUITIES (Cost $539,394,760)		620,626,972
Exchange-Traded Funds — 1.6%
iShares Russell 1000 Value ETF	55,100	10,457,980
TOTAL EXCHANGE-TRADED FUNDS (Cost $10,330,756)		10,457,980
TOTAL LONG-TERM INVESTMENTS (Cost $549,725,516)		631,084,952

	Principal Amount
Short-Term Investments — 0.4%
Repurchase Agreement — 0.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/24, 1.520%, due 10/01/24 (c)	$2,547,285	2,547,285
TOTAL SHORT-TERM INVESTMENTS (Cost $2,547,285)		2,547,285
TOTAL INVESTMENTS — 99.9% (Cost $552,272,801) (d)		633,632,237
Other Assets/(Liabilities) — 0.1%		504,985
NET ASSETS — 100.0%		$634,137,222

The accompanying notes are an integral part of the financial statements.
19

MassMutual Diversified Value Fund — Portfolio of Investments (Continued)
Abbreviation Legend

ETF	Exchange-Traded Fund

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2024, was $69,035 or 0.01% of net assets. The Fund received $71,170 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)
Maturity value of $2,547,392. Collateralized by U.S. Government Agency obligations with a rate of 0.750%, maturity date of 5/31/26, and an aggregate market value, including accrued interest, of $2,598,244.

(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
20

MM S&P 500® Index Fund — Portfolio of Investments

September 30, 2024

	Number of Shares	Value
Equities — 99.8%
Common Stock — 99.8%
Communication Services — 8.9%
Alphabet, Inc. Class A	285,071	$47,279,025
Alphabet, Inc. Class C	233,695	39,071,467
AT&T, Inc.	348,979	7,677,538
Charter Communications, Inc. Class A (a)	4,721	1,529,982
Comcast Corp. Class A	187,955	7,850,880
Electronic Arts, Inc.	11,667	1,673,514
Fox Corp. Class A	11,096	469,694
Fox Corp. Class B	6,072	235,594
Interpublic Group of Cos., Inc.	18,158	574,338
Live Nation Entertainment, Inc. (a)	7,616	833,876
Match Group, Inc. (a)	12,430	470,351
Meta Platforms, Inc. Class A	106,300	60,850,372
Netflix, Inc. (a)	20,881	14,810,267
News Corp. Class A	18,045	480,538
News Corp. Class B	5,745	160,573
Omnicom Group, Inc.	9,654	998,127
Paramount Global Class B	28,903	306,950
T-Mobile US, Inc.	23,843	4,920,241
Take-Two Interactive Software, Inc. (a)	7,891	1,212,926
Verizon Communications, Inc.	204,839	9,199,319
Walt Disney Co.	88,250	8,488,767
Warner Bros Discovery, Inc. (a)	108,222	892,832
		209,987,171
Consumer Discretionary — 10.1%
Airbnb, Inc. Class A (a)	21,403	2,714,114
Amazon.com, Inc. (a)	454,518	84,690,339
Aptiv PLC (a)	13,115	944,411
AutoZone, Inc. (a)	831	2,617,683
Best Buy Co., Inc.	9,547	986,205
Booking Holdings, Inc.	1,631	6,869,968
BorgWarner, Inc.	11,058	401,295
Caesars Entertainment, Inc. (a)	10,187	425,205
CarMax, Inc. (a)	7,702	595,981
Carnival Corp. (a)	48,648	899,015
Chipotle Mexican Grill, Inc. (a)	66,624	3,838,875
Darden Restaurants, Inc.	5,729	940,301
Deckers Outdoor Corp. (a)	7,417	1,182,641
Domino’s Pizza, Inc.	1,720	739,841
DR Horton, Inc.	14,275	2,723,242
eBay, Inc.	23,784	1,548,576
Expedia Group, Inc. (a)	6,110	904,402
Ford Motor Co.	191,324	2,020,381
Garmin Ltd.	7,469	1,314,768

	Number of Shares	Value
General Motors Co.	54,581	$2,447,412
Genuine Parts Co.	6,846	956,249
Hasbro, Inc.	6,447	466,247
Hilton Worldwide Holdings, Inc.	12,000	2,766,000
Home Depot, Inc.	48,250	19,550,900
Las Vegas Sands Corp.	17,256	868,667
Lennar Corp. Class A	11,754	2,203,640
LKQ Corp.	12,762	509,459
Lowe’s Cos., Inc.	27,728	7,510,129
Lululemon Athletica, Inc. (a)	5,553	1,506,806
Marriott International, Inc. Class A	11,383	2,829,814
McDonald’s Corp.	34,917	10,632,576
MGM Resorts International (a)	11,255	439,958
Mohawk Industries, Inc. (a)	2,627	422,106
NIKE, Inc. Class B	58,469	5,168,660
Norwegian Cruise Line Holdings Ltd. (a) (b)	21,315	437,171
NVR, Inc. (a)	150	1,471,770
O’Reilly Automotive, Inc. (a)	2,821	3,248,664
Pool Corp.	1,840	693,312
PulteGroup, Inc.	10,083	1,447,213
Ralph Lauren Corp.	1,874	363,312
Ross Stores, Inc.	16,213	2,440,219
Royal Caribbean Cruises Ltd.	11,518	2,042,832
Starbucks Corp.	55,147	5,376,281
Tapestry, Inc.	11,058	519,505
Tesla, Inc. (a)	134,993	35,318,219
TJX Cos., Inc.	54,981	6,462,467
Tractor Supply Co.	5,241	1,524,764
Ulta Beauty, Inc. (a)	2,352	915,210
Wynn Resorts Ltd.	4,606	441,623
Yum! Brands, Inc.	13,675	1,910,534
		239,248,962
Consumer Staples — 5.9%
Altria Group, Inc.	82,996	4,236,116
Archer-Daniels-Midland Co.	23,250	1,388,955
Brown-Forman Corp. Class B	9,059	445,703
Bunge Global SA	6,834	660,438
Campbell Soup Co.	9,523	465,865
Church & Dwight Co., Inc.	11,885	1,244,597
Clorox Co.	6,018	980,392
Coca-Cola Co.	188,714	13,560,988
Colgate-Palmolive Co.	39,691	4,120,323
Conagra Brands, Inc.	23,426	761,814
Constellation Brands, Inc. Class A	7,618	1,963,082
Costco Wholesale Corp.	21,570	19,122,236
Dollar General Corp.	10,628	898,810
Dollar Tree, Inc. (a)	9,818	690,402

The accompanying notes are an integral part of the financial statements.
21

MM S&P 500® Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Estee Lauder Cos., Inc. Class A	11,304	$1,126,896
General Mills, Inc.	27,018	1,995,279
Hershey Co.	7,223	1,385,227
Hormel Foods Corp.	14,027	444,656
J.M. Smucker Co.	5,215	631,537
Kellanova	13,027	1,051,409
Kenvue, Inc.	93,766	2,168,808
Keurig Dr. Pepper, Inc.	51,557	1,932,356
Kimberly-Clark Corp.	16,496	2,347,051
Kraft Heinz Co.	42,841	1,504,148
Kroger Co.	32,275	1,849,358
Lamb Weston Holdings, Inc.	7,056	456,805
McCormick & Co., Inc.	12,219	1,005,624
Molson Coors Beverage Co. Class B	8,673	498,871
Mondelez International, Inc. Class A	64,947	4,784,645
Monster Beverage Corp. (a)	34,049	1,776,336
PepsiCo, Inc.	66,827	11,363,931
Philip Morris International, Inc.	75,641	9,182,817
Procter & Gamble Co.	114,521	19,835,037
Sysco Corp.	23,889	1,864,775
Target Corp.	22,510	3,508,409
Tyson Foods, Inc. Class A	14,074	838,247
Walgreens Boots Alliance, Inc.	34,931	312,982
Walmart, Inc.	211,406	17,071,035
		139,475,960
Energy — 3.3%
APA Corp.	17,560	429,518
Baker Hughes Co.	48,789	1,763,722
Chevron Corp.	82,755	12,187,329
ConocoPhillips	56,518	5,950,215
Coterra Energy, Inc.	35,853	858,679
Devon Energy Corp.	30,298	1,185,258
Diamondback Energy, Inc.	9,115	1,571,426
EOG Resources, Inc.	27,671	3,401,596
EQT Corp.	28,816	1,055,818
Exxon Mobil Corp.	216,164	25,338,744
Halliburton Co.	43,097	1,251,968
Hess Corp.	13,555	1,840,769
Kinder Morgan, Inc.	94,378	2,084,810
Marathon Oil Corp.	27,218	724,815
Marathon Petroleum Corp.	16,278	2,651,849
Occidental Petroleum Corp.	32,766	1,688,760
ONEOK, Inc.	28,397	2,587,819
Phillips 66	20,352	2,675,270
Schlumberger NV	68,772	2,884,985
Targa Resources Corp.	10,651	1,576,455
Valero Energy Corp.	15,576	2,103,227
Williams Cos., Inc.	59,244	2,704,489
		78,517,521

	Number of Shares	Value
Financials — 12.9%
Aflac, Inc.	24,529	$2,742,342
Allstate Corp.	12,831	2,433,399
American Express Co.	27,332	7,412,438
American International Group, Inc.	31,358	2,296,346
Ameriprise Financial, Inc.	4,779	2,245,222
Aon PLC Class A	10,568	3,656,422
Arch Capital Group Ltd. (a)	18,148	2,030,398
Arthur J Gallagher & Co.	10,650	2,996,591
Assurant, Inc.	2,490	495,161
Bank of America Corp.	328,396	13,030,753
Bank of New York Mellon Corp.	35,919	2,581,139
Berkshire Hathaway, Inc. Class B (a)	89,133	41,024,355
BlackRock, Inc.	6,776	6,433,880
Blackstone, Inc.	35,129	5,379,304
Brown & Brown, Inc.	11,477	1,189,017
Capital One Financial Corp.	18,582	2,782,283
Cboe Global Markets, Inc.	5,079	1,040,535
Charles Schwab Corp.	72,687	4,710,844
Chubb Ltd.	18,285	5,273,211
Cincinnati Financial Corp.	7,621	1,037,371
Citigroup, Inc.	92,832	5,811,283
Citizens Financial Group, Inc.	22,045	905,388
CME Group, Inc.	17,522	3,866,229
Corpay, Inc. (a)	3,394	1,061,507
Discover Financial Services	12,269	1,721,218
Erie Indemnity Co. Class A	1,213	654,802
Everest Group Ltd.	2,121	831,071
FactSet Research Systems, Inc.	1,839	845,664
Fidelity National Information Services, Inc.	26,541	2,222,809
Fifth Third Bancorp	32,734	1,402,325
Fiserv, Inc. (a)	28,000	5,030,200
Franklin Resources, Inc.	14,368	289,515
Global Payments, Inc.	12,427	1,272,773
Globe Life, Inc.	4,369	462,721
Goldman Sachs Group, Inc.	15,364	7,606,870
Hartford Financial Services Group, Inc.	14,254	1,676,413
Huntington Bancshares, Inc.	71,360	1,048,992
Intercontinental Exchange, Inc.	27,933	4,487,157
Invesco Ltd.	22,870	401,597
Jack Henry & Associates, Inc.	3,547	626,187
JP Morgan Chase & Co.	138,421	29,187,452
KeyCorp.	44,861	751,422
KKR & Co., Inc.	32,812	4,284,591
Loews Corp.	8,932	706,075
M&T Bank Corp.	8,204	1,461,297
MarketAxess Holdings, Inc.	1,822	466,796

The accompanying notes are an integral part of the financial statements.
22

MM S&P 500® Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Marsh & McLennan Cos., Inc.	23,932	$5,338,990
Mastercard, Inc. Class A	40,144	19,823,107
MetLife, Inc.	28,651	2,363,135
Moody’s Corp.	7,619	3,615,901
Morgan Stanley	60,619	6,318,925
MSCI, Inc.	3,826	2,230,290
Nasdaq, Inc.	19,921	1,454,432
Northern Trust Corp.	9,953	896,069
PayPal Holdings, Inc. (a)	49,741	3,881,290
PNC Financial Services Group, Inc.	19,295	3,566,681
Principal Financial Group, Inc.	10,275	882,623
Progressive Corp.	28,503	7,232,921
Prudential Financial, Inc.	17,304	2,095,514
Raymond James Financial, Inc.	8,923	1,092,711
Regions Financial Corp.	44,213	1,031,489
S&P Global, Inc.	15,579	8,048,423
State Street Corp.	14,499	1,282,727
Synchrony Financial	19,367	966,026
T. Rowe Price Group, Inc.	10,797	1,176,117
Travelers Cos., Inc.	11,099	2,598,498
Truist Financial Corp.	65,415	2,797,800
US Bancorp	75,779	3,465,374
Visa, Inc. Class A	81,285	22,349,311
W. R. Berkley Corp.	14,678	832,683
Wells Fargo & Co.	165,584	9,353,840
Willis Towers Watson PLC	4,940	1,454,978
		306,023,220
Health Care — 11.6%
Abbott Laboratories	84,616	9,647,070
AbbVie, Inc.	85,933	16,970,049
Agilent Technologies, Inc.	14,179	2,105,298
Align Technology, Inc. (a)	3,469	882,236
Amgen, Inc.	26,136	8,421,281
Baxter International, Inc.	24,648	935,885
Becton Dickinson & Co.	14,107	3,401,198
Bio-Techne Corp.	7,785	622,255
Biogen, Inc. (a)	7,092	1,374,713
Boston Scientific Corp. (a)	71,579	5,998,320
Bristol-Myers Squibb Co.	98,605	5,101,823
Cardinal Health, Inc.	11,768	1,300,599
Catalent, Inc. (a)	8,959	542,647
Cencora, Inc.	8,470	1,906,428
Centene Corp. (a)	25,590	1,926,415
Charles River Laboratories International, Inc. (a)	2,533	498,925
Cigna Group	13,605	4,713,316
The Cooper Cos., Inc. (a)	9,785	1,079,677
CVS Health Corp.	61,208	3,848,759
Danaher Corp.	31,263	8,691,739

	Number of Shares	Value
DaVita, Inc. (a)	2,244	$367,859
Dexcom, Inc. (a)	19,670	1,318,677
Edwards Lifesciences Corp. (a)	29,441	1,942,812
Elevance Health, Inc.	11,284	5,867,680
Eli Lilly & Co.	38,381	34,003,263
GE HealthCare Technologies, Inc. (a)	22,218	2,085,159
Gilead Sciences, Inc.	60,569	5,078,105
HCA Healthcare, Inc.	9,043	3,675,346
Henry Schein, Inc. (a)	6,053	441,264
Hologic, Inc. (a)	11,373	926,445
Humana, Inc.	5,856	1,854,829
IDEXX Laboratories, Inc. (a)	3,997	2,019,364
Incyte Corp. (a)	7,963	526,354
Insulet Corp. (a)	3,393	789,721
Intuitive Surgical, Inc. (a)	17,247	8,472,934
IQVIA Holdings, Inc. (a)	8,416	1,994,339
Johnson & Johnson	117,116	18,979,819
Labcorp Holdings, Inc.	4,118	920,291
McKesson Corp.	6,304	3,116,824
Medtronic PLC	62,352	5,613,551
Merck & Co., Inc.	123,319	14,004,106
Mettler-Toledo International, Inc. (a)	1,043	1,564,187
Moderna, Inc. (a)	16,434	1,098,284
Molina Healthcare, Inc. (a)	2,835	976,828
Pfizer, Inc.	275,675	7,978,034
Quest Diagnostics, Inc.	5,327	827,017
Regeneron Pharmaceuticals, Inc. (a)	5,158	5,422,296
ResMed, Inc.	7,157	1,747,167
Revvity, Inc.	6,043	771,993
Solventum Corp. (a)	6,642	463,080
STERIS PLC	4,782	1,159,826
Stryker Corp.	16,721	6,040,628
Teleflex, Inc.	2,320	573,782
Thermo Fisher Scientific, Inc.	18,580	11,493,031
UnitedHealth Group, Inc.	44,934	26,272,011
Universal Health Services, Inc. Class B	2,860	654,969
Vertex Pharmaceuticals, Inc. (a)	12,549	5,836,289
Viatris, Inc.	59,405	689,692
Waters Corp. (a)	2,861	1,029,645
West Pharmaceutical Services, Inc.	3,535	1,061,066
Zimmer Biomet Holdings, Inc.	9,850	1,063,307
Zoetis, Inc.	22,035	4,305,198
		274,995,705

The accompanying notes are an integral part of the financial statements.
23

MM S&P 500® Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Industrials — 8.5%
3M Co.	26,729	$3,653,854
A.O. Smith Corp.	5,773	518,589
Allegion PLC	4,269	622,164
Amentum Holdings, Inc. (a)	6,071	195,790
AMETEK, Inc.	11,219	1,926,414
Automatic Data Processing, Inc.	19,837	5,489,493
Axon Enterprise, Inc. (a)	3,515	1,404,594
Boeing Co. (a)	28,479	4,329,947
Broadridge Financial Solutions, Inc.	5,669	1,219,005
Builders FirstSource, Inc. (a)	5,666	1,098,411
C.H. Robinson Worldwide, Inc.	5,795	639,594
Carrier Global Corp.	40,897	3,291,800
Caterpillar, Inc.	23,592	9,227,303
Cintas Corp.	16,668	3,431,608
Copart, Inc. (a)	42,518	2,227,943
CSX Corp.	94,214	3,253,209
Cummins, Inc.	6,722	2,176,516
Dayforce, Inc. (a) (b)	7,655	468,869
Deere & Co.	12,473	5,205,357
Delta Air Lines, Inc.	31,292	1,589,321
Dover Corp.	6,655	1,276,030
Eaton Corp. PLC	19,358	6,416,016
Emerson Electric Co.	27,829	3,043,658
Equifax, Inc.	6,009	1,765,805
Expeditors International of Washington, Inc.	6,792	892,469
Fastenal Co.	28,085	2,005,831
FedEx Corp.	10,965	3,000,901
Fortive Corp.	16,979	1,340,152
GE Vernova, Inc. (a)	13,405	3,418,007
Generac Holdings, Inc. (a)	2,970	471,874
General Dynamics Corp.	12,548	3,792,006
General Electric Co.	52,762	9,949,858
Honeywell International, Inc.	31,684	6,549,400
Howmet Aerospace, Inc.	19,853	1,990,263
Hubbell, Inc.	2,631	1,126,989
Huntington Ingalls Industries, Inc.	1,890	499,678
IDEX Corp.	3,703	794,293
Illinois Tool Works, Inc.	13,141	3,443,862
Ingersoll Rand, Inc.	19,732	1,936,893
Jacobs Solutions, Inc.	6,071	794,694
JB Hunt Transport Services, Inc.	3,974	684,839
Johnson Controls International PLC	32,481	2,520,850
L3Harris Technologies, Inc.	9,257	2,201,963
Leidos Holdings, Inc.	6,545	1,066,835
Lockheed Martin Corp.	10,324	6,034,997
Masco Corp.	10,604	890,100

	Number of Shares	Value
Nordson Corp.	2,635	$692,030
Norfolk Southern Corp.	10,984	2,729,524
Northrop Grumman Corp.	6,689	3,532,260
Old Dominion Freight Line, Inc.	9,167	1,820,933
Otis Worldwide Corp.	19,473	2,024,024
PACCAR, Inc.	25,493	2,515,649
Parker-Hannifin Corp.	6,252	3,950,139
Paychex, Inc.	15,595	2,092,693
Paycom Software, Inc.	2,328	387,775
Pentair PLC	8,016	783,885
Quanta Services, Inc.	7,174	2,138,928
Republic Services, Inc.	9,918	1,991,931
Rockwell Automation, Inc.	5,510	1,479,215
Rollins, Inc.	13,819	698,965
RTX Corp.	64,727	7,842,323
Snap-on, Inc.	2,588	749,769
Southwest Airlines Co. (b)	28,867	855,329
Stanley Black & Decker, Inc.	7,360	810,557
Textron, Inc.	9,111	807,052
Trane Technologies PLC	10,979	4,267,867
TransDigm Group, Inc.	2,726	3,890,356
Uber Technologies, Inc. (a)	102,280	7,687,365
Union Pacific Corp.	29,638	7,305,174
United Airlines Holdings, Inc. (a)	15,959	910,621
United Parcel Service, Inc. Class B	35,656	4,861,339
United Rentals, Inc.	3,237	2,621,096
Veralto Corp.	12,012	1,343,662
Verisk Analytics, Inc.	6,926	1,855,891
W.W. Grainger, Inc.	2,175	2,259,412
Waste Management, Inc.	17,744	3,683,654
Westinghouse Air Brake Technologies Corp.	8,483	1,541,955
Xylem, Inc.	11,817	1,595,649
		201,605,066
Information Technology — 31.6%
Accenture PLC Class A	30,479	10,773,717
Adobe, Inc. (a)	21,573	11,170,068
Advanced Micro Devices, Inc. (a)	78,752	12,921,628
Akamai Technologies, Inc. (a)	7,433	750,361
Amphenol Corp. Class A	58,400	3,805,344
Analog Devices, Inc.	24,144	5,557,225
ANSYS, Inc. (a)	4,243	1,351,947
Apple, Inc.	739,782	172,369,206
Applied Materials, Inc.	40,285	8,139,584
Arista Networks, Inc. (a)	12,547	4,815,790
Autodesk, Inc. (a)	10,494	2,890,887
Broadcom, Inc.	226,493	39,070,043
Cadence Design Systems, Inc. (a)	13,367	3,622,858

The accompanying notes are an integral part of the financial statements.
24

MM S&P 500® Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
CDW Corp.	6,560	$1,484,528
Cisco Systems, Inc.	196,047	10,433,621
Cognizant Technology Solutions Corp. Class A	24,090	1,859,266
Corning, Inc.	37,140	1,676,871
Crowdstrike Holdings, Inc. Class A (a)	11,232	3,150,239
Dell Technologies, Inc. Class C	13,997	1,659,204
Enphase Energy, Inc. (a)	6,587	744,463
EPAM Systems, Inc. (a)	2,746	546,536
F5, Inc. (a)	2,829	622,946
Fair Isaac Corp. (a)	1,192	2,316,676
First Solar, Inc. (a)	5,235	1,305,818
Fortinet, Inc. (a)	31,028	2,406,221
Gartner, Inc. (a)	3,746	1,898,323
Gen Digital, Inc.	26,288	721,080
GoDaddy, Inc. Class A (a)	6,875	1,077,863
Hewlett Packard Enterprise Co.	63,072	1,290,453
HP, Inc.	47,568	1,706,264
Intel Corp.	207,622	4,870,812
International Business Machines Corp.	44,822	9,909,248
Intuit, Inc.	13,599	8,444,979
Jabil, Inc.	5,523	661,821
Juniper Networks, Inc.	15,851	617,872
Keysight Technologies, Inc. (a)	8,475	1,346,932
KLA Corp.	6,540	5,064,641
Lam Research Corp.	6,343	5,176,395
Microchip Technology, Inc.	26,103	2,095,810
Micron Technology, Inc.	53,950	5,595,155
Microsoft Corp.	361,657	155,621,007
Monolithic Power Systems, Inc.	2,372	2,192,914
Motorola Solutions, Inc.	8,106	3,644,701
NetApp, Inc.	10,054	1,241,770
NVIDIA Corp.	1,196,951	145,357,729
NXP Semiconductors NV	12,391	2,973,964
ON Semiconductor Corp. (a)	20,840	1,513,192
Oracle Corp.	77,773	13,252,519
Palantir Technologies, Inc. Class A (a)	97,974	3,644,633
Palo Alto Networks, Inc. (a)	15,744	5,381,299
PTC, Inc. (a)	5,896	1,065,171
Qorvo, Inc. (a)	4,456	460,305
QUALCOMM, Inc.	54,207	9,217,900
Roper Technologies, Inc.	5,234	2,912,407
Salesforce, Inc.	47,139	12,902,416
Seagate Technology Holdings PLC	10,199	1,117,097
ServiceNow, Inc. (a)	10,038	8,977,887
Skyworks Solutions, Inc.	7,887	778,999

	Number of Shares	Value
Super Micro Computer, Inc. (a) (b)	2,449	$1,019,764
Synopsys, Inc. (a)	7,447	3,771,086
TE Connectivity PLC (a)	14,797	2,234,199
Teledyne Technologies, Inc. (a)	2,272	994,364
Teradyne, Inc.	7,941	1,063,538
Texas Instruments, Inc.	44,430	9,177,905
Trimble, Inc. (a)	11,896	738,623
Tyler Technologies, Inc. (a)	2,067	1,206,549
VeriSign, Inc. (a)	4,073	773,707
Western Digital Corp. (a)	15,866	1,083,489
Zebra Technologies Corp. Class A (a)	2,465	912,839
		751,154,668
Materials — 2.2%
Air Products & Chemicals, Inc.	10,849	3,230,181
Albemarle Corp. (b)	5,729	542,594
Amcor PLC	70,910	803,410
Avery Dennison Corp.	3,969	876,196
Ball Corp.	14,760	1,002,352
Celanese Corp.	5,288	718,957
CF Industries Holdings, Inc.	8,761	751,694
Corteva, Inc.	33,674	1,979,694
Dow, Inc.	34,015	1,858,239
DuPont de Nemours, Inc.	20,226	1,802,339
Eastman Chemical Co.	5,688	636,772
Ecolab, Inc.	12,317	3,144,900
FMC Corp.	6,078	400,783
Freeport-McMoRan, Inc.	70,235	3,506,131
International Flavors & Fragrances, Inc.	12,394	1,300,502
International Paper Co.	16,646	813,157
Linde PLC (LIN US)	23,392	11,154,709
LyondellBasell Industries NV Class A	12,741	1,221,862
Martin Marietta Materials, Inc.	2,958	1,592,144
Mosaic Co.	15,400	412,412
Newmont Corp. (NEM US)	55,712	2,977,806
Nucor Corp.	11,537	1,734,473
Packaging Corp. of America	4,414	950,776
PPG Industries, Inc.	11,342	1,502,361
Sherwin-Williams Co.	11,293	4,310,199
Smurfit WestRock PLC	23,990	1,185,586
Steel Dynamics, Inc.	6,951	876,382
Vulcan Materials Co.	6,411	1,605,507
		52,892,118

The accompanying notes are an integral part of the financial statements.
25

MM S&P 500® Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Real Estate — 2.3%
Alexandria Real Estate Equities, Inc.	7,554	$897,037
American Tower Corp.	22,722	5,284,228
AvalonBay Communities, Inc.	6,941	1,563,460
BXP, Inc.	7,067	568,611
Camden Property Trust	5,212	643,838
CBRE Group, Inc. Class A (a)	14,688	1,828,362
CoStar Group, Inc. (a)	19,911	1,502,086
Crown Castle, Inc.	21,221	2,517,447
Digital Realty Trust, Inc.	14,966	2,421,948
Equinix, Inc.	4,619	4,099,963
Equity Residential	16,515	1,229,707
Essex Property Trust, Inc.	3,084	911,075
Extra Space Storage, Inc.	10,298	1,855,597
Federal Realty Investment Trust	3,783	434,932
Healthpeak Properties, Inc.	33,938	776,162
Host Hotels & Resorts, Inc.	34,508	607,341
Invitation Homes, Inc.	27,592	972,894
Iron Mountain, Inc.	14,249	1,693,209
Kimco Realty Corp.	32,587	756,670
Mid-America Apartment Communities, Inc.	5,742	912,404
Prologis, Inc.	45,044	5,688,156
Public Storage	7,661	2,787,608
Realty Income Corp.	42,626	2,703,341
Regency Centers Corp.	7,986	576,829
SBA Communications Corp.	5,190	1,249,233
Simon Property Group, Inc.	14,897	2,517,891
UDR, Inc.	14,437	654,574
Ventas, Inc.	20,232	1,297,478
VICI Properties, Inc.	50,809	1,692,448
Welltower, Inc.	28,147	3,603,660
Weyerhaeuser Co.	35,290	1,194,919
		55,443,108
Utilities — 2.5%
AES Corp.	34,017	682,381
Alliant Energy Corp.	12,432	754,498
Ameren Corp.	12,880	1,126,485
American Electric Power Co., Inc.	25,792	2,646,259
American Water Works Co., Inc.	9,459	1,383,284
Atmos Energy Corp.	7,610	1,055,583
CenterPoint Energy, Inc.	31,755	934,232
CMS Energy Corp.	14,752	1,041,934
Consolidated Edison, Inc.	16,977	1,767,815
Constellation Energy Corp.	15,212	3,955,424
Dominion Energy, Inc.	40,588	2,345,580
DTE Energy Co.	10,063	1,292,190
Duke Energy Corp.	37,547	4,329,169

	Number of Shares	Value
Edison International	18,801	$1,637,379
Entergy Corp.	10,362	1,363,743
Evergy, Inc.	11,225	696,062
Eversource Energy	17,277	1,175,700
Exelon Corp.	48,303	1,958,687
FirstEnergy Corp.	25,191	1,117,221
NextEra Energy, Inc.	99,966	8,450,126
NiSource, Inc.	22,247	770,858
NRG Energy, Inc.	10,117	921,659
PG&E Corp.	103,585	2,047,875
Pinnacle West Capital Corp.	5,447	482,550
PPL Corp.	36,396	1,203,980
Public Service Enterprise Group, Inc.	24,329	2,170,390
Sempra	30,755	2,572,041
Southern Co.	53,166	4,794,510
Vistra Corp.	16,711	1,980,922
WEC Energy Group, Inc.	15,351	1,476,459
Xcel Energy, Inc.	27,062	1,767,149
		59,902,145
TOTAL COMMON STOCK (Cost $1,100,555,741)		2,369,245,644
TOTAL EQUITIES (Cost $1,100,555,741)		2,369,245,644
TOTAL LONG-TERM INVESTMENTS (Cost $1,100,555,741)		2,369,245,644

	Principal Amount
Short-Term Investments — 0.5%
Repurchase Agreement — 0.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/24, 1.520%, due 10/01/24 (c)	$11,722,940	11,722,940
U.S. Treasury Bill — 0.0%
U.S. Treasury Bills
4.623% 10/03/24 (d) (e)	315,000	314,917
4.636% 10/03/24 (d) (e)	110,000	109,971
4.661% 10/03/24 (d) (e)	55,000	54,986
4.662% 10/03/24 (d) (e)	15,000	14,996
4.995% 10/03/24 (d) (e)	75,000	74,980
5.106% 10/03/24 (d) (e)	15,000	14,996
5.204% 10/03/24 (d) (e)	35,000	34,991
5.260% 10/03/24 (d) (e)	30,000	29,992
5.261% 10/03/24 (d) (e)	30,000	29,992

The accompanying notes are an integral part of the financial statements.
26

MM S&P 500® Index Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
5.267% 10/03/24 (d) (e)	$20,000	$19,995
5.279% 10/03/24 (d) (e)	65,000	64,983
5.282% 10/03/24 (d) (e)	25,000	24,994
5.285% 10/03/24 (d) (e)	10,000	9,997
5.291% 10/03/24 (d) (e)	15,000	14,996
5.316% 10/03/24 (d) (e)	15,000	14,996
5.320% 10/03/24 (d) (e)	15,000	14,996
5.368% 10/03/24 (d) (e)	40,000	39,990
5.374% 10/03/24 (d) (e)	25,000	24,993
		909,761
TOTAL SHORT-TERM INVESTMENTS (Cost $12,632,697)		12,632,701
TOTAL INVESTMENTS — 100.3% (Cost $1,113,188,438) (f)		2,381,878,345
Other Assets/ (Liabilities) — (0.3)%		(6,519,183)
NET ASSETS - 100.0%		$2,375,359,162

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2024, was $2,995,701 or 0.13% of net assets. The Fund received $3,078,240 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or; the Statement of Assets and Liabilities. (Note 2).

(c)
Maturity value of $11,723,435. Collateralized by U.S. Government Agency obligations with a rate of 4.875%, maturity date of 5/31/26, and an aggregate market value, including accrued interest, of $11,957,571.

(d)	The rate shown represents yield-to-maturity.
(e)	All or a portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(f)	See Note 6 for aggregate cost for federal tax purposes.
Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
S&P 500 E Mini Index	12/20/24	46	$13,216,981	$155,794

The accompanying notes are an integral part of the financial statements.
27

MassMutual Equity Opportunities Fund — Portfolio of Investments

September 30, 2024

	Number of Shares	Value
Equities — 98.5%
Common Stock — 98.2%
Communication Services — 1.1%
News Corp. Class A	139,900	$3,725,537
News Corp. Class B	27,600	771,420
Walt Disney Co.	25,000	2,404,750
		6,901,707
Consumer Discretionary — 10.5%
Las Vegas Sands Corp.	72,900	3,669,786
McDonald’s Corp.	78,035	23,762,438
NIKE, Inc. Class B	229,254	20,266,054
TJX Cos., Inc.	176,760	20,776,370
		68,474,648
Consumer Staples — 10.4%
Coca-Cola Co.	194,557	13,980,866
Kenvue, Inc.	302,000	6,985,260
Kimberly-Clark Corp.	37,600	5,349,728
PepsiCo, Inc.	106,353	18,085,328
Philip Morris International, Inc.	43,900	5,329,460
Procter & Gamble Co.	104,591	18,115,161
		67,845,803
Energy — 2.3%
ConocoPhillips	60,300	6,348,384
TotalEnergies SE (a)	106,800	6,922,270
TotalEnergies SE Sponsored ADR (a)	26,900	1,738,278
		15,008,932
Financials — 21.0%
American Express Co.	52,672	14,284,646
American International Group, Inc.	69,100	5,060,193
Charles Schwab Corp.	66,100	4,283,941
Chubb Ltd.	78,290	22,578,053
Fifth Third Bancorp	154,000	6,597,360
Marsh & McLennan Cos., Inc.	84,949	18,951,272
Mastercard, Inc. Class A	17,970	8,873,586
MetLife, Inc.	74,700	6,161,256
S&P Global, Inc.	35,229	18,200,006
US Bancorp	92,200	4,216,306
Visa, Inc. Class A	70,028	19,254,199
Wells Fargo & Co.	142,300	8,038,527
		136,499,345
Health Care — 13.8%
AbbVie, Inc.	6,500	1,283,620
Becton Dickinson & Co.	24,300	5,858,730
Danaher Corp.	68,899	19,155,300
Elevance Health, Inc.	18,090	9,406,800

	Number of Shares	Value
Johnson & Johnson	19,100	$3,095,346
Sanofi SA ADR	65,900	3,797,817
Stryker Corp.	47,358	17,108,551
UnitedHealth Group, Inc.	39,038	22,824,738
Viatris, Inc.	194,900	2,262,789
Zimmer Biomet Holdings, Inc.	46,300	4,998,085
		89,791,776
Industrials — 13.3%
Boeing Co. (b)	15,900	2,417,436
General Dynamics Corp.	36,934	11,161,455
General Electric Co.	35,300	6,656,874
Honeywell International, Inc.	79,710	16,476,854
L3Harris Technologies, Inc.	28,000	6,660,360
Lockheed Martin Corp.	19,592	11,452,699
Norfolk Southern Corp.	9,900	2,460,150
Northrop Grumman Corp.	21,509	11,358,258
Stanley Black & Decker, Inc.	56,400	6,211,332
Union Pacific Corp.	33,260	8,197,925
United Parcel Service, Inc. Class B	27,000	3,681,180
		86,734,523
Information Technology — 16.3%
Accenture PLC Class A	61,158	21,618,130
Apple, Inc.	89,383	20,826,239
Intuit, Inc.	10,980	6,818,580
Microsoft Corp.	57,678	24,818,843
QUALCOMM, Inc.	45,100	7,669,255
Samsung Electronics Co. Ltd.	51,887	2,459,203
TE Connectivity PLC (b)	15,500	2,340,345
Texas Instruments, Inc.	93,682	19,351,891
		105,902,486
Materials — 4.7%
CF Industries Holdings, Inc.	66,500	5,705,700
International Paper Co.	84,800	4,142,480
Linde PLC (LIN US)	42,732	20,377,181
		30,225,361
Real Estate — 2.8%
American Tower Corp.	39,237	9,124,957
Equity Residential	65,100	4,847,346
Weyerhaeuser Co.	127,300	4,310,378
		18,282,681
Utilities — 2.0%
Ameren Corp.	65,000	5,684,900
Southern Co.	79,300	7,151,274
		12,836,174
TOTAL COMMON STOCK (Cost $486,368,251)		638,503,436

The accompanying notes are an integral part of the financial statements.
28

MassMutual Equity Opportunities Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Preferred Stock — 0.3%
Consumer Discretionary — 0.3%
Dr. Ing hc F Porsche AG 3.234% (c)	14,200	$1,130,132
Volkswagen AG 9.561%	9,600	1,015,742
		2,145,874
TOTAL PREFERRED STOCK (Cost $2,941,666)		2,145,874
TOTAL EQUITIES (Cost $489,309,917)		640,649,310
TOTAL LONG-TERM INVESTMENTS (Cost $489,309,917)		640,649,310
Short-Term Investments — 1.1%
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund	173	173
	Principal Amount
Repurchase Agreement — 1.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/24, 1.520%, due 10/01/24 (d)	$ 6,724,638	6,724,638
TOTAL SHORT-TERM INVESTMENTS (Cost $6,724,811)		6,724,811
TOTAL INVESTMENTS — 99.6% (Cost $496,034,728) (e)		647,374,121
Other Assets/(Liabilities) — 0.4%		2,637,793
NET ASSETS — 100.0%		$650,011,914

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)
Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2024, was $8,537,151 or 1.31% of net assets. The Fund received $9,141,775 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(b)	Non-income producing security.
(c)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At September 30, 2024, the aggregate market value of these securities amounted to $1,130,132 or 0.17% of net assets.

(d)
Maturity value of $6,724,922. Collateralized by U.S. Government Agency obligations with a rate of 4.875%, maturity date of 4/30/26, and an aggregate market value, including accrued interest, of $6,859,365.

(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
29

MassMutual Blue Chip Growth Fund — Portfolio of Investments

September 30, 2024

	Number of Shares	Value
Equities — 98.6%
Common Stock — 98.4%
Communication Services — 17.9%
Alphabet, Inc. Class A	551,532	$ 91,471,582
Alphabet, Inc. Class C	539,864	90,259,862
Meta Platforms, Inc. Class A	298,049	170,615,170
Netflix, Inc. (a)	126,337	89,607,044
Sea Ltd. ADR (a)	52,893	4,986,752
T-Mobile US, Inc.	74,640	15,402,710
Walt Disney Co.	315,295	30,328,226
		492,671,346
Consumer Discretionary — 16.3%
Alibaba Group Holding Ltd. Sponsored ADR	102,770	10,905,952
Amazon.com, Inc. (a)	1,044,107	194,548,457
Booking Holdings, Inc.	3,143	13,238,693
Carvana Co. (a)	124,313	21,644,136
Chipotle Mexican Grill, Inc. (a)	244,626	14,095,350
DoorDash, Inc., Class A (a)	37,083	5,292,857
Lululemon Athletica, Inc. (a)	8,019	2,175,956
NIKE, Inc. Class B	160,512	14,189,261
Ross Stores, Inc.	49,459	7,444,074
Starbucks Corp.	209,257	20,400,465
Tesla, Inc. (a)	457,140	119,601,538
TJX Cos., Inc.	56,855	6,682,737
Yum China Holdings, Inc.	100,498	4,524,420
Yum! Brands, Inc.	85,850	11,994,104
		446,738,000
Consumer Staples — 1.8%
Colgate-Palmolive Co.	61,638	6,398,641
Dollar General Corp.	53,198	4,498,955
Mondelez International, Inc. Class A	45,024	3,316,918
Monster Beverage Corp. (a)	562,721	29,357,154
Procter & Gamble Co.	27,709	4,799,199
		48,370,867
Energy — 0.1%
Schlumberger NV	84,892	3,561,219
Financials — 8.7%
Adyen NV ADR (a) (b)	202,512	3,165,262
Block, Inc. (a)	157,716	10,587,475
Charles Schwab Corp.	69,042	4,474,612
Chubb Ltd.	56,293	16,234,338
FactSet Research Systems, Inc.	32,688	15,031,577
Fiserv, Inc. (a)	19,412	3,487,366
Goldman Sachs Group, Inc.	12,619	6,247,793

	Number of Shares	Value
Marsh & McLennan Cos., Inc.	31,099	$ 6,937,876
Mastercard, Inc. Class A	73,326	36,208,379
Morgan Stanley	59,973	6,251,585
MSCI, Inc.	2,304	1,343,071
PayPal Holdings, Inc. (a)	143,034	11,160,943
S&P Global, Inc.	13,227	6,833,333
SEI Investments Co.	186,209	12,883,801
Visa, Inc. Class A	356,770	98,093,911
		238,941,322
Health Care — 11.3%
AstraZeneca PLC Sponsored ADR	40,952	3,190,570
Danaher Corp.	46,231	12,853,143
Elevance Health, Inc.	10,461	5,439,720
Eli Lilly & Co.	61,393	54,390,514
Humana, Inc.	15,599	4,940,827
Illumina, Inc. (a)	92,760	12,096,832
Intuitive Surgical, Inc. (a)	88,388	43,422,373
Novartis AG Sponsored ADR (b)	124,086	14,272,372
Novo Nordisk AS Sponsored ADR	186,494	22,205,840
Regeneron Pharmaceuticals, Inc. (a)	24,478	25,732,253
Roche Holding AG Sponsored ADR (b)	282,231	11,275,128
Stryker Corp.	23,192	8,378,342
Thermo Fisher Scientific, Inc.	48,754	30,157,762
UnitedHealth Group, Inc.	43,876	25,653,420
Vertex Pharmaceuticals, Inc. (a)	65,811	30,607,380
Zoetis, Inc.	28,242	5,517,922
		310,134,398
Industrials — 3.6%
Boeing Co. (a)	310,935	47,274,558
Cintas Corp.	18,124	3,731,369
Deere & Co.	15,304	6,386,818
Expeditors International of Washington, Inc.	124,061	16,301,616
GE Vernova, Inc. (a)	13,037	3,324,174
General Electric Co.	61,011	11,505,454
Old Dominion Freight Line, Inc.	23,903	4,748,092
TransDigm Group, Inc.	3,387	4,833,689
Veralto Corp.	10,539	1,178,893
		99,284,663
Information Technology — 37.7%
Advanced Micro Devices, Inc. (a)	54,094	8,875,744
Apple, Inc.	622,094	144,947,902
ASML Holding NV	17,897	14,912,675
Atlassian Corp. Class A (a)	18,642	2,960,536
Autodesk, Inc. (a)	125,117	34,467,231
Bill Holdings, Inc. (a)	30,745	1,622,106

The accompanying notes are an integral part of the financial statements.
30

MassMutual Blue Chip Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Broadcom, Inc.	39,453	$6,805,643
Canva, Inc. (Acquired 8/16/21-12/17/21, Cost $2,302,739) (a) (c) (d) (e)	1,351	1,500,826
Confluent, Inc. Class A (a)	44,991	916,917
Crowdstrike Holdings, Inc. Class A (a)	12,428	3,485,681
Datadog, Inc. Class A (a)	19,827	2,281,295
Fortinet, Inc. (a)	11,928	925,016
Gusto, Inc. (Acquired 10/04/21, Cost $765,943) (a) (c) (d) (e)	26,606	494,606
Intuit, Inc.	20,594	12,788,874
Lam Research Corp.	3,380	2,758,350
Microsoft Corp.	589,655	253,728,546
MongoDB, Inc. (a)	16,618	4,492,676
Monolithic Power Systems, Inc.	10,830	10,012,335
NVIDIA Corp.	2,417,011	293,521,816
Oracle Corp.	376,145	64,095,108
QUALCOMM, Inc.	120,105	20,423,855
Roper Technologies, Inc.	16,168	8,996,522
Salesforce, Inc.	125,602	34,378,523
ServiceNow, Inc. (a)	36,363	32,522,704
Shopify, Inc. Class A (a)	420,458	33,695,504
Snowflake, Inc. Class A (a)	13,244	1,521,206
Synopsys, Inc. (a)	27,150	13,748,489
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	38,161	6,627,421
TE Connectivity PLC (a)	41,779	6,308,211
Texas Instruments, Inc.	12,055	2,490,201
Workday, Inc. Class A (a)	43,599	10,656,032
		1,036,962,551
Materials — 0.5%
Linde PLC (LIN US)	13,591	6,481,004
Sherwin-Williams Co.	17,562	6,702,889
		13,183,893
Utilities — 0.5%
Constellation Energy Corp.	51,381	13,360,087
TOTAL COMMON STOCK (Cost $1,452,480,418)		2,703,208,346
Preferred Stock — 0.2%
Information Technology — 0.2%
Canva, Inc., Series A (Acquired 11/04/21-12/17/21, Cost $144,893) (a) (c) (d) (e)	85	94,427

	Number of Shares	Value
Canva, Inc., Series A-3 (Acquired 11/04/21-12/17/21, Cost $17,043) (a) (c) (d) (e)	10	$11,109
Databricks, Inc., Series G (Acquired 2/01/21, Cost $815,183) (a) (c) (d) (e)	13,788	1,204,658
Databricks, Inc., Series H (Acquired 8/31/21, Cost $2,202,319) (a) (c) (d) (e)	29,970	2,618,479
Gusto, Inc., Series E (Acquired 7/13/21, Cost $1,117,484) (a) (c) (d) (e)	36,765	683,461
		4,612,134
TOTAL PREFERRED STOCK (Cost $4,296,923)		4,612,134
TOTAL EQUITIES (Cost $1,456,777,341)		2,707,820,480
	Principal Amount
Bonds & Notes — 0.1%
Corporate Debt — 0.1%
Retail — 0.1%
Carvana Co.
12.000% 12/01/28 (f)	$ 860,818	904,034
13.000% 6/01/30 (f)	1,302,922	1,416,766
14.000% 6/01/31 (f)	1,555,976	1,832,811
		4,153,611
TOTAL CORPORATE DEBT (Cost $4,112,104)		4,153,611
TOTAL BONDS & NOTES (Cost $4,112,104)		4,153,611
	Number of Shares
Exchange-Traded Funds — 0.8%
iShares Russell 1000 Growth ETF	15,724	5,902,475
SPDR S&P 500 ETF Trust	29,881	17,144,523
		23,046,998
TOTAL EXCHANGE-TRADED FUNDS (Cost $22,959,744)		23,046,998
TOTAL LONG-TERM INVESTMENTS (Cost $1,483,849,189)		2,735,021,089

The accompanying notes are an integral part of the financial statements.
31

MassMutual Blue Chip Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Short-Term Investments — 0.9%
Investment of Cash Collateral from Securities Loaned — 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio (g)	14,470,033	$14,470,033
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund	112	112
	Principal Amount
Repurchase Agreement — 0.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/24, 1.520%, due 10/01/24 (h)	$10,470,351	10,470,351
TOTAL SHORT-TERM INVESTMENTS (Cost $24,940,496)		24,940,496
TOTAL INVESTMENTS — 100.4%
(Cost $1,508,789,685) (i)		2,759,961,585
Other Assets/ (Liabilities) — (0.4)%		(11,467,320)
NET ASSETS — 100.0%		$2,748,494,265

Abbreviation Legend

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2024, was $24,457,996 or 0.89% of net assets. The Fund received $10,583,164 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Investment is valued using significant unobservable inputs.
(d)
This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At September 30, 2024, these securities amounted to a value of $6,607,566 or 0.24% of net assets.

(e)
Restricted security. Certain securities are restricted to resale. At September 30, 2024, these securities amounted to a value of $6,607,566 or 0.24% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(f)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At September 30, 2024, the aggregate market value of these securities amounted to $4,153,611 or 0.15% of net assets.

(g)	Represents investment of security lending cash collateral. (Note 2).
(h)
Maturity value of $10,470,794. Collateralized by U.S. Government Agency obligations with a rate of 4.875%, maturity date of 4/30/26, and an aggregate market value, including accrued interest, of $10,679,953.

(i)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
32

MassMutual Mid Cap Value Fund — Portfolio of Investments

September 30, 2024

	Number of Shares	Value
Equities — 98.6%
Common Stock — 98.3%
Communication Services — 7.3%
BCE, Inc. (a)	4,015	$ 139,587
EchoStar Corp. Class A (b)	3,242	80,466
Electronic Arts, Inc.	2,200	315,568
Fox Corp. Class A	2,300	97,359
Fox Corp. Class B	1,364	52,923
IAC, Inc. (b)	5,800	312,156
Interpublic Group of Cos., Inc.	7,761	245,480
Iridium Communications, Inc.	2,077	63,245
Liberty Broadband Corp. Class C (b)	5,500	425,095
Liberty Global Ltd. Class A (b)	17,600	371,536
Liberty Global Ltd. Class C (b)	3,425	74,014
Match Group, Inc. (b)	8,000	302,720
New York Times Co. Class A	297	16,534
News Corp. Class A	18,171	483,894
Omnicom Group, Inc.	418	43,217
Pinterest, Inc. Class A (b)	614	19,875
Playtika Holding Corp.	2,223	17,606
ROBLOX Corp. Class A (b)	590	26,113
Roku, Inc. (b)	2,007	149,843
Sirius XM Holdings, Inc.	15,315	362,200
Spotify Technology SA (b)	60	22,112
Trade Desk, Inc. Class A (b)	653	71,602
Warner Bros Discovery, Inc. (b)	33,217	274,040
ZoomInfo Technologies, Inc. (b)	882	9,102
		3,976,287
Consumer Discretionary — 5.2%
Aptiv PLC (b)	1,196	86,124
BorgWarner, Inc.	2,995	108,689
Carter’s, Inc. (a)	91	5,913
Columbia Sportswear Co.	132	10,981
Coupang, Inc. (b)	2,906	71,342
Crocs, Inc. (b)	113	16,364
Darden Restaurants, Inc.	645	105,864
Deckers Outdoor Corp. (b)	366	58,359
DR Horton, Inc.	894	170,548
Etsy, Inc. (b)	804	44,646
Gap, Inc.	774	17,067
Garmin Ltd.	1,759	309,637
Hasbro, Inc.	362	26,180
Lennar Corp. Class A	1,799	337,277
LKQ Corp.	8,200	327,344
Mattel, Inc. (b)	6,969	132,759
Mohawk Industries, Inc. (b)	628	100,907
Ralph Lauren Corp.	90	17,448
Ross Stores, Inc.	2,246	338,045

	Number of Shares	Value
Skechers USA, Inc. Class A (b)	2,160	$ 144,547
Tapestry, Inc.	4,555	213,994
Ulta Beauty, Inc. (b)	300	116,736
Under Armour, Inc. Class C (b)	1,988	16,620
YETI Holdings, Inc. (b)	1,140	46,774
		2,824,165
Consumer Staples — 10.0%
Archer-Daniels-Midland Co.	5,600	334,544
BellRing Brands, Inc. (b)	2,155	130,852
Coca-Cola Consolidated, Inc.	110	144,804
Conagra Brands, Inc.	18,475	600,807
Dollar General Corp.	800	67,656
Dollar Tree, Inc. (b)	4,221	296,821
General Mills, Inc.	3,031	223,839
Heineken NV (a)	1,674	148,428
Ingredion, Inc.	144	19,790
Kenvue, Inc.	8,988	207,892
Kimberly-Clark Corp.	1,770	251,836
Koninklijke Ahold Delhaize NV	9,007	311,209
Kraft Heinz Co.	4,800	168,528
Kroger Co.	5,710	327,183
Lamb Weston Holdings, Inc.	2,000	129,480
Maplebear, Inc. (b)	3,279	133,587
Molson Coors Beverage Co. Class B	3,500	201,320
Performance Food Group Co. (b)	2,822	221,160
Pernod Ricard SA	1,237	186,972
Pilgrim’s Pride Corp. (b)	425	19,571
Post Holdings, Inc. (b)	2,900	335,675
Reckitt Benckiser Group PLC	1,794	109,861
Tyson Foods, Inc. Class A	5,200	309,712
US Foods Holding Corp (b)	4,800	295,200
Walgreens Boots Alliance, Inc.	37,000	331,520
		5,508,247
Energy — 5.5%
Baker Hughes Co.	6,203	224,238
Cheniere Energy, Inc.	412	74,094
Civitas Resources, Inc.	234	11,857
Coterra Energy, Inc.	5,480	131,246
Devon Energy Corp.	6,944	271,649
Enterprise Products Partners LP (c)	12,613	367,164
EQT Corp.	4,371	160,153
Halliburton Co.	9,200	267,260
HF Sinclair Corp.	5,222	232,745
Kinder Morgan, Inc.	16,600	366,694
Noble Corp. PLC	4,500	162,630
Occidental Petroleum Corp.	3,341	172,195
Ovintiv, Inc.	770	29,499

The accompanying notes are an integral part of the financial statements.
33

MassMutual Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
TechnipFMC PLC	8,168	$ 214,247
Williams Cos., Inc.	7,500	342,375
		3,028,046
Financials — 14.9%
Aflac, Inc.	545	60,931
AllianceBernstein Holding LP (c)	2,089	72,885
Allstate Corp.	3,603	683,309
Ally Financial, Inc.	7,438	264,719
Assurant, Inc.	102	20,284
Axis Capital Holdings Ltd.	356	28,341
Bank of New York Mellon Corp.	4,769	342,700
Brighthouse Financial, Inc. (b)	844	38,005
Cboe Global Markets, Inc.	1,314	269,199
Commerce Bancshares, Inc.	2,333	138,580
Corpay, Inc. (b)	1,100	344,036
Edenred SE	2,522	95,671
Fidelity National Financial, Inc.	5,800	359,948
Fidelity National Information Services, Inc.	2,300	192,625
First Citizens BancShares, Inc. Class A	194	357,144
First Hawaiian, Inc.	4,130	95,610
First Horizon Corp.	12,823	199,141
Global Payments, Inc.	3,000	307,260
Globe Life, Inc.	331	35,056
Hanover Insurance Group, Inc.	1,222	180,991
Hartford Financial Services Group, Inc.	2,830	332,836
Interactive Brokers Group, Inc. Class A	2,064	287,639
LPL Financial Holdings, Inc.	232	53,970
Markel Group, Inc. (b)	200	313,716
Morningstar, Inc.	211	67,334
MSCI, Inc.	565	329,356
Northern Trust Corp.	4,295	386,679
PNC Financial Services Group, Inc.	472	87,249
Reinsurance Group of America, Inc.	1,682	366,458
Shift4 Payments, Inc. Class A (a) (b)	216	19,138
State Street Corp.	2,624	232,145
Synchrony Financial	1,324	66,041
T. Rowe Price Group, Inc.	1,987	216,444
Truist Financial Corp.	5,674	242,677
Unum Group	696	41,370
US Bancorp	5,628	257,369
Webster Financial Corp.	1,061	49,453
Westamerica BanCorp	1,953	96,517
Willis Towers Watson PLC	2,029	597,602
Zions Bancorp NA	341	16,102
		8,146,530

	Number of Shares	Value
Health Care — 14.4%
Agilent Technologies, Inc.	2,456	$ 364,667
Baxter International, Inc.	10,300	391,091
Becton Dickinson & Co.	1,025	247,127
Bio-Rad Laboratories, Inc. Class A (b)	1,095	366,365
Cardinal Health, Inc.	2,158	238,502
Cencora, Inc.	206	46,366
Centene Corp. (b)	8,528	641,988
DENTSPLY SIRONA, Inc.	4,220	114,193
Elanco Animal Health, Inc. (b)	6,952	102,125
Encompass Health Corp.	1,967	190,091
Envista Holdings Corp. (b)	6,242	123,342
GE HealthCare Technologies, Inc. (b)	2,042	191,642
Henry Schein, Inc. (b)	8,947	652,236
Hologic, Inc. (b)	1,637	133,350
Illumina, Inc. (b)	604	78,768
Incyte Corp. (b)	1,368	90,425
IQVIA Holdings, Inc. (b)	308	72,987
Jazz Pharmaceuticals PLC (b)	3,735	416,116
Koninklijke Philips NV (a) (b)	7,685	251,453
Labcorp Holdings, Inc.	2,536	566,745
Medpace Holdings, Inc. (b)	51	17,024
Medtronic PLC	1,722	155,032
Mettler-Toledo International, Inc. (b)	50	74,985
Organon & Co.	14,500	277,385
Perrigo Co. PLC	12,500	327,875
QIAGEN NV	702	31,990
Quest Diagnostics, Inc.	1,963	304,756
Solventum Corp. (b)	790	55,079
Universal Health Services, Inc. Class B	1,017	232,903
Veeva Systems, Inc. Class A (b)	306	64,220
Viatris, Inc.	25,900	300,699
Zimmer Biomet Holdings, Inc.	7,384	797,103
		7,918,630
Industrials — 14.0%
Allison Transmission Holdings, Inc.	1,992	191,372
Amentum Holdings, Inc. (b)	1,200	38,700
Atkore, Inc.	410	34,743
Beacon Roofing Supply, Inc. (b)	2,471	213,569
Bunzl PLC	3,159	149,453
Carlisle Cos., Inc.	217	97,596
Clarivate PLC (a) (b)	36,900	261,990
CNH Industrial NV	13,000	144,300
CSX Corp.	3,729	128,762
Cummins, Inc.	1,084	350,988
Curtiss-Wright Corp.	758	249,147
Donaldson Co., Inc.	625	46,063
Dover Corp.	250	47,935

The accompanying notes are an integral part of the financial statements.
34

MassMutual Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
EMCOR Group, Inc.	395	$ 170,059
Emerson Electric Co.	3,689	403,466
Ferguson Enterprises, Inc.	1,541	305,996
Flowserve Corp.	346	17,885
Fortive Corp.	4,072	321,403
Graco, Inc.	3,003	262,793
Howmet Aerospace, Inc.	3,005	301,251
Huntington Ingalls Industries, Inc.	2,421	640,064
ITT, Inc.	1,483	221,723
Jacobs Solutions, Inc.	1,200	157,080
Johnson Controls International PLC	1,197	92,899
L3Harris Technologies, Inc.	561	133,445
Leidos Holdings, Inc.	1,960	319,480
Lincoln Electric Holdings, Inc.	88	16,898
MSA Safety, Inc.	92	16,315
MSC Industrial Direct Co., Inc. Class A	2,899	249,488
Norfolk Southern Corp.	1,093	271,611
Oshkosh Corp.	2,091	209,539
Owens Corning	1,537	271,311
Parker-Hannifin Corp.	114	72,028
Republic Services, Inc.	357	71,700
Southwest Airlines Co. (a)	7,718	228,684
Timken Co.	1,153	97,186
Trane Technologies PLC	207	80,467
Veralto Corp.	442	49,442
Verisk Analytics, Inc.	77	20,633
Vertiv Holdings Co. Class A	656	65,265
Vinci SA	1,899	222,183
Weir Group PLC	3,386	98,126
WESCO International, Inc.	700	117,586
Woodward, Inc.	1,184	203,068
		7,663,692
Information Technology — 5.1%
Amdocs Ltd.	2,780	243,194
Amkor Technology, Inc.	1,172	35,863
Cirrus Logic, Inc. (b)	1,290	160,231
Cognizant Technology Solutions Corp. Class A	1,505	116,156
Datadog, Inc. Class A (b)	569	65,469
DocuSign, Inc. (b)	1,190	73,887
Dynatrace, Inc. (b)	1,278	68,335
EPAM Systems, Inc. (b)	107	21,296
F5, Inc. (b)	897	197,519
GoDaddy, Inc. Class A (b)	101	15,835
Hewlett Packard Enterprise Co.	15,441	315,923
HP, Inc.	6,293	225,730
HubSpot, Inc. (b)	33	17,543

	Number of Shares	Value
Juniper Networks, Inc.	1,862	$ 72,581
Monolithic Power Systems, Inc.	61	56,394
NetApp, Inc.	432	53,356
ON Semiconductor Corp. (b)	1,193	86,624
Pegasystems, Inc.	973	71,117
Smartsheet, Inc. Class A (b)	1,408	77,947
TD SYNNEX Corp.	1,600	192,128
TE Connectivity PLC (b)	1,008	152,198
Twilio, Inc. Class A (b)	1,033	67,372
UiPath, Inc. Class A (b)	578	7,398
Vontier Corp.	7,159	241,545
Zoom Video Communications, Inc. Class A (b)	2,647	184,602
		2,820,243
Materials — 4.2%
Akzo Nobel NV	2,502	176,475
Axalta Coating Systems Ltd. (b)	537	19,434
Commercial Metals Co.	6,200	340,752
Crown Holdings, Inc.	293	28,093
Graphic Packaging Holding Co.	18,400	544,456
Louisiana-Pacific Corp.	380	40,835
LyondellBasell Industries NV Class A	3,033	290,865
Mosaic Co.	13,400	358,852
Nucor Corp.	2,168	325,937
Packaging Corp. of America	901	194,075
		2,319,774
Real Estate — 6.8%
Agree Realty Corp. (a)	2,294	172,807
Alexandria Real Estate Equities, Inc.	323	38,356
AvalonBay Communities, Inc.	1,463	329,541
Camden Property Trust	1,841	227,419
Cousins Properties, Inc.	169	4,982
Equity LifeStyle Properties, Inc.	435	31,033
Equity Residential	7,909	588,904
Essex Property Trust, Inc.	383	113,146
Gaming & Leisure Properties, Inc.	5,600	288,120
Healthpeak Properties, Inc.	6,217	142,183
JBG SMITH Properties	10,071	176,041
Mid-America Apartment Communities, Inc.	1,451	230,564
Public Storage	546	198,673
Realty Income Corp.	4,880	309,490
Regency Centers Corp.	2,418	174,652
Simon Property Group, Inc.	2,105	355,787
Ventas, Inc.	2,750	176,357
VICI Properties, Inc.	4,835	161,054
		3,719,109

The accompanying notes are an integral part of the financial statements.
35

MassMutual Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Utilities — 10.9%
Ameren Corp.	507	$44,342
CMS Energy Corp.	317	22,390
Dominion Energy, Inc.	10,300	595,237
Duke Energy Corp.	1,537	177,216
Edison International	7,722	672,509
Entergy Corp.	2,938	386,670
Evergy, Inc.	11,354	704,062
Eversource Energy	7,595	516,840
National Fuel Gas Co.	5,200	315,172
NiSource, Inc.	14,300	495,495
Northwestern Energy Group, Inc.	5,892	337,140
OGE Energy Corp.	11,019	451,999
ONE Gas, Inc.	2,579	191,929
PG&E Corp.	18,273	361,257
Spire, Inc.	2,813	189,287
WEC Energy Group, Inc.	2,665	256,320
Xcel Energy, Inc.	4,259	278,113
		5,995,978
TOTAL COMMON STOCK (Cost $48,829,942)		53,920,701
Preferred Stock — 0.3%
Consumer Staples — 0.3%
Henkel AG & Co. KGaA 2.197%
	1,451	136,340
TOTAL PREFERRED STOCK (Cost $103,655)		136,340
TOTAL EQUITIES (Cost $48,933,597)		54,057,041
TOTAL LONG-TERM INVESTMENTS (Cost $48,933,597)		54,057,041
Short-Term Investments — 2.6%
Investment of Cash Collateral from Securities Loaned — 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio (d)	181,190	181,190

	Principal Amount	Value

Repurchase Agreement — 2.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/24, 1.520%, due 10/01/24 (e)	$ 1,248,520	$1,248,520
TOTAL SHORT-TERM INVESTMENTS (Cost $1,429,710)		1,429,710
TOTAL INVESTMENTS — 101.2% (Cost $50,363,307)(f)		55,486,751
Other Assets/ (Liabilities) — (1.2)%		(660,550)
NET ASSETS — 100.0%		$54,826,201

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)
Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2024, was $1,139,201 or 2.08% of net assets. The Fund received $987,240 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(b)	Non-income producing security.
(c)	Security is a Master Limited Partnership.
(d)	Represents investment of security lending cash collateral. (Note 2).
(e)
Maturity value of $1,248,572. Collateralized by U.S. Government Agency obligations with a rate of 4.875%, maturity dates ranging from 4/30/26 - 5/31/26, and an aggregate market value, including accrued interest, of $1,273,783.

(f)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
36

MassMutual Mid Cap Value Fund — Portfolio of Investments (Continued)
Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.	12/20/24	GBP	11,743	USD	15,718	$(21)
Bank of America N.A.	12/20/24	USD	160,464	GBP	120,423	(507)
Bank of America N.A.	12/20/24	USD	122,544	CAD	165,081	234
Citibank N.A.	12/20/24	USD	271,381	EUR	243,025	(10)
Goldman Sachs & Co.	12/20/24	USD	271,187	EUR	243,025	(204)
Goldman Sachs & Co.	12/20/24	USD	160,512	GBP	120,423	(459)
JP Morgan Chase Bank N.A.	12/20/24	USD	271,360	EUR	243,025	(30)
UBS AG	12/20/24	USD	300,159	EUR	268,997	(236)
						$(1,233)

Currency Legend

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.
37

MassMutual Small Cap Value Equity Fund — Portfolio of Investments

September 30, 2024

	Number of Shares	Value
Equities — 98.2%
Common Stock — 98.2%
Communication Services — 0.3%
Shutterstock, Inc.	3,330	$ 117,782
Consumer Discretionary — 11.2%
Adient PLC (a)	14,061	317,357
American Axle & Manufacturing Holdings, Inc. (a)	51,091	315,742
Aramark	9,833	380,832
Bath & Body Works, Inc.	8,262	263,723
Century Communities, Inc.	1,661	171,050
Dave & Buster’s Entertainment, Inc. (a)	12,410	422,561
Five Below, Inc. (a)	2,027	179,085
Gentherm, Inc. (a)	8,280	385,434
Goodyear Tire & Rubber Co. (a)	25,902	229,233
Kontoor Brands, Inc.	2,720	222,442
LKQ Corp.	5,542	221,237
Monro, Inc.	7,427	214,343
Oxford Industries, Inc.	3,183	276,157
Sonos, Inc. (a)	22,351	274,694
Tri Pointe Homes, Inc. (a)	4,685	212,277
Visteon Corp. (a)	2,739	260,862
Wyndham Hotels & Resorts, Inc.	3,979	310,919
		4,657,948
Consumer Staples — 5.1%
Darling Ingredients, Inc. (a)	12,968	481,891
Hain Celestial Group, Inc. (a)	49,528	427,426
Post Holdings, Inc. (a)	2,308	267,151
Spectrum Brands Holdings, Inc.	3,530	335,844
SunOpta, Inc. (a)	44,060	281,103
US Foods Holding Corp (a)	5,528	339,972
		2,133,387
Energy — 3.9%
Antero Resources Corp. (a)	9,122	261,345
Atlas Energy Solutions, Inc. (b)	26,015	567,127
Chesapeake Energy Corp. (b)	3,394	279,157
Chord Energy Corp.	1,964	255,772
Sitio Royalties Corp. Class A	13,141	273,858
		1,637,259
Financials — 18.0%
Assured Guaranty Ltd.	3,387	269,334
Bank OZK	7,486	321,823
Bread Financial Holdings, Inc.	7,382	351,236
Burford Capital Ltd.	26,561	352,199
Cadence Bank	8,465	269,610

	Number of Shares	Value
Columbia Banking System, Inc.	20,311	$ 530,320
Everest Group Ltd.	687	269,187
Fidelis Insurance Holdings Ltd.	11,440	206,606
Hancock Whitney Corp.	6,139	314,133
Houlihan Lokey, Inc.	1,536	242,719
Kemper Corp.	4,608	282,240
Live Oak Bancshares, Inc.	13,436	636,463
OFG Bancorp	13,905	624,613
ProAssurance Corp. (a)	12,828	192,933
Reinsurance Group of America, Inc.	1,012	220,484
Seacoast Banking Corp. of Florida	11,095	295,682
Synovus Financial Corp.	6,618	294,302
Texas Capital Bancshares, Inc. (a)	9,374	669,866
Triumph Financial, Inc. (a)	7,655	608,879
Webster Financial Corp.	6,333	295,181
White Mountains Insurance Group Ltd.	133	225,595
		7,473,405
Health Care — 2.4%
Acadia Healthcare Co., Inc. (a)	3,314	210,141
AMN Healthcare Services, Inc. (a)	3,970	168,288
Haemonetics Corp. (a)	4,127	331,728
ICU Medical, Inc. (a)	1,100	200,442
ModivCare, Inc. (a)	5,937	84,781
		995,380
Industrials — 26.3%
Air Lease Corp.	7,651	346,514
Air Transport Services Group, Inc. (a)	28,910	468,053
Alamo Group, Inc.	1,027	184,993
American Woodmark Corp. (a)	3,466	323,898
Brady Corp. Class A	3,855	295,409
Columbus McKinnon Corp.	11,742	422,712
DNOW, Inc. (a)	31,678	409,596
Enerpac Tool Group Corp.	20,298	850,283
Enviri Corp. (a)	45,672	472,248
Fortune Brands Innovations, Inc.	4,411	394,917
Gibraltar Industries, Inc. (a)	7,227	505,384
Greenbrier Cos., Inc.	13,840	704,318
Helios Technologies, Inc.	8,611	410,745
Huron Consulting Group, Inc. (a)	2,301	250,119
Interface, Inc.	24,758	469,659
Janus International Group, Inc. (a)	24,129	243,944
John Bean Technologies Corp.	2,590	255,141
Kennametal, Inc.	23,988	622,009
Kirby Corp. (a)	6,151	753,067
Knight-Swift Transportation Holdings, Inc.	3,422	184,617
Maximus, Inc.	1,512	140,858
Middleby Corp. (a)	2,372	330,016

The accompanying notes are an integral part of the financial statements.
38

MassMutual Small Cap Value Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Ryder System, Inc.	2,240	$326,592
Science Applications International Corp.	1,781	248,040
Standex International Corp.	2,152	393,343
Vestis Corp.	20,977	312,557
WillScot Holdings Corp. (a)	11,874	446,462
WNS Holdings Ltd. (a)	3,355	176,842
		10,942,336
Information Technology — 14.2%
ACI Worldwide, Inc. (a)	4,383	223,095
Amdocs Ltd.	2,037	178,197
Amkor Technology, Inc.	8,835	270,351
Belden, Inc.	3,032	355,138
Ciena Corp. (a)	11,718	721,712
Coherent Corp. (a)	14,284	1,269,990
CTS Corp.	2,684	129,852
Diodes, Inc. (a)	7,343	470,613
ePlus, Inc. (a)	3,037	298,659
Knowles Corp. (a)	13,936	251,266
Lumentum Holdings, Inc. (a)	9,919	628,666
Progress Software Corp.	5,331	359,149
Tower Semiconductor Ltd. (a)	17,030	753,748
		5,910,436
Materials — 9.5%
ATI, Inc. (a)	11,874	794,489
Axalta Coating Systems Ltd. (a)	10,745	388,862
Element Solutions, Inc.	14,280	387,845
Ferroglobe PLC	66,403	308,110
HB Fuller Co.	3,216	255,286
Kaiser Aluminum Corp.	7,187	521,201
Materion Corp.	3,906	436,925
Mativ Holdings, Inc.	13,103	222,620
Sealed Air Corp.	7,063	256,387
TriMas Corp.	15,375	392,524
		3,964,249
Real Estate — 5.4%
Colliers International Group, Inc.	913	138,602
DiamondRock Hospitality Co.	29,219	255,082
Independence Realty Trust, Inc.	15,441	316,540
Kimco Realty Corp.	15,748	365,669
LXP Industrial Trust	18,035	181,252
NETSTREIT Corp.	7,977	131,860
Phillips Edison & Co., Inc.	7,885	297,343
PotlatchDeltic Corp.	7,182	323,549
Sabra Health Care REIT, Inc.	12,272	228,382
		2,238,279

	Number of Shares	Value
Utilities — 1.9%
ONE Gas, Inc.	4,397	$327,225
Portland General Electric Co.	5,217	249,894
TXNM Energy, Inc.	5,037	220,470
		797,589
TOTAL COMMON STOCK (Cost $35,229,610)		40,868,050
TOTAL EQUITIES (Cost $35,229,610)		40,868,050
TOTAL LONG-TERM INVESTMENTS (Cost $35,229,610)		40,868,050
	Principal Amount
Short-Term Investments — 1.8%
Repurchase Agreement — 1.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/24, 1.520%, due 10/01/24 (c)	$726,448	726,448
TOTAL SHORT-TERM INVESTMENTS (Cost $726,448)		726,448
TOTAL INVESTMENTS — 100.0% (Cost $35,956,058) (d)		41,594,498
Other Assets/ (Liabilities) — 0.0%		9,767
NET ASSETS — 100.0%		$41,604,265

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2024, was $826,860 or 1.99% of net assets. The Fund received $839,673 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)
Maturity value of $726,479. Collateralized by U.S. Government Agency obligations with a rate of 4.875%, maturity date of 4/30/26, and an aggregate market value, including accrued interest, of $741,312.

(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
39

MassMutual Small Company Value Fund — Portfolio of Investments

September 30, 2024

	Number of Shares	Value
Equities — 99.6%
Common Stock — 99.6%
Communication Services — 1.6%
Cable One, Inc.	1,038	$ 363,081
Criteo SA Sponsored ADR (a)	11,647	468,676
Entravision Communications Corp. Class A	51,956	107,549
Nexstar Media Group, Inc.	6,703	1,108,341
Townsquare Media, Inc. Class A	2,889	29,352
		2,076,999
Consumer Discretionary — 14.5%
A-Mark Precious Metals, Inc. (b)	6,146	271,407
Accel Entertainment, Inc. (a)	16,028	186,245
Adient PLC (a)	45,740	1,032,352
ADT, Inc.	155,846	1,126,767
AutoNation, Inc. (a)	5,680	1,016,266
BorgWarner, Inc.	32,163	1,167,195
Boyd Gaming Corp.	5,871	379,560
BRP, Inc. (b)	4,502	268,049
Brunswick Corp.	5,818	487,665
Build-A-Bear Workshop, Inc.	30,452	1,046,635
Capri Holdings Ltd. (a)	4,441	188,476
Cavco Industries, Inc. (a)	227	97,210
Champion Homes, Inc. (a)	3,878	367,828
Citi Trends, Inc. (a) (b)	17,513	321,714
Dana, Inc.	44,503	469,952
Dave & Buster’s Entertainment, Inc. (a)	7,946	270,561
Dine Brands Global, Inc.	13,295	415,203
Genesco, Inc. (a)	28,090	763,205
Group 1 Automotive, Inc.	3,350	1,283,184
Hanesbrands, Inc. (a)	155,590	1,143,587
KB Home	10,109	866,240
M/I Homes, Inc. (a)	483	82,767
MarineMax, Inc. (a)	10,155	358,167
Meritage Home Corp.	1,214	248,955
OneWater Marine, Inc. Class A (a) (b)	8,568	204,861
Penske Automotive Group, Inc.	1,073	174,277
Solo Brands, Inc. Class A (a) (b)	27,471	38,734
Tapestry, Inc.	12,503	587,391
Taylor Morrison Home Corp. (a)	19,530	1,372,178
Topgolf Callaway Brands Corp. (a)	49,325	541,589
Visteon Corp. (a)	2,538	241,719
Winnebago Industries, Inc.	20,511	1,191,894
		18,211,833

	Number of Shares	Value
Consumer Staples — 2.0%
Edgewell Personal Care Co.	16,037	$ 582,784
Nomad Foods Ltd.	60,199	1,147,393
Spectrum Brands Holdings, Inc.	6,321	601,380
Turning Point Brands, Inc.	3,533	152,449
		2,484,006
Energy — 7.7%
Cactus, Inc. Class A	27,344	1,631,616
ChampionX Corp.	27,252	821,648
Chord Energy Corp.	3,595	468,177
Crescent Energy Co. Class A	40,703	445,698
Mach Natural Resources LP	11,544	184,704
Magnolia Oil & Gas Corp. Class A (b)	79,867	1,950,352
Matador Resources Co.	20,397	1,008,020
NexGen Energy Ltd. (a) (b)	115,210	752,321
Northern Oil & Gas, Inc.	53,377	1,890,080
Permian Resources Corp.	27,340	372,097
TXO Partners LP	5,305	104,933
		9,629,646
Financials — 27.0%
1st Source Corp.	14,598	874,128
Ameris Bancorp	5,701	355,685
Associated Banc-Corp.	57,215	1,232,411
Axis Capital Holdings Ltd.	11,053	879,929
Axos Financial, Inc. (a)	2,699	169,713
Banc of California, Inc.	13,995	206,146
Bank of Marin Bancorp	19,976	401,318
BankUnited, Inc.	37,428	1,363,876
Berkshire Hills Bancorp, Inc.	33,693	907,352
Bowhead Specialty Holdings, Inc. (a) (b)	2,356	65,992
Carter Bankshares, Inc. (a)	29,775	517,787
Columbia Banking System, Inc.	25,051	654,082
Comerica, Inc.	14,090	844,132
Compass Diversified Holdings	27,965	618,865
CVB Financial Corp.	27,284	486,201
Euronet Worldwide, Inc. (a)	5,574	553,108
EVERTEC, Inc.	22,910	776,420
Federated Hermes, Inc.	33,506	1,232,016
Fidelis Insurance Holdings Ltd.	10,871	196,330
First BanCorp	73,248	1,550,660
First Bancorp/Southern Pines NC	23,870	992,753
First Busey Corp.	28,389	738,682
First Interstate BancSystem, Inc. Class A	11,726	359,754
First Merchants Corp.	4,477	166,544
FNB Corp.	59,739	842,917

The accompanying notes are an integral part of the financial statements.
40

MassMutual Small Company Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Hamilton Insurance Group Ltd. Class B (a)	11,303	$ 218,600
Hanover Insurance Group, Inc.	4,589	679,677
HarborOne Bancorp, Inc.	63,285	821,439
Heritage Financial Corp.	51,215	1,114,951
Home BancShares, Inc.	24,768	670,965
NCR Atleos Corp. (a)	41,731	1,190,585
Nicolet Bankshares, Inc.	9,993	955,631
Old National Bancorp	53,676	1,001,594
Pacific Premier Bancorp, Inc.	58,524	1,472,464
Peoples Bancorp, Inc.	17,428	524,409
Popular, Inc.	4,462	447,405
Premier Financial Corp.	24,251	569,413
Provident Financial Services, Inc.	4,910	91,130
Repay Holdings Corp. (a)	20,262	165,338
SouthState Corp.	8,772	852,463
StoneX Group, Inc. (a)	1,341	109,801
Texas Capital Bancshares, Inc. (a)	17,350	1,239,831
TriCo Bancshares	23,352	995,963
UMB Financial Corp.	5,905	620,675
Valley National Bancorp	8,215	74,428
Walker & Dunlop, Inc.	11,430	1,298,334
Webster Financial Corp.	15,642	729,074
WSFS Financial Corp.	21,200	1,080,988
		33,911,959
Health Care — 3.1%
Acadia Healthcare Co., Inc. (a)	4,969	315,084
AMN Healthcare Services, Inc. (a)	13,310	564,211
Embecta Corp.	15,486	218,353
Enovis Corp. (a)	12,169	523,875
Envista Holdings Corp. (a)	19,995	395,101
Integra LifeSciences Holdings Corp. (a)	24,894	452,324
Patterson Cos., Inc.	4,170	91,073
Pediatrix Medical Group, Inc. (a)	111,880	1,296,689
		3,856,710
Industrials — 17.9%
ABM Industries, Inc.	23,849	1,258,273
ArcBest Corp.	9,577	1,038,626
Atmus Filtration Technologies, Inc.	7,457	279,861
Barrett Business Services, Inc.	1,020	38,260
Beacon Roofing Supply, Inc. (a)	6,645	574,327
Blue Bird Corp. (a)	26,914	1,290,795
BrightView Holdings, Inc. (a)	71,839	1,130,746
Brink’s Co.	7,390	854,580
Deluxe Corp.	8,366	163,053
DIRTT Environmental Solutions (a)	45,273	23,610
DXP Enterprises, Inc. (a)	3,391	180,944
First Advantage Corp. (a)	3,777	74,974

	Number of Shares	Value
Fluor Corp. (a)	19,711	$ 940,412
Franklin Covey Co. (a)	22,857	940,108
Gates Industrial Corp. PLC (a)	85,982	1,508,984
GMS, Inc. (a)	7,750	701,918
Great Lakes Dredge & Dock Corp. (a)	120,091	1,264,558
Hayward Holdings, Inc. (a)	71,763	1,100,844
Hillman Solutions Corp. (a)	112,125	1,184,040
IBEX Holdings Ltd. (a)	5,553	110,949
John Bean Technologies Corp.	11,059	1,089,422
Korn Ferry	3,710	279,140
Loomis AB	7,008	230,368
Luxfer Holdings PLC	3,132	40,559
MasTec, Inc. (a)	7,271	895,060
MillerKnoll, Inc.	49,497	1,225,546
NV5 Global, Inc. (a)	2,652	247,909
Proficient Auto Logistics, Inc. (a)	6,182	87,661
REV Group, Inc.	43,306	1,215,166
Science Applications International Corp.	2,421	337,173
Sensata Technologies Holding PLC	5,288	189,628
Tecnoglass, Inc. (b)	16,272	1,117,236
Timken Co.	10,068	848,632
Titan Machinery, Inc. (a)	5,657	78,802
		22,542,164
Information Technology — 9.0%
ACI Worldwide, Inc. (a)	10,808	550,127
Amkor Technology, Inc.	32,627	998,386
Avnet, Inc.	9,961	540,982
Axcelis Technologies, Inc. (a)	3,959	415,101
Belden, Inc.	5,909	692,121
Calix, Inc. (a)	20,607	799,346
Coherent Corp. (a)	5,110	454,330
Extreme Networks, Inc. (a)	66,049	992,716
Grid Dynamics Holdings, Inc. (a)	53,156	744,184
Harmonic, Inc. (a)	61,278	892,820
Ichor Holdings Ltd. (a)	20,508	652,360
Kulicke & Soffa Industries, Inc.	10,048	453,466
SMART Global Holdings, Inc. (a)	59,888	1,254,654
Synaptics, Inc. (a)	8,544	662,844
Teradata Corp. (a)	11,599	351,914
TTM Technologies, Inc. (a)	49,556	904,397
		11,359,748
Materials — 7.7%
AdvanSix, Inc.	41,741	1,268,092
Avient Corp.	23,903	1,202,799
Ecovyst, Inc. (a)	148,307	1,015,903
Element Solutions, Inc.	33,668	914,423
Graphic Packaging Holding Co.	29,153	862,637

The accompanying notes are an integral part of the financial statements.
41

MassMutual Small Company Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Ingevity Corp. (a)	5,134	$200,226
Methanex Corp.	21,968	908,157
Minerals Technologies, Inc.	2,999	231,613
O-I Glass, Inc. (a)	84,361	1,106,816
Pactiv Evergreen, Inc.	95,664	1,101,093
Silgan Holdings, Inc.	16,452	863,730
		9,675,489
Real Estate — 7.2%
Acadia Realty Trust	51,639	1,212,484
American Healthcare REIT, Inc.	4,900	127,890
Americold Realty Trust, Inc.	9,714	274,615
Broadstone Net Lease, Inc.	44,555	844,317
CareTrust REIT, Inc.	2,360	72,829
EPR Properties	3,820	187,333
First Industrial Realty Trust, Inc.	15,778	883,252
Independence Realty Trust, Inc. (b)	71,454	1,464,807
National Storage Affiliates Trust	15,494	746,811
NETSTREIT Corp. (b)	31,085	513,835
Ryman Hospitality Properties, Inc.	10,443	1,119,907
STAG Industrial, Inc.	19,707	770,347
Terreno Realty Corp.	8,731	583,493
UMH Properties, Inc.	11,890	233,876
		9,035,796
Utilities — 1.9%
IDACORP, Inc.	10,786	1,111,929
Portland General Electric Co.	21,973	1,052,506
Southwest Gas Holdings, Inc.	2,972	219,215
		2,383,650
TOTAL COMMON STOCK (Cost $115,641,214)		125,168,000
TOTAL EQUITIES (Cost $115,641,214)		125,168,000
TOTAL LONG-TERM INVESTMENTS (Cost $115,641,214)		125,168,000
Short-Term Investments — 0.9%
Investment of Cash Collateral from Securities Loaned — 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio (c)	523,158	523,158

	Principal Amount	Value
Repurchase Agreement — 0.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/24, 1.520%, due 10/01/24 (d)	$ 557,943	$557,943
TOTAL SHORT-TERM INVESTMENTS (Cost $1,081,101)		1,081,101
TOTAL INVESTMENTS — 100.5%
(Cost $116,722,315) (e)		126,249,101
Other Assets/ (Liabilities) — (0.5)%		(619,518)
NET ASSETS — 100.0%		$125,629,583

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2024, was $4,731,572 or 3.77% of net assets. The Fund received $4,351,899 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Represents investment of security lending cash collateral. (Note 2).
(d)
Maturity value of $557,966. Collateralized by U.S. Government Agency obligations with rates ranging from 0.750% - 4.875%, maturity date of 5/31/26, and an aggregate market value, including accrued interest, of $569,184.

(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
42

MassMutual Small Company Value Fund — Portfolio of Investments (Continued)
Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Citibank N.A.	12/20/24	USD	198,079	SEK	2,016,973	$ (1,299)

Currency Legend

SEK	Swedish Krona
USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.
43

MassMutual Mid Cap Growth Fund — Portfolio of Investments

September 30, 2024

	Number of Shares	Value
Equities — 96.6%
Common Stock — 96.3%
Communication Services — 5.5%
Liberty Media Corp-Liberty Formula One Class C (a)	494,624	$38,298,736
Match Group, Inc. (a) (b)	958,711	36,277,624
New York Times Co. Class A	420,000	23,381,401
Pinterest, Inc. Class A (a)	351,591	11,381,001
Reddit, Inc. Class A (a)	188,976	12,457,298
Roku, Inc. (a)	124,900	9,325,034
Spotify Technology SA (a)	75,500	27,824,015
Trade Desk, Inc. Class A (a)	1,101,460	120,775,089
		279,720,198
Consumer Discretionary — 12.2%
Bath & Body Works, Inc.	588,464	18,783,771
Birkenstock Holding PLC (a)	237,858	11,724,021
BorgWarner, Inc.	255,424	9,269,337
Bright Horizons Family Solutions, Inc. (a)	270,266	37,872,375
Burlington Stores, Inc. (a)	218,251	57,504,774
Caesars Entertainment, Inc. (a)	173,786	7,253,828
Chipotle Mexican Grill, Inc. (a)	130,108	7,496,823
Domino's Pizza, Inc.	186,145	80,068,410
DraftKings, Inc. Class A (a)	1,439,037	56,410,250
Five Below, Inc. (a)	210,500	18,597,675
Hilton Worldwide Holdings, Inc.	231,100	53,268,550
Lithia Motors, Inc. (b)	23,512	7,468,352
Lululemon Athletica, Inc. (a)	35,000	9,497,250
Mattel, Inc. (a)	778,632	14,832,940
Mobileye Global, Inc. Class A (a) (b)	278,027	3,808,970
Modine Manufacturing Co. (a)	74,090	9,838,411
On Holding AG, Class A (a) (b)	364,476	18,278,471
Planet Fitness, Inc. Class A (a) (b)	245,500	19,939,510
Ross Stores, Inc.	465,202	70,017,553
Tractor Supply Co.	41,883	12,185,021
Ulta Beauty, Inc. (a)	76,903	29,924,495
Viking Holdings Ltd. (a)	508,069	17,726,527
Yum! Brands, Inc.	367,859	51,393,581
		623,160,895
Consumer Staples — 3.2%
Boston Beer Co., Inc. Class A (a)	25,300	7,315,242
Casey's General Stores, Inc.	95,500	35,880,305
Constellation Brands, Inc. Class A	69,100	17,806,379
Dollar General Corp.	85,061	7,193,609
Dollar Tree, Inc. (a)	562,000	39,519,840
Lamb Weston Holdings, Inc.	112,755	7,299,758
Maplebear, Inc. (a)	249,900	10,180,926

	Number of Shares	Value
McCormick & Co., Inc.	184,900	$15,217,270
Reynolds Consumer Products, Inc.	479,500	14,912,450
TreeHouse Foods, Inc. (a) (b)	273,200	11,468,936
		166,794,715
Energy — 3.8%
Cheniere Energy, Inc.	289,400	52,045,696
Chesapeake Energy Corp. (b)	209,800	17,256,050
Coterra Energy, Inc.	428,075	10,252,396
EQT Corp.	910,700	33,368,048
Permian Resources Corp. (b)	982,645	13,373,798
Range Resources Corp.	431,400	13,269,864
TechnipFMC PLC	1,536,234	40,295,418
Weatherford International PLC	164,700	13,986,324
		193,847,594
Financials — 8.2%
Aon PLC Class A	43,302	14,982,059
Apollo Global Management, Inc.	193,049	24,113,751
Assurant, Inc.	244,500	48,621,270
Axis Capital Holdings Ltd.	179,700	14,305,917
Block, Inc. (a)	208,608	14,003,855
Carlyle Group, Inc.	243,026	10,464,700
Cboe Global Markets, Inc.	160,900	32,963,583
Coinbase Global, Inc. Class A (a)	42,962	7,654,539
Corpay, Inc. (a)	111,800	34,966,568
Intercontinental Exchange, Inc.	221,900	35,646,016
KKR & Co., Inc.	285,801	37,319,895
Markel Group, Inc. (a)	9,500	14,901,510
MarketAxess Holdings, Inc.	124,600	31,922,520
MSCI, Inc.	23,167	13,504,739
Nasdaq, Inc.	78,241	5,712,375
Raymond James Financial, Inc.	248,800	30,468,048
Toast, Inc., Class A (a) (b)	740,800	20,972,048
TPG, Inc.	94,600	5,445,176
Tradeweb Markets, Inc. Class A	158,500	19,601,695
		417,570,264
Health Care — 21.9%
Acadia Healthcare Co., Inc. (a) (b)	364,100	23,087,581
Agilent Technologies, Inc.	630,762	93,655,542
Alcon, Inc.	552,820	55,320,697
Align Technology, Inc. (a)	146,338	37,216,680
Alnylam Pharmaceuticals, Inc. (a)	221,331	60,872,665
Apellis Pharmaceuticals, Inc. (a) (b)	149,518	4,312,099
Argenx SE ADR (a)	29,500	15,991,360
Ascendis Pharma AS ADR (a)	91,377	13,643,500
Avantor, Inc. (a) (b)	2,705,432	69,989,526
Biogen, Inc. (a)	162,000	31,402,080
Bruker Corp.	557,747	38,518,008
The Cooper Cos., Inc. (a)	423,300	46,706,922

The accompanying notes are an integral part of the financial statements.
44

MassMutual Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
CRISPR Therapeutics AG (a) (b)	126,814	$5,957,722
Cytokinetics, Inc. (a)	256,100	13,522,080
Dexcom, Inc. (a)	198,386	13,299,797
Enovis Corp. (a)	398,100	17,138,205
Exact Sciences Corp. (a) (b)	305,082	20,782,186
GE HealthCare Technologies, Inc. (a)	68,205	6,401,039
Hologic, Inc. (a)	1,480,366	120,590,614
IDEXX Laboratories, Inc. (a)	40,220	20,319,948
Insmed, Inc. (a)	32,915	2,402,795
Inspire Medical Systems, Inc. (a) (b)	78,796	16,629,896
Ionis Pharmaceuticals, Inc. (a) (b)	662,317	26,532,419
Mettler-Toledo International, Inc. (a)	26,701	40,043,490
Molina Healthcare, Inc. (a)	96,500	33,250,040
Natera, Inc. (a)	215,085	27,305,041
Penumbra, Inc. (a)	4,006	778,406
Quidelortho Corp. (a) (b)	407,500	18,582,000
ResMed, Inc.	42,065	10,268,908
Sarepta Therapeutics, Inc. (a)	110,369	13,783,984
Steris PLC	65,049	15,776,985
Teleflex, Inc.	376,766	93,181,767
Vaxcyte, Inc. (a)	101,571	11,606,518
Veeva Systems, Inc. Class A (a)	410,333	86,116,587
West Pharmaceutical Services, Inc.	41,000	12,306,560
		1,117,293,647
Industrials — 16.8%
Beacon Roofing Supply, Inc. (a)	152,016	13,138,743
Broadridge Financial Solutions, Inc.	162,400	34,920,872
Builders FirstSource, Inc. (a)	102,725	19,914,269
BWX Technologies, Inc.	328,173	35,672,405
Cintas Corp.	56,299	11,590,838
Equifax, Inc.	208,275	61,203,692
Esab Corp.	386,100	41,046,291
Ferguson Enterprises, Inc.	99,100	19,678,287
Fortive Corp.	580,812	45,843,491
FTAI Aviation Ltd. (b)	290,186	38,565,720
Howmet Aerospace, Inc.	76,400	7,659,100
IDEX Corp.	101,400	21,750,300
Ingersoll Rand, Inc.	621,200	60,976,992
ITT, Inc.	31,800	4,754,418
JB Hunt Transport Services, Inc.	378,213	65,177,446
KBR, Inc.	221,386	14,418,870
Knight-Swift Transportation Holdings, Inc. (b)	183,678	9,909,428
L3Harris Technologies, Inc.	86,146	20,491,549
Paylocity Holding Corp. (a)	221,325	36,511,985
Quanta Services, Inc.	115,402	34,407,106

	Number of Shares	Value
Rollins, Inc.	204,734	$10,355,446
Southwest Airlines Co. (b)	62,500	1,851,875
Stanley Black & Decker, Inc.	67,706	7,456,462
Textron, Inc.	777,200	68,844,376
TransUnion	372,369	38,987,034
Trex Co., Inc. (a)	85,611	5,699,980
UL Solutions, Inc. Class A	115,798	5,708,842
United Rentals, Inc.	34,700	28,097,631
Veralto Corp.	193,400	21,633,724
Verisk Analytics, Inc.	86,100	23,071,356
Waste Connections, Inc.	141,579	25,317,157
XPO, Inc. (a)	226,389	24,339,081
		858,994,766
Information Technology — 18.7%
Amphenol Corp. Class A	509,925	33,226,713
Arista Networks, Inc. (a)	59,914	22,996,192
Atlassian Corp. Class A (a)	113,600	18,040,816
Bill Holdings, Inc. (a)	108,203	5,708,790
CCC Intelligent Solutions Holdings, Inc. (a)	3,150,720	34,815,456
Cognex Corp. (b)	386,432	15,650,496
Cognizant Technology Solutions Corp. Class A	207,345	16,002,887
Crowdstrike Holdings, Inc. Class A (a)	47,727	13,385,992
Datadog, Inc. Class A (a)	81,373	9,362,777
Entegris, Inc.	21,125	2,377,196
EPAM Systems, Inc. (a)	70,311	13,993,998
Fair Isaac Corp. (a)	37,659	73,191,020
Fortinet, Inc. (a)	587,595	45,567,992
Gartner, Inc. (a)	14,477	7,336,365
Guidewire Software, Inc. (a)	119,258	21,817,059
HubSpot, Inc. (a)	20,845	11,081,202
Keysight Technologies, Inc. (a)	251,000	39,891,430
KLA Corp.	15,292	11,842,278
Lattice Semiconductor Corp. (a) (b)	1,102,599	58,514,929
Littelfuse, Inc. (b)	25,600	6,790,400
Marvell Technology, Inc.	1,725,248	124,424,886
Microchip Technology, Inc.	1,119,000	89,844,510
MongoDB, Inc. (a)	63,683	17,216,699
Monolithic Power Systems, Inc.	34,156	31,577,222
NXP Semiconductors NV	83,100	19,944,831
Onestream, Inc. (a)	140,177	4,752,000
Palantir Technologies, Inc. Class A (a)	671,132	24,966,110
Palo Alto Networks, Inc. (a)	20,749	7,092,008
PTC, Inc. (a)	348,406	62,943,028
Pure Storage, Inc. Class A (a)	385,500	19,367,520
Roper Technologies, Inc.	22,100	12,297,324

The accompanying notes are an integral part of the financial statements.
45

MassMutual Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Twilio, Inc. Class A (a)	120,450	$7,855,749
Tyler Technologies, Inc. (a)	91,000	53,118,520
Zoom Video Communications, Inc. Class A (a)	297,300	20,733,702
		957,728,097
Materials — 5.2%
ATI, Inc. (a)	279,957	18,731,923
Avery Dennison Corp.	246,600	54,439,416
Ball Corp.	1,019,800	69,254,618
Eagle Materials, Inc. (b)	78,206	22,495,956
Martin Marietta Materials, Inc.	99,300	53,448,225
RPM International, Inc.	146,600	17,738,600
Sealed Air Corp.	595,500	21,616,650
Summit Materials, Inc. Class A (a)	179,141	6,991,873
		264,717,261
Real Estate — 0.8%
CoStar Group, Inc. (a)	408,096	30,786,762
First Industrial Realty Trust, Inc.	182,556	10,219,485
		41,006,247
TOTAL COMMON STOCK
(Cost $3,740,042,736)		4,920,833,684
Preferred Stock — 0.3%
Consumer Discretionary — 0.0%
Nuro, Inc., Series D, (Acquired 10/29/21, Cost $3,125,295) (a) (c) (d) (e)	149,925	613,193
Health Care — 0.0%
Caris Life Sciences, Inc., Series D, (Acquired 5/11/21, Cost $5,006,003) (a) (c) (d) (e)	618,025	2,249,611
Industrials — 0.1%
Sila Nanotechnologies, Inc., Series F, (Acquired 1/07/21, Cost $7,310,569) (a) (c) (d) (e)	177,128	3,463,525
Information Technology — 0.1%
Databricks, Inc., Series H, (Acquired 8/31/21, Cost $3,472,860) (a) (c) (d) (e)	47,260	4,129,106

	Number of Shares	Value
Materials — 0.1%
Redwood Materials, Inc., Series C, (Acquired 5/28/21, Cost $3,678,889) (a) (c) (d) (e)	77,608	$3,998,364
TOTAL PREFERRED STOCK (Cost $22,593,614)		14,453,799
TOTAL EQUITIES (Cost $3,762,636,350)		4,935,287,483
TOTAL LONG-TERM INVESTMENTS (Cost $3,762,636,350)		4,935,287,483
Short-Term Investments — 3.7%
Investment of Cash Collateral from Securities Loaned — 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio (f)	7,294,310	7,294,310
Mutual Fund — 0.0%
T. Rowe Price Treasury Reserve Fund	365	365

	Principal Amount
Repurchase Agreement — 3.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/24, 1.520%, due 10/01/24 (g)	$180,519,663	180,519,663
TOTAL SHORT-TERM INVESTMENTS (Cost $187,814,338)		187,814,338
TOTAL INVESTMENTS — 100.3%
(Cost $3,950,450,688) (h)		5,123,101,821
Other Assets/ (Liabilities) — (0.3)%		(15,193,763)
NET ASSETS — 100.0%		$5,107,908,058

The accompanying notes are an integral part of the financial statements.
46

MassMutual Mid Cap Growth Fund — Portfolio of Investments (Continued)
Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2024, was $254,333,734 or 4.98% of net assets. The Fund received $250,086,768 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Investment is valued using significant unobservable inputs.
(d)
This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At September 30, 2024, these securities amounted to a value of $14,453,799 or 0.28% of net assets.

(e)
Restricted security. Certain securities are restricted to resale. At September 30, 2024, these securities amounted to a value of $14,453,799 or 0.28% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(f)	Represents investment of security lending cash collateral. (Note 2).
(g)
Maturity value of $180,527,285. Collateralized by U.S. Government Agency obligations with rates ranging from 0.750% - 4.875%, maturity dates ranging from 4/30/26 - 5/31/26, and an aggregate market value, including accrued interest, of $184,130,197.

(h)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
47

MassMutual Small Cap Growth Equity Fund — Portfolio of Investments

September 30, 2024

	Number of Shares	Value
Equities — 97.9%
Common Stock — 97.9%
Communication Services — 1.9%
Cargurus, Inc. (a)	153,497	$4,609,516
Cinemark Holdings, Inc. (a)	97,526	2,715,124
Criteo SA Sponsored ADR (a)	63,825	2,568,318
New York Times Co. Class A	51,840	2,885,933
Ziff Davis, Inc. (a) (b)	31,528	1,534,152
		14,313,043
Consumer Discretionary — 12.4%
Abercrombie & Fitch Co. Class A (a)	23,774	3,325,983
Acushnet Holdings Corp. (b)	22,774	1,451,842
American Eagle Outfitters, Inc.	105,141	2,354,107
Boot Barn Holdings, Inc. (a)	46,927	7,849,948
Carter’s, Inc.	23,551	1,530,344
Cava Group, Inc. (a)	20,453	2,533,104
Century Communities, Inc.	17,562	1,808,535
Champion Homes, Inc. (a)	74,283	7,045,742
Crocs, Inc. (a)	14,558	2,108,144
Duolingo, Inc. (a)	23,201	6,543,146
Dutch Bros, Inc. Class A (a)	37,293	1,194,495
European Wax Center, Inc. Class A (a) (b)	26,755	181,934
Genius Sports Ltd. (a) (b)	325,927	2,555,268
Global-e Online Ltd. (a) (b)	49,818	1,915,004
Goodyear Tire & Rubber Co. (a)	160,949	1,424,399
H&R Block, Inc. (b)	54,770	3,480,633
Modine Manufacturing Co. (a)	62,371	8,282,245
Ollie’s Bargain Outlet Holdings, Inc. (a)	42,613	4,141,984
Patrick Industries, Inc. (b)	14,757	2,100,954
Red Rock Resorts, Inc. Class A	30,141	1,640,876
Shake Shack, Inc. Class A (a)	43,857	4,526,481
Steven Madden Ltd. (b)	44,427	2,176,479
Stride, Inc. (a) (b)	19,575	1,669,943
Sweetgreen, Inc. Class A (a) (b)	75,968	2,693,066
Taylor Morrison Home Corp. (a)	60,291	4,236,046
Texas Roadhouse, Inc.	26,133	4,615,088
Visteon Corp. (a)	14,969	1,425,647
Wingstop, Inc.	22,366	9,306,045
YETI Holdings, Inc. (a)	39,803	1,633,117
		95,750,599
Consumer Staples — 2.0%
BellRing Brands, Inc. (a)	87,867	5,335,284
elf Beauty, Inc. (a) (b)	14,246	1,553,241

	Number of Shares	Value
Freshpet, Inc. (a)	46,463	$6,354,745
Simply Good Foods Co. (a)	55,619	1,933,873
		15,177,143
Energy — 3.8%
Archrock, Inc.	64,976	1,315,114
Cactus, Inc. Class A (b)	62,763	3,745,068
Gulfport Energy Corp. (a)	17,432	2,638,333
Magnolia Oil & Gas Corp. Class A (b)	80,228	1,959,168
Northern Oil & Gas, Inc.	40,902	1,448,340
Seadrill Ltd. (a)	86,806	3,449,671
Sitio Royalties Corp. Class A (b)	86,385	1,800,263
TechnipFMC PLC	126,807	3,326,148
Tidewater, Inc. (a) (b)	20,865	1,497,898
Viper Energy, Inc.	172,678	7,789,505
		28,969,508
Financials — 10.2%
Ameris Bancorp	48,896	3,050,621
Assured Guaranty Ltd.	29,870	2,375,262
Banner Corp.	44,099	2,626,536
Cadence Bank	165,284	5,264,295
Cohen & Steers, Inc. (b)	23,239	2,229,782
Essent Group Ltd.	26,275	1,689,220
Evercore, Inc. Class A	27,437	6,950,890
HA Sustainable Infrastructure Capital, Inc. (b)	164,046	5,654,666
Hamilton Lane, Inc. Class A (b)	60,129	10,125,122
Hancock Whitney Corp.	52,717	2,697,529
Kemper Corp.	26,894	1,647,257
Kinsale Capital Group, Inc.	2,656	1,236,554
MGIC Investment Corp.	78,218	2,002,381
Mr. Cooper Group, Inc. (a)	43,576	4,016,836
National Bank Holdings Corp. Class A (b)	67,426	2,838,635
Piper Sandler Cos.	6,623	1,879,674
PJT Partners, Inc. Class A (b)	42,079	5,610,814
PRA Group, Inc. (a)	96,623	2,160,490
Seacoast Banking Corp. of Florida	95,441	2,543,503
SiriusPoint Ltd. (a)	191,695	2,748,906
StepStone Group, Inc. Class A	112,596	6,398,831
UMB Financial Corp.	25,026	2,630,483
		78,378,287
Health Care — 20.7%
Acadia Healthcare Co., Inc. (a) (b)	61,321	3,888,365
ADMA Biologics, Inc. (a)	70,599	1,411,274
Akero Therapeutics, Inc. (a)	70,565	2,024,510
Alignment Healthcare, Inc. (a)	116,596	1,378,165

The accompanying notes are an integral part of the financial statements.
48

MassMutual Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Apellis Pharmaceuticals, Inc. (a) (b)	35,713	$1,029,963
Apogee Therapeutics, Inc. (a)	35,582	2,090,087
Avidity Biosciences, Inc. (a)	57,792	2,654,387
Axsome Therapeutics, Inc. (a) (b)	11,774	1,058,129
Blueprint Medicines Corp. (a)	41,862	3,872,235
BrightSpring Health Services, Inc. (a) (b)	69,969	1,027,145
Celldex Therapeutics, Inc. (a)	46,884	1,593,587
Crinetics Pharmaceuticals, Inc. (a)	63,896	3,265,086
Cytokinetics, Inc. (a) (b)	59,648	3,149,414
Disc Medicine, Inc. (a) (b)	39,869	1,959,163
Encompass Health Corp.	63,797	6,165,342
Evolent Health, Inc. Class A (a) (b)	74,657	2,111,300
Geron Corp. (a)	248,922	1,130,106
Glaukos Corp. (a)	59,762	7,785,793
Globus Medical, Inc. Class A (a)	29,964	2,143,625
Guardant Health, Inc. (a)	24,770	568,224
Haemonetics Corp. (a) (b)	65,162	5,237,722
Halozyme Therapeutics, Inc. (a)	51,056	2,922,445
HealthEquity, Inc. (a)	72,176	5,907,606
Hims & Hers Health, Inc. (a)	123,750	2,279,475
Immatics NV (a)	137,294	1,566,524
Immunocore Holdings PLC ADR (a)	14,925	464,615
Insmed, Inc. (a)	65,451	4,777,923
Inspire Medical Systems, Inc. (a) (b)	23,745	5,011,382
Integer Holdings Corp. (a) (b)	24,518	3,187,340
Intellia Therapeutics, Inc. (a)	20,875	428,981
Intra-Cellular Therapies, Inc. (a)	62,281	4,557,101
Krystal Biotech, Inc. (a) (b)	11,590	2,109,728
Kymera Therapeutics, Inc. (a) (b)	39,206	1,855,620
Lantheus Holdings, Inc. (a) (b)	16,611	1,823,057
Longboard Pharmaceuticals, Inc. (a)	30,595	1,019,731
Merit Medical Systems, Inc. (a)	32,080	3,170,466
Merus NV (a)	67,247	3,359,660
Myriad Genetics, Inc. (a)	74,387	2,037,460
Nurix Therapeutics, Inc. (a)	93,731	2,106,136
Nuvalent, Inc., Class A (a)	6,792	694,822
PROCEPT BioRobotics Corp. (a) (b)	105,055	8,417,007
Prothena Corp. PLC (a) (b)	13,859	231,861
PTC Therapeutics, Inc. (a)	25,420	943,082
RadNet, Inc. (a)	51,081	3,544,511
Repligen Corp. (a)	11,367	1,691,637
REVOLUTION Medicines, Inc. (a)	66,508	3,016,138
Rocket Pharmaceuticals, Inc. (a) (b)	85,282	1,575,158
RxSight, Inc. (a)	42,350	2,093,360
Savara, Inc. (a)	174,621	740,393

	Number of Shares	Value
Select Medical Holdings Corp.	56,624	$1,974,479
SpringWorks Therapeutics, Inc. (a)	18,910	605,876
Spyre Therapeutics, Inc. (a) (b)	30,287	890,741
Structure Therapeutics, Inc. ADR (a) (b)	33,336	1,463,117
Surgery Partners, Inc. (a)	139,232	4,488,840
Syndax Pharmaceuticals, Inc. (a)	55,636	1,070,993
TransMedics Group, Inc. (a)	32,532	5,107,524
Twist Bioscience Corp. (a)	79,951	3,612,186
Ultragenyx Pharmaceutical, Inc. (a)	43,164	2,397,760
Vaxcyte, Inc. (a)	48,241	5,512,499
Veracyte, Inc. (a)	32,133	1,093,807
Vericel Corp. (a)	35,225	1,488,256
Verona Pharma PLC ADR (a) (b)	40,926	1,177,441
Viking Therapeutics, Inc. (a) (b)	17,710	1,121,220
Xenon Pharmaceuticals, Inc. (a)	23,649	931,061
		160,012,641
Industrials — 21.8%
AAON, Inc.	39,707	4,282,003
Acuity Brands, Inc.	8,543	2,352,657
AeroVironment, Inc. (a) (b)	6,061	1,215,231
Air Lease Corp. (b)	52,245	2,366,176
Ameresco, Inc. Class A (a) (b)	86,771	3,292,092
Applied Industrial Technologies, Inc.	43,661	9,742,079
Aris Water Solutions, Inc. Class A (b)	63,644	1,073,674
Atmus Filtration Technologies, Inc.	61,331	2,301,752
AZEK Co., Inc. (a)	221,383	10,360,724
Boise Cascade Co.	18,683	2,633,929
Casella Waste Systems, Inc. Class A (a)	80,020	7,961,190
Clean Harbors, Inc. (a)	33,555	8,110,579
Comfort Systems USA, Inc.	27,804	10,853,291
Crane Co.	27,743	4,391,162
Curtiss-Wright Corp.	29,477	9,688,795
Enpro, Inc.	15,450	2,505,681
Esab Corp.	30,004	3,189,725
ESCO Technologies, Inc.	6,900	889,962
Exlservice Holdings, Inc. (a)	122,028	4,655,368
Federal Signal Corp.	45,944	4,293,926
Flowserve Corp.	84,956	4,391,376
Fluor Corp. (a)	199,683	9,526,876
GATX Corp.	15,663	2,074,564
Hayward Holdings, Inc. (a)	11,500	176,410
Helios Technologies, Inc.	24,401	1,163,928
Kennametal, Inc. (b)	56,148	1,455,918
Kirby Corp. (a)	52,543	6,432,839
Leonardo DRS, Inc. (a)	73,525	2,074,876

The accompanying notes are an integral part of the financial statements.
49

MassMutual Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Loar Holdings, Inc. (a) (b)	11,327	$844,881
ManpowerGroup, Inc.	22,786	1,675,227
McGrath RentCorp	17,560	1,848,717
Middleby Corp. (a)	13,492	1,877,142
NEXTracker, Inc. Class A (a)	36,825	1,380,201
Parsons Corp. (a) (b)	38,440	3,985,459
Rush Enterprises, Inc. Class A	114,413	6,044,439
RXO, Inc. (a)	73,744	2,064,832
Ryder System, Inc.	18,480	2,694,384
Shoals Technologies Group, Inc. Class A (a)	293,650	1,647,377
SPX Technologies, Inc. (a)	31,563	5,033,036
TriNet Group, Inc.	20,226	1,961,315
Verra Mobility Corp. (a)	303,803	8,448,761
Zurn Elkay Water Solutions Corp. (b)	160,235	5,758,846
		168,721,400
Information Technology — 16.5%
Altair Engineering, Inc. Class A (a) (b)	40,393	3,857,935
Appfolio, Inc. Class A (a)	16,134	3,797,944
Astera Labs, Inc. (a)	46,094	2,414,865
AvePoint, Inc. (a)	244,037	2,872,316
Belden, Inc.	23,008	2,694,927
Calix, Inc. (a)	25,390	984,878
Celestica, Inc. (a)	51,134	2,613,970
Cirrus Logic, Inc. (a)	16,304	2,025,120
Clearwater Analytics Holdings, Inc. Class A (a)	237,342	5,992,886
Coherent Corp. (a)	57,894	5,147,356
Crane NXT Co. (b)	37,193	2,086,527
Credo Technology Group Holding Ltd. (a)	46,953	1,446,152
CyberArk Software Ltd. (a)	31,904	9,303,525
DoubleVerify Holdings, Inc. (a)	46,050	775,482
ePlus, Inc. (a)	17,932	1,763,433
Fabrinet (a)	11,842	2,799,922
FormFactor, Inc. (a)	36,512	1,679,552
Guidewire Software, Inc. (a)	26,776	4,898,401
Impinj, Inc. (a) (b)	16,466	3,565,218
Intapp, Inc. (a) (b)	31,720	1,517,168
Itron, Inc. (a)	24,336	2,599,328
Jamf Holding Corp. (a) (b)	231,570	4,017,740
Lumentum Holdings, Inc. (a)	25,413	1,610,676
MACOM Technology Solutions Holdings, Inc. (a)	40,567	4,513,484
Manhattan Associates, Inc. (a)	9,661	2,718,412
MKS Instruments, Inc.	16,005	1,739,904
Nova Ltd. (a) (b)	24,413	5,086,204

	Number of Shares	Value
Novanta, Inc. (a)	31,119	$5,567,812
Onestream, Inc. (a)	21,247	720,273
Onto Innovation, Inc. (a)	20,227	4,198,316
Power Integrations, Inc.	27,344	1,753,297
Q2 Holdings, Inc. (a) (b)	56,101	4,475,177
Rambus, Inc. (a)	435	18,366
SentinelOne, Inc. Class A (a) (b)	105,953	2,534,396
SiTime Corp. (a) (b)	36,875	6,324,431
Sprout Social, Inc. Class A (a) (b)	89,140	2,591,300
SPS Commerce, Inc. (a)	17,779	3,452,148
Squarespace, Inc. Class A (a)	56,779	2,636,249
Synaptics, Inc. (a)	20,440	1,585,735
Universal Display Corp.	6,249	1,311,665
Varonis Systems, Inc. (a)	72,022	4,069,243
Viavi Solutions, Inc. (a)	224,826	2,027,931
		127,789,664
Materials — 4.0%
ATI, Inc. (a)	70,043	4,686,577
Cabot Corp.	83,273	9,307,423
Carpenter Technology Corp.	40,803	6,511,343
Eagle Materials, Inc. (b)	10,266	2,953,015
Element Solutions, Inc.	93,661	2,543,833
Graphic Packaging Holding Co. (b)	89,118	2,637,001
Methanex Corp.	51,450	2,126,943
		30,766,135
Real Estate — 4.0%
Acadia Realty Trust	50,600	1,188,088
American Healthcare REIT, Inc.	162,997	4,254,222
Douglas Emmett, Inc. (b)	116,983	2,055,391
Essential Properties Realty Trust, Inc.	71,992	2,458,527
Highwoods Properties, Inc.	70,854	2,374,317
Independence Realty Trust, Inc. (b)	103,723	2,126,321
Phillips Edison & Co., Inc.	132,608	5,000,648
Ryman Hospitality Properties, Inc.	33,868	3,632,004
SL Green Realty Corp.	21,844	1,520,561
Terreno Realty Corp.	75,055	5,015,926
Xenia Hotels & Resorts, Inc.	87,325	1,289,790
		30,915,795
Utilities — 0.6%
IDACORP, Inc.	24,730	2,549,416
ONE Gas, Inc. (b)	32,444	2,414,482
		4,963,898
TOTAL COMMON STOCK (Cost $581,216,511)		755,758,113
TOTAL EQUITIES (Cost $581,216,511)		755,758,113

The accompanying notes are an integral part of the financial statements.
50

MassMutual Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Exchange-Traded Funds — 0.6%
iShares Russell 2000 ETF (b)	19,342	$ 4,272,454
iShares Russell 2000 Growth ETF (b)	2,162	614,008
TOTAL EXCHANGE-TRADED FUNDS
(Cost $4,621,089)		4,886,462
TOTAL LONG-TERM INVESTMENTS (Cost $585,837,600)		760,644,575
Short-Term Investments — 2.2%
Investment of Cash Collateral from Securities Loaned — 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio (c)	2,345,641	2,345,641

	Principal Amount
Repurchase Agreement — 1.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/24, 1.520%, due 10/01/24 (d)	$14,672,292	14,672,292
TOTAL SHORT-TERM INVESTMENTS (Cost $17,017,933)		17,017,933
TOTAL INVESTMENTS — 100.7% (Cost $602,855,533) (e)		777,662,508
Other Assets/ (Liabilities) — (0.7)%		(5,363,967)
NET ASSETS — 100.0%		$772,298,541

Abbreviation Legend

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2024, was $123,717,846 or 16.02% of net assets. The Fund received $123,659,362 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Represents investment of security lending cash collateral. (Note 2).
(d)
Maturity value of $14,672,912. Collateralized by U.S. Government Agency obligations with rates ranging from 0.750% - 4.875%, maturity dates ranging from 4/30/26 - 5/31/26, and an aggregate market value, including accrued interest, of $14,965,996.

(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
51

MassMutual Overseas Fund — Portfolio of Investments

September 30, 2024

	Number of Shares	Value
Equities — 98.4%
Common Stock — 97.9%
Australia — 1.4%
Brambles Ltd.	89,400	$1,178,392
Glencore PLC	522,500	2,992,109
Rio Tinto PLC	38,303	2,714,566
		6,885,067
Belgium — 1.0%
Anheuser-Busch InBev SA	26,800	1,775,671
KBC Group NV	27,600	2,195,976
Liberty Global Ltd. Class A (a)	61,149	1,290,855
		5,262,502
Canada — 3.1%
Canadian National Railway Co.	33,837	3,964,005
Intact Financial Corp.	13,933	2,675,441
Open Text Corp.	89,790	2,988,906
Suncor Energy, Inc. (SU CN)	76,212	2,813,045
Toronto-Dominion Bank	51,822	3,276,881
		15,718,278
China — 2.8%
Alibaba Group Holding Ltd.	250,040	3,323,448
NetEase, Inc.	157,400	2,941,840
Prosus NV (PRX NA)	80,787	3,493,965
Tencent Holdings Ltd.	78,100	4,373,044
		14,132,297
Denmark — 2.9%
Carlsberg AS Class B	35,608	4,242,424
DSV AS	13,695	2,841,955
Novo Nordisk AS Class B	63,668	7,581,157
		14,665,536
France — 15.8%
Accor SA	57,770	2,511,011
Air Liquide SA	50,771	9,805,669
Airbus SE	22,100	3,236,032
BNP Paribas SA	80,831	5,546,972
Capgemini SE	44,557	9,651,816
Cie de Saint-Gobain SA	55,072	5,019,805
Cie Generale des Etablissements Michelin SCA Class A	81,080	3,291,927
Danone SA	18,800	1,368,952
Dassault Systemes SE	56,775	2,253,095
Edenred SE	171,786	6,516,651
Engie SA	267,297	4,617,497
EssilorLuxottica SA	22,634	5,363,356
Kering SA	16,485	4,721,623
Legrand SA	28,084	3,238,549

	Number of Shares	Value
LVMH Moet Hennessy Louis Vuitton SE	8,709	$6,688,637
Pernod Ricard SA	32,608	4,928,694
Publicis Groupe SA	7,969	872,062
Worldline SA (a) (b) (c)	143,500	1,045,924
		80,678,272
Germany — 14.1%
adidas AG	6,405	1,695,415
Allianz SE Registered	9,325	3,059,795
Bayer AG Registered	181,725	6,137,429
Bayerische Motoren Werke AG	48,585	4,284,974
Beiersdorf AG	39,686	5,972,423
Brenntag SE	32,500	2,423,009
Continental AG	76,199	4,929,606
Daimler Truck Holding AG	79,761	2,982,526
Deutsche Boerse AG	29,501	6,918,047
Fresenius Medical Care AG	104,712	4,453,131
Fresenius SE & Co. KGaA (a)	93,800	3,571,977
Henkel AG & Co. KGaA	14,822	1,260,676
Mercedes Benz Group AG	61,173	3,954,010
Merck KGaA	30,734	5,411,412
MTU Aero Engines AG	7,105	2,214,506
SAP SE	41,009	9,315,653
Siemens AG Registered	12,115	2,446,631
thyssenkrupp AG	172,517	667,341
		71,698,561
Hong Kong — 2.2%
AIA Group Ltd.	615,000	5,438,322
Prudential PLC	627,661	5,855,168
		11,293,490
India — 1.4%
Axis Bank Ltd.	75,205	1,107,861
HDFC Bank Ltd.	220,901	4,572,237
Tata Consultancy Services Ltd.	29,304	1,496,246
		7,176,344
Indonesia — 0.2%
Bank Mandiri Persero Tbk. PT	1,910,200	873,455
Ireland — 0.6%
AIB Group PLC	536,245	3,073,973
Israel — 0.7%
Check Point Software Technologies Ltd. (a)	18,337	3,535,557
Italy — 3.8%
Eni SpA (b)	235,400	3,601,796
Intesa Sanpaolo SpA	2,020,278	8,647,459

The accompanying notes are an integral part of the financial statements.
52

MassMutual Overseas Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Ryanair Holdings PLC Sponsored ADR	159,823	$7,220,780
		19,470,035
Japan — 11.6%
Daikin Industries Ltd.	34,300	4,816,376
Denso Corp.	287,100	4,273,477
Fujitsu Ltd.	86,500	1,774,537
Hitachi Ltd.	385,400	10,181,767
Hoya Corp.	16,700	2,312,469
Komatsu Ltd.	68,600	1,902,896
Kose Corp.	31,900	2,066,884
Kyocera Corp.	239,500	2,778,855
Mitsubishi Electric Corp.	254,200	4,096,640
Olympus Corp.	196,300	3,725,693
Seven & i Holdings Co. Ltd.	229,500	3,436,803
Shin-Etsu Chemical Co. Ltd.	99,000	4,140,875
SMC Corp.	5,600	2,491,873
Sony Group Corp.	260,000	5,049,573
Terumo Corp.	169,400	3,195,350
ZOZO, Inc. (b)	77,400	2,813,020
		59,057,088
Luxembourg — 0.5%
Eurofins Scientific SE	39,800	2,522,517
Netherlands — 2.5%
Akzo Nobel NV	39,700	2,800,184
EXOR NV	21,400	2,293,583
ING Groep NV Series N	323,826	5,889,847
Koninklijke Ahold Delhaize NV	46,900	1,620,486
		12,604,100
Portugal — 0.5%
Galp Energia SGPS SA	132,388	2,485,763
Republic of Korea — 1.0%
NAVER Corp.	19,090	2,485,583
Samsung Electronics Co. Ltd.	56,557	2,680,539
		5,166,122
Singapore — 0.9%
DBS Group Holdings Ltd.	155,950	4,631,644
Spain — 1.1%
Amadeus IT Group SA	80,344	5,799,075
Sweden — 1.0%
Sandvik AB	64,000	1,430,091
SKF AB Class B	104,100	2,070,892
Volvo AB Class B	64,700	1,710,452
		5,211,435

	Number of Shares	Value
Switzerland — 7.8%
Cie Financiere Richemont SA Registered Class A	51,570	$8,176,026
Julius Baer Group Ltd.	34,437	2,074,914
Novartis AG Registered	72,666	8,365,003
Schindler Holding AG	3,190	935,272
Sika AG Registered	8,352	2,770,935
Sonova Holding AG Registered	8,339	2,995,313
Swatch Group AG (b)	11,825	2,537,505
UBS Group AG Registered	195,044	6,021,967
Zurich Insurance Group AG	9,673	5,835,033
		39,711,968
Taiwan — 1.1%
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	33,451	5,809,435
United Kingdom — 10.1%
Ashtead Group PLC	24,300	1,886,195
Bunzl PLC	8,600	406,868
Compass Group PLC	281,526	9,020,175
Diageo PLC	132,073	4,608,295
Lloyds Banking Group PLC	5,197,497	4,081,208
London Stock Exchange Group PLC	35,283	4,824,280
Reckitt Benckiser Group PLC	49,100	3,006,776
RELX PLC	134,316	6,345,858
Rolls-Royce Holdings PLC (a)	712,642	5,032,897
Schroders PLC	636,132	2,975,777
Smith & Nephew PLC	123,600	1,921,582
Smiths Group PLC	53,278	1,196,632
Tesco PLC	706,288	3,386,158
WPP PLC	298,823	3,053,870
		51,746,571
United States — 9.8%
CNH Industrial NV	535,997	5,949,567
Experian PLC	132,329	6,971,358
Holcim AG	9,984	976,157
Linde PLC (LIN US)	7,719	3,680,882
Nestle SA Registered	78,902	7,951,983
Qiagen NV (a)	60,513	2,721,311
Roche Holding AG	31,354	10,036,875
Schneider Electric SE	40,496	10,713,706
Smurfit WestRock PLC	21,700	1,072,414
		50,074,253
TOTAL COMMON STOCK (Cost $395,032,283)		499,283,338

The accompanying notes are an integral part of the financial statements.
53

MassMutual Overseas Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Preferred Stock — 0.5%
Republic of Korea — 0.5%
Samsung Electronics Co. Ltd. 2.130%	64,950	$2,538,352
TOTAL PREFERRED STOCK (Cost $3,270,324)		2,538,352
TOTAL EQUITIES (Cost $398,302,607)		501,821,690
TOTAL LONG-TERM INVESTMENTS (Cost $398,302,607)		501,821,690
Short-Term Investments — 1.1%
Investment of Cash Collateral from Securities Loaned — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio (d)	228,697	228,697

	Principal Amount
Repurchase Agreement — 1.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/24, 1.520%, due 10/01/24 (e)	$5,095,768	5,095,768
TOTAL SHORT-TERM INVESTMENTS (Cost $5,324,465)		5,324,465
TOTAL INVESTMENTS — 99.5% (Cost $403,627,072) (f)		507,146,155
Other Assets/ (Liabilities) — 0.5%		2,720,244
NET ASSETS — 100.0%		$509,866,399

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2024, was $8,778,850 or 1.72% of net assets. The Fund received $9,058,727 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At September 30, 2024, the aggregate market value of these securities amounted to $1,045,924 or 0.21% of net assets.

(d)	Represents investment of security lending cash collateral. (Note 2).
(e)
Maturity value of $5,095,983. Collateralized by U.S. Government Agency obligations with rates ranging from 0.750% - 4.875%, maturity date of 5/31/26, and an aggregate market value, including accrued interest, of $5,197,926.

(f)	See Note 6 for aggregate cost for federal tax purposes.
Sector weightings, as a percentage of net assets, is as follows:

Industrials	20.6%
Financials	19.5%
Consumer Discretionary	15.0%
Health Care	13.8%
Consumer Staples	8.9%
Information Technology	8.8%
Materials	6.2%
Communication Services	3.0%
Energy	1.7%
Utilities	0.9%
Total Long-Term Investments	98.4%
Short-Term Investments and Other Assets and Liabilities	1.6%
Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.
54

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments

September 30, 2024

	Number of Shares	Value
Equities — 98.3%
Common Stock — 97.8%
Argentina — 0.0%
Grupo Financiero Galicia SA ADR (a)	13,801	$ 580,884
Australia — 1.8%
ANZ Group Holdings Ltd.	85,658	1,809,890
BHP Group Ltd. (a)	126,329	3,927,942
BHP Group Ltd. Class DI (a)	154,279	4,772,045
Challenger Ltd.	143,336	647,843
Downer EDI Ltd.	500,767	1,902,145
IGO Ltd. (a)	192,476	775,983
Macquarie Group Ltd.	13,940	2,248,085
Pilbara Minerals Ltd. (a) (b)	539,211	1,212,115
Scentre Group	944,069	2,390,085
South32 Ltd.	409,496	1,071,378
Worley Ltd.	272,822	2,807,647
		23,565,158
Austria — 0.7%
BAWAG Group AG (c)	56,123	4,349,331
Erste Group Bank AG	54,775	3,005,287
OMV AG	38,605	1,651,089
		9,005,707
Belgium — 0.2%
KBC Group NV	22,652	1,802,291
Umicore SA	44,400	576,320
		2,378,611
Brazil — 2.2%
Arcos Dorados Holdings, Inc. Class A	58,321	508,559
B3 SA - Brasil Bolsa Balcao	2,079,320	4,087,875
Banco BTG Pactual SA	242,400	1,480,377
Embraer SA (b)	232,000	2,042,888
Hypera SA	95,966	462,064
Itau Unibanco Holding SA Sponsored ADR	155,225	1,032,246
Klabin SA	531,431	2,037,850
Localiza Rent a Car SA	136,954	1,030,731
MercadoLibre, Inc. (b)	3,510	7,202,380
Multiplan Empreendimentos Imobiliarios SA	568,059	2,674,654
NU Holdings Ltd. Class A (b)	56,300	768,495
Petroleo Brasileiro SA Sponsored ADR	50,117	722,186
Raia Drogasil SA	516,918	2,418,679

	Number of Shares	Value
Vale SA Sponsored ADR	46,936	$ 548,212
WEG SA	207,540	2,072,086
		29,089,282
Canada — 4.2%
Brookfield Corp.	43,460	2,308,205
Canadian National Railway Co.	41,168	4,822,831
Canadian Pacific Kansas City Ltd. (a)	21,466	1,836,202
Cenovus Energy, Inc.	172,694	2,888,342
Constellation Software, Inc.	1,489	4,844,246
Definity Financial Corp. (a)	107,156	4,318,883
Descartes Systems Group, Inc. (b)	17,791	1,831,761
Element Fleet Management Corp. (a)	350,929	7,462,544
Magna International, Inc. (a)	55,245	2,267,255
National Bank of Canada (a)	75,230	7,105,535
Shopify, Inc. Class A (b)	43,753	3,506,365
Sun Life Financial, Inc.	91,814	5,325,748
Suncor Energy, Inc. (SU CN)	111,423	4,112,711
Suncor Energy, Inc. (SU US)	13,303	491,147
TMX Group Ltd. (a)	78,154	2,449,590
		55,571,365
Chile — 0.4%
Antofagasta PLC	97,248	2,626,087
Banco de Chile	19,493,869	2,486,319
		5,112,406
China — 8.8%
Alibaba Group Holding Ltd.	468,500	6,227,144
Alibaba Group Holding Ltd. Sponsored ADR	103,262	10,958,163
Baidu, Inc. Sponsored ADR (a) (b)	12,222	1,286,854
Bank of Ningbo Co. Ltd. Class A	413,400	1,514,719
BeiGene Ltd. ADR (a) (b)	13,400	3,008,434
Budweiser Brewing Co. APAC Ltd. (c)	334,200	441,160
China Oilfield Services Ltd. Class A	838,800	1,923,095
China Resources Gas Group Ltd.	340,600	1,375,825
China Resources Land Ltd.	441,000	1,589,669
CRRC Corp. Ltd. Class A (d)	1,136,600	1,312,783
Eastroc Beverage Group Co. Ltd. Class A	15,800	610,430
Fosun International Ltd.	861,000	551,516
Fuyao Glass Industry Group Co. Ltd. Class A	304,900	2,528,930
Hangcha Group Co. Ltd. Class A (d)	206,240	639,465

The accompanying notes are an integral part of the financial statements.
55

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Jiangsu Hengli Hydraulic Co. Ltd. (d)	21,500	$ 193,056
Kanzhun Ltd. ADR	12,212	212,000
KE Holdings, Inc. ADR	429,119	8,543,759
Kuaishou Technology (b) (c)	292,900	2,024,193
Kweichow Moutai Co. Ltd. Class A	9,598	2,345,377
Meituan Class B (b) (c)	82,000	1,745,278
Midea Group Co. Ltd. (b)	83,600	798,485
NARI Technology Co. Ltd. Class A	511,721	2,017,200
NetEase, Inc. ADR	9,091	850,099
New Oriental Education & Technology Group, Inc. ADR	19,143	1,451,805
NXP Semiconductor NV	11,761	2,822,758
PDD Holdings, Inc. ADR (b)	34,837	4,696,376
Prosus NV (PRX NA)	227,646	9,845,484
Prosus NV (PRX SJ) (a)	74,604	3,266,789
Sany Heavy Industry Co. Ltd. Class A	869,300	2,339,924
Shandong Pharmaceutical Glass Co. Ltd. Class A	282,000	1,170,541
Shenzhen Inovance Technology Co. Ltd. Class A	296,300	2,637,483
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	19,700	814,610
Silergy Corp.	159,000	2,368,334
Sunny Optical Technology Group Co. Ltd.	234,500	1,726,560
Tencent Holdings Ltd.	190,200	10,649,847
Tongcheng Travel Holdings Ltd. (c)	1,048,800	2,628,329
Trip.com Group Ltd. (b)	47,850	2,892,318
Tsingtao Brewery Co. Ltd. Class H	106,000	828,872
Wanhua Chemical Group Co. Ltd. Class A	119,900	1,534,499
Wilmar International Ltd.	735,700	1,914,474
Yangzijiang Shipbuilding Holdings Ltd.	1,528,300	2,911,949
Yifeng Pharmacy Chain Co. Ltd. Class A (d)	406,298	1,479,089
Yum China Holdings, Inc.	81,951	3,689,434
Zhongsheng Group Holdings Ltd.	387,000	717,444
ZTO Express Cayman, Inc. ADR	53,515	1,325,567
		116,410,120
Denmark — 1.2%
Genmab AS (b)	11,315	2,754,068
Novo Nordisk AS Class B	48,219	5,741,594
Novo Nordisk AS Sponsored ADR	60,383	7,189,804
		15,685,466

	Number of Shares	Value
Finland — 0.6%
Mandatum OYJ	145,326	$ 719,355
Sampo OYJ Class A	115,083	5,374,039
Stora Enso OYJ Class R	100,994	1,293,758
		7,387,152
France — 6.9%
Air Liquide SA	17,599	3,398,987
Airbus SE	27,968	4,095,264
Alstom SA (b)	78,253	1,626,442
AXA SA	318,272	12,249,168
BNP Paribas SA	84,778	5,817,832
Capgemini SE	13,654	2,957,692
Cie de Saint-Gobain SA	30,911	2,817,533
Dassault Aviation SA	22,265	4,586,567
Dassault Systemes SE	34,430	1,366,342
Edenred SE	60,716	2,303,244
Engie SA	377,129	6,514,820
EssilorLuxottica SA	8,881	2,104,443
Forvia SE	61,996	639,145
Kering SA	3,924	1,123,910
L’Oreal SA	6,888	3,087,914
Legrand SA	27,194	3,135,917
LVMH Moet Hennessy Louis Vuitton SE	4,234	3,251,773
Safran SA	36,121	8,522,775
Sartorius Stedim Biotech	15,454	3,234,506
Teleperformance SE	8,422	873,557
Thales SA	16,845	2,675,722
TotalEnergies SE (a)	194,855	12,629,578
Ubisoft Entertainment SA (b)	76,381	863,615
Vinci SA	15,784	1,846,729
		91,723,475
Germany — 6.6%
Allianz SE Registered	11,055	3,627,457
BASF SE	57,764	3,056,981
Bayer AG Registered	89,628	3,027,021
Covestro AG (b) (c)	70,182	4,372,336
Daimler Truck Holding AG	48,636	1,818,660
Deutsche Post AG	47,452	2,113,080
Deutsche Telekom AG Registered	325,818	9,569,865
Douglas AG (b)	49,547	1,136,084
Evotec SE (a) (b)	131,253	936,468
Fresenius SE & Co. KGaA (b)	79,381	3,022,890
Heidelberg Materials AG	17,230	1,872,871
KION Group AG	51,502	2,024,413
Mercedes Benz Group AG	27,767	1,794,762
Merck KGaA	9,059	1,595,041

The accompanying notes are an integral part of the financial statements.
56

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	12,333	$ 6,785,929
Puma SE	38,813	1,619,927
SAP SE	47,204	10,722,917
Schott Pharma AG & Co. KGaA	26,394	900,727
Siemens AG Registered	97,251	19,639,894
Siemens Healthineers AG (c)	119,930	7,191,310
		86,828,633
Guatemala — 0.1%
Millicom International Cellular SA SDR (b)	64,090	1,740,775
Hong Kong — 1.4%
AIA Group Ltd.	1,244,200	11,002,212
Futu Holdings Ltd. ADR (b)	19,160	1,832,654
Hongkong Land Holdings Ltd.	271,400	995,935
Jardine Matheson Holdings Ltd.	29,900	1,167,910
Prudential PLC	276,046	2,575,109
Sun Hung Kai Properties Ltd.	64,000	695,018
Wharf Real Estate Investment Co. Ltd.	207,000	732,369
		19,001,207
Hungary — 0.4%
OTP Bank Nyrt	102,458	5,358,784
India — 4.9%
Ashok Leyland Ltd.	649,350	1,832,087
Asian Paints Ltd.	28,745	1,138,622
Axis Bank Ltd.	319,053	4,700,038
HDFC Asset Management Co. Ltd. (c)	18,499	951,270
HDFC Bank Ltd.	202,348	4,188,224
HDFC Life Insurance Co. Ltd. (c)	181,232	1,556,247
Hindalco Industries Ltd.	261,030	2,359,271
Hindustan Unilever Ltd.	25,825	911,807
ICICI Bank Ltd.	372,950	5,680,781
ICICI Bank Ltd. Sponsored ADR	52,925	1,579,811
Indraprastha Gas Ltd.	408,015	2,716,218
Infosys Ltd.	99,650	2,224,238
InterGlobe Aviation Ltd. (b) (c)	12,930	740,085
Kotak Mahindra Bank Ltd.	241,899	5,368,040
Larsen & Toubro Ltd.	92,843	4,075,843
NTPC Ltd.	991,202	5,238,184
Power Grid Corp. of India Ltd.	194,768	818,456
Reliance Industries Ltd.	220,675	7,801,938
Shree Cement Ltd.	4,714	1,482,577
Shriram Finance Ltd.	67,844	2,910,768
Tata Consultancy Services Ltd.	13,586	693,694
Tata Motors Ltd.	73,170	851,713

	Number of Shares	Value
Tech Mahindra Ltd.	104,964	$ 1,982,760
Titan Co. Ltd.	19,925	909,912
Varun Beverages Ltd.	140,958	1,024,007
Voltas Ltd.	37,236	823,379
		64,559,970
Indonesia — 1.1%
Bank Central Asia Tbk. PT	8,261,400	5,632,638
Bank Mandiri Persero Tbk. PT	2,529,500	1,156,636
Bank Rakyat Indonesia Persero Tbk. PT	8,871,064	2,899,792
Sarana Menara Nusantara Tbk. PT	11,135,000	628,752
Semen Indonesia Persero Tbk. PT	2,686,000	672,264
Sumber Alfaria Trijaya Tbk. PT	3,806,600	794,439
Telkom Indonesia Persero Tbk. PT	10,666,600	2,107,807
		13,892,328
Ireland — 0.1%
AerCap Holdings NV	20,350	1,927,552
Italy — 2.1%
Banca Mediolanum SpA	150,884	1,904,894
DiaSorin SpA	19,523	2,280,926
Enel SpA	523,992	4,187,463
Ermenegildo Zegna NV (a)	77,208	759,727
Intesa Sanpaolo SpA	472,977	2,024,498
Leonardo SpA	134,071	2,992,198
Moncler SpA	30,365	1,927,991
Prysmian SpA	57,299	4,165,804
UniCredit SpA	180,666	7,939,307
		28,182,808
Japan — 13.8%
Asahi Group Holdings Ltd.	190,200	2,491,158
Asahi Kasei Corp.	140,100	1,058,195
Astellas Pharma, Inc. (a)	161,100	1,849,171
Calbee, Inc. (a)	98,600	2,397,430
Central Japan Railway Co.	59,200	1,369,928
Chugai Pharmaceutical Co. Ltd.	130,600	6,316,114
CyberAgent, Inc.	154,200	1,097,439
Daiichi Sankyo Co. Ltd.	64,500	2,120,513
Denso Corp.	147,700	2,198,511
Disco Corp.	9,300	2,459,467
Electric Power Development Co. Ltd. (a)	77,400	1,292,887
Fujitsu Ltd.	128,400	2,634,111
Hamamatsu Photonics KK (a)	122,200	1,598,074
Hikari Tsushin, Inc.	9,400	2,092,527
Hitachi Ltd.	237,200	6,266,516
Honda Motor Co. Ltd.	74,900	790,506
Isetan Mitsukoshi Holdings Ltd. (a)	148,800	2,321,422

The accompanying notes are an integral part of the financial statements.
57

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Kao Corp.	50,300	$ 2,492,612
Keyence Corp.	6,400	3,063,371
Kirin Holdings Co. Ltd.	59,400	905,127
Kyushu Railway Co.	16,700	480,723
LY Corp.	549,300	1,603,539
MatsukiyoCocokara & Co. (a)	101,100	1,661,775
MINEBEA MITSUMI, Inc.	49,700	980,561
Mitsubishi Corp. (a)	83,800	1,731,778
Mitsubishi Electric Corp.	311,400	5,018,464
Mitsubishi Estate Co. Ltd.	185,500	2,928,561
Mitsubishi HC Capital, Inc. (a)	131,600	929,281
Mitsubishi UFJ Financial Group, Inc.	750,500	7,640,175
Mitsui Fudosan Co. Ltd.	730,300	6,840,962
Murata Manufacturing Co. Ltd.	186,200	3,656,945
Nextage Co. Ltd. (a)	92,300	1,185,181
Nippon Sanso Holdings Corp. (a)	48,800	1,780,835
Nippon Steel Corp. (a)	67,700	1,511,634
Nippon Telegraph & Telephone Corp.	6,049,400	6,191,148
Niterra Co. Ltd.	33,300	931,394
Nomura Research Institute Ltd.	52,300	1,933,832
Olympus Corp.	227,600	4,319,753
Omron Corp.	23,700	1,084,571
Open House Group Co. Ltd. (a)	28,600	1,079,077
ORIX Corp.	124,100	2,881,192
Panasonic Holdings Corp.	199,500	1,732,771
Persol Holdings Co. Ltd.	2,072,200	3,716,023
Recruit Holdings Co. Ltd.	109,300	6,657,375
Renesas Electronics Corp.	447,500	6,529,997
Resona Holdings, Inc.	249,100	1,736,759
Sega Sammy Holdings, Inc.	70,800	1,414,317
Seven & i Holdings Co. Ltd.	740,700	11,092,114
Shimadzu Corp.	44,200	1,474,308
Shionogi & Co. Ltd.	47,700	683,195
SMC Corp.	2,000	889,955
Sompo Holdings, Inc.	126,000	2,823,142
Sony Group Corp.	384,900	7,475,311
Stanley Electric Co. Ltd.	92,500	1,720,223
SUMCO Corp. (a)	93,200	1,007,141
Sumitomo Corp.	186,500	4,170,202
Sumitomo Mitsui Trust Holdings, Inc. (a)	46,700	1,108,779
Suzuki Motor Corp. (a)	143,800	1,605,169
Taiheiyo Cement Corp.	56,600	1,335,071
Takeda Pharmaceutical Co. Ltd. (a)	109,100	3,120,131
TechnoPro Holdings, Inc.	71,100	1,381,145
THK Co. Ltd.	40,900	720,444
Tokio Marine Holdings, Inc.	124,000	4,548,902
Tokyo Electron Ltd.	11,600	2,059,831

	Number of Shares	Value
Toyota Motor Corp.	532,300	$ 9,534,025
Welcia Holdings Co. Ltd. (a)	28,500	404,586
Yamaha Corp. (a)	86,700	746,470
		182,873,846
Luxembourg — 0.4%
ArcelorMittal SA	62,789	1,647,837
CVC Capital Partners PLC (b) (c)	155,107	3,468,898
		5,116,735
Macau — 0.1%
Galaxy Entertainment Group Ltd.	338,000	1,675,909
Malaysia — 0.3%
CIMB Group Holdings Bhd.	1,300,996	2,543,372
Tenaga Nasional Bhd.	431,700	1,512,895
		4,056,267
Mexico — 0.7%
Fomento Economico Mexicano SAB de CV ADR	6,841	675,275
Gruma SAB de CV Class B	112,083	2,076,923
Grupo Aeroportuario del Pacifico SAB de CV ADR	9,262	1,611,773
Grupo Mexico SAB de CV Series B	649,039	3,625,916
Wal-Mart de Mexico SAB de CV	443,230	1,337,344
		9,327,231
Netherlands — 4.6%
Adyen NV (b) (c)	1,365	2,137,796
Akzo Nobel NV	49,522	3,492,965
Argenx SE ADR (b)	7,174	3,888,882
ASML Holding NV	23,256	19,387,347
ASR Nederland NV	28,854	1,414,887
BE Semiconductor Industries NV	7,981	1,013,615
Euronext NV (c)	14,053	1,525,445
Heineken NV	84,441	7,487,122
ING Groep NV Series N	710,732	12,927,012
Koninklijke Philips NV (b)	245,781	8,053,860
		61,328,931
Norway — 0.8%
DNB Bank ASA	198,710	4,076,160
Equinor ASA	154,776	3,922,635
Storebrand ASA	213,628	2,348,908
		10,347,703
Peru — 0.0%
Credicorp Ltd.	3,250	588,153
Philippines — 0.4%
Ayala Corp.	39,930	479,214
BDO Unibank, Inc.	389,194	1,099,245

The accompanying notes are an integral part of the financial statements.
58

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Jollibee Foods Corp.	161,960	$ 777,099
SM Investments Corp.	170,420	2,912,736
		5,268,294
Poland — 0.1%
Powszechny Zaklad Ubezpieczen SA	111,434	1,218,722
Portugal — 1.0%
Banco Comercial Portugues SA Class R	4,256,659	1,923,725
Galp Energia SGPS SA	303,459	5,697,852
Jeronimo Martins SGPS SA	257,886	5,069,049
		12,690,626
Republic of Korea — 3.2%
CJ CheilJedang Corp.	4,777	1,113,287
Coupang, Inc. (b)	41,879	1,028,129
HL Mando Co. Ltd.	34,757	982,178
Hyundai Mobis Co. Ltd.	4,203	700,725
Hyundai Motor Co.	21,194	3,925,466
KB Financial Group, Inc.	32,905	2,043,618
KT Corp. Sponsored ADR (b)	122,476	1,883,681
KT Corp.	53,705	1,653,290
LG Chem Ltd.	8,693	2,383,518
NAVER Corp.	17,524	2,281,684
Samsung Electronics Co. Ltd.	411,005	19,479,726
Samsung Life Insurance Co. Ltd.	32,738	2,341,314
SK Hynix, Inc.	20,878	2,812,444
		42,629,060
Russia — 0.0%
Novatek PJSC (b) (e) (f)	73,140	—
Saudi Arabia — 1.0%
Al Rajhi Bank	116,012	2,698,956
Arabian Internet & Communications Services Co.	4,504	338,007
Saudi Awwal Bank	237,403	2,194,577
Saudi Basic Industries Corp.	74,919	1,498,018
Saudi National Bank	721,466	6,605,973
		13,335,531
Singapore — 0.8%
DBS Group Holdings Ltd.	73,190	2,173,710
Sea Ltd. ADR (b)	21,569	2,033,525
United Overseas Bank Ltd.	241,500	6,059,718
		10,266,953
South Africa — 0.4%
Bid Corp. Ltd. (a)	30,209	775,287
Capitec Bank Holdings Ltd.	3,531	622,940
Clicks Group Ltd.	43,211	992,125

	Number of Shares	Value
FirstRand Ltd.	449,642	$ 2,167,164
Kumba Iron Ore Ltd.	12,973	301,987
		4,859,503
Spain — 0.5%
Amadeus IT Group SA	77,507	5,594,306
Puig Brands SA Class B (b)	34,931	803,799
		6,398,105
Sweden — 1.9%
Assa Abloy AB Class B	73,224	2,465,393
Autoliv, Inc.	19,238	1,798,491
Boliden AB	43,502	1,475,838
Elekta AB Class B (a)	143,765	1,027,473
Essity AB Class B	154,224	4,813,123
Hexagon AB Class B	152,171	1,642,279
Sandvik AB	100,511	2,245,936
Svenska Handelsbanken AB Class A	185,042	1,900,639
Swedbank AB Class A	113,934	2,417,208
Telefonaktiebolaget LM Ericsson Class B (a)	633,462	4,787,839
		24,574,219
Switzerland — 2.8%
ABB Ltd. Registered	83,192	4,822,350
Barry Callebaut AG Registered	466	863,076
Cie Financiere Richemont SA Registered Class A	22,744	3,605,886
Julius Baer Group Ltd.	119,503	7,200,350
Novartis AG Registered	79,318	9,130,753
Partners Group Holding AG	2,411	3,626,142
Sandoz Group AG	57,088	2,380,407
Sonova Holding AG Registered	5,327	1,913,423
Zurich Insurance Group AG	4,771	2,878,005
		36,420,392
Taiwan — 4.7%
Accton Technology Corp.	40,000	674,568
ASE Technology Holding Co. Ltd.	390,000	1,878,503
Chailease Holding Co. Ltd.	181,994	941,930
Delta Electronics, Inc.	91,000	1,099,136
Eclat Textile Co. Ltd.	76,000	1,314,387
Hon Hai Precision Industry Co. Ltd.	424,000	2,534,175
Largan Precision Co. Ltd.	8,000	646,398
MediaTek, Inc.	96,000	3,584,984
Taiwan Semiconductor Manufacturing Co. Ltd.	1,638,000	50,007,617
		62,681,698

The accompanying notes are an integral part of the financial statements.
59

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Thailand — 0.7%
Bangkok Bank PCL Foreign Registered	250,100	$ 1,170,681
Bangkok Dusit Medical Services PCL Class F	1,524,200	1,440,931
Bangkok Dusit Medical Services PCL NVDR	733,800	684,158
Bumrungrad Hospital PCL	79,800	667,118
SCB X PCL	766,700	2,597,166
True Corp. PCL NVDR (b)	7,232,900	2,517,540
		9,077,594
United Arab Emirates — 0.1%
ADNOC Drilling Co. PJSC	1,123,423	1,446,568
United Kingdom — 9.5%
Ashtead Group PLC	11,996	931,144
AstraZeneca PLC Sponsored ADR	256,063	19,949,868
Barclays PLC	1,045,110	3,145,256
Bridgepoint Group PLC (c)	611,345	2,817,055
British American Tobacco PLC	43,048	1,569,827
BT Group PLC (a)	2,230,266	4,419,002
Bunzl PLC	48,990	2,317,726
CK Hutchison Holdings Ltd.	264,500	1,501,624
Compass Group PLC	127,862	4,096,736
DCC PLC	22,420	1,528,153
Diageo PLC	66,591	2,323,495
Dowlais Group PLC	503,524	393,541
Great Portland Estates PLC	167,795	798,841
Hiscox Ltd.	133,374	2,043,385
HSBC Holdings PLC	522,510	4,686,684
Imperial Brands PLC	148,272	4,312,696
Informa PLC	173,883	1,910,118
Investec PLC	146,010	1,111,520
Johnson Matthey PLC	56,256	1,147,378
Kingfisher PLC	702,147	3,029,729
Legal & General Group PLC	319,037	964,986
Lloyds Banking Group PLC	3,569,850	2,803,138
London Stock Exchange Group PLC	15,346	2,098,274
Melrose Industries PLC	421,511	2,578,174
National Grid PLC	507,265	6,992,944
Next PLC	21,231	2,780,901
Pearson PLC	117,917	1,598,985
Persimmon PLC	64,235	1,410,483
Rolls-Royce Holdings PLC (b)	1,229,818	8,685,352
Smith & Nephew PLC	187,084	2,908,554
Smiths Group PLC	74,340	1,669,688
SSE PLC	82,625	2,082,703

	Number of Shares	Value
Standard Chartered PLC	221,455	$2,355,011
Taylor Wimpey PLC	759,919	1,672,446
Unilever PLC (ULVR LN)	214,898	13,917,220
Unilever PLC (UNA NA)	42,199	2,734,986
WPP PLC	496,545	5,074,523
		126,362,146
United States — 6.3%
Alcon, Inc.	50,983	5,097,666
Amcor PLC CDI	126,747	1,429,643
BP PLC	894,468	4,718,117
Broadcom, Inc.	34,943	6,027,667
BRP, Inc. (a)	24,574	1,462,502
Canva, Inc. (Acquired 8/16/21-11/04/21, Cost $652,842) (b) (e) (f) (g)	383	425,475
Cognizant Technology Solutions Corp. Class A	25,635	1,978,509
Experian PLC	36,788	1,938,066
Globant SA (b)	3,168	627,708
GSK PLC Sponsored ADR (a)	90,925	3,717,014
ICON PLC (b)	7,012	2,014,618
Linde PLC (LIN GR)	3,823	1,814,934
Linde PLC (LIN US)	17	8,107
Mastercard, Inc. Class A	2,886	1,425,107
Nestle SA Registered	129,048	13,005,848
Roche Holding AG	35,967	11,513,564
Samsonite International SA (c)	309,000	839,246
Sanofi SA	114,841	13,231,312
Schneider Electric SE	1,932	511,134
Shell PLC ADR	53,703	3,541,713
Signify NV (c)	47,428	1,117,183
Stellantis NV	113,224	1,565,630
Tenaris SA	107,355	1,704,034
Waste Connections, Inc.	19,796	3,539,921
		83,254,718
TOTAL COMMON STOCK (Cost $1,053,224,577)		1,293,800,587
Preferred Stock — 0.5%
Brazil — 0.2%
Banco Bradesco SA 8.923%	842,900	2,274,470
Germany — 0.3%
Dr. Ing hc F Porsche AG 3.234% (c)	19,959	1,588,472
Sartorius AG 0.295%	2,935	822,601
Volkswagen AG 9.561%	22,945	2,427,729
		4,838,802

The accompanying notes are an integral part of the financial statements.
60

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
United States — 0.0%
Canva, Inc., Series A, (Acquired 11/04/21, Cost $39,209) (b) (e) (f) (g)	23	$25,551
TOTAL PREFERRED STOCK (Cost $8,132,659)		7,138,823
TOTAL EQUITIES (Cost $1,061,357,236)		1,300,939,410
Warrants — 0.0%
Canada — 0.0%
Constellation Software, Inc. (a) (b) (e) (f)	1,982	—
TOTAL WARRANTS (Cost $0)		—
TOTAL LONG-TERM INVESTMENTS
(Cost $1,061,357,236)		1,300,939,410
Short-Term Investments — 2.4%
Investment of Cash Collateral from Securities Loaned — 2.4%
State Street Navigator Securities Lending Government Money Market Portfolio (h)	31,645,543	31,645,543
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund	69,729	69,729
TOTAL SHORT-TERM INVESTMENTS (Cost $31,715,272)		31,715,272
TOTAL INVESTMENTS — 100.7%
(Cost $1,093,072,508) (i)		1,332,654,682
Other Assets/ (Liabilities) — (0.7)%		(9,152,244)
NET ASSETS — 100.0%		$1,323,502,438

Abbreviation Legend

ADR	American Depositary Receipt
SDR	Swedish Depositary Receipt

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)
Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2024, was $86,097,549 or 6.51% of net assets. The Fund received $58,785,967 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(b)	Non-income producing security.
(c)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At September 30, 2024, the aggregate market value of these securities amounted to $39,493,634 or 2.98% of net assets.

(d)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(e)
This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At September 30, 2024, these securities amounted to a value of $451,026 or 0.03% of net assets.

(f)	Investment is valued using significant unobservable inputs.
(g)
Restricted security. Certain securities are restricted to resale. At September 30, 2024, these securities amounted to a value of $451,026 or 0.03% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(h)	Represents investment of security lending cash collateral. (Note 2).
(i)	See Note 6 for aggregate cost for federal tax purposes.
Sector weightings, as a percentage of net assets, is as follows:

Financials	21.6%
Industrials	14.2%
Information Technology	13.9%
Health Care	11.5%
Consumer Discretionary	11.5%
Consumer Staples	7.6%
Materials	4.8%
Communication Services	4.6%
Energy	4.0%
Utilities	2.5%
Real Estate	2.1%
Total Long-Term Investments	98.3%
Short-Term Investments and Other Assets and Liabilities	1.7%
Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.
61

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)
Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.*	10/07/24	JPY	1,089,329,000	USD	6,829,499	$ 754,954

*	Contracts are subject to a master netting agreement or similar agreement.
Currency Legend

JPY	Japanese Yen
USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.
62

MassMutual Funds

Statements of Assets and Liabilities
September 30, 2024

	MassMutual Total Return Bond Fund	MassMutual Diversified Value Fund
Assets:
Investments, at value (Note 2) (a)	$ 762,837,248	$ 631,084,952
Repurchase agreements, at value (Note 2) (b)	11,958,932	2,547,285
Total investments (c)	774,796,180	633,632,237
Cash	2,448,253	1,311
Foreign currency, at value (d)	20	—
Receivables from:
Investments sold
Regular delivery	49,451,904	983,344
Delayed delivery	17,542,509	—
Cash collateral pledged for open derivatives (Note 2)	2,567,495	—
Cash collateral pledged for when-issued securities (Note 2)	558,000	—
Open forward contracts (Note 2)	27,480	—
Fund shares sold	1,275,637	134,188
Variation margin on open derivative instruments (Note 2)	—	—
Interest and dividends	3,472,770	677,918
Foreign tax reclaims	15,099	111,639
Prepaid expenses	40,700	44,177
Total assets	852,196,047	635,584,814
Liabilities:
Payables for:
Investments purchased
Regular delivery	32,517,928	—
Delayed delivery	108,417,433	—
Cash collateral held for when-issued securities (Note2)	38,000	—
Distributions (Note 2)	1,048	—
Open forward contracts (Note 2)	310,432	—
Fund shares redeemed	734,001	487,424
Cash collateral held for securities on loan (Note 2)	3,182,115	—
Trustees’ fees and expenses (Note 3)	122,398	225,207
Variation margin on open derivative instruments (Note 2)	512,545	—
Affiliates (Note 3):
Administration fees	95,848	88,779
Investment advisory fees	142,443	296,984
Service fees	43,211	42,675
Distribution fees	8,627	1,695
Due to custodian	—	—
Due to Broker	558,000	—
Merger fees	—	87,972
Accrued expense and other liabilities	225,091	216,856
Total liabilities	146,909,120	1,447,592
Net assets	$705,286,927	$634,137,222
Net assets consist of:
Paid-in capital	$821,456,733	$507,088,700
Accumulated earnings (loss)	(116,169,806)	127,048,522
Net assets	$705,286,927	$634,137,222
(a) Cost of investments:	$769,751,078	$549,725,516
(b) Cost of repurchase agreements:	$11,958,932	$2,547,285
(c) Securities on loan with market value of:	$35,903,534	$69,035
(d) Cost of foreign currency:	$20	$—

The accompanying notes are an integral part of the financial statements.
63

MM S&P 500 Index Fund	MassMutual Equity Opportunities Fund	MassMutual Blue Chip Growth Fund	MassMutual Mid Cap Value Fund

$ 2,370,155,405	$ 640,649,483	$ 2,749,491,234	$ 54,238,231
11,722,940	6,724,638	10,470,351	1,248,520
2,381,878,345	647,374,121	2,759,961,585	55,486,751
—	—	—	—
—	77	1	—

361,341	6,003,864	6,890,254	82,219
—	—	—	—
—	—	—	—
—	—	—	—
—	—	—	234
1,275,998	97,504	946,276	47,879
51,892	—	—	—
1,171,335	705,765	434,276	67,785
—	109,271	1,962,568	3,765
40,427	38,130	34,877	46,433
2,384,779,338	654,328,732	2,770,229,837	55,735,066

—	3,450,783	—	11,226
—	—	—	—
—	—	—	—
—	—	—	—
—	—	—	1,467
7,465,418	168,043	4,790,581	554,653
—	—	14,470,033	181,190
357,197	94,548	292,106	15,017
—	—	—	—

392,296	61,769	214,608	23,921
197,256	379,148	1,399,179	3,356
459,297	34,408	123,676	978
202,251	4,200	28,018	109
67,878	—	—	2,700
—	—	—	—
—	—	87,972	—
278,583	123,919	329,399	114,248
9,420,176	4,316,818	21,735,572	908,865
$2,375,359,162	$650,011,914	$2,748,494,265	$54,826,201

$592,452,894	$438,083,336	$1,558,210,869	$46,297,001
1,782,906,268	211,928,578	1,190,283,396	8,529,200
$2,375,359,162	$650,011,914	$2,748,494,265	$54,826,201
$1,101,465,498	$489,310,090	$1,498,319,334	$49,114,787
$11,722,940	$6,724,638	$10,470,351	$1,248,520
$2,995,701	$8,537,151	$24,457,996	$1,139,201
$—	$77	$1	$—

The accompanying notes are an integral part of the financial statements.
64

MassMutual Funds (Continued)

Statements of Assets and Liabilities
September 30, 2024

	MassMutual Total Return Bond Fund	MassMutual Diversified Value Fund
Class I shares:
Net assets	$ 565,972,255	$ 395,524,783
Shares outstanding (a)	65,446,960	37,814,953
Net asset value, offering price and redemption price per share	$8.65	$10.46
Class R5 shares:
Net assets	$22,997,980	$87,690,627
Shares outstanding (a)	2,662,293	8,342,529
Net asset value, offering price and redemption price per share	$8.64	$10.51
Service Class shares:
Net assets	$38,251,393	$44,520,945
Shares outstanding (a)	4,403,348	4,236,069
Net asset value, offering price and redemption price per share	$8.69	$10.51
Administrative Class shares:
Net assets	$11,975,533	$41,045,889
Shares outstanding (a)	1,385,518	3,853,584
Net asset value, offering price and redemption price per share	$8.64	$10.65
Class R4 shares:
Net assets	$50,161,920	$13,949,108
Shares outstanding (a)	5,750,957	1,369,150
Net asset value, offering price and redemption price per share	$8.72	$10.19
Class A shares:
Net assets	$2,708,479	$48,480,392
Shares outstanding (a)	314,750	4,621,511
Net asset value and redemption price per share	$8.61	$10.49
Maximum Offering price per share (100/[100-maximum sales charge] of net asset value)	$8.99	$11.10
Class R3 shares:
Net assets	$13,219,367	$2,737,250
Shares outstanding (a)	1,527,021	263,549
Net asset value, offering price and redemption price per share	$8.66	$10.39
Class Y shares:
Net assets		$188,228
Shares outstanding (a)		17,909
Net asset value, offering price and redemption price per share		$10.51

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.
65

MM S&P 500 Index Fund	MassMutual Equity Opportunities Fund	MassMutual Blue Chip Growth Fund	MassMutual Mid Cap Value Fund

$ 653,043,653	$ 467,018,367	$ 1,853,588,865	$ 51,903,513
35,093,626	23,739,055	83,227,092	4,007,000
$18.61	$19.67	$22.27	$12.95

$395,100,386	$52,317,335	$319,890,685	$667,781
21,067,083	2,639,761	14,482,243	50,715
$18.75	$19.82	$22.09	$13.17

$326,016,889	$37,389,874	$175,054,269	$124,305
17,310,078	1,955,441	8,128,132	9,537
$18.83	$19.12	$21.54	$13.03

$268,408,754	$37,806,545	$203,150,503	$728,981
14,832,055	2,028,751	9,814,318	54,374
$18.10	$18.64	$20.70	$13.41

$382,613,382	$10,230,273	$58,530,472	$365,646
21,740,475	619,281	3,195,213	28,478
$17.60	$16.52	$18.32	$12.84

$24,688,090	$38,345,886	$93,829,645	$751,266
1,421,751	2,246,606	5,142,494	57,356
$17.36	$17.07	$18.25	$13.10
$18.37	$18.06	$19.31	$13.86

$325,488,008	$6,785,541	$44,206,790	$173,272
19,721,625	463,736	2,967,830	13,534
$16.50	$14.63	$14.90	$12.80

	$118,093	$243,036	$111,437
	5,963	11,001	8,467
	$19.80	$22.09	$13.16

The accompanying notes are an integral part of the financial statements.
66

MassMutual Funds (Continued)

Statements of Assets and Liabilities
September 30, 2024

	MassMutual Small Cap Value Equity Fund	MassMutual Small Company Value Fund
Assets:
Investments, at value (Note 2) (a)	$ 40,868,050	$ 125,691,158
Repurchase agreements, at value (Note 2) (b)	726,448	557,943
Total investments (c)	41,594,498	126,249,101
Cash	—	3,456
Foreign currency, at value (d)	72	—
Receivables from:
Investments sold
Regular delivery	122,045	608,790
Open forward contracts (Note 2)	—	—
Fund shares sold	16,518	9,549
Investment adviser (Note 3)	—	—
Interest and dividends	21,155	189,369
Foreign tax reclaims	—	—
Prepaid expenses	40,881	41,253
Total assets	41,795,169	127,101,518
Liabilities:
Payables for:
Investments purchased
Regular delivery	39,396	261,727
Delayed delivery	—	—
Open forward contracts (Note 2)	—	1,299
Fund shares redeemed	5,273	425,506
Cash collateral held for securities on loan (Note 2)	—	523,158
Trustees’ fees and expenses (Note 3)	14,519	47,097
Affiliates (Note 3):
Administration fees	20,763	32,385
Investment advisory fees	13,193	63,476
Service fees	3,598	6,004
Distribution fees	511	252
Due to custodian	—	—
Accrued expense and other liabilities	93,651	111,031
Total liabilities	190,904	1,471,935
Net assets	$41,604,265	$125,629,583
Net assets consist of:
Paid-in capital	$32,835,318	$119,095,834
Accumulated earnings (loss)	8,768,947	6,533,749
Net assets	$41,604,265	$125,629,583
(a) Cost of investments:	$35,229,610	$116,164,372
(b) Cost of repurchase agreements:	$726,448	$557,943
(c) Securities on loan with market value of:	$826,860	$4,731,572
(d) Cost of foreign currency:	$67	$—

The accompanying notes are an integral part of the financial statements.
67

MassMutual Mid Cap Growth Fund	MassMutual Small Cap Growth Equity Fund	MassMutual Overseas Fund	MassMutual Select T. Rowe Price International Equity Fund

$ 4,942,582,158	$ 762,990,216	$ 502,050,387	$ 1,332,654,682
180,519,663	14,672,292	5,095,768	—
5,123,101,821	777,662,508	507,146,155	1,332,654,682
25	8,092	92,769	—
—	14	10,849	5,121,201

1,705,696	991,865	446,794	20,082,347
—	—	—	754,954
987,833	155,117	315,724	242,706
—	—	—	121,648
722,184	394,398	583,410	3,009,268
77,272	—	3,453,025	4,035,221
46,902	46,032	43,138	6,196
5,126,641,733	779,258,026	512,091,864	1,366,028,223

1,893,338	1,264, 942	352,674	5,402,444
—	—	—	267,353
—	—	—	—
5,556,112	2,531,356	662,664	276,175
7,294,310	2,345,641	228,697	31,645,543
467,403	92,109	81,368	66,502

245,889	52,709	54,487	29,102
2,590,585	509,530	262,372	—
88,929	23,576	25,615	—
11,109	2,476	3,472	—
—	—	—	1,415,275
586,000	137,146	554,116	3,423,391
18,733,675	6,959,485	2,225,465	42,525,785
$5,107,908,058	$772,298,541	$509,866,399	$1,323,502,438

$3,439,793,331	$578,857,781	$397,665,963	$1,035,001,340
1,668,114,727	193,440,760	112,200,436	288,501,098
$5,107,908,058	$772,298,541	$509,866,399	$1,323,502,438
$3,769,931,025	$588,183,241	$398,531,304	$1,093,072,508
$180,519,663	$14,672,292	$5,095,768	$—
$254,333,734	$123,717,846	$8,778,850	$86,097,549
$—	$15	$10,891	$5,119,126

The accompanying notes are an integral part of the financial statements.
68

MassMutual Funds (Continued)

Statements of Assets and Liabilities
September 30, 2024

	MassMutual Small Cap Value Equity Fund	MassMutual Small Company Value Fund
Class I shares:
Net assets	$ 31,088,210	$ 71,067,565
Shares outstanding (a)	3,388,964	7,364,966
Net asset value, offering price and redemption price per share	$9.17	$9.65
Class R5 shares:
Net assets	$1,571,134	$27,754,569
Shares outstanding (a)	171,398	2,845,145
Net asset value, offering price and redemption price per share	$9.17	$9.76
Service Class shares:
Net assets	$789,083	$8,562,562
Shares outstanding (a)	85,744	886,428
Net asset value, offering price and redemption price per share	$9.20	$9.66
Administrative Class shares:
Net assets	$2,534,481	$9,341,631
Shares outstanding (a)	280,698	1,000,862
Net asset value, offering price and redemption price per share	$9.03	$9.33
Class R4 shares:
Net assets	$1,468,091	$258,747
Shares outstanding (a)	171,872	30,331
Net asset value, offering price and redemption price per share	$8.54	$8.53
Class A shares:
Net assets	$3,231,418	$7,954,120
Shares outstanding (a)	375,517	910,602
Net asset value and redemption price per share	$8.61	$8.74
Maximum Offering price per share (100/[100-maximum sales charge] of net asset value)	$9.11	$9.25
Class R3 shares:
Net assets	$824,078	$588,731
Shares outstanding (a)	99,698	78,095
Net asset value, offering price and redemption price per share	$8.27	$7.54
Class Y shares:
Net assets	$97,770	$101,658
Shares outstanding (a)	10,661	10,428
Net asset value, offering price and redemption price per share	$9.17	$9.75

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.
69

MassMutual Mid Cap Growth Fund	MassMutual Small Cap Growth Equity Fund	MassMutual Overseas Fund	MassMutual Select T. Rowe Price International Equity Fund

$ 3,860,412,020	$ 601,904,877	$ 304,637,822	$ 1,323,502,438
176,037,944	35,534,206	31,954,641	109,662,328
$21.93	$16.94	$9.53	$12.07

$846,107,802	$101,772,856	$118,321,877
39,521,538	6,183,574	12,347,138
$21.41	$16.46	$9.58

$144,866,800	$12,621,391	$32,117,749
7,130,503	854,097	3,379,717
$20.32	$14.78	$9.50

$117,654,451	$17,985,002	$13,616,421
6,352,894	1,382,514	1,415,398
$18.52	$13.01	$9.62

$45,670,652	$16,166,034	$20,000,934
2,887,638	1,584,622	2,209,586
$15.82	$10.20	$9.05

$75,518,944	$17,445,451	$15,496,052
4,879,462	1,745,117	1,657,535
$15.48	$10.00	$9.35
$16.38	$10.58	$9.89

$17,563,763	$4,202,295	$5,561,673
1,370,551	578,806	606,074
$12.82	$7.26	$9.18

$113,626	$200,635	$113,871
5,308	12,193	11,891
$21.41	$16.45	$9.58

The accompanying notes are an integral part of the financial statements.
70

MassMutual Funds (Continued)

Statements of Operations
For the Year Ended September 30, 2024

	MassMutual Total Return Bond Fund	MassMutual Diversified Value Fund+
Investment income (Note 2):
Dividends (a)	$ 150,163	$ 6,444,102
Interest	35,787,349	24,011
Securities lending net income	295,763	3,549
Total investment income	36,233,275	6,471,662
Expenses (Note 3):
Investment advisory fees	2,370,990	1,243,976
Custody fees	184,659	51,653
Audit and tax fees	63,101	87,581
Legal fees	36,999	12,712
Proxy fees	1,471	1,473
Accounting & Administration fees	95,814	31,919
Shareholder reporting fees	75,596	31,930
Trustees’ fees	55,952	15,862
Registration and filing fees	104,955	114,139
Transfer agent fees	3,052	3,052
Merger fees	—	10,000
	2,992,589	1,604,297
Administration fees:
Class R5	23,594	44,833
Service Class	81,734	26,456
Administrative Class	36,554	61,709
Class R4	100,305	20,931
Class A	22,374	64,933
Class R3	26,484	1,810
Class Y	—	105
Distribution and Service fees:
Class R4	125,382	26,164
Class A	20,571	61,148
Class R3	66,212	4,524
Total expenses	3,495,799	1,916,910
Expenses waived (Note 3):
Class I fees reimbursed by adviser	(311,939)	—
Class R5 fees reimbursed by adviser	(11,492)	—
Service Class fees reimbursed by adviser	(19,777)	—
Administrative Class fees reimbursed by adviser	(6,048)	—
Class R4 fees reimbursed by adviser	(24,934)	—
Class A fees reimbursed by adviser	(3,729)	—
Class R3 fees reimbursed by adviser	(6,585)	—
Class Y fees reimbursed by adviser	—	—
Net expenses:	3,111,295	1,916,910
Net investment income (loss)	33,121,980	4,554,752
+
Effective September 23, 2024, the MassMutual Fundamental Value Fund reorganized into the MassMutual Diversified Value Fund. Prior to September 23, 2024, information provided reflects MassMutual Diversified Value Fund, which was the accounting and performance survivor of the reorganization. Please reference Note 7 “Acquisition of MassMutual Fundamental Value Fund and MassMutual Growth Opportunities Fund” in the Notes to the Financial Statements for additional information.

++
Effective September 23, 2024, the MassMutual Growth Opportunities Fund reorganized into the MassMutual Blue Chip Growth Fund. Prior to September 23, 2024, information provided reflects MassMutual Blue Chip Growth Fund, which was the accounting and performance survivor of the reorganization. Please reference Note 7 “Acquisition of MassMutual Fundamental Value Fund and MassMutual Growth Opportunities Fund” in the Notes to the Financial Statements for additional information.

The accompanying notes are an integral part of the financial statements.
71

MM S&P 500 Index Fund	MassMutual Equity Opportunities Fund	MassMutual Blue Chip Growth Fund ++	MassMutual Mid Cap Value Fund

$ 36,691,130	$ 12,537,900	$ 12,606,979	$ 1,675,187
354,000	214,625	923,504	25,602
10,731	6,210	32,914	3,444
37,055,861	12,758,735	13,563,397	1,704,233

2,499,349	4,391,601	15,223,053	540,668
192,357	65,611	233,376	82,215
57,549	85,357	62,279	57,638
134,426	33,162	87,916	4,573
1,474	1,473	1,473	1,474
78,971	37,556	72,978	29,543
148,302	53,455	97,554	23,090
176,982	45,283	166,591	5,213
112,876	117,662	117,841	114,016
3,051	3,052	3,052	3,051
—	—	10,000	—
3,405,337	4,834,212	16,076,113	861,481

357,833	60,579	289,735	1,042
745,760	69,927	310,565	213
873,550	109,528	514,788	2,702
963,497	19,875	104,647	662
67,707	97,804	230,446	3,190
718,670	13,115	80,428	356
—	107	124	101

963,497	24,844	130,809	827
48,362	91,641	216,470	2,977
1,437,340	32,788	201,070	890
9,581,553	5,354,420	18,155,195	874,441

—	—	—	(335,450)
—	—	—	(4,891)
—	—	—	(504)
—	—	—	(4,165)
—	—	—	(1,564)
—	—	—	(5,553)
—	—	—	(825)
—	—	—	(478)
9,581,553	5,354,420	18,155,195	521,011
27,474,308	7,404,315	(4,591,798)	1,183,222

The accompanying notes are an integral part of the financial statements.
72

MassMutual Funds (Continued)

Statements of Operations
For the Year Ended September 30, 2024

	MassMutual Total Return Bond Fund	MassMutual Diversified Value Fund+
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	(454,281)	47,495,447
Futures contracts	2,033,755	—
Swap agreements	84,685	—
Foreign currency transactions	1,921	(17,612)
Forward contracts	184,356	—
Net realized gain (loss)	1,850,436	47,477,835
Net change in unrealized appreciation (depreciation) on:
Investment transactions	55,239,389	14,990,603
Unfunded bank loan commitments	514	—
Futures contracts	1,540,856	—
Swap agreements	(566,645)	—
Translation of assets and liabilities in foreign currencies	9,016	3,659
Forward contracts	(529,856)	—
Net change in unrealized appreciation (depreciation)	55,693,274	14,994,262
Net realized gain (loss) and change in unrealized appreciation (depreciation)	57,543,710	62,472,097
Net increase (decrease) in net assets resulting from operations	$ 90,665,690	$67,026,849
(a) Net of foreign withholding tax of:	$—	$24,810

+
Effective September 23, 2024, the MassMutual Fundamental Value Fund reorganized into the MassMutual Diversified Value Fund. Prior to September 23, 2024, information provided reflects MassMutual Diversified Value Fund, which was the accounting and performance survivor of the reorganization. Please reference Note 7 “Acquisition of MassMutual Fundamental Value Fund and MassMutual Growth Opportunities Fund” in the Notes to the Financial Statements for additional information.

++
Effective September 23, 2024, the MassMutual Growth Opportunities Fund reorganized into the MassMutual Blue Chip Growth Fund. Prior to September 23, 2024, information provided reflects MassMutual Blue Chip Growth Fund, which was the accounting and performance survivor of the reorganization. Please reference Note 7 “Acquisition of MassMutual Fundamental Value Fund and MassMutual Growth Opportunities Fund” in the Notes to the Financial Statements for additional information.

The accompanying notes are an integral part of the financial statements.
73

MM S&P 500 Index Fund	MassMutual Equity Opportunities Fund	MassMutual Blue Chip Growth Fund ++	MassMutual Mid Cap Value Fund

519,102,050	58,051,384	343,693,826	5,720,741
4,814,279	—	—	—
—	—	—	—
(1)	(5,047)	—	(823)
—	—	—	(69,615)
523,916,328	58,046,337	343,693,826	5,650,303

223,249,300	83,998,814	538,507,391	8,978,035
—	—	—	—
778,702	—	—	—
—	—	—	—
—	8,131	—	221
—	—	—	(6,821)
224,028,002	84,006,945	538,507,391	8,971,435
747,944,330	142,053,282	882,201,217	14,621,738
$ 775,418,638	$ 149,457,597	$ 877,609,419	$ 15,804,960
$8,969	$125,497	$273,096	$10,255

The accompanying notes are an integral part of the financial statements.
74

MassMutual Funds (Continued)

Statements of Operations
For the Year Ended September 30, 2024

	MassMutual Small Cap Value Equity Fund	MassMutual Small Company Value Fund
Investment income (Note 2):
Dividends (a)	$ 556,473	$ 3,136,012
Interest	15,691	17,125
Securities lending net income	2,442	13,727
Total investment income	574,606	3,166,864
Expenses (Note 3):
Investment advisory fees	336,301	1,289,532
Custody fees	42,496	73,476
Audit and tax fees	56,036	51,926
Legal fees	1,969	6,943
Proxy fees	1,473	1,474
Accounting & Administration fees	24,664	30,247
Shareholder reporting fees	23,299	31,650
Trustees’ fees	2,978	10,281
Registration and filing fees	112,657	114,346
Transfer agent fees	3,051	3,051
	604,924	1,612,926
Administration fees:
Class R5	2,682	28,712
Service Class	1,944	16,613
Administrative Class	6,971	27,585
Class R4	3,057	1,292
Class A	9,012	22,695
Class R3	1,446	722
Class Y	92	93
Distribution and Service fees:
Class R4	3,822	1,615
Class A	8,425	21,290
Class R3	3,616	1,804
Total expenses	645,991	1,735,347
Expenses waived (Note 3):
Class I fees reimbursed by adviser	(55,364)	(190,734)
Class R5 fees reimbursed by adviser	(3,261)	(60,036)
Service Class fees reimbursed by adviser	(1,257)	(17,684)
Administrative Class fees reimbursed by adviser	(4,103)	(19,441)
Class R4 fees reimbursed by adviser	(2,685)	(1,359)
Class A fees reimbursed by adviser	(5,755)	(18,006)
Class R3 fees reimbursed by adviser	(1,342)	(763)
Class Y fees reimbursed by adviser	(160)	(198)
Net expenses:	572,064	1,427,126
Net investment income (loss)	2,542	1,739,738

The accompanying notes are an integral part of the financial statements.
75

MassMutual Mid Cap Growth Fund	MassMutual Small Cap Growth Equity Fund	MassMutual Overseas Fund	MassMutual Select T. Rowe Price International Equity Fund

$ 30,001,858	$ 6,163,905	$ 11,732,742	$ 37,408,908
2,244,770	193,412	113,343	1,269,001
323,925	137,606	37,103	156,148
32,570,553	6,494,923	11,883,188	38,834,057

32,787,457	6,341,986	3,820,563	—
350,758	76,837	218,638	927,849
65,325	54,363	105,484	201,833
221,792	34,019	20,157	64,693
1,474	1,474	1,473	1,473
130,192	37,774	36,809	35,866
195,545	28,583	44,585	86,092
357,352	56,559	33,904	103,996
135,066	123,018	116,373	23,914
3,051	3,051	3,051	3,051
34,248,012	6,757,664	4,401,037	1,448,767

831,054	126,229	105,760	—
288,546	26,557	57,794	—
369,551	52,559	42,618	—
91,121	27,795	39,110	—
228,736	44,664	40,620	—
34,667	8,068	10,804	—
105	150	104	—

113,902	34,744	48,887	—
214,263	42,000	38,075	—
86,668	20,170	27,010	—
36,506,625	7,140,600	4,811,819	1,448,767

(235,435)	—	(378,381)	(1,448,767)
(53,381)	—	(140,384)	—
(9,097)	—	(38,177)	—
(7,425)	—	(18,588)	—
(2,943)	—	(25,632)	—
(4,526)	—	(19,899)	—
(1,107)	—	(7,035)	—
(7)	—	(137)	—
36,192,704	7,140,600	4,183,586	—
(3,622,151)	(645,677)	7,699,602	38,834,057

The accompanying notes are an integral part of the financial statements.
76

MassMutual Funds (Continued)

Statements of Operations
For the Year Ended September 30, 2024

	MassMutual Small Cap Value Equity Fund	MassMutual Small Company Value Fund
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	5,133,892	(2,221,591)
Written options	—	—
Foreign currency transactions	—	245
Forward contracts	—	(19,249)
Net realized gain (loss)	5,133,892	(2,240,595)
Net change in unrealized appreciation (depreciation) on:
Investment transactions	3,569,114	32,142,874
Written options	—	—
Translation of assets and liabilities in foreign currencies	6	—
Forward contracts	—	2,100
Net change in unrealized appreciation (depreciation)	3,569,120	32,144,974
Net realized gain (loss) and change in unrealized appreciation (depreciation)	8,703,012	29,904,379
Net increase (decrease) in net assets resulting from operations	$ 8,705,554	$31,644,117
(a) Net of foreign withholding tax of:	$1,846	$10,303
* Net of net increase (decrease) in accrued foreign capital gains tax of:	$—	$—

The accompanying notes are an integral part of the financial statements.
77

MassMutual Mid Cap Growth Fund	MassMutual Small Cap Growth Equity Fund	MassMutual Overseas Fund	MassMutual Select T. Rowe Price International Equity Fund

569,398,662	62,290,704	18,305,154	82,194,742
—	—	—	65,291
(180)	—	(45,768)	(718,251)
—	—	—	187
569,398,482	62,290,704	18,259,386	81,541,969

515,835,529	144,712,833	67,836,150*	202,728,972*
—	—	—	(6,143)
—	(1)	213,962	448,827
—	—	—	754,883
515,835,529	144,712,832	68,050,112	203,926,539
1,085,234,011	207,003,536	86,309,498	285,468,508
$ 1,081,611,860	$ 206,357,859	$ 94,009,100	$ 324,302,565
$100,193	$4,782	$1,451,375	$4,532,077
$—	$—	$(144,484)	$(1,252,205)

The accompanying notes are an integral part of the financial statements.
78

MassMutual Funds (Continued)

Statements of Changes in Net Assets

	MassMutual Total Return Bond Fund
	Year Ended September 30, 2024	Year Ended September 30, 2023
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$33,121,980	$29,943,632
Net realized gain (loss)	1,850,436	(53,621,661)
Net change in unrealized appreciation (depreciation)	55,693,274	22,292,557
Net increase (decrease) in net assets resulting from operations	90,665,690	(1,385,472)
Distributions to shareholders (Note 2):
Class I	(45,110,303)	(15,429,719)
Class R5	(1,711,781)	(675,186)
Service Class	(2,872,017)	(1,235,936)
Administrative Class	(767,547)	(224,296)
Class R4	(3,088,763)	(1,150,319)
Class A	(563,876)	(248,471)
Class R3	(735,708)	(287,015)
Class Y	—**	—
Total distributions	(54,849,995)	(19,250,942)
Net fund share transactions (Note 5):
Class I	(104,267,911)	106,021,299
Class R5	(4,527,113)	1,117,104
Service Class	(12,384,668)	(88,460)
Administrative Class	207,436	2,302,037
Class R4	(2,006,835)	(2,806,518)
Class A	(7,988,788)	(491,231)
Class R3	(1,345,829)	(3,526,993)
Class Y	—**	—
Increase (decrease) in net assets from fund share transactions	(132,313,708)	102,527,238
Total increase (decrease) in net assets	(96,498,013)	81,890,824
Net assets
Beginning of year	801,784,940	719,894,116
End of year	$ 705,286,927	$ 801,784,940
*	Commenced operations on February 1, 2023.
**	Class Y is not currently available for purchase.

The accompanying notes are an integral part of the financial statements.
79

MassMutual Diversified Value Fund		MM S&P 500 Index Fund
Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2024	Year Ended September 30, 2023

$4,554,752	$6,686,293	$27,474,308	$31,987,840
47,477,835	8,999,988	523,916,328	168,157,382
14,994,262	25,635,777	224,028,002	262,286,686
67,026,849	41,322,058	775,418,638	462,431,908

(30,192,742)	(22,785,580)	(75,923,338)	(233,942,780)
(11,632,806)	(6,151,253)	(23,681,312)	(80,505,814)
(3,628,326)	(1,377,003)	(18,546,365)	(63,714,193)
(5,871,193)	(2,100,599)	(15,664,233)	(56,936,277)
(2,738,796)	(1,182,896)	(26,460,689)	(89,871,911)
(6,693,237)	(2,807,578)	(1,142,914)	(4,858,726)
(320,627)	(184,452)	(18,550,171)	(59,191,148)
(30,775)	—*	—	—
(61,108,502)	(36,589,361)	(179,969,022)	(589,020,849)

213,839,406	2,313,015	(551,108,202)	128,549,343
41,734,075	(2,988,990)	(10,216,742)	37,572,280
33,326,181	(1,044,627)	(8,948,713)	32,143,952
23,933,906	737,173	(9,895,062)	19,738,009
4,483,777	611,139	(68,637,453)	49,207,264
26,761,117	230,889	5,486,683	(2,589,969)
2,157,536	(721,163)	16,804,542	46,159,458
97,246	100,000*	—	—
346,333,244	(762,564)	(626,514,947)	310,780,337
352,251,591	3,970,133	(31,065,331)	184,191,396

281,885,631	277,915,498	2,406,424,493	2,222,233,097
$ 634,137,222	$ 281,885,631	$ 2,375,359,162	$ 2,406,424,493

The accompanying notes are an integral part of the financial statements.
80

MassMutual Funds (Continued)

Statements of Changes in Net Assets

	MassMutual Equity Opportunities Fund
	Year Ended September 30, 2024	Year Ended September 30, 2023
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$7,404,315	$7,936,280
Net realized gain (loss)	58,046,337	21,147,746
Net change in unrealized appreciation (depreciation)	84,006,945	47,561,562
Net increase (decrease) in net assets resulting from operations	149,457,597	76,645,588
Distributions to shareholders (Note 2):
Class I	(19,864,488)	(58,808,263)
Class R5	(2,927,769)	(13,501,084)
Service Class	(1,495,996)	(5,696,040)
Administrative Class	(1,617,102)	(5,667,568)
Class R4	(482,616)	(1,162,989)
Class A	(1,738,106)	(6,575,646)
Class R3	(360,496)	(895,204)
Class Y	(4,631)	—*
Total distributions	(28,491,204)	(92,306,794)
Net fund share transactions (Note 5):
Class I	(35,171,576)	71,987,234
Class R5	(23,093,804)	(20,056,271)
Service Class	(1,374,672)	(1,701,202)
Administrative Class	(3,829,567)	1,676,850
Class R4	(712,128)	3,206,516
Class A	(4,364,726)	(730,207)
Class R3	(759,805)	2,691,327
Class Y	—	100,000*
Increase (decrease) in net assets from fund share transactions	(69,306,278)	57,174,247
Total increase (decrease) in net assets	51,660,115	41,513,041
Net assets
Beginning of year	598,351,799	556,838,758
End of year	$ 650,011,914	$ 598,351,799
*	Commenced operations on February 1, 2023.

The accompanying notes are an integral part of the financial statements.
81

MassMutual Blue Chip Growth Fund		MassMutual Mid Cap Value Fund
Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2024	Year Ended September 30, 2023

$(4,591,798)	$(4,240,781)	$1,183,222	$1,848,008
343,693,826	466,259,420	5,650,303	(1,655,485)
538,507,391	275,152,099	8,971,435	10,667,180
877,609,419	737,170,738	15,804,960	10,859,703

(493,688,703)	(249,687,270)	(1,429,033)	(9,180,076)
(88,358,553)	(51,101,376)	(14,731)	(74,164)
(46,294,080)	(19,204,794)	(1,381)	(8,102)
(52,610,505)	(27,375,979)	(13,091)	(76,592)
(17,758,272)	(8,144,531)	(3,668)	(28,469)
(28,985,829)	(13,531,519)	(12,941)	(123,386)
(15,868,729)	(5,728,211)	(1,586)	(10,875)
(39,125)	—*	(1,499)	—*
(743,603,796)	(374,773,680)	(1,477,930)	(9,501,664)

315,902,918	(559,301,847)	(62,084,728)	1,479,439
31,786,833	(109,794,045)	(416,920)	91,690
34,280,597	(8,691,481)	13,760	288
42,495,134	(42,737,305)	(374,019)	89,908
12,394,743	(10,136,555)	(5,198)	55,242
9,821,162	(9,559,455)	(695,456)	(195,378)
11,801,082	458,036	(40,207)	61,656
121,749	100,000*	—	100,000*
458,604,218	(739,662,652)	(63,602,768)	1,682,845
592,609,841	(377,265,594)	(49,275,738)	3,040,884

2,155,884,424	2,533,150,018	104,101,939	101,061,055
$ 2,748,494,265	$ 2,155,884,424	$ 54,826,201	$ 104,101,939

The accompanying notes are an integral part of the financial statements.
82

MassMutual Funds (Continued)

Statements of Changes in Net Assets

	MassMutual Small Cap Value Equity Fund
	Year Ended September 30, 2024	Year Ended September 30, 2023
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$2,542	$(12,326)
Net realized gain (loss)	5,133,892	7,135,569
Net change in unrealized appreciation (depreciation)	3,569,120	2,006,340
Net increase (decrease) in net assets resulting from operations	8,705,554	9,129,583
Distributions to shareholders (Note 2):
Class I	(5,088,403)	(4,748,599)
Class R5	(586,404)	(1,080,269)
Service Class	(109,570)	(351,667)
Administrative Class	(328,493)	(351,094)
Class R4	(227,042)	(203,327)
Class A	(511,196)	(765,530)
Class R3	(104,158)	(103,236)
Class Y	(13,712)	—*
Total distributions	(6,968,978)	(7,603,722)
Net fund share transactions (Note 5):
Class I	(1,544,289)	(2,072,453)
Class R5	(5,859,319)	995,842
Service Class	(1,471,060)	(24,404)
Administrative Class	32,383	170,229
Class R4	(27,934)	254,799
Class A	(509,877)	(958,245)
Class R3	250,455	(82,815)
Class Y	—	100,000*
Increase (decrease) in net assets from fund share transactions	(9,129,641)	(1,617,047)
Total increase (decrease) in net assets	(7,393,065)	(91,186)
Net assets
Beginning of year	48,997,330	49,088,516
End of year	$ 41,604,265	$ 48,997,330

*	Commenced operations on February 1, 2023.

The accompanying notes are an integral part of the financial statements.
83

MassMutual Small Company Value Fund		MassMutual Mid Cap Growth Fund
Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2024	Year Ended September 30, 2023

$1,739,738	$2,066,161	$(3,622,151)	$134,035
(2,240,595)	10,092,416	569,398,482	271,761,563
32,144,974	2,955,550	515,835,529	505,919,349
31,644,117	15,114,127	1,081,611,860	777,814,947

(7,650,993)	(18,670,911)	(206,910,371)	(523,429,364)
(1,713,680)	(4,917,264)	(46,174,720)	(116,400,253)
(447,396)	(994,131)	(8,101,965)	(23,403,104)
(529,294)	(1,323,216)	(7,794,010)	(21,586,357)
(39,971)	(98,749)	(3,438,451)	(10,255,803)
(494,109)	(1,503,213)	(6,552,141)	(15,692,257)
(26,231)	(54,513)	(1,457,171)	(4,034,311)
(5,277)	—*	(5,670)	—*
(10,906,951)	(27,561,997)	(280,434,499)	(714,801,449)

(79,079,545)	13,772,556	(480,095,622)	(153,658,323)
(5,392,276)	(4,503,007)	(133,806,065)	2,227,278
(136,807)	698,654	(15,419,008)	(20,297,389)
(978,095)	222,397	(23,797,061)	(11,437,606)
(471,661)	73,914	(6,963,994)	(11,256,578)
(1,405,557)	(1,688,914)	(19,509,408)	(1,032,339)
179,710	63,807	(2,797,009)	42,365
—	100,000*	—	100,000*
(87,284,231)	8,739,407	(682,388,167)	(195,312,592)
(66,547,065)	(3,708,463)	118,789,194	(132,299,094)

192,176,648	195,885,111	4,989,118,864	5,121,417,958
$ 125,629,583	$ 192,176,648	$ 5,107,908,058	$ 4,989,118,864

The accompanying notes are an integral part of the financial statements.
84

MassMutual Funds (Continued)

Statements of Changes in Net Assets

	MassMutual Small Cap Growth Equity Fund
	Year Ended September 30, 2024	Year Ended September 30, 2023
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(645,677)	$133,111
Net realized gain (loss)	62,290,704	(12,214,216)
Net change in unrealized appreciation (depreciation)	144,712,832	57,405,653
Net increase (decrease) in net assets resulting from operations	206,357,859	45,324,548
Distributions to shareholders (Note 2):
Class I	—	(167,678)
Class R5	—	—
Service Class	—	—
Administrative Class	—	—
Class R4	—	—
Class A	—	—
Class R3	—	—
Class Y	—	—*
Total distributions	—	(167,678)
Net fund share transactions (Note 5):
Class I	(118,492,297)	164,207,581
Class R5	(65,806,720)	39,366,592
Service Class	(3,810,612)	(6,802,839)
Administrative Class	(2,820,194)	(3,772,382)
Class R4	366,176	(656,978)
Class A	(2,669,996)	(4,528,897)
Class R3	(608,421)	59,738
Class Y	71,099	100,000*
Increase (decrease) in net assets from fund share transactions	(193,770,965)	187,972,815
Total increase (decrease) in net assets	12,586,894	233,129,685
Net assets
Beginning of year	759,711,647	526,581,962
End of year	$ 772,298,541	$ 759,711,647

*	Commenced operations on February 1, 2023.

The accompanying notes are an integral part of the financial statements.
85

MassMutual Overseas Fund		MassMutual Select T. Rowe Price International Equity Fund
Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2024	Year Ended September 30, 2023

$ 7,699,602	$7,604,573	$38,834,057	$41,931,567
18,259,386	10,237,350	81,541,969	(13,454,351)
68,050,112	87,642,368	203,926,539	262,608,086
94,009,100	105,484,291	324,302,565	291,085,302

(8,024,763)	(23,985,748)	(43,276,659)	(43,014,769)
(2,570,505)	(8,940,287)	—	—
(721,463)	(3,168,050)	—	—
(356,111)	(1,354,790)	—	—
(467,372)	(1,698,415)	—	—
(350,355)	(1,262,974)	—	—
(120,130)	(411,585)	—	—
(2,749)	—*	—	—
(12,613,448)	(40,821,849)	(43,276,659)	(43,014,769)

(12,963,518)	(1,139,268)	(399,916,396)	(78,673,523)
5,743,386	(6,252,929)	—	—
687,725	(9,476,771)	—	—
(2,401,565)	(2,430,984)	—	—
(2,072,350)	176,908	—	—
(1,766,090)	(345,935)	—	—
(418,511)	385,413	—	—
—	100,000*	—	—
(13,190,923)	(18,983,566)	(399,916,396)	(78,673,523)
68,204,729	45,678,876	(118,890,490)	169,397,010

441,661,670	395,982,794	1,442,392,928	1,272,995,91B8
$509,866,399	$ 441,661,670	$ 1,323,502,438	$ 1,442,392,928

The accompanying notes are an integral part of the financial statements.
86

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Total Return Bond Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
9/30/24	$8.23	$0.36	$0.65	$1.01	$(0.59)	$—	$(0.59)	$8.65	12.62%	$565,972	0.38%	0.33%	4.25%
9/30/23	8.42	0.34	(0.30)	0.04	(0.23)	—	(0.23)	8.23	0.35%	642,178	0.38%	0.34%	3.98%
9/30/22	10.21	0.18	(1.78)	(1.60)	(0.17)	(0.02)	(0.19)	8.42	(15.97%)	553,149	0.37%	0.34%	1.92%
9/30/21	10.80	0.16	(0.13)	0.03	(0.24)	(0.38)	(0.62)	10.21	0.24%	677,869	0.36%	0.33%	1.55%
9/30/20	10.30	0.22	0.59	0.81	(0.31)	—	(0.31)	10.80	8.06%	616,932	0.36%	N/A	2.08%
Class R5
9/30/24	$8.21	$0.35	$0.65	$1.00	$(0.57)	$—	$(0.57)	$8.64	12.58%	$22,998	0.48%	0.43%	4.15%
9/30/23	8.41	0.33	(0.31)	0.02	(0.22)	—	(0.22)	8.21	0.12%	26,262	0.48%	0.44%	3.87%
9/30/22	10.19	0.16	(1.76)	(1.60)	(0.16)	(0.02)	(0.18)	8.41	(15.99%)	25,777	0.47%	0.44%	1.74%
9/30/21	10.79	0.15	(0.14)	0.01	(0.23)	(0.38)	(0.61)	10.19	0.06%	39,879	0.46%	0.43%	1.45%
9/30/20	10.28	0.21	0.59	0.80	(0.29)	—	(0.29)	10.79	8.04%	38,177	0.46%	N/A	2.04%
Service Class
9/30/24	$8.25	$0.34	$0.66	$1.00	$(0.56)	$—	$(0.56)	$8.69	12.45%	$38,251	0.58%	0.53%	4.05%
9/30/23	8.44	0.32	(0.30)	0.02	(0.21)	—	(0.21)	8.25	0.14%	48,425	0.58%	0.54%	3.77%
9/30/22	10.24	0.16	(1.79)	(1.63)	(0.15)	(0.02)	(0.17)	8.44	(16.22%)	49,614	0.57%	0.54%	1.67%
9/30/21	10.82	0.14	(0.12)	0.02	(0.22)	(0.38)	(0.60)	10.24	0.11%	70,920	0.55%	0.53%	1.33%
9/30/20	10.32	0.20	0.59	0.79	(0.29)	—	(0.29)	10.82	7.82%	93,185	0.56%	N/A	1.93%

	Year Ended September 30
	2024	2023	2022	2021	2020
Portfolio turnover rate	508%	465%	442%	435%	316%

c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
87

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Administrative Class
9/30/24	$8.21	$0.33	$0.64	$0.97	$(0.54)	$—	$(0.54)	$8.64	12.20%	$11,976	0.68%	0.63%	3.95%
9/30/23	8.40	0.31	(0.30)	0.01	(0.20)	—	(0.20)	8.21	(0.01%)	11,176	0.68%	0.64%	3.69%
9/30/22	10.18	0.14	(1.76)	(1.62)	(0.14)	(0.02)	(0.16)	8.40	(16.20%)	9,165	0.67%	0.64%	1.44%
9/30/21	10.77	0.13	(0.13)	0.00[d]	(0.21)	(0.38)	(0.59)	10.18	(0.07%)	19,333	0.66%	0.63%	1.24%
9/30/20	10.25	0.19	0.59	0.78	(0.26)	—	(0.26)	10.77	7.79%	20,596	0.66%	N/A	1.84%
Class R4
9/30/24	$8.27	$0.32	$0.65	$0.97	$(0.52)	$—	$(0.52)	$8.72	12.06%	$50,162	0.83%	0.78%	3.80%
9/30/23	8.46	0.30	(0.31)	(0.01)	(0.18)	—	(0.18)	8.27	(0.15%)	49,505	0.83%	0.79%	3.52%
9/30/22	10.25	0.13	(1.78)	(1.65)	(0.12)	(0.02)	(0.14)	8.46	(16.35%)	53,395	0.82%	0.79%	1.41%
9/30/21	10.83	0.11	(0.13)	(0.02)	(0.18)	(0.38)	(0.56)	10.25	(0.20%)	79,970	0.80%	0.78%	1.07%
9/30/20	10.32	0.18	0.59	0.77	(0.26)	—	(0.26)	10.83	7.64%	102,120	0.81%	N/A	1.72%
Class A
9/30/24	$8.16	$0.31	$0.64	$0.95	$(0.50)	$—	$(0.50)	$8.61	12.03%	$2,708	0.90%	0.85%	3.75%
9/30/23	8.35	0.29	(0.30)	(0.01)	(0.18)	—	(0.18)	8.16	(0.19%)	10,415	0.93%	0.89%	3.41%
9/30/22	10.12	0.13	(1.77)	(1.64)	(0.11)	(0.02)	(0.13)	8.35	(16.40%)	11,149	0.92%	0.89%	1.42%
9/30/21	10.72	0.10	(0.13)	(0.03)	(0.19)	(0.38)	(0.57)	10.12	(0.33%)	11,662	0.91%	0.88%	0.98%
9/30/20	10.23	0.16	0.58	0.74	(0.25)	—	(0.25)	10.72	7.45%	11,334	0.91%	N/A	1.56%
Class R3
9/30/24	$8.19	$0.30	$0.65	$0.95	$(0.48)	$—	$(0.48)	$8.66	11.85%	$13,219	1.08%	1.03%	3.55%
9/30/23	8.37	0.28	(0.30)	(0.02)	(0.16)	—	(0.16)	8.19	(0.34%)	13,823	1.08%	1.04%	3.26%
9/30/22	10.15	0.11	(1.78)	(1.67)	(0.09)	(0.02)	(0.11)	8.37	(16.62%)	17,646	1.07%	1.04%	1.20%
9/30/21	10.73	0.09	(0.12)	(0.03)	(0.17)	(0.38)	(0.55)	10.15	(0.37%)	22,384	1.05%	1.03%	0.83%
9/30/20	10.23	0.15	0.58	0.73	(0.23)	—	(0.23)	10.73	7.33%	27,785	1.06%	N/A	1.43%

The accompanying notes are an integral part of the financial statements.
88

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Diversified Value Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Class I
9/30/24	$11.03	$0.23	$2.80	$3.03	$(0.44)	$(3.16)	$(3.60)	$10.46	29.01%	$395,525	0.64%	1.96%
9/30/23	10.87	0.26	1.39	1.65	(0.26)	(1.23)	(1.49)	11.03	14.93%	174,006	0.61%	2.31%
9/30/22	13.48	0.25	(1.15)	(0.90)	(0.26)	(1.45)	(1.71)	10.87	(8.47%)	168,929	0.58%	1.97%
9/30/21	9.87	0.23	3.62	3.85	(0.24)	—	(0.24)	13.48	39.59%	230,230	0.57%	1.84%
9/30/20	11.48	0.25	(1.01)	(0.76)	(0.28)	(0.57)	(0.85)	9.87	(7.64%)	197,915	0.58%	2.42%
Class R5
9/30/24	$11.06	$0.22	$2.82	$3.04	$(0.43)	$(3.16)	$(3.59)	$10.51	28.97%	$87,691	0.75%	1.85%
9/30/23	10.90	0.25	1.39	1.64	(0.25)	(1.23)	(1.48)	11.06	14.76%	46,196	0.71%	2.21%
9/30/22	13.50	0.24	(1.15)	(0.91)	(0.24)	(1.45)	(1.69)	10.90	(8.48%)	48,259	0.68%	1.86%
9/30/21	9.89	0.22	3.62	3.84	(0.23)	—	(0.23)	13.50	39.38%	70,251	0.67%	1.74%
9/30/20	11.50	0.24	(1.02)	(0.78)	(0.26)	(0.57)	(0.83)	9.89	(7.75%)	62,821	0.68%	2.33%
Service Class
9/30/24	$11.06	$0.20	$2.83	$3.03	$(0.42)	$(3.16)	$(3.58)	$10.51	28.86%	$44,521	0.85%	1.74%
9/30/23	10.90	0.24	1.38	1.62	(0.23)	(1.23)	(1.46)	11.06	14.60%	11,363	0.81%	2.10%
9/30/22	13.50	0.23	(1.15)	(0.92)	(0.23)	(1.45)	(1.68)	10.90	(8.57%)	11,979	0.78%	1.77%
9/30/21	9.89	0.20	3.63	3.83	(0.22)	—	(0.22)	13.50	39.28%	15,170	0.77%	1.65%
9/30/20	11.51	0.23	(1.02)	(0.79)	(0.26)	(0.57)	(0.83)	9.89	(7.88%)	13,967	0.78%	2.25%

	Year Ended September 30
	2024	2023	2022	2021	2020
Portfolio turnover rate	46%	45%	43%	60%	52%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period February 1, 2023 (commencement of operations) through September 30, 2023.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

aa
The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.
89

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Administrative Class
9/30/24	$11.17	$0.20	$2.85	$3.05	$(0.41)	$(3.16)	$(3.57)	$10.65	28.74%	$41,046	0.95%	1.64%
9/30/23	10.99	0.23	1.40	1.63	(0.22)	(1.23)	(1.45)	11.17	14.56%	17,730	0.91%	2.01%
9/30/22	13.61	0.21	(1.17)	(0.96)	(0.21)	(1.45)	(1.66)	10.99	(8.76%)	16,695	0.88%	1.66%
9/30/21	9.96	0.19	3.67	3.86	(0.21)	—	(0.21)	13.61	39.24%	21,354	0.87%	1.54%
9/30/20	11.59	0.22	(1.03)	(0.81)	(0.25)	(0.57)	(0.82)	9.96	(7.99%)	16,359	0.88%	2.12%
Class R4
9/30/24	$10.79	$0.17	$2.75	$2.92	$(0.36)	$(3.16)	$(3.52)	$10.19	28.57%	$13,949	1.09%	1.50%
9/30/23	10.66	0.21	1.35	1.56	(0.20)	(1.23)	(1.43)	10.79	14.35%	9,562	1.06%	1.87%
9/30/22	13.24	0.19	(1.12)	(0.93)	(0.20)	(1.45)	(1.65)	10.66	(8.83%)	8,853	1.03%	1.51%
9/30/21	9.70	0.17	3.57	3.74	(0.20)	—	(0.20)	13.24	39.00%	12,608	1.02%	1.39%
9/30/20	11.31	0.20	(1.01)	(0.81)	(0.23)	(0.57)	(0.80)	9.70	(8.14%)	9,823	1.03%	2.00%
Class A
9/30/24	$11.02	$0.17	$2.81	$2.98	$(0.35)	$(3.16)	$(3.51)	$10.49	28.45%	$48,480	1.16%	1.43%
9/30/23	10.86	0.20	1.38	1.58	(0.19)	(1.23)	(1.42)	11.02	14.25%	22,250	1.16%	1.77%
9/30/22	13.45	0.18	(1.15)	(0.97)	(0.17)	(1.45)	(1.62)	10.86	(8.93%)	21,805	1.13%	1.42%
9/30/21	9.85	0.16	3.63	3.79	(0.19)	—	(0.19)	13.45	38.84%	26,835	1.12%	1.29%
9/30/20	11.46	0.19	(1.02)	(0.83)	(0.21)	(0.57)	(0.78)	9.85	(8.22%)	27,575	1.13%	1.87%
Class R3
9/30/24	$10.91	$0.15	$2.79	$2.94	$(0.30)	$(3.16)	$(3.46)	$10.39	28.30%	$2,737	1.35%	1.25%
9/30/23	10.78	0.18	1.37	1.55	(0.19)	(1.23)	(1.42)	10.91	14.07%	684	1.31%	1.60%
9/30/22	13.35	0.16	(1.14)	(0.98)	(0.14)	(1.45)	(1.59)	10.78	(9.09%)	1,395	1.28%	1.31%
9/30/21	9.77	0.14	3.61	3.75	(0.17)	—	(0.17)	13.35	38.73%	1,082	1.27%	1.14%
9/30/20	11.39	0.18	(1.02)	(0.84)	(0.21)	(0.57)	(0.78)	9.77	(8.38%)	1,492	1.28%	1.76%
Class Y
9/30/24	$11.06	$0.22	$2.82	$3.04	$(0.43)	$(3.16)	$(3.59)	$10.51	29.02%	$188	0.75%	1.85%
9/30/23[g]	11.66	0.17	(0.77)aa	(0.60)	—	—	—	11.06	(5.15%)[b]	95	0.71%[a]	2.26%[a]

The accompanying notes are an integral part of the financial statements.
90

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MM S&P 500® Index Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Class I
9/30/24	$14.69	$0.22	$4.81	$5.03	$(0.22)	$(0.89)	$(1.11)	$18.61	36.07%	$653,044	0.14%	1.34%
9/30/23	15.93	0.23	2.82	3.05	(0.28)	(4.01)	(4.29)	14.69	21.49%	985,761	0.14%	1.54%
9/30/22	21.46	0.27	(2.98)	(2.71)	(0.29)	(2.53)	(2.82)	15.93	(15.56%)	900,471	0.12%	1.36%
9/30/21	19.31	0.28	4.91	5.19	(0.39)	(2.65)	(3.04)	21.46	29.93%	1,495,161	0.12%	1.36%
9/30/20	17.92	0.32	2.30	2.62	(0.40)	(0.83)	(1.23)	19.31	15.04%	1,210,251	0.12%	1.79%
Class R5
9/30/24	$14.79	$0.20	$4.86	$5.06	$(0.21)	$(0.89)	$(1.10)	$18.75	35.96%	$395,100	0.24%	1.23%
9/30/23	16.00	0.21	2.85	3.06	(0.26)	(4.01)	(4.27)	14.79	21.40%	320,371	0.24%	1.44%
9/30/22	21.55	0.25	(3.01)	(2.76)	(0.26)	(2.53)	(2.79)	16.00	(15.68%)	300,070	0.22%	1.27%
9/30/21	19.38	0.26	4.93	5.19	(0.37)	(2.65)	(3.02)	21.55	29.78%	471,641	0.22%	1.26%
9/30/20	17.98	0.30	2.31	2.61	(0.38)	(0.83)	(1.21)	19.38	14.93%	416,360	0.22%	1.70%
Service Class
9/30/24	$14.85	$0.18	$4.87	$5.05	$(0.18)	$(0.89)	$(1.07)	$18.83	35.74%	$326,017	0.39%	1.08%
9/30/23	16.04	0.19	2.86	3.05	(0.23)	(4.01)	(4.24)	14.85	21.24%	263,472	0.39%	1.29%
9/30/22	21.60	0.22	(3.02)	(2.80)	(0.23)	(2.53)	(2.76)	16.04	(15.84%)	244,212	0.37%	1.12%
9/30/21	19.41	0.23	4.95	5.18	(0.34)	(2.65)	(2.99)	21.60	29.63%	371,149	0.37%	1.11%
9/30/20	18.00	0.28	2.31	2.59	(0.35)	(0.83)	(1.18)	19.41	14.80%	381,745	0.37%	1.54%

	Year Ended September 30
	2024	2023	2022	2021	2020
Portfolio turnover rate	4%	2%	2%	4%	6%

c	Per share amount calculated on the average shares method.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
91

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Administrative Class
9/30/24	$14.30	$0.16	$4.70	$4.86	$(0.17)	$(0.89)	$(1.06)	$18.10	35.72%	$268,409	0.49%	0.98%
9/30/23	15.59	0.17	2.76	2.93	(0.21)	(4.01)	(4.22)	14.30	21.04%	219,664	0.49%	1.19%
9/30/22	21.05	0.19	(2.92)	(2.73)	(0.20)	(2.53)	(2.73)	15.59	(15.88%)	213,739	0.47%	1.01%
9/30/21	18.99	0.20	4.83	5.03	(0.32)	(2.65)	(2.97)	21.05	29.45%	368,149	0.47%	1.01%
9/30/20	17.63	0.25	2.27	2.52	(0.33)	(0.83)	(1.16)	18.99	14.68%	370,740	0.47%	1.45%
Class R4
9/30/24	$13.94	$0.13	$4.57	$4.70	$(0.15)	$(0.89)	$(1.04)	$17.60	35.46%	$382,613	0.64%	0.84%
9/30/23	15.29	0.15	2.70	2.85	(0.19)	(4.01)	(4.20)	13.94	20.87%	360,408	0.64%	1.04%
9/30/22	20.69	0.16	(2.87)	(2.71)	(0.16)	(2.53)	(2.69)	15.29	(16.01%)	333,263	0.62%	0.87%
9/30/21	18.71	0.17	4.75	4.92	(0.29)	(2.65)	(2.94)	20.69	29.26%	494,937	0.62%	0.87%
9/30/20	17.39	0.22	2.24	2.46	(0.31)	(0.83)	(1.14)	18.71	14.51%	561,315	0.62%	1.29%
Class A
9/30/24	$13.76	$0.11	$4.51	$4.62	$(0.13)	$(0.89)	$(1.02)	$17.36	35.29%	$24,688	0.74%	0.72%
9/30/23	15.15	0.13	2.67	2.80	(0.18)	(4.01)	(4.19)	13.76	20.73%	14,603	0.74%	0.95%
9/30/22	20.51	0.14	(2.83)	(2.69)	(0.14)	(2.53)	(2.67)	15.15	(16.06%)	18,172	0.72%	0.77%
9/30/21	18.57	0.15	4.72	4.87	(0.28)	(2.65)	(2.93)	20.51	29.14%	25,655	0.72%	0.76%
9/30/20	17.26	0.21	2.21	2.42	(0.28)	(0.83)	(1.11)	18.57	14.40%	23,908	0.72%	1.20%
Class R3
9/30/24	$13.14	$0.08	$4.29	$4.37	$(0.12)	$(0.89)	$(1.01)	$16.50	35.06%	$325,488	0.89%	0.58%
9/30/23	14.62	0.10	2.58	2.68	(0.15)	(4.01)	(4.16)	13.14	20.62%	242,145	0.89%	0.78%
9/30/22	19.92	0.11	(2.74)	(2.63)	(0.14)	(2.53)	(2.67)	14.62	(16.25%)	212,307	0.87%	0.63%
9/30/21	18.12	0.11	4.60	4.71	(0.26)	(2.65)	(2.91)	19.92	28.96%	271,678	0.87%	0.60%
9/30/20	16.87	0.17	2.17	2.34	(0.26)	(0.83)	(1.09)	18.12	14.25%	215,443	0.87%	1.04%

The accompanying notes are an integral part of the financial statements.
92

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Equity Opportunities Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Class I
9/30/24	$16.24	$0.22	$4.00	$4.22	$(0.23)	$(0.56)	$(0.79)	$19.67	26.74%	$467,018	0.76%	1.25%
9/30/23	16.66	0.23	2.09	2.32	(0.25)	(2.49)	(2.74)	16.24	13.65%	416,283	0.75%	1.36%
9/30/22	20.17	0.23	(1.29)	(1.06)	(0.25)	(2.20)	(2.45)	16.66	(6.98%)	355,035	0.74%	1.17%
9/30/21	17.22	0.24	3.99	4.23	(0.24)	(1.04)	(1.28)	20.17	25.67%	432,817	0.73%	1.25%
9/30/20	18.33	0.27	0.26	0.53	(0.29)	(1.35)	(1.64)	17.22	2.73%	402,371	0.74%	1.64%
Class R5
9/30/24	$16.35	$0.20	$4.04	$4.24	$(0.21)	$(0.56)	$(0.77)	$19.82	26.65%	$52,317	0.86%	1.14%
9/30/23	16.75	0.21	2.11	2.32	(0.23)	(2.49)	(2.72)	16.35	13.54%	63,720	0.85%	1.23%
9/30/22	20.26	0.21	(1.29)	(1.08)	(0.23)	(2.20)	(2.43)	16.75	(7.05%)	84,471	0.83%	1.06%
9/30/21	17.30	0.22	4.00	4.22	(0.22)	(1.04)	(1.26)	20.26	25.48%	165,143	0.83%	1.15%
9/30/20	18.41	0.26	0.25	0.51	(0.27)	(1.35)	(1.62)	17.30	2.61%	156,171	0.84%	1.50%
Service Class
9/30/24	$15.81	$0.18	$3.88	$4.06	$(0.19)	$(0.56)	$(0.75)	$19.12	26.44%	$37,390	0.96%	1.04%
9/30/23	16.27	0.19	2.05	2.24	(0.21)	(2.49)	(2.70)	15.81	13.48%	32,092	0.95%	1.15%
9/30/22	19.75	0.18	(1.25)	(1.07)	(0.21)	(2.20)	(2.41)	16.27	(7.18%)	34,750	0.94%	0.96%
9/30/21	16.88	0.20	3.91	4.11	(0.20)	(1.04)	(1.24)	19.75	25.44%	46,987	0.93%	1.04%
9/30/20	18.00	0.23	0.25	0.48	(0.25)	(1.35)	(1.60)	16.88	2.52%	48,504	0.94%	1.41%

	Year Ended September 30
	2024	2023	2022	2021	2020
Portfolio turnover rate	31%	24%	25%	25%	41%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period February 1, 2023 (commencement of operations) through September 30, 2023.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

aa
The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.
93

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Administrative Class
9/30/24	$15.42	$0.16	$3.80	$3.96	$(0.18)	$(0.56)	$(0.74)	$18.64	26.41%	$37,807	1.06%	0.94%
9/30/23	15.92	0.17	2.01	2.18	(0.19)	(2.49)	(2.68)	15.42	13.37%	34,721	1.05%	1.05%
9/30/22	19.38	0.16	(1.23)	(1.07)	(0.19)	(2.20)	(2.39)	15.92	(7.30%)	34,104	1.04%	0.86%
9/30/21	16.59	0.18	3.83	4.01	(0.18)	(1.04)	(1.22)	19.38	25.26%	51,726	1.03%	0.95%
9/30/20	17.71	0.21	0.25	0.46	(0.23)	(1.35)	(1.58)	16.59	2.42%	45,175	1.04%	1.30%
Class R4
9/30/24	$13.76	$0.12	$3.37	$3.49	$(0.17)	$(0.56)	$(0.73)	$16.52	26.19%	$10,230	1.21%	0.80%
9/30/23	14.46	0.13	1.83	1.96	(0.17)	(2.49)	(2.66)	13.76	13.18%	9,151	1.21%	0.91%
9/30/22	17.80	0.12	(1.09)	(0.97)	(0.17)	(2.20)	(2.37)	14.46	(7.41%)	6,354	1.19%	0.71%
9/30/21	15.34	0.13	3.54	3.67	(0.17)	(1.04)	(1.21)	17.80	25.07%	8,727	1.18%	0.79%
9/30/20	16.48	0.18	0.23	0.41	(0.20)	(1.35)	(1.55)	15.34	2.28%	8,716	1.19%	1.18%
Class A
9/30/24	$14.18	$0.11	$3.48	$3.59	$(0.14)	$(0.56)	$(0.70)	$17.07	26.08%	$38,346	1.28%	0.73%
9/30/23	14.83	0.12	1.87	1.99	(0.15)	(2.49)	(2.64)	14.18	13.05%	35,886	1.30%	0.80%
9/30/22	18.18	0.11	(1.12)	(1.01)	(0.14)	(2.20)	(2.34)	14.83	(7.46%)	38,062	1.29%	0.61%
9/30/21	15.64	0.12	3.61	3.73	(0.15)	(1.04)	(1.19)	18.18	24.94%	53,123	1.28%	0.70%
9/30/20	16.78	0.16	0.24	0.40	(0.19)	(1.35)	(1.54)	15.64	2.19%	55,832	1.29%	1.05%
Class R3
9/30/24	$12.27	$0.07	$2.99	$3.06	$(0.14)	$(0.56)	$(0.70)	$14.63	25.81%	$6,786	1.46%	0.55%
9/30/23	13.16	0.08	1.68	1.76	(0.16)	(2.49)	(2.65)	12.27	12.96%	6,401	1.45%	0.66%
9/30/22	16.40	0.07	(0.98)	(0.91)	(0.13)	(2.20)	(2.33)	13.16	(7.66%)	4,064	1.44%	0.49%
9/30/21	14.22	0.09	3.27	3.36	(0.14)	(1.04)	(1.18)	16.40	24.79%	3,259	1.43%	0.55%
9/30/20	15.42	0.13	0.22	0.35	(0.20)	(1.35)	(1.55)	14.22	2.00%	3,447	1.44%	0.92%
Class Y
9/30/24	$16.35	$0.20	$4.02	$4.22	$(0.21)	$(0.56)	$(0.77)	$19.80	26.57%	$118	0.86%	1.14%
9/30/23[g]	16.77	0.15	(0.57)aa	(0.42)	—	—	—	16.35	(2.50%)[b]	97	0.86%[a]	1.33%[a]

The accompanying notes are an integral part of the financial statements.
94

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Blue Chip Growth Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Class I
9/30/24	$21.48	$(0.02)	$8.01	$7.99	$—	$(7.20)	$(7.20)	$22.27	43.54%	$1,853,589	0.65%	(0.10%)
9/30/23	18.74	(0.02)	5.76	5.74	(0.09)	(2.91)	(3.00)	21.48	34.60%	1,436,141	0.65%	(0.09%)
9/30/22	33.66	(0.04)	(8.56)	(8.60)	—	(6.32)	(6.32)	18.74	(31.96%)	1,748,402	0.64%	(0.15%)
9/30/21	28.98	(0.05)	6.11	6.06	—	(1.38)	(1.38)	33.66	21.60%	2,790,281	0.63%	(0.15%)
9/30/20	22.73	0.01	7.59	7.60	(0.09)	(1.26)	(1.35)	28.98	34.96%	2,729,246	0.64%	0.06%
Class R5
9/30/24	$21.37	$(0.04)	$7.96	$7.92	$—	$(7.20)	$(7.20)	$22.09	43.42%	$319,891	0.75%	(0.20%)
9/30/23	18.65	(0.04)	5.74	5.70	(0.07)	(2.91)	(2.98)	21.37	34.48%	272,965	0.75%	(0.19%)
9/30/22	33.56	(0.06)	(8.53)	(8.59)	—	(6.32)	(6.32)	18.65	(32.04%)	333,396	0.74%	(0.25%)
9/30/21	28.93	(0.08)	6.09	6.01	—	(1.38)	(1.38)	33.56	21.46%	616,307	0.73%	(0.25%)
9/30/20	22.69	(0.01)	7.58	7.57	(0.07)	(1.26)	(1.33)	28.93	34.84%	604,630	0.74%	(0.04%)
Service Class
9/30/24	$21.00	$(0.07)	$7.81	$7.74	$—	$(7.20)	$(7.20)	$21.54	43.30%	$175,054	0.85%	(0.30%)
9/30/23	18.37	(0.06)	5.65	5.59	(0.05)	(2.91)	(2.96)	21.00	34.34%	132,292	0.85%	(0.29%)
9/30/22	33.18	(0.09)	(8.40)	(8.49)	—	(6.32)	(6.32)	18.37	(32.12%)	121,094	0.84%	(0.35%)
9/30/21	28.64	(0.11)	6.03	5.92	—	(1.38)	(1.38)	33.18	21.36%	207,565	0.83%	(0.35%)
9/30/20	22.47	(0.04)	7.51	7.47	(0.04)	(1.26)	(1.30)	28.64	34.72%	184,567	0.84%	(0.17%)

	Year Ended September 30
	2024	2023	2022	2021	2020
Portfolio turnover rate	11%	16%	16%	20%	28%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period February 1, 2023 (commencement of operations) through September 30, 2023.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
95

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Administrative Class
9/30/24	$20.43	$(0.08)	$7.55	$7.47	$—	$(7.20)	$(7.20)	$20.70	43.17%	$203,151	0.95%	(0.40%)
9/30/23	17.95	(0.07)	5.48	5.41	(0.02)	(2.91)	(2.93)	20.43	34.14%	152,817	0.95%	(0.39%)
9/30/22	32.58	(0.11)	(8.20)	(8.31)	—	(6.32)	(6.32)	17.95	(32.16%)	171,168	0.94%	(0.46%)
9/30/21	28.18	(0.14)	5.92	5.78	—	(1.38)	(1.38)	32.58	21.21%	347,256	0.93%	(0.45%)
9/30/20	22.13	(0.06)	7.40	7.34	(0.03)	(1.26)	(1.29)	28.18	34.60%	388,847	0.94%	(0.24%)
Class R4
9/30/24	$18.79	$(0.11)	$6.84	$6.73	$—	$(7.20)	$(7.20)	$18.32	42.97%	$58,530	1.10%	(0.55%)
9/30/23	16.73	(0.09)	5.06	4.97	—	(2.91)	(2.91)	18.79	33.92%	45,784	1.10%	(0.54%)
9/30/22	30.82	(0.14)	(7.63)	(7.77)	—	(6.32)	(6.32)	16.73	(32.26%)	48,674	1.08%	(0.59%)
9/30/21	26.76	(0.17)	5.61	5.44	—	(1.38)	(1.38)	30.82	21.05%	128,730	1.08%	(0.60%)
9/30/20	21.09	(0.09)	7.02	6.93	—	(1.26)	(1.26)	26.76	34.34%	121,843	1.09%	(0.38%)
Class A
9/30/24	$18.75	$(0.12)	$6.82	$6.70	$—	$(7.20)	$(7.20)	$18.25	42.90%	$93,830	1.17%	(0.62%)
9/30/23	16.71	(0.11)	5.06	4.95	—	(2.91)	(2.91)	18.75	33.82%	81,524	1.20%	(0.64%)
9/30/22	30.82	(0.16)	(7.63)	(7.79)	—	(6.32)	(6.32)	16.71	(32.34%)	80,084	1.19%	(0.70%)
9/30/21	26.79	(0.20)	5.61	5.41	—	(1.38)	(1.38)	30.82	20.91%	142,265	1.18%	(0.69%)
9/30/20	21.13	(0.11)	7.03	6.92	—	(1.26)	(1.26)	26.79	34.23%	202,794	1.18%	(0.48%)
Class R3
9/30/24	$16.43	$(0.13)	$5.80	$5.67	$—	$(7.20)	$(7.20)	$14.90	42.63%	$44,207	1.35%	(0.80%)
9/30/23	15.00	(0.12)	4.46	4.34	—	(2.91)	(2.91)	16.43	33.59%	34,246	1.35%	(0.80%)
9/30/22	28.32	(0.18)	(6.82)	(7.00)	—	(6.32)	(6.32)	15.00	(32.41%)	30,331	1.34%	(0.85%)
9/30/21	24.76	(0.23)	5.17	4.94	—	(1.38)	(1.38)	28.32	20.72%	55,690	1.33%	(0.85%)
9/30/20	19.64	(0.13)	6.51	6.38	—	(1.26)	(1.26)	24.76	34.06%	60,548	1.33%	(0.62%)
Class Y
9/30/24	$21.37	$(0.05)	$7.97	$7.92	$—	$(7.20)	$(7.20)	$22.09	43.40%	$243	0.75%	(0.20%)
9/30/23[g]	18.41	(0.03)	2.99	2.96	—	—	—	21.37	16.08%[b]	116	0.76%[a]	(0.20%)[a]

The accompanying notes are an integral part of the financial statements.
96

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Mid Cap Value Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
9/30/24	$10.68	$0.18	$2.28	$2.46	$(0.19)	$—	$(0.19)	$12.95	23.26%	$51,904	1.11%	0.66%	1.55%
9/30/23	10.56	0.19	0.95	1.14	(0.25)	(0.77)	(1.02)	10.68	10.52%	100,378	0.99%	0.61%	1.68%
9/30/22	15.11	0.19	(1.12)	(0.93)	(0.16)	(3.46)	(3.62)	10.56	(9.37%)	97,584	0.93%	0.61%	1.47%
9/30/21	11.24	0.18	3.87	4.05	(0.18)	—	(0.18)	15.11	36.36%	114,786	0.93%	0.70%	1.28%
9/30/20	12.42	0.20	(1.15)	(0.95)	(0.23)	—	(0.23)	11.24	(7.88%)	97,457	1.00%	0.80%	1.75%
Class R5
9/30/24	$10.85	$0.18	$2.32	$2.50	$(0.18)	$—	$(0.18)	$13.17	23.24%	$668	1.23%	0.77%	1.51%
9/30/23	10.71	0.18	0.96	1.14	(0.23)	(0.77)	(1.00)	10.85	10.43%	882	1.09%	0.71%	1.58%
9/30/22	15.28	0.18	(1.15)	(0.97)	(0.14)	(3.46)	(3.60)	10.71	(9.51%)	782	1.03%	0.71%	1.36%
9/30/21	11.36	0.17	3.91	4.08	(0.16)	—	(0.16)	15.28	36.22%	1,001	1.03%	0.79%	1.18%
9/30/20	12.55	0.20	(1.17)	(0.97)	(0.22)	—	(0.22)	11.36	(7.96%)	843	1.10%	0.90%	1.67%
Service Class
9/30/24	$10.75	$0.17	$2.28	$2.45	$(0.17)	$—	$(0.17)	$13.03	22.96%	$124	1.34%	0.87%	1.42%
9/30/23	10.60	0.17	0.95	1.12	(0.20)	(0.77)	(0.97)	10.75	10.30%	90	1.19%	0.81%	1.48%
9/30/22	15.16	0.15	(1.12)	(0.97)	(0.13)	(3.46)	(3.59)	10.60	(9.60%)	88	1.12%	0.81%	1.15%
9/30/21	11.28	0.16	3.88	4.04	(0.16)	—	(0.16)	15.16	36.08%	569	1.13%	0.87%	1.07%
9/30/20	12.46	0.18	(1.16)	(0.98)	(0.20)	—	(0.20)	11.28	(8.05%)	203	1.20%	1.00%	1.55%

	Year Ended September 30
	2024	2023	2022	2021	2020
Portfolio turnover rate	79%	79%	82%	134%	74%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period February 1, 2023 (commencement of operations) through September 30, 2023.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

aa
The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.
97

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Administrative Class
9/30/24	$11.05	$0.16	$2.35	$2.51	$(0.15)	$—	$(0.15)	$13.41	22.94%	$729	1.42%	0.96%	1.29%
9/30/23	10.89	0.16	0.98	1.14	(0.21)	(0.77)	(0.98)	11.05	10.21%	938	1.29%	0.91%	1.38%
9/30/22	15.46	0.15	(1.16)	(1.01)	(0.10)	(3.46)	(3.56)	10.89	(9.63%)	841	1.23%	0.91%	1.17%
9/30/21	11.50	0.14	3.97	4.11	(0.15)	—	(0.15)	15.46	35.93%	1,124	1.23%	1.00%	0.98%
9/30/20	12.71	0.17	(1.19)	(1.02)	(0.19)	—	(0.19)	11.50	(8.19%)	873	1.30%	1.10%	1.46%
Class R4
9/30/24	$10.59	$0.13	$2.25	$2.38	$(0.13)	$—	$(0.13)	$12.84	22.69%	$366	1.59%	1.12%	1.16%
9/30/23	10.48	0.14	0.94	1.08	(0.20)	(0.77)	(0.97)	10.59	10.05%	308	1.44%	1.06%	1.25%
9/30/22	14.96	0.13	(1.12)	(0.99)	(0.03)	(3.46)	(3.49)	10.48	(9.79%)	255	1.38%	1.06%	1.04%
9/30/21	11.14	0.11	3.84	3.95	(0.13)	—	(0.13)	14.96	35.64%	276	1.38%	1.20%	0.81%
9/30/20	12.31	0.15	(1.14)	(0.99)	(0.18)	—	(0.18)	11.14	(8.27%)	934	1.45%	1.25%	1.29%
Class A
9/30/24	$10.79	$0.12	$2.30	$2.42	$(0.11)	$—	$(0.11)	$13.10	22.62%	$751	1.65%	1.18%	1.04%
9/30/23	10.65	0.12	0.97	1.09	(0.18)	(0.77)	(0.95)	10.79	10.00%	1,234	1.54%	1.16%	1.11%
9/30/22	15.13	0.12	(1.14)	(1.02)	—	(3.46)	(3.46)	10.65	(9.87%)	1,390	1.48%	1.16%	0.93%
9/30/21	11.27	0.10	3.88	3.98	(0.12)	—	(0.12)	15.13	35.51%	1,544	1.48%	1.26%	0.73%
9/30/20	12.47	0.14	(1.17)	(1.03)	(0.17)	—	(0.17)	11.27	(8.41%)	3,071	1.55%	1.35%	1.23%
Class R3
9/30/24	$10.56	$0.10	$2.25	$2.35	$(0.11)	$—	$(0.11)	$12.80	22.36%	$173	1.83%	1.36%	0.90%
9/30/23	10.44	0.11	0.95	1.06	(0.17)	(0.77)	(0.94)	10.56	9.85%	180	1.69%	1.31%	0.99%
9/30/22	14.92	0.10	(1.12)	(1.02)	—	(3.46)	(3.46)	10.44	(10.05%)	120	1.63%	1.31%	0.77%
9/30/21	11.10	0.07	3.84	3.91	(0.09)	—	(0.09)	14.92	35.39%	144	1.63%	1.42%	0.52%
9/30/20	12.28	0.12	(1.15)	(1.03)	(0.15)	—	(0.15)	11.10	(8.53%)	381	1.70%	1.50%	1.05%
Class Y
9/30/24	$10.85	$0.18	$2.31	$2.49	$(0.18)	$—	$(0.18)	$13.16	23.15%	$111	1.24%	0.76%	1.51%
9/30/23[g]	11.81	0.13	(1.09)aa	(0.96)	—	—	—	10.85	(8.13%)[b]	92	1.09%[a]	0.71%[a]	1.72%[a]

The accompanying notes are an integral part of the financial statements.
98

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Small Cap Value Equity Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
9/30/24	$8.82	$0.01	$1.63	$1.64	$—	$(1.29)	$(1.29)	$9.17	20.46%	$31,088	1.35%	1.18%	0.10%
9/30/23	8.69	0.01bb	1.54	1.55	—	(1.42)	(1.42)	8.82	18.15%	31,031	1.26%	N/A	0.08%
9/30/22	13.05	0.01bb	(1.25)	(1.24)	—	(3.12)	(3.12)	8.69	(13.54%)	31,863	1.16%	N/A	0.10%
9/30/21	8.72	0.00[d]	4.68	4.68	—	(0.35)	(0.35)	13.05	54.27%	37,021	1.03%	N/A	0.04%
9/30/20	11.17	0.02	(1.39)	(1.37)	(0.03)	(1.05)	(1.08)	8.72	(14.27%)	51,492	1.05%	N/A	0.22%
Class R5
9/30/24	$8.82	$(0.01)bb	$1.65	$1.64	$—	$(1.29)	$(1.29)	$9.17	20.44%	$1,571	1.41%	1.29%	(0.07%)
9/30/23	8.70	(0.00)[d]	1.54	1.54	—	(1.42)	(1.42)	8.82	18.00%	7,613	1.36%	N/A	(0.01%)
9/30/22	13.07	(0.00)[d]	(1.25)	(1.25)	—	(3.12)	(3.12)	8.70	(13.61%)	6,513	1.25%	N/A	(0.02%)
9/30/21	8.74	(0.01)	4.69	4.68	—	(0.35)	(0.35)	13.07	54.14%	11,028	1.13%	N/A	(0.07%)
9/30/20	11.19	0.01	(1.40)	(1.39)	(0.01)	(1.05)	(1.06)	8.74	(14.38%)	10,194	1.15%	N/A	0.11%
Service Class
9/30/24	$8.86	$(0.01)bb	$1.64	$1.63	$—	$(1.29)	$(1.29)	$9.20	20.22%	$789	1.52%	1.39%	(0.07%)
9/30/23	8.74	(0.01)	1.55	1.54	—	(1.42)	(1.42)	8.86	17.89%	2,214	1.46%	N/A	(0.12%)
9/30/22	13.13	(0.01)	(1.26)	(1.27)	—	(3.12)	(3.12)	8.74	(13.72%)	2,189	1.36%	N/A	(0.12%)
9/30/21	8.79	(0.02)	4.71	4.69	—	(0.35)	(0.35)	13.13	53.95%	3,143	1.23%	N/A	(0.15%)
9/30/20	11.24	0.00[d]	(1.40)	(1.40)	(0.00)[d]	(1.05)	(1.05)	8.79	(14.38%)	2,572	1.25%	N/A	0.02%

	Year Ended September 30
	2024	2023	2022	2021	2020
Portfolio turnover rate	36%	47%	47%	23%	77%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period February 1, 2023 (commencement of operations) through September 30, 2023.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

aa
The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

bb
The amount shown for a share outstanding does not correspond with the aggregate net investment income (loss) as shown on the Statement of Operations for the period due to the timing of class-specific expenses. See Note 3 for each fund’s expense structure.

The accompanying notes are an integral part of the financial statements.
99

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Administrative Class
9/30/24	$8.69	$(0.02)bb	$1.65	$1.63	$—	$(1.29)	$(1.29)	$9.03	20.66%	$2,534	1.66%	1.48%	(0.20%)
9/30/23	8.61	(0.02)	1.52	1.50	—	(1.42)	(1.42)	8.69	17.68%	2,403	1.56%	N/A	(0.21%)
9/30/22	12.99	(0.02)	(1.24)	(1.26)	—	(3.12)	(3.12)	8.61	(13.80%)	2,189	1.46%	N/A	(0.21%)
9/30/21	8.70	(0.03)	4.67	4.64	—	(0.35)	(0.35)	12.99	53.93%	2,550	1.33%	N/A	(0.25%)
9/30/20	11.16	(0.01)	(1.40)	(1.41)	—	(1.05)	(1.05)	8.70	(14.58%)	3,126	1.35%	N/A	(0.08%)
Class R4
9/30/24	$8.33	$(0.03)bb	$1.53	$1.50	$—	$(1.29)	$(1.29)	$8.54	19.92%	$1,468	1.81%	1.63%	(0.35%)
9/30/23	8.31	(0.03)	1.47	1.44	—	(1.42)	(1.42)	8.33	17.59%	1,451	1.71%	N/A	(0.36%)
9/30/22	12.65	(0.04)	(1.18)	(1.22)	—	(3.12)	(3.12)	8.31	(13.88%)	1,193	1.61%	N/A	(0.36%)
9/30/21	8.50	(0.05)	4.55	4.50	—	(0.35)	(0.35)	12.65	53.54%	1,492	1.48%	N/A	(0.41%)
9/30/20	10.93	(0.02)	(1.36)	(1.38)	—	(1.05)	(1.05)	8.50	(14.62%)	2,332	1.50%	N/A	(0.24%)
Class A
9/30/24	$8.38	$(0.03)bb	$1.55	$1.52	$—	$(1.29)	$(1.29)	$8.61	20.04%	$3,231	1.87%	1.70%	(0.42%)
9/30/23	8.36	(0.04)	1.48	1.44	—	(1.42)	(1.42)	8.38	17.44%	3,653	1.80%	N/A	(0.47%)
9/30/22	12.73	(0.05)	(1.20)	(1.25)	—	(3.12)	(3.12)	8.36	(14.05%)	4,521	1.71%	N/A	(0.47%)
9/30/21	8.56	(0.06)	4.58	4.52	—	(0.35)	(0.35)	12.73	53.40%	6,375	1.58%	N/A	(0.50%)
9/30/20	11.01	(0.03)	(1.37)	(1.40)	—	(1.05)	(1.05)	8.56	(14.70%)	4,715	1.60%	N/A	(0.34%)
Class R3
9/30/24	$8.11	$(0.05)bb	$1.50	$1.45	$—	$(1.29)	$(1.29)	$8.27	19.82%	$824	2.06%	1.88%	(0.58%)
9/30/23	8.14	(0.05)	1.44	1.39	—	(1.42)	(1.42)	8.11	17.29%	540	1.96%	N/A	(0.61%)
9/30/22	12.49	(0.06)	(1.17)	(1.23)	—	(3.12)	(3.12)	8.14	(14.19%)	621	1.86%	N/A	(0.61%)
9/30/21	8.41	(0.08)	4.51	4.43	—	(0.35)	(0.35)	12.49	53.27%	695	1.73%	N/A	(0.66%)
9/30/20	10.86	(0.04)	(1.36)	(1.40)	—	(1.05)	(1.05)	8.41	(14.92%)	748	1.75%	N/A	(0.47%)
Class Y
9/30/24	$8.82	$0.00[d]	$1.64	$1.64	$—	$(1.29)	$(1.29)	$9.17	20.44%	$98	1.45%	1.28%	0.01%
9/30/23[g]	9.38	(0.00)[d]	(0.56)aa	(0.56)	—	—	—	8.82	(5.97%)[b]	94	1.36%[a]	N/A	0.05%[a]

The accompanying notes are an integral part of the financial statements.
100

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Small Company Value Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
9/30/24	$8.32	$0.11	$1.73	$1.84	$(0.07)	$(0.44)	$(0.51)	$9.65	22.96%	$71,068	1.06%	0.86%	1.22%
9/30/23	8.86	0.09	0.63	0.72	(0.07)	(1.19)	(1.26)	8.32	7.50%	137,558	1.01%	0.86%	1.05%
9/30/22	12.69	0.09	(2.16)	(2.07)	(0.04)	(1.72)	(1.76)	8.86	(19.24%)	132,528	0.95%	0.86%	0.77%
9/30/21	7.36	0.05	5.35	5.40	(0.07)	—	(0.07)	12.69	73.67%	179,847	0.96%	0.94%	0.48%
9/30/20	9.22	0.05	(1.41)	(1.36)	(0.07)	(0.43)	(0.50)	7.36	(15.96%)	86,121	1.00%	N/A	0.67%
Class R5
9/30/24	$8.40	$0.10	$1.76	$1.86	$(0.06)	$(0.44)	$(0.50)	$9.76	22.96%	$27,755	1.17%	0.96%	1.13%
9/30/23	8.93	0.08	0.64	0.72	(0.06)	(1.19)	(1.25)	8.40	7.41%	28,982	1.11%	0.96%	0.94%
9/30/22	12.78	0.07	(2.18)	(2.11)	(0.02)	(1.72)	(1.74)	8.93	(19.35%)	35,442	1.05%	0.96%	0.66%
9/30/21	7.42	0.05	5.37	5.42	(0.06)	—	(0.06)	12.78	73.32%	65,854	1.06%	1.04%	0.40%
9/30/20	9.28	0.04	(1.41)	(1.37)	(0.06)	(0.43)	(0.49)	7.42	(15.95%)	48,006	1.10%	N/A	0.55%
Service Class
9/30/24	$8.32	$0.09	$1.75	$1.84	$(0.06)	$(0.44)	$(0.50)	$9.66	22.83%	$8,563	1.27%	1.06%	1.04%
9/30/23	8.86	0.08	0.62	0.70	(0.05)	(1.19)	(1.24)	8.32	7.24%	7,433	1.21%	1.06%	0.85%
9/30/22	12.69	0.06	(2.16)	(2.10)	(0.01)	(1.72)	(1.73)	8.86	(19.41%)	7,189	1.15%	1.06%	0.58%
9/30/21	7.37	0.03	5.34	5.37	(0.05)	—	(0.05)	12.69	73.14%	8,737	1.16%	1.14%	0.28%
9/30/20	9.23	0.04	(1.42)	(1.38)	(0.05)	(0.43)	(0.48)	7.37	(16.11%)	4,281	1.20%	N/A	0.44%

	Year Ended September 30
	2024	2023	2022	2021	2020
Portfolio turnover rate	57%	44%	42%	66%	57%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period February 1, 2023 (commencement of operations) through September 30, 2023.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

aa
The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.
101

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Administrative Class
9/30/24	$8.06	$0.08	$1.68	$1.76	$(0.05)	$(0.44)	$(0.49)	$9.33	22.56%	$9,342	1.37%	1.16%	0.94%
9/30/23	8.61	0.06	0.62	0.68	(0.04)	(1.19)	(1.23)	8.06	7.20%	8,981	1.31%	1.16%	0.75%
9/30/22	12.38	0.05	(2.10)	(2.05)	—	(1.72)	(1.72)	8.61	(19.50%)	9,380	1.25%	1.16%	0.47%
9/30/21	7.19	0.02	5.22	5.24	(0.05)	—	(0.05)	12.38	73.10%	14,862	1.26%	1.24%	0.20%
9/30/20	9.01	0.03	(1.38)	(1.35)	(0.04)	(0.43)	(0.47)	7.19	(16.15%)	12,971	1.30%	N/A	0.36%
Class R4
9/30/24	$7.41	$0.06	$1.54	$1.60	$(0.04)	$(0.44)	$(0.48)	$8.53	22.36%	$259	1.52%	1.31%	0.76%
9/30/23	8.01	0.05	0.57	0.62	(0.03)	(1.19)	(1.22)	7.41	7.00%	647	1.46%	1.31%	0.60%
9/30/22	11.65	0.03	(1.95)	(1.92)	—	(1.72)	(1.72)	8.01	(19.62%)	628	1.40%	1.31%	0.33%
9/30/21	6.78	0.00[d]	4.91	4.91	(0.04)	—	(0.04)	11.65	72.68%	780	1.41%	1.40%	0.02%
9/30/20	8.52	0.02	(1.30)	(1.28)	(0.03)	(0.43)	(0.46)	6.78	(16.25%)	882	1.45%	N/A	0.28%
Class A
9/30/24	$7.56	$0.06	$1.58	$1.64	$(0.02)	$(0.44)	$(0.46)	$8.74	22.49%	$7,954	1.59%	1.38%	0.72%
9/30/23	8.14	0.04	0.59	0.63	(0.02)	(1.19)	(1.21)	7.56	6.96%	8,125	1.56%	1.41%	0.48%
9/30/22	11.83	0.02	(1.99)	(1.97)	—	(1.72)	(1.72)	8.14	(19.76%)	10,387	1.50%	1.41%	0.22%
9/30/21	6.87	(0.01)	4.99	4.98	(0.02)	—	(0.02)	11.83	72.61%	13,826	1.51%	1.49%	(0.06%)
9/30/20	8.64	0.01	(1.33)	(1.32)	(0.02)	(0.43)	(0.45)	6.87	(16.45%)	10,694	1.55%	N/A	0.11%
Class R3
9/30/24	$6.60	$0.04	$1.37	$1.41	$(0.03)	$(0.44)	$(0.47)	$7.54	22.17%	$589	1.77%	1.56%	0.57%
9/30/23	7.25	0.02	0.53	0.55	(0.01)	(1.19)	(1.20)	6.60	6.79%	363	1.71%	1.56%	0.34%
9/30/22	10.73	0.01	(1.77)	(1.76)	—	(1.72)	(1.72)	7.25	(19.84%)	332	1.65%	1.56%	0.08%
9/30/21	6.23	(0.02)	4.52	4.50	—	—	—	10.73	72.23%	359	1.66%	1.64%	(0.23%)
9/30/20	7.86	(0.00)[d]	(1.20)	(1.20)	(0.00)[d]	(0.43)	(0.43)	6.23	(16.47%)	151	1.70%	N/A	(0.04%)
Class Y
9/30/24	$8.40	$0.10	$1.76	$1.86	$(0.07)	$(0.44)	$(0.51)	$9.75	22.86%	$102	1.17%	0.96%	1.14%
9/30/23[g]	9.59	0.06	(1.25)aa	(1.19)	—	—	—	8.40	(12.41%)[b]	88	1.11%[a]	0.96%[a]	1.02%[a]

The accompanying notes are an integral part of the financial statements.
102

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Mid Cap Growth Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
9/30/24	$18.72	$(0.01)	$4.29	$4.28	$—	$(1.07)	$(1.07)	$21.93	23.63%	$3,860,412	0.67%	0.66%	(0.03%)
9/30/23	18.55	0.01	2.79	2.80	—	(2.63)	(2.63)	18.72	15.49%	3,729,654	0.72%	0.68%	0.05%
9/30/22	31.23	(0.05)	(6.68)	(6.73)	—	(5.95)	(5.95)	18.55	(26.70%)	3,824,988	0.71%	0.69%	(0.19%)
9/30/21	25.51	(0.08)	7.39	7.31	—	(1.59)	(1.59)	31.23	29.56%	6,514,823	0.70%	N/A	(0.26%)
9/30/20	23.34	0.01	3.43	3.44	(0.01)	(1.26)	(1.27)	25.51	15.23%	6,188,463	0.71%	N/A	0.03%
Class R5
9/30/24	$18.32	$(0.02)	$4.18	$4.16	$—	$(1.07)	$(1.07)	$21.41	23.48%	$846,108	0.77%	0.76%	(0.12%)
9/30/23	18.22	(0.01)bb	2.74	2.73	—	(2.63)	(2.63)	18.32	15.38%	848,344	0.82%	0.78%	(0.05%)
9/30/22	30.80	(0.07)	(6.56)	(6.63)	—	(5.95)	(5.95)	18.22	(26.76%)	834,945	0.81%	0.79%	(0.30%)
9/30/21	25.20	(0.11)	7.30	7.19	—	(1.59)	(1.59)	30.80	29.44%	1,668,653	0.80%	N/A	(0.36%)
9/30/20	23.08	(0.02)	3.40	3.38	—	(1.26)	(1.26)	25.20	15.13%	1,471,580	0.81%	N/A	(0.07%)
Service Class
9/30/24	$17.45	$(0.04)	$3.98	$3.94	$—	$(1.07)	$(1.07)	$20.32	23.39%	$144,867	0.87%	0.86%	(0.22%)
9/30/23	17.48	(0.03)bb	2.63	2.60	—	(2.63)	(2.63)	17.45	15.27%	138,437	0.92%	0.88%	(0.15%)
9/30/22	29.82	(0.09)	(6.30)	(6.39)	—	(5.95)	(5.95)	17.48	(26.85%)	158,487	0.91%	0.89%	(0.39%)
9/30/21	24.47	(0.13)	7.07	6.94	—	(1.59)	(1.59)	29.82	29.29%	325,714	0.90%	N/A	(0.46%)
9/30/20	22.47	(0.04)	3.30	3.26	—	(1.26)	(1.26)	24.47	15.00%	335,782	0.91%	N/A	(0.17%)

	Year Ended September 30
	2024	2023	2022	2021	2020
Portfolio turnover rate	32%	32%	22%	29%	37%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period February 1, 2023 (commencement of operations) through September 30, 2023.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

aa
The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

bb
The amount shown for a share outstanding does not correspond with the aggregate net investment income (loss) as shown on the Statement of Operations for the period due to the timing of class-specific expenses. See Note 3 for each fund’s expense structure.

The accompanying notes are an integral part of the financial statements.
103

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Administrative Class
9/30/24	$16.01	$(0.06)	$3.64	$3.58	$—	$(1.07)	$(1.07)	$18.52	23.24%	$117,654	0.97%	0.96%	(0.33%)
9/30/23	16.24	(0.04)bb	2.44	2.40	—	(2.63)	(2.63)	16.01	15.19%	123,684	1.02%	0.98%	(0.25%)
9/30/22	28.15	(0.10)	(5.86)	(5.96)	—	(5.95)	(5.95)	16.24	(26.93%)	136,292	1.01%	0.99%	(0.49%)
9/30/21	23.20	(0.15)	6.69	6.54	—	(1.59)	(1.59)	28.15	29.16%	246,666	1.00%	N/A	(0.56%)
9/30/20	21.38	(0.06)	3.14	3.08	—	(1.26)	(1.26)	23.20	14.92%	261,188	1.01%	N/A	(0.27%)
Class R4
9/30/24	$13.83	$(0.07)	$3.13	$3.06	$—	$(1.07)	$(1.07)	$15.82	23.13%	$45,671	1.12%	1.11%	(0.48%)
9/30/23	14.37	(0.06)bb	2.15	2.09	—	(2.63)	(2.63)	13.83	14.99%	46,605	1.17%	1.13%	(0.40%)
9/30/22	25.63	(0.13)	(5.18)	(5.31)	—	(5.95)	(5.95)	14.37	(27.06%)	59,611	1.16%	1.14%	(0.66%)
9/30/21	21.28	(0.17)	6.11	5.94	—	(1.59)	(1.59)	25.63	28.97%	155,374	1.15%	N/A	(0.72%)
9/30/20	19.74	(0.08)	2.88	2.80	—	(1.26)	(1.26)	21.28	14.73%	176,500	1.16%	N/A	(0.42%)
Class A
9/30/24	$13.57	$(0.08)	$3.06	$2.98	$—	$(1.07)	$(1.07)	$15.48	22.98%	$75,519	1.18%	1.17%	(0.54%)
9/30/23	14.15	(0.07)bb	2.12	2.05	—	(2.63)	(2.63)	13.57	14.94%	84,046	1.27%	1.23%	(0.50%)
9/30/22	25.35	(0.14)	(5.11)	(5.25)	—	(5.95)	(5.95)	14.15	(27.14%)	87,758	1.26%	1.24%	(0.74%)
9/30/21	21.08	(0.20)	6.06	5.86	—	(1.59)	(1.59)	25.35	28.86%	167,114	1.25%	N/A	(0.81%)
9/30/20	19.58	(0.10)	2.86	2.76	—	(1.26)	(1.26)	21.08	14.64%	196,756	1.26%	N/A	(0.52%)
Class R3
9/30/24	$11.42	$(0.09)	$2.56	$2.47	$—	$(1.07)	$(1.07)	$12.82	22.83%	$17,564	1.37%	1.36%	(0.72%)
9/30/23	12.30	(0.08)bb	1.83	1.75	—	(2.63)	(2.63)	11.42	14.70%	18,253	1.42%	1.38%	(0.65%)
9/30/22	22.84	(0.14)	(4.45)	(4.59)	—	(5.95)	(5.95)	12.30	(27.25%)	19,336	1.41%	1.39%	(0.89%)
9/30/21	19.16	(0.21)	5.48	5.27	—	(1.59)	(1.59)	22.84	28.65%	31,715	1.40%	N/A	(0.96%)
9/30/20	17.93	(0.12)	2.61	2.49	—	(1.26)	(1.26)	19.16	14.48%	31,065	1.41%	N/A	(0.67%)
Class Y
9/30/24	$18.32	$(0.02)	$4.18	$4.16	$—	$(1.07)	$(1.07)	$21.41	23.48%	$114	0.77%	0.76%	(0.12%)
9/30/23[g]	18.84	(0.00)d,bb	(0.52)aa	(0.52)	—	—	—	18.32	(2.76%)[b]	97	0.82%[a]	0.79%[a]	(0.04%)[a]

The accompanying notes are an integral part of the financial statements.
104

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Small Cap Growth Equity Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Class I
9/30/24	$13.05	$(0.01)	$3.90	$3.89	$—	$—	$—	$16.94	29.81%	$601,905	0.85%	(0.03%)
9/30/23	11.96	0.01	1.08	1.09	(0.00)[d]	—	(0.00)[d]	13.05	9.15%	562,807	0.86%	0.07%
9/30/22	20.88	(0.02)	(4.41)	(4.43)	—	(4.49)	(4.49)	11.96	(26.63%)	368,199	0.87%	(0.12%)
9/30/21	16.42	(0.07)	5.93	5.86	—	(1.40)	(1.40)	20.88	36.62%	487,031	0.86%	(0.37%)
9/30/20	15.30	(0.03)	2.97	2.94	(0.14)	(1.68)	(1.82)	16.42	20.54%	342,888	0.87%	(0.19%)
Class R5
9/30/24	$12.69	$(0.02)	$3.79	$3.77	$—	$—	$—	$16.46	29.71%	$101,773	0.95%	(0.13%)
9/30/23	11.64	(0.00)d,bb	1.05	1.05	—	—	—	12.69	9.02%	135,631	0.96%	(0.02%)
9/30/22	20.47	(0.04)	(4.30)	(4.34)	—	(4.49)	(4.49)	11.64	(26.73%)	88,121	0.97%	(0.24%)
9/30/21	16.13	(0.09)	5.83	5.74	—	(1.40)	(1.40)	20.47	36.53%	155,912	0.96%	(0.47%)
9/30/20	15.06	(0.04)	2.91	2.87	(0.12)	(1.68)	(1.80)	16.13	20.40%	134,136	0.97%	(0.29%)
Service Class
9/30/24	$11.41	$(0.03)	$3.40	$3.37	$—	$—	$—	$14.78	29.54%	$12,621	1.05%	(0.23%)
9/30/23	10.47	(0.01)bb	0.95	0.94	—	—	—	11.41	8.98%	13,031	1.06%	(0.13%)
9/30/22	18.89	(0.05)	(3.88)	(3.93)	—	(4.49)	(4.49)	10.47	(26.82%)	17,932	1.06%	(0.34%)
9/30/21	14.99	(0.10)	5.40	5.30	—	(1.40)	(1.40)	18.89	36.36%	36,258	1.06%	(0.57%)
9/30/20	14.12	(0.05)	2.71	2.66	(0.11)	(1.68)	(1.79)	14.99	20.26%	31,977	1.07%	(0.39%)

	Year Ended September 30
	2024	2023	2022	2021	2020
Portfolio turnover rate	54%	64%	75%	81%	79%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
e	Amount is less than 0.005%.
g	For the period February 1, 2023 (commencement of operations) through September 30, 2023.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

aa
The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

bb
The amount shown for a share outstanding does not correspond with the aggregate net investment income (loss) as shown on the Statement of Operations for the period due to the timing of class-specific expenses. See Note 3 for each fund’s expense structure.

The accompanying notes are an integral part of the financial statements.
105

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Administrative Class
9/30/24	$10.05	$(0.04)	$3.00	$2.96	$—	$—	$—	$13.01	29.45%	$17,985	1.15%	(0.33%)
9/30/23	9.24	(0.02)bb	0.83	0.81	—	—	—	10.05	8.77%	16,287	1.17%	(0.23%)
9/30/22	17.21	(0.05)	(3.43)	(3.48)	—	(4.49)	(4.49)	9.24	(26.83%)	18,393	1.17%	(0.43%)
9/30/21	13.77	(0.11)	4.95	4.84	—	(1.40)	(1.40)	17.21	36.23%	29,715	1.16%	(0.67%)
9/30/20	13.10	(0.06)	2.51	2.45	(0.10)	(1.68)	(1.78)	13.77	20.16%	29,067	1.17%	(0.49%)
Class R4
9/30/24	$7.90	$(0.04)	$2.34	$2.30	$—	$—	$—	$10.20	29.11%	$16,166	1.30%	(0.48%)
9/30/23	7.27	(0.03)bb	0.66	0.63	—	—	—	7.90	8.67%	12,210	1.32%	(0.38%)
9/30/22	14.53	(0.05)	(2.72)	(2.77)	—	(4.49)	(4.49)	7.27	(26.91%)	11,840	1.32%	(0.58%)
9/30/21	11.82	(0.12)	4.23	4.11	—	(1.40)	(1.40)	14.53	36.02%	17,129	1.31%	(0.82%)
9/30/20	11.48	(0.07)	2.18	2.11	(0.09)	(1.68)	(1.77)	11.82	20.01%	15,517	1.32%	(0.65%)
Class A
9/30/24	$7.74	$(0.05)	$2.31	$2.26	$—	$—	$—	$10.00	29.20%	$17,445	1.37%	(0.55%)
9/30/23	7.13	(0.04)bb	0.65	0.61	—	—	—	7.74	8.56%	15,900	1.42%	(0.48%)
9/30/22	14.36	(0.06)	(2.68)	(2.74)	—	(4.49)	(4.49)	7.13	(27.06%)	18,688	1.42%	(0.69%)
9/30/21	11.71	(0.13)	4.18	4.05	—	(1.40)	(1.40)	14.36	35.83%	31,656	1.41%	(0.91%)
9/30/20	11.38	(0.08)	2.16	2.08	(0.07)	(1.68)	(1.75)	11.71	19.94%	34,699	1.42%	(0.74%)
Class R3
9/30/24	$5.63	$(0.05)	$1.68	$1.63	$—	$—	$—	$7.26	28.95%	$4,202	1.55%	(0.72%)
9/30/23	5.20	(0.04)bb	0.47	0.43	—	—	—	5.63	8.27%	3,751	1.56%	(0.63%)
9/30/22	11.72	(0.06)	(1.97)	(2.03)	—	(4.49)	(4.49)	5.20	(27.10%)	3,408	1.57%	(0.83%)
9/30/21	9.78	(0.12)	3.46	3.34	—	(1.40)	(1.40)	11.72	35.63%	4,813	1.56%	(1.07%)
9/30/20	9.79	(0.08)	1.82	1.74	(0.07)	(1.68)	(1.75)	9.78	19.66%	3,930	1.57%	(0.90%)
Class Y
9/30/24	$12.69	$(0.02)	$3.78	$3.76	$—	$—	$—	$16.45	29.63%	$201	0.95%	(0.13%)
9/30/23[g]	13.36	(0.00)d,bb	(0.67)aa	(0.67)	—	—	—	12.69	(5.01%)[b]	95	0.97%[a]	(0.00)[a,e]

The accompanying notes are an integral part of the financial statements.
106

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Overseas Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
9/30/24	$8.03	$0.15	$1.59	$1.74	$(0.15)	$(0.09)	$(0.24)	$9.53	22.03%	$304,638	0.92%	0.79%	1.69%
9/30/23	6.94	0.14	1.69	1.83	(0.17)	(0.57)	(0.74)	8.03	26.64%	268,465	0.91%	0.79%	1.71%
9/30/22	10.17	0.16	(2.40)	(2.24)	(0.15)	(0.84)	(0.99)	6.94	(24.66%)	232,441	0.91%	0.79%	1.75%
9/30/21	7.99	0.12	2.27	2.39	(0.05)	(0.16)	(0.21)	10.17	30.17%	383,223	0.88%	0.79%	1.23%
9/30/20	8.35	0.05	(0.07)	(0.02)	(0.19)	(0.15)	(0.34)	7.99	(0.59%)	370,549	0.89%	0.83%	0.68%
Class R5
9/30/24	$8.07	$0.14	$1.60	$1.74	$(0.14)	$(0.09)	$(0.23)	$9.58	21.91%	$118,322	1.02%	0.89%	1.62%
9/30/23	6.97	0.14	1.69	1.83	(0.16)	(0.57)	(0.73)	8.07	26.54%	94,523	1.01%	0.89%	1.64%
9/30/22	10.21	0.15	(2.42)	(2.27)	(0.13)	(0.84)	(0.97)	6.97	(24.74%)	86,220	1.00%	0.89%	1.64%
9/30/21	8.02	0.11	2.28	2.39	(0.04)	(0.16)	(0.20)	10.21	30.07%	158,046	0.98%	0.89%	1.11%
9/30/20	8.38	0.05	(0.08)	(0.03)	(0.18)	(0.15)	(0.33)	8.02	(0.67%)	132,845	0.99%	0.94%	0.58%
Service Class
9/30/24	$8.01	$0.13	$1.58	$1.71	$(0.13)	$(0.09)	$(0.22)	$9.50	21.71%	$32,118	1.12%	0.99%	1.50%
9/30/23	6.92	0.11	1.70	1.81	(0.15)	(0.57)	(0.72)	8.01	26.45%	26,462	1.11%	0.99%	1.31%
9/30/22	10.14	0.14	(2.40)	(2.26)	(0.12)	(0.84)	(0.96)	6.92	(24.79%)	30,651	1.10%	0.99%	1.61%
9/30/21	7.97	0.10	2.26	2.36	(0.03)	(0.16)	(0.19)	10.14	29.91%	45,454	1.08%	0.99%	1.02%
9/30/20	8.33	0.04	(0.08)	(0.04)	(0.17)	(0.15)	(0.32)	7.97	(0.79%)	37,997	1.09%	1.03%	0.49%

	Year Ended September 30
	2024	2023	2022	2021	2020
Portfolio turnover rate	21%	16%	17%	27%	34%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period February 1, 2023 (commencement of operations) through September 30, 2023.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

aa
The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.
107

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Administrative Class
9/30/24	$8.10	$0.12	$1.61	$1.73	$(0.12)	$(0.09)	$(0.21)	$9.62	21.70%	$13,616	1.22%	1.09%	1.37%
9/30/23	6.99	0.12	1.70	1.82	(0.14)	(0.57)	(0.71)	8.10	26.34%	13,549	1.21%	1.09%	1.44%
9/30/22	10.24	0.13	(2.43)	(2.30)	(0.11)	(0.84)	(0.95)	6.99	(24.93%)	13,633	1.20%	1.09%	1.47%
9/30/21	8.05	0.08	2.30	2.38	(0.03)	(0.16)	(0.19)	10.24	29.72%	19,735	1.18%	1.09%	0.81%
9/30/20	8.40	0.03	(0.07)	(0.04)	(0.16)	(0.15)	(0.31)	8.05	(0.77%)	19,034	1.19%	1.14%	0.38%
Class R4
9/30/24	$7.64	$0.11	$1.50	$1.61	$(0.11)	$(0.09)	$(0.20)	$9.05	21.40%	$20,001	1.37%	1.24%	1.28%
9/30/23	6.63	0.10	1.61	1.71	(0.13)	(0.57)	(0.70)	7.64	26.11%	18,860	1.36%	1.24%	1.27%
9/30/22	9.75	0.11	(2.29)	(2.18)	(0.10)	(0.84)	(0.94)	6.63	(24.94%)	16,144	1.35%	1.24%	1.34%
9/30/21	7.68	0.07	2.18	2.25	(0.02)	(0.16)	(0.18)	9.75	29.46%	20,875	1.33%	1.24%	0.70%
9/30/20	8.03	0.02	(0.06)	(0.04)	(0.16)	(0.15)	(0.31)	7.68	(0.90%)	18,019	1.34%	1.28%	0.28%
Class A
9/30/24	$7.88	$0.10	$1.56	$1.66	$(0.10)	$(0.09)	$(0.19)	$9.35	21.38%	$15,496	1.44%	1.31%	1.17%
9/30/23	6.81	0.10	1.66	1.76	(0.12)	(0.57)	(0.69)	7.88	26.07%	14,642	1.46%	1.34%	1.21%
9/30/22	9.98	0.11	(2.36)	(2.25)	(0.08)	(0.84)	(0.92)	6.81	(25.07%)	12,858	1.45%	1.34%	1.22%
9/30/21	7.85	0.06	2.24	2.30	(0.01)	(0.16)	(0.17)	9.98	29.45%	24,231	1.43%	1.34%	0.59%
9/30/20	8.21	0.01	(0.08)	(0.07)	(0.14)	(0.15)	(0.29)	7.85	(1.17%)	30,721	1.44%	1.38%	0.17%
Class R3
9/30/24	$7.74	$0.08	$1.54	$1.62	$(0.09)	$(0.09)	$(0.18)	$9.18	21.26%	$5,562	1.62%	1.49%	0.97%
9/30/23	6.70	0.08	1.64	1.72	(0.11)	(0.57)	(0.68)	7.74	25.83%	5,064	1.61%	1.49%	1.01%
9/30/22	9.85	0.10	(2.34)	(2.24)	(0.07)	(0.84)	(0.91)	6.70	(25.23%)	4,036	1.61%	1.49%	1.16%
9/30/21	7.76	0.05	2.21	2.26	(0.01)	(0.16)	(0.17)	9.85	29.29%	6,971	1.58%	1.49%	0.51%
9/30/20	8.11	(0.00)[d]	(0.07)	(0.07)	(0.13)	(0.15)	(0.28)	7.76	(1.19%)	6,093	1.59%	1.53%	(0.03%)
Class Y
9/30/24	$8.07	$0.14	$1.60	$1.74	$(0.14)	$(0.09)	$(0.23)	$9.58	21.94%	$114	1.02%	0.89%	1.60%
9/30/23[g]	8.41	0.13	(0.47)aa	(0.34)	—	—	—	8.07	(4.04%)[b]	96	1.01%[a]	0.89%[a]	2.40%[a]

The accompanying notes are an integral part of the financial statements.
108

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Select T. Rowe Price International Equity Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
9/30/24	$10.00	$0.28	$2.09	$2.37	$(0.30)	$—	$(0.30)	$12.07	24.27%	$1,323,502	0.10%	0.00%	2.63%
9/30/23	8.39	0.28	1.61	1.89	(0.28)	(0.00)[d]	(0.28)	10.00	22.72%	1,442,393	0.08%	0.00%	2.82%
9/30/22	11.71	0.32	(3.16)	(2.84)	(0.32)	(0.16)	(0.48)	8.39	(25.28%)	1,272,996	0.08%	0.00%	3.03%
9/30/21	9.51	0.27	2.10	2.37	(0.17)	—	(0.17)	11.71	25.11%	1,700,098	0.07%	0.00%	2.39%
9/30/20	9.43	0.15	0.16	0.31	(0.23)	—	(0.23)	9.51	3.11%	1,314,433	0.65%	0.55%	1.63%

	Year Ended September 30
	2024	2023	2022	2021	2020
Portfolio turnover rate	32%	24%	32%	28%	30%

c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
109

Notes to Financial Statements

1.	The Funds
MassMutual Select Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The Trust consists of 46 series, including the following 12 series listed below (each individually referred to as a “Fund” or collectively as the “Funds”):
MassMutual Total Return Bond Fund (“Total Return Bond Fund”)
MassMutual Diversified Value Fund (“Diversified Value Fund”)
MM S&P 500® Index Fund (“S&P 500 Index Fund”)
MassMutual Equity Opportunities Fund (“Equity Opportunities Fund”)
MassMutual Blue Chip Growth Fund (“Blue Chip Growth Fund”)
MassMutual Mid Cap Value Fund (“Mid Cap Value Fund”)
MassMutual Small Cap Value Equity Fund (“Small Cap Value Equity Fund”)
MassMutual Small Company Value Fund (“Small Company Value Fund”)
MassMutual Mid Cap Growth Fund (“Mid Cap Growth Fund”)
MassMutual Small Cap Growth Equity Fund (“Small Cap Growth Equity Fund”)
MassMutual Overseas Fund (“Overseas Fund”)
MassMutual Select T. Rowe Price International Equity Fund (“MM Select T. Rowe Price International Equity Fund”)
Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.
2.	Significant Accounting Policies
The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
Investment Valuation
The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes; instead, MML Investment Advisers, LLC (“MML Advisers”) will determine the fair value of a Fund’s securities in accordance with MML Advisers’ fair valuation policy and procedures. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund holds foreign securities that trade on days that foreign securities markets are open.
Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the

110

Notes to Financial Statements (Continued)
principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.
Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral.
The Board of Trustees (“Trustees”) have designated MML Advisers as the Funds’ “valuation designee,” responsible for determining the fair value, in good faith, of securities and other instruments held by the Funds for which market quotations are not readily available or for which such market quotations or values are considered by MML Advisers or a subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event). It is possible that a significant amount of a Fund’s assets will be subject to fair valuation in accordance with MML Advisers’ fair valuation policy and procedures. The fair value determined for an investment by MML Advisers may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.
The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.
Investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and any other investments fair valued using significant unobservable inputs may be fair valued using alternate valuation approaches including, but not limited to, the following:
Market approach: considers factors including the price of recent investments in the same or similar security or financial metrics of comparable securities.
Income approach: considers factors including expected future cash flows, security specific risks, and corresponding discount rates.
Cost approach: considers factors including the value of the security’s underlying assets and liabilities.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing the Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method (“CVM”), an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company’s capital structure assuming that the value of convertible preferred stock is represented by

111

Notes to Financial Statements (Continued)
the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date a Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date
Level 2 – other significant observable inputs (including fair value factors, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds’ own assumptions in determining the fair value of investments)
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Levels.
In certain cases, the inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest Level input that is significant to the overall fair value measurement.
The Diversified Value Fund and the Small Cap Value Equity Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of September 30, 2024. For each Fund noted in the preceding sentence, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

112

Notes to Financial Statements (Continued)
The following is the aggregate value by input level, as of September 30, 2024, for the remaining Funds’ investments:

	Level 1	Level 2	Level 3	Total
Total Return Bond Fund
Asset Investments
Bank Loans	$—	$ 9,652,940	$ —	$9,652,940
Corporate Debt	—	115,673,594	—	115,673,594
Municipal Obligations	—	4,196,956	—	4,196,956
Non-U.S. Government Agency Obligations	—	121,150,344	—	121,150,344
Sovereign Debt Obligations	—	3,906,809	—	3,906,809
U.S. Government Agency Obligations and Instrumentalities	—	271,803,006	—	271,803,006
U.S. Treasury Obligations	—	232,754,103	—	232,754,103
Common Stock	517,381	—	—	517,381
Short-Term Investments	3,182,115	11,958,932	—	15,141,047
Total Investments	$3,699,496	$771,096,684	$—	$774,796,180
Asset Derivatives
Forward Contracts	$—	$27,480	$—	$27,480
Futures Contracts	608,444	—	—	608,444
Total	$608,444	$27,480	$—	$635,924
Liability Derivatives
Forward Contracts	$—	$(310,432)	$—	$(310,432)
Futures Contracts	(67,132)	—	—	(67,132)
Swap Agreements	—	(179,394)	—	(179,394)
Total	$(67,132)	$(489,826)	$—	$(556,958)
S&P 500 Index Fund
Asset Investments
Common Stock	$2,369,245,644	$—	$—	$2,369,245,644
Short-Term Investments	—	12,632,701	—	12,632,701
Total Investments	$2,369,245,644	$12,632,701	$—	$2,381,878,345
Asset Derivatives
Futures Contracts	$155,794	$—	$—	$155,794
Equity Opportunities Fund
Asset Investments
Common Stock	$629,121,963	$ 9,381,473*	$—	$638,503,436
Preferred Stock	—	2,145,874*	—	2,145,874
Short-Term Investments	173	6,724,638	—	6,724,811
Total Investments	$629,122,136	$18,251,985	$—	$647,374,121
Blue Chip Growth Fund
Asset Investments
Common Stock	$2,698,047,652	$ 3,165,262	$ 1,995,432	$2,703,208,346
Preferred Stock	—	—	4,612,134	4,612,134
Corporate Debt	—	4,153,611	—	4,153,611
Exchange-Traded Funds	23,046,998	—	—	23,046,998
Short-Term Investments	14,470,145	10,470,351	—	24,940,496
Total Investments	$2,735,564,795	$17,789,224	$6,607,566	$2,759,961,585

113

Notes to Financial Statements (Continued)

	Level 1	Level 2	Level 3	Total
Mid Cap Value Fund
Asset Investments
Common Stock	$52,422,323	$ 1,498,378*	$—	$53,920,701
Preferred Stock	—	136,340*	—	136,340
Short-Term Investments	181,190	1,248,520	—	1,429,710
Total Investments	$52,603,513	$2,883,238	$—	$55,486,751
Asset Derivatives
Forward Contracts	$—	$234	$—	$234
Liability Derivatives
Forward Contracts	$—	$(1,467)	$—	$(1,467)
Small Company Value Fund
Asset Investments
Common Stock	$124,914,022	$ 253,978*	$—	$125,168,000
Short-Term Investments	523,158	557,943	—	1,081,101
Total Investments	$125,437,180	$811,921	$—	$126,249,101
Liability Derivatives
Forward Contracts	$—	$(1,299)	$—	$(1,299)
Mid Cap Growth Fund
Asset Investments
Common Stock	$4,920,833,684	$—	$—	$4,920,833,684
Preferred Stock	—	—	14,453,799	14,453,799
Short-Term Investments	7,294,675	180,519,663	—	187,814,338
Total Investments	$4,928,128,359	$180,519,663	$14,453,799	$5,123,101,821
Small Cap Growth Equity Fund
Asset Investments
Common Stock	$755,758,113	$—	$—	$755,758,113
Exchange-Traded Funds	4,886,462	—	—	4,886,462
Short-Term Investments	2,345,641	14,672,292	—	17,017,933
Total Investments	$762,990,216	$14,672,292	$—	$777,662,508
Overseas Fund
Asset Investments
Common Stock*
Australia	$ —	$ 6,885,067	$ —	$ 6,885,067
Belgium	1,290,855	3,971,647	—	5,262,502
Canada	15,718,278	—	—	15,718,278
China	—	14,132,297	—	14,132,297
Denmark	—	14,665,536	—	14,665,536
France	—	80,678,272	—	80,678,272
Germany	—	71,698,561	—	71,698,561
Hong Kong	—	11,293,490	—	11,293,490
India	—	7,176,344	—	7,176,344
Indonesia	—	873,455	—	873,455
Ireland	—	3,073,973	—	3,073,973
Israel	3,535,557	—	—	3,535,557
Italy	7,220,780	12,249,255	—	19,470,035
Japan	—	59,057,088	—	59,057,088
Luxembourg	—	2,522,517	—	2,522,517

114

Notes to Financial Statements (Continued)

	Level 1	Level 2	Level 3	Total
Overseas Fund (Continued)
Asset Investments (Continued)
Common Stock* (Continued)
Netherlands	$—	$12,604,100	$—	$12,604,100
Portugal	—	2,485,763	—	2,485,763
Republic of Korea	—	5,166,122	—	5,166,122
Singapore	—	4,631,644	—	4,631,644
Spain	—	5,799,075	—	5,799,075
Sweden	—	5,211,435	—	5,211,435
Switzerland	—	39,711,968	—	39,711,968
Taiwan	5,809,435	—	—	5,809,435
United Kingdom	—	51,746,571	—	51,746,571
United States	10,702,863	39,371,390	—	50,074,253
Preferred Stock*
Republic of Korea	—	2,538,352	—	2,538,352
Short-Term Investments	228,697	5,095,768	—	5,324,465
Total Investments	$ 44,506,465	$ 462,639,690	$ —	$ 507,146,155
MM Select T. Rowe Price International Equity Fund
Asset Investments
Common Stock*
Argentina	$580,884	$—	$—	$580,884
Australia	—	23,565,158	—	23,565,158
Austria	—	9,005,707	—	9,005,707
Belgium	—	2,378,611	—	2,378,611
Brazil	29,089,282	—	—	29,089,282
Canada	55,571,365	—	—	55,571,365
Chile	2,486,319	2,626,087	—	5,112,406
China	39,836,790	76,573,330	—	116,410,120
Denmark	7,189,804	8,495,662	—	15,685,466
Finland	—	7,387,152	—	7,387,152
France	—	91,723,475	—	91,723,475
Germany	—	86,828,633	—	86,828,633
Guatemala	—	1,740,775	—	1,740,775
Hong Kong	1,832,654	17,168,553	—	19,001,207
Hungary	—	5,358,784	—	5,358,784
India	1,579,811	62,980,159	—	64,559,970
Indonesia	—	13,892,328	—	13,892,328
Ireland	1,927,552	—	—	1,927,552
Italy	759,727	27,423,081	—	28,182,808
Japan	—	182,873,846	—	182,873,846
Luxembourg	—	5,116,735	—	5,116,735
Macau	—	1,675,909	—	1,675,909
Malaysia	—	4,056,267	—	4,056,267
Mexico	9,327,231	—	—	9,327,231
Netherlands	3,888,882	57,440,049	—	61,328,931
Norway	—	10,347,703	—	10,347,703
Peru	588,153	—	—	588,153
Philippines	—	5,268,294	—	5,268,294
Poland	—	1,218,722	—	1,218,722
Portugal	—	12,690,626	—	12,690,626
Republic of Korea	2,911,810	39,717,250	—	42,629,060

115

Notes to Financial Statements (Continued)

	Level 1	Level 2	Level 3	Total
MM Select T. Rowe Price International Equity Fund (Continued)
Asset Investments (Continued)
Common Stock* (Continued)
Russia	$ —	$ —	$ —+	$ —
Saudi Arabia	—	13,335,531	—	13,335,531
Singapore	2,033,525	8,233,428	—	10,266,953
South Africa	—	4,859,503	—	4,859,503
Spain	—	6,398,105	—	6,398,105
Sweden	—	24,574,219	—	24,574,219
Switzerland	—	36,420,392	—	36,420,392
Taiwan	—	62,681,698	—	62,681,698
Thailand	3,264,284	5,813,310	—	9,077,594
United Arab Emirates	—	1,446,568	—	1,446,568
United Kingdom	19,949,868	106,412,278	—	126,362,146
United States	24,342,866	58,486,377	425,475	83,254,718
Preferred Stock*
Brazil	2,274,470	—	—	2,274,470
Germany	—	4,838,802	—	4,838,802
United States	—	—	25,551	25,551
Warrants	—	—	—+	—
Short-Term Investments	31,715,272	—	—	31,715,272
Total Investments	$241,150,549	$1,091,053,107	$451,026	$1,332,654,682
Asset Derivatives
Forward Contracts	$—	$754,954	$—	$754,954

*
Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their respective foreign markets, as applicable.

+	Represents a security at $0 value as of September 30, 2024.
For certain Funds the Statement of Assets and Liabilities shows receivables from investments sold on a delayed delivery basis, as well as any applicable liabilities for investments purchased on a delayed delivery basis and amounts due to custodian. These amounts approximate fair value and would be categorized at Level 2 for each applicable Fund as of September 30, 2024.
The Funds had no Level 3 transfers during the year ended September 30, 2024.
Derivative Instruments
Derivatives are financial instruments whose values are based on the values of one or more underlying indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price.

116

Notes to Financial Statements (Continued)
At September 30, 2024, and during the year then ended, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Equity Risk	Foreign Exchange Risk	Interest/ Inflation Rate Risk	Total
Total Return Bond Fund
Asset Derivatives
Forward Contracts*	$—	$27,480	$—	$27,480
Futures Contracts^^	—	—	608,444	608,444
Total Value	$—	$27,480	$608,444	$635,924
Liability Derivatives
Forward Contracts^	$—	$(310,432)	$—	$(310,432)
Futures Contracts^^	—	—	(67,132)	(67,132)
Swap Agreements^^,^^^	—	—	(179,394)	(179,394)
Total Value	$—	$(310,432)	$(246,526)	$(556,958)
Realized Gain (Loss)#
Forward Contracts	$—	$184,356	$—	$184,356
Futures Contracts	—	—	2,033,755	2,033,755
Swap Agreements	—	—	84,685	84,685
Total Realized Gain (Loss)	$—	$184,356	$2,118,440	$2,302,796
Change in Appreciation (Depreciation)##
Forward Contracts	$—	$(529,856)	$—	$(529,856)
Futures Contracts	—	—	1,540,856	1,540,856
Swap Agreements	—	—	(566,645)	(566,645)
Total Change in Appreciation (Depreciation)	$—	$(529,856)	$974,211	$444,355
S&P 500 Index Fund
Asset Derivatives
Futures Contracts^^	$155,794	$—	$—	$155,794
Realized Gain (Loss)#
Futures Contracts	$4,814,279	$—	$—	$4,814,279
Change in Appreciation (Depreciation)##
Futures Contracts	$778,702	$—	$—	$778,702
Mid Cap Value Fund
Asset Derivatives
Forward Contracts*,^^^	$—	$234	$—	$234
Liability Derivatives
Forward Contracts^,^^^	$—	$(1,467)	$—	$(1,467)
Realized Gain (Loss)#
Forward Contracts	$—	$(69,615)	$—	$(69,615)
Change in Appreciation (Depreciation)##
Forward Contracts	$—	$(6,821)	$ —	$(6,821)
Small Company Value Fund
Liability Derivatives
Forward Contracts^,^^^	$—	$(1,299)	$—	$(1,299)
Realized Gain (Loss)#
Forward Contracts	$—	$(19,249)	$—	$(19,249)

117

Notes to Financial Statements (Continued)

	Equity Risk	Foreign Exchange Risk	Interest/ Inflation Rate Risk	Total
Small Company Value Fund (Continued)
Change in Appreciation (Depreciation)##
Forward Contracts	$ —	$2,100	$ —	$2,100
MM Select T. Rowe Price International Equity Fund
Asset Derivatives
Forward Contracts*	$—	$ 754,954	$—	$ 754,954
Realized Gain (Loss)#
Forward Contracts	$—	$187	$—	$187
Written Options	65,291	—	—	65,291
Total Realized Gain (Loss)	$65,291	$187	$—	$65,478
Change in Appreciation (Depreciation)##
Forward Contracts	$—	$754,883	$—	$754,883
Written Options	(6,143)	—	—	(6,143)
Total Change in Appreciation (Depreciation)	$(6,143)	$754,883	$—	$748,740

*	Statements of Assets and Liabilities location: Receivables from: open forward contracts, as applicable.
^	Statements of Assets and Liabilities location: Payables for: open forward contracts, as applicable.
^^
Cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps is reported in “Futures Contracts” and “Swap Agreements” in each applicable Fund’s Portfolio of Investments. Only current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.

^^^	Represents centrally cleared swap agreements or forward contracts, which are not subject to a master netting agreement or similar agreement.
#	Statements of Operations location: Amounts are included in net realized gain (loss) on forward contracts, futures contracts, swap agreements, or written options, as applicable.
##
Statements of Operations location: Amounts are included in net change in unrealized appreciation (depreciation) on forward contracts, futures contracts, swap agreements, or written options, as applicable.

For the year ended September 30, 2024, the average balances for each derivative type were as follows:

	Average Balances of Outstanding Derivative Financial Instruments
	Total Return Bond Fund	S&P 500 Index Fund	Mid Cap Value Fund	Small Company Value Fund	MM Select T. Rowe Price International Equity Fund
Futures Contracts:
Average number of contracts - long	1,366	83	—	—	—
Average number of contracts - short	108	—	—	—	—
Forward Contracts:
Average notional amounts purchased - in USD	$997,557	$—	$284,498	$45,503	$6,829,499
Average notional amounts sold - in USD	$11,363,859	$—	$2,255,157	$255,809	$—
Swap Agreements:
Interest Rate Swaps:
Average notional amounts	$4,836,000	$—	$—	$—	$—
Options:
Average shares/units outstanding of Written Options	—	—	—	—	92

118

Notes to Financial Statements (Continued)
The Portfolio of Investments included in a Fund’s financial statements shows the assets or liabilities of the Fund associated with individual derivatives transactions. The terms of many of those transactions contemplate that derivatives receivables and payables between the same two parties may be netted and that the parties will collateralize certain obligations. The following tables provide an illustration of the possible effect of netting provisions and of collateral (delivered or received) on a Fund’s derivatives exposure as of September 30, 2024. Netting arrangements vary among different counterparties, and the actual disposition of derivatives receivables and payables, and of collateral, in a bankruptcy or insolvency can be complicated and difficult to predict.
The following table presents derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) or similar agreement and net of the related collateral received by the Fund(s) as of September 30, 2024.

Counterparty	Derivative Assets Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Received***	Net Amount*
Total Return Bond Fund
Bank of America N.A.	$2,335	$(2,335)	$ —	$ —
Bank of New York	77	—	—	77
Citibank N.A.	20,421	(20,421)	—	—
Goldman Sachs International	4,647	(4,647)	—	—
	$27,480	$(27,403)	$—	$77
MM Select T. Rowe Price International Equity Fund
Bank of America N.A.	$754,954	$—	$ —	$754,954

The following table presents derivative liabilities by counterparty net of amounts available for offset under an MNA or similar agreement and net of the related collateral pledged by the Fund(s) as of September 30, 2024.

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Pledged***	Net Amount**
Total Return Bond Fund
Bank of America N.A.	$(6,826)	$2,335	$ —	$(4,491)
Citibank N.A.	(294,555)	20,421	—	(274,134)
Goldman Sachs International	(9,051)	4,647	—	(4,404)
	$(310,432)	$27,403	$—	$(283,029)

*	Represents the net amount receivable from the counterparty in the event of default.
**	Represents the net amount payable to the counterparty in the event of default.
***	The amount presented here may be less than the total amount of collateral received/pledged as the net amount of derivative assets and liabilities for a counterparty cannot be less than $0.
†
The amount presented here may be less than the total amount shown in the Statements of Assets and Liabilities as some derivatives held by the counterparty are not covered within an MNA or similar agreement.

Such agreements typically permit a single net payment in the event of default, including the bankruptcy or insolvency of the counterparty. The Fund(s) and counterparties may not be permitted to sell, re-pledge, or use the collateral they receive. In the event that cash collateral is restricted for use, the balance will be reflected as restricted cash within the Statement of Assets and Liabilities.
Further details regarding the derivatives and other investments held by the Fund(s) during the year ended September 30, 2024, are discussed below.

119

Notes to Financial Statements (Continued)
Foreign Currency Exchange Transactions
A Fund may enter into foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.
A Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. A Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce a Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.
Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.
Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered.
A Fund’s current exposure to a counterparty is the unrealized appreciation (depreciation) on the contract.
Futures Contracts
A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed income security, during a specified future period at a specified price. A Fund may use index futures contracts to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets, including commodities and precious metals. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.
Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

120

Notes to Financial Statements (Continued)
When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
Swap Agreements
Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments or rates, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).
Interest Rate Swaps. When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include, among others, interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.
Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.
Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally certain interest rate swaps, certain index swaps, and credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund will be required to post amounts (“initial margin”) with the clearinghouse or at the instruction of the clearinghouse. The initial margin required by a clearinghouse may be greater than the initial margin the Fund would be required to post in an uncleared transaction. If cash is deposited as the initial margin, it is shown as collateral on a Fund’s Statement of Assets and Liabilities. Swap agreements are marked to market daily and subsequent payments (“variation margin”) are made or received by a Fund depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on a Fund’s Statement of Assets and Liabilities (“Variation margin on open derivative instruments”) and as a component of net change in unrealized appreciation (depreciation) on a Fund’s Statement of Operations. Only a limited number of transaction types are currently eligible for clearing.
During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.
During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded in the accompanying Statements of Operations as realized gains and losses, respectively.
A Fund’s current exposure to a counterparty is the fair value of the transaction.

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Options, Rights, and Warrants
A Fund may purchase and sell put and call options on portfolio securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.
Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date in the case of an American-style option or only on the expiration date in the case of a European-style option.
Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price.
Writing put and call options. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.
When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.
Purchasing put and call options. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.
When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realize losses.
OTC Options. OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary

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market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. OTC options are valued using prices supplied by a primary pricing source, selected pursuant to procedures approved by the Trustees.
Rights and Warrants. A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.
When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.
Hybrid Instruments
A hybrid instrument may be a debt security, preferred stock, warrant, convertible security, certificate of deposit, or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption, or retirement, is determined by reference to one or more underlying assets, indexes, economic factors, or other benchmarks. Because hybrid instruments may be designed to provide indirect exposures to virtually any type of derivative instrument, a Fund may invest in a hybrid instrument for any purpose it might engage in derivatives transactions. Hybrid instruments may take a number of forms, including, for example, debt instruments with interest or principal payments or redemption terms determined by reference to the value of an index, security, or other measure at a future time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities where the conversion terms relate to a particular commodity. The risks of investing in a hybrid instrument may, depending on the nature of the instrument, reflect a combination of the risks of investing in securities, options, futures, currencies or other types of investments, and will depend upon the terms of the instrument. Such risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid instrument, and may not be foreseen by the purchaser, such as financial or market developments, economic and political events, the supply and demand of the underlying assets, and interest rate movements. Hybrid instruments may be highly volatile and their use by a Fund may not be successful. The terms of a hybrid instrument may create investment leverage. Hybrid instruments are typically privately issued, presenting credit risk of the issuer, and may be highly illiquid and difficult to value.
Inflation-Linked Securities
Inflation-linked securities are typically fixed income securities whose principal values are periodically adjusted according to a measure of inflation. If the index measuring inflation falls, the principal value of an inflation-linked security will be adjusted downward, and consequently the interest payable on the security (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original principal of the security upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-linked securities. For securities that do not provide a similar guarantee, the adjusted principal value of the security repaid at maturity may be less than the original principal.
Alternatively, the interest rates payable on certain inflation-linked securities may be adjusted according to a measure of inflation. As a result, the principal values of such securities do not adjust according to the rate of inflation, although the interest payable on such securities may decline during times of falling inflation.
The values of inflation-linked securities are expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-linked securities. Inflation-linked securities may cause a potential cash flow mismatch to investors, because an increase in the principal amount of an inflation-linked security will be treated as interest

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income currently subject to tax at ordinary income rates even though investors will not receive repayment of principal until maturity. If a Fund invests in such securities, it will be required to distribute such interest income in order to qualify for treatment as a regulated investment company and eliminate the Fund-level tax, without a corresponding receipt of cash, and therefore may be required to dispose of portfolio securities at a time when it may not be advantageous to do so in order to make such distributions.
Bank Loans
A Fund may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third-party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.
Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.
Certain Funds may receive or pay fees associated with investments in bank loans. These fees are included as interest income on a Fund’s Statement of Operations. These fees include all income and expenses associated with the processing and maintenance of these types of loans, including but not limited to consent fee income, amendment fees, and closing fees.
At September 30, 2024, the Funds had no unfunded bank loan commitments.
Repurchase Agreements
Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral.
When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions
A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. As a result, each of these types of transactions may create investment leverage in a Fund’s portfolio and increase the volatility of the Fund. If a Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

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These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value by MML Advisers. A Fund records on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, a Fund records a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.
Dollar Roll Transactions
A Fund may enter into dollar roll transactions, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date from the same party. A Fund may invest in dollar rolls in order to benefit from anticipated changes in pricing for the mortgage-backed securities during the term of the transaction, or for the purpose of creating investment leverage. In a dollar roll, the securities that are to be purchased will be of the same type as the securities sold, but will be supported by different pools of mortgages.
Dollar rolls involve the risk that the Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the counterparty files for bankruptcy or becomes insolvent, a Fund’s use of the transaction proceeds may be restricted pending a determination by the counterparty or its representative, whether to enforce the Fund’s obligation to repurchase the securities. A Fund can incur a loss on a dollar roll transaction (either because its counterparty fails to perform or because the value of the mortgages subject to the transaction declines) and on the investments made by the Fund with the proceeds of the dollar roll transaction.
A Fund accounts for a dollar roll transaction as a purchase and sale whereby the difference in the sales price and purchase price of the security sold is recorded as a realized gain (loss). If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income. Dollar roll transactions generally have the effect of creating leverage in a Fund’s portfolio.
Mortgage- and Asset-Backed Securities
A Fund may invest in mortgage- and asset-backed securities. Mortgage-backed securities, including collateralized mortgage obligations and certain stripped mortgage- backed securities, represent a participation in, or are secured by, mortgage loans. Mortgage-backed securities may include securities that are issued or guaranteed by U.S. Government agencies or instrumentalities or other issuers, including private companies. Asset-backed securities are generally structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as consumer loans or receivables and they may be backed by collateralized debt obligations (“CDOs”), including collateralized bond obligations and collateralized loan obligations (“CLOs”).
Investments in mortgage- and asset-backed securities subject a Fund to credit risk, interest rate risk, extension risk, and prepayment risk, among other risks. Certain of these risks may be higher for investments in mortgage-backed securities composed of subprime mortgages and investments in CDOs and CLOs backed by pools of high-risk, below investment grade debt securities. Mortgage-backed and asset-backed securities not issued by a government agency generally involve greater credit risk than securities issued by government agencies. Payment of principal and interest generally depends on the cash flows generated by the underlying assets and the terms of the security. A Fund’s investments in mortgage-backed securities may make a Fund’s net asset value more susceptible to economic, market, political, and other developments affecting the residential and commercial real estate markets and the servicing of mortgage loans secured by real estate properties. Payments on mortgage-backed and many asset-backed investments typically include both interest and partial payment of principal. Principal may also be prepaid voluntarily, or as a result of refinancing or foreclosure. A Fund may have to invest the proceeds from prepaid investments in other investments with less attractive terms and yields. Investments that receive only the interest portion or the principal portion of payments on the underlying assets may be highly volatile. See a Fund's Portfolio of Investments, if applicable, for mortgage-related and other asset-backed securities as of September 30, 2024.

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Securities Lending
Each Fund may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“Agent”). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a “Borrower”).
Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) and/or securities (U.S. Treasury and Agency obligations) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At September 30, 2024, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan and all of the Funds’ cash collateral was invested in the State Street Navigator Securities Lending Government Money Market Portfolio.
Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower (“Borrowing Agreement”), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement.
The Funds employ the Agent to implement their securities lending program and the Agent receives a fee from the Funds for its services. In addition, the Funds may be required to pay a rebate to the Borrower. Accordingly, a Fund’s compensation for lending its securities is reduced by any such fees or rebate paid to the Agent or Borrower, respectively. Income received by the Funds in securities lending transactions during the year ended September 30, 2024, is reflected as securities lending income on the Statement of Operations.
Accounting for Investment Transactions
Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income and realized capital gain distributions are recorded on the ex-dividend date. Non-cash dividends received in the form of stock are recorded as dividend income at market value. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.
Foreign Currency Translation
The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

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Allocation of Operating Activity
In maintaining the records for the Funds, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of a Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among the classes to which the expense relates based on relative net assets.
Foreign Securities
Each of the Overseas Fund and MM Select T. Rowe Price International Equity Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, public health, and diplomatic risks. In addition, fluctuations in currency exchange rates may favorably or unfavorably affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, less stringent investor protection and disclosure standards, less reliable settlement practices, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater volatility in currency exchange rates, and are more susceptible to environmental problems.
Market Risk
The value of a Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock and bond markets can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, public health, and other conditions, as well as investor perceptions of these conditions. A Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.
Federal Income Tax
It is each Fund’s intent to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to U.S. federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for U.S. federal income tax.
Dividends and Distributions to Shareholders
Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.
3. Investment Advisory Fees and Other Transactions
Investment Advisory Fees and Investment Subadvisers
MML Advisers, a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”), serves as investment adviser to each Fund. Under the investment advisory agreements between MML Advisers and the Trust on behalf of each Fund, MML Advisers is responsible for providing investment management services for each Fund. In return for these services, MML Advisers receives investment advisory fees, based upon each Fund’s average daily net assets, computed and accrued daily and payable monthly, at the annual rates shown in the following table.

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Notes to Financial Statements (Continued)
MML Advisers has also entered into investment subadvisory agreements for each Fund with the unaffiliated investment subadviser(s) shown in the following table. MML Advisers pays a subadvisory fee to each of these subadvisers based upon the aggregate net assets under management which include (1) the average daily net assets of the specified Fund which it manages, and, if applicable, (2) the average daily net assets of other Funds or accounts of MML Advisers or its affiliates for which the subadviser provides subadvisory services.
The Funds’ subadvisory fees, if applicable, are paid monthly by MML Advisers out of the investment advisory fees.

Fund	Investment Advisory Fee	Investment Subadviser(s)
Total Return Bond Fund	0.30% on the first $2 billion; and 0.27% on any excess over $2 billion	Metropolitan West Asset Management, LLC
Diversified Value Fund*	0.50% on the first $400 million; and 0.475% on any excess over $400 million	Brandywine Global Investment Management, LLC
S&P 500 Index Fund	0.10% on the first $2.5 billion; 0.08% on the next $2.5 billion; and 0.05% on any excess over $5 billion	Northern Trust Investments, Inc.
Equity Opportunities Fund	0.69% on the first $1 billion; and 0.64% on any excess over $1 billion	T. Rowe Price Associates, Inc.; and Wellington Management Company LLP
Blue Chip Growth Fund	0.65% on the first $750 million; and 0.60% on any excess over $750 million	Loomis, Sayles & Company, L.P.; and T. Rowe Price Associates, Inc.
Mid Cap Value Fund	0.70% on the first $300 million; and 0.65% on any excess over $300 million	American Century Investment Management, Inc.; PanAgora Asset Management, Inc.; and Thompson, Siegel & Walmsley LLC
Small Cap Value Equity Fund	0.75% on the first $300 million; and 0.70% on any excess over $300 million	Barrow, Hanley, Mewhinney & Strauss, LLC; and Wellington Management Company LLP
Small Company Value Fund	0.85% on the first $750 million; and 0.80% on any excess over $750 million	AllianceBernstein L.P.; and American Century Investment Management, Inc.
Mid Cap Growth Fund**	0.67% on the first $2 billion; and 0.62% on any excess over $2 billion	Frontier Capital Management Company, LLC; and T. Rowe Price Associates, Inc.
Small Cap Growth Equity Fund	0.80% on the first $1 billion; and 0.78% on any excess over $1 billion	Invesco Advisers, Inc.; and Wellington Management Company LLP
Overseas Fund	0.80% on the first $750 million; 0.775% on the next $500 million; and 0.75% on any excess over $1.25 billion	Harris Associates L.P.; and Massachusetts Financial Services Company
MM Select T. Rowe Price International Equity Fund***	0.00%	T. Rowe Price Associates, Inc.

*
Prior to March 26, 2024, T. Rowe Price Associates, Inc. served as a subadviser of the Fund.
**
T. Rowe Price Investment Management, Inc. serves as a sub-subadviser of the Fund.
***
T. Rowe Price International Ltd, T. Rowe Price Hong Kong Limited, and T. Rowe Price Singapore Private Ltd. each serves as a sub-subadviser of the Fund.

128

Notes to Financial Statements (Continued)
Administration Fees
Under an Administrative and Shareholder Services Agreement between the Trust and MML Advisers, on behalf of each Fund, MML Advisers is obligated to provide certain administrative and shareholder services. In return for these services, MML Advisers receives an administrative services fee, based upon the average daily net assets of the applicable class of shares of the Funds, at the following annual rates:

	Class I	Class R5	Service Class	Administrative Class	Class R4	Class A	Class R3	Class Y
Total Return Bond Fund*	None	0.10%	0.20%	0.30%	0.20%	0.25%**	0.20%	0.10%
Diversified Value Fund	None	0.10%	0.20%	0.30%	0.20%	0.25%**	0.20%	0.10%
S&P 500 Index Fund	None	0.10%	0.25%	0.35%	0.25%	0.35%	0.25%	N/A
Equity Opportunities Fund	None	0.10%	0.20%	0.30%	0.20%	0.25%**	0.20%	0.10%
Blue Chip Growth Fund	None	0.10%	0.20%	0.30%	0.20%	0.25%**	0.20%	0.10%
Mid Cap Value Fund	None	0.10%	0.20%	0.30%	0.20%	0.25%**	0.20%	0.10%
Small Cap Value Equity Fund	None	0.10%	0.20%	0.30%	0.20%	0.25%**	0.20%	0.10%
Small Company Value Fund	None	0.10%	0.20%	0.30%	0.20%	0.25%**	0.20%	0.10%
Mid Cap Growth Fund	None	0.10%	0.20%	0.30%	0.20%	0.25%**	0.20%	0.10%
Small Cap Growth Equity Fund	None	0.10%	0.20%	0.30%	0.20%	0.25%**	0.20%	0.10%
Overseas Fund	None	0.10%	0.20%	0.30%	0.20%	0.25%**	0.20%	0.10%
MM Select T. Rowe Price International Equity Fund	None	N/A	N/A	N/A	N/A	N/A	N/A	N/A

*
Class Y is not currently available for purchase.
**
Prior to February 1, 2024, the annual rate was 0.30%.
Distribution and Service Fees
MML Distributors, LLC (the “Distributor”) acts as distributor to each Fund. Pursuant to a 12b-1 Plan adopted by the Trust, Class R4 shares and Class A shares of each Fund pay an annual fee of 0.25% of the average daily net assets of the class; and Class R3 shares of each Fund pay an annual fee of 0.50% of the average daily net assets of the class, to the Distributor. Such payments compensate the Distributor for services provided and expenses incurred by it for purposes of promoting the sale of the relevant class of shares, reducing redemptions of shares, or maintaining or improving services provided to each Fund’s shareholders. The Distributor is a wholly-owned subsidiary of MassMutual.
Expense Caps and Waivers
MML Advisers has agreed to cap the fees and expenses of the Funds noted below (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses#, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, based upon the average daily net assets of the applicable class of shares of the Funds, as follows:

Class I
MM Select T. Rowe Price International Equity Fund	0.00%

#
Acquired Fund Fees and Expenses are borne indirectly by a Fund through investments in other pooled investment vehicles.

129

Notes to Financial Statements (Continued)
Effective July 1, 2024, MML Advisers has agreed to cap the fees and expenses of the Funds noted below (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses#, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, based upon the average daily net assets of the applicable class of shares of the Funds, as follows:

	Class I	Class R5	Service Class	Administrative Class	Class R4	Class A	Class R3	Class Y
Small Cap Value Equity Fund	1.10%	1.20%	1.30%	1.40%	1.55%	1.60%	1.80%	1.20%

#
Acquired Fund Fees and Expenses are borne indirectly by a Fund through investments in other pooled investment vehicles.
Effective February 1, 2024, MML Advisers had agreed to cap the fees and expenses of the Funds noted below (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses#, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through June 30, 2024, based upon the average daily net assets of the applicable class of shares of the Funds, as follows:

	Class I	Class R5	Service Class	Administrative Class	Class R4	Class A	Class R3	Class Y
Small Cap Value Equity Fund	1.16%	1.26%	1.36%	1.46%	1.61%	1.66%	1.86%	1.26%

#
Acquired Fund Fees and Expenses are borne indirectly by a Fund through investments in other pooled investment vehicles.
Effective February 1, 2024, MML Advisers has agreed to cap the fees and expenses of the Funds noted below (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses#, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, based upon the average daily net assets of the applicable class of shares of the Funds, as follows:

	Class I	Class R5	Service Class	Administrative Class	Class R4	Class A	Class R3	Class Y
Total Return Bond Fund*	0.33%	0.43%	0.53%	0.63%	0.78%	0.83%	1.03%	0.43%
Mid Cap Value Fund	0.69%	0.79%	0.89%	0.99%	1.14%	1.19%	1.39%	0.79%
Small Company Value Fund	0.86%	0.96%	1.06%	1.16%	1.31%	1.36%	1.56%	0.96%
Overseas Fund	0.79%	0.89%	0.99%	1.09%	1.24%	1.29%	1.49%	0.89%

#
Acquired Fund Fees and Expenses are borne indirectly by a Fund through investments in other pooled investment vehicles.
*	Class Y is currently not available for purchase.

130

Notes to Financial Statements (Continued)
Prior to February 1, 2024, MML Advisers had agreed to cap the fees and expenses of the Funds noted below (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses#, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable), based upon the average daily net assets of the applicable class of shares of the Funds, as follows:

	Class I	Class R5	Service Class	Administrative Class	Class R4	Class A	Class R3	Class Y
Total Return Bond Fund*	0.33%	0.43%	0.53%	0.63%	0.78%	0.88%	1.03%	0.43%
Mid Cap Value Fund	0.61%	0.71%	0.81%	0.91%	1.06%	1.16%	1.31%	0.71%
Small Company Value Fund	0.86%	0.96%	1.06%	1.16%	1.31%	1.41%	1.56%	0.96%
Overseas Fund	0.79%	0.89%	0.99%	1.09%	1.24%	1.34%	1.49%	0.89%

#	Acquired Fund Fees and Expenses are borne indirectly by a Fund through investments in other pooled investment vehicles.
*	Class Y is currently not available for purchase.
Effective February 28, 2024, MML Advisers has agreed to cap the fees and expenses of the Fund noted below (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses#, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, based upon the average daily net assets of the applicable class of shares of the Fund, as follows:

	Class I	Class R5	Service Class	Administrative Class	Class R4	Class A	Class R3	Class Y
Mid Cap Growth Fund	0.66%	0.76%	0.86%	0.96%	1.11%	1.16%	1.36%	0.76%

#	Acquired Fund Fees and Expenses are borne indirectly by the Fund through investments in other pooled investment vehicles.
Expense caps and waiver amounts are reflected as a reduction of expenses on the Statements of Operations.
Rebated Brokerage Commissions
The Funds listed below have entered into agreements with certain brokers whereby the brokers will rebate to the Funds, in cash, a portion of brokerage commissions. Rebated brokerage commissions are amounts earned by the Funds and are included with realized gain or loss on investment transactions presented in the Statements of Operations. For the year ended September 30, 2024, brokerage commissions rebated under these agreements were as follows:

Rebated Commissions
Diversified Value Fund	$ 4,388
Equity Opportunities Fund	280
Blue Chip Growth Fund	10,735
Mid Cap Value Fund	1,038
Small Cap Value Equity Fund	173
Small Company Value Fund	4,994
Mid Cap Growth Fund	69,675
Small Cap Growth Equity Fund	18,728

Deferred Compensation
Trustees of the Funds who are not officers or employees of MassMutual may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and shall be recorded on the Funds’ books as other liabilities. Deferred compensation is included within Payables for Trustees’ fees and expenses in the Statements of Assets and Liabilities.

131

Notes to Financial Statements (Continued)
Other
Certain officers and trustees of the Funds may also be employees of MassMutual. The compensation of a trustee who is not an employee of MassMutual is borne by the Funds.
The following table shows beneficial ownership of Funds’ shares by related parties at September 30, 2024:

Total % Ownership by Related Party
Total Return Bond Fund	86.7%
Diversified Value Fund	92.8%
S&P 500 Index Fund	91.5%
Equity Opportunities Fund	82.7%
Blue Chip Growth Fund	93.7%
Mid Cap Value Fund	92.7%
Small Cap Value Equity Fund	96.5%
Small Company Value Fund	95.9%
Mid Cap Growth Fund	81.2%
Small Cap Growth Equity Fund	74.7%
Overseas Fund	90.5%
MM Select T. Rowe Price International Equity Fund	100.0%

4. Purchases and Sales of Investments
Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the year ended September 30, 2024, were as follows:

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
Total Return Bond Fund	$ 4,379,557,947	$ 81,759,456	$ 4,465,892,089	$ 220,613,384
Diversified Value Fund	—	122,589,558	—	253,084,617
S&P 500 Index Fund	—	106,800,010	—	869,366,416
Equity Opportunities Fund	—	190,435,920	—	272,632,664
Blue Chip Growth Fund	—	272,107,837	—	650,132,408
Mid Cap Value Fund	—	56,915,148	—	119,149,457
Small Cap Value Equity Fund	—	16,008,408	—	31,326,949
Small Company Value Fund	—	85,511,224	—	180,814,524
Mid Cap Growth Fund	—	1,568,562,694	—	2,577,107,838
Small Cap Growth Equity Fund	—	420,421,734	—	615,244,309
Overseas Fund	—	97,710,567	—	113,677,275
MM Select T. Rowe Price International Equity Fund	—	459,650,904	—	853,186,226

The Funds may purchase from, or sell securities to, other affiliated Funds under procedures adopted by the Trustees. These procedures have been designed to ensure that cross trades conducted by the Funds comply with Rule 17a-7 under the 1940 Act. The cross trades disclosed in the table below are included within the respective purchases and sales amounts shown in the table above, as applicable.

	Purchases	Sales	Realized Gains/(Losses)
Equity Opportunities Fund	$1,306,886	$—	$—
Mid Cap Value Fund	758	3,216	10
Small Cap Growth Equity Fund	—	526,552	84,641
Overseas Fund	42,548	—	—

132

Notes to Financial Statements (Continued)
5. Capital Share Transactions
Changes in shares outstanding for each Fund were as follows:

	Year Ended September 30, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Total Return Bond Fund Class I
Sold	22,441,643	$ 187,228,333	31,396,943	$ 268,030,245
Issued as reinvestment of dividends	5,390,639	45,090,841	1,804,645	15,429,719
Redeemed	(40,424,597)	(336,587,085)	(20,831,896)	(177,438,665)
Net increase (decrease)	(12,592,315)	$(104,267,911)	12,369,692	$106,021,299
Total Return Bond Fund Class R5
Sold	377,149	$3,111,208	445,758	$3,790,810
Issued as reinvestment of dividends	204,752	1,711,781	78,969	675,186
Redeemed	(1,116,848)	(9,350,102)	(393,430)	(3,348,892)
Net increase (decrease)	(534,947)	$(4,527,113)	131,297	$1,117,104
Total Return Bond Fund Service Class
Sold	1,148,962	$9,642,593	1,206,446	$10,302,317
Issued as reinvestment of dividends	341,613	2,872,017	143,881	1,235,936
Redeemed	(2,956,119)	(24,899,278)	(1,356,880)	(11,626,713)
Net increase (decrease)	(1,465,544)	$(12,384,668)	(6,553)	$(88,460)
Total Return Bond Fund Administrative Class
Sold	566,744	$4,729,409	479,558	$4,074,592
Issued as reinvestment of dividends	91,770	767,547	26,233	224,296
Redeemed	(634,773)	(5,289,520)	(235,514)	(1,996,851)
Net increase (decrease)	23,741	$207,436	270,277	$2,302,037
Total Return Bond Fund Class R4
Sold	1,086,569	$9,155,689	950,388	$8,158,675
Issued as reinvestment of dividends	365,989	3,088,763	133,293	1,150,319
Redeemed	(1,688,377)	(14,251,287)	(1,409,319)	(12,115,512)
Net increase (decrease)	(235,819)	$(2,006,835)	(325,638)	$(2,806,518)
Total Return Bond Fund Class A
Sold	223,309	$1,845,911	280,862	$2,374,288
Issued as reinvestment of dividends	67,816	563,876	29,164	248,471
Redeemed	(1,253,482)	(10,398,575)	(367,955)	(3,113,990)
Net increase (decrease)	(962,357)	$(7,988,788)	(57,929)	$(491,231)
Total Return Bond Fund Class R3
Sold	383,396	$3,213,233	300,264	$2,544,867
Issued as reinvestment of dividends	87,814	735,708	33,530	287,015
Redeemed	(632,353)	(5,294,770)	(752,978)	(6,358,875)
Net increase (decrease)	(161,143)	$(1,345,829)	(419,184)	$(3,526,993)
Diversified Value Fund Class I
Sold	1,379,312	$ 15,898,298	2,142,450	$ 24,173,352
Issued - merger	28,843,318	299,105,049	—	—
Issued as reinvestment of dividends	2,858,889	30,192,742	2,025,385	22,785,580
Redeemed	(11,048,940)	(131,356,683)	(3,928,114)	(44,645,917)
Net increase (decrease)	22,032,579	$213,839,406	239,721	$2,313,015

133

Notes to Financial Statements (Continued)

	Year Ended September 30, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Diversified Value Fund Class R5
Sold	226,426	$ 2,696,164	324,071	$ 3,681,454
Issued - merger	4,371,126	45,547,135	—	—
Issued as reinvestment of dividends	1,107,450	11,632,806	544,841	6,151,253
Redeemed	(1,539,188)	(18,142,030)	(1,120,433)	(12,821,697)
Net increase (decrease)	4,165,814	$41,734,075	(251,521)	$(2,988,990)
Diversified Value Fund Service Class
Sold	145,297	$1,667,995	148,947	$1,675,747
Issued - merger	2,915,026	30,374,561	—	—
Issued as reinvestment of dividends	346,119	3,628,326	121,859	1,377,003
Redeemed	(197,575)	(2,344,701)	(343,098)	(4,097,377)
Net increase (decrease)	3,208,867	$33,326,181	(72,292)	$(1,044,627)
Diversified Value Fund Administrative Class
Sold	245,315	$2,992,424	274,824	$3,133,208
Issued - merger	1,718,910	18,151,693	—	—
Issued as reinvestment of dividends	553,817	5,871,193	183,940	2,100,599
Redeemed	(251,558)	(3,081,404)	(390,476)	(4,496,634)
Net increase (decrease)	2,266,484	$23,933,906	68,288	$737,173
Diversified Value Fund Class R4
Sold	73,234	$ 859,659	106,318	$1,172,261
Issued - merger	386,549	3,904,151	—	—
Issued as reinvestment of dividends	269,050	2,738,796	107,049	1,182,896
Redeemed	(245,888)	(3,018,829)	(157,901)	(1,744,018)
Net increase (decrease)	482,945	$4,483,777	55,466	$611,139
Diversified Value Fund Class A
Sold	216,742	$2,648,448	268,938	$3,061,368
Issued - merger	2,305,876	23,981,098	—	—
Issued as reinvestment of dividends	639,483	6,687,395	248,386	2,804,278
Redeemed	(559,566)	(6,555,824)	(506,396)	(5,634,757)
Net increase (decrease)	2,602,535	$26,761,117	10,928	$230,889
Diversified Value Fund Class R3
Sold	67,306	$830,276	29,702	$331,377
Issued - merger	139,481	1,436,650	—	—
Issued as reinvestment of dividends	31,139	320,627	16,484	184,452
Redeemed	(37,082)	(430,017)	(112,951)	(1,236,992)
Net increase (decrease)	200,844	$2,157,536	(66,765)	$(721,163)
Diversified Value Fund Class Y(a)
Sold	—	$—	8,576	$100,000
Issued - merger	9,333	97,246	—	—
Issued as reinvestment of dividends	—	—	—	—
Redeemed	—	—	—	—
Net increase (decrease)	9,333	$97,246	8,576	$100,000

134

Notes to Financial Statements (Continued)

	Year Ended September 30, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
S&P 500 Index Fund Class I
Sold	17,881,796	$ 283,203,856	12,478,154	$185,475,355
Issued as reinvestment of dividends	5,044,740	75,923,338	17,302,648	233,931,800
Redeemed	(54,954,470)	(910,235,396)	(19,200,021)	(290,857,812)
Net increase (decrease)	(32,027,934)	$(551,108,202)	10,580,781	$128,549,343
S&P 500 Index Fund Class R5
Sold	4,011,720	$66,394,274	3,136,156	$46,470,780
Issued as reinvestment of dividends	1,560,034	23,681,312	5,906,516	80,505,814
Redeemed	(6,166,700)	(100,292,328)	(6,129,735)	(89,404,314)
Net increase (decrease)	(594,946)	$(10,216,742)	2,912,937	$37,572,280
S&P 500 Index Fund Service Class
Sold	3,587,299	$60,401,878	2,278,889	$33,854,544
Issued as reinvestment of dividends	1,215,358	18,546,365	4,650,671	63,714,193
Redeemed	(5,237,405)	(87,896,956)	(4,405,527)	(65,424,785)
Net increase (decrease)	(434,748)	$(8,948,713)	2,524,033	$32,143,952
S&P 500 Index Fund Administrative Class
Sold	3,247,800	$52,005,941	2,462,458	$35,068,729
Issued as reinvestment of dividends	1,067,046	15,664,233	4,310,089	56,936,277
Redeemed	(4,838,903)	(77,565,236)	(5,124,441)	(72,266,997)
Net increase (decrease)	(524,057)	$(9,895,062)	1,648,106	$19,738,009
S&P 500 Index Fund Class R4
Sold	4,440,701	$68,560,137	3,949,870	$55,158,376
Issued as reinvestment of dividends	1,851,384	26,456,272	6,972,126	89,870,702
Redeemed	(10,403,529)	(163,653,862)	(6,865,399)	(95,821,814)
Net increase (decrease)	(4,111,444)	$(68,637,453)	4,056,597	$49,207,264
S&P 500 Index Fund Class A
Sold	535,359	$8,326,840	399,021	$5,703,395
Issued as reinvestment of dividends	80,988	1,142,745	381,675	4,858,726
Redeemed	(255,847)	(3,982,902)	(919,185)	(13,152,090)
Net increase (decrease)	360,500	$5,486,683	(138,489)	$(2,589,969)
S&P 500 Index Fund Class R3
Sold	6,957,541	$101,770,611	4,810,060	$63,359,662
Issued as reinvestment of dividends	1,381,249	18,550,171	4,863,693	59,191,148
Redeemed	(7,047,528)	(103,516,240)	(5,762,326)	(76,391,352)
Net increase (decrease)	1,291,262	$16,804,542	3,911,427	$46,159,458
Equity Opportunities Fund Class I
Sold	2,005,774	$35,552,892	4,917,765	$83,149,741
Issued as reinvestment of dividends	1,162,534	19,844,455	3,564,137	58,808,263
Redeemed	(5,057,774)	(90,568,923)	(4,169,365)	(69,970,770)
Net increase (decrease)	(1,889,466)	$(35,171,576)	4,312,537	$71,987,234
Equity Opportunities Fund Class R5
Sold	223,928	$ 3,994,931	512,298	$ 8,599,665
Issued as reinvestment of dividends	170,120	2,927,769	811,851	13,501,084
Redeemed	(1,650,846)	(30,016,504)	(2,472,057)	(42,157,020)
Net increase (decrease)	(1,256,798)	$(23,093,804)	(1,147,908)	$(20,056,271)

135

Notes to Financial Statements (Continued)

	Year Ended September 30, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Equity Opportunities Fund Service Class
Sold	135,130	$ 2,325,536	206,165	$ 3,343,744
Issued as reinvestment of dividends	90,012	1,495,996	354,231	5,696,040
Redeemed	(300,135)	(5,196,204)	(666,344)	(10,740,986)
Net increase (decrease)	(74,993)	$(1,374,672)	(105,948)	$(1,701,202)
Equity Opportunities Fund Administrative Class
Sold	224,823	$3,766,467	188,589	$3,015,968
Issued as reinvestment of dividends	99,760	1,617,102	360,762	5,667,568
Redeemed	(547,063)	(9,213,136)	(439,657)	(7,006,686)
Net increase (decrease)	(222,480)	$(3,829,567)	109,694	$1,676,850
Equity Opportunities Fund Class R4
Sold	50,804	$771,214	227,456	$3,253,871
Issued as reinvestment of dividends	33,538	482,616	82,893	1,162,989
Redeemed	(130,008)	(1,965,958)	(84,779)	(1,210,344)
Net increase (decrease)	(45,666)	$(712,128)	225,570	$3,206,516
Equity Opportunities Fund Class A
Sold	137,955	$2,121,459	221,326	$3,222,452
Issued as reinvestment of dividends	115,800	1,721,945	453,903	6,567,973
Redeemed	(538,195)	(8,208,130)	(711,550)	(10,520,632)
Net increase (decrease)	(284,440)	$(4,364,726)	(36,321)	$(730,207)
Equity Opportunities Fund Class R3
Sold	63,474	$841,727	302,951	$3,859,769
Issued as reinvestment of dividends	28,230	360,496	71,445	895,204
Redeemed	(149,743)	(1,962,028)	(161,311)	(2,063,646)
Net increase (decrease)	(58,039)	$(759,805)	213,085	$2,691,327
Equity Opportunities Fund Class Y(a)
Sold	—	$—	5,963	$100,000
Issued as reinvestment of dividends	—	—	—	—
Redeemed	—	—	—	—
Net increase (decrease)	—	$—	5,963	$100,000
Blue Chip Growth Fund Class I
Sold	14,506,581	$ 322,293,260	12,335,869	$ 246,892,566
Issued - merger	1,912,245	42,145,849	—	—
Issued as reinvestment of dividends	23,747,709	482,233,203	14,464,485	249,657,008
Redeemed	(23,806,459)	(530,769,394)	(53,228,387)	(1,055,851,421)
Net increase (decrease)	16,360,076	$315,902,918	(26,428,033)	$(559,301,847)
Blue Chip Growth Fund Class R5
Sold	2,384,807	$52,685,981	2,087,437	$41,282,871
Issued - merger	688,894	15,059,203	—	—
Issued as reinvestment of dividends	4,396,715	88,358,553	2,972,739	51,101,376
Redeemed	(5,762,219)	(124,316,904)	(10,159,633)	(202,178,292)
Net increase (decrease)	1,708,197	$31,786,833	(5,099,457)	$(109,794,045)

136

Notes to Financial Statements (Continued)

	Year Ended September 30, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Blue Chip Growth Fund Service Class
Sold	802,339	$17,379,214	692,377	$13,488,838
Issued - merger	381,628	8,132,475	—	—
Issued as reinvestment of dividends	2,350,517	46,294,080	1,135,706	19,204,794
Redeemed	(1,705,743)	(37,525,172)	(2,119,040)	(41,385,113)
Net increase (decrease)	1,828,741	$34,280,597	(290,957)	$(8,691,481)
Blue Chip Growth Fund Administrative Class
Sold	942,796	$19,743,940	887,439	$16,734,356
Issued - merger	1,062,235	21,765,214	—	—
Issued as reinvestment of dividends	2,769,750	52,610,505	1,663,182	27,375,979
Redeemed	(2,439,240)	(51,624,525)	(4,608,439)	(86,847,640)
Net increase (decrease)	2,335,541	$42,495,134	(2,057,818)	$(42,737,305)
Blue Chip Growth Fund Class R4
Sold	562,666	$10,895,305	381,608	$6,740,479
Issued - merger	57,555	1,043,472	—	—
Issued as reinvestment of dividends	1,045,216	17,758,272	537,238	8,144,531
Redeemed	(906,206)	(17,302,306)	(1,392,720)	(25,021,565)
Net increase (decrease)	759,231	$12,394,743	(473,874)	$(10,136,555)
Blue Chip Growth Fund Class A
Sold	861,648	$16,135,931	578,814	$10,135,279
Issued - merger	629,713	11,372,657	—	—
Issued as reinvestment of dividends	1,715,998	28,958,359	891,614	13,499,036
Redeemed	(2,411,742)	(46,645,785)	(1,915,602)	(33,193,770)
Net increase (decrease)	795,617	$9,821,162	(445,174)	$(9,559,455)
Blue Chip Growth Fund Class R3
Sold	705,624	$11,199,066	648,920	$10,243,044
Issued - merger	106,722	1,573,096	—	—
Issued as reinvestment of dividends	1,126,805	15,868,729	431,341	5,728,211
Redeemed	(1,055,463)	(16,839,809)	(1,018,773)	(15,513,219)
Net increase (decrease)	883,688	$11,801,082	61,488	$458,036
Blue Chip Growth Fund Class Y(a)
Sold	—	$ —	5,432	$ 100,000
Issued - merger	5,569	121,749	—	—
Issued as reinvestment of dividends	—	—	—	—
Redeemed	—	—	—	—
Net increase (decrease)	5,569	$121,749	5,432	$100,000
Mid Cap Value Fund Class I
Sold	545,791	$6,284,910	1,418,584	$15,741,638
Issued as reinvestment of dividends	126,128	1,429,033	835,312	9,180,076
Redeemed	(6,061,034)	(69,798,671)	(2,098,037)	(23,442,275)
Net increase (decrease)	(5,389,115)	$(62,084,728)	155,859	$1,479,439
Mid Cap Value Fund Class R5
Sold	21,592	$260,522	12,772	$143,923
Issued as reinvestment of dividends	1,278	14,731	6,634	74,164
Redeemed	(53,430)	(692,173)	(11,159)	(126,397)
Net increase (decrease)	(30,560)	$(416,920)	8,247	$91,690

137

Notes to Financial Statements (Continued)

	Year Ended September 30, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Mid Cap Value Fund Service Class
Sold	1,165	$13,728	—	$—
Issued as reinvestment of dividends	5	55	27	300
Redeemed	(2)	(23)	(1)	(12)
Net increase (decrease)	1,168	$13,760	26	$288
Mid Cap Value Fund Administrative Class
Sold	5,924	$71,559	10,276	$120,686
Issued as reinvestment of dividends	1,005	11,814	6,000	68,402
Redeemed	(37,426)	(457,392)	(8,647)	(99,180)
Net increase (decrease)	(30,497)	$(374,019)	7,629	$89,908
Mid Cap Value Fund Class R4
Sold	4,540	$52,106	7,150	$81,287
Issued as reinvestment of dividends	156	1,763	1,336	14,620
Redeemed	(5,310)	(59,067)	(3,759)	(40,665)
Net increase (decrease)	(614)	$(5,198)	4,727	$55,242
Mid Cap Value Fund Class A
Sold	14,663	$174,363	31,684	$348,792
Issued as reinvestment of dividends	1,125	12,941	11,066	123,386
Redeemed	(72,829)	(882,760)	(58,872)	(667,556)
Net increase (decrease)	(57,041)	$(695,456)	(16,122)	$(195,378)
Mid Cap Value Fund Class R3
Sold	5,218	$56,422	5,155	$56,494
Issued as reinvestment of dividends	141	1,586	995	10,875
Redeemed	(8,914)	(98,215)	(521)	(5,713)
Net increase (decrease)	(3,555)	$(40,207)	5,629	$61,656
Mid Cap Value Fund Class Y(a)
Sold	—	$ —	8,467	$ 100,000
Issued as reinvestment of dividends	—	—	—	—
Redeemed	—	—	—	—
Net increase (decrease)	—	$—	8,467	$100,000
Small Cap Value Equity Fund Class I
Sold	1,342,052	$11,347,027	952,200	$8,574,288
Issued as reinvestment of dividends	627,423	5,088,403	548,337	4,748,599
Redeemed	(2,100,168)	(17,979,719)	(1,648,159)	(15,395,340)
Net increase (decrease)	(130,693)	$(1,544,289)	(147,622)	$(2,072,453)
Small Cap Value Equity Fund Class R5
Sold	191,966	$1,655,862	118,321	$1,083,617
Issued as reinvestment of dividends	72,217	586,404	124,599	1,080,269
Redeemed	(956,093)	(8,101,585)	(128,396)	(1,168,044)
Net increase (decrease)	(691,910)	$(5,859,319)	114,524	$995,842
Small Cap Value Equity Fund Service Class
Sold	12,220	$107,319	18,593	$170,421
Issued as reinvestment of dividends	13,444	109,570	40,329	351,667
Redeemed	(189,920)	(1,687,949)	(59,491)	(546,492)
Net increase (decrease)	(164,256)	$(1,471,060)	(569)	$(24,404)

138

Notes to Financial Statements (Continued)

	Year Ended September 30, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Small Cap Value Equity Fund Administrative Class
Sold	38,910	$338,191	27,797	$243,436
Issued as reinvestment of dividends	41,165	328,493	41,016	351,094
Redeemed	(75,743)	(634,301)	(46,720)	(424,301)
Net increase (decrease)	4,332	$32,383	22,093	$170,229
Small Cap Value Equity Fund Class R4
Sold	33,569	$269,504	59,427	$504,069
Issued as reinvestment of dividends	29,953	227,042	24,766	203,327
Redeemed	(65,877)	(524,480)	(53,658)	(452,597)
Net increase (decrease)	(2,355)	$(27,934)	30,535	$254,799
Small Cap Value Equity Fund Class A
Sold	36,314	$293,867	48,080	$415,539
Issued as reinvestment of dividends	66,910	511,196	92,455	765,530
Redeemed	(163,433)	(1,314,940)	(245,416)	(2,139,314)
Net increase (decrease)	(60,209)	$(509,877)	(104,881)	$(958,245)
Small Cap Value Equity Fund Class R3
Sold	30,180	$232,029	11,775	$98,344
Issued as reinvestment of dividends	14,171	104,158	12,872	103,236
Redeemed	(11,177)	(85,732)	(34,368)	(284,395)
Net increase (decrease)	33,174	$250,455	(9,721)	$(82,815)
Small Cap Value Equity Fund Class Y(a)
Sold	—	$ —	10,661	$ 100,000
Issued as reinvestment of dividends	—	—	—	—
Redeemed	—	—	—	—
Net increase (decrease)	—	$—	10,661	$100,000
Small Company Value Fund Class I
Sold	1,272,906	$11,240,452	2,070,907	$18,448,371
Issued as reinvestment of dividends	894,853	7,650,993	2,136,260	18,670,911
Redeemed	(11,339,549)	(97,970,990)	(2,636,407)	(23,346,726)
Net increase (decrease)	(9,171,790)	$(79,079,545)	1,570,760	$13,772,556
Small Company Value Fund Class R5
Sold	403,479	$3,617,376	516,912	$4,588,985
Issued as reinvestment of dividends	198,113	1,713,680	556,882	4,917,264
Redeemed	(1,206,450)	(10,723,332)	(1,592,618)	(14,009,256)
Net increase (decrease)	(604,858)	$(5,392,276)	(518,824)	$(4,503,007)
Small Company Value Fund Service Class
Sold	122,033	$1,066,662	100,284	$878,242
Issued as reinvestment of dividends	52,144	447,396	113,485	994,131
Redeemed	(180,619)	(1,650,865)	(132,449)	(1,173,719)
Net increase (decrease)	(6,442)	$(136,807)	81,320	$698,654
Small Company Value Fund Administrative Class
Sold	73,737	$628,404	98,348	$849,313
Issued as reinvestment of dividends	63,847	529,294	155,856	1,323,216
Redeemed	(251,260)	(2,135,793)	(229,419)	(1,950,132)
Net increase (decrease)	(113,676)	$(978,095)	24,785	$222,397

139

Notes to Financial Statements (Continued)

	Year Ended September 30, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Small Company Value Fund Class R4
Sold	2,235	$17,351	9,739	$80,761
Issued as reinvestment of dividends	4,807	36,483	11,500	89,815
Redeemed	(64,064)	(525,495)	(12,271)	(96,662)
Net increase (decrease)	(57,022)	$(471,661)	8,968	$73,914
Small Company Value Fund Class A
Sold	120,832	$972,575	130,239	$1,038,772
Issued as reinvestment of dividends	62,559	486,085	188,368	1,503,179
Redeemed	(347,113)	(2,864,217)	(519,570)	(4,230,865)
Net increase (decrease)	(163,722)	$(1,405,557)	(200,963)	$(1,688,914)
Small Company Value Fund Class R3
Sold	49,684	$367,492	16,206	$113,430
Issued as reinvestment of dividends	3,903	26,231	7,821	54,513
Redeemed	(30,479)	(214,013)	(14,768)	(104,136)
Net increase (decrease)	23,108	$179,710	9,259	$63,807
Small Company Value Fund Class Y(a)
Sold	—	$ —	10,428	$ 100,000
Issued as reinvestment of dividends	—	—	—	—
Redeemed	—	—	—	—
Net increase (decrease)	—	$—	10,428	$100,000
Mid Cap Growth Fund Class I
Sold	25,331,257	$521,232,799	19,221,695	$365,581,351
Issued as reinvestment of dividends	10,621,771	205,106,388	28,392,668	517,314,416
Redeemed	(59,133,882)	(1,206,434,809)	(54,604,810)	(1,036,554,090)
Net increase (decrease)	(23,180,854)	$(480,095,622)	(6,990,447)	$(153,658,323)
Mid Cap Growth Fund Class R5
Sold	4,750,225	$93,936,863	7,019,960	$129,852,988
Issued as reinvestment of dividends	2,446,975	46,174,419	6,524,678	116,400,253
Redeemed	(13,988,989)	(273,917,347)	(13,067,105)	(244,025,963)
Net increase (decrease)	(6,791,789)	$(133,806,065)	477,533	$2,227,278
Mid Cap Growth Fund Service Class
Sold	726,026	$13,624,163	644,256	$11,400,379
Issued as reinvestment of dividends	452,119	8,101,965	1,375,844	23,403,104
Redeemed	(1,981,195)	(37,145,136)	(3,153,990)	(55,100,872)
Net increase (decrease)	(803,050)	$(15,419,008)	(1,133,890)	$(20,297,389)
Mid Cap Growth Fund Administrative Class
Sold	661,045	$11,360,613	646,971	$10,580,475
Issued as reinvestment of dividends	476,698	7,794,010	1,381,969	21,586,357
Redeemed	(2,510,953)	(42,951,684)	(2,693,701)	(43,604,438)
Net increase (decrease)	(1,373,210)	$(23,797,061)	(664,761)	$(11,437,606)
Mid Cap Growth Fund Class R4
Sold	514,890	$7,702,603	509,061	$7,253,390
Issued as reinvestment of dividends	245,955	3,438,451	759,127	10,255,803
Redeemed	(1,242,139)	(18,105,048)	(2,046,115)	(28,765,771)
Net increase (decrease)	(481,294)	$(6,963,994)	(777,927)	$(11,256,578)

140

Notes to Financial Statements (Continued)

	Year Ended September 30, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Mid Cap Growth Fund Class A
Sold	721,901	$10,278,268	465,381	$6,453,547
Issued as reinvestment of dividends	478,424	6,549,619	1,183,049	15,687,234
Redeemed	(2,515,639)	(36,337,295)	(1,653,597)	(23,173,120)
Net increase (decrease)	(1,315,314)	$(19,509,408)	(5,167)	$(1,032,339)
Mid Cap Growth Fund Class R3
Sold	234,390	$2,801,988	284,125	$3,322,381
Issued as reinvestment of dividends	128,385	1,457,171	360,851	4,034,311
Redeemed	(590,206)	(7,056,168)	(618,680)	(7,314,327)
Net increase (decrease)	(227,431)	$(2,797,009)	26,296	$42,365
Mid Cap Growth Fund Class Y(a)
Sold	—	$ —	5,308	$ 100,000
Issued as reinvestment of dividends	—	—	—	—
Redeemed	—	—	—	—
Net increase (decrease)	—	$—	5,308	$100,000
Small Cap Growth Equity Fund Class I
Sold	9,126,799	$135,388,712	21,031,799	$279,296,217
Issued as reinvestment of dividends	—	—	12,859	167,678
Redeemed	(16,715,625)	(253,881,009)	(8,708,184)	(115,256,314)
Net increase (decrease)	(7,588,826)	$(118,492,297)	12,336,474	$164,207,581
Small Cap Growth Equity Fund Class R5
Sold	1,763,219	$25,492,664	5,785,930	$73,979,356
Issued as reinvestment of dividends	—	—	—	—
Redeemed	(6,263,728)	(91,299,384)	(2,672,652)	(34,612,764)
Net increase (decrease)	(4,500,509)	$(65,806,720)	3,113,278	$39,366,592
Small Cap Growth Equity Fund Service Class
Sold	106,760	$1,395,315	167,854	$1,917,437
Issued as reinvestment of dividends	—	—	—	—
Redeemed	(394,807)	(5,205,927)	(737,840)	(8,720,276)
Net increase (decrease)	(288,047)	$(3,810,612)	(569,986)	$(6,802,839)
Small Cap Growth Equity Fund Administrative Class
Sold	199,561	$2,308,294	176,895	$1,802,213
Issued as reinvestment of dividends	—	—	—	—
Redeemed	(437,139)	(5,128,488)	(547,998)	(5,574,595)
Net increase (decrease)	(237,578)	$(2,820,194)	(371,103)	$(3,772,382)
Small Cap Growth Equity Fund Class R4
Sold	427,153	$3,931,136	119,755	$951,809
Issued as reinvestment of dividends	—	—	—	—
Redeemed	(388,948)	(3,564,960)	(203,016)	(1,608,787)
Net increase (decrease)	38,205	$366,176	(83,261)	$(656,978)
Small Cap Growth Equity Fund Class A
Sold	257,664	$2,292,429	181,915	$1,434,913
Issued as reinvestment of dividends	—	—	—	—
Redeemed	(566,254)	(4,962,425)	(748,666)	(5,963,810)
Net increase (decrease)	(308,590)	$(2,669,996)	(566,751)	$(4,528,897)

141

Notes to Financial Statements (Continued)

	Year Ended September 30, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Small Cap Growth Equity Fund Class R3
Sold	183,703	$1,196,568	120,044	$691,065
Issued as reinvestment of dividends	—	—	—	—
Redeemed	(270,726)	(1,804,989)	(110,047)	(631,327)
Net increase (decrease)	(87,023)	$(608,421)	9,997	$59,738
Small Cap Growth Equity Fund Class Y(a)
Sold	5,023	$ 75,821	7,485	$ 100,000
Issued as reinvestment of dividends	—	—	—	—
Redeemed	(315)	(4,722)	—	—
Net increase (decrease)	4,708	$71,099	7,485	$100,000
Overseas Fund Class I
Sold	9,775,179	$ 83,758,456	10,590,617	$ 88,007,366
Issued as reinvestment of dividends	949,009	8,019,124	3,088,244	23,964,770
Redeemed	(12,188,077)	(104,741,098)	(13,759,255)	(113,111,404)
Net increase (decrease)	(1,463,889)	$(12,963,518)	(80,394)	$(1,139,268)
Overseas Fund Class R5
Sold	2,940,601	$25,741,768	2,366,827	$19,724,416
Issued as reinvestment of dividends	302,057	2,570,505	1,146,191	8,940,287
Redeemed	(2,604,259)	(22,568,887)	(4,175,171)	(34,917,632)
Net increase (decrease)	638,399	$5,743,386	(662,153)	$(6,252,929)
Overseas Fund Service Class
Sold	415,812	$3,629,239	347,487	$2,850,089
Issued as reinvestment of dividends	85,481	721,463	408,781	3,168,050
Redeemed	(426,145)	(3,662,977)	(1,882,900)	(15,494,910)
Net increase (decrease)	75,148	$687,725	(1,126,632)	$(9,476,771)
Overseas Fund Administrative Class
Sold	196,998	$1,708,302	181,471	$1,499,144
Issued as reinvestment of dividends	41,650	356,111	172,805	1,354,790
Redeemed	(495,505)	(4,465,978)	(631,738)	(5,284,918)
Net increase (decrease)	(256,857)	$(2,401,565)	(277,462)	$(2,430,984)
Overseas Fund Class R4
Sold	387,048	$3,187,726	352,300	$2,771,489
Issued as reinvestment of dividends	57,987	467,372	229,516	1,698,415
Redeemed	(704,963)	(5,727,448)	(549,074)	(4,292,996)
Net increase (decrease)	(259,928)	$(2,072,350)	32,742	$176,908
Overseas Fund Class A
Sold	237,801	$2,033,363	323,087	$2,617,106
Issued as reinvestment of dividends	42,107	350,333	165,300	1,262,897
Redeemed	(481,071)	(4,149,786)	(517,715)	(4,225,938)
Net increase (decrease)	(201,163)	$(1,766,090)	(29,328)	$(345,935)
Overseas Fund Class R3
Sold	156,468	$ 1,312,199	196,938	$ 1,588,222
Issued as reinvestment of dividends	14,686	120,130	54,732	411,585
Redeemed	(219,162)	(1,850,840)	(199,774)	(1,614,394)
Net increase (decrease)	(48,008)	$(418,511)	51,896	$385,413

142

Notes to Financial Statements (Continued)

	Year Ended September 30, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Overseas Fund Class Y(a)
Sold	—	$—	11,891	$100,000
Issued as reinvestment of dividends	—	—	—	—
Redeemed	—	—	—	—
Net increase (decrease)	—	$—	11,891	$100,000
MM Select T. Rowe Price International Equity Fund Class I
Sold	19,424,114	$209,420,663	13,857,948	$137,528,587
Issued as reinvestment of dividends	4,201,617	43,276,659	4,443,672	43,014,747
Redeemed	(58,164,248)	(652,613,718)	(25,868,703)	(259,216,857)
Net increase (decrease)	(34,538,517)	$(399,916,396)	(7,567,083)	$(78,673,523)

(a)	Commenced operations on February 1, 2023.
Unless waived, purchases of Class A shares are subject to a front-end sales charge of up to 5.50% of the amount purchased. A portion of the front-end sales charge may be retained by the Distributor. The Distributor retained the following amounts during the year ended September 30, 2024:

Front-End Sales Charges Retained by Distributor
Diversified Value Fund	$ 240
Blue Chip Growth Fund	1,314
Mid Cap Growth Fund	1,125

Unless waived, redemptions of Class A shares made within 18 months of purchase from initial investments of $1 million or more are subject to a contingent deferred sales charge of 1.00% of the amount redeemed. The Distributor receives all contingent deferred sales charges. For the year ended September 30, 2024, no amounts have been retained by the Distributor.
With respect to Class A shares, the Distributor may pay an up-front concession to financial intermediaries through which sales are made as described in the Funds’ Prospectus.

143

Notes to Financial Statements (Continued)
6. Federal Income Tax Information
At September 30, 2024, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a U.S. federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Total Return Bond Fund	$781,569,574	$10,372,519	$(17,066,947)	$(6,694,428)
Diversified Value Fund	553,830,938	81,216,732	(1,415,433)	79,801,299
S&P 500 Index Fund	1,133,328,443	1,291,412,842	(42,707,146)	1,248,705,696
Equity Opportunities Fund	498,344,926	154,034,290	(5,005,095)	149,029,195
Blue Chip Growth Fund	1,587,712,722	1,236,365,034	(64,116,171)	1,172,248,863
Mid Cap Value Fund	52,045,939	5,068,086	(1,627,274)	3,440,812
Small Cap Value Equity Fund	36,930,762	6,748,172	(2,084,436)	4,663,736
Small Company Value Fund	119,145,332	14,856,950	(7,754,481)	7,102,469
Mid Cap Growth Fund	4,035,627,706	1,270,603,885	(183,129,770)	1,087,474,115
Small Cap Growth Equity Fund	611,738,898	187,543,801	(21,620,191)	165,923,610
Overseas Fund	420,636,391	107,639,047	(21,129,283)	86,509,764
MM Select T. Rowe Price International Equity Fund	1,137,865,148	237,255,581	(41,711,093)	195,544,488

Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years. Capital losses may be carried forward indefinitely, and retain the character of the original loss.
At September 30, 2024, the following Fund(s) had accumulated capital loss carryforwards:

	Short Term Capital Loss Carryforward	Long Term Capital Loss Carryforward
Total Return Bond Fund	$ (38,495,758)	$ (73,363,841)
Small Company Value Fund	—	(2,131,242)

The following Fund(s) elected to defer to the fiscal year beginning October 1, 2024, late year ordinary losses:

Amount
Blue Chip Growth Fund	$3,624,540

Generally accepted accounting principles in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.

144

Notes to Financial Statements (Continued)
The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended September 30, 2024, was as follows:

	Ordinary Income	Long Term Capital Gain
Total Return Bond Fund	$ 54,849,995	$ —
Diversified Value Fund	13,508,689	47,599,813
S&P 500 Index Fund	31,998,778	147,970,244
Equity Opportunities Fund	7,817,503	20,673,701
Blue Chip Growth Fund	—	743,603,796
Mid Cap Value Fund	1,477,930	—
Small Cap Value Equity Fund	946,967	6,022,011
Small Company Value Fund	3,107,420	7,799,531
Mid Cap Growth Fund	—	280,434,499
Small Cap Growth Equity Fund	—	—
Overseas Fund	7,593,369	5,020,079
MM Select T. Rowe Price International Equity Fund	43,276,659	—

The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended September 30, 2023, was as follows:

	Ordinary Income	Long Term Capital Gain
Total Return Bond Fund	$ 19,250,942	$ —
Diversified Value Fund	6,078,475	30,510,886
S&P 500 Index Fund	33,601,664	555,419,185
Equity Opportunities Fund	7,830,170	84,476,624
Blue Chip Growth Fund	—	374,773,680
Mid Cap Value Fund	4,285,441	5,216,223
Small Cap Value Equity Fund	703,074	6,900,648
Small Company Value Fund	4,440,706	23,121,291
Mid Cap Growth Fund	—	714,801,449
Small Cap Growth Equity Fund	167,678	—
Overseas Fund	8,986,988	31,834,861
MM Select T. Rowe Price International Equity Fund	42,581,221	433,548

The following Fund(s) have elected to pass through the foreign tax credit for the year ended September 30, 2024:

Amount
Overseas Fund	$1,083,555
MM Select T. Rowe Price International Equity Fund	5,325,391

Capital accounts within the financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At September 30, 2024, temporary book and tax accounting differences were primarily attributable to the deferral of wash sale losses, deferred trustee compensation, and other temporary basis adjustments.

145

Notes to Financial Statements (Continued)
At September 30, 2024, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total
Total Return Bond Fund	$ 3,049,544	$(112,427,440)	$(98,127)	$(6,693,783)	$(116,169,806)
Diversified Value Fund	10,113,075	37,339,701	(207,765)	79,803,511	127,048,522*
S&P 500 Index Fund	19,935,908	514,544,800	(280,136)	1,248,705,696	1,782,906,268
Equity Opportunities Fund	7,327,890	55,642,119	(74,117)	149,032,686	211,928,578
Blue Chip Growth Fund	—	18,247,274	(212,741)	1,172,248,863	1,190,283,396
Mid Cap Value Fund	2,890,923	2,211,168	(12,506)	3,439,615	8,529,200
Small Cap Value Equity Fund	518,057	3,600,284	(13,135)	4,663,741	8,768,947
Small Company Value Fund	1,604,586	(2,131,242)	(42,065)	7,102,470	6,533,749
Mid Cap Growth Fund	26,702,903	554,244,031	(306,322)	1,087,474,115	1,668,114,727
Small Cap Growth Equity Fund	37,939	27,546,838	(67,626)	165,923,609	193,440,760
Overseas Fund	8,106,177	17,875,258	(65,995)	86,284,996	112,200,436
MM Select T. Rowe Price International Equity Fund	39,384,713	56,061,893	(21,314)	193,075,806	288,501,098

*
This total comprises $9,916,801 of Undistributed Ordinary Income and $35,668,318 of Undistributed Long Term Capital Gains related to undistributed amounts that were acquired from the MassMutual Fundamental Value Fund (“Fundamental Value Fund”). These amounts will be distributed in December of 2024.

The Funds did not have any unrecognized tax benefits at September 30, 2024, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the year ended September 30, 2024, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest.
7. Acquisition of MassMutual Fundamental Value Fund and MassMutual Growth Opportunities Fund
Effective September 23, 2024, the Fundamental Value Fund and the MassMutual Growth Opportunities Fund (“Growth Opportunities Fund”) reorganized into the Diversified Value Fund and the Blue Chip Growth Fund, respectively, pursuant to the terms of an Agreement and Plan of Reorganization.
The Fundamental Value Fund’s assets and liabilities were transferred to the Diversified Value Fund in return for shares of the Diversified Value Fund. The Reorganization of the Fundamental Value Fund into the Diversified Value Fund was intended to enable shareholders of the Fundamental Value Fund to invest in a larger, potentially more efficient portfolio while continuing to pursue a substantially similar investment objective. The acquisition was accomplished by a tax-free exchange of the shares of Diversified Value Fund in the following amounts:

Fundamental Value Fund Share Class	Shares of the Fundamental Value Fund as of the Reorganization Date	Conversion Rate	Value of Shares of the Fundamental Value Fund	Diversified Value Fund Share Class	Shares Issued by the Diversified Value Fund
Class I	35,452,823	0.813569	$299,105,049	Class I	28,843,318
Class R5	5,323,695	0.821070	45,547,135	Class R5	4,371,126
Service Class	3,589,765	0.812038	30,374,561	Service Class	2,915,026

146

Notes to Financial Statements (Continued)

Fundamental Value Fund Share Class	Shares of the Fundamental Value Fund as of the Reorganization Date	Conversion Rate	Value of Shares of the Fundamental Value Fund	Diversified Value Fund Share Class	Shares Issued by the Diversified Value Fund
Administrative Class	2,105,411	0.816425	$18,151,693	Administrative Class	1,718,910
Class R4	482,361	0.801370	3,904,151	Class R4	386,549
Class A	2,857,620	0.806922	23,981,098	Class A	2,305,876
Class R3	178,909	0.779619	1,436,650	Class R3	139,481
Class Y	11,377	0.820338	97,246	Class Y	9,333
	50,001,961		$422,597,583		40,689,619

The investment portfolio of the Fundamental Value Fund, with a value of $419,879,979 in investments and a cost basis of $388,636,708 at September 20, 2024, was the principal asset acquired by the Diversified Value Fund.
The Growth Opportunities Fund’s assets and liabilities were transferred to the Blue Chip Growth Fund in return for shares of the Blue Chip Growth Fund. The Reorganization of the Growth Opportunities Fund into the Blue Chip Growth Fund was intended to enable shareholders of the Growth Opportunities Fund to invest in a larger, potentially more efficient portfolio while continuing to pursue a substantially similar investment objective. The acquisition was accomplished by a tax-free exchange of the shares of Blue Chip Growth Fund in the following amounts:

Growth Opportunities Fund Share Class	Shares of the Growth Opportunities Fund as of the Reorganization Date	Conversion Rate	Value of Shares of the Growth Opportunities Fund	Blue Chip Growth Fund Share Class	Shares Issued by the Blue Chip Growth Fund
Class I	7,148,152	0.267516	$42,145,849	Class I	1,912,245
Class R5	2,689,333	0.256158	15,059,203	Class R5	688,894
Service Class	1,657,062	0.230304	8,132,475	Service Class	381,628
Administrative Class	5,384,515	0.197276	21,765,214	Administrative Class	1,062,235
Class R4	404,578	0.142259	1,043,472	Class R4	57,555
Class A	4,708,031	0.133753	11,372,657	Class A	629,713
Class R3	1,882,391	0.056695	1,573,096	Class R3	106,722
Class Y	21,739	0.256197	121,749	Class Y	5,569
	23,895,801		$101,213,715		4,844,561

The investment portfolio of the Growth Opportunities Fund, with a value of $100,125,254 in investments and a cost basis of $79,491,492 at September 20, 2024, was the principal asset acquired by the Blue Chip Growth Fund.
For financial reporting purposes, assets received and shares issued by each of the Diversified Value Fund and the Blue Chip Growth Fund were recorded at fair value; however, the cost basis of the investments received from each of the Fundamental Value Fund and the Growth Opportunities Fund was carried forward to align ongoing reporting of the Diversified Value Fund’s and the Blue Chip Growth Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for U.S. federal income tax purposes. Immediately prior to the acquisition, the Diversified Value Fund’s and the Blue Chip Growth Fund’s net assets were $208,518,387 and $2,630,649,590, respectively.

147

Notes to Financial Statements (Continued)
Assuming the acquisitions had been completed on October 1, 2023, the beginning of the annual reporting period of each of the Diversified Value Fund and the Blue Chip Growth Fund, the Diversified Value Fund’s and the Blue Chip Growth Fund’s pro forma results of operations for the twelve month period ended September 30, 2024, would have been as follows:

	Diversified Value Fund	Blue Chip Growth Fund
Net investment income (loss)	$10,378,568	$(5,566,456)
Net realized and unrealized gain (loss) on investments	158,976,406	928,143,431
Net increase (decrease) in net assets resulting from operations	169,354,974	922,576,975

Because the Fundamental Value Fund, the Diversified Value Fund, the Growth Opportunities Fund, and the Blue Chip Growth Fund continuously sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.
Because each of the combined investment portfolios has been managed as a single integrated portfolio since the acquisitions were completed, it is also not practicable to separate the amounts of revenue and earnings of the Fundamental Value Fund and Growth Opportunities Fund that have been included in the Diversified Value Fund’s and the Blue Chip Growth Fund’s Statements of Operations since September 23, 2024.
See Note 5. Capital Share Transactions, for the changes in shares outstanding for the Diversified Value Fund and the Blue Chip Growth Fund during the period.
8. Indemnifications
Under the Funds’ organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.
9. New Accounting Pronouncements
In December 2022, FASB issued Accounting Standards Update 2022-06, “Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848” (“ASU 2022-06”). ASU 2022-06 is an update of ASU 2020-04, which responded to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. ASU 2022-06 defers the sunset date provision included in Topic 848. The amendments in this update are effective immediately through December 31, 2024, for all entities. Management has evaluated ASU 2022-06 and there is no material impact on the financial statements.
10. Upcoming Fund Liquidation
The Trustees have approved Plans of Liquidation and Termination pursuant to which it is expected that the Mid Cap Value Fund and Small Cap Value Equity Fund (each, a Fund”) will be dissolved. Effective on or about January 24, 2025 (the “Termination Date”), shareholders of the various classes of shares of each Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

148

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of MassMutual Select Funds and Shareholders of MassMutual Total Return Bond Fund, MassMutual Diversified Value Fund, MM S&P 500® Index Fund, MassMutual Equity Opportunities Fund, MassMutual Blue Chip Growth Fund, MassMutual Mid Cap Value Fund, MassMutual Small Cap Value Equity Fund, MassMutual Small Company Value Fund, MassMutual Mid Cap Growth Fund, MassMutual Small Cap Growth Equity Fund, MassMutual Overseas Fund, and MassMutual Select T. Rowe Price International Equity Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of MassMutual Total Return Bond Fund, MassMutual Diversified Value Fund, MM S&P 500® Index Fund, MassMutual Equity Opportunities Fund, MassMutual Blue Chip Growth Fund, MassMutual Mid Cap Value Fund, MassMutual Small Cap Value Equity Fund, MassMutual Small Company Value Fund, MassMutual Mid Cap Growth Fund, MassMutual Small Cap Growth Equity Fund, MassMutual Overseas Fund, and MassMutual Select T. Rowe Price International Equity Fund (the “Funds”), each a fund of MassMutual Select Funds, including the portfolios of investments, as of September 30, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds, as of September 30, 2024, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian, brokers and agent banks; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
November 26, 2024
We have served as the auditor of one or more MassMutual investment companies since 1995.

149

Federal Tax Information (Unaudited)

For the year ended September 30, 2024, the following Fund(s) earned the following foreign sources of income:

Amount
Overseas Fund	$8,719,963
MM Select T. Rowe Price International Equity Fund	40,835,130

Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Dividend Income
Under Section 854(b)(2) of the Code, the Fund(s) hereby designate the maximum amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the year ended September 30, 2024.
The Fund(s) intend to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in the Treasury Regulations §1.163(j)-1(b).

150

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.

151

Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.

152

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

153

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Trustees’ Approval of Investment Advisory Contracts
At their meetings in May and June 2024, the Contract Committee (the “Committee”) and the Trustees, including the Trustees who are not “interested persons” (as such term is defined in the 1940 Act) of the Trust, MML Advisers, or the subadvisers (the “Independent Trustees”), considered and re-approved the existing advisory and subadvisory agreements (collectively, the “Contracts”) for each of the Total Return Bond Fund, Diversified Value Fund, S&P 500 Index Fund, Equity Opportunities Fund, Blue Chip Growth Fund, Mid Cap Value Fund, Small Cap Value Equity Fund, Small Company Value Fund, Mid Cap Growth Fund, Small Cap Growth Equity Fund, Overseas Fund, and MM Select T. Rowe Price International Equity Fund, as applicable. In preparation for the meetings, the Trustees requested, and MML Advisers and the subadvisers provided in advance, certain materials relevant to the consideration of the Contracts (the “Meeting Materials”). In all of their deliberations, the Trustees were advised by independent counsel.
The Committee received in advance of the meetings (i) a memorandum from MML Advisers discussing the nature and quality of the services it provides as investment adviser to the Funds; (ii) a profitability analysis prepared by MML Advisers; and (iii) a fee and performance study report (the “Third-Party Report”) with respect to each Fund prepared by an independent third-party vendor (the “Third-Party”). The Third-Party Report provided detailed comparative advisory fee, total expense, and performance information for each Fund to assist the Committee in its evaluation of the Contracts. The Committee also considered information presented to it throughout the year regarding MML Advisers and each of the subadvisers.
The Committee considered the nature, scope, and quality of services MML Advisers provides to the Funds, including: (i) the financial condition, stability, and business strategy of MML Advisers; (ii) the capabilities of MML Advisers with respect to regulatory compliance and its ability to monitor compliance with the investment policies of the Funds; (iii) MML Advisers’ ability to provide investment oversight and provide for administrative and shareholder services to the Funds; and (iv) the experience and qualifications of the personnel of MML Advisers that perform, or oversee the performance of, the services provided to the Funds, and the needs of the Funds for administrative and shareholder services. The Committee noted that it had received in the Meeting Materials or during the course of the past year: (i) detailed information regarding MML Advisers’ ability to provide investment oversight and provide for administrative and shareholder services to the Funds; and (ii) a wide range of information about the subadvisers and their personnel with responsibility for providing services to the Funds, as applicable, and the fees payable to each subadviser by MML Advisers. MML Advisers reviewed with the Committee in detail the work MML Advisers does in its oversight roles, the expertise it brings to these roles, the size of its teams, and the financial commitment it has made to provide those services.
The Committee then reviewed and considered, for each Fund separately, the detailed information presented in the Third-Party Report regarding: (i) Fund expenses, including, among other things, both the Fund’s net advisory fee and total net expense ratio against peer funds; and (ii) the Fund’s relative performance (over various time periods against funds in its “category” and a benchmark index). In connection with the Committee’s review, MML Advisers provided commentary and analysis regarding each Fund’s expenses and performance and a recommendation as to the action to be taken by the Committee. Throughout the discussion, MML Advisers responded to Committee members’ questions and provided additional information concerning each Fund.
The Committee reviewed the expense and performance information for each Fund. (References to any performance periods are to periods ended December 31, 2023, except as otherwise noted. In all cases, the comparative expense information is that of a Fund’s “peer group” and the comparative performance information is that of a Fund’s “performance category.”)
The Committee considered that the total net expense ratios for all of the Funds were in the top forty percent of their peer groups, with the exception of the Small Cap Value Equity Fund. All of the Funds had net advisory fees at or below the medians of their peer groups, or below the 66th percentile of their peer groups, except the Equity Opportunities Fund and Overseas Fund. As to the Equity Opportunities Fund and the Overseas Fund, the Committee considered MML Advisers’ statement that each Fund’s net advisory fee was within four basis points of the Fund’s respective peer group median.
As to the Small Cap Value Equity Fund, the Committee considered MML Advisers’ statement that the Fund’s total net expense ratio at the 100th percentile of its peer group is principally a consequence of the Fund’s small size relative to the peer group. The Committee considered MML Advisers’ statement that the Fund’s net advisory fee, at the 50th percentile of its peer group, is in-line with the median. The Committee considered that the Fund’s expense caps were put in place on February 1, 2024, and also considered MML Advisers’ proposal to implement an additional reduction of the expense caps of the Fund. The Committee considered MML Advisers’ statement that, if the proposed expense cap had been implemented in the prior year, the cap would have increased the effective expense waiver to 16 basis points. The Committee further considered MML Advisers’ statement that the Fund’s proposed net expense ratio is expected to fall from 17 to 11 basis points above the peer group median, and the net advisory fee is expected to fall from in-line with to six basis points below the peer group median. The Committee also considered MML Advisers’ statement that the Fund is under review for business viability due to its small asset base and limited growth opportunities.

154

The Committee determined on the basis of these factors that the levels of the Funds’ net advisory fees, in light of the total net expenses of the Funds generally, were consistent with the continuation of the Contracts.
The Committee considered that the majority of the Funds achieved three-year investment performance at or above the medians of their performance categories, or within the top two thirds of their performance categories, except those Funds referred to below.
As to the Total Return Bond Fund the Committee considered MML Advisers’ statement that the Fund performed at the 77th percentile of its performance category over the three-year period but that the Fund was competitive within its performance category, within 0.50% of the category median. The Committee considered MML Advisers’ statement that it views the Fund’s disciplined and risk-restrained strategy as favorable to producing competitive returns with lower than peer tracking error.
As to the Mid Cap Value Fund, the Committee considered that the Fund performed at the 68th percentile of its performance category for the three-year period. The Committee considered that the Fund’s performance was just outside of the top two-thirds of its category for three- and ten-year performance. The Committee also considered that the Fund outperformed its benchmark index for the trailing three-year period. The Committee considered that the Fund, due to the investment strategy of certain of its subadvisers, had less exposure to certain cyclical areas that have performed well in recent years.
As to the Small Company Value Fund, the Committee considered that the Fund performed at the 84th percentile of its performance category for the three-year period. The Committee considered MML Advisers’ statements that the Fund’s longer-term returns were generally more favorable, and that the Fund ranked in the top two-thirds of its performance category for eight of the past ten calendar years. The Committee also considered that the Fund outperformed its benchmark index for the trailing three- and five-year periods. The Committee further considered MML Advisers’ statements that, with respect to the trailing three-year period, the Fund’s subadvisers achieved strong results from allocation decisions but trailed relatively due to stock selection. The Committee also noted that the Fund is currently under review.
The Committee determined on the basis of these factors and on other factors and information considered by the Committee that the Funds’ performance, for the various periods presented, and the level of ongoing review of various underperforming Funds, were generally consistent with the continuation of the Contracts.
The Committee also reviewed and considered information included in the Meeting Materials, or discussed at the meeting and during the course of the year, concerning economies of scale and the profitability of MML Advisers’ advisory relationship with the various Funds, including: (i) a description of MML Advisers’ revenues from the Funds (including advisory fees and administrative and shareholder services fees, as applicable) and the expense allocation methodology employed by MML Advisers; and (ii) profitability information with respect to each individual Fund. The discussions included consideration of the intangible benefits derived by MML Advisers and its affiliates resulting from their relationships with the Funds and any so-called “fallout benefits” to MML Advisers (which were not considered to be substantial in any event), such as any reputational value derived from serving as investment adviser to the Funds, and benefits accruing to subadvisers (including sub-subadvisers, as applicable) due to so-called “soft-dollar arrangements.”
Prior to the votes being taken to approve the Contracts, the Committee met separately in executive session to discuss the appropriateness of such contracts. The Committee weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Committee did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.
As to each of the Funds, the Committee concluded that: (i) it was satisfied with the nature, extent, and quality of services provided, and expected to be provided in the future, under the Contracts, including the level of MML Advisers’ oversight of each Fund and the subadvisory process; (ii) MML Advisers’ levels of profitability from its relationship with the various Funds are not excessive and the advisory fees payable under the advisory agreements and each Fund’s total net expenses are fair and reasonable; (iii) the investment processes, research capabilities, and philosophies of the subadvisers appear well suited to the Funds, as applicable, given their investment objectives and policies; (iv) either the relative or absolute performance of a Fund (in each case, taking into account the applicable investment strategy and risk profile of the Fund), or the steps MML Advisers has proposed in respect of the underperformance of a Fund, are sufficient to warrant continuation of the Contracts for each of the Funds; and (v) the terms of the Contracts are fair and reasonable with respect to each Fund and are in the best interests of each Fund’s shareholders.

155

Please note the Annual Financial Statements and Other Information only contains Items 7-11 of Form N-CSR. All items required by Form N-CSR are filed with the Securities and Exchange Commission.
This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for the applicable MassMutual Funds. Investors should consider a Fund’s investment objective, risks, and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

MassMutual 20/80 Allocation Fund — Portfolio of Investments

September 30, 2024

	Number of Shares	Value
Mutual Funds — 100.1%
Equity Funds — 20.8%
DFA Commodity Strategy Portfolio	199,273	$908,687
Invesco Real Estate Fund, Class R6	43,189	810,230
MassMutual Blue Chip Growth Fund, Class I (a)	205,493	4,576,336
MassMutual Diversified Value Fund, Class I (a)	426,075	4,456,747
MassMutual Equity Opportunities Fund, Class I (a)	268,720	5,285,718
MassMutual International Equity Fund, Class I (a)	159,996	1,495,966
MassMutual Mid Cap Growth Fund, Class I (a)	49,675	1,089,367
MassMutual Mid Cap Value Fund, Class I (a)	87,258	1,129,985
MassMutual Overseas Fund, Class I (a)	303,594	2,893,250
MassMutual Small Cap Growth Equity Fund, Class I (a) (b)	17,971	304,426
MassMutual Small Cap Value Equity Fund, Class I (a)	64,291	589,547
MassMutual Strategic Emerging Markets Fund, Class I (a)	52,522	566,191
MM Equity Asset Fund, Class I (a)	1,090,870	9,708,741
Vanguard Developed Markets Index Fund, Admiral Shares	168,525	2,859,867
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	15,302	608,864
Vanguard Mid-Cap Index Fund, Admiral Shares	4,594	1,501,005
Vanguard Small-Cap Index Fund, Admiral Shares	5,183	589,359
		39,374,286
Fixed Income Funds — 79.3%
Invesco International Bond Fund, Class R6	1,705,706	7,658,621
MassMutual Core Bond Fund, Class I (a)	7,408,712	68,901,021
MassMutual Global Floating Rate Fund, Class I (a)	24,973	219,259
MassMutual High Yield Fund, Class I (a)	65,824	537,121
MassMutual Inflation-Protected and Income Fund, Class I (a)	79,107	753,894
MassMutual Short-Duration Bond Fund, Class I (a)	1,304,788	12,056,238

	Number of Shares	Value
MassMutual Total Return Bond Fund, Class I (a)	5,091,176	$44,038,675
Vanguard Long-Term Treasury Index Fund, Admiral Shares	154,914	3,194,324
Vanguard Total Bond Market Index Fund, Institutional Shares	1,256,976	12,406,354
		149,765,507
TOTAL MUTUAL FUNDS (Cost $193,491,330)		189,139,793
TOTAL LONG-TERM INVESTMENTS (Cost $193,491,330)		189,139,793
TOTAL INVESTMENTS — 100.1% (Cost $193,491,330) (c)		189,139,793
Other Assets/ (Liabilities) — (0.1)%		(158,340)
NET ASSETS — 100.0%		$188,981,453

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
1

MassMutual 40/60 Allocation Fund — Portfolio of Investments

September 30, 2024

	Number of Shares	Value
Mutual Funds — 100.1%
Equity Funds — 41.0%
DFA Commodity Strategy Portfolio	203,736	$929,038
Invesco Real Estate Fund, Class R6	84,045	1,576,693
MassMutual Blue Chip Growth Fund, Class I (a)	397,093	8,843,252
MassMutual Diversified Value Fund, Class I (a)	829,147	8,672,875
MassMutual Equity Opportunities Fund, Class I (a)	530,615	10,437,193
MassMutual International Equity Fund, Class I (a)	303,321	2,836,052
MassMutual Mid Cap Growth Fund, Class I (a)	97,203	2,131,667
MassMutual Mid Cap Value Fund, Class I (a)	170,331	2,205,788
MassMutual Overseas Fund, Class I (a)	569,395	5,426,338
MassMutual Small Cap Growth Equity Fund, Class I (a) (b)	34,888	590,998
MassMutual Small Cap Value Equity Fund, Class I (a)	124,789	1,144,318
MassMutual Strategic Emerging Markets Fund, Class I (a)	98,672	1,063,684
MM Equity Asset Fund, Class I (a)	2,116,266	18,834,769
Vanguard Developed Markets Index Fund, Institutional Shares	343,667	5,842,336
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	31,263	1,243,968
Vanguard Mid-Cap Index Fund, Admiral Shares	9,384	3,066,178
Vanguard Small-Cap Index Fund, Admiral Shares	10,589	1,203,913
		76,049,060
Fixed Income Funds — 59.1%
Invesco International Bond Fund, Class R6	1,256,521	5,641,781
MassMutual Core Bond Fund, Class I (a)	5,367,301	49,915,900
MassMutual Global Floating Rate Fund, Class I (a)	19,092	167,628
MassMutual High Yield Fund, Class I (a)	48,124	392,695
MassMutual Inflation-Protected and Income Fund, Class I (a)	58,662	559,047
MassMutual Short-Duration Bond Fund, Class I (a)	964,062	8,907,931
MassMutual Total Return Bond Fund, Class I (a)	3,680,918	31,839,941

	Number of Shares	Value
Vanguard Long-Term Treasury Index Fund, Admiral Shares	130,045	$2,681,532
Vanguard Total Bond Market Index Fund, Institutional Shares	957,431	9,449,841
		109,556,296
TOTAL MUTUAL FUNDS (Cost $186,136,297)		185,605,356
TOTAL LONG-TERM INVESTMENTS (Cost $186,136,297)		185,605,356
TOTAL INVESTMENTS — 100.1% (Cost $186,136,297) (c)		185,605,356
Other Assets/ (Liabilities) — (0.1)%		(212,277)
NET ASSETS — 100.0%		$185,393,079

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
2

MassMutual 60/40 Allocation Fund — Portfolio of Investments

September 30, 2024

	Number of Shares	Value
Mutual Funds — 100.1%
Equity Funds — 61.0%
DFA Commodity Strategy Portfolio	189,429	$863,795
Invesco Real Estate Fund, Class R6	109,940	2,062,466
MassMutual Blue Chip Growth Fund, Class I (a)	526,724	11,730,135
MassMutual Diversified Value Fund, Class I (a)	1,091,907	11,421,344
MassMutual Equity Opportunities Fund, Class I (a)	694,372	13,658,290
MassMutual International Equity Fund, Class I (a)	379,042	3,544,044
MassMutual Mid Cap Growth Fund, Class I (a)	126,103	2,765,433
MassMutual Mid Cap Value Fund, Class I (a)	221,299	2,865,816
MassMutual Overseas Fund, Class I (a)	728,632	6,943,862
MassMutual Small Cap Growth Equity Fund, Class I (a) (b)	45,588	772,259
MassMutual Small Cap Value Equity Fund, Class I (a)	163,478	1,499,090
MassMutual Strategic Emerging Markets Fund, Class I (a)	126,418	1,362,785
MM Equity Asset Fund, Class I (a)	2,817,289	25,073,876
Vanguard Developed Markets Index Fund, Institutional Shares	479,426	8,150,235
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	43,630	1,736,052
Vanguard Mid-Cap Index Fund, Admiral Shares	13,093	4,278,092
Vanguard Small-Cap Index Fund, Admiral Shares	14,774	1,679,858
		100,407,432
Fixed Income Funds — 39.1%
Invesco International Bond Fund, Class R6	726,862	3,263,609
MassMutual Core Bond Fund, Class I (a)	3,114,885	28,968,429
MassMutual Global Floating Rate Fund, Class I (a)	11,792	103,535
MassMutual High Yield Fund, Class I (a)	27,792	226,782
MassMutual Inflation-Protected and Income Fund, Class I (a)	34,684	330,542
MassMutual Short-Duration Bond Fund, Class I (a)	557,828	5,154,328

	Number of Shares	Value
MassMutual Total Return Bond Fund, Class I (a)	2,134,737	$18,465,476
Vanguard Long-Term Treasury Index Fund, Admiral Shares	95,003	1,958,955
Vanguard Total Bond Market Index Fund, Institutional Shares	587,689	5,800,489
		64,272,145
TOTAL MUTUAL FUNDS (Cost $156,585,059)		164,679,577
TOTAL LONG-TERM INVESTMENTS (Cost $156,585,059)		164,679,577
TOTAL INVESTMENTS — 100.1% (Cost $156,585,059) (c)		164,679,577
Other Assets/ (Liabilities) — (0.1)%		(163,589)
NET ASSETS — 100.0%		$164,515,988

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
3

MassMutual 80/20 Allocation Fund — Portfolio of Investments

September 30, 2024

	Number of Shares	Value
Mutual Funds — 100.1%
Equity Funds — 80.9%
DFA Commodity Strategy Portfolio	144,037	$656,808
Invesco Real Estate Fund, Class R6	114,921	2,155,919
MassMutual Blue Chip Growth Fund, Class I (a)	545,532	12,148,990
MassMutual Diversified Value Fund, Class I (a)	1,134,415	11,865,977
MassMutual Equity Opportunities Fund, Class I (a)	723,557	14,232,358
MassMutual International Equity Fund, Class I (a)	404,331	3,780,490
MassMutual Mid Cap Growth Fund, Class I (a)	131,703	2,888,242
MassMutual Mid Cap Value Fund, Class I (a)	231,527	2,998,271
MassMutual Overseas Fund, Class I (a)	766,253	7,302,391
MassMutual Small Cap Growth Equity Fund, Class I (a) (b)	47,518	804,949
MassMutual Small Cap Value Equity Fund, Class I (a)	170,318	1,561,813
MassMutual Strategic Emerging Markets Fund, Class I (a)	132,739	1,430,928
MM Equity Asset Fund, Class I (a)	2,914,415	25,938,296
Vanguard Developed Markets Index Fund, Institutional Shares	486,528	8,270,984
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	44,275	1,761,701
Vanguard Mid-Cap Index Fund, Admiral Shares	13,286	4,341,057
Vanguard Small-Cap Index Fund, Admiral Shares	14,991	1,704,513
		103,843,687
Fixed Income Funds — 19.2%
Invesco International Bond Fund, Class R6	285,099	1,280,093
MassMutual Core Bond Fund, Class I (a)	1,175,313	10,930,409
MassMutual Global Floating Rate Fund, Class I (a)	7,700	67,604
MassMutual High Yield Fund, Class I (a)	7,967	65,009
MassMutual Inflation-Protected and Income Fund, Class I (a)	13,612	129,719
MassMutual Short-Duration Bond Fund, Class I (a)	214,588	1,982,789
MassMutual Total Return Bond Fund, Class I (a)	806,784	6,978,684

	Number of Shares	Value
Vanguard Long-Term Treasury Index Fund, Admiral Shares	52,635	$1,085,331
Vanguard Total Bond Market Index Fund, Admiral Shares	216,801	2,139,830
		24,659,468
TOTAL MUTUAL FUNDS (Cost $117,235,087)		128,503,155
TOTAL LONG-TERM INVESTMENTS (Cost $117,235,087)		128,503,155
TOTAL INVESTMENTS — 100.1% (Cost $117,235,087) (c)		128,503,155
Other Assets/ (Liabilities) — (0.1)%		(122,653)
NET ASSETS — 100.0%		$128,380,502

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
4

MassMutual RetireSMARTSM by JPMorgan In Retirement Fund — Portfolio of Investments

September 30, 2024

	Number of Shares	Value
Mutual Funds — 100.2%
Equity Funds — 40.6%
JPMorgan Emerging Markets Research Enhanced Equity Fund, Class R6	50,716	$900,709
JPMorgan Large Cap Value Fund, Class R6	47,988	1,042,774
MassMutual Blue Chip Growth Fund, Class I (a)	85,195	1,897,283
MassMutual Diversified Value Fund, Class I (a)	190,688	1,994,595
MassMutual Equity Opportunities Fund, Class I (a)	122,195	2,403,572
MassMutual International Equity Fund, Class I (a)	149,132	1,394,389
MassMutual Mid Cap Growth Fund, Class I (a)	31,001	679,852
MassMutual Mid Cap Value Fund, Class I (a)	51,958	672,856
MassMutual Overseas Fund, Class I (a)	248,725	2,370,353
MassMutual Small Cap Growth Equity Fund, Class I (a) (b)	18,753	317,673
MassMutual Small Cap Value Equity Fund, Class I (a)	45,230	414,763
MassMutual Strategic Emerging Markets Fund, Class I (a)	154,016	1,660,288
MM Equity Asset Fund, Class I (a)	820,956	7,306,506
Vanguard Developed Markets Index Fund, Admiral Shares	189,101	3,209,054
Vanguard Mid-Cap Index Fund, Admiral Shares	1,905	622,418
Vanguard Real Estate Index Fund, Admiral Shares	4,296	593,274
Vanguard Small-Cap Index Fund, Admiral Shares	3,165	359,854
		27,840,213
Fixed Income Funds — 59.6%
JPMorgan Emerging Markets Debt Fund, Class R6	193,835	1,244,422
JPMorgan U.S. Government Money Market Fund, Class IM	3,363,388	3,363,388
MassMutual Core Bond Fund, Class I (a)	2,096,829	19,500,512
MassMutual High Yield Fund, Class I (a)	563,221	4,595,887
MassMutual Inflation-Protected and Income Fund, Class I (a)	362,941	3,458,831
MassMutual Total Return Bond Fund, Class I (a)	573,573	4,961,403

	Number of Shares	Value
Vanguard Total Bond Market Index Fund, Admiral Shares	384,754	$3,797,526
		40,921,969
TOTAL MUTUAL FUNDS (Cost $65,084,810)		68,762,182
TOTAL LONG-TERM INVESTMENTS (Cost $65,084,810)		68,762,182
TOTAL INVESTMENTS — 100.2% (Cost $65,084,810) (c)		68,762,182
Other Assets/ (Liabilities) — (0.2)%		(145,334)
NET ASSETS — 100.0%		$68,616,848

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
5

MassMutual RetireSMARTSM by JPMorgan 2020 Fund — Portfolio of Investments

September 30, 2024

	Number of Shares	Value
Mutual Funds — 100.2%
Equity Funds — 40.6%
JPMorgan Emerging Markets Research Enhanced Equity Fund, Class R6	78,273	$1,390,136
JPMorgan Large Cap Value Fund, Class R6	75,091	1,631,728
MassMutual Blue Chip Growth Fund, Class I (a)	130,900	2,915,142
MassMutual Diversified Value Fund, Class I (a)	293,349	3,068,433
MassMutual Equity Opportunities Fund, Class I (a)	190,184	3,740,920
MassMutual International Equity Fund, Class I (a)	234,123	2,189,053
MassMutual Mid Cap Growth Fund, Class I (a)	48,695	1,067,878
MassMutual Mid Cap Value Fund, Class I (a)	84,486	1,094,089
MassMutual Overseas Fund, Class I (a)	365,193	3,480,286
MassMutual Small Cap Growth Equity Fund, Class I (a) (b)	30,595	518,281
MassMutual Small Cap Value Equity Fund, Class I (a)	73,856	677,256
MassMutual Strategic Emerging Markets Fund, Class I (a)	242,374	2,612,796
MM Equity Asset Fund, Class I (a)	1,239,354	11,030,247
Vanguard Developed Markets Index Fund, Institutional Shares	296,257	5,036,371
Vanguard Mid-Cap Index Fund, Admiral Shares	3,059	999,677
Vanguard Real Estate Index Fund, Admiral Shares	6,739	930,582
Vanguard Small-Cap Index Fund, Admiral Shares	4,978	566,012
		42,948,887
Fixed Income Funds — 59.6%
JPMorgan Emerging Markets Debt Fund, Class R6	315,314	2,024,318
JPMorgan U.S. Government Money Market Fund, Class IM	5,484,395	5,484,395
MassMutual Core Bond Fund, Class I (a)	3,163,068	29,416,536
MassMutual High Yield Fund, Class I (a)	884,205	7,215,116
MassMutual Inflation-Protected and Income Fund, Class I (a)	577,828	5,506,703
MassMutual Total Return Bond Fund, Class I (a)	872,473	7,546,895

	Number of Shares	Value
Vanguard Total Bond Market Index Fund, Institutional Shares	603,533	$5,956,871
		63,150,834
TOTAL MUTUAL FUNDS (Cost $100,004,738)		106,099,721
TOTAL LONG-TERM INVESTMENTS (Cost $100,004,738)		106,099,721
TOTAL INVESTMENTS — 100.2% (Cost $100,004,738) (c)		106,099,721
Other Assets/ (Liabilities) — (0.2)%		(179,691)
NET ASSETS — 100.0%		$105,920,030

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
6

MassMutual RetireSMARTSM by JPMorgan 2025 Fund — Portfolio of Investments

September 30, 2024

	Number of Shares	Value
Mutual Funds — 100.1%
Equity Funds — 45.7%
JPMorgan Emerging Markets Research Enhanced Equity Fund, Class R6	102,875	$1,827,061
JPMorgan Large Cap Value Fund, Class R6	101,830	2,212,775
MassMutual Blue Chip Growth Fund, Class I (a)	175,651	3,911,756
MassMutual Diversified Value Fund, Class I (a)	394,013	4,121,375
MassMutual Equity Opportunities Fund, Class I (a)	252,308	4,962,906
MassMutual International Equity Fund, Class I (a)	307,630	2,876,340
MassMutual Mid Cap Growth Fund, Class I (a)	64,033	1,404,241
MassMutual Mid Cap Value Fund, Class I (a)	107,609	1,393,536
MassMutual Overseas Fund, Class I (a)	504,804	4,810,785
MassMutual Small Cap Growth Equity Fund, Class I (a) (b)	38,978	660,283
MassMutual Small Cap Value Equity Fund, Class I (a)	93,273	855,314
MassMutual Strategic Emerging Markets Fund, Class I (a)	318,016	3,428,216
MM Equity Asset Fund, Class I (a)	1,678,211	14,936,076
Vanguard Developed Markets Index Fund, Institutional Shares	398,263	6,770,478
Vanguard Mid-Cap Index Fund, Admiral Shares	4,236	1,384,179
Vanguard Real Estate Index Fund, Admiral Shares	9,065	1,251,787
Vanguard Small-Cap Index Fund, Admiral Shares	6,636	754,526
		57,561,634
Fixed Income Funds — 54.4%
JPMorgan Emerging Markets Debt Fund, Class R6	325,901	2,092,285
JPMorgan U.S. Government Money Market Fund, Class IM	3,742,775	3,742,775
MassMutual Core Bond Fund, Class I (a)	3,673,690	34,165,313
MassMutual High Yield Fund, Class I (a)	946,422	7,722,803
MassMutual Inflation-Protected and Income Fund, Class I (a)	542,869	5,173,538
MassMutual Total Return Bond Fund, Class I (a)	1,006,295	8,704,448

	Number of Shares	Value
Vanguard Total Bond Market Index Fund, Institutional Shares	692,906	$6,838,978
		68,440,140
TOTAL MUTUAL FUNDS (Cost $118,902,196)		126,001,774
TOTAL LONG-TERM INVESTMENTS (Cost $118,902,196)		126,001,774
TOTAL INVESTMENTS — 100.1% (Cost $118,902,196) (c)		126,001,774
Other Assets/ (Liabilities) — (0.1)%		(144,926)
NET ASSETS — 100.0%		$125,856,848

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
7

MassMutual RetireSMARTSM by JPMorgan 2030 Fund — Portfolio of Investments

September 30, 2024

	Number of Shares	Value
Mutual Funds — 100.1%
Equity Funds — 58.7%
JPMorgan Emerging Markets Research Enhanced Equity Fund, Class R6	280,807	$4,987,132
JPMorgan Large Cap Value Fund, Class R6	270,408	5,875,959
MassMutual Blue Chip Growth Fund, Class I (a)	469,198	10,449,041
MassMutual Diversified Value Fund, Class I (a)	1,060,182	11,089,507
MassMutual Equity Opportunities Fund, Class I (a)	669,342	13,165,955
MassMutual International Equity Fund, Class I (a)	826,236	7,725,302
MassMutual Mid Cap Growth Fund, Class I (a)	170,434	3,737,611
MassMutual Mid Cap Value Fund, Class I (a)	288,424	3,735,089
MassMutual Overseas Fund, Class I (a)	1,366,229	13,020,158
MassMutual Small Cap Growth Equity Fund, Class I (a) (b)	103,465	1,752,696
MassMutual Small Cap Value Equity Fund, Class I (a)	247,475	2,269,346
MassMutual Strategic Emerging Markets Fund, Class I (a)	852,365	9,188,498
MM Equity Asset Fund, Class I (a)	4,501,249	40,061,118
Vanguard Developed Markets Index Fund, Institutional Shares	1,039,273	17,667,633
Vanguard Mid-Cap Index Fund, Admiral Shares	10,522	3,438,209
Vanguard Real Estate Index Fund, Admiral Shares	23,364	3,226,337
Vanguard Small-Cap Index Fund, Admiral Shares	16,646	1,892,681
		153,282,272
Fixed Income Funds — 41.4%
JPMorgan Emerging Markets Debt Fund, Class R6	519,939	3,338,007
MassMutual Core Bond Fund, Class I (a)	6,589,519	61,282,530
MassMutual High Yield Fund, Class I (a)	1,479,606	12,073,588
MassMutual Inflation-Protected and Income Fund, Class I (a)	418,809	3,991,251
MassMutual Total Return Bond Fund, Class I (a)	1,801,538	15,583,302

	Number of Shares	Value
Vanguard Total Bond Market Index Fund, Institutional Shares	1,204,488	$11,888,292
		108,156,970
TOTAL MUTUAL FUNDS (Cost $240,914,289)		261,439,242
TOTAL LONG-TERM INVESTMENTS (Cost $240,914,289)		261,439,242
TOTAL INVESTMENTS — 100.1% (Cost $240,914,289) (c)		261,439,242
Other Assets/ (Liabilities) — (0.1)%		(298,341)
NET ASSETS — 100.0%		$261,140,901

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
8

MassMutual RetireSMARTSM by JPMorgan 2035 Fund — Portfolio of Investments

September 30, 2024

	Number of Shares	Value
Mutual Funds — 100.1%
Equity Funds — 70.9%
JPMorgan Emerging Markets Research Enhanced Equity Fund, Class R6	375,537	$6,669,529
JPMorgan Large Cap Value Fund, Class R6	187,863	4,082,260
MassMutual Blue Chip Growth Fund, Class I (a)	528,424	11,767,992
MassMutual Diversified Value Fund, Class I (a)	712,582	7,453,608
MassMutual Equity Opportunities Fund, Class I (a)	297,929	5,860,262
MassMutual International Equity Fund, Class I (a)	743,671	6,953,324
MassMutual Mid Cap Growth Fund, Class I (a)	121,866	2,672,517
MassMutual Mid Cap Value Fund, Class I (a)	204,191	2,644,276
MassMutual Overseas Fund, Class I (a)	1,165,156	11,103,932
MassMutual Small Cap Growth Equity Fund, Class I (a) (b)	72,694	1,231,440
MassMutual Small Cap Value Equity Fund, Class I (a)	172,760	1,584,208
MassMutual Strategic Emerging Markets Fund, Class I (a)	330,682	3,564,753
MM Equity Asset Fund, Class I (a)	3,303,049	29,397,137
Vanguard Developed Markets Index Fund, Institutional Shares	592,996	10,080,925
Vanguard Mid-Cap Index Fund, Admiral Shares	7,929	2,590,769
Vanguard Real Estate Index Fund, Admiral Shares	18,775	2,592,694
Vanguard Small-Cap Index Fund, Admiral Shares	12,212	1,388,508
		111,638,134
Fixed Income Funds — 29.2%
JPMorgan Emerging Markets Debt Fund, Class R6	214,321	1,375,940
MassMutual Core Bond Fund, Class I (a)	2,423,270	22,536,407
MassMutual High Yield Fund, Class I (a)	624,926	5,099,393
MassMutual Total Return Bond Fund, Class I (a)	1,723,023	14,904,153

	Number of Shares	Value
Vanguard Total Bond Market Index Fund, Admiral Shares	207,153	$2,044,596
		45,960,489
TOTAL MUTUAL FUNDS (Cost $144,402,071)		157,598,623
TOTAL LONG-TERM INVESTMENTS (Cost $144,402,071)		157,598,623
TOTAL INVESTMENTS — 100.1% (Cost $144,402,071) (c)		157,598,623
Other Assets/ (Liabilities) — (0.1)%		(173,575)
NET ASSETS — 100.0%		$157,425,048

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
9

MassMutual RetireSMARTSM by JPMorgan 2040 Fund — Portfolio of Investments

September 30, 2024

	Number of Shares	Value
Mutual Funds — 100.1%
Equity Funds — 80.6%
JPMorgan Emerging Markets Research Enhanced Equity Fund, Class R6	562,916	$9,997,381
JPMorgan Large Cap Value Fund, Class R6	278,114	6,043,416
MassMutual Blue Chip Growth Fund, Class I (a)	772,114	17,194,984
MassMutual Diversified Value Fund, Class I (a)	1,039,774	10,876,037
MassMutual Equity Opportunities Fund, Class I (a)	445,386	8,760,747
MassMutual International Equity Fund, Class I (a)	1,103,324	10,316,079
MassMutual Mid Cap Growth Fund, Class I (a)	182,191	3,995,448
MassMutual Mid Cap Value Fund, Class I (a)	305,352	3,954,308
MassMutual Overseas Fund, Class I (a)	1,703,303	16,232,475
MassMutual Small Cap Growth Equity Fund, Class I (a) (b)	108,705	1,841,469
MassMutual Small Cap Value Equity Fund, Class I (a)	260,760	2,391,169
MassMutual Strategic Emerging Markets Fund, Class I (a)	482,954	5,206,248
MM Equity Asset Fund, Class I (a)	4,825,558	42,947,470
Vanguard Developed Markets Index Fund, Institutional Shares	853,444	14,508,550
Vanguard Mid-Cap Index Fund, Admiral Shares	11,371	3,715,440
Vanguard Real Estate Index Fund, Admiral Shares	25,938	3,581,790
Vanguard Small-Cap Index Fund, Admiral Shares	17,559	1,996,436
		163,559,447
Fixed Income Funds — 19.5%
JPMorgan Emerging Markets Debt Fund, Class R6	188,792	1,212,047
MassMutual Core Bond Fund, Class I (a)	2,079,904	19,343,108
MassMutual High Yield Fund, Class I (a)	541,977	4,422,534
MassMutual Total Return Bond Fund, Class I (a)	1,482,312	12,821,999

	Number of Shares	Value
Vanguard Total Bond Market Index Fund, Admiral Shares	175,150	$1,728,730
		39,528,418
TOTAL MUTUAL FUNDS (Cost $180,900,541)		203,087,865
TOTAL LONG-TERM INVESTMENTS (Cost $180,900,541)		203,087,865
TOTAL INVESTMENTS — 100.1% (Cost $180,900,541) (c)		203,087,865
Other Assets/ (Liabilities) — (0.1)%		(202,302)
NET ASSETS — 100.0%		$202,885,563

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
10

MassMutual RetireSMARTSM by JPMorgan 2045 Fund — Portfolio of Investments

September 30, 2024

	Number of Shares	Value
Mutual Funds — 100.1%
Equity Funds — 88.1%
JPMorgan Emerging Markets Research Enhanced Equity Fund, Class R6	378,115	$6,715,325
JPMorgan Large Cap Value Fund, Class R6	188,120	4,087,846
MassMutual Blue Chip Growth Fund, Class I (a)	528,393	11,767,315
MassMutual Diversified Value Fund, Class I (a)	712,485	7,452,591
MassMutual Equity Opportunities Fund, Class I (a)	298,680	5,875,039
MassMutual International Equity Fund, Class I (a)	747,420	6,988,381
MassMutual Mid Cap Growth Fund, Class I (a)	122,928	2,695,811
MassMutual Mid Cap Value Fund, Class I (a)	206,038	2,668,189
MassMutual Overseas Fund, Class I (a)	1,166,136	11,113,272
MassMutual Small Cap Growth Equity Fund, Class I (a) (b)	73,138	1,238,955
MassMutual Small Cap Value Equity Fund, Class I (a)	174,614	1,601,208
MassMutual Strategic Emerging Markets Fund, Class I (a)	329,779	3,555,020
MM Equity Asset Fund, Class I (a)	3,304,865	29,413,297
Vanguard Developed Markets Index Fund, Institutional Shares	586,844	9,976,346
Vanguard Mid-Cap Index Fund, Admiral Shares	7,756	2,534,295
Vanguard Real Estate Index Fund, Admiral Shares	17,783	2,455,657
Vanguard Small-Cap Index Fund, Admiral Shares	11,908	1,353,967
		111,492,514
Fixed Income Funds — 12.0%
JPMorgan Emerging Markets Debt Fund, Class R6	72,160	463,270
MassMutual Core Bond Fund, Class I (a)	801,645	7,455,299
MassMutual High Yield Fund, Class I (a)	207,060	1,689,614
MassMutual Total Return Bond Fund, Class I (a)	569,354	4,924,913

	Number of Shares	Value
Vanguard Total Bond Market Index Fund, Admiral Shares	67,793	$669,113
		15,202,209
TOTAL MUTUAL FUNDS (Cost $112,748,597)		126,694,723
TOTAL LONG-TERM INVESTMENTS (Cost $112,748,597)		126,694,723
TOTAL INVESTMENTS — 100.1% (Cost $112,748,597) (c)		126,694,723
Other Assets/ (Liabilities) — (0.1)%		(134,052)
NET ASSETS — 100.0%		$126,560,671

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
11

MassMutual RetireSMARTSM by JPMorgan 2050 Fund — Portfolio of Investments

September 30, 2024

	Number of Shares	Value
Mutual Funds — 100.1%
Equity Funds — 92.2%
JPMorgan Emerging Markets Research Enhanced Equity Fund, Class R6	496,583	$8,819,307
JPMorgan Large Cap Value Fund, Class R6	246,173	5,349,350
MassMutual Blue Chip Growth Fund, Class I (a)	693,968	15,454,677
MassMutual Diversified Value Fund, Class I (a)	936,090	9,791,504
MassMutual Equity Opportunities Fund, Class I (a)	389,797	7,667,302
MassMutual International Equity Fund, Class I (a)	983,334	9,194,169
MassMutual Mid Cap Growth Fund, Class I (a)	160,881	3,528,121
MassMutual Mid Cap Value Fund, Class I (a)	269,649	3,491,958
MassMutual Overseas Fund, Class I (a)	1,538,562	14,662,498
MassMutual Small Cap Growth Equity Fund, Class I (a) (b)	95,770	1,622,345
MassMutual Small Cap Value Equity Fund, Class I (a)	227,945	2,090,252
MassMutual Strategic Emerging Markets Fund, Class I (a)	430,287	4,638,495
MM Equity Asset Fund, Class I (a)	4,328,650	38,524,986
Vanguard Developed Markets Index Fund, Institutional Shares	754,083	12,819,405
Vanguard Mid-Cap Index Fund, Admiral Shares	9,762	3,189,791
Vanguard Real Estate Index Fund, Admiral Shares	22,866	3,157,621
Vanguard Small-Cap Index Fund, Admiral Shares	14,989	1,704,205
		145,705,986
Fixed Income Funds — 7.9%
JPMorgan Emerging Markets Debt Fund, Class R6	61,025	391,781
MassMutual Core Bond Fund, Class I (a)	654,336	6,085,320
MassMutual High Yield Fund, Class I (a)	171,906	1,402,755
MassMutual Total Return Bond Fund, Class I (a)	464,928	4,021,624

	Number of Shares	Value
Vanguard Total Bond Market Index Fund, Admiral Shares	54,254	$535,492
		12,436,972
TOTAL MUTUAL FUNDS (Cost $138,319,528)		158,142,958
TOTAL LONG-TERM INVESTMENTS (Cost $138,319,528)		158,142,958
TOTAL INVESTMENTS — 100.1% (Cost $138,319,528) (c)		158,142,958
Other Assets/ (Liabilities) — (0.1)%		(144,883)
NET ASSETS — 100.0%		$157,998,075

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
12

MassMutual RetireSMARTSM by JPMorgan 2055 Fund — Portfolio of Investments

September 30, 2024

	Number of Shares	Value
Mutual Funds — 100.1%
Equity Funds — 92.2%
JPMorgan Emerging Markets Research Enhanced Equity Fund, Class R6	216,801	$3,850,383
JPMorgan Large Cap Value Fund, Class R6	109,345	2,376,073
MassMutual Blue Chip Growth Fund, Class I (a)	305,512	6,803,757
MassMutual Diversified Value Fund, Class I (a)	414,552	4,336,216
MassMutual Equity Opportunities Fund, Class I (a)	172,653	3,396,077
MassMutual International Equity Fund, Class I (a)	430,292	4,023,227
MassMutual Mid Cap Growth Fund, Class I (a)	70,974	1,556,452
MassMutual Mid Cap Value Fund, Class I (a)	118,950	1,540,401
MassMutual Overseas Fund, Class I (a)	671,232	6,396,842
MassMutual Small Cap Growth Equity Fund, Class I (a) (b)	42,133	713,738
MassMutual Small Cap Value Equity Fund, Class I (a)	100,314	919,883
MassMutual Strategic Emerging Markets Fund, Class I (a)	189,896	2,047,074
MM Equity Asset Fund, Class I (a)	1,908,656	16,987,035
Vanguard Developed Markets Index Fund, Institutional Shares	346,134	5,884,272
Vanguard Mid-Cap Index Fund, Admiral Shares	4,567	1,492,402
Vanguard Real Estate Index Fund, Admiral Shares	10,159	1,402,853
Vanguard Small-Cap Index Fund, Admiral Shares	7,013	797,350
		64,524,035
Fixed Income Funds — 7.9%
JPMorgan Emerging Markets Debt Fund, Class R6	27,192	174,570
MassMutual Core Bond Fund, Class I (a)	289,604	2,693,314
MassMutual High Yield Fund, Class I (a)	76,200	621,792
MassMutual Total Return Bond Fund, Class I (a)	205,486	1,777,456

	Number of Shares	Value
Vanguard Total Bond Market Index Fund, Admiral Shares	24,907	$245,829
		5,512,961
TOTAL MUTUAL FUNDS (Cost $61,613,804)		70,036,996
TOTAL LONG-TERM INVESTMENTS (Cost $61,613,804)		70,036,996
TOTAL INVESTMENTS — 100.1% (Cost $61,613,804) (c)		70,036,996
Other Assets/ (Liabilities) — (0.1)%		(82,191)
NET ASSETS — 100.0%		$69,954,805

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
13

MassMutual RetireSMARTSM by JPMorgan 2060 Fund — Portfolio of Investments

September 30, 2024

	Number of Shares	Value
Mutual Funds — 100.2%
Equity Funds — 92.3%
JPMorgan Emerging Markets Research Enhanced Equity Fund, Class R6	89,596	$1,591,218
JPMorgan Large Cap Value Fund, Class R6	44,048	957,154
MassMutual Blue Chip Growth Fund, Class I (a)	124,923	2,782,042
MassMutual Diversified Value Fund, Class I (a)	169,129	1,769,094
MassMutual Equity Opportunities Fund, Class I (a)	69,733	1,371,652
MassMutual International Equity Fund, Class I (a)	175,801	1,643,739
MassMutual Mid Cap Growth Fund, Class I (a)	28,916	634,130
MassMutual Mid Cap Value Fund, Class I (a)	48,460	627,553
MassMutual Overseas Fund, Class I (a)	279,048	2,659,325
MassMutual Small Cap Growth Equity Fund, Class I (a) (b)	17,217	291,648
MassMutual Small Cap Value Equity Fund, Class I (a)	40,963	375,629
MassMutual Strategic Emerging Markets Fund, Class I (a)	78,398	845,126
MM Equity Asset Fund, Class I (a)	784,372	6,980,910
Vanguard Developed Markets Index Fund, Admiral Shares	135,659	2,302,136
Vanguard Mid-Cap Index Fund, Admiral Shares	1,728	564,568
Vanguard Real Estate Index Fund, Admiral Shares	4,228	583,866
Vanguard Small-Cap Index Fund, Admiral Shares	2,653	301,639
		26,281,429
Fixed Income Funds — 7.9%
JPMorgan Emerging Markets Debt Fund, Class R6	10,933	70,191
MassMutual Core Bond Fund, Class I (a)	118,257	1,099,792
MassMutual High Yield Fund, Class I (a)	30,791	251,255
MassMutual Total Return Bond Fund, Class I (a)	84,042	726,966

	Number of Shares	Value
Vanguard Total Bond Market Index Fund, Admiral Shares	9,748	$96,211
		2,244,415
TOTAL MUTUAL FUNDS (Cost $25,055,877)		28,525,844
TOTAL LONG-TERM INVESTMENTS (Cost $25,055,877)		28,525,844
TOTAL INVESTMENTS — 100.2% (Cost $25,055,877) (c)		28,525,844
Other Assets/ (Liabilities) — (0.2)%		(56,380)
NET ASSETS — 100.0%		$28,469,464

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
14

MassMutual RetireSMARTSM by JPMorgan 2065 Fund — Portfolio of Investments

September 30, 2024

	Number of Shares	Value
Mutual Funds — 102.8%
Equity Funds — 94.7%
JPMorgan Emerging Markets Research Enhanced Equity Fund, Class R6	4,432	$78,721
JPMorgan Large Cap Value Fund, Class R6	2,177	47,300
MassMutual Blue Chip Growth Fund, Class I (a)	6,054	134,829
MassMutual Diversified Value Fund, Class I (a)	8,286	86,667
MassMutual Equity Opportunities Fund, Class I (a)	3,423	67,339
MassMutual International Equity Fund, Class I (a)	8,772	82,018
MassMutual Mid Cap Growth Fund, Class I (a)	1,415	31,029
MassMutual Mid Cap Value Fund, Class I (a)	2,376	30,769
MassMutual Overseas Fund, Class I (a)	13,636	129,954
MassMutual Small Cap Growth Equity Fund, Class I (a) (b)	864	14,637
MassMutual Small Cap Value Equity Fund, Class I (a)	2,089	19,156
MassMutual Strategic Emerging Markets Fund, Class I (a)	3,864	41,658
MM Equity Asset Fund, Class I (a)	37,831	336,700
Vanguard Developed Markets Index Fund, Admiral Shares	6,138	104,168
Vanguard Mid-Cap Index Fund, Admiral Shares	77	25,159
Vanguard Real Estate Index Fund, Admiral Shares	180	24,803
Vanguard Small-Cap Index Fund, Admiral Shares	116	13,211
		1,268,118
Fixed Income Funds — 8.1%
JPMorgan Emerging Markets Debt Fund, Class R6	535	3,433
MassMutual Core Bond Fund, Class I (a)	5,736	53,343
MassMutual High Yield Fund, Class I (a)	1,507	12,300
MassMutual Total Return Bond Fund, Class I (a)	4,051	35,037

	Number of Shares	Value
Vanguard Total Bond Market Index Fund, Admiral Shares	440	$4,348
		108,461
TOTAL MUTUAL FUNDS (Cost $1,235,528)		1,376,579
TOTAL LONG-TERM INVESTMENTS (Cost $1,235,528)		1,376,579
TOTAL INVESTMENTS — 102.8% (Cost $1,235,528) (c)		1,376,579
Other Assets/ (Liabilities) — (2.8)%		(37,312)
NET ASSETS — 100.0%		$1,339,267

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
15

MassMutual Select T. Rowe Price Retirement Balanced Fund — Portfolio of Investments

September 30, 2024

	Number of Shares	Value
Mutual Funds — 100.0%
Equity Funds — 41.3%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	1,932,569	$23,306,783
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	2,604,446	42,270,152
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	483,382	6,148,614
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	821,763	11,471,808
T. Rowe Price Hedged Equity Fund, Class I	732,568	9,230,357
		92,427,714
Fixed Income Funds — 58.7%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	5,184,339	46,503,517
T. Rowe Price Dynamic Credit Fund, Class I	339,900	3,025,114
T. Rowe Price Dynamic Global Bond Fund, Class I	997,733	7,662,587
T. Rowe Price Emerging Markets Bond Fund, Class I	863,818	8,163,085
T. Rowe Price Institutional Floating Rate Fund, Institutional Shares	257,730	2,435,551
T. Rowe Price Institutional High Yield Fund, Institutional Shares	950,261	7,554,576
T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	9,021,438	43,393,118
T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	906,314	7,114,564
T. Rowe Price U.S. Treasury Money Fund, Inc., Class I	5,556,935	5,556,935
		131,409,047
TOTAL MUTUAL FUNDS (Cost $212,170,195)		223,836,761
TOTAL LONG-TERM INVESTMENTS (Cost $212,170,195)		223,836,761
TOTAL INVESTMENTS — 100.0% (Cost $212,170,195) (b)		223,836,761
Other Assets/ (Liabilities) — (0.0)%		(58,738)
NET ASSETS — 100.0%		$223,778,023

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
16

MassMutual Select T. Rowe Price Retirement 2005 Fund — Portfolio of Investments

September 30, 2024

	Number of Shares	Value
Mutual Funds — 100.0%
Equity Funds — 43.0%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	153,644	$1,852,942
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	205,782	3,339,845
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	38,140	485,146
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	64,696	903,156
T. Rowe Price Hedged Equity Fund, Class I	58,271	734,221
		7,315,310
Fixed Income Funds — 57.0%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	401,455	3,601,049
T. Rowe Price Dynamic Credit Fund, Class I	25,611	227,936
T. Rowe Price Dynamic Global Bond Fund, Class I	75,510	579,913
T. Rowe Price Emerging Markets Bond Fund, Class I	65,660	620,485
T. Rowe Price Institutional Floating Rate Fund, Institutional Shares	19,881	187,877
T. Rowe Price Institutional High Yield Fund, Institutional Shares	73,548	584,707
T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	606,262	2,916,121
T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	71,711	562,930
T. Rowe Price U.S. Treasury Money Fund, Inc., Class I	419,545	419,545
		9,700,563
TOTAL MUTUAL FUNDS (Cost $15,495,099)		17,015,873
TOTAL LONG-TERM INVESTMENTS (Cost $15,495,099)		17,015,873
TOTAL INVESTMENTS — 100.0% (Cost $15,495,099) (b)		17,015,873
Other Assets/ (Liabilities) — (0.0)%		(3,968)
NET ASSETS — 100.0%		$17,011,905

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
17

MassMutual Select T. Rowe Price Retirement 2010 Fund — Portfolio of Investments

September 30, 2024

	Number of Shares	Value
Mutual Funds — 100.0%
Equity Funds — 46.8%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	875,547	$10,559,099
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	1,173,437	19,044,890
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	216,712	2,756,576
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	367,865	5,135,396
T. Rowe Price Hedged Equity Fund, Class I	331,046	4,171,182
		41,667,143
Fixed Income Funds — 53.2%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	1,999,762	17,937,868
T. Rowe Price Dynamic Credit Fund, Class I	123,009	1,094,784
T. Rowe Price Dynamic Global Bond Fund, Class I	376,101	2,888,459
T. Rowe Price Emerging Markets Bond Fund, Class I	324,971	3,070,979
T. Rowe Price Institutional Floating Rate Fund, Institutional Shares	97,164	918,204
T. Rowe Price Institutional High Yield Fund, Institutional Shares	361,238	2,871,839
T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	2,820,058	13,564,480
T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	375,425	2,947,084
T. Rowe Price U.S. Treasury Money Fund, Inc., Class I	2,111,487	2,111,487
		47,405,184
TOTAL MUTUAL FUNDS (Cost $83,764,301)		89,072,327
TOTAL LONG-TERM INVESTMENTS (Cost $83,764,301)		89,072,327
TOTAL INVESTMENTS — 100.0% (Cost $83,764,301) (b)		89,072,327
Other Assets/ (Liabilities) — (0.0)%		(25,044)
NET ASSETS — 100.0%		$89,047,283

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
18

MassMutual Select T. Rowe Price Retirement 2015 Fund — Portfolio of Investments

September 30, 2024

	Number of Shares	Value
Mutual Funds — 100.0%
Equity Funds — 49.7%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	1,034,688	$12,478,334
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	1,412,498	22,924,835
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	257,842	3,279,751
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	423,526	5,912,427
T. Rowe Price Hedged Equity Fund, Class I	392,719	4,948,254
		49,543,601
Fixed Income Funds — 50.3%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	2,177,248	19,529,916
T. Rowe Price Dynamic Credit Fund, Class I	133,505	1,188,198
T. Rowe Price Dynamic Global Bond Fund, Class I	399,848	3,070,829
T. Rowe Price Emerging Markets Bond Fund, Class I	344,619	3,256,646
T. Rowe Price Institutional Floating Rate Fund, Institutional Shares	104,540	987,900
T. Rowe Price Institutional High Yield Fund, Institutional Shares	388,932	3,092,010
T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	2,756,151	13,257,089
T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	418,993	3,289,098
T. Rowe Price U.S. Treasury Money Fund, Inc., Class I	2,376,896	2,376,896
		50,048,582
TOTAL MUTUAL FUNDS (Cost $93,094,241)		99,592,183
TOTAL LONG-TERM INVESTMENTS (Cost $93,094,241)		99,592,183
TOTAL INVESTMENTS — 100.0% (Cost $93,094,241) (b)		99,592,183
Other Assets/ (Liabilities) — (0.0)%		(25,018)
NET ASSETS — 100.0%		$99,567,165

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
19

MassMutual Select T. Rowe Price Retirement 2020 Fund — Portfolio of Investments

September 30, 2024

	Number of Shares	Value
Mutual Funds — 100.0%
Equity Funds — 52.8%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	4,012,636	$ 48,392,389
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	5,455,377	88,540,776
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	1,011,702	12,868,850
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	1,619,168	22,603,585
T. Rowe Price Hedged Equity Fund, Class I	1,520,533	19,158,711
		191,564,311
Fixed Income Funds — 47.2%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	7,675,296	68,847,407
T. Rowe Price Dynamic Credit Fund, Class I	458,750	4,082,877
T. Rowe Price Dynamic Global Bond Fund, Class I	1,420,287	10,907,804
T. Rowe Price Emerging Markets Bond Fund, Class I	1,187,301	11,219,997
T. Rowe Price Institutional Floating Rate Fund, Institutional Shares	361,636	3,417,460
T. Rowe Price Institutional High Yield Fund, Institutional Shares	1,355,737	10,778,112
T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	8,586,354	41,300,361
T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	1,499,794	11,773,386
T. Rowe Price U.S. Treasury Money Fund, Inc., Class I	8,879,143	8,879,143
		171,206,547
TOTAL MUTUAL FUNDS (Cost $334,878,696)		362,770,858
TOTAL LONG-TERM INVESTMENTS (Cost $334,878,696)		362,770,858
TOTAL INVESTMENTS — 100.0% (Cost $334,878,696) (b)		362,770,858
Other Assets/ (Liabilities) — (0.0)%		(151,683)
NET ASSETS — 100.0%		$362,619,175

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
20

MassMutual Select T. Rowe Price Retirement 2025 Fund — Portfolio of Investments

September 30, 2024

	Number of Shares	Value
Mutual Funds — 100.0%
Equity Funds — 57.8%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	5,046,726	$ 60,863,517
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	6,947,802	112,762,818
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	1,268,247	16,132,097
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	2,035,692	28,418,267
T. Rowe Price Hedged Equity Fund, Class I	1,712,379	21,575,975
		239,752,674
Fixed Income Funds — 42.2%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	8,134,242	72,964,148
T. Rowe Price Dynamic Credit Fund, Class I	416,450	3,706,406
T. Rowe Price Dynamic Global Bond Fund, Class I	1,499,796	11,518,434
T. Rowe Price Emerging Markets Bond Fund, Class I	1,198,635	11,327,097
T. Rowe Price Institutional Floating Rate Fund, Institutional Shares	375,068	3,544,392
T. Rowe Price Institutional High Yield Fund, Institutional Shares	1,310,319	10,417,033
T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	7,808,890	37,560,760
T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	1,748,920	13,729,020
T. Rowe Price U.S. Treasury Money Fund, Inc., Class I	10,202,755	10,202,755
		174,970,045
TOTAL MUTUAL FUNDS (Cost $379,527,691)		414,722,719
TOTAL LONG-TERM INVESTMENTS (Cost $379,527,691)		414,722,719
TOTAL INVESTMENTS — 100.0% (Cost $379,527,691) (b)		414,722,719
Other Assets/ (Liabilities) — (0.0)%		(164,451)
NET ASSETS — 100.0%		$414,558,268

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
21

MassMutual Select T. Rowe Price Retirement 2030 Fund — Portfolio of Investments

September 30, 2024

	Number of Shares	Value
Mutual Funds — 100.1%
Equity Funds — 68.2%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	16,366,900	$197,384,815
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	22,403,379	363,606,838
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	3,854,532	49,029,644
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	6,668,583	93,093,422
T. Rowe Price Hedged Equity Fund, Class I	2,360,150	29,737,885
		732,852,604
Fixed Income Funds — 31.9%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	17,521,746	157,170,062
T. Rowe Price Dynamic Credit Fund, Class I	341,440	3,038,813
T. Rowe Price Dynamic Global Bond Fund, Class I	3,184,556	24,457,393
T. Rowe Price Emerging Markets Bond Fund, Class I	2,379,723	22,488,381
T. Rowe Price Institutional Floating Rate Fund, Institutional Shares	758,252	7,165,483
T. Rowe Price Institutional High Yield Fund, Institutional Shares	2,623,017	20,852,985
T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	9,544,983	45,911,368
T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	4,789,339	37,596,314
T. Rowe Price U.S. Treasury Money Fund, Inc., Class I	24,439,926	24,439,926
		343,120,725
TOTAL MUTUAL FUNDS (Cost $973,945,908)		1,075,973,329
TOTAL LONG-TERM INVESTMENTS (Cost $973,945,908)		1,075,973,329
TOTAL INVESTMENTS — 100.1% (Cost $973,945,908) (b)		1,075,973,329
Other Assets/ (Liabilities) — (0.1)%		(552,082)
NET ASSETS — 100.0%		$1,075,421,247

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
22

MassMutual Select T. Rowe Price Retirement 2035 Fund — Portfolio of Investments

September 30, 2024

	Number of Shares	Value
Mutual Funds — 100.1%
Equity Funds — 79.9%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	12,217,616	$147,344,452
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	16,758,429	271,989,302
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	2,754,065	35,031,704
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	4,979,918	69,519,659
		523,885,117
Fixed Income Funds — 20.2%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	7,621,873	68,368,203
T. Rowe Price Dynamic Global Bond Fund, Class I	1,397,205	10,730,532
T. Rowe Price Emerging Markets Bond Fund, Class I	902,834	8,531,778
T. Rowe Price Institutional Floating Rate Fund, Institutional Shares	289,333	2,734,200
T. Rowe Price Institutional High Yield Fund, Institutional Shares	1,000,937	7,957,449
T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	320,424	1,541,238
T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	2,591,877	20,346,233
T. Rowe Price U.S. Treasury Money Fund, Inc., Class I	12,398,429	12,398,429
		132,608,062
TOTAL MUTUAL FUNDS (Cost $587,753,851)		656,493,179
TOTAL LONG-TERM INVESTMENTS (Cost $587,753,851)		656,493,179
TOTAL INVESTMENTS — 100.1% (Cost $587,753,851) (b)		656,493,179
Other Assets/ (Liabilities) — (0.1)%		(341,414)
NET ASSETS — 100.0%		$656,151,765

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
23

MassMutual Select T. Rowe Price Retirement 2040 Fund — Portfolio of Investments

September 30, 2024

	Number of Shares	Value
Mutual Funds — 100.1%
Equity Funds — 89.4%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	21,455,782	$258,756,731
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	29,643,105	481,107,586
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	4,844,045	61,616,255
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	8,819,787	123,124,230
		924,604,802
Fixed Income Funds — 10.7%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	5,981,157	53,650,979
T. Rowe Price Dynamic Global Bond Fund, Class I	1,061,422	8,151,723
T. Rowe Price Emerging Markets Bond Fund, Class I	541,385	5,116,089
T. Rowe Price Institutional Floating Rate Fund, Institutional Shares	176,312	1,666,150
T. Rowe Price Institutional High Yield Fund, Institutional Shares	635,905	5,055,443
T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	505,134	2,429,692
T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	2,382,513	18,702,725
T. Rowe Price U.S. Treasury Money Fund, Inc., Class I	16,013,050	16,013,050
		110,785,851
TOTAL MUTUAL FUNDS (Cost $915,991,651)		1,035,390,653
TOTAL LONG-TERM INVESTMENTS (Cost $915,991,651)		1,035,390,653
TOTAL INVESTMENTS — 100.1%
(Cost $915,991,651) (b)		1,035,390,653
Other Assets/ (Liabilities) — (0.1)%		(585,083)
NET ASSETS — 100.0%		$1,034,805,570

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
24

MassMutual Select T. Rowe Price Retirement 2045 Fund — Portfolio of Investments

September 30, 2024

	Number of Shares	Value
Mutual Funds — 100.1%
Equity Funds — 96.2%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	12,551,817	$151,374,909
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	17,447,262	283,169,066
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	2,829,518	35,991,474
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	5,112,552	71,371,228
		541,906,677
Fixed Income Funds — 3.9%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	919,827	8,250,847
T. Rowe Price Dynamic Global Bond Fund, Class I	145,276	1,115,718
T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	275,320	1,324,287
T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	537,166	4,216,755
T. Rowe Price U.S. Treasury Money Fund, Inc., Class I	7,059,616	7,059,616
		21,967,223
TOTAL MUTUAL FUNDS (Cost $493,991,655)		563,873,900
TOTAL LONG-TERM INVESTMENTS (Cost $493,991,655)		563,873,900
TOTAL INVESTMENTS — 100.1% (Cost $493,991,655) (b)		563,873,900
Other Assets/ (Liabilities) — (0.1)%		(306,045)
NET ASSETS — 100.0%		$563,567,855

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
25

MassMutual Select T. Rowe Price Retirement 2050 Fund — Portfolio of Investments

September 30, 2024

	Number of Shares	Value
Mutual Funds — 100.1%
Equity Funds — 98.0%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	19,071,144	$229,997,997
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	26,553,233	430,958,972
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	4,295,410	54,637,619
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	7,805,186	108,960,401
		824,554,989
Fixed Income Funds — 2.1%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	511,192	4,585,388
T. Rowe Price Dynamic Global Bond Fund, Class I	93,068	714,764
T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	411,705	1,980,303
T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	272,980	2,142,894
T. Rowe Price U.S. Treasury Money Fund, Inc., Class I	8,020,690	8,020,690
		17,444,039
TOTAL MUTUAL FUNDS (Cost $737,675,985)		841,999,028
TOTAL LONG-TERM INVESTMENTS (Cost $737,675,985)		841,999,028
TOTAL INVESTMENTS — 100.1% (Cost $737,675,985) (b)		841,999,028
Other Assets/ (Liabilities) — (0.1)%		(486,660)
NET ASSETS — 100.0%		$841,512,368

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
26

MassMutual Select T. Rowe Price Retirement 2055 Fund — Portfolio of Investments

September 30, 2024

	Number of Shares	Value
Mutual Funds — 100.1%
Equity Funds — 98.8%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	8,224,642	$99,189,182
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	11,462,204	186,031,566
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	1,848,403	23,511,684
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	3,342,598	46,662,670
		355,395,102
Fixed Income Funds — 1.3%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	169,435	1,519,830
T. Rowe Price Dynamic Global Bond Fund, Class I	36,256	278,444
T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	176,025	846,679
T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	89,021	698,818
T. Rowe Price U.S. Treasury Money Fund, Inc., Class I	1,391,276	1,391,276
		4,735,047
TOTAL MUTUAL FUNDS (Cost $307,589,372)		360,130,149
TOTAL LONG-TERM INVESTMENTS (Cost $307,589,372)		360,130,149
TOTAL INVESTMENTS — 100.1% (Cost $307,589,372) (b)		360,130,149
Other Assets/ (Liabilities) — (0.1)%		(200,222)
NET ASSETS — 100.0%		$359,929,927

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
27

MassMutual Select T. Rowe Price Retirement 2060 Fund — Portfolio of Investments

September 30, 2024

	Number of Shares	Value
Mutual Funds — 100.1%
Equity Funds — 98.8%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	6,613,686	$79,761,053
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	9,222,387	149,679,349
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	1,487,078	18,915,635
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	2,687,893	37,522,992
		285,879,029
Fixed Income Funds — 1.3%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	143,162	1,284,161
T. Rowe Price Dynamic Global Bond Fund, Class I	31,459	241,606
T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	141,327	679,785
T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	75,709	594,313
T. Rowe Price U.S. Treasury Money Fund, Inc., Class I	933,996	933,996
		3,733,861
TOTAL MUTUAL FUNDS (Cost $244,034,224)		289,612,890
TOTAL LONG-TERM INVESTMENTS (Cost $244,034,224)		289,612,890
TOTAL INVESTMENTS — 100.1% (Cost $244,034,224) (b)		289,612,890
Other Assets/ (Liabilities) — (0.1)%		(155,347)
NET ASSETS — 100.0%		$289,457,543

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
28

MassMutual Select T. Rowe Price Retirement 2065 Fund — Portfolio of Investments

September 30, 2024

	Number of Shares	Value
Mutual Funds — 100.0%
Equity Funds — 98.6%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	96,329	$1,161,727
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	134,382	2,181,026
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	21,656	275,468
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	39,515	551,628
		4,169,849
Fixed Income Funds — 1.4%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	2,016	18,085
T. Rowe Price Dynamic Global Bond Fund, Class I	487	3,738
T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	2,072	9,968
T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	995	7,814
T. Rowe Price U.S. Treasury Money Fund, Inc., Class I	17,871	17,871
		57,476
TOTAL MUTUAL FUNDS (Cost $3,790,578)		4,227,325
TOTAL LONG-TERM INVESTMENTS (Cost $3,790,578)		4,227,325
TOTAL INVESTMENTS — 100.0% (Cost $3,790,578) (b)		4,227,325
Other Assets/ (Liabilities) — (0.0)%		(569)
NET ASSETS — 100.0%		$4,226,756

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
29

MassMutual Funds

Statements of Assets and Liabilities
September 30, 2024

	MassMutual 20/80 Allocation Fund	MassMutual 40/60 Allocation Fund
Assets:
Investments, at value - unaffiliated issuers (Note 2) (a)	$30,537,311	$31,635,280
Investments, at value - affiliated issuers (Notes 2 & 7) (b)	158,602,482	153,970,076
Total investments	189,139,793	185,605,356
Receivables from:
Investments sold
Regular delivery	—	—
Fund shares sold	38,427	519,421
Investment adviser (Note 3)	—	—
Dividends	402,348	297,829
Prepaid expenses	39,323	39,323
Total assets	189,619,891	186,461,929
Liabilities:
Payables for:
Investments purchased
Regular delivery	478,106	780,813
Fund shares redeemed	2,299	64,317
Trustees’ fees and expenses (Note 3)	21,560	32,928
Affiliates (Note 3):
Administration fees	60,718	57,610
Service fees	12,898	62,711
Distribution fees	2,277	9,857
Accrued expense and other liabilities	60,580	60,614
Total liabilities	638,438	1,068,850
Net assets	$188,981,453	$185,393,079
Net assets consist of:
Paid-in capital	$199,141,871	$191,435,834
Accumulated earnings (loss)	(10,160,418)	(6,042,755)
Net assets	$188,981,453	$185,393,079

(a) Cost of investments - unaffiliated issuers:	$30,267,312	$30,109,036
(b) Cost of investments - affiliated issuers:	$163,224,018	$156,027,261

The accompanying notes are an integral part of the financial statements.
30

MassMutual 60/40 Allocation Fund	MassMutual 80/20 Allocation Fund	MassMutual RetireSMART by JPMorgan In Retirement Fund	MassMutual RetireSMART by JPMorgan 2020 Fund	MassMutual RetireSMART by JPMorgan 2025 Fund	MassMutual RetireSMART by JPMorgan 2030 Fund

$29,793,551	$ 23,396,236	$ 15,133,419	$ 24,020,090	$ 26,874,844	$ 52,314,250
134,886,026	105,106,919	53,628,763	82,079,631	99,126,930	209,124,992
164,679,577	128,503,155	68,762,182	106,099,721	126,001,774	261,439,242

374,738	—	—	189,662	—	—
66,014	57,406	12,987	31,745	37,302	799,523
—	—	16,460	16,324	21,200	14,370
178,548	72,036	131,829	206,205	219,645	334,522
39,323	39,323	31,199	31,491	33,682	31,025
165,338,200	128,671,920	68,954,657	106,575,148	126,313,603	262,618,682

196,521	127,991	151,579	225,025	273,412	1,151,878
438,093	6,028	3,586	218,726	1,857	12,424
27,094	11,496	28,680	49,002	15,061	51,361

55,683	46,515	40,076	44,032	45,206	69,660
36,298	30,907	19,439	37,266	39,524	79,042
8,177	9,313	8,131	16,884	20,656	45,229
60,346	59,168	86,318	64,183	61,039	68,187
822,212	291,418	337,809	655,118	456,755	1,477,781
$164,515,988	$128,380,502	$68,616,848	$105,920,030	$125,856,848	$261,140,901

$162,597,839	$121,096,736	$70,570,137	$115,052,784	$130,471,816	$266,353,138
1,918,149	7,283,766	(1,953,289)	(9,132,754)	(4,614,968)	(5,212,237)
$164,515,988	$128,380,502	$68,616,848	$105,920,030	$125,856,848	$261,140,901

$27,073,619	$19,526,719	$13,876,728	$22,787,474	$25,133,718	$46,532,076
$129,511,440	$97,708,368	$51,208,082	$77,217,264	$93,768,478	$194,382,213

The accompanying notes are an integral part of the financial statements.
31

MassMutual Funds (Continued)

Statements of Assets and Liabilities
September 30, 2024

	MassMutual 20/80 Allocation Fund	MassMutual 40/60 Allocation Fund
Class I shares:
Net assets	$15,540,752	$38,691,708
Shares outstanding (a)	1,663,801	4,143,380
Net asset value, offering price and redemption price per share	$9.34	$9.34
Class R5 shares:
Net assets	$2,822,166	$6,483,053
Shares outstanding (a)	302,594	693,379
Net asset value, offering price and redemption price per share	$9.33	$9.35
Service Class shares:
Net assets	$133,716,680	$14,614,901
Shares outstanding (a)	14,350,360	1,553,597
Net asset value, offering price and redemption price per share	$9.32	$9.41
Administrative Class shares:
Net assets	$16,113,333	$25,837,115
Shares outstanding (a)	1,721,261	2,747,445
Net asset value, offering price and redemption price per share	$9.36	$9.40
Class R4 shares:
Net assets	$5,313,712	$50,783,554
Shares outstanding (a)	558,458	5,475,079
Net asset value, offering price and redemption price per share	$9.51	$9.28
Class A shares:
Net assets	$11,577,959	$33,313,388
Shares outstanding (a)	1,229,956	3,526,263
Net asset value and redemption price per share	$9.41	$9.45
Maximum offering price per share (100/[100-maximum sales charge] of net asset value)	$9.96	$10.00
Class R3 shares:
Net assets	$3,789,343	$15,558,555
Shares outstanding (a)	411,579	1,684,516
Net asset value, offering price and redemption price per share	$9.21	$9.24
Class Y shares:
Net assets	$107,508	$110,805
Shares outstanding (a)	11,534	11,848
Net asset value, offering price and redemption price per share	$9.32	$9.35
(a) Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.
32

MassMutual 60/40 Allocation Fund	MassMutual 80/20 Allocation Fund	MassMutual RetireSMART by JPMorgan In Retirement Fund	MassMutual RetireSMART by JPMorgan 2020 Fund	MassMutual RetireSMART by JPMorgan 2025 Fund	MassMutual RetireSMART by JPMorgan 2030 Fund

$33,539,080	$ 40,542,726	$ 7,944,140	$ 20,355,466	$ 33,988,104	$ 45,778,008
3,565,393	3,739,988	734,579	1,739,713	2,966,955	3,804,563
$9.41	$10.84	$10.81	$11.70	$11.46	$12.03

$9,778,934	$4,487,816	$1,329,309	$2,904,927	$2,553,566	$6,124,200
1,038,823	413,063	122,263	247,627	219,975	508,520
$9.41	$10.86	$10.87	$11.73	$11.61	$12.04

$27,033,851	$18,611,471	$6,730,791	$6,794,116	$3,763,447	$18,524,238
2,855,972	1,711,927	619,246	576,506	327,441	1,534,786
$9.47	$10.87	$10.87	$11.78	$11.49	$12.07

$36,862,993	$16,496,228	$21,349,831	$16,621,574	$22,809,946	$64,439,824
3,891,248	1,516,346	1,964,992	1,417,331	1,997,592	5,364,171
$9.47	$10.88	$10.87	$11.73	$11.42	$12.01

$10,945,880	$15,104,440	$7,298,961	$13,058,446	$20,790,465	$24,211,696
1,168,542	1,417,684	685,572	1,146,528	1,857,544	2,059,227
$9.37	$10.65	$10.65	$11.39	$11.19	$11.76

$33,034,336	$18,504,216	$11,201,506	$19,211,568	$9,490,328	$29,713,899
3,464,734	1,702,002	1,032,732	1,647,360	830,587	2,488,309
$9.53	$10.87	$10.85	$11.66	$11.43	$11.94
$10.08	$11.50	$11.48	$12.34	$12.10	$12.63

$13,205,708	$14,513,447	$12,762,310	$26,973,933	$32,460,992	$72,349,036
1,418,358	1,372,572	1,210,843	2,423,123	2,909,638	6,303,898
$9.31	$10.57	$10.54	$11.13	$11.16	$11.48

$115,206	$120,158
12,240	11,062
$9.41	$10.86

The accompanying notes are an integral part of the financial statements.
33

MassMutual Funds (Continued)

Statements of Assets and Liabilities
September 30, 2024

	MassMutual RetireSMART by JPMorgan 2035 Fund	MassMutual RetireSMART by JPMorgan 2040 Fund
Assets:
Investments, at value - unaffiliated issuers (Note 2) (a)	$30,825,221	$42,783,790
Investments, at value - affiliated issuers (Notes 2 & 7) (b)	126,773,402	160,304,075
Total investments	157,598,623	203,087,865
Receivables from:
Investments sold
Regular delivery	—	—
Fund shares sold	67,455	83,817
Investment adviser (Note 3)	17,115	17,322
Dividends	117,892	101,126
Prepaid expenses	33,121	31,279
Total assets	157,834,206	203,321,409
Liabilities:
Payables for:
Investments purchased
Regular delivery	165,870	177,414
Fund shares redeemed	31,832	17,152
Trustees’ fees and expenses (Note 3)	17,538	32,684
Affiliates (Note 3):
Administration fees	49,298	59,723
Service fees	52,501	54,905
Distribution fees	31,491	31,465
Accrued expense and other liabilities	60,628	62,503
Total liabilities	409,158	435,846
Net assets	$157,425,048	$202,885,563
Net assets consist of:
Paid-in capital	$153,437,943	$187,927,761
Accumulated earnings (loss)	3,987,105	14,957,802
Net assets	$157,425,048	$202,885,563

(a) Cost of Investments - unaffiliated issuers:	$26,778,143	$36,036,314
(b) Cost of Investments - affiliated issuers:	$117,623,928	$144,864,227

The accompanying notes are an integral part of the financial statements.
34

MassMutual RetireSMART by JPMorgan 2045 Fund	MassMutual RetireSMART by JPMorgan 2050 Fund	MassMutual RetireSMART by JPMorgan 2055 Fund	MassMutual RetireSMART by JPMorgan 2060 Fund	MassMutual RetireSMART by JPMorgan 2065 Fund

$28,255,819	$35,966,952	$16,223,732	$6,466,983	$301,143
98,438,904	122,176,006	53,813,264	22,058,861	1,075,436
126,694,723	158,142,958	70,036,996	28,525,844	1,376,579

—	75,050	—	—	1,018
97,293	74,439	60,324	24,340	—
21,191	21,017	22,023	21,113	43,942
38,974	31,755	14,105	5,731	271
33,120	30,340	39,340	16,776	3,464
126,885,301	158,375,559	70,172,788	28,593,804	1,425,274

116,500	35,945	60,619	24,123	308
22,207	146,405	13,504	5,333	—
11,379	18,535	3,863	1,336	505

45,230	54,157	37,398	29,689	27,818
44,269	40,268	25,189	3,547	224
25,801	21,542	18,290	1,560	75
59,244	60,632	59,120	58,752	57,077
324,630	377,484	217,983	124,340	86,007
$126,560,671	$157,998,075	$69,954,805	$28,469,464	$1,339,267

$118,570,643	$143,496,474	$65,127,306	$26,444,706	$1,110,119
7,990,028	14,501,601	4,827,499	2,024,758	229,148
$126,560,671	$157,998,075	$69,954,805	$28,469,464	$1,339,267

$24,271,843	$30,878,177	$13,917,235	$5,476,624	$267,302
$88,476,754	$107,441,351	$47,696,569	$19,579,253	$968,226

The accompanying notes are an integral part of the financial statements.
35

MassMutual Funds (Continued)

Statements of Assets and Liabilities
September 30, 2024

	MassMutual RetireSMART by JPMorgan 2035 Fund	MassMutual RetireSMART by JPMorgan 2040 Fund
Class I shares:
Net assets	$40,442,910	$41,251,255
Shares outstanding (a)	3,384,465	3,247,833
Net asset value, offering price and redemption price per share	$11.95	$12.70
Class R5 shares:
Net assets	$2,724,970	$2,530,392
Shares outstanding (a)	227,490	195,130
Net asset value, offering price and redemption price per share	$11.98	$12.97
Service Class shares:
Net assets	$6,322,499	$15,128,514
Shares outstanding (a)	519,128	1,183,882
Net asset value, offering price and redemption price per share	$12.18	$12.78
Administrative Class shares:
Net assets	$23,466,571	$55,099,047
Shares outstanding (a)	1,940,907	4,348,777
Net asset value, offering price and redemption price per share	$12.09	$12.67
Class R4 shares:
Net assets	$24,540,560	$16,887,168
Shares outstanding (a)	2,074,162	1,365,309
Net asset value, offering price and redemption price per share	$11.83	$12.37
Class A shares:
Net assets	$9,606,520	$20,670,122
Shares outstanding (a)	798,405	1,641,725
Net asset value and redemption price per share	$12.03	$12.59
Maximum offering price per share (100/[100-maximum sales charge] of net asset value)	$12.73	$13.32
Class R3 shares:
Net assets	$50,321,018	$51,319,065
Shares outstanding (a)	4,277,697	4,261,001
Net asset value, offering price and redemption price per share	$11.76	$12.04
(a) Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.
36

MassMutual RetireSMART by JPMorgan 2045 Fund	MassMutual RetireSMART by JPMorgan 2050 Fund	MassMutual RetireSMART by JPMorgan 2055 Fund	MassMutual RetireSMART by JPMorgan 2060 Fund	MassMutual RetireSMART by JPMorgan 2065 Fund

$31,629,292	$26,638,869	$16,053,321	$17,163,990	$488,046
2,608,355	2,839,940	1,513,522	1,638,532	40,000
$12.13	$9.38	$10.61	$10.48	$12.20

$1,357,390	$3,832,426	$568,923	$313,189	$121,912
111,886	399,804	53,562	29,897	10,000
$12.13	$9.59	$10.62	$10.48	$12.19

$4,277,512	$7,710,449	$4,306,105	$3,180,839	$243,277
352,265	815,939	403,908	305,425	19,969
$12.14	$9.45	$10.66	$10.41	$12.18

$18,218,325	$55,091,615	$9,118,674	$1,873,810	$121,704
1,512,838	5,880,227	864,897	180,816	10,000
$12.04	$9.37	$10.54	$10.36	$12.17

$21,263,824	$16,769,820	$8,813,288	$2,646,272	$121,549
1,809,191	1,824,102	842,359	255,649	10,000
$11.75	$9.19	$10.46	$10.35	$12.15

$8,956,097	$13,382,533	$2,485,257	$686,519	$121,487
747,106	1,435,298	231,051	66,036	10,000
$11.99	$9.32	$10.76	$10.40	$12.15
$12.69	$9.86	$11.39	$11.01	$12.86

$40,858,231	$34,572,363	$28,609,237	$2,604,845	$121,292
3,496,065	3,806,404	2,759,249	252,919	10,000
$11.69	$9.08	$10.37	$10.30	$12.13

The accompanying notes are an integral part of the financial statements.
37

MassMutual Funds (Continued)

Statements of Assets and Liabilities
September 30, 2024

	MassMutual Select T. Rowe Price Retirement Balanced Fund	MassMutual Select T. Rowe Price Retirement 2005 Fund
Assets:
Investments, at value - unaffiliated issuers (Note 2) (a)	$94,135,887	$6,833,735
Investments, at value - affiliated issuers (Notes 2 & 7) (b)	129,700,874	10,182,138
Total investments	223,836,761	17,015,873
Receivables from:
Investments sold
Regular delivery	4,833	10,210
Fund shares sold	35,484	1,776
Dividends	231,349	17,924
Total assets	224,108,427	17,045,783
Liabilities:
Payables for:
Investments purchased
Regular delivery	231,349	17,924
Fund shares redeemed	36,885	11,265
Affiliates (Note 3):
Investment advisory fees	51,202	2,007
Service fees	9,108	2,114
Distribution fees	1,860	568
Total liabilities	330,404	33,878
Net assets	$223,778,023	$17,011,905
Net assets consist of:
Paid-in capital	$224,536,760	$18,628,032
Accumulated earnings (loss)	(758,737)	(1,616,127)
Net assets	$223,778,023	$17,011,905

(a) Cost of investments - unaffiliated issuers:	$91,752,336	$6,565,444
(b) Cost of investments - affiliated issuers:	$120,417,859	$8,929,655

The accompanying notes are an integral part of the financial statements.
38

MassMutual Select T. Rowe Price Retirement 2010 Fund	MassMutual Select T. Rowe Price Retirement 2015 Fund	MassMutual Select T. Rowe Price Retirement 2020 Fund	MassMutual Select T. Rowe Price Retirement 2025 Fund	MassMutual Select T. Rowe Price Retirement 2030 Fund	MassMutual Select T. Rowe Price Retirement 2035 Fund

$33,638,498	$35,466,920	$ 121,517,851	$ 123,581,872	$ 215,688,548	$ 64,239,859
55,433,829	64,125,263	241,253,007	291,140,847	860,284,781	592,253,320
89,072,327	99,592,183	362,770,858	414,722,719	1,075,973,329	656,493,179

—	—	507,661	350,515	—	478,755
15,370	14,965	76,895	157,691	417,056	414,813
84,972	90,403	311,641	320,568	621,080	252,365
89,172,669	99,697,551	363,667,055	415,551,493	1,077,011,465	657,639,112

97,414	99,329	311,641	320,568	820,477	252,365
1,199	4,175	578,795	501,789	201,993	883,890

15,225	21,356	90,189	108,272	364,263	244,834
8,006	4,634	51,888	45,411	152,585	79,311
3,542	892	15,367	17,185	50,900	26,947
125,386	130,386	1,047,880	993,225	1,590,218	1,487,347
$89,047,283	$99,567,165	$362,619,175	$414,558,268	$1,075,421,247	$656,151,765

$91,647,637	$101,042,712	$367,043,474	$414,906,468	$985,290,960	$580,819,565
(2,600,354)	(1,475,547)	(4,424,299)	(348,200)	90,130,287	75,332,200
$89,047,283	$99,567,165	$362,619,175	$414,558,268	$1,075,421,247	$656,151,765

$32,634,827	$34,338,696	$116,944,773	$118,333,937	$208,282,654	$63,036,430
$51,129,474	$58,755,545	$217,933,923	$261,193,754	$765,663,254	$524,717,421

The accompanying notes are an integral part of the financial statements.
39

MassMutual Funds (Continued)

Statements of Assets and Liabilities
September 30, 2024

	MassMutual Select T. Rowe Price Retirement Balanced Fund	MassMutual Select T. Rowe Price Retirement 2005 Fund
Class I shares:
Net assets	$51,023,729	$8,570,394
Shares outstanding (a)	3,429,076	601,903
Net asset value, offering price and redemption price per share	$14.88	$14.24
Class M5 shares:
Net assets	$157,730,838	$5,861,459
Shares outstanding (a)	10,583,790	413,396
Net asset value, offering price and redemption price per share	$14.90	$14.18
Class M4 shares:
Net assets	$12,112,095	$2,196,910
Shares outstanding (a)	810,671	154,551
Net asset value, offering price and redemption price per share	$14.94	$14.21
Class M3 shares:
Net assets	$2,911,361	$383,142
Shares outstanding (a)	195,186	27,199
Net asset value, offering price and redemption price per share	$14.92	$14.09
(a) Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.
40

MassMutual Select T. Rowe Price Retirement 2010 Fund	MassMutual Select T. Rowe Price Retirement 2015 Fund	MassMutual Select T. Rowe Price Retirement 2020 Fund	MassMutual Select T. Rowe Price Retirement 2025 Fund	MassMutual Select T. Rowe Price Retirement 2030 Fund	MassMutual Select T. Rowe Price Retirement 2035 Fund

$63,560,436	$55,322,407	$196,574,825	$286,697,472	$576,066,573	$439,204,237
4,301,056	3,657,325	13,263,921	18,549,163	35,754,563	25,440,892
$14.78	$15.13	$14.82	$15.46	$16.11	$17.26

$14,796,808	$37,803,264	$90,051,259	$59,112,422	$273,653,577	$106,214,965
1,002,025	2,503,733	6,079,380	3,824,705	16,995,692	6,159,494
$14.77	$15.10	$14.81	$15.46	$16.10	$17.24

$5,556,560	$5,039,343	$52,741,365	$41,549,928	$146,931,655	$67,567,437
374,832	331,875	3,556,231	2,687,143	9,123,722	3,922,776
$14.82	$15.18	$14.83	$15.46	$16.10	$17.22

$5,133,479	$1,402,151	$23,251,726	$27,198,446	$78,769,442	$43,165,126
346,894	91,302	1,565,280	1,762,189	4,891,629	2,507,978
$14.80	$15.36	$14.85	$15.43	$16.10	$17.21

The accompanying notes are an integral part of the financial statements.
41

MassMutual Funds (Continued)

Statements of Assets and Liabilities
September 30, 2024

	MassMutual Select T. Rowe Price Retirement 2040 Fund	MassMutual Select T. Rowe Price Retirement 2045 Fund
Assets:
Investments, at value - unaffiliated issuers (Note 2) (a)	$57,134,872	$13,716,376
Investments, at value - affiliated issuers (Notes 2 & 7) (b)	978,255,781	550,157,524
Total investments	1,035,390,653	563,873,900
Receivables from:
Investments sold
Regular delivery	211,176	—
Fund shares sold	486,569	387,617
Dividends	214,182	47,039
Total assets	1,036,302,580	564,308,556
Liabilities:
Payables for:
Investments purchased
Regular delivery	214,182	157,237
Fund shares redeemed	682,843	269,276
Affiliates (Note 3):
Investment advisory fees	420,758	228,563
Service fees	136,069	62,968
Distribution fees	43,158	22,657
Total liabilities	1,497,010	740,701
Net assets	$1,034,805,570	$563,567,855
Net assets consist of:
Paid-in capital	$847,166,227	$468,449,754
Accumulated earnings (loss)	187,639,343	95,118,101
Net assets	$1,034,805,570	$563,567,855

(a) Cost of investments - unaffiliated issuers:	$55,949,331	$13,484,617
(b) Cost of investments - affiliated issuers:	$860,042,320	$480,507,038

The accompanying notes are an integral part of the financial statements.
42

MassMutual Select T. Rowe Price Retirement 2050 Fund	MassMutual Select T. Rowe Price Retirement 2055 Fund	MassMutual Select T. Rowe Price Retirement 2060 Fund	MassMutual Select T. Rowe Price Retirement 2065 Fund

$12,858,651	$3,215,217	$2,449,700	$39,391
829,140,377	356,914,932	287,163,190	4,187,934
841,999,028	360,130,149	289,612,890	4,227,325

—	—	—	—
505,611	459,402	516,891	8,343
43,545	10,114	7,634	120
842,548,184	360,599,665	290,137,415	4,235,788

56,193	307,974	323,759	7,922
480,993	156,221	196,481	—

366,749	149,664	123,299	141
96,118	40,272	28,054	890
35,763	15,607	8,279	79
1,035,816	669,738	679,872	9,032
$841,512,368	$359,929,927	$289,457,543	$4,226,756

$678,111,676	$293,535,984	$243,656,723	$3,423,164
163,400,692	66,393,943	45,800,820	803,592
$841,512,368	$359,929,927	$289,457,543	$4,226,756

$12,758,004	$3,170,068	$2,411,775	$38,630
$724,917,981	$304,419,304	$241,622,449	$3,751,948

The accompanying notes are an integral part of the financial statements.
43

MassMutual Funds (Continued)

Statements of Assets and Liabilities
September 30, 2024

	MassMutual Select T. Rowe Price Retirement 2040 Fund	MassMutual Select T. Rowe Price Retirement 2045 Fund
Class I shares:
Net assets	$550,828,038	$393,947,505
Shares outstanding (a)	31,014,378	21,254,758
Net asset value, offering price and redemption price per share	$17.76	$18.53
Class M5 shares:
Net assets	$281,493,838	$74,945,057
Shares outstanding (a)	15,850,230	4,041,690
Net asset value, offering price and redemption price per share	$17.76	$18.54
Class M4 shares:
Net assets	$133,756,735	$58,290,819
Shares outstanding (a)	7,540,110	3,147,869
Net asset value, offering price and redemption price per share	$17.74	$18.52
Class M3 shares:
Net assets	$68,726,959	$36,384,474
Shares outstanding (a)	3,875,816	1,967,624
Net asset value, offering price and redemption price per share	$17.73	$18.49

(a) Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.
44

MassMutual Select T. Rowe Price Retirement 2050 Fund	MassMutual Select T. Rowe Price Retirement 2055 Fund	MassMutual Select T. Rowe Price Retirement 2060 Fund	MassMutual Select T. Rowe Price Retirement 2065 Fund

$442,020,505	$261,589,256	$180,391,966	$2,096,546
23,696,432	13,752,865	9,146,881	164,486
$18.65	$19.02	$19.72	$12.75

$253,099,417	$37,812,408	$65,820,889	$604,733
13,577,767	1,982,777	3,349,238	47,484
$18.64	$19.07	$19.65	$12.74

$88,867,424	$35,283,728	$29,886,844	$1,398,039
4,764,106	1,856,815	1,525,649	110,782
$18.65	$19.00	$19.59	$12.62

$57,525,022	$25,244,535	$13,357,844	$127,438
3,095,704	1,333,709	684,225	10,047
$18.58	$18.93	$19.52	$12.68

The accompanying notes are an integral part of the financial statements.
45

MassMutual Funds (Continued)

Statements of Operations
For the Year Ended September 30, 2024

	MassMutual 20/80 Allocation Fund	MassMutual 40/60 Allocation Fund
Investment income (Note 2):
Dividends - unaffiliated issuers	$1,077,661	$1,025,544
Dividends - affiliated issuers (Note 7)	8,665,277	7,008,000
Total investment income	9,742,938	8,033,544
Expenses (Note 3):
Custody fees	10,531	10,861
Audit and tax fees	41,277	41,289
Legal fees	7,357	7,480
Proxy fees	1,474	1,474
Accounting & Administration fees	38,340	38,340
Shareholder reporting fees	23,444	21,242
Trustees’ fees	12,568	12,487
Registration and filing fees	113,404	113,392
Transfer agent fees	3,051	3,051
	251,446	249,616
Administration fees:
Class R5	2,723	6,080
Service Class	247,209	28,353
Administrative Class	48,666	80,920
Class R4	7,726	90,041
Class A	31,363	97,408
Class R3	7,100	30,450
Class Y	101	103
Distribution and Service fees:
Class R4	9,657	112,552
Class A	29,367	90,993
Class R3	17,750	76,126
Total expenses	653,108	862,642
Expenses waived (Note 3):
Class I fees reimbursed by adviser	(4,317)	(7,500)
Class R5 fees reimbursed by adviser	(872)	(1,410)
Service Class fees reimbursed by adviser	(37,164)	(3,349)
Administrative Class fees reimbursed by adviser	(5,417)	(6,430)
Class R4 fees reimbursed by adviser	(970)	(9,909)
Class A fees reimbursed by adviser	(3,742)	(9,154)
Class R3 fees reimbursed by adviser	(1,133)	(3,636)
Class Y fees reimbursed by adviser	(30)	(23)
Net expenses:	599,463	821,231
Net investment income (loss)	9,143,475	7,212,313
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions - unaffiliated issuers	(158,494)	(131,555)
Investment transactions - affiliated issuers (Note 7)	(5,300,838)	(6,476,982)
Foreign currency transactions	—	—
Realized gain distributions - unaffiliated issuers	9,007	18,039
Realized gain distributions - affiliated issuers (Note 7)	3,471,680	6,925,504
Net realized gain (loss)	(1,978,645)	335,006
Net change in unrealized appreciation (depreciation) on:
Investment transactions - unaffiliated issuers	3,093,209	3,955,586
Investment transactions - affiliated issuers (Note 7)	15,492,477	19,219,539
Net change in unrealized appreciation (depreciation)	18,585,686	23,175,125
Net realized gain (loss) and change in unrealized appreciation (depreciation)	16,607,041	23,510,131
Net increase (decrease) in net assets resulting from operations	$25,750,516	$30,722,444

The accompanying notes are an integral part of the financial statements.
46

MassMutual 60/40 Allocation Fund	MassMutual 80/20 Allocation Fund	MassMutual RetireSMART by JPMorgan In Retirement Fund	MassMutual RetireSMART by JPMorgan 2020 Fund	MassMutual RetireSMART by JPMorgan 2025 Fund	MassMutual RetireSMART by JPMorgan 2030 Fund

$884,469	$627,948	$646,908	$1,037,507	$1,117,019	$1,969,331
4,797,090	2,490,285	2,901,987	4,538,046	5,008,089	8,259,902
5,681,559	3,118,233	3,548,895	5,575,553	6,125,108	10,229,233

10,594	11,520	10,363	9,313	9,970	9,518
41,489	41,356	42,986	43,237	43,433	43,653
6,916	5,265	3,123	4,990	5,815	11,241
1,474	1,474	1,473	1,474	1,474	1,474
38,340	38,340	37,697	37,697	37,698	37,690
21,831	25,385	7,488	7,676	14,144	9,966
11,334	8,812	4,769	6,499	9,106	16,859
113,388	113,376	104,556	105,709	103,605	104,553
3,051	3,051	3,052	3,051	3,051	3,052
248,417	248,579	215,507	219,646	228,296	238,006

9,105	3,403	1,128	2,667	2,332	8,269
50,358	33,857	14,112	12,909	7,200	33,379
117,190	50,135	67,960	54,660	74,762	186,307
18,064	27,707	16,424	28,381	40,914	48,607
99,245	54,149	27,566	49,110	24,679	73,252
23,270	28,875	25,820	56,389	69,587	143,125
106	109	—	—	—	—

22,580	34,634	20,531	35,476	51,142	60,758
92,701	50,674	25,840	46,079	23,083	68,877
58,174	72,188	64,550	140,972	173,968	357,812
739,210	604,310	479,438	646,289	695,963	1,218,392

(8,336)	(12,182)	(22,468)	(38,908)	(61,360)	(25,930)
(2,392)	(1,014)	(2,741)	(4,116)	(3,798)	(4,211)
(6,434)	(5,209)	(17,016)	(9,947)	(5,831)	(8,553)
(11,043)	(5,711)	(54,542)	(28,003)	(40,084)	(31,762)
(2,304)	(4,299)	(19,714)	(21,730)	(33,070)	(12,421)
(10,703)	(6,827)	(24,981)	(28,394)	(14,918)	(14,097)
(2,910)	(4,650)	(31,046)	(43,107)	(55,894)	(36,464)
(28)	(33)	—	—	—	—
695,060	564,385	306,930	472,084	481,008	1,084,954
4,986,499	2,553,848	3,241,965	5,103,469	5,644,100	9,144,279

(137,137)	121,984	(462,806)	(29,711)	183,388	536,419
(5,973,518)	(3,678,229)	(3,379,731)	(4,684,734)	(7,462,033)	(7,858,293)
—	—	—	(2)	—	3
24,691	25,025	—	—	—	—
9,298,160	9,547,573	2,032,214	3,156,169	4,445,099	11,076,850
3,212,196	6,016,353	(1,810,323)	(1,558,278)	(2,833,546)	3,754,979

4,474,314	3,793,953	2,206,783	2,834,422	3,463,404	8,107,255
20,159,307	16,306,783	8,399,136	12,654,260	17,475,223	30,404,805
24,633,621	20,100,736	10,605,919	15,488,682	20,938,627	38,512,060
27,845,817	26,117,089	8,795,596	13,930,404	18,105,081	42,267,039
$32,832,316	$28,670,937	$12,037,561	$19,033,873	$23,749,181	$51,411,318

The accompanying notes are an integral part of the financial statements.
47

MassMutual Funds (Continued)

Statements of Operations
For the Year Ended September 30, 2024

	MassMutual RetireSMART by JPMorgan 2035 Fund	MassMutual RetireSMART by JPMorgan 2040 Fund
Investment income (Note 2):
Dividends - unaffiliated issuers	$1,111,339	$1,498,628
Dividends - affiliated issuers (Note 7)	3,985,778	3,832,666
Total investment income	5,097,117	5,331,294
Expenses (Note 3):
Custody fees	9,479	9,454
Audit and tax fees	43,219	43,412
Legal fees	6,723	8,544
Proxy fees	1,474	1,474
Accounting & Administration fees	37,684	37,685
Shareholder reporting fees	21,938	18,558
Trustees’ fees	11,260	13,029
Registration and filing fees	102,503	105,132
Transfer agent fees	3,051	3,051
	237,331	240,339
Administration fees:
Class R5	2,424	2,193
Service Class	12,566	26,462
Administrative Class	74,628	168,293
Class R4	45,784	35,899
Class A	22,939	49,430
Class R3	96,746	95,231
Distribution and Service fees:
Class R4	57,230	44,873
Class A	21,573	46,523
Class R3	241,864	238,078
Total expenses	813,085	947,321
Expenses waived (Note 3):
Class I fees reimbursed by adviser	(44,244)	(35,189)
Class R5 fees reimbursed by adviser	(2,456)	(1,776)
Service Class fees reimbursed by adviser	(6,323)	(10,722)
Administrative Class fees reimbursed by adviser	(24,977)	(45,041)
Class R4 fees reimbursed by adviser	(23,104)	(14,390)
Class A fees reimbursed by adviser	(8,733)	(15,048)
Class R3 fees reimbursed by adviser	(48,678)	(38,335)
Net expenses:	654,570	786,820
Net investment income (loss)	4,442,547	4,544,474
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions - unaffiliated issuers	544,619	703,847
Investment transactions - affiliated issuers (Note 7)	(6,757,193)	(4,313,482)
Foreign currency transactions	—	(1)
Realized gain distributions - affiliated issuers (Note 7)	8,823,155	12,636,579
Net realized gain (loss)	2,610,581	9,026,943
Net change in unrealized appreciation (depreciation) on:
Investment transactions - unaffiliated issuers	5,141,455	7,500,522
Investment transactions - affiliated issuers (Note 7)	21,564,787	24,569,822
Net change in unrealized appreciation (depreciation)	26,706,242	32,070,344
Net realized gain (loss) and change in unrealized appreciation (depreciation)	29,316,823	41,097,287
Net increase (decrease) in net assets resulting from operations	$33,759,370	$45,641,761

The accompanying notes are an integral part of the financial statements.
48

MassMutual RetireSMART by JPMorgan 2045 Fund	MassMutual RetireSMART by JPMorgan 2050 Fund	MassMutual RetireSMART by JPMorgan 2055 Fund	MassMutual RetireSMART by JPMorgan 2060 Fund	MassMutual RetireSMART by JPMorgan 2065 Fund

$960,683	$1,190,825	$545,763	$201,576	$7,567
1,803,094	1,896,867	869,721	326,712	12,568
2,763,777	3,087,692	1,415,484	528,288	20,135

9,545	9,639	10,712	13,176	988
43,093	44,345	43,165	44,162	45,273
5,188	6,314	2,892	1,079	17
1,474	1,473	1,474	1,473	1,085
37,685	37,685	37,685	37,685	34,628
24,192	22,604	21,883	18,587	21,456
8,855	9,897	5,020	1,943	45
102,492	103,518	101,993	98,850	103,461
3,051	3,051	3,051	3,051	2,168
235,575	238,526	227,875	220,006	209,121

1,078	2,804	578	261	110
7,249	12,821	7,168	4,762	305
67,402	152,089	34,728	9,902	329
36,482	34,066	16,212	4,104	219
20,946	30,873	5,367	1,463	291
76,824	65,262	54,112	4,303	219

45,602	42,582	20,264	5,130	274
19,744	29,107	5,074	1,384	274
192,058	163,154	135,280	10,758	548
702,960	771,284	506,658	262,073	211,690

(53,262)	(39,553)	(51,794)	(129,358)	(81,246)
(1,866)	(3,942)	(1,923)	(2,215)	(20,302)
(6,247)	(8,976)	(11,985)	(20,174)	(26,507)
(38,609)	(70,711)	(38,446)	(27,916)	(20,284)
(31,400)	(23,715)	(26,997)	(17,411)	(20,270)
(13,596)	(16,272)	(6,786)	(4,700)	(20,264)
(66,058)	(45,418)	(89,944)	(18,230)	(20,247)
491,922	562,697	278,783	42,069	2,570
2,271,855	2,524,995	1,136,701	486,219	17,565

515,619	483,485	266,929	96,208	(1,145)
(4,574,457)	(1,203,110)	(2,193,056)	(420,872)	8,889
—	—	—	—	—
8,413,929	10,640,876	4,814,435	1,843,008	76,104
4,355,091	9,921,251	2,888,308	1,518,344	83,848

4,852,476	6,392,805	2,826,551	1,077,985	50,364
17,520,276	17,488,321	9,559,222	3,215,350	102,882
22,372,752	23,881,126	12,385,773	4,293,335	153,246
26,727,843	33,802,377	15,274,081	5,811,679	237,094
$28,999,698	$36,327,372	$16,410,782	$6,297,898	$254,659

The accompanying notes are an integral part of the financial statements.
49

MassMutual Funds (Continued)

Statements of Operations
For the Year Ended September 30, 2024

	MassMutual Select T. Rowe Price Retirement Balanced Fund	MassMutual Select T. Rowe Price Retirement 2005 Fund
Investment income (Note 2):
Dividends - unaffiliated issuers	$1,967,153	$171,245
Dividends - affiliated issuers (Note 7)	5,099,740	459,600
Total investment income	7,066,893	630,845
Expenses (Note 3):
Investment advisory fees:
Class I	164,398	36,826
Class M5	826,692	34,780
Class M4	52,847	12,022
Class M3	17,360	6,733
Distribution and Service fees:
Class M4	24,197	5,263
Class M3	15,898	5,896
Total expenses	1,101,392	101,520
Expenses waived (Note 3):
Class I fees reimbursed by adviser	(71,321)	(16,922)
Class M5 fees reimbursed by adviser	(259,893)	(11,869)
Class M4 fees reimbursed by adviser	(16,615)	(4,106)
Class M3 fees reimbursed by adviser	(5,448)	(2,206)
Net expenses:	748,115	66,417
Net investment income (loss)	6,318,778	564,428
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions - unaffiliated issuers	(206,473)	(82,997)
Investment transactions - affiliated issuers (Note 7)	(10,642,415)	(866,949)
Realized gain distributions - unaffiliated issuers	4,087	409
Realized gain distributions - affiliated issuers (Note 7)	982,255	97,717
Net realized gain (loss)	(9,862,546)	(851,820)
Net change in unrealized appreciation (depreciation) on:
Investment transactions - unaffiliated issuers	4,838,330	473,191
Investment transactions - affiliated issuers (Note 7)	31,323,666	2,743,990
Net change in unrealized appreciation (depreciation)	36,161,996	3,217,181
Net realized gain (loss) and change in unrealized appreciation (depreciation)	26,299,450	2,365,361
Net increase (decrease) in net assets resulting from operations	$32,618,228	$2,929,789

The accompanying notes are an integral part of the financial statements.
50

MassMutual Select T. Rowe Price Retirement 2010 Fund	MassMutual Select T. Rowe Price Retirement 2015 Fund	MassMutual Select T. Rowe Price Retirement 2020 Fund	MassMutual Select T. Rowe Price Retirement 2025 Fund	MassMutual Select T. Rowe Price Retirement 2030 Fund	MassMutual Select T. Rowe Price Retirement 2035 Fund

$871,165	$931,303	$3,775,682	$3,699,551	$7,561,810	$2,930,523
2,476,927	2,624,097	11,448,088	11,647,767	28,116,638	14,919,043
3,348,092	3,555,400	15,223,770	15,347,318	35,678,448	17,849,566

276,293	265,566	1,147,715	1,730,334	3,667,631	2,835,826
102,761	214,912	712,708	407,831	2,259,837	747,048
45,223	32,815	375,249	289,291	1,095,347	556,787
31,245	8,772	154,589	168,123	511,680	281,473

19,800	14,269	154,774	113,939	407,680	197,644
27,360	7,626	127,524	132,454	380,956	199,838
502,682	543,960	2,672,559	2,841,972	8,323,131	4,818,616

(124,731)	(106,711)	(465,649)	(659,610)	(1,218,373)	(863,845)
(33,814)	(63,832)	(212,034)	(114,854)	(525,078)	(158,014)
(14,976)	(9,828)	(112,083)	(81,420)	(255,471)	(117,650)
(10,508)	(2,616)	(45,853)	(47,406)	(119,288)	(59,507)
318,653	360,973	1,836,940	1,938,682	6,204,921	3,619,600
3,029,439	3,194,427	13,386,830	13,408,636	29,473,527	14,229,966

(167,266)	(212,987)	(1,358,467)	(1,544,351)	(2,671,792)	(1,669,511)
(4,828,013)	(5,289,511)	(18,958,508)	(22,624,094)	9,454,307	15,107,561
2,487	2,877	14,084	13,955	17,948	—
590,944	686,341	3,287,541	3,883,031	12,474,961	8,581,708
(4,401,848)	(4,813,280)	(17,015,350)	(20,271,459)	19,275,424	22,019,758

2,274,275	2,510,333	10,940,861	11,015,945	17,253,431	4,098,296
15,779,699	17,967,749	76,350,669	90,830,576	203,952,142	128,685,229
18,053,974	20,478,082	87,291,530	101,846,521	221,205,573	132,783,525
13,652,126	15,664,802	70,276,180	81,575,062	240,480,997	154,803,283
$16,681,565	$18,859,229	$83,663,010	$94,983,698	$269,954,524	$169,033,249

The accompanying notes are an integral part of the financial statements.
51

MassMutual Funds (Continued)

Statements of Operations
For the Year Ended September 30, 2024

	MassMutual Select T. Rowe Price Retirement 2040 Fund	MassMutual Select T. Rowe Price Retirement 2045 Fund
Investment income (Note 2):
Dividends - unaffiliated issuers	$2,820,843	$614,199
Dividends - affiliated issuers (Note 7)	24,917,073	11,882,551
Total investment income	27,737,916	12,496,750
Expenses (Note 3):
Investment advisory fees:
Class I	3,954,987	2,731,772
Class M5	2,474,517	538,608
Class M4	1,091,690	449,514
Class M3	486,646	246,762
Distribution and Service fees:
Class M4	373,517	149,518
Class M3	333,020	164,166
Total expenses	8,714,377	4,280,340
Expenses waived (Note 3):
Class I fees reimbursed by adviser	(1,182,342)	(800,848)
Class M5 fees reimbursed by adviser	(519,051)	(104,274)
Class M4 fees reimbursed by adviser	(228,718)	(86,964)
Class M3 fees reimbursed by adviser	(101,949)	(47,703)
Net expenses:	6,682,317	3,240,551
Net investment income (loss)	21,055,599	9,256,199
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions - unaffiliated issuers	(1,314,285)	(158,851)
Investment transactions - affiliated issuers (Note 7)	73,900,370	27,244,059
Realized gain distributions - affiliated issuers (Note 7)	16,650,796	8,624,068
Net realized gain (loss)	89,236,881	35,709,276
Net change in unrealized appreciation (depreciation) on:
Investment transactions - unaffiliated issuers	3,266,811	500,241
Investment transactions - affiliated issuers (Note 7)	190,516,919	111,559,610
Net change in unrealized appreciation (depreciation)	193,783,730	112,059,851
Net realized gain (loss) and change in unrealized appreciation (depreciation)	283,020,611	147,769,127
Net increase (decrease) in net assets resulting from operations	$304,076,210	$157,025,326

The accompanying notes are an integral part of the financial statements.
52

MassMutual Select T. Rowe Price Retirement 2050 Fund	MassMutual Select T. Rowe Price Retirement 2055 Fund	MassMutual Select T. Rowe Price Retirement 2060 Fund	MassMutual Select T. Rowe Price Retirement 2065 Fund

$715,964	$194,410	$124,427	$1,545
17,655,046	7,998,325	4,665,351	36,353
18,371,010	8,192,735	4,789,778	37,898

3,110,422	1,940,373	1,038,273	13,430
2,094,376	264,809	476,090	3,165
736,764	277,998	215,430	6,706
403,455	173,297	92,232	871

241,404	91,009	70,494	2,194
264,388	113,468	60,360	570
6,850,809	2,860,954	1,952,879	26,936

(895,737)	(526,706)	(279,866)	(3,566)
(400,726)	(46,924)	(84,329)	(548)
(140,846)	(49,262)	(38,123)	(1,157)
(77,057)	(30,692)	(16,338)	(149)
5,336,443	2,207,370	1,534,223	21,516
13,034,567	5,985,365	3,255,555	16,382

(62,953)	(54,163)	(11,333)	331
59,277,795	13,901,825	403,465	360,862
13,138,792	5,950,573	3,464,710	26,744
72,353,634	19,798,235	3,856,842	387,937

288,991	128,800	74,531	823
153,711,235	80,650,666	61,766,695	433,560
154,000,226	80,779,466	61,841,226	434,383
226,353,860	100,577,701	65,698,068	822,320
$239,388,427	$106,563,066	$68,953,623	$ 838,702

The accompanying notes are an integral part of the financial statements.
53

MassMutual Funds (Continued)

Statements of Changes in Net Assets

	MassMutual 20/80 Allocation Fund
	Year Ended September 30, 2024	Year Ended September 30, 2023
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$ 9,143,475	$ 4,041,418
Net realized gain (loss)	(1,978,645)	(3,475,246)
Net change in unrealized appreciation (depreciation)	18,585,686	6,598,968
Net increase (decrease) in net assets resulting from operations	25,750,516	7,165,140
Distributions to shareholders (Note 2):
Class I	(481,320)	(640,649)
Class R5	(95,364)	(122,530)
Service Class	(3,979,661)	(5,093,925)
Administrative Class	(476,550)	(859,307)
Class R4	(102,081)	(129,313)
Class A	(338,449)	(654,843)
Class R3	(104,089)	(179,061)
Class Y	(3,436)	—*
Total distributions	(5,580,950)	(7,679,628)
Net fund share transactions (Note 5):
Class I	331,694	438,679
Class R5	(156,920)	191,406
Service Class	7,780,712	9,334,644
Administrative Class	(4,437,477)	407,902
Class R4	1,783,698	(3,431)
Class A	(1,825,611)	(2,157,734)
Class R3	(105,757)	(631,671)
Class Y	—	100,000*
Increase (decrease) in net assets from fund share transactions	3,370,339	7,679,795
Total increase (decrease) in net assets	23,539,905	7,165,307
Net assets
Beginning of year	165,441,548	158,276,241
End of year	$188,981,453	$165,441,548
* Commenced operations on February 1, 2023.

The accompanying notes are an integral part of the financial statements.
54

MassMutual 40/60 Allocation Fund		MassMutual 60/40 Allocation Fund
Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2024	Year Ended September 30, 2023

$ 7,212,313	$ 3,496,707	$ 4,986,499	$ 2,898,191
335,006	905,571	3,212,196	2,187,285
23,175,125	9,115,419	24,633,621	13,296,878
30,722,444	13,517,697	32,832,316	18,382,354

(1,418,960)	(2,055,129)	(1,409,968)	(3,260,867)
(258,784)	(384,889)	(392,313)	(890,196)
(604,718)	(908,402)	(1,027,398)	(2,285,237)
(1,124,608)	(1,884,705)	(1,727,148)	(4,179,251)
(1,734,427)	(2,276,436)	(354,273)	(910,830)
(1,504,337)	(2,957,749)	(1,464,806)	(4,529,555)
(594,652)	(910,614)	(419,156)	(946,735)
(4,501)	—*	(4,697)	—*
(7,244,987)	(11,377,924)	(6,799,759)	(17,002,671)

4,340,571	(1,080,864)	(128,408)	33,924
(320,178)	447,762	(157,926)	99,093
(540,338)	333,047	1,195,223	1,240,429
(3,592,604)	(2,711,385)	(7,673,850)	89,595
6,342,273	6,196,484	1,468,736	(65,310)
(10,371,381)	(7,029,015)	(12,704,807)	(5,116,021)
(673,287)	(1,322,516)	1,111,428	556,616
—	100,000*	—	100,000*
(4,814,944)	(5,066,487)	(16,889,604)	(3,061,674)
18,662,513	(2,926,714)	9,142,953	(1,681,991)

166,730,566	169,657,280	155,373,035	157,055,026
$185,393,079	$166,730,566	$164,515,988	$155,373,035

The accompanying notes are an integral part of the financial statements.
55

MassMutual Funds (Continued)

Statements of Changes in Net Assets

	MassMutual 80/20 Allocation Fund
	Year Ended September 30, 2024	Year Ended September 30, 2023
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$ 2,553,848	$ 1,794,228
Net realized gain (loss)	6,016,353	2,674,353
Net change in unrealized appreciation (depreciation)	20,100,736	13,148,287
Net increase (decrease) in net assets resulting from operations	28,670,937	17,616,868
Distributions to shareholders (Note 2):
Class I	(1,601,923)	(4,562,908)
Class R5	(124,245)	(408,930)
Service Class	(642,909)	(1,853,287)
Administrative Class	(680,679)	(2,312,351)
Class R4	(518,348)	(1,569,151)
Class A	(769,792)	(2,636,182)
Class R3	(524,803)	(1,725,856)
Class Y	(4,430)	—*
Total distributions	(4,867,129)	(15,068,665)
Net fund share transactions (Note 5):
Class I	(2,268,046)	1,474,374
Class R5	432,380	37,262
Service Class	(250,493)	2,432,893
Administrative Class	(3,774,995)	(742,714)
Class R4	(111,702)	282,942
Class A	(5,594,377)	(1,034,187)
Class R3	(1,970,255)	(739,445)
Class Y	—	100,000*
Increase (decrease) in net assets from fund share transactions	(13,537,488)	1,811,125
Total increase (decrease) in net assets	10,266,320	4,359,328
Net assets
Beginning of year	118,114,182	113,754,854
End of year	$128,380,502	$118,114,182

* Commenced operations on February 1, 2023.

The accompanying notes are an integral part of the financial statements.
56

MassMutual RetireSMART by JPMorgan In Retirement Fund		MassMutual RetireSMART by JPMorgan 2020 Fund
Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2024	Year Ended September 30, 2023

$ 3,241,965	$ 2,157,776	$ 5,103,469	$ 4,241,189
(1,810,323)	(3,389,446)	(1,558,278)	(10,395,860)
10,605,919	7,743,993	15,488,682	19,620,740
12,037,561	6,512,323	19,033,873	13,466,069

(339,911)	(1,099,052)	(1,030,184)	(2,144,021)
(29,347)	(290,743)	(78,450)	(1,325,660)
(210,266)	(456,318)	(220,520)	(495,387)
(667,474)	(1,675,268)	(616,874)	(1,083,859)
(255,100)	(679,791)	(510,033)	(855,596)
(279,598)	(710,788)	(570,945)	(1,004,151)
(359,028)	(1,087,614)	(921,272)	(1,783,972)
—	—	—	—
(2,140,724)	(5,999,574)	(3,948,278)	(8,692,646)

(3,589,743)	(3,987,798)	(11,555,011)	(10,013,826)
224,202	(2,990,492)	109,426	(22,749,685)
(748,778)	507,783	(191,006)	(3,188,093)
(4,347,876)	(232,890)	(3,807,084)	(2,454,642)
(2,840,187)	(508,719)	(4,224,774)	(564,250)
(278,343)	(318,879)	(1,027,795)	(3,260,026)
(2,786,762)	(2,930,062)	(8,588,133)	(4,015,566)
—	—	—	—
(14,367,487)	(10,461,057)	(29,284,377)	(46,246,088)
(4,470,650)	(9,948,308)	(14,198,782)	(41,472,665)

73,087,498	83,035,806	120,118,812	161,591,477
$68,616,848	$73,087,498	$105,920,030	$120,118,812

The accompanying notes are an integral part of the financial statements.
57

MassMutual Funds (Continued)

Statements of Changes in Net Assets

	MassMutual RetireSMART by JPMorgan 2025 Fund
	Year Ended September 30, 2024	Year Ended September 30, 2023
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$ 5,644,100	$ 3,606,272
Net realized gain (loss)	(2,833,546)	(5,002,623)
Net change in unrealized appreciation (depreciation)	20,938,627	15,399,291
Net increase (decrease) in net assets resulting from operations	23,749,181	14,002,940
Distributions to shareholders (Note 2):
Class I	(1,291,991)	(3,937,604)
Class R5	(69,449)	(98,090)
Service Class	(110,839)	(336,885)
Administrative Class	(784,099)	(2,132,964)
Class R4	(594,589)	(1,753,245)
Class A	(274,315)	(720,734)
Class R3	(998,769)	(3,216,163)
Total distributions	(4,124,051)	(12,195,685)
Net fund share transactions (Note 5):
Class I	(9,211,232)	(7,076,444)
Class R5	589,029	414,108
Service Class	(110,720)	(531,505)
Administrative Class	(6,057,826)	599,372
Class R4	(2,848,683)	(877,821)
Class A	(1,112,200)	462,651
Class R3	(11,903,303)	33,304
Increase (decrease) in net assets from fund share transactions	(30,654,935)	(6,976,335)
Total increase (decrease) in net assets	(11,029,805)	(5,169,080)
Net assets
Beginning of year	136,886,653	142,055,733
End of year	$125,856,848	$136,886,653

The accompanying notes are an integral part of the financial statements.
58

MassMutual RetireSMART by JPMorgan 2030 Fund		MassMutual RetireSMART by JPMorgan 2035 Fund
Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2024	Year Ended September 30, 2023

$ 9,144,279	$ 7,043,597	$ 4,442,547	$ 2,580,814
3,754,979	(14,403,940)	2,610,581	238,373
38,512,060	47,090,741	26,706,242	16,903,968
51,411,318	39,730,398	33,759,370	19,723,155

(1,677,302)	(5,853,234)	(2,582,056)	(5,178,655)
(341,470)	(7,159,635)	(127,568)	(195,833)
(455,272)	(1,579,399)	(346,170)	(741,028)
(1,615,035)	(5,062,806)	(1,342,502)	(2,373,994)
(651,058)	(2,277,426)	(1,207,801)	(2,007,206)
(656,746)	(2,540,100)	(428,478)	(780,364)
(1,770,666)	(7,093,523)	(2,508,282)	(4,776,856)
(7,167,549)	(31,566,123)	(8,542,857)	(16,053,936)

(15,077,632)	(5,711,276)	(9,355,085)	582,745
(7,436,428)	(60,344,212)	268,389	(690,325)
818,781	(1,162,543)	(547,665)	(612,401)
(1,629,356)	5,928,872	(3,537,379)	2,065,930
(3,363,475)	359,036	(662,735)	2,011,043
(1,051,024)	(837,712)	110,016	498,775
(13,511,551)	2,609,245	(4,063,148)	4,178,319
(41,250,685)	(59,158,590)	(17,787,607)	8,034,086
2,993,084	(50,994,315)	7,428,906	11,703,305

258,147,817	309,142,132	149,996,142	138,292,837
$261,140,901	$258,147,817	$157,425,048	$149,996,142

The accompanying notes are an integral part of the financial statements.
59

MassMutual Funds (Continued)

Statements of Changes in Net Assets

	MassMutual RetireSMART by JPMorgan 2040 Fund
	Year Ended September 30, 2024	Year Ended September 30, 2023
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$ 4,544,474	$ 4,158,359
Net realized gain (loss)	9,026,943	(5,747,610)
Net change in unrealized appreciation (depreciation)	32,070,344	40,997,547
Net increase (decrease) in net assets resulting from operations	45,641,761	39,408,296
Distributions to shareholders (Note 2):
Class I	(1,152,509)	(5,809,434)
Class R5	(14,808)	(5,781,138)
Service Class	(271,494)	(1,452,117)
Administrative Class	(1,195,526)	(5,323,215)
Class R4	(384,393)	(1,861,099)
Class A	(338,793)	(1,725,507)
Class R3	(825,105)	(5,372,313)
Total distributions	(4,182,628)	(27,324,823)
Net fund share transactions (Note 5):
Class I	(12,288,102)	(3,754,110)
Class R5	234,347	(50,721,292)
Service Class	1,197,466	(1,074,270)
Administrative Class	(7,716,124)	5,466,218
Class R4	(4,984,214)	1,829,745
Class A	188,651	648,830
Class R3	(8,024,987)	4,428,951
Increase (decrease) in net assets from fund share transactions	(31,392,963)	(43,175,928)
Total increase (decrease) in net assets	10,066,170	(31,092,455)
Net assets
Beginning of year	192,819,393	223,911,848
End of year	$202,885,563	$192,819,393

The accompanying notes are an integral part of the financial statements.
60

MassMutual RetireSMART by JPMorgan 2045 Fund		MassMutual RetireSMART by JPMorgan 2050 Fund
Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2024	Year Ended September 30, 2023

$ 2,271,855	$ 1,674,987	$ 2,524,995	$ 2,733,135
4,355,091	806,525	9,921,251	(4,411,604)
22,372,752	15,262,263	23,881,126	32,463,559
28,999,698	17,743,775	36,327,372	30,785,090

(1,976,088)	(3,977,946)	(1,091,962)	(3,397,106)
(62,287)	(97,499)	(48,636)	(5,256,874)
(200,684)	(480,213)	(191,502)	(572,869)
(1,417,522)	(2,574,934)	(1,555,887)	(4,402,189)
(1,036,833)	(1,993,731)	(532,959)	(1,583,369)
(434,767)	(884,534)	(328,304)	(1,023,608)
(2,228,251)	(4,445,492)	(880,412)	(3,540,081)
(7,356,432)	(14,454,349)	(4,629,662)	(19,776,096)

(2,175,693)	1,010,206	(8,900,695)	1,633,520
273,750	(394,840)	1,280,024	(44,539,013)
740,279	(472,982)	1,229,822	382,304
(7,316,030)	3,779,250	154,467	7,678,270
1,137,585	279,345	(3,392,129)	3,465,302
739,853	349,111	1,002,240	873,537
(942,254)	3,546,056	(6,341,282)	3,923,430
(7,542,510)	8,096,146	(14,967,553)	(26,582,650)
14,100,756	11,385,572	16,730,157	(15,573,656)

112,459,915	101,074,343	141,267,918	156,841,574
$126,560,671	$112,459,915	$157,998,075	$141,267,918

The accompanying notes are an integral part of the financial statements.
61

MassMutual Funds (Continued)

Statements of Changes in Net Assets

	MassMutual RetireSMART by JPMorgan 2055 Fund
	Year Ended September 30, 2024	Year Ended September 30, 2023
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$ 1,136,701	$ 882,541
Net realized gain (loss)	2,888,308	(92,674)
Net change in unrealized appreciation (depreciation)	12,385,773	8,573,049
Net increase (decrease) in net assets resulting from operations	16,410,782	9,362,916
Distributions to shareholders (Note 2):
Class I	(953,053)	(1,843,278)
Class R5	(39,929)	(57,279)
Service Class	(203,321)	(399,805)
Administrative Class	(717,707)	(1,271,770)
Class R4	(456,602)	(863,273)
Class A	(104,689)	(162,677)
Class R3	(1,490,690)	(2,780,779)
Total distributions	(3,965,991)	(7,378,861)
Net fund share transactions (Note 5):
Class I	(648,942)	500,980
Class R5	14,921	(490,728)
Service Class	669,869	215,309
Administrative Class	(3,861,481)	1,756,990
Class R4	(1,147,259)	2,278,425
Class A	520,660	267,963
Class R3	(353,868)	3,182,548
Increase (decrease) in net assets from fund share transactions	(4,806,100)	7,711,487
Total increase (decrease) in net assets	7,638,691	9,695,542
Net assets
Beginning of year	62,316,114	52,620,572
End of year	$69,954,805	$62,316,114

+ Fund commenced operations on February 1, 2023.

The accompanying notes are an integral part of the financial statements.
62

MassMutual RetireSMART by JPMorgan 2060 Fund		MassMutual RetireSMART by JPMorgan 2065 Fund+
Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2024	Period Ended September 30, 2023

$ 486,219	$ 347,622	$ 17,565	$ 3,433
1,518,344	(500,527)	83,848	856
4,293,335	3,233,908	153,246	(12,195)
6,297,898	3,081,003	254,659	(7,906)

(987,632)	(1,693,451)	(7,897)	—
(16,096)	(25,192)	(1,882)	—
(128,088)	(187,087)	(1,790)	—
(228,776)	(283,229)	(1,698)	—
(110,590)	(134,231)	(1,562)	—
(30,773)	(48,042)	(1,470)	—
(115,886)	(182,699)	(1,334)	—
(1,617,841)	(2,553,931)	(17,633)	—

1,049,870	1,528,231	—	400,000
47,664	15,274	—	100,000
994,775	461,066	110,147	100,000
(1,723,590)	1,216,992	—	100,000
764,764	550,165	—	100,000
154,070	92,466	—	100,000
378,272	433,624	—	100,000
1,665,825	4,297,818	110,147	1,000,000
6,345,882	4,824,890	347,173	992,094

22,123,582	17,298,692	992,094	—
$ 28,469,464	$ 22,123,582	$ 1,339,267	$ 992,094

The accompanying notes are an integral part of the financial statements.
63

MassMutual Funds (Continued)

Statements of Changes in Net Assets

	MassMutual Select T. Rowe Price Retirement Balanced Fund
	Year Ended September 30, 2024	Year Ended September 30, 2023
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$ 6,318,778	$ 8,050,806
Net realized gain (loss)	(9,862,546)	2,605,256
Net change in unrealized appreciation (depreciation)	36,161,996	2,608,479
Net increase (decrease) in net assets resulting from operations	32,618,228	13,264,541
Distributions to shareholders (Note 2):
Class I	(1,372,982)	(2,083,792)
Class M5	(7,608,149)	(12,897,182)
Class M4	(406,563)	(703,701)
Class M3	(153,151)	(303,774)
Total distributions	(9,540,845)	(15,988,449)
Net fund share transactions (Note 5):
Class I	21,036,701	5,250,089
Class M5	(1,082,023)	17,794,329
Class M4	2,770,360	1,042,416
Class M3	(516,542)	(1,001,852)
Increase (decrease) in net assets from fund share transactions	22,208,496	23,084,982
Total increase (decrease) in net assets	45,285,879	20,361,074
Net assets
Beginning of year	178,492,144	158,131,070
End of year	$223,778,023	$178,492,144

The accompanying notes are an integral part of the financial statements.
64

MassMutual Select T. Rowe Price Retirement 2005 Fund		MassMutual Select T. Rowe Price Retirement 2010 Fund
Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2024	Year Ended September 30, 2023

$ 564,428	$ 1,166,230	$ 3,029,439	$ 4,623,317
(851,820)	(2,005,077)	(4,401,848)	(1,189,861)
3,217,181	2,965,669	18,053,974	6,324,147
2,929,789	2,126,822	16,681,565	9,757,603

(212,856)	(1,407,669)	(2,147,567)	(7,409,599)
(176,310)	(523,707)	(635,347)	(2,418,095)
(42,708)	(152,332)	(243,210)	(1,078,821)
(37,007)	(119,775)	(131,936)	(883,160)
(468,881)	(2,203,483)	(3,158,060)	(11,789,675)

(977,738)	(6,703,971)	(8,224,224)	703,963
(1,044,965)	399,753	(7,381,566)	(654,133)
266,203	(447,569)	(4,746,771)	(1,232,675)
(1,283,754)	40,459	(968,574)	(3,203,112)
(3,040,254)	(6,711,328)	(21,321,135)	(4,385,957)
(579,346)	(6,787,989)	(7,797,630)	(6,418,029)

17,591,251	24,379,240	96,844,913	103,262,942
$ 17,011,905	$ 17,591,251	$ 89,047,283	$ 96,844,913

The accompanying notes are an integral part of the financial statements.
65

MassMutual Funds (Continued)

Statements of Changes in Net Assets

	MassMutual Select T. Rowe Price Retirement 2015 Fund
	Year Ended September 30, 2024	Year Ended September 30, 2023
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$ 3,194,427	$ 4,861,419
Net realized gain (loss)	(4,813,280)	65,805
Net change in unrealized appreciation (depreciation)	20,478,082	6,254,471
Net increase (decrease) in net assets resulting from operations	18,859,229	11,181,695
Distributions to shareholders (Note 2):
Class I	(2,716,297)	(7,786,710)
Class M5	(1,584,945)	(4,703,572)
Class M4	(227,423)	(527,680)
Class M3	(59,323)	(177,093)
Total distributions	(4,587,988)	(13,195,055)
Net fund share transactions (Note 5):
Class I	(15,392,464)	(1,790,758)
Class M5	(3,288,264)	(2,431,236)
Class M4	(1,026,480)	295,917
Class M3	(385,822)	(2,903,043)
Increase (decrease) in net assets from fund share transactions	(20,093,030)	(6,829,120)
Total increase (decrease) in net assets	(5,821,789)	(8,842,480)
Net assets
Beginning of year	105,388,954	114,231,434
End of year	$ 99,567,165	$ 105,388,954

The accompanying notes are an integral part of the financial statements.
66

MassMutual Select T. Rowe Price Retirement 2020 Fund		MassMutual Select T. Rowe Price Retirement 2025 Fund
Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2024	Year Ended September 30, 2023

$ 13,386,830	$ 20,666,543	$ 13,408,636	$ 18,766,908
(17,015,350)	6,347,768	(20,271,459)	14,316,493
87,291,530	27,127,475	101,846,521	29,136,555
83,663,010	54,141,786	94,983,698	62,219,956

(13,243,245)	(37,135,320)	(24,745,753)	(49,501,853)
(6,517,608)	(18,245,174)	(4,670,576)	(11,472,649)
(2,963,813)	(8,827,372)	(2,939,825)	(6,910,733)
(1,115,795)	(4,310,980)	(1,520,103)	(3,539,461)
(23,840,461)	(68,518,846)	(33,876,257)	(71,424,696)

(103,575,876)	7,624,061	(130,023,414)	22,499,739
(54,761,269)	(4,197,957)	(20,860,495)	(10,176,713)
(18,695,279)	(5,771,562)	(13,521,383)	(1,540,099)
(10,817,290)	(4,489,193)	(2,412,337)	(8,881,509)
(187,849,714)	(6,834,651)	(166,817,629)	1,901,418
(128,027,165)	(21,211,711)	(105,710,188)	(7,303,322)

490,646,340	511,858,051	520,268,456	527,571,778
$ 362,619,175	$ 490,646,340	$ 414,558,268	$ 520,268,456

The accompanying notes are an integral part of the financial statements.
67

MassMutual Funds (Continued)

Statements of Changes in Net Assets

	MassMutual Select T. Rowe Price Retirement 2030 Fund
	Year Ended September 30, 2024	Year Ended September 30, 2023
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$ 29,473,527	$ 32,672,859
Net realized gain (loss)	19,275,424	65,005,618
Net change in unrealized appreciation (depreciation)	221,205,573	62,357,119
Net increase (decrease) in net assets resulting from operations	269,954,524	160,035,596
Distributions to shareholders (Note 2):
Class I	(59,160,176)	(89,308,577)
Class M5	(29,220,918)	(43,648,928)
Class M4	(12,518,883)	(19,583,770)
Class M3	(5,548,128)	(9,130,988)
Total distributions	(106,448,105)	(161,672,263)
Net fund share transactions (Note 5):
Class I	(229,227,655)	90,347,761
Class M5	(114,050,778)	21,786,312
Class M4	(28,623,610)	11,156,855
Class M3	(1,848,848)	(9,115,282)
Increase (decrease) in net assets from fund share transactions	(373,750,891)	114,175,646
Total increase (decrease) in net assets	(210,244,472)	112,538,979
Net assets
Beginning of year	1,285,665,719	1,173,126,740
End of year	$ 1,075,421,247	$ 1,285,665,719

The accompanying notes are an integral part of the financial statements.
68

MassMutual Select T. Rowe Price Retirement 2035 Fund		MassMutual Select T. Rowe Price Retirement 2040 Fund
Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2024	Year Ended September 30, 2023

$ 14,229,966	$ 13,292,984	$ 21,055,599	$ 16,701,191
22,019,758	41,707,746	89,236,881	73,831,171
132,783,525	41,856,342	193,783,730	89,200,541
169,033,249	96,857,072	304,076,210	179,732,903

(44,424,961)	(53,962,632)	(57,634,296)	(82,791,145)
(9,355,164)	(12,699,918)	(27,953,692)	(42,625,996)
(6,532,231)	(8,298,444)	(11,357,560)	(17,706,685)
(3,051,449)	(4,034,514)	(4,868,521)	(8,989,189)
(63,363,805)	(78,995,508)	(101,814,069)	(152,113,015)

(135,097,710)	76,892,181	(242,186,767)	125,586,124
(11,134,355)	1,202,780	(103,280,599)	25,407,133
(16,444,338)	3,230,681	(30,710,970)	12,866,874
1,330,973	(1,144,824)	(6,731,202)	(3,281,773)
(161,345,430)	80,180,818	(382,909,538)	160,578,358
(55,675,986)	98,042,382	(180,647,397)	188,198,246

711,827,751	613,785,369	1,215,452,967	1,027,254,721
$ 656,151,765	$ 711,827,751	$ 1,034,805,570	$ 1,215,452,967

The accompanying notes are an integral part of the financial statements.
69

MassMutual Funds (Continued)

Statements of Changes in Net Assets

	MassMutual Select T. Rowe Price Retirement 2045 Fund
	Year Ended September 30, 2024	Year Ended September 30, 2023
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$ 9,256,199	$ 6,646,250
Net realized gain (loss)	35,709,276	39,699,908
Net change in unrealized appreciation (depreciation)	112,059,851	42,460,294
Net increase (decrease) in net assets resulting from operations	157,025,326	88,806,452
Distributions to shareholders (Note 2):
Class I	(39,636,229)	(45,395,168)
Class M5	(6,038,865)	(8,635,706)
Class M4	(4,780,474)	(6,096,550)
Class M3	(2,471,367)	(3,138,892)
Total distributions	(52,926,935)	(63,266,316)
Net fund share transactions (Note 5):
Class I	(119,693,815)	85,722,051
Class M5	(2,666,421)	(3,408,536)
Class M4	(6,651,872)	3,230,834
Class M3	2,168,053	(205,919)
Increase (decrease) in net assets from fund share transactions	(126,844,055)	85,338,430
Total increase (decrease) in net assets	(22,745,664)	110,878,566
Net assets
Beginning of year	586,313,519	475,434,953
End of year	$ 563,567,855	$ 586,313,519

The accompanying notes are an integral part of the financial statements.
70

MassMutual Select T. Rowe Price Retirement 2050 Fund		MassMutual Select T. Rowe Price Retirement 2055 Fund
Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2024	Year Ended September 30, 2023

$ 13,034,567	$ 8,905,829	$ 5,985,365	$ 3,772,859
72,353,634	56,633,646	19,798,235	25,557,987
154,000,226	67,750,216	80,779,466	27,286,577
239,388,427	133,289,691	106,563,066	56,617,423

(40,993,891)	(53,739,968)	(26,725,562)	(26,744,224)
(22,059,647)	(30,227,423)	(2,856,806)	(3,855,725)
(7,237,528)	(9,646,526)	(2,862,055)	(3,046,858)
(3,687,869)	(5,858,975)	(1,566,278)	(2,007,743)
(73,978,935)	(99,472,892)	(34,010,701)	(35,654,550)

(130,829,947)	101,076,749	(97,784,664)	72,437,242
(49,578,027)	21,733,795	(412,713)	(2,901,634)
(13,596,164)	11,150,964	(3,538,779)	3,354,863
(1,381,860)	2,611,285	639,750	(178,746)
(195,385,998)	136,572,793	(101,096,406)	72,711,725
(29,976,506)	170,389,592	(28,544,041)	93,674,598

871,488,874	701,099,282	388,473,968	294,799,370
$ 841,512,368	$ 871,488,874	$ 359,929,927	$ 388,473,968

The accompanying notes are an integral part of the financial statements.
71

MassMutual Funds (Continued)

Statements of Changes in Net Assets

	MassMutual Select T. Rowe Price Retirement 2060 Fund
	Year Ended September 30, 2024	Year Ended September 30, 2023
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$ 3,255,555	$ 1,659,968
Net realized gain (loss)	3,856,842	10,852,749
Net change in unrealized appreciation (depreciation)	61,841,226	13,455,307
Net increase (decrease) in net assets resulting from operations	68,953,623	25,968,024
Distributions to shareholders (Note 2):
Class I	(10,236,293)	(7,603,946)
Class M5	(3,980,975)	(3,403,805)
Class M4	(1,628,892)	(1,568,194)
Class M3	(667,506)	(631,426)
Total distributions	(16,513,666)	(13,207,371)
Net fund share transactions (Note 5):
Class I	12,850,021	57,435,659
Class M5	3,022,038	10,771,305
Class M4	1,405,975	4,565,748
Class M3	638,399	3,145,051
Increase (decrease) in net assets from fund share transactions	17,916,433	75,917,763
Total increase (decrease) in net assets	70,356,390	88,678,416
Net assets
Beginning of year	219,101,153	130,422,737
End of year	$ 289,457,543	$ 219,101,153

+ Commenced operations on February 1, 2023.

The accompanying notes are an integral part of the financial statements.
72

MassMutual Select T. Rowe Price Retirement 2065 Fund+
Year Ended September 30, 2024	Period Ended September 30, 2023

$ 16,382	$ (3,330)
387,937	2,129
434,383	2,364
838,702	1,163

(17,773)	—
(1,781)	—
(15,478)	—
(1,241)	—
(36,273)	—

711,030	893,798
404,487	104,176
1,095,933	113,167
573	100,000
2,212,023	1,211,141
3,014,452	1,212,304

1,212,304	—
$ 4,226,756	$ 1,212,304

The accompanying notes are an integral part of the financial statements.
73

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual 20/80 Allocation Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m,z	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
9/30/24	$8.34	$0.48	$0.83	$1.31	$(0.31)	$—	$(0.31)	$9.34	15.96%	$15,541	0.14%	0.11%	5.43%
9/30/23	8.37	0.22	0.17	0.39	(0.25)	(0.17)	(0.42)	8.34	4.70%	13,553	0.14%	0.04%	2.62%
9/30/22	10.60	0.32	(1.84)	(1.52)	(0.33)	(0.38)	(0.71)	8.37	(15.46%)	13,143	0.12%	0.04%	3.35%
9/30/21	10.34	0.28	0.56	0.84	(0.38)	(0.20)	(0.58)	10.60	8.35%	18,990	0.12%	0.03%	2.67%
9/30/20	10.15	0.25	0.45	0.70	(0.31)	(0.20)	(0.51)	10.34	7.09%	17,848	0.11%	0.02%	2.49%
Class R5
9/30/24	$8.33	$0.47	$0.83	$1.30	$(0.30)	$—	$(0.30)	$9.33	15.87%	$2,822	0.24%	0.21%	5.42%
9/30/23	8.35	0.22	0.17	0.39	(0.24)	(0.17)	(0.41)	8.33	4.66%	2,672	0.24%	0.14%	2.53%
9/30/22	10.59	0.45	(1.99)	(1.54)	(0.32)	(0.38)	(0.70)	8.35	(15.64%)	2,488	0.22%	0.14%	4.59%
9/30/21	10.32	0.27	0.57	0.84	(0.37)	(0.20)	(0.57)	10.59	8.37%	6,108	0.22%	0.13%	2.62%
9/30/20	10.14	0.28	0.40	0.68	(0.30)	(0.20)	(0.50)	10.32	6.89%	5,946	0.21%	0.12%	2.85%
Service Class
9/30/24	$8.32	$0.45	$0.84	$1.29	$(0.29)	$—	$(0.29)	$9.32	15.78%	$133,717	0.34%	0.31%	5.17%
9/30/23	8.35	0.20	0.17	0.37	(0.23)	(0.17)	(0.40)	8.32	4.49%	111,916	0.34%	0.24%	2.40%
9/30/22	10.58	0.28	(1.82)	(1.54)	(0.31)	(0.38)	(0.69)	8.35	(15.66%)	103,035	0.32%	0.24%	2.95%
9/30/21	10.32	0.24	0.59	0.83	(0.37)	(0.20)	(0.57)	10.58	8.21%	123,549	0.32%	0.23%	2.27%
9/30/20	10.13	0.05	0.63	0.68	(0.29)	(0.20)	(0.49)	10.32	6.90%	114,464	0.31%	0.22%	0.51%

	Year Ended September 30
	2024	2023	2022	2021	2020
Portfolio turnover rate	16%	27%	27%	26%	33%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period February 1, 2023 (commencement of operations) through September 30, 2023.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

aa
The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.
74

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m,z	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Administrative Class
9/30/24	$8.35	$0.48	$0.80	$1.28	$(0.27)	$—	$(0.27)	$9.36	15.62%	$16,113	0.44%	0.41%	5.52%
9/30/23	8.38	0.20	0.16	0.36	(0.22)	(0.17)	(0.39)	8.35	4.35%	18,560	0.44%	0.34%	2.30%
9/30/22	10.60	0.28	(1.84)	(1.56)	(0.28)	(0.38)	(0.66)	8.38	(15.72%)	18,215	0.42%	0.34%	2.88%
9/30/21	10.33	0.25	0.57	0.82	(0.35)	(0.20)	(0.55)	10.60	8.11%	26,944	0.42%	0.33%	2.40%
9/30/20	10.14	0.22	0.44	0.66	(0.27)	(0.20)	(0.47)	10.33	6.72%	34,036	0.41%	0.32%	2.17%
Class R4
9/30/24	$8.50	$0.44	$0.84	$1.28	$(0.27)	$—	$(0.27)	$9.51	15.30%	$5,314	0.59%	0.57%	4.87%
9/30/23	8.51	0.19	0.18	0.37	(0.21)	(0.17)	(0.38)	8.50	4.32%	3,054	0.59%	0.49%	2.22%
9/30/22	10.76	0.27	(1.87)	(1.60)	(0.27)	(0.38)	(0.65)	8.51	(15.92%)	3,066	0.57%	0.49%	2.80%
9/30/21	10.21	0.26	0.55	0.81	(0.06)	(0.20)	(0.26)	10.76	8.00%	4,254	0.57%	0.48%	2.46%
9/30/20	10.04	0.39	0.25	0.64	(0.27)	(0.20)	(0.47)	10.21	6.51%	6,643	0.56%	0.47%	3.94%
Class A
9/30/24	$8.39	$0.43	$0.84	$1.27	$(0.25)	$—	$(0.25)	$9.41	15.38%	$11,578	0.66%	0.63%	4.91%
9/30/23	8.42	0.20	0.14	0.34	(0.20)	(0.17)	(0.37)	8.39	4.05%	12,091	0.69%	0.59%	2.31%
9/30/22	10.65	0.26	(1.84)	(1.58)	(0.27)	(0.38)	(0.65)	8.42	(15.90%)	14,202	0.67%	0.59%	2.69%
9/30/21	10.38	0.22	0.57	0.79	(0.32)	(0.20)	(0.52)	10.65	7.76%	19,773	0.67%	0.58%	2.08%
9/30/20	10.19	0.23	0.41	0.64	(0.25)	(0.20)	(0.45)	10.38	6.45%	22,073	0.66%	0.57%	2.30%
Class R3
9/30/24	$8.22	$0.42	$0.81	$1.23	$(0.24)	$—	$(0.24)	$9.21	15.24%	$3,789	0.84%	0.81%	4.85%
9/30/23	8.25	0.18	0.14	0.32	(0.18)	(0.17)	(0.35)	8.22	3.90%	3,499	0.84%	0.74%	2.19%
9/30/22	10.45	0.24	(1.81)	(1.57)	(0.25)	(0.38)	(0.63)	8.25	(16.05%)	4,126	0.82%	0.74%	2.49%
9/30/21	10.20	0.21	0.56	0.77	(0.32)	(0.20)	(0.52)	10.45	7.64%	5,725	0.82%	0.73%	2.06%
9/30/20	10.01	0.21	0.41	0.62	(0.23)	(0.20)	(0.43)	10.20	6.32%	6,964	0.81%	0.72%	2.11%
Class Y
9/30/24	$8.32	$0.47	$0.83	$1.30	$(0.30)	$—	$(0.30)	$9.32	15.89%	$108	0.24%	0.21%	5.36%
9/30/23[g]	8.67	0.02	(0.37)aa	(0.35)	—	—	—	8.32	(4.04%)[b]	96	0.24%[a]	0.14%[a]	0.33%[a]

The accompanying notes are an integral part of the financial statements.
75

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual 40/60 Allocation Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m,z	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
9/30/24	$8.18	$0.38	$1.17	$1.55	$(0.24)	$(0.15)	$(0.39)	$9.34	19.43%	$38,692	0.14%	0.12%	4.41%
9/30/23	8.11	0.19	0.46	0.65	(0.21)	(0.37)	(0.58)	8.18	8.25%	29,787	0.13%	0.06%	2.30%
9/30/22	10.57	0.27	(1.85)	(1.58)	(0.33)	(0.55)	(0.88)	8.11	(16.39%)	30,477	0.11%	0.06%	2.83%
9/30/21	9.80	0.22	1.11	1.33	(0.33)	(0.23)	(0.56)	10.57	13.89%	47,449	0.11%	0.05%	2.09%
9/30/20	9.93	0.18	0.71	0.89	(0.24)	(0.78)	(1.02)	9.80	9.29%	36,725	0.10%	0.04%	1.94%
Class R5
9/30/24	$8.19	$0.37	$1.17	$1.54	$(0.23)	$(0.15)	$(0.38)	$9.35	19.28%	$6,483	0.24%	0.22%	4.28%
9/30/23	8.12	0.18	0.46	0.64	(0.20)	(0.37)	(0.57)	8.19	8.10%	6,005	0.23%	0.16%	2.17%
9/30/22	10.57	0.34	(1.92)	(1.58)	(0.32)	(0.55)	(0.87)	8.12	(16.37%)	5,503	0.21%	0.16%	3.59%
9/30/21	9.81	0.23	1.08	1.31	(0.32)	(0.23)	(0.55)	10.57	13.66%	8,580	0.21%	0.15%	2.23%
9/30/20	9.94	0.22	0.65	0.87	(0.22)	(0.78)	(1.00)	9.81	9.12%	9,331	0.20%	0.14%	2.34%
Service Class
9/30/24	$8.24	$0.37	$1.17	$1.54	$(0.22)	$(0.15)	$(0.37)	$9.41	19.17%	$14,615	0.34%	0.32%	4.20%
9/30/23	8.17	0.18	0.46	0.64	(0.20)	(0.37)	(0.57)	8.24	7.95%	13,315	0.33%	0.26%	2.12%
9/30/22	10.62	0.23	(1.82)	(1.59)	(0.31)	(0.55)	(0.86)	8.17	(16.40%)	12,834	0.31%	0.26%	2.43%
9/30/21	9.85	0.21	1.10	1.31	(0.31)	(0.23)	(0.54)	10.62	13.62%	16,971	0.31%	0.25%	2.06%
9/30/20	9.98	0.13	0.73	0.86	(0.21)	(0.78)	(0.99)	9.85	8.98%	17,683	0.30%	0.24%	1.37%

	Year Ended September 30
	2024	2023	2022	2021	2020
Portfolio turnover rate	17%	27%	32%	24%	52%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period February 1, 2023 (commencement of operations) through September 30, 2023.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

aa
The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.
76

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m,z	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Administrative Class
9/30/24	$8.24	$0.36	$1.16	$1.52	$(0.21)	$(0.15)	$(0.36)	$9.40	18.91%	$25,837	0.44%	0.42%	4.09%
9/30/23	8.16	0.17	0.46	0.63	(0.18)	(0.37)	(0.55)	8.24	7.94%	25,914	0.43%	0.36%	2.06%
9/30/22	10.61	0.22	(1.83)	(1.61)	(0.29)	(0.55)	(0.84)	8.16	(16.55%)	28,220	0.41%	0.36%	2.30%
9/30/21	9.84	0.21	1.09	1.30	(0.30)	(0.23)	(0.53)	10.61	13.46%	44,399	0.41%	0.35%	2.02%
9/30/20	9.96	0.19	0.67	0.86	(0.20)	(0.78)	(0.98)	9.84	8.94%	53,133	0.40%	0.34%	1.98%
Class R4
9/30/24	$8.13	$0.34	$1.17	$1.51	$(0.21)	$(0.15)	$(0.36)	$9.28	18.93%	$50,784	0.59%	0.57%	3.90%
9/30/23	8.07	0.15	0.46	0.61	(0.18)	(0.37)	(0.55)	8.13	7.66%	38,456	0.58%	0.51%	1.80%
9/30/22	10.51	0.20	(1.80)	(1.60)	(0.29)	(0.55)	(0.84)	8.07	(16.65%)	32,058	0.56%	0.51%	2.14%
9/30/21	9.75	0.17	1.10	1.27	(0.28)	(0.23)	(0.51)	10.51	13.27%	32,786	0.56%	0.50%	1.65%
9/30/20	9.88	0.18	0.67	0.85	(0.20)	(0.78)	(0.98)	9.75	8.87%	29,626	0.55%	0.49%	1.96%
Class A
9/30/24	$8.26	$0.35	$1.18	$1.53	$(0.19)	$(0.15)	$(0.34)	$9.45	18.86%	$33,313	0.66%	0.63%	4.01%
9/30/23	8.18	0.16	0.45	0.61	(0.16)	(0.37)	(0.53)	8.26	7.63%	38,942	0.68%	0.61%	1.87%
9/30/22	10.64	0.20	(1.84)	(1.64)	(0.27)	(0.55)	(0.82)	8.18	(16.82%)	45,256	0.66%	0.61%	2.10%
9/30/21	9.86	0.18	1.10	1.28	(0.27)	(0.23)	(0.50)	10.64	13.26%	61,814	0.66%	0.60%	1.73%
9/30/20	9.99	0.16	0.67	0.83	(0.18)	(0.78)	(0.96)	9.86	8.56%	69,682	0.65%	0.59%	1.67%
Class R3
9/30/24	$8.10	$0.32	$1.15	$1.47	$(0.18)	$(0.15)	$(0.33)	$9.24	18.55%	$15,559	0.84%	0.82%	3.74%
9/30/23	8.03	0.14	0.45	0.59	(0.15)	(0.37)	(0.52)	8.10	7.43%	14,214	0.83%	0.76%	1.64%
9/30/22	10.50	0.21	(1.83)	(1.62)	(0.30)	(0.55)	(0.85)	8.03	(16.91%)	15,309	0.81%	0.76%	2.25%
9/30/21	9.74	0.17	1.08	1.25	(0.26)	(0.23)	(0.49)	10.50	13.07%	7,450	0.81%	0.75%	1.69%
9/30/20	9.86	0.14	0.68	0.82	(0.16)	(0.78)	(0.94)	9.74	8.56%	8,785	0.80%	0.74%	1.46%
Class Y
9/30/24	$8.19	$0.38	$1.16	$1.54	$(0.23)	$(0.15)	$(0.38)	$9.35	19.30%	$111	0.24%	0.22%	4.35%
9/30/23[g]	8.44	0.01	(0.26)aa	(0.25)	—	—	—	8.19	(2.96%)[b]	97	0.23%[a]	0.16%[a]	0.12%[a]

The accompanying notes are an integral part of the financial statements.
77

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual 60/40 Allocation Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m,z	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
9/30/24	$8.02	$0.30	$1.48	$1.78	$(0.20)	$(0.19)	$(0.39)	$9.41	22.85%	$33,539	0.15%	0.13%	3.45%
9/30/23	8.02	0.17	0.75	0.92	(0.20)	(0.72)	(0.92)	8.02	11.99%	28,687	0.14%	0.06%	2.06%
9/30/22	10.96	0.19	(1.73)	(1.54)	(0.38)	(1.02)	(1.40)	8.02	(16.45%)	28,473	0.12%	0.06%	2.05%
9/30/21	9.50	0.19	1.70	1.89	(0.28)	(0.15)	(0.43)	10.96	20.32%	28,917	0.11%	0.05%	1.81%
9/30/20	9.90	0.16	0.71	0.87	(0.21)	(1.06)	(1.27)	9.50	9.14%	21,696	0.11%	0.04%	1.73%
Class R5
9/30/24	$8.02	$0.28	$1.49	$1.77	$(0.19)	$(0.19)	$(0.38)	$9.41	22.73%	$9,779	0.25%	0.23%	3.27%
9/30/23	8.03	0.16	0.73	0.89	(0.18)	(0.72)	(0.90)	8.02	11.68%	8,483	0.24%	0.16%	1.90%
9/30/22	10.96	0.32	(1.86)	(1.54)	(0.37)	(1.02)	(1.39)	8.03	(16.42%)	8,300	0.21%	0.16%	3.24%
9/30/21	9.50	0.16	1.72	1.88	(0.27)	(0.15)	(0.42)	10.96	20.21%	20,602	0.21%	0.15%	1.56%
9/30/20	9.91	0.18	0.67	0.85	(0.20)	(1.06)	(1.26)	9.50	8.93%	15,435	0.21%	0.14%	1.92%
Service Class
9/30/24	$8.06	$0.27	$1.51	$1.78	$(0.18)	$(0.19)	$(0.37)	$9.47	22.75%	$27,034	0.35%	0.33%	3.12%
9/30/23	8.07	0.15	0.74	0.89	(0.18)	(0.72)	(0.90)	8.06	11.54%	21,714	0.34%	0.26%	1.84%
9/30/22	11.01	0.19	(1.75)	(1.56)	(0.36)	(1.02)	(1.38)	8.07	(16.55%)	20,361	0.32%	0.26%	2.00%
9/30/21	9.54	0.17	1.71	1.88	(0.26)	(0.15)	(0.41)	11.01	20.15%	24,617	0.31%	0.25%	1.60%
9/30/20	9.93	0.07	0.79	0.86	(0.19)	(1.06)	(1.25)	9.54	8.94%	25,087	0.31%	0.24%	0.76%

	Year Ended September 30
	2024	2023	2022	2021	2020
Portfolio turnover rate	22%	35%	26%	28%	58%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
e	Amount is less than 0.005% per share.
g	For the period February 1, 2023 (commencement of operations) through September 30, 2023.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

aa
The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.
78

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m,z	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Administrative Class
9/30/24	$8.07	$0.27	$1.49	$1.76	$(0.17)	$(0.19)	$(0.36)	$9.47	22.45%	$36,863	0.45%	0.42%	3.13%
9/30/23	8.07	0.14	0.75	0.89	(0.17)	(0.72)	(0.89)	8.07	11.54%	38,329	0.44%	0.36%	1.72%
9/30/22	11.00	0.19	(1.76)	(1.57)	(0.34)	(1.02)	(1.36)	8.07	(16.62%)	37,871	0.41%	0.36%	1.98%
9/30/21	9.53	0.16	1.71	1.87	(0.25)	(0.15)	(0.40)	11.00	20.00%	61,143	0.41%	0.35%	1.53%
9/30/20	9.92	0.16	0.68	0.84	(0.17)	(1.06)	(1.23)	9.53	8.78%	59,725	0.41%	0.34%	1.71%
Class R4
9/30/24	$7.98	$0.26	$1.48	$1.74	$(0.16)	$(0.19)	$(0.35)	$9.37	22.40%	$10,946	0.60%	0.58%	2.99%
9/30/23	7.99	0.13	0.74	0.87	(0.16)	(0.72)	(0.88)	7.98	11.35%	8,017	0.59%	0.51%	1.62%
9/30/22	10.91	0.16	(1.74)	(1.58)	(0.32)	(1.02)	(1.34)	7.99	(16.78%)	8,037	0.56%	0.51%	1.72%
9/30/21	9.43	0.13	1.71	1.84	(0.21)	(0.15)	(0.36)	10.91	19.83%	10,735	0.56%	0.50%	1.26%
9/30/20	9.84	0.20	0.62	0.82	(0.17)	(1.06)	(1.23)	9.43	8.59%	10,218	0.56%	0.49%	2.13%
Class A
9/30/24	$8.11	$0.24	$1.51	$1.75	$(0.14)	$(0.19)	$(0.33)	$9.53	22.19%	$33,034	0.67%	0.64%	2.79%
9/30/23	8.10	0.13	0.74	0.87	(0.14)	(0.72)	(0.86)	8.11	11.27%	39,817	0.69%	0.61%	1.55%
9/30/22	11.04	0.16	(1.76)	(1.60)	(0.32)	(1.02)	(1.34)	8.10	(16.84%)	44,420	0.66%	0.61%	1.69%
9/30/21	9.57	0.14	1.70	1.84	(0.22)	(0.15)	(0.37)	11.04	19.60%	57,203	0.66%	0.60%	1.31%
9/30/20	9.96	0.13	0.69	0.82	(0.15)	(1.06)	(1.21)	9.57	8.51%	59,454	0.66%	0.59%	1.43%
Class R3
9/30/24	$7.94	$0.22	$1.48	$1.70	$(0.14)	$(0.19)	$(0.33)	$9.31	21.99%	$13,206	0.85%	0.83%	2.61%
9/30/23	7.94	0.10	0.75	0.85	(0.13)	(0.72)	(0.85)	7.94	11.17%	10,228	0.84%	0.76%	1.26%
9/30/22	10.84	0.15	(1.74)	(1.59)	(0.29)	(1.02)	(1.31)	7.94	(17.00%)	9,592	0.81%	0.76%	1.53%
9/30/21	9.40	0.12	1.68	1.80	(0.21)	(0.15)	(0.36)	10.84	19.50%	14,252	0.81%	0.75%	1.13%
9/30/20	9.80	0.11	0.68	0.79	(0.13)	(1.06)	(1.19)	9.40	8.33%	15,686	0.81%	0.74%	1.16%
Class Y
9/30/24	$8.02	$0.29	$1.48	$1.77	$(0.19)	$(0.19)	$(0.38)	$9.41	22.74%	$115	0.25%	0.23%	3.33%
9/30/23[g]	8.17	0.00[d]	(0.15)aa	(0.15)	—	—	—	8.02	(1.84%)[b]	98	0.24%[a]	0.16%[a]	0.00%[a,e]

The accompanying notes are an integral part of the financial statements.
79

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual 80/20 Allocation Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m,z	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
9/30/24	$8.95	$0.23	$2.06	$2.29	$(0.14)	$(0.26)	$(0.40)	$10.84	26.40%	$40,543	0.20%	0.17%	2.33%
9/30/23	8.86	0.16	1.14	1.30	(0.20)	(1.01)	(1.21)	8.95	15.65%	35,417	0.19%	0.09%	1.74%
9/30/22	12.13	0.20	(2.08)	(1.88)	(0.41)	(0.98)	(1.39)	8.86	(17.85%)	33,246	0.16%	0.09%	1.91%
9/30/21	10.28	0.18	2.24	2.42	(0.23)	(0.34)	(0.57)	12.13	24.09%	38,991	0.16%	0.08%	1.51%
9/30/20	10.59	0.16	0.86	1.02	(0.19)	(1.14)	(1.33)	10.28	9.81%	30,942	0.18%	0.07%	1.58%
Class R5
9/30/24	$8.97	$0.22	$2.06	$2.28	$(0.13)	$(0.26)	$(0.39)	$10.86	26.19%	$4,488	0.30%	0.27%	2.26%
9/30/23	8.87	0.14	1.16	1.30	(0.19)	(1.01)	(1.20)	8.97	15.58%	3,416	0.29%	0.19%	1.57%
9/30/22	12.14	0.32	(2.21)	(1.89)	(0.40)	(0.98)	(1.38)	8.87	(17.91%)	3,301	0.25%	0.19%	2.90%
9/30/21	10.29	0.15	2.26	2.41	(0.22)	(0.34)	(0.56)	12.14	23.96%	7,435	0.26%	0.18%	1.32%
9/30/20	10.60	0.15	0.86	1.01	(0.18)	(1.14)	(1.32)	10.29	9.71%	6,025	0.28%	0.17%	1.54%
Service Class
9/30/24	$8.98	$0.21	$2.07	$2.28	$(0.13)	$(0.26)	$(0.39)	$10.87	26.06%	$18,611	0.40%	0.37%	2.08%
9/30/23	8.88	0.14	1.15	1.29	(0.18)	(1.01)	(1.19)	8.98	15.50%	15,609	0.39%	0.29%	1.50%
9/30/22	12.16	0.20	(2.11)	(1.91)	(0.39)	(0.98)	(1.37)	8.88	(18.04%)	12,945	0.35%	0.29%	1.85%
9/30/21	10.31	0.13	2.27	2.40	(0.21)	(0.34)	(0.55)	12.16	23.83%	15,973	0.36%	0.28%	1.13%
9/30/20	10.61	0.05	0.95	1.00	(0.16)	(1.14)	(1.30)	10.31	9.64%	11,041	0.38%	0.27%	0.51%

	Year Ended September 30
	2024	2023	2022	2021	2020
Portfolio turnover rate	21%	39%	28%	29%	62%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period February 1, 2023 (commencement of operations) through September 30, 2023.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

aa
The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

bb
The amount shown for a share outstanding does not correspond with the aggregate net investment income (loss) as shown on the Statement of Operations for the period due to the timing of class-specific expenses. See Note 3 for each fund’s expense structure.

The accompanying notes are an integral part of the financial statements.
80

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m,z	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Administrative Class
9/30/24	$8.98	$0.21	$2.06	$2.27	$(0.11)	$(0.26)	$(0.37)	$10.88	26.01%	$16,496	0.50%	0.47%	2.09%
9/30/23	8.88	0.13	1.15	1.28	(0.17)	(1.01)	(1.18)	8.98	15.33%	17,004	0.49%	0.39%	1.46%
9/30/22	12.15	0.18	(2.10)	(1.92)	(0.37)	(0.98)	(1.35)	8.88	(18.10%)	17,296	0.45%	0.39%	1.69%
9/30/21	10.29	0.14	2.25	2.39	(0.19)	(0.34)	(0.53)	12.15	23.77%	23,648	0.46%	0.38%	1.23%
9/30/20	10.59	0.14	0.84	0.98	(0.14)	(1.14)	(1.28)	10.29	9.49%	23,105	0.48%	0.37%	1.38%
Class R4
9/30/24	$8.80	$0.18	$2.03	$2.21	$(0.10)	$(0.26)	$(0.36)	$10.65	25.83%	$15,104	0.65%	0.62%	1.88%
9/30/23	8.73	0.11	1.13	1.24	(0.16)	(1.01)	(1.17)	8.80	15.06%	12,592	0.64%	0.54%	1.28%
9/30/22	11.96	0.16	(2.05)	(1.89)	(0.36)	(0.98)	(1.34)	8.73	(18.17%)	12,041	0.60%	0.54%	1.48%
9/30/21	10.14	0.11	2.22	2.33	(0.17)	(0.34)	(0.51)	11.96	23.47%	14,161	0.61%	0.53%	0.98%
9/30/20	10.46	0.15	0.81	0.96	(0.14)	(1.14)	(1.28)	10.14	9.37%	13,465	0.63%	0.52%	1.51%
Class A
9/30/24	$8.97	$0.18	$2.07	$2.25	$(0.09)	$(0.26)	$(0.35)	$10.87	25.73%	$18,504	0.72%	0.68%	1.87%
9/30/23	8.87	0.11	1.14	1.25	(0.14)	(1.01)	(1.15)	8.97	14.99%	20,218	0.74%	0.64%	1.23%
9/30/22	12.13	0.17	(2.11)	(1.94)	(0.34)	(0.98)	(1.32)	8.87	(18.30%)	20,773	0.70%	0.64%	1.61%
9/30/21	10.27	0.10	2.26	2.36	(0.16)	(0.34)	(0.50)	12.13	23.49%	32,829	0.71%	0.63%	0.88%
9/30/20	10.58	0.11	0.85	0.96	(0.13)	(1.14)	(1.27)	10.27	9.19%	31,252	0.73%	0.62%	1.11%
Class R3
9/30/24	$8.74	$0.16	$2.01	$2.17	$(0.08)	$(0.26)	$(0.34)	$10.57	25.44%	$14,513	0.90%	0.87%	1.62%
9/30/23	8.67	0.09	1.12	1.21	(0.13)	(1.01)	(1.14)	8.74	14.79%	13,759	0.89%	0.79%	1.02%
9/30/22	11.88	0.13	(2.04)	(1.91)	(0.32)	(0.98)	(1.30)	8.67	(18.38%)	14,153	0.85%	0.79%	1.27%
9/30/21	10.08	0.10	2.20	2.30	(0.16)	(0.34)	(0.50)	11.88	23.30%	19,120	0.86%	0.78%	0.86%
9/30/20	10.44	0.10	0.82	0.92	(0.14)	(1.14)	(1.28)	10.08	8.98%	17,928	0.88%	0.77%	1.08%
Class Y
9/30/24	$8.97	$0.22	$2.07	$2.29	$(0.14)	$(0.26)	$(0.40)	$10.86	26.23%	$120	0.30%	0.27%	2.26%
9/30/23[g]	9.04	(0.01)bb	(0.06)aa	(0.07)	—	—	—	8.97	(0.77%)[b]	99	0.29%[a]	0.19%[a]	(0.09%)[a]

The accompanying notes are an integral part of the financial statements.
81

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual RetireSMARTSM by JPMorgan In Retirement Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m,z	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
9/30/24	$9.41	$0.50	$1.22	$1.72	$(0.32)	$—	$(0.32)	$10.81	18.65%	$7,944	0.30%	0.06%	5.01%
9/30/23	9.41	0.29	0.45	0.74	(0.49)	(0.25)	(0.74)	9.41	8.01%	10,262	0.31%	0.06%	3.03%
9/30/22	12.78	0.33	(2.12)	(1.79)	(0.42)	(1.16)	(1.58)	9.41	(16.12%)	14,100	0.22%	0.06%	2.97%
9/30/21	12.02	0.34	1.16	1.50	(0.44)	(0.30)	(0.74)	12.78	12.84%	17,522	0.14%	0.06%	2.69%
9/30/20	11.78	0.29	0.33	0.62	(0.28)	(0.10)	(0.38)	12.02	5.27%	19,693	0.12%	0.06%	2.52%
Class R5
9/30/24	$9.44	$0.46	$1.26	$1.72	$(0.29)	$—	$(0.29)	$10.87	18.58%	$1,329	0.40%	0.16%	4.52%
9/30/23	9.44	0.29	0.44	0.73	(0.48)	(0.25)	(0.73)	9.44	7.86%	938	0.41%	0.16%	3.04%
9/30/22	12.81	0.32	(2.12)	(1.80)	(0.41)	(1.16)	(1.57)	9.44	(16.20%)	3,826	0.32%	0.16%	2.91%
9/30/21	12.05	0.27	1.22	1.49	(0.43)	(0.30)	(0.73)	12.81	12.68%	6,568	0.24%	0.16%	2.14%
9/30/20	11.80	0.37	0.25	0.62	(0.27)	(0.10)	(0.37)	12.05	5.26%	5,758	0.22%	0.16%	3.16%
Service Class
9/30/24	$9.45	$0.46	$1.26	$1.72	$(0.30)	$—	$(0.30)	$10.87	18.56%	$6,731	0.50%	0.26%	4.53%
9/30/23	9.45	0.26	0.46	0.72	(0.47)	(0.25)	(0.72)	9.45	7.70%	6,497	0.51%	0.26%	2.67%
9/30/22	12.82	0.35	(2.16)	(1.81)	(0.40)	(1.16)	(1.56)	9.45	(16.26%)	5,973	0.42%	0.26%	3.10%
9/30/21	12.06	0.40	1.08	1.48	(0.42)	(0.30)	(0.72)	12.82	12.58%	10,332	0.34%	0.26%	3.18%
9/30/20	11.81	0.28	0.32	0.60	(0.25)	(0.10)	(0.35)	12.06	5.13%	16,755	0.32%	0.26%	2.39%

	Year Ended September 30
	2024	2023	2022	2021	2020
Portfolio turnover rate	32%	28%	58%	28%	74%

c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
82

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m,z	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Administrative Class
9/30/24	$9.45	$0.46	$1.25	$1.71	$(0.29)	$—	$(0.29)	$10.87	18.42%	$21,350	0.60%	0.36%	4.53%
9/30/23	9.44	0.25	0.47	0.72	(0.46)	(0.25)	(0.71)	9.45	7.72%	22,591	0.61%	0.36%	2.63%
9/30/22	12.82	0.31	(2.15)	(1.84)	(0.38)	(1.16)	(1.54)	9.44	(16.45%)	22,751	0.52%	0.36%	2.82%
9/30/21	12.05	0.25	1.22	1.47	(0.40)	(0.30)	(0.70)	12.82	12.54%	32,436	0.44%	0.36%	1.99%
9/30/20	11.81	0.31	0.27	0.58	(0.24)	(0.10)	(0.34)	12.05	4.95%	30,972	0.42%	0.36%	2.69%
Class R4
9/30/24	$9.26	$0.45	$1.21	$1.66	$(0.27)	$—	$(0.27)	$10.65	18.29%	$7,299	0.75%	0.51%	4.53%
9/30/23	9.27	0.23	0.45	0.68	(0.44)	(0.25)	(0.69)	9.26	7.45%	9,043	0.76%	0.51%	2.45%
9/30/22	12.60	0.27	(2.08)	(1.81)	(0.36)	(1.16)	(1.52)	9.27	(16.47%)	9,504	0.67%	0.51%	2.48%
9/30/21	11.86	0.26	1.16	1.42	(0.38)	(0.30)	(0.68)	12.60	12.27%	11,952	0.59%	0.51%	2.08%
9/30/20	11.62	0.34	0.23	0.57	(0.23)	(0.10)	(0.33)	11.86	4.90%	14,384	0.57%	0.51%	2.93%
Class A
9/30/24	$9.43	$0.44	$1.25	$1.69	$(0.27)	$—	$(0.27)	$10.85	18.18%	$11,202	0.82%	0.58%	4.35%
9/30/23	9.42	0.23	0.46	0.69	(0.43)	(0.25)	(0.68)	9.43	7.42%	10,037	0.86%	0.61%	2.36%
9/30/22	12.65	0.29	(2.15)	(1.86)	(0.21)	(1.16)	(1.37)	9.42	(16.64%)	10,307	0.77%	0.61%	2.59%
9/30/21	11.91	0.30	1.12	1.42	(0.38)	(0.30)	(0.68)	12.65	12.20%	14,697	0.69%	0.61%	2.45%
9/30/20	11.68	0.23	0.32	0.55	(0.22)	(0.10)	(0.32)	11.91	4.74%	74,154	0.67%	0.61%	2.02%
Class R3
9/30/24	$9.17	$0.42	$1.20	$1.62	$(0.25)	$—	$(0.25)	$10.54	17.92%	$12,762	1.00%	0.76%	4.29%
9/30/23	9.18	0.21	0.44	0.65	(0.41)	(0.25)	(0.66)	9.17	7.20%	13,720	1.01%	0.76%	2.25%
9/30/22	12.48	0.26	(2.08)	(1.82)	(0.32)	(1.16)	(1.48)	9.18	(16.67%)	16,575	0.92%	0.76%	2.36%
9/30/21	11.76	0.24	1.13	1.37	(0.35)	(0.30)	(0.65)	12.48	11.95%	23,241	0.84%	0.76%	1.94%
9/30/20	11.52	0.25	0.28	0.53	(0.19)	(0.10)	(0.29)	11.76	4.62%	28,918	0.82%	0.76%	2.23%

The accompanying notes are an integral part of the financial statements.
83

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual RetireSMARTSM by JPMorgan 2020 Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m,z	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
9/30/24	$10.22	$0.53	$1.35	$1.88	$(0.40)	$—	$(0.40)	$11.70	18.80%	$20,355	0.19%	0.04%	4.94%
9/30/23	10.02	0.31	0.47	0.78	(0.30)	(0.28)	(0.58)	10.22	7.96%	28,579	0.15%	0.04%	3.04%
9/30/22	13.37	0.35	(2.25)	(1.90)	(0.44)	(1.01)	(1.45)	10.02	(16.09%)	37,478	0.11%	0.04%	3.03%
9/30/21	12.46	0.30	1.31	1.61	(0.45)	(0.25)	(0.70)	13.37	13.31%	51,145	0.09%	0.04%	2.25%
9/30/20	12.53	0.31	0.39	0.70	(0.36)	(0.41)	(0.77)	12.46	5.74%	43,646	0.07%	0.04%	2.58%
Class R5
9/30/24	$10.20	$0.51	$1.35	$1.86	$(0.33)	$—	$(0.33)	$11.73	18.59%	$2,905	0.29%	0.14%	4.65%
9/30/23	9.99	0.32	0.46	0.78	(0.29)	(0.28)	(0.57)	10.20	7.95%	2,419	0.25%	0.14%	3.11%
9/30/22	13.34	0.35	(2.26)	(1.91)	(0.43)	(1.01)	(1.44)	9.99	(16.24%)	23,950	0.21%	0.14%	2.98%
9/30/21	12.43	0.32	1.28	1.60	(0.44)	(0.25)	(0.69)	13.34	13.22%	39,112	0.19%	0.14%	2.47%
9/30/20	12.51	0.35	0.33	0.68	(0.35)	(0.41)	(0.76)	12.43	5.57%	44,058	0.17%	0.14%	2.91%
Service Class
9/30/24	$10.29	$0.50	$1.36	$1.86	$(0.37)	$—	$(0.37)	$11.78	18.47%	$6,794	0.39%	0.24%	4.55%
9/30/23	10.07	0.30	0.47	0.77	(0.27)	(0.28)	(0.55)	10.29	7.79%	6,118	0.35%	0.24%	2.84%
9/30/22	13.43	0.46	(2.40)	(1.94)	(0.41)	(1.01)	(1.42)	10.07	(16.29%)	9,053	0.31%	0.24%	3.81%
9/30/21	12.51	0.32	1.28	1.60	(0.43)	(0.25)	(0.68)	13.43	13.11%	29,244	0.29%	0.24%	2.40%
9/30/20	12.58	0.28	0.40	0.68	(0.34)	(0.41)	(0.75)	12.51	5.49%	35,285	0.27%	0.24%	2.33%

	Year Ended September 30
	2024	2023	2022	2021	2020
Portfolio turnover rate	26%	31%	52%	30%	69%

c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
84

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m,z	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Administrative Class
9/30/24	$10.25	$0.49	$1.35	$1.84	$(0.36)	$—	$(0.36)	$11.73	18.36%	$16,622	0.49%	0.34%	4.48%
9/30/23	10.03	0.28	0.48	0.76	(0.26)	(0.28)	(0.54)	10.25	7.76%	18,038	0.45%	0.34%	2.68%
9/30/22	13.38	0.33	(2.28)	(1.95)	(0.39)	(1.01)	(1.40)	10.03	(16.43%)	19,966	0.41%	0.34%	2.82%
9/30/21	12.46	0.28	1.30	1.58	(0.41)	(0.25)	(0.66)	13.38	13.02%	42,876	0.39%	0.34%	2.17%
9/30/20	12.53	0.35	0.31	0.66	(0.32)	(0.41)	(0.73)	12.46	5.40%	46,758	0.37%	0.34%	2.84%
Class R4
9/30/24	$9.96	$0.48	$1.30	$1.78	$(0.35)	$—	$(0.35)	$11.39	18.22%	$13,058	0.64%	0.49%	4.51%
9/30/23	9.77	0.25	0.47	0.72	(0.25)	(0.28)	(0.53)	9.96	7.52%	15,448	0.60%	0.49%	2.46%
9/30/22	13.06	0.30	(2.21)	(1.91)	(0.37)	(1.01)	(1.38)	9.77	(16.51%)	15,666	0.56%	0.49%	2.63%
9/30/21	12.17	0.26	1.27	1.53	(0.39)	(0.25)	(0.64)	13.06	12.89%	23,718	0.54%	0.49%	2.05%
9/30/20	12.26	0.36	0.27	0.63	(0.31)	(0.41)	(0.72)	12.17	5.23%	29,367	0.52%	0.49%	2.98%
Class A
9/30/24	$10.19	$0.47	$1.34	$1.81	$(0.34)	$—	$(0.34)	$11.66	18.07%	$19,212	0.71%	0.56%	4.30%
9/30/23	9.97	0.25	0.48	0.73	(0.23)	(0.28)	(0.51)	10.19	7.49%	17,733	0.70%	0.59%	2.44%
9/30/22	13.24	0.31	(2.27)	(1.96)	(0.30)	(1.01)	(1.31)	9.97	(16.60%)	20,470	0.66%	0.59%	2.62%
9/30/21	12.35	0.30	1.23	1.53	(0.39)	(0.25)	(0.64)	13.24	12.69%	31,861	0.64%	0.59%	2.35%
9/30/20	12.44	0.24	0.38	0.62	(0.30)	(0.41)	(0.71)	12.35	5.10%	88,011	0.62%	0.59%	2.04%
Class R3
9/30/24	$9.74	$0.43	$1.28	$1.71	$(0.32)	$—	$(0.32)	$11.13	17.86%	$26,974	0.89%	0.74%	4.19%
9/30/23	9.56	0.22	0.46	0.68	(0.22)	(0.28)	(0.50)	9.74	7.27%	31,784	0.85%	0.74%	2.26%
9/30/22	12.81	0.27	(2.16)	(1.89)	(0.35)	(1.01)	(1.36)	9.56	(16.70%)	35,009	0.81%	0.74%	2.43%
9/30/21	11.96	0.23	1.24	1.47	(0.37)	(0.25)	(0.62)	12.81	12.57%	49,554	0.79%	0.74%	1.85%
9/30/20	12.05	0.25	0.34	0.59	(0.27)	(0.41)	(0.68)	11.96	4.97%	57,238	0.77%	0.74%	2.14%

The accompanying notes are an integral part of the financial statements.
85

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual RetireSMARTSM by JPMorgan 2025 Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m,z	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
9/30/24	$9.87	$0.48	$1.45	$1.93	$(0.34)	$—	$(0.34)	$11.46	20.01%	$33,988	0.17%	0.01%	4.54%
9/30/23	9.80	0.29	0.67	0.96	(0.30)	(0.59)	(0.89)	9.87	10.11%	37,617	0.16%	0.01%	2.90%
9/30/22	13.47	0.34	(2.35)	(2.01)	(0.46)	(1.20)	(1.66)	9.80	(17.29%)	44,023	0.13%	0.01%	2.91%
9/30/21	12.23	0.28	1.77	2.05	(0.43)	(0.38)	(0.81)	13.47	17.23%	56,362	0.10%	0.01%	2.16%
9/30/20	12.50	0.31	0.42	0.73	(0.32)	(0.68)	(1.00)	12.23	6.02%	49,478	0.09%	0.01%	2.59%
Class R5
9/30/24	$10.00	$0.46	$1.49	$1.95	$(0.34)	$—	$(0.34)	$11.61	19.86%	$2,554	0.27%	0.11%	4.31%
9/30/23	9.91	0.23	0.73	0.96	(0.28)	(0.59)	(0.87)	10.00	10.07%	1,612	0.26%	0.11%	2.27%
9/30/22	13.61	0.33	(2.39)	(2.06)	(0.44)	(1.20)	(1.64)	9.91	(17.42%)	1,186	0.23%	0.11%	2.81%
9/30/21	12.35	0.16	1.90	2.06	(0.42)	(0.38)	(0.80)	13.61	17.13%	1,376	0.20%	0.11%	1.21%
9/30/20	12.62	0.28	0.44	0.72	(0.31)	(0.68)	(0.99)	12.35	5.87%	468	0.19%	0.11%	2.32%
Service Class
9/30/24	$9.90	$0.46	$1.45	$1.91	$(0.32)	$—	$(0.32)	$11.49	19.70%	$3,763	0.37%	0.21%	4.34%
9/30/23	9.82	0.27	0.67	0.94	(0.27)	(0.59)	(0.86)	9.90	9.89%	3,335	0.36%	0.21%	2.73%
9/30/22	13.49	0.42	(2.46)	(2.04)	(0.43)	(1.20)	(1.63)	9.82	(17.48%)	3,811	0.32%	0.21%	3.50%
9/30/21	12.25	0.27	1.76	2.03	(0.41)	(0.38)	(0.79)	13.49	16.97%	8,867	0.30%	0.21%	2.04%
9/30/20	12.52	0.28	0.42	0.70	(0.29)	(0.68)	(0.97)	12.25	5.76%	9,970	0.29%	0.21%	2.37%

	Year Ended September 30
	2024	2023	2022	2021	2020
Portfolio turnover rate	26%	29%	54%	35%	73%

c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
86

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m,z	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Administrative Class
9/30/24	$9.84	$0.45	$1.44	$1.89	$(0.31)	$—	$(0.31)	$11.42	19.60%	$22,810	0.47%	0.31%	4.28%
9/30/23	9.77	0.24	0.68	0.92	(0.26)	(0.59)	(0.85)	9.84	9.76%	25,262	0.46%	0.31%	2.44%
9/30/22	13.42	0.32	(2.36)	(2.04)	(0.41)	(1.20)	(1.61)	9.77	(17.50%)	24,363	0.43%	0.31%	2.73%
9/30/21	12.19	0.28	1.72	2.00	(0.39)	(0.38)	(0.77)	13.42	16.86%	34,778	0.40%	0.31%	2.12%
9/30/20	12.47	0.27	0.42	0.69	(0.29)	(0.68)	(0.97)	12.19	5.64%	39,673	0.39%	0.31%	2.30%
Class R4
9/30/24	$9.65	$0.42	$1.42	$1.84	$(0.30)	$—	$(0.30)	$11.19	19.39%	$20,790	0.62%	0.46%	4.05%
9/30/23	9.59	0.23	0.66	0.89	(0.24)	(0.59)	(0.83)	9.65	9.64%	20,630	0.61%	0.46%	2.33%
9/30/22	13.20	0.28	(2.30)	(2.02)	(0.39)	(1.20)	(1.59)	9.59	(17.65%)	21,218	0.58%	0.46%	2.47%
9/30/21	12.00	0.25	1.70	1.95	(0.37)	(0.38)	(0.75)	13.20	16.65%	29,432	0.55%	0.46%	1.90%
9/30/20	12.29	0.36	0.30	0.66	(0.27)	(0.68)	(0.95)	12.00	5.49%	30,218	0.54%	0.46%	3.02%
Class A
9/30/24	$9.84	$0.44	$1.44	$1.88	$(0.29)	$—	$(0.29)	$11.43	19.43%	$9,490	0.69%	0.53%	4.17%
9/30/23	9.77	0.22	0.67	0.89	(0.23)	(0.59)	(0.82)	9.84	9.42%	9,214	0.71%	0.56%	2.18%
9/30/22	13.25	0.29	(2.37)	(2.08)	(0.20)	(1.20)	(1.40)	9.77	(17.74%)	8,655	0.68%	0.56%	2.48%
9/30/21	12.05	0.30	1.65	1.95	(0.37)	(0.38)	(0.75)	13.25	16.60%	13,796	0.65%	0.56%	2.33%
9/30/20	12.34	0.22	0.44	0.66	(0.27)	(0.68)	(0.95)	12.05	5.46%	69,042	0.64%	0.56%	1.89%
Class R3
9/30/24	$9.61	$0.41	$1.41	$1.82	$(0.27)	$—	$(0.27)	$11.16	19.23%	$32,461	0.87%	0.71%	3.97%
9/30/23	9.56	0.20	0.66	0.86	(0.22)	(0.59)	(0.81)	9.61	9.24%	39,216	0.86%	0.71%	2.06%
9/30/22	13.16	0.29	(2.33)	(2.04)	(0.36)	(1.20)	(1.56)	9.56	(17.85%)	38,799	0.83%	0.71%	2.49%
9/30/21	11.97	0.21	1.70	1.91	(0.34)	(0.38)	(0.72)	13.16	16.35%	59,696	0.80%	0.71%	1.63%
9/30/20	12.25	0.24	0.39	0.63	(0.23)	(0.68)	(0.91)	11.97	5.27%	66,066	0.79%	0.71%	2.02%

The accompanying notes are an integral part of the financial statements.
87

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual RetireSMARTSM by JPMorgan 2030 Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m,z	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
9/30/24	$10.15	$0.44	$1.77	$2.21	$(0.33)	$—	$(0.33)	$12.03	22.17%	$45,778	0.09%	0.04%	3.97%
9/30/23	10.02	0.26	0.91	1.17	(0.28)	(0.76)	(1.04)	10.15	12.20%	52,324	0.08%	0.04%	2.47%
9/30/22	13.80	0.32	(2.49)	(2.17)	(0.45)	(1.16)	(1.61)	10.02	(18.08%)	56,717	0.07%	0.04%	2.68%
9/30/21	12.05	0.25	2.14	2.39	(0.36)	(0.28)	(0.64)	13.80	20.27%	65,036	0.06%	0.04%	1.88%
9/30/20	12.51	0.28	0.45	0.73	(0.30)	(0.89)	(1.19)	12.05	5.91%	50,325	0.06%	0.04%	2.41%
Class R5
9/30/24	$10.08	$0.52	$1.72	$2.24	$(0.28)	$—	$(0.28)	$12.04	22.64%	$6,124	0.19%	0.14%	4.81%
9/30/23	9.96	0.26	0.89	1.15	(0.27)	(0.76)	(1.03)	10.08	12.04%	12,065	0.18%	0.14%	2.56%
9/30/22	13.73	0.32	(2.50)	(2.18)	(0.43)	(1.16)	(1.59)	9.96	(18.18%)	68,661	0.17%	0.14%	2.69%
9/30/21	11.99	0.25	2.11	2.36	(0.34)	(0.28)	(0.62)	13.73	20.17%	79,905	0.16%	0.14%	1.90%
9/30/20	12.45	0.29	0.43	0.72	(0.29)	(0.89)	(1.18)	11.99	5.84%	72,808	0.16%	0.14%	2.50%
Service Class
9/30/24	$10.18	$0.40	$1.80	$2.20	$(0.31)	$—	$(0.31)	$12.07	21.96%	$18,524	0.29%	0.24%	3.62%
9/30/23	10.04	0.24	0.91	1.15	(0.25)	(0.76)	(1.01)	10.18	11.95%	14,860	0.28%	0.24%	2.37%
9/30/22	13.82	0.43	(2.63)	(2.20)	(0.42)	(1.16)	(1.58)	10.04	(18.23%)	15,661	0.27%	0.24%	3.46%
9/30/21	12.06	0.27	2.10	2.37	(0.33)	(0.28)	(0.61)	13.82	20.11%	45,510	0.26%	0.24%	2.03%
9/30/20	12.52	0.24	0.47	0.71	(0.28)	(0.89)	(1.17)	12.06	5.67%	50,072	0.26%	0.24%	2.00%

	Year Ended September 30
	2024	2023	2022	2021	2020
Portfolio turnover rate	26%	33%	58%	32%	70%

c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
88

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m,z	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Administrative Class
9/30/24	$10.13	$0.38	$1.80	$2.18	$(0.30)	$—	$(0.30)	$12.01	21.85%	$64,440	0.39%	0.34%	3.43%
9/30/23	10.00	0.21	0.93	1.14	(0.25)	(0.76)	(1.01)	10.13	11.82%	55,691	0.38%	0.34%	2.08%
9/30/22	13.77	0.32	(2.53)	(2.21)	(0.40)	(1.16)	(1.56)	10.00	(18.33%)	48,874	0.37%	0.34%	2.63%
9/30/21	12.03	0.22	2.12	2.34	(0.32)	(0.28)	(0.60)	13.77	19.86%	76,955	0.36%	0.34%	1.68%
9/30/20	12.48	0.28	0.42	0.70	(0.26)	(0.89)	(1.15)	12.03	5.66%	70,563	0.36%	0.34%	2.33%
Class R4
9/30/24	$9.92	$0.37	$1.75	$2.12	$(0.28)	$—	$(0.28)	$11.76	21.72%	$24,212	0.54%	0.49%	3.40%
9/30/23	9.81	0.19	0.91	1.10	(0.23)	(0.76)	(0.99)	9.92	11.67%	23,491	0.53%	0.49%	1.92%
9/30/22	13.53	0.27	(2.46)	(2.19)	(0.37)	(1.16)	(1.53)	9.81	(18.47%)	22,702	0.52%	0.49%	2.27%
9/30/21	11.82	0.20	2.08	2.28	(0.29)	(0.28)	(0.57)	13.53	19.74%	33,601	0.51%	0.49%	1.55%
9/30/20	12.29	0.29	0.38	0.67	(0.25)	(0.89)	(1.14)	11.82	5.42%	34,745	0.51%	0.49%	2.50%
Class A
9/30/24	$10.07	$0.36	$1.78	$2.14	$(0.27)	$—	$(0.27)	$11.94	21.54%	$29,714	0.61%	0.56%	3.28%
9/30/23	9.94	0.19	0.92	1.11	(0.22)	(0.76)	(0.98)	10.07	11.57%	26,082	0.63%	0.59%	1.87%
9/30/22	13.64	0.27	(2.50)	(2.23)	(0.31)	(1.16)	(1.47)	9.94	(18.55%)	26,417	0.62%	0.59%	2.27%
9/30/21	11.92	0.25	2.05	2.30	(0.30)	(0.28)	(0.58)	13.64	19.67%	37,483	0.61%	0.59%	1.88%
9/30/20	12.39	0.19	0.47	0.66	(0.24)	(0.89)	(1.13)	11.92	5.34%	92,603	0.61%	0.59%	1.66%
Class R3
9/30/24	$9.69	$0.33	$1.71	$2.04	$(0.25)	$—	$(0.25)	$11.48	21.40%	$72,349	0.79%	0.74%	3.16%
9/30/23	9.60	0.17	0.89	1.06	(0.21)	(0.76)	(0.97)	9.69	11.44%	73,635	0.78%	0.74%	1.74%
9/30/22	13.28	0.24	(2.41)	(2.17)	(0.35)	(1.16)	(1.51)	9.60	(18.67%)	70,110	0.77%	0.74%	2.05%
9/30/21	11.62	0.18	2.03	2.21	(0.27)	(0.28)	(0.55)	13.28	19.41%	87,304	0.76%	0.74%	1.38%
9/30/20	12.09	0.20	0.43	0.63	(0.21)	(0.89)	(1.10)	11.62	5.21%	89,115	0.76%	0.74%	1.78%

The accompanying notes are an integral part of the financial statements.
89

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual RetireSMARTSM by JPMorgan 2035 Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m,z	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
9/30/24	$10.17	$0.35	$2.06	$2.41	$(0.26)	$(0.37)	$(0.63)	$11.95	24.54%	$40,443	0.15%	0.05%	3.17%
9/30/23	9.99	0.22	1.15	1.37	(0.24)	(0.95)	(1.19)	10.17	14.51%	42,777	0.15%	0.05%	2.12%
9/30/22	14.28	0.31	(2.58)	(2.27)	(0.50)	(1.52)	(2.02)	9.99	(18.91%)	41,191	0.13%	0.05%	2.56%
9/30/21	12.07	0.21	2.59	2.80	(0.31)	(0.28)	(0.59)	14.28	23.66%	53,885	0.12%	0.05%	1.54%
9/30/20	12.73	0.26	0.48	0.74	(0.30)	(1.10)	(1.40)	12.07	5.75%	42,470	0.12%	0.05%	2.23%
Class R5
9/30/24	$10.20	$0.33	$2.07	$2.40	$(0.25)	$(0.37)	$(0.62)	$11.98	24.36%	$2,725	0.25%	0.15%	3.02%
9/30/23	10.00	0.18	1.19	1.37	(0.22)	(0.95)	(1.17)	10.20	14.50%	2,059	0.25%	0.15%	1.71%
9/30/22	14.30	0.30	(2.59)	(2.29)	(0.49)	(1.52)	(2.01)	10.00	(19.03%)	2,624	0.23%	0.15%	2.46%
9/30/21	12.09	0.18	2.61	2.79	(0.30)	(0.28)	(0.58)	14.30	23.52%	3,537	0.22%	0.15%	1.30%
9/30/20	12.75	0.23	0.50	0.73	(0.29)	(1.10)	(1.39)	12.09	5.67%	2,270	0.22%	0.15%	1.91%
Service Class
9/30/24	$10.36	$0.33	$2.10	$2.43	$(0.24)	$(0.37)	$(0.61)	$12.18	24.23%	$6,322	0.35%	0.25%	3.00%
9/30/23	10.15	0.22	1.16	1.38	(0.22)	(0.95)	(1.17)	10.36	14.33%	5,864	0.35%	0.25%	2.06%
9/30/22	14.47	0.30	(2.63)	(2.33)	(0.47)	(1.52)	(1.99)	10.15	(19.06%)	6,293	0.33%	0.25%	2.42%
9/30/21	12.23	0.20	2.60	2.80	(0.28)	(0.28)	(0.56)	14.47	23.36%	8,127	0.32%	0.25%	1.43%
9/30/20	12.87	0.23	0.50	0.73	(0.27)	(1.10)	(1.37)	12.23	5.60%	8,234	0.32%	0.25%	1.89%

	Year Ended September 30
	2024	2023	2022	2021	2020
Portfolio turnover rate	27%	37%	63%	34%	92%

c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
90

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m,z	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Administrative Class
9/30/24	$10.29	$0.31	$2.09	$2.40	$(0.23)	$(0.37)	$(0.60)	$12.09	24.09%	$23,467	0.45%	0.35%	2.84%
9/30/23	10.08	0.18	1.18	1.36	(0.20)	(0.95)	(1.15)	10.29	14.27%	23,070	0.45%	0.35%	1.71%
9/30/22	14.39	0.29	(2.62)	(2.33)	(0.46)	(1.52)	(1.98)	10.08	(19.17%)	20,432	0.43%	0.35%	2.35%
9/30/21	12.16	0.17	2.61	2.78	(0.27)	(0.28)	(0.55)	14.39	23.29%	32,891	0.42%	0.35%	1.24%
9/30/20	12.81	0.22	0.49	0.71	(0.26)	(1.10)	(1.36)	12.16	5.46%	28,848	0.42%	0.35%	1.83%
Class R4
9/30/24	$10.08	$0.30	$2.03	$2.33	$(0.21)	$(0.37)	$(0.58)	$11.83	23.92%	$24,541	0.60%	0.50%	2.73%
9/30/23	9.90	0.15	1.17	1.32	(0.19)	(0.95)	(1.14)	10.08	14.03%	21,531	0.60%	0.50%	1.45%
9/30/22	14.16	0.25	(2.56)	(2.31)	(0.43)	(1.52)	(1.95)	9.90	(19.29%)	18,897	0.58%	0.50%	2.02%
9/30/21	11.97	0.17	2.54	2.71	(0.24)	(0.28)	(0.52)	14.16	23.08%	24,087	0.57%	0.50%	1.22%
9/30/20	12.63	0.30	0.38	0.68	(0.24)	(1.10)	(1.34)	11.97	5.30%	24,244	0.57%	0.50%	2.47%
Class A
9/30/24	$10.24	$0.29	$2.07	$2.36	$(0.20)	$(0.37)	$(0.57)	$12.03	23.79%	$9,607	0.67%	0.57%	2.66%
9/30/23	10.03	0.15	1.18	1.33	(0.17)	(0.95)	(1.12)	10.24	13.95%	8,103	0.70%	0.60%	1.43%
9/30/22	14.21	0.27	(2.62)	(2.35)	(0.31)	(1.52)	(1.83)	10.03	(19.34%)	7,392	0.68%	0.60%	2.16%
9/30/21	12.03	0.19	2.52	2.71	(0.25)	(0.28)	(0.53)	14.21	22.92%	13,939	0.67%	0.60%	1.42%
9/30/20	12.69	0.17	0.51	0.68	(0.24)	(1.10)	(1.34)	12.03	5.26%	42,080	0.67%	0.60%	1.48%
Class R3
9/30/24	$10.02	$0.27	$2.03	$2.30	$(0.19)	$(0.37)	$(0.56)	$11.76	23.64%	$50,321	0.85%	0.75%	2.52%
9/30/23	9.85	0.14	1.15	1.29	(0.17)	(0.95)	(1.12)	10.02	13.73%	46,592	0.85%	0.75%	1.34%
9/30/22	14.10	0.22	(2.55)	(2.33)	(0.40)	(1.52)	(1.92)	9.85	(19.50%)	41,463	0.83%	0.75%	1.85%
9/30/21	11.93	0.14	2.53	2.67	(0.22)	(0.28)	(0.50)	14.10	22.76%	53,677	0.82%	0.75%	1.02%
9/30/20	12.58	0.18	0.48	0.66	(0.21)	(1.10)	(1.31)	11.93	5.12%	54,970	0.82%	0.75%	1.51%

The accompanying notes are an integral part of the financial statements.
91

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual RetireSMARTSM by JPMorgan 2040 Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m,z	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
9/30/24	$10.31	$0.31	$2.35	$2.66	$(0.27)	$—	$(0.27)	$12.70	26.22%	$41,251	0.12%	0.04%	2.72%
9/30/23	9.98	0.21	1.35	1.56	(0.23)	(1.00)	(1.23)	10.31	16.58%	44,441	0.10%	0.04%	2.06%
9/30/22	14.28	0.27	(2.60)	(2.33)	(0.49)	(1.48)	(1.97)	9.98	(19.31%)	46,252	0.09%	0.04%	2.25%
9/30/21	11.54	0.19	2.81	3.00	(0.26)	—	(0.26)	14.28	26.26%	51,708	0.08%	0.04%	1.36%
9/30/20	12.19	0.23	0.47	0.70	(0.27)	(1.08)	(1.35)	11.54	5.59%	38,583	0.09%	0.04%	2.06%
Class R5
9/30/24	$10.30	$0.29	$2.46	$2.75	$(0.08)	$—	$(0.08)	$12.97	26.84%	$2,530	0.22%	0.14%	2.47%
9/30/23	9.97	0.22	1.33	1.55	(0.22)	(1.00)	(1.22)	10.30	16.46%	1,807	0.20%	0.14%	2.09%
9/30/22	14.26	0.27	(2.60)	(2.33)	(0.48)	(1.48)	(1.96)	9.97	(19.36%)	47,871	0.19%	0.14%	2.19%
9/30/21	11.53	0.18	2.80	2.98	(0.25)	—	(0.25)	14.26	26.08%	62,894	0.18%	0.14%	1.35%
9/30/20	12.18	0.24	0.45	0.69	(0.26)	(1.08)	(1.34)	11.53	5.51%	51,048	0.19%	0.14%	2.15%
Service Class
9/30/24	$10.37	$0.28	$2.38	$2.66	$(0.25)	$—	$(0.25)	$12.78	26.00%	$15,129	0.32%	0.24%	2.39%
9/30/23	10.02	0.19	1.36	1.55	(0.20)	(1.00)	(1.20)	10.37	16.38%	11,177	0.30%	0.24%	1.85%
9/30/22	14.33	0.34	(2.71)	(2.37)	(0.46)	(1.48)	(1.94)	10.02	(19.49%)	11,683	0.29%	0.24%	2.72%
9/30/21	11.58	0.18	2.81	2.99	(0.24)	—	(0.24)	14.33	26.04%	27,788	0.28%	0.24%	1.31%
9/30/20	12.23	0.19	0.48	0.67	(0.24)	(1.08)	(1.32)	11.58	5.32%	25,091	0.29%	0.24%	1.67%

	Year Ended September 30
	2024	2023	2022	2021	2020
Portfolio turnover rate	27%	32%	61%	33%	89%

c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
92

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m,z	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Administrative Class
9/30/24	$10.29	$0.26	$2.36	$2.62	$(0.24)	$—	$(0.24)	$12.67	25.81%	$55,099	0.42%	0.34%	2.29%
9/30/23	9.95	0.17	1.36	1.53	(0.19)	(1.00)	(1.19)	10.29	16.32%	51,249	0.40%	0.34%	1.59%
9/30/22	14.24	0.27	(2.63)	(2.36)	(0.45)	(1.48)	(1.93)	9.95	(19.56%)	43,754	0.39%	0.34%	2.22%
9/30/21	11.51	0.15	2.81	2.96	(0.23)	—	(0.23)	14.24	25.89%	65,351	0.38%	0.34%	1.08%
9/30/20	12.17	0.23	0.42	0.65	(0.23)	(1.08)	(1.31)	11.51	5.18%	52,611	0.39%	0.34%	1.99%
Class R4
9/30/24	$10.05	$0.24	$2.30	$2.54	$(0.22)	$—	$(0.22)	$12.37	25.65%	$16,887	0.57%	0.49%	2.20%
9/30/23	9.74	0.15	1.34	1.49	(0.18)	(1.00)	(1.18)	10.05	16.17%	18,129	0.55%	0.49%	1.44%
9/30/22	13.97	0.23	(2.56)	(2.33)	(0.42)	(1.48)	(1.90)	9.74	(19.70%)	15,650	0.54%	0.49%	1.87%
9/30/21	11.29	0.14	2.74	2.88	(0.20)	—	(0.20)	13.97	25.69%	21,449	0.53%	0.49%	1.07%
9/30/20	11.96	0.24	0.38	0.62	(0.21)	(1.08)	(1.29)	11.29	5.04%	24,740	0.54%	0.49%	2.15%
Class A
9/30/24	$10.22	$0.24	$2.34	$2.58	$(0.21)	$—	$(0.21)	$12.59	25.58%	$20,670	0.64%	0.56%	2.10%
9/30/23	9.89	0.14	1.35	1.49	(0.16)	(1.00)	(1.16)	10.22	15.94%	16,603	0.65%	0.59%	1.36%
9/30/22	14.10	0.24	(2.62)	(2.38)	(0.35)	(1.48)	(1.83)	9.89	(19.73%)	15,262	0.64%	0.59%	1.93%
9/30/21	11.41	0.15	2.74	2.89	(0.20)	—	(0.20)	14.10	25.54%	25,723	0.63%	0.59%	1.13%
9/30/20	12.07	0.15	0.48	0.63	(0.21)	(1.08)	(1.29)	11.41	5.03%	49,795	0.64%	0.59%	1.34%
Class R3
9/30/24	$9.78	$0.21	$2.24	$2.45	$(0.19)	$—	$(0.19)	$12.04	25.34%	$51,319	0.82%	0.74%	1.90%
9/30/23	9.52	0.12	1.30	1.42	(0.16)	(1.00)	(1.16)	9.78	15.74%	49,412	0.80%	0.74%	1.24%
9/30/22	13.70	0.19	(2.50)	(2.31)	(0.39)	(1.48)	(1.87)	9.52	(19.88%)	43,439	0.79%	0.74%	1.64%
9/30/21	11.09	0.11	2.68	2.79	(0.18)	—	(0.18)	13.70	25.36%	52,607	0.78%	0.74%	0.85%
9/30/20	11.75	0.15	0.45	0.60	(0.18)	(1.08)	(1.26)	11.09	4.92%	54,015	0.79%	0.74%	1.34%

The accompanying notes are an integral part of the financial statements.
93

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual RetireSMARTSM by JPMorgan 2045 Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m,z	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
9/30/24	$10.15	$0.25	$2.43	$2.68	$(0.19)	$(0.51)	$(0.70)	$12.13	27.54%	$31,629	0.19%	0.02%	2.26%
9/30/23	9.97	0.20	1.46	1.66	(0.22)	(1.26)	(1.48)	10.15	17.83%	28,367	0.20%	0.02%	1.91%
9/30/22	14.76	0.27	(2.59)	(2.32)	(0.53)	(1.94)	(2.47)	9.97	(19.49%)	26,481	0.18%	0.02%	2.15%
9/30/21	11.96	0.17	3.18	3.35	(0.24)	(0.31)	(0.55)	14.76	28.57%	30,290	0.16%	0.02%	1.24%
9/30/20	12.75	0.24	0.48	0.72	(0.29)	(1.22)	(1.51)	11.96	5.41%	21,522	0.18%	0.02%	2.04%
Class R5
9/30/24	$10.16	$0.24	$2.42	$2.66	$(0.18)	$(0.51)	$(0.69)	$12.13	27.29%	$1,357	0.29%	0.12%	2.16%
9/30/23	9.97	0.15	1.50	1.65	(0.20)	(1.26)	(1.46)	10.16	17.73%	886	0.30%	0.12%	1.46%
9/30/22	14.76	0.25	(2.59)	(2.34)	(0.51)	(1.94)	(2.45)	9.97	(19.57%)	1,199	0.28%	0.12%	2.01%
9/30/21	11.96	0.17	3.17	3.34	(0.23)	(0.31)	(0.54)	14.76	28.46%	1,327	0.26%	0.12%	1.17%
9/30/20	12.76	0.20	0.50	0.70	(0.28)	(1.22)	(1.50)	11.96	5.25%	935	0.28%	0.12%	1.70%
Service Class
9/30/24	$10.17	$0.22	$2.43	$2.65	$(0.17)	$(0.51)	$(0.68)	$12.14	27.13%	$4,278	0.39%	0.22%	1.99%
9/30/23	9.97	0.20	1.46	1.66	(0.20)	(1.26)	(1.46)	10.17	17.78%	2,873	0.40%	0.22%	1.97%
9/30/22	14.77	0.29	(2.66)	(2.37)	(0.49)	(1.94)	(2.43)	9.97	(19.74%)	3,251	0.38%	0.22%	2.32%
9/30/21	11.97	0.16	3.17	3.33	(0.22)	(0.31)	(0.53)	14.77	28.30%	4,642	0.36%	0.22%	1.14%
9/30/20	12.75	0.20	0.48	0.68	(0.24)	(1.22)	(1.46)	11.97	5.15%	4,391	0.38%	0.22%	1.69%

	Year Ended September 30
	2024	2023	2022	2021	2020
Portfolio turnover rate	30%	41%	63%	34%	95%

c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
94

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m,z	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Administrative Class
9/30/24	$10.09	$0.21	$2.41	$2.62	$(0.16)	$(0.51)	$(0.67)	$12.04	27.03%	$18,218	0.49%	0.32%	1.89%
9/30/23	9.90	0.15	1.48	1.63	(0.18)	(1.26)	(1.44)	10.09	17.65%	21,723	0.50%	0.32%	1.51%
9/30/22	14.67	0.25	(2.60)	(2.35)	(0.48)	(1.94)	(2.42)	9.90	(19.76%)	17,419	0.48%	0.32%	1.99%
9/30/21	11.90	0.12	3.17	3.29	(0.21)	(0.31)	(0.52)	14.67	28.11%	26,780	0.46%	0.32%	0.87%
9/30/20	12.69	0.19	0.49	0.68	(0.25)	(1.22)	(1.47)	11.90	5.12%	19,671	0.48%	0.32%	1.59%
Class R4
9/30/24	$9.86	$0.19	$2.36	$2.55	$(0.15)	$(0.51)	$(0.66)	$11.75	26.85%	$21,264	0.64%	0.47%	1.77%
9/30/23	9.70	0.13	1.45	1.58	(0.16)	(1.26)	(1.42)	9.86	17.45%	16,859	0.65%	0.47%	1.30%
9/30/22	14.42	0.20	(2.53)	(2.33)	(0.45)	(1.94)	(2.39)	9.70	(19.92%)	15,864	0.63%	0.47%	1.67%
9/30/21	11.70	0.12	3.10	3.22	(0.19)	(0.31)	(0.50)	14.42	27.98%	19,388	0.61%	0.47%	0.90%
9/30/20	12.51	0.24	0.40	0.64	(0.23)	(1.22)	(1.45)	11.70	4.89%	18,225	0.63%	0.47%	2.04%
Class A
9/30/24	$10.04	$0.18	$2.42	$2.60	$(0.14)	$(0.51)	$(0.65)	$11.99	26.85%	$8,956	0.71%	0.54%	1.69%
9/30/23	9.86	0.14	1.45	1.59	(0.15)	(1.26)	(1.41)	10.04	17.24%	6,793	0.75%	0.57%	1.35%
9/30/22	14.50	0.20	(2.58)	(2.38)	(0.32)	(1.94)	(2.26)	9.86	(19.94%)	6,267	0.73%	0.57%	1.60%
9/30/21	11.77	0.14	3.09	3.23	(0.19)	(0.31)	(0.50)	14.50	27.88%	11,723	0.71%	0.57%	1.04%
9/30/20	12.58	0.14	0.49	0.63	(0.22)	(1.22)	(1.44)	11.77	4.79%	28,190	0.73%	0.57%	1.18%
Class R3
9/30/24	$9.81	$0.16	$2.35	$2.51	$(0.12)	$(0.51)	$(0.63)	$11.69	26.59%	$40,858	0.89%	0.72%	1.55%
9/30/23	9.66	0.11	1.44	1.55	(0.14)	(1.26)	(1.40)	9.81	17.17%	34,959	0.90%	0.72%	1.15%
9/30/22	14.36	0.18	(2.53)	(2.35)	(0.41)	(1.94)	(2.35)	9.66	(20.09%)	30,594	0.88%	0.72%	1.50%
9/30/21	11.66	0.10	3.06	3.16	(0.15)	(0.31)	(0.46)	14.36	27.59%	40,009	0.86%	0.72%	0.72%
9/30/20	12.47	0.14	0.47	0.61	(0.20)	(1.22)	(1.42)	11.66	4.62%	42,710	0.88%	0.72%	1.25%

The accompanying notes are an integral part of the financial statements.
95

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual RetireSMARTSM by JPMorgan 2050 Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m,z	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
9/30/24	$7.59	$0.18	$1.90	$2.08	$(0.17)	$(0.12)	$(0.29)	$9.38	28.03%	$26,639	0.16%	0.02%	2.14%
9/30/23	7.28	0.14	1.10	1.24	(0.16)	(0.77)	(0.93)	7.59	18.10%	29,533	0.13%	0.02%	1.83%
9/30/22	10.46	0.19	(1.91)	(1.72)	(0.36)	(1.10)	(1.46)	7.28	(19.60%)	26,439	0.12%	0.02%	2.08%
9/30/21	8.31	0.12	2.23	2.35	(0.17)	(0.03)	(0.20)	10.46	28.53%	26,674	0.12%	0.02%	1.21%
9/30/20	8.80	0.16	0.33	0.49	(0.19)	(0.79)	(0.98)	8.31	5.29%	18,528	0.13%	0.02%	2.02%
Class R5
9/30/24	$7.57	$0.16	$2.04	$2.20	$(0.06)	$(0.12)	$(0.18)	$9.59	29.43%	$3,832	0.26%	0.12%	1.87%
9/30/23	7.26	0.15	1.08	1.23	(0.15)	(0.77)	(0.92)	7.57	18.01%	1,942	0.23%	0.12%	1.93%
9/30/22	10.44	0.18	(1.91)	(1.73)	(0.35)	(1.10)	(1.45)	7.26	(19.73%)	41,662	0.22%	0.12%	2.04%
9/30/21	8.29	0.13	2.21	2.34	(0.16)	(0.03)	(0.19)	10.44	28.49%	50,534	0.22%	0.12%	1.31%
9/30/20	8.78	0.16	0.32	0.48	(0.18)	(0.79)	(0.97)	8.29	5.20%	42,985	0.23%	0.12%	1.93%
Service Class
9/30/24	$7.65	$0.15	$1.93	$2.08	$(0.16)	$(0.12)	$(0.28)	$9.45	27.70%	$7,710	0.36%	0.22%	1.81%
9/30/23	7.31	0.13	1.11	1.24	(0.13)	(0.77)	(0.90)	7.65	18.04%	5,117	0.33%	0.22%	1.64%
9/30/22	10.50	0.22	(1.97)	(1.75)	(0.34)	(1.10)	(1.44)	7.31	(19.78%)	4,478	0.32%	0.22%	2.39%
9/30/21	8.34	0.12	2.23	2.35	(0.16)	(0.03)	(0.19)	10.50	28.34%	12,565	0.32%	0.22%	1.19%
9/30/20	8.82	0.13	0.34	0.47	(0.16)	(0.79)	(0.95)	8.34	5.13%	10,119	0.33%	0.22%	1.59%

	Year Ended September 30
	2024	2023	2022	2021	2020
Portfolio turnover rate	27%	51%	60%	36%	92%

c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
96

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m,z	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Administrative Class
9/30/24	$7.58	$0.15	$1.91	$2.06	$(0.15)	$(0.12)	$(0.27)	$9.37	27.71%	$55,092	0.46%	0.32%	1.72%
9/30/23	7.27	0.11	1.10	1.21	(0.13)	(0.77)	(0.90)	7.58	17.72%	44,280	0.43%	0.32%	1.46%
9/30/22	10.45	0.18	(1.93)	(1.75)	(0.33)	(1.10)	(1.43)	7.27	(19.88%)	34,706	0.42%	0.32%	1.95%
9/30/21	8.30	0.09	2.23	2.32	(0.14)	(0.03)	(0.17)	10.45	28.20%	46,558	0.42%	0.32%	0.91%
9/30/20	8.79	0.16	0.30	0.46	(0.16)	(0.79)	(0.95)	8.30	4.98%	34,367	0.43%	0.32%	1.97%
Class R4
9/30/24	$7.45	$0.13	$1.87	$2.00	$(0.14)	$(0.12)	$(0.26)	$9.19	27.33%	$16,770	0.61%	0.47%	1.59%
9/30/23	7.15	0.09	1.10	1.19	(0.12)	(0.77)	(0.89)	7.45	17.71%	16,541	0.58%	0.47%	1.26%
9/30/22	10.29	0.15	(1.88)	(1.73)	(0.31)	(1.10)	(1.41)	7.15	(19.97%)	12,419	0.57%	0.47%	1.72%
9/30/21	8.18	0.08	2.19	2.27	(0.13)	(0.03)	(0.16)	10.29	27.93%	16,268	0.57%	0.47%	0.86%
9/30/20	8.68	0.16	0.28	0.44	(0.15)	(0.79)	(0.94)	8.18	4.78%	15,258	0.58%	0.47%	1.93%
Class A
9/30/24	$7.55	$0.13	$1.89	$2.02	$(0.13)	$(0.12)	$(0.25)	$9.32	27.25%	$13,383	0.67%	0.54%	1.52%
9/30/23	7.23	0.09	1.11	1.20	(0.11)	(0.77)	(0.88)	7.55	17.59%	9,910	0.68%	0.57%	1.23%
9/30/22	10.35	0.15	(1.91)	(1.76)	(0.26)	(1.10)	(1.36)	7.23	(20.08%)	8,582	0.67%	0.57%	1.67%
9/30/21	8.23	0.10	2.18	2.28	(0.13)	(0.03)	(0.16)	10.35	27.87%	14,761	0.67%	0.57%	1.00%
9/30/20	8.72	0.10	0.34	0.44	(0.14)	(0.79)	(0.93)	8.23	4.81%	26,813	0.68%	0.57%	1.22%
Class R3
9/30/24	$7.35	$0.11	$1.85	$1.96	$(0.11)	$(0.12)	$(0.23)	$9.08	27.13%	$34,572	0.86%	0.72%	1.30%
9/30/23	7.07	0.08	1.07	1.15	(0.10)	(0.77)	(0.87)	7.35	17.30%	33,945	0.83%	0.72%	1.08%
9/30/22	10.20	0.13	(1.87)	(1.74)	(0.29)	(1.10)	(1.39)	7.07	(20.23%)	28,557	0.82%	0.72%	1.47%
9/30/21	8.11	0.07	2.16	2.23	(0.11)	(0.03)	(0.14)	10.20	27.70%	34,349	0.82%	0.72%	0.71%
9/30/20	8.60	0.10	0.32	0.42	(0.12)	(0.79)	(0.91)	8.11	4.59%	32,608	0.83%	0.72%	1.23%

The accompanying notes are an integral part of the financial statements.
97

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual RetireSMARTSM by JPMorgan 2055 Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m,z	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
9/30/24	$8.83	$0.20	$2.18	$2.38	$(0.17)	$(0.43)	$(0.60)	$10.61	28.10%	$16,053	0.33%	0.00%	2.08%
9/30/23	8.59	0.17	1.29	1.46	(0.19)	(1.03)	(1.22)	8.83	18.12%	13,860	0.38%	0.00%	1.92%
9/30/22	12.33	0.23	(2.26)	(2.03)	(0.44)	(1.27)	(1.71)	8.59	(19.58%)	12,871	0.34%	0.00%	2.15%
9/30/21	10.15	0.14	2.67	2.81	(0.21)	(0.42)	(0.63)	12.33	28.46%	13,996	0.33%	0.00%	1.20%
9/30/20	10.73	0.21	0.40	0.61	(0.23)	(0.96)	(1.19)	10.15	5.43%	9,429	0.39%	0.00%	2.09%
Class R5
9/30/24	$8.85	$0.20	$2.16	$2.36	$(0.16)	$(0.43)	$(0.59)	$10.62	27.82%	$569	0.43%	0.10%	2.08%
9/30/23	8.59	0.14	1.32	1.46	(0.17)	(1.03)	(1.20)	8.85	18.12%	452	0.48%	0.10%	1.52%
9/30/22	12.33	0.21	(2.26)	(2.05)	(0.42)	(1.27)	(1.69)	8.59	(19.69%)	877	0.44%	0.10%	1.97%
9/30/21	10.15	0.10	2.70	2.80	(0.20)	(0.42)	(0.62)	12.33	28.35%	1,523	0.43%	0.10%	0.79%
9/30/20	10.73	0.17	0.43	0.60	(0.22)	(0.96)	(1.18)	10.15	5.34%	643	0.49%	0.10%	1.72%
Service Class
9/30/24	$8.88	$0.18	$2.18	$2.36	$(0.15)	$(0.43)	$(0.58)	$10.66	27.70%	$4,306	0.53%	0.20%	1.91%
9/30/23	8.62	0.16	1.30	1.46	(0.17)	(1.03)	(1.20)	8.88	18.06%	2,976	0.58%	0.20%	1.78%
9/30/22	12.38	0.23	(2.31)	(2.08)	(0.41)	(1.27)	(1.68)	8.62	(19.85%)	2,666	0.54%	0.20%	2.12%
9/30/21	10.18	0.13	2.68	2.81	(0.19)	(0.42)	(0.61)	12.38	28.34%	3,260	0.53%	0.20%	1.11%
9/30/20	10.75	0.18	0.40	0.58	(0.19)	(0.96)	(1.15)	10.18	5.15%	2,498	0.59%	0.20%	1.77%

	Year Ended September 30
	2024	2023	2022	2021	2020
Portfolio turnover rate	31%	40%	64%	38%	89%

c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
98

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m,z	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Administrative Class
9/30/24	$8.79	$0.16	$2.16	$2.32	$(0.14)	$(0.43)	$(0.57)	$10.54	27.51%	$9,119	0.63%	0.30%	1.73%
9/30/23	8.54	0.14	1.30	1.44	(0.16)	(1.03)	(1.19)	8.79	17.96%	10,946	0.68%	0.30%	1.53%
9/30/22	12.28	0.20	(2.27)	(2.07)	(0.40)	(1.27)	(1.67)	8.54	(19.92%)	8,852	0.64%	0.30%	1.87%
9/30/21	10.11	0.10	2.67	2.77	(0.18)	(0.42)	(0.60)	12.28	28.13%	10,954	0.63%	0.30%	0.85%
9/30/20	10.69	0.16	0.42	0.58	(0.20)	(0.96)	(1.16)	10.11	5.13%	7,482	0.69%	0.30%	1.61%
Class R4
9/30/24	$8.72	$0.15	$2.14	$2.29	$(0.12)	$(0.43)	$(0.55)	$10.46	27.38%	$8,813	0.78%	0.45%	1.62%
9/30/23	8.49	0.11	1.30	1.41	(0.15)	(1.03)	(1.18)	8.72	17.65%	8,474	0.83%	0.45%	1.27%
9/30/22	12.20	0.19	(2.25)	(2.06)	(0.38)	(1.27)	(1.65)	8.49	(19.98%)	5,976	0.79%	0.45%	1.76%
9/30/21	10.04	0.11	2.63	2.74	(0.16)	(0.42)	(0.58)	12.20	28.02%	7,822	0.78%	0.45%	0.92%
9/30/20	10.64	0.22	0.33	0.55	(0.19)	(0.96)	(1.15)	10.04	4.85%	6,887	0.84%	0.45%	2.20%
Class A
9/30/24	$8.95	$0.15	$2.21	$2.36	$(0.12)	$(0.43)	$(0.55)	$10.76	27.44%	$2,485	0.85%	0.51%	1.55%
9/30/23	8.67	0.11	1.32	1.43	(0.12)	(1.03)	(1.15)	8.95	17.52%	1,583	0.93%	0.55%	1.23%
9/30/22	12.23	0.14	(2.26)	(2.12)	(0.17)	(1.27)	(1.44)	8.67	(19.98%)	1,265	0.89%	0.55%	1.27%
9/30/21	10.08	0.11	2.62	2.73	(0.16)	(0.42)	(0.58)	12.23	27.80%	6,298	0.88%	0.55%	0.96%
9/30/20	10.67	0.13	0.42	0.55	(0.18)	(0.96)	(1.14)	10.08	4.83%	10,137	0.94%	0.55%	1.29%
Class R3
9/30/24	$8.65	$0.13	$2.12	$2.25	$(0.10)	$(0.43)	$(0.53)	$10.37	27.12%	$28,609	1.03%	0.70%	1.37%
9/30/23	8.42	0.10	1.28	1.38	(0.12)	(1.03)	(1.15)	8.65	17.45%	24,024	1.08%	0.70%	1.14%
9/30/22	12.12	0.15	(2.23)	(2.08)	(0.35)	(1.27)	(1.62)	8.42	(20.23%)	20,114	1.04%	0.70%	1.46%
9/30/21	9.99	0.09	2.60	2.69	(0.14)	(0.42)	(0.56)	12.12	27.60%	23,885	1.03%	0.70%	0.76%
9/30/20	10.58	0.11	0.42	0.53	(0.16)	(0.96)	(1.12)	9.99	4.69%	24,149	1.09%	0.70%	1.17%

The accompanying notes are an integral part of the financial statements.
99

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual RetireSMARTSM by JPMorgan 2060 Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m,z	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
9/30/24	$8.76	$0.20	$2.15	$2.35	$(0.18)	$(0.45)	$(0.63)	$10.48	28.08%	$17,164	0.85%	0.00%	2.07%
9/30/23	8.54	0.17	1.28	1.45	(0.19)	(1.04)	(1.23)	8.76	18.13%	13,354	1.11%	0.00%	1.93%
9/30/22	12.03	0.24	(2.27)	(2.03)	(0.41)	(1.05)	(1.46)	8.54	(19.60%)	11,505	0.95%	0.00%	2.31%
9/30/21	9.91	0.15	2.59	2.74	(0.20)	(0.42)	(0.62)	12.03	28.43%	14,808	1.07%	0.00%	1.29%
9/30/20	10.53	0.20	0.39	0.59	(0.23)	(0.98)	(1.21)	9.91	5.39%	10,758	1.32%	0.00%	2.06%
Class R5
9/30/24	$8.77	$0.19	$2.15	$2.34	$(0.18)	$(0.45)	$(0.63)	$10.48	27.82%	$313	0.95%	0.10%	1.97%
9/30/23	8.54	0.15	1.30	1.45	(0.18)	(1.04)	(1.22)	8.77	18.11%	218	1.21%	0.10%	1.73%
9/30/22	12.00	0.22	(2.26)	(2.04)	(0.37)	(1.05)	(1.42)	8.54	(19.72%)	194	1.05%	0.10%	2.05%
9/30/21	9.89	0.13	2.59	2.72	(0.19)	(0.42)	(0.61)	12.00	28.27%	1,352	1.17%	0.10%	1.12%
9/30/20	10.51	0.25	0.33	0.58	(0.22)	(0.98)	(1.20)	9.89	5.33%	764	1.42%	0.10%	2.51%
Service Class
9/30/24	$8.72	$0.17	$2.14	$2.31	$(0.17)	$(0.45)	$(0.62)	$10.41	27.62%	$3,181	1.05%	0.20%	1.79%
9/30/23	8.49	0.13	1.30	1.43	(0.16)	(1.04)	(1.20)	8.72	17.99%	1,732	1.31%	0.20%	1.51%
9/30/22	11.97	0.21	(2.24)	(2.03)	(0.40)	(1.05)	(1.45)	8.49	(19.75%)	1,215	1.15%	0.20%	1.97%
9/30/21	9.87	0.12	2.58	2.70	(0.18)	(0.42)	(0.60)	11.97	28.15%	2,047	1.27%	0.21%	1.03%
9/30/20	10.49	0.12	0.45	0.57	(0.21)	(0.98)	(1.19)	9.87	5.23%	1,453	1.52%	0.20%	1.20%

	Year Ended September 30
	2024	2023	2022	2021	2020
Portfolio turnover rate	32%	33%	78%	38%	77%

c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
100

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m,z	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Administrative Class
9/30/24	$8.68	$0.15	$2.14	$2.29	$(0.16)	$(0.45)	$(0.61)	$10.36	27.55%	$1,874	1.15%	0.30%	1.64%
9/30/23	8.46	0.12	1.30	1.42	(0.16)	(1.04)	(1.20)	8.68	17.92%	3,058	1.41%	0.30%	1.37%
9/30/22	11.95	0.19	(2.25)	(2.06)	(0.38)	(1.05)	(1.43)	8.46	(19.96%)	1,788	1.25%	0.30%	1.81%
9/30/21	9.85	0.09	2.60	2.69	(0.17)	(0.42)	(0.59)	11.95	28.08%	2,210	1.37%	0.33%	0.79%
9/30/20	10.48	0.12	0.43	0.55	(0.20)	(0.98)	(1.18)	9.85	5.07%	1,304	1.62%	0.30%	1.29%
Class R4
9/30/24	$8.67	$0.14	$2.14	$2.28	$(0.15)	$(0.45)	$(0.60)	$10.35	27.41%	$2,646	1.30%	0.45%	1.53%
9/30/23	8.46	0.11	1.29	1.40	(0.15)	(1.04)	(1.19)	8.67	17.60%	1,506	1.56%	0.45%	1.20%
9/30/22	11.94	0.18	(2.25)	(2.07)	(0.36)	(1.05)	(1.41)	8.46	(20.02%)	923	1.40%	0.45%	1.74%
9/30/21	9.85	0.11	2.57	2.68	(0.17)	(0.42)	(0.59)	11.94	27.90%	1,019	1.52%	0.45%	0.92%
9/30/20	10.47	0.12	0.42	0.54	(0.18)	(0.98)	(1.16)	9.85	4.97%	769	1.77%	0.45%	1.26%
Class A
9/30/24	$8.70	$0.14	$2.15	$2.29	$(0.14)	$(0.45)	$(0.59)	$10.40	27.41%	$687	1.36%	0.51%	1.51%
9/30/23	8.48	0.11	1.28	1.39	(0.13)	(1.04)	(1.17)	8.70	17.50%	430	1.66%	0.55%	1.29%
9/30/22	11.89	0.20	(2.28)	(2.08)	(0.28)	(1.05)	(1.33)	8.48	(20.10%)	329	1.50%	0.55%	1.86%
9/30/21	9.83	0.12	2.52	2.64	(0.16)	(0.42)	(0.58)	11.89	27.59%	613	1.62%	0.59%	1.04%
9/30/20	10.46	0.07	0.46	0.53	(0.18)	(0.98)	(1.16)	9.83	4.89%	1,190	1.87%	0.55%	0.74%
Class R3
9/30/24	$8.63	$0.12	$2.12	$2.24	$(0.12)	$(0.45)	$(0.57)	$10.30	27.04%	$2,605	1.55%	0.70%	1.29%
9/30/23	8.42	0.09	1.28	1.37	(0.12)	(1.04)	(1.16)	8.63	17.38%	1,827	1.81%	0.70%	0.98%
9/30/22	11.87	0.14	(2.22)	(2.08)	(0.32)	(1.05)	(1.37)	8.42	(20.18%)	1,343	1.65%	0.70%	1.34%
9/30/21	9.80	0.12	2.51	2.63	(0.14)	(0.42)	(0.56)	11.87	27.53%	1,510	1.77%	0.70%	1.03%
9/30/20	10.41	0.08	0.43	0.51	(0.14)	(0.98)	(1.12)	9.80	4.66%	1,885	2.02%	0.70%	0.89%

The accompanying notes are an integral part of the financial statements.
101

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual RetireSMARTSM by JPMorgan 2065 Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m,z	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
9/30/24	$9.94	$0.20	$2.26	$2.46	$(0.17)	$(0.03)	$(0.20)	$12.20	24.93%	$488	18.47%	0.00%	1.78%
9/30/23[g]	10.00	0.05	(0.11)	(0.06)	—	—	—	9.94	(0.60%)[b]	397	13.70%[a]	0.00%[a]	0.75%[a]
Class R5
9/30/24	$9.93	$0.18	$2.27	$2.45	$(0.16)	$(0.03)	$(0.19)	$12.19	24.85%	$122	18.57%	0.10%	1.68%
9/30/23[g]	10.00	0.04	(0.11)	(0.07)	—	—	—	9.93	(0.70%)[b]	99	13.80%[a]	0.10%[a]	0.65%[a]
Service Class
9/30/24	$9.92	$0.17	$2.27	$2.44	$(0.15)	$(0.03)	$(0.18)	$12.18	24.77%	$243	17.57%	0.20%	1.50%
9/30/23[g]	10.00	0.04	(0.12)	(0.08)	—	—	—	9.92	(0.80%)[b]	99	13.90%[a]	0.20%[a]	0.54%[a]
Administrative Class
9/30/24	$9.92	$0.16	$2.26	$2.42	$(0.14)	$(0.03)	$(0.17)	$12.17	24.56%	$122	18.78%	0.30%	1.47%
9/30/23[g]	10.00	0.03	(0.11)	(0.08)	—	—	—	9.92	(0.80%)[b]	99	14.00%[a]	0.30%[a]	0.45%[a]
Class R4
9/30/24	$9.91	$0.15	$2.25	$2.40	$(0.13)	$(0.03)	$(0.16)	$12.15	24.33%	$122	18.93%	0.45%	1.32%
9/30/23[g]	10.00	0.02	(0.11)	(0.09)	—	—	—	9.91	(0.90%)[b]	99	14.15%[a]	0.45%[a]	0.30%[a]
Class A
9/30/24	$9.90	$0.14	$2.26	$2.40	$(0.12)	$(0.03)	$(0.15)	$12.15	24.36%	$121	19.00%	0.52%	1.26%
9/30/23[g]	10.00	0.01	(0.11)	(0.10)	—	—	—	9.90	(1.00%)[b]	99	14.25%[a]	0.55%[a]	0.20%[a]
Class R3
9/30/24	$9.89	$0.12	$2.26	$2.38	$(0.11)	$(0.03)	$(0.14)	$12.13	24.13%	$121	19.18%	0.70%	1.07%
9/30/23[g]	10.00	0.00[d]	(0.11)	(0.11)	—	—	—	9.89	(1.10%)[b]	99	14.40%[a]	0.70%[a]	0.05%[a]

	Year Ended September 30, 2024	Period Ended September 30, 2023[b]
Portfolio turnover rate	44%	29%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	Fund commenced operations on February 1, 2023.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
102

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Select T. Rowe Price Retirement Balanced Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m,z	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
9/30/24	$13.34	$0.36	$1.91	$2.27	$(0.39)	$(0.34)	$(0.73)	$14.88	17.60%	$51,024	0.40%	0.22%	2.54%
9/30/23	13.62	0.65	0.48	1.13	(0.67)	(0.74)	(1.41)	13.34	8.67%	25,079	0.40%	0.28%	4.77%
9/30/22	17.72	0.46	(2.83)	(2.37)	(0.65)	(1.08)	(1.73)	13.62	(14.93%)	20,187	0.40%	0.27%	2.90%
9/30/21	16.19	0.25	2.00	2.25	(0.36)	(0.36)	(0.72)	17.72	14.19%	25,173	0.40%	0.27%	1.42%
9/30/20	15.46	0.31	0.91	1.22	(0.38)	(0.11)	(0.49)	16.19	8.01%	18,598	0.19%	0.06%	2.03%
Class M5
9/30/24	$13.36	$0.45	$1.80	$2.25	$(0.37)	$(0.34)	$(0.71)	$14.90	17.39%	$157,731	0.55%	0.37%	3.24%
9/30/23	13.63	0.64	0.48	1.12	(0.65)	(0.74)	(1.39)	13.36	8.57%	142,090	0.55%	0.43%	4.72%
9/30/22	17.73	0.42	(2.83)	(2.41)	(0.61)	(1.08)	(1.69)	13.63	(15.09%)	126,517	0.55%	0.42%	2.66%
9/30/21	16.20	0.23	2.00	2.23	(0.34)	(0.36)	(0.70)	17.73	14.02%	152,253	0.55%	0.42%	1.30%
9/30/20	15.48	0.34	0.85	1.19	(0.36)	(0.11)	(0.47)	16.20	7.85%	126,059	0.33%	0.20%	2.17%
Class M4
9/30/24	$13.39	$0.38	$1.85	$2.23	$(0.34)	$(0.34)	$(0.68)	$14.94	17.16%	$12,112	0.80%	0.62%	2.70%
9/30/23	13.65	0.63	0.45	1.08	(0.60)	(0.74)	(1.34)	13.39	8.21%	8,243	0.80%	0.68%	4.67%
9/30/22	17.66	0.40	(2.85)	(2.45)	(0.48)	(1.08)	(1.56)	13.65	(15.28%)	7,314	0.80%	0.67%	2.50%
9/30/21	16.13	0.22	1.97	2.19	(0.30)	(0.36)	(0.66)	17.66	13.80%	14,092	0.80%	0.67%	1.27%
9/30/20	15.42	0.30	0.84	1.14	(0.32)	(0.11)	(0.43)	16.13	7.52%	19,598	0.58%	0.45%	1.94%
Class M3
9/30/24	$13.36	$0.41	$1.78	$2.19	$(0.29)	$(0.34)	$(0.63)	$14.92	16.88%	$2,911	1.05%	0.87%	2.94%
9/30/23	13.57	0.58	0.47	1.05	(0.52)	(0.74)	(1.26)	13.36	7.99%	3,080	1.05%	0.93%	4.28%
9/30/22	17.65	0.33	(2.81)	(2.48)	(0.52)	(1.08)	(1.60)	13.57	(15.55%)	4,113	1.05%	0.92%	2.11%
9/30/21	16.11	0.13	2.01	2.14	(0.24)	(0.36)	(0.60)	17.65	13.47%	6,265	1.05%	0.92%	0.74%
9/30/20	15.39	0.28	0.82	1.10	(0.27)	(0.11)	(0.38)	16.11	7.27%	6,073	0.83%	0.70%	1.79%

	Year Ended September 30
	2024	2023	2022	2021	2020
Portfolio turnover rate	54%	19%	34%	38%	50%

c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
103

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Select T. Rowe Price Retirement 2005 Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m,z	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
9/30/24	$12.39	$0.42	$1.79	$2.21	$(0.36)	$—	$(0.36)	$14.24	18.15%	$8,570	0.42%	0.23%	3.13%
9/30/23	12.45	0.74	0.36	1.10	(0.59)	(0.57)	(1.16)	12.39	9.22%	8,383	0.42%	0.28%	5.95%
9/30/22	17.52	0.39	(2.66)	(2.27)	(0.62)	(2.18)	(2.80)	12.45	(15.62%)	15,173	0.42%	0.28%	2.65%
9/30/21	16.24	0.30	1.84	2.14	(0.38)	(0.48)	(0.86)	17.52	13.48%	17,418	0.42%	0.28%	1.74%
9/30/20	15.74	0.34	0.85	1.19	(0.43)	(0.26)	(0.69)	16.24	7.74%	19,736	0.62%	0.06%	2.21%
Class M5
9/30/24	$12.36	$0.43	$1.75	$2.18	$(0.36)	$—	$(0.36)	$14.18	17.98%	$5,861	0.57%	0.38%	3.27%
9/30/23	12.42	0.57	0.51	1.08	(0.57)	(0.57)	(1.14)	12.36	9.04%	6,075	0.57%	0.43%	4.52%
9/30/22	17.48	0.41	(2.69)	(2.28)	(0.60)	(2.18)	(2.78)	12.42	(15.73%)	5,681	0.57%	0.43%	2.79%
9/30/21	16.20	0.24	1.87	2.11	(0.35)	(0.48)	(0.83)	17.48	13.33%	7,783	0.57%	0.43%	1.39%
9/30/20	15.71	0.41	0.75	1.16	(0.41)	(0.26)	(0.67)	16.20	7.55%	8,440	0.77%	0.20%	2.63%
Class M4
9/30/24	$12.38	$0.33	$1.82	$2.15	$(0.32)	$—	$(0.32)	$14.21	17.61%	$2,197	0.82%	0.63%	2.50%
9/30/23	12.42	0.50	0.55	1.05	(0.52)	(0.57)	(1.09)	12.38	8.72%	1,639	0.82%	0.68%	3.99%
9/30/22	17.46	0.36	(2.68)	(2.32)	(0.54)	(2.18)	(2.72)	12.42	(15.93%)	2,073	0.82%	0.68%	2.46%
9/30/21	16.17	0.21	1.86	2.07	(0.30)	(0.48)	(0.78)	17.46	13.07%	3,096	0.82%	0.68%	1.22%
9/30/20	15.69	0.36	0.76	1.12	(0.38)	(0.26)	(0.64)	16.17	7.29%	3,455	1.02%	0.45%	2.30%
Class M3
9/30/24	$12.28	$0.43	$1.68	$2.11	$(0.30)	$—	$(0.30)	$14.09	17.45%	$383	1.07%	0.88%	3.30%
9/30/23	12.34	0.48	0.53	1.01	(0.50)	(0.57)	(1.07)	12.28	8.50%	1,495	1.07%	0.93%	3.86%
9/30/22	17.39	0.29	(2.64)	(2.35)	(0.52)	(2.18)	(2.70)	12.34	(16.17%)	1,453	1.07%	0.93%	2.01%
9/30/21	16.11	0.12	1.90	2.02	(0.26)	(0.48)	(0.74)	17.39	12.77%	1,603	1.07%	0.93%	0.72%
9/30/20	15.64	0.32	0.76	1.08	(0.35)	(0.26)	(0.61)	16.11	7.01%	1,227	1.27%	0.69%	2.07%

	Year Ended September 30
	2024	2023	2022	2021	2020
Portfolio turnover rate	75%	37%	37%	54%	59%

c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
104

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Select T. Rowe Price Retirement 2010 Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m,z	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
9/30/24	$12.85	$0.43	$1.95	$2.38	$(0.34)	$(0.11)	$(0.45)	$14.78	18.91%	$63,560	0.42%	0.23%	3.15%
9/30/23	13.23	0.59	0.63	1.22	(0.59)	(1.01)	(1.60)	12.85	9.77%	62,669	0.42%	0.28%	4.51%
9/30/22	17.63	0.39	(2.90)	(2.51)	(0.62)	(1.27)	(1.89)	13.23	(16.02%)	63,308	0.42%	0.28%	2.51%
9/30/21	16.05	0.27	2.05	2.32	(0.37)	(0.37)	(0.74)	17.63	14.74%	75,734	0.42%	0.28%	1.55%
9/30/20	15.66	0.37	0.85	1.22	(0.43)	(0.40)	(0.83)	16.05	8.02%	72,187	0.20%	0.05%	2.40%
Class M5
9/30/24	$12.84	$0.45	$1.91	$2.36	$(0.32)	$(0.11)	$(0.43)	$14.77	18.73%	$14,797	0.57%	0.38%	3.28%
9/30/23	13.21	0.59	0.61	1.20	(0.56)	(1.01)	(1.57)	12.84	9.60%	19,654	0.57%	0.43%	4.52%
9/30/22	17.61	0.47	(2.99)	(2.52)	(0.61)	(1.27)	(1.88)	13.21	(16.10%)	20,741	0.57%	0.43%	2.98%
9/30/21	16.03	0.21	2.08	2.29	(0.34)	(0.37)	(0.71)	17.61	14.57%	32,649	0.57%	0.43%	1.20%
9/30/20	15.65	0.39	0.80	1.19	(0.41)	(0.40)	(0.81)	16.03	7.81%	28,892	0.34%	0.20%	2.53%
Class M4
9/30/24	$12.88	$0.41	$1.91	$2.32	$(0.27)	$(0.11)	$(0.38)	$14.82	18.33%	$5,557	0.82%	0.63%	2.99%
9/30/23	13.20	0.55	0.63	1.18	(0.49)	(1.01)	(1.50)	12.88	9.43%	9,195	0.82%	0.68%	4.16%
9/30/22	17.56	0.38	(2.96)	(2.58)	(0.51)	(1.27)	(1.78)	13.20	(16.40%)	10,567	0.82%	0.68%	2.45%
9/30/21	15.99	0.23	2.02	2.25	(0.31)	(0.37)	(0.68)	17.56	14.35%	26,545	0.82%	0.68%	1.37%
9/30/20	15.61	0.33	0.82	1.15	(0.37)	(0.40)	(0.77)	15.99	7.56%	30,398	0.60%	0.45%	2.16%
Class M3
9/30/24	$12.84	$0.34	$1.95	$2.29	$(0.22)	$(0.11)	$(0.33)	$14.80	18.10%	$5,133	1.07%	0.88%	2.50%
9/30/23	13.18	0.57	0.58	1.15	(0.48)	(1.01)	(1.49)	12.84	9.11%	5,326	1.07%	0.93%	4.39%
9/30/22	17.56	0.35	(2.95)	(2.60)	(0.51)	(1.27)	(1.78)	13.18	(16.57%)	8,647	1.07%	0.93%	2.28%
9/30/21	15.99	0.15	2.04	2.19	(0.25)	(0.37)	(0.62)	17.56	13.97%	13,883	1.07%	0.93%	0.90%
9/30/20	15.59	0.25	0.87	1.12	(0.32)	(0.40)	(0.72)	15.99	7.34%	14,512	0.85%	0.70%	1.62%

	Year Ended September 30
	2024	2023	2022	2021	2020
Portfolio turnover rate	51%	26%	34%	33%	53%

c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
105

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Select T. Rowe Price Retirement 2015 Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m,z	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
9/30/24	$13.23	$0.43	$2.08	$2.51	$(0.36)	$(0.25)	$(0.61)	$15.13	19.48%	$55,322	0.43%	0.25%	3.06%
9/30/23	13.57	0.59	0.73	1.32	(0.55)	(1.11)	(1.66)	13.23	10.31%	62,426	0.43%	0.31%	4.37%
9/30/22	17.97	0.36	(2.99)	(2.63)	(0.62)	(1.15)	(1.77)	13.57	(16.38%)	65,438	0.44%	0.30%	2.29%
9/30/21	16.17	0.24	2.32	2.56	(0.35)	(0.41)	(0.76)	17.97	16.19%	78,555	0.44%	0.32%	1.35%
9/30/20	15.64	0.35	0.93	1.28	(0.41)	(0.34)	(0.75)	16.17	8.40%	65,346	0.20%	0.06%	2.29%
Class M5
9/30/24	$13.20	$0.41	$2.08	$2.49	$(0.34)	$(0.25)	$(0.59)	$15.10	19.35%	$37,803	0.58%	0.40%	2.93%
9/30/23	13.54	0.58	0.71	1.29	(0.52)	(1.11)	(1.63)	13.20	10.08%	36,067	0.58%	0.46%	4.32%
9/30/22	17.94	0.42	(3.07)	(2.65)	(0.60)	(1.15)	(1.75)	13.54	(16.50%)	39,275	0.59%	0.45%	2.64%
9/30/21	16.14	0.21	2.32	2.53	(0.32)	(0.41)	(0.73)	17.94	16.05%	64,169	0.59%	0.47%	1.21%
9/30/20	15.62	0.36	0.89	1.25	(0.39)	(0.34)	(0.73)	16.14	8.19%	53,926	0.35%	0.21%	2.30%
Class M4
9/30/24	$13.29	$0.37	$2.09	$2.46	$(0.32)	$(0.25)	$(0.57)	$15.18	18.94%	$5,039	0.82%	0.65%	2.63%
9/30/23	13.56	0.51	0.76	1.27	(0.43)	(1.11)	(1.54)	13.29	9.87%	5,311	0.83%	0.71%	3.79%
9/30/22	17.92	0.35	(3.04)	(2.69)	(0.52)	(1.15)	(1.67)	13.56	(16.68%)	5,066	0.84%	0.70%	2.21%
9/30/21	16.12	0.19	2.30	2.49	(0.28)	(0.41)	(0.69)	17.92	15.74%	11,856	0.84%	0.72%	1.07%
9/30/20	15.60	0.31	0.89	1.20	(0.34)	(0.34)	(0.68)	16.12	7.89%	12,857	0.60%	0.46%	2.03%
Class M3
9/30/24	$13.41	$0.36	$2.10	$2.46	$(0.26)	$(0.25)	$(0.51)	$15.36	18.75%	$1,402	1.08%	0.90%	2.55%
9/30/23	13.49	0.51	0.72	1.23	(0.20)	(1.11)	(1.31)	13.41	9.53%	1,585	1.08%	0.96%	3.78%
9/30/22	17.87	0.32	(3.04)	(2.72)	(0.51)	(1.15)	(1.66)	13.49	(16.89%)	4,452	1.09%	0.95%	2.01%
9/30/21	16.08	0.13	2.31	2.44	(0.24)	(0.41)	(0.65)	17.87	15.46%	6,990	1.09%	0.97%	0.76%
9/30/20	15.56	0.30	0.87	1.17	(0.31)	(0.34)	(0.65)	16.08	7.65%	7,211	0.85%	0.70%	1.96%

	Year Ended September 30
	2024	2023	2022	2021	2020
Portfolio turnover rate	52%	27%	35%	35%	57%

c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
106

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Select T. Rowe Price Retirement 2020 Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m,z	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
9/30/24	$12.98	$0.41	$2.12	$2.53	$(0.31)	$(0.38)	$(0.69)	$14.82	20.11%	$196,575	0.46%	0.27%	3.02%
9/30/23	13.48	0.53	0.86	1.39	(0.54)	(1.35)	(1.89)	12.98	11.03%	267,433	0.46%	0.32%	4.05%
9/30/22	18.31	0.34	(3.04)	(2.70)	(0.64)	(1.49)	(2.13)	13.48	(16.84%)	267,728	0.47%	0.31%	2.16%
9/30/21	16.22	0.22	2.62	2.84	(0.34)	(0.41)	(0.75)	18.31	17.87%	303,954	0.47%	0.35%	1.25%
9/30/20	15.63	0.33	0.99	1.32	(0.39)	(0.34)	(0.73)	16.22	8.63%	265,328	0.12%	0.07%	2.11%
Class M5
9/30/24	$12.98	$0.42	$2.08	$2.50	$(0.29)	$(0.38)	$(0.67)	$14.81	19.87%	$90,051	0.61%	0.43%	3.05%
9/30/23	13.46	0.53	0.84	1.37	(0.50)	(1.35)	(1.85)	12.98	10.86%	129,254	0.61%	0.48%	4.02%
9/30/22	18.29	0.47	(3.19)	(2.72)	(0.62)	(1.49)	(2.11)	13.46	(16.98%)	137,211	0.62%	0.47%	2.89%
9/30/21	16.20	0.19	2.62	2.81	(0.31)	(0.41)	(0.72)	18.29	17.71%	282,667	0.62%	0.50%	1.05%
9/30/20	15.61	0.34	0.96	1.30	(0.37)	(0.34)	(0.71)	16.20	8.49%	257,134	0.26%	0.21%	2.17%
Class M4
9/30/24	$12.98	$0.36	$2.12	$2.48	$(0.25)	$(0.38)	$(0.63)	$14.83	19.68%	$52,741	0.86%	0.68%	2.58%
9/30/23	13.46	0.48	0.84	1.32	(0.45)	(1.35)	(1.80)	12.98	10.45%	63,297	0.86%	0.73%	3.69%
9/30/22	18.24	0.33	(3.09)	(2.76)	(0.53)	(1.49)	(2.02)	13.46	(17.15%)	70,876	0.87%	0.72%	2.07%
9/30/21	16.17	0.19	2.57	2.76	(0.28)	(0.41)	(0.69)	18.24	17.38%	139,862	0.87%	0.75%	1.08%
9/30/20	15.58	0.30	0.96	1.26	(0.33)	(0.34)	(0.67)	16.17	8.24%	159,246	0.51%	0.46%	1.92%
Class M3
9/30/24	$12.98	$0.32	$2.12	$2.44	$(0.19)	$(0.38)	$(0.57)	$14.85	19.32%	$23,252	1.11%	0.93%	2.35%
9/30/23	13.45	0.46	0.84	1.30	(0.42)	(1.35)	(1.77)	12.98	10.25%	30,663	1.11%	0.98%	3.50%
9/30/22	18.24	0.30	(3.10)	(2.80)	(0.50)	(1.49)	(1.99)	13.45	(17.37%)	36,043	1.12%	0.97%	1.86%
9/30/21	16.16	0.12	2.58	2.70	(0.21)	(0.41)	(0.62)	18.24	17.02%	55,402	1.12%	1.00%	0.66%
9/30/20	15.56	0.25	0.97	1.22	(0.28)	(0.34)	(0.62)	16.16	8.01%	65,611	0.76%	0.71%	1.65%

	Year Ended September 30
	2024	2023	2022	2021	2020
Portfolio turnover rate	47%	26%	35%	35%	53%

c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
107

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Select T. Rowe Price Retirement 2025 Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m,z	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
9/30/24	$13.64	$0.40	$2.38	$2.78	$(0.33)	$(0.63)	$(0.96)	$15.46	21.30%	$286,697	0.48%	0.30%	2.80%
9/30/23	14.02	0.48	1.11	1.59	(0.49)	(1.48)	(1.97)	13.64	12.13%	372,730	0.49%	0.34%	3.46%
9/30/22	19.04	0.31	(3.31)	(3.00)	(0.66)	(1.36)	(2.02)	14.02	(17.83%)	356,557	0.50%	0.34%	1.88%
9/30/21	16.46	0.20	3.07	3.27	(0.33)	(0.36)	(0.69)	19.04	20.22%	377,165	0.51%	0.39%	1.06%
9/30/20	15.62	0.29	1.15	1.44	(0.36)	(0.24)	(0.60)	16.46	9.35%	284,762	0.14%	0.08%	1.89%
Class M5
9/30/24	$13.64	$0.40	$2.35	$2.75	$(0.30)	$(0.63)	$(0.93)	$15.46	21.07%	$59,112	0.63%	0.46%	2.81%
9/30/23	13.99	0.51	1.07	1.58	(0.45)	(1.48)	(1.93)	13.64	11.99%	72,070	0.64%	0.50%	3.70%
9/30/22	19.01	0.45	(3.48)	(3.03)	(0.63)	(1.36)	(1.99)	13.99	(17.99%)	83,947	0.65%	0.50%	2.63%
9/30/21	16.43	0.17	3.07	3.24	(0.30)	(0.36)	(0.66)	19.01	20.08%	195,342	0.66%	0.54%	0.93%
9/30/20	15.60	0.32	1.09	1.41	(0.34)	(0.24)	(0.58)	16.43	9.15%	158,255	0.27%	0.22%	2.07%
Class M4
9/30/24	$13.63	$0.34	$2.38	$2.72	$(0.26)	$(0.63)	$(0.89)	$15.46	20.77%	$41,550	0.88%	0.71%	2.39%
9/30/23	13.97	0.43	1.11	1.54	(0.40)	(1.48)	(1.88)	13.63	11.68%	49,268	0.89%	0.75%	3.13%
9/30/22	18.96	0.30	(3.36)	(3.06)	(0.57)	(1.36)	(1.93)	13.97	(18.16%)	51,635	0.90%	0.75%	1.81%
9/30/21	16.40	0.14	3.04	3.18	(0.26)	(0.36)	(0.62)	18.96	19.73%	98,755	0.91%	0.79%	0.76%
9/30/20	15.58	0.26	1.11	1.37	(0.31)	(0.24)	(0.55)	16.40	8.85%	89,755	0.53%	0.48%	1.69%
Class M3
9/30/24	$13.61	$0.29	$2.38	$2.67	$(0.22)	$(0.63)	$(0.85)	$15.43	20.42%	$27,198	1.13%	0.96%	2.02%
9/30/23	13.92	0.39	1.11	1.50	(0.33)	(1.48)	(1.81)	13.61	11.42%	26,201	1.14%	1.00%	2.84%
9/30/22	18.90	0.26	(3.36)	(3.10)	(0.52)	(1.36)	(1.88)	13.92	(18.37%)	35,432	1.15%	1.00%	1.57%
9/30/21	16.35	0.10	3.02	3.12	(0.21)	(0.36)	(0.57)	18.90	19.41%	51,074	1.16%	1.04%	0.57%
9/30/20	15.53	0.25	1.08	1.33	(0.27)	(0.24)	(0.51)	16.35	8.62%	55,244	0.77%	0.72%	1.59%

	Year Ended September 30
	2024	2023	2022	2021	2020
Portfolio turnover rate	47%	29%	38%	40%	42%

c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
108

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Select T. Rowe Price Retirement 2030 Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m,z	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
9/30/24	$14.18	$0.36	$2.79	$3.15	$(0.32)	$(0.90)	$(1.22)	$16.11	23.50%	$576,067	0.52%	0.35%	2.43%
9/30/23	14.37	0.38	1.48	1.86	(0.40)	(1.65)	(2.05)	14.18	13.89%	715,825	0.53%	0.37%	2.64%
9/30/22	19.67	0.25	(3.65)	(3.40)	(0.69)	(1.21)	(1.90)	14.37	(19.32%)	627,370	0.53%	0.37%	1.44%
9/30/21	16.54	0.17	3.54	3.71	(0.31)	(0.27)	(0.58)	19.67	22.79%	582,489	0.54%	0.43%	0.88%
9/30/20	15.60	0.27	1.23	1.50	(0.34)	(0.22)	(0.56)	16.54	9.78%	432,292	0.13%	0.09%	1.74%
Class M5
9/30/24	$14.18	$0.35	$2.77	$3.12	$(0.30)	$(0.90)	$(1.20)	$16.10	23.26%	$273,654	0.67%	0.52%	2.37%
9/30/23	14.34	0.38	1.46	1.84	(0.35)	(1.65)	(2.00)	14.18	13.75%	344,590	0.68%	0.54%	2.61%
9/30/22	19.65	0.37	(3.81)	(3.44)	(0.66)	(1.21)	(1.87)	14.34	(19.51%)	322,959	0.69%	0.54%	2.09%
9/30/21	16.52	0.13	3.55	3.68	(0.28)	(0.27)	(0.55)	19.65	22.65%	646,934	0.69%	0.58%	0.67%
9/30/20	15.58	0.28	1.20	1.48	(0.32)	(0.22)	(0.54)	16.52	9.65%	489,123	0.27%	0.23%	1.77%
Class M4
9/30/24	$14.18	$0.29	$2.79	$3.08	$(0.26)	$(0.90)	$(1.16)	$16.10	22.90%	$146,932	0.92%	0.77%	1.94%
9/30/23	14.32	0.32	1.49	1.81	(0.30)	(1.65)	(1.95)	14.18	13.49%	154,576	0.93%	0.79%	2.24%
9/30/22	19.58	0.24	(3.71)	(3.47)	(0.58)	(1.21)	(1.79)	14.32	(19.66%)	143,393	0.94%	0.79%	1.41%
9/30/21	16.48	0.14	3.48	3.62	(0.25)	(0.27)	(0.52)	19.58	22.29%	291,355	0.94%	0.83%	0.73%
9/30/20	15.55	0.23	1.20	1.43	(0.28)	(0.22)	(0.50)	16.48	9.34%	298,652	0.52%	0.48%	1.51%
Class M3
9/30/24	$14.17	$0.25	$2.80	$3.05	$(0.22)	$(0.90)	$(1.12)	$16.10	22.66%	$78,769	1.17%	1.02%	1.65%
9/30/23	14.31	0.29	1.48	1.77	(0.26)	(1.65)	(1.91)	14.17	13.19%	70,674	1.18%	1.04%	2.00%
9/30/22	19.59	0.21	(3.73)	(3.52)	(0.55)	(1.21)	(1.76)	14.31	(19.91%)	79,404	1.19%	1.04%	1.19%
9/30/21	16.46	0.06	3.52	3.58	(0.18)	(0.27)	(0.45)	19.59	22.06%	112,891	1.19%	1.08%	0.34%
9/30/20	15.53	0.20	1.19	1.39	(0.24)	(0.22)	(0.46)	16.46	9.06%	123,936	0.77%	0.73%	1.30%

	Year Ended September 30
	2024	2023	2022	2021	2020
Portfolio turnover rate	42%	23%	34%	27%	34%

c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
109

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Select T. Rowe Price Retirement 2035 Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m,z	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
9/30/24	$14.99	$0.32	$3.33	$3.65	$(0.31)	$(1.07)	$(1.38)	$17.26	25.82%	$439,204	0.55%	0.39%	2.04%
9/30/23	14.72	0.30	1.89	2.19	(0.31)	(1.61)	(1.92)	14.99	15.94%	500,827	0.56%	0.39%	1.97%
9/30/22	20.26	0.22	(4.01)	(3.79)	(0.75)	(1.00)	(1.75)	14.72	(20.63%)	412,008	0.57%	0.39%	1.24%
9/30/21	16.64	0.14	4.02	4.16	(0.28)	(0.26)	(0.54)	20.26	25.35%	372,474	0.57%	0.44%	0.71%
9/30/20	15.58	0.25	1.30	1.55	(0.32)	(0.17)	(0.49)	16.64	10.08%	250,301	0.15%	0.09%	1.59%
Class M5
9/30/24	$14.98	$0.30	$3.32	$3.62	$(0.29)	$(1.07)	$(1.36)	$17.24	25.59%	$106,215	0.70%	0.56%	1.92%
9/30/23	14.68	0.30	1.87	2.17	(0.26)	(1.61)	(1.87)	14.98	15.77%	102,266	0.71%	0.56%	2.02%
9/30/22	20.22	0.36	(4.17)	(3.81)	(0.73)	(1.00)	(1.73)	14.68	(20.78%)	98,488	0.72%	0.56%	1.98%
9/30/21	16.62	0.12	3.99	4.11	(0.25)	(0.26)	(0.51)	20.22	25.09%	233,159	0.72%	0.61%	0.62%
9/30/20	15.56	0.26	1.27	1.53	(0.30)	(0.17)	(0.47)	16.62	9.95%	176,646	0.29%	0.23%	1.68%
Class M4
9/30/24	$14.96	$0.25	$3.33	$3.58	$(0.25)	$(1.07)	$(1.32)	$17.22	25.29%	$67,567	0.95%	0.81%	1.61%
9/30/23	14.65	0.24	1.88	2.12	(0.20)	(1.61)	(1.81)	14.96	15.42%	72,709	0.96%	0.81%	1.59%
9/30/22	20.16	0.20	(4.04)	(3.84)	(0.67)	(1.00)	(1.67)	14.65	(20.92%)	67,260	0.97%	0.81%	1.10%
9/30/21	16.58	0.06	4.00	4.06	(0.22)	(0.26)	(0.48)	20.16	24.81%	120,031	0.97%	0.86%	0.30%
9/30/20	15.53	0.22	1.27	1.49	(0.27)	(0.17)	(0.44)	16.58	9.66%	75,337	0.55%	0.49%	1.38%
Class M3
9/30/24	$14.94	$0.20	$3.35	$3.55	$(0.21)	$(1.07)	$(1.28)	$17.21	25.04%	$43,165	1.20%	1.06%	1.28%
9/30/23	14.65	0.20	1.89	2.09	(0.19)	(1.61)	(1.80)	14.94	15.14%	36,025	1.21%	1.06%	1.35%
9/30/22	20.13	0.15	(4.05)	(3.90)	(0.58)	(1.00)	(1.58)	14.65	(21.16%)	36,030	1.22%	1.06%	0.86%
9/30/21	16.55	0.05	3.95	4.00	(0.16)	(0.26)	(0.42)	20.13	24.44%	45,019	1.22%	1.12%	0.25%
9/30/20	15.50	0.19	1.25	1.44	(0.22)	(0.17)	(0.39)	16.55	9.39%	58,793	0.79%	0.73%	1.19%

	Year Ended September 30
	2024	2023	2022	2021	2020
Portfolio turnover rate	39%	20%	27%	21%	27%

c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
110

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Select T. Rowe Price Retirement 2040 Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m,z	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
9/30/24	$15.12	$0.30	$3.65	$3.95	$(0.29)	$(1.02)	$(1.31)	$17.76	27.59%	$550,828	0.58%	0.41%	1.86%
9/30/23	14.94	0.23	2.21	2.44	(0.25)	(2.01)	(2.26)	15.12	17.73%	682,257	0.58%	0.41%	1.50%
9/30/22	20.77	0.17	(4.26)	(4.09)	(0.83)	(0.91)	(1.74)	14.94	(21.66%)	542,666	0.59%	0.41%	0.95%
9/30/21	16.73	0.12	4.41	4.53	(0.25)	(0.24)	(0.49)	20.77	27.48%	416,707	0.59%	0.47%	0.63%
9/30/20	15.56	0.23	1.38	1.61	(0.31)	(0.13)	(0.44)	16.73	10.45%	300,976	0.14%	0.09%	1.49%
Class M5
9/30/24	$15.12	$0.27	$3.66	$3.93	$(0.27)	$(1.02)	$(1.29)	$17.76	27.39%	$281,494	0.73%	0.58%	1.68%
9/30/23	14.91	0.22	2.19	2.41	(0.19)	(2.01)	(2.20)	15.12	17.52%	328,459	0.73%	0.58%	1.47%
9/30/22	20.74	0.32	(4.44)	(4.12)	(0.80)	(0.91)	(1.71)	14.91	(21.80%)	295,087	0.74%	0.58%	1.69%
9/30/21	16.71	0.07	4.43	4.50	(0.23)	(0.24)	(0.47)	20.74	27.28%	602,095	0.74%	0.64%	0.36%
9/30/20	15.54	0.23	1.36	1.59	(0.29)	(0.13)	(0.42)	16.71	10.32%	405,437	0.29%	0.25%	1.47%
Class M4
9/30/24	$15.10	$0.21	$3.67	$3.88	$(0.22)	$(1.02)	$(1.24)	$17.74	27.08%	$133,757	0.98%	0.83%	1.33%
9/30/23	14.87	0.17	2.21	2.38	(0.14)	(2.01)	(2.15)	15.10	17.24%	140,163	0.98%	0.83%	1.13%
9/30/22	20.66	0.18	(4.35)	(4.17)	(0.71)	(0.91)	(1.62)	14.87	(22.03%)	123,661	0.99%	0.83%	0.96%
9/30/21	16.66	0.09	4.35	4.44	(0.20)	(0.24)	(0.44)	20.66	26.97%	249,137	0.99%	0.89%	0.48%
9/30/20	15.50	0.19	1.35	1.54	(0.25)	(0.13)	(0.38)	16.66	10.03%	249,598	0.54%	0.50%	1.22%
Class M3
9/30/24	$15.08	$0.18	$3.66	$3.84	$(0.17)	$(1.02)	$(1.19)	$17.73	26.75%	$68,727	1.23%	1.08%	1.11%
9/30/23	14.88	0.14	2.19	2.33	(0.12)	(2.01)	(2.13)	15.08	16.91%	64,574	1.23%	1.08%	0.93%
9/30/22	20.67	0.14	(4.35)	(4.21)	(0.67)	(0.91)	(1.58)	14.88	(22.18%)	65,842	1.24%	1.08%	0.78%
9/30/21	16.65	0.01	4.38	4.39	(0.13)	(0.24)	(0.37)	20.67	26.62%	90,972	1.24%	1.15%	0.04%
9/30/20	15.49	0.15	1.35	1.50	(0.21)	(0.13)	(0.34)	16.65	9.76%	98,070	0.78%	0.74%	0.96%

	Year Ended September 30
	2024	2023	2022	2021	2020
Portfolio turnover rate	34%	15%	29%	18%	22%

c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
111

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Select T. Rowe Price Retirement 2045 Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m,z	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
9/30/24	$15.72	$0.27	$3.99	$4.26	$(0.28)	$(1.17)	$(1.45)	$18.53	28.82%	$393,948	0.60%	0.43%	1.61%
9/30/23	15.11	0.20	2.42	2.62	(0.22)	(1.79)	(2.01)	15.72	18.67%	437,106	0.60%	0.42%	1.25%
9/30/22	21.07	0.16	(4.37)	(4.21)	(0.85)	(0.90)	(1.75)	15.11	(21.99%)	333,390	0.61%	0.42%	0.88%
9/30/21	16.76	0.10	4.69	4.79	(0.24)	(0.24)	(0.48)	21.07	28.97%	247,138	0.61%	0.47%	0.50%
9/30/20	15.54	0.22	1.41	1.63	(0.29)	(0.12)	(0.41)	16.76	10.60%	154,476	0.18%	0.10%	1.39%
Class M5
9/30/24	$15.73	$0.24	$4.00	$4.24	$(0.26)	$(1.17)	$(1.43)	$18.54	28.57%	$74,945	0.75%	0.61%	1.40%
9/30/23	15.07	0.20	2.40	2.60	(0.15)	(1.79)	(1.94)	15.73	18.50%	65,612	0.75%	0.60%	1.30%
9/30/22	21.02	0.36	(4.59)	(4.23)	(0.82)	(0.90)	(1.72)	15.07	(22.11%)	65,768	0.76%	0.60%	1.88%
9/30/21	16.74	0.07	4.66	4.73	(0.21)	(0.24)	(0.45)	21.02	28.65%	198,343	0.76%	0.67%	0.37%
9/30/20	15.53	0.22	1.38	1.60	(0.27)	(0.12)	(0.39)	16.74	10.40%	141,319	0.31%	0.25%	1.40%
Class M4
9/30/24	$15.70	$0.19	$4.01	$4.20	$(0.21)	$(1.17)	$(1.38)	$18.52	28.34%	$58,291	1.00%	0.86%	1.11%
9/30/23	15.01	0.14	2.41	2.55	(0.07)	(1.79)	(1.86)	15.70	18.17%	54,914	1.00%	0.85%	0.87%
9/30/22	20.96	0.15	(4.42)	(4.27)	(0.78)	(0.90)	(1.68)	15.01	(22.35%)	48,715	1.01%	0.85%	0.82%
9/30/21	16.70	0.03	4.65	4.68	(0.18)	(0.24)	(0.42)	20.96	28.38%	90,570	1.01%	0.92%	0.16%
9/30/20	15.50	0.18	1.38	1.56	(0.24)	(0.12)	(0.36)	16.70	10.12%	60,056	0.56%	0.50%	1.15%
Class M3
9/30/24	$15.69	$0.14	$4.01	$4.15	$(0.18)	$(1.17)	$(1.35)	$18.49	27.93%	$36,384	1.25%	1.11%	0.81%
9/30/23	15.05	0.10	2.42	2.52	(0.09)	(1.79)	(1.88)	15.69	17.87%	28,681	1.25%	1.10%	0.63%
9/30/22	20.95	0.11	(4.44)	(4.33)	(0.67)	(0.90)	(1.57)	15.05	(22.50%)	27,562	1.26%	1.10%	0.57%
9/30/21	16.67	0.01	4.61	4.62	(0.10)	(0.24)	(0.34)	20.95	28.02%	35,140	1.26%	1.17%	0.03%
9/30/20	15.47	0.14	1.38	1.52	(0.20)	(0.12)	(0.32)	16.67	9.86%	46,619	0.81%	0.74%	0.92%

	Year Ended September 30
	2024	2023	2022	2021	2020
Portfolio turnover rate	36%	15%	23%	18%	22%

c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
112

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Select T. Rowe Price Retirement 2050 Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m,z	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
9/30/24	$15.69	$0.26	$4.06	$4.32	$(0.28)	$(1.08)	$(1.36)	$18.65	29.15%	$442,021	0.61%	0.44%	1.54%
9/30/23	15.20	0.18	2.50	2.68	(0.22)	(1.97)	(2.19)	15.69	19.09%	482,694	0.61%	0.43%	1.16%
9/30/22	21.08	0.16	(4.46)	(4.30)	(0.86)	(0.72)	(1.58)	15.20	(22.18%)	364,457	0.61%	0.43%	0.86%
9/30/21	16.78	0.10	4.70	4.80	(0.24)	(0.26)	(0.50)	21.08	29.03%	258,313	0.61%	0.48%	0.49%
9/30/20	15.55	0.22	1.41	1.63	(0.29)	(0.11)	(0.40)	16.78	10.57%	161,863	0.16%	0.10%	1.39%
Class M5
9/30/24	$15.69	$0.23	$4.06	$4.29	$(0.26)	$(1.08)	$(1.34)	$18.64	28.91%	$253,099	0.76%	0.62%	1.38%
9/30/23	15.17	0.18	2.47	2.65	(0.16)	(1.97)	(2.13)	15.69	18.87%	253,640	0.76%	0.61%	1.12%
9/30/22	21.04	0.28	(4.60)	(4.32)	(0.83)	(0.72)	(1.55)	15.17	(22.30%)	221,155	0.76%	0.61%	1.46%
9/30/21	16.76	0.05	4.71	4.76	(0.22)	(0.26)	(0.48)	21.04	28.76%	415,859	0.76%	0.67%	0.27%
9/30/20	15.53	0.21	1.40	1.61	(0.27)	(0.11)	(0.38)	16.76	10.44%	280,003	0.30%	0.25%	1.34%
Class M4
9/30/24	$15.70	$0.18	$4.07	$4.25	$(0.22)	$(1.08)	$(1.30)	$18.65	28.56%	$88,867	1.01%	0.87%	1.05%
9/30/23	15.12	0.12	2.49	2.61	(0.06)	(1.97)	(2.03)	15.70	18.60%	85,675	1.01%	0.86%	0.77%
9/30/22	20.96	0.16	(4.52)	(4.36)	(0.76)	(0.72)	(1.48)	15.12	(22.51%)	70,887	1.01%	0.86%	0.87%
9/30/21	16.71	0.06	4.64	4.70	(0.19)	(0.26)	(0.45)	20.96	28.47%	160,626	1.01%	0.92%	0.32%
9/30/20	15.49	0.17	1.39	1.56	(0.23)	(0.11)	(0.34)	16.71	10.16%	147,994	0.55%	0.50%	1.09%
Class M3
9/30/24	$15.63	$0.14	$4.05	$4.19	$(0.16)	$(1.08)	$(1.24)	$18.58	28.24%	$57,525	1.26%	1.12%	0.84%
9/30/23	15.12	0.09	2.47	2.56	(0.08)	(1.97)	(2.05)	15.63	18.26%	49,480	1.26%	1.11%	0.55%
9/30/22	20.95	0.13	(4.52)	(4.39)	(0.72)	(0.72)	(1.44)	15.12	(22.64%)	44,600	1.26%	1.11%	0.67%
9/30/21	16.69	(0.01)	4.65	4.64	(0.12)	(0.26)	(0.38)	20.95	28.09%	60,911	1.26%	1.17%	(0.07%)
9/30/20	15.47	0.13	1.39	1.52	(0.19)	(0.11)	(0.30)	16.69	9.91%	57,934	0.80%	0.74%	0.84%

	Year Ended September 30
	2024	2023	2022	2021	2020
Portfolio turnover rate	33%	12%	27%	15%	22%

c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
113

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Select T. Rowe Price Retirement 2055 Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m,z	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
9/30/24	$16.01	$0.27	$4.16	$4.43	$(0.29)	$(1.13)	$(1.42)	$19.02	29.26%	$261,589	0.61%	0.45%	1.56%
9/30/23	15.13	0.18	2.52	2.70	(0.28)	(1.54)	(1.82)	16.01	19.10%	303,344	0.61%	0.45%	1.11%
9/30/22	21.03	0.11	(4.39)	(4.28)	(0.85)	(0.77)	(1.62)	15.13	(22.22%)	215,507	0.61%	0.44%	0.60%
9/30/21	16.75	0.10	4.70	4.80	(0.24)	(0.28)	(0.52)	21.03	29.06%	112,730	0.61%	0.48%	0.48%
9/30/20	15.54	0.21	1.41	1.62	(0.29)	(0.12)	(0.41)	16.75	10.55%	67,777	0.22%	0.10%	1.32%
Class M5
9/30/24	$16.04	$0.24	$4.17	$4.41	$(0.25)	$(1.13)	$(1.38)	$19.07	29.09%	$37,812	0.76%	0.63%	1.38%
9/30/23	15.09	0.19	2.48	2.67	(0.18)	(1.54)	(1.72)	16.04	18.86%	32,157	0.76%	0.63%	1.22%
9/30/22	20.98	0.43	(4.72)	(4.29)	(0.83)	(0.77)	(1.60)	15.09	(22.33%)	32,887	0.76%	0.62%	2.19%
9/30/21	16.73	0.07	4.67	4.74	(0.21)	(0.28)	(0.49)	20.98	28.76%	140,685	0.76%	0.67%	0.34%
9/30/20	15.52	0.21	1.39	1.60	(0.27)	(0.12)	(0.39)	16.73	10.43%	94,767	0.36%	0.24%	1.34%
Class M4
9/30/24	$16.00	$0.18	$4.17	$4.35	$(0.22)	$(1.13)	$(1.35)	$19.00	28.73%	$35,284	1.01%	0.88%	1.07%
9/30/23	15.04	0.12	2.51	2.63	(0.13)	(1.54)	(1.67)	16.00	18.55%	32,460	1.01%	0.88%	0.78%
9/30/22	20.92	0.14	(4.47)	(4.33)	(0.78)	(0.77)	(1.55)	15.04	(22.52%)	27,142	1.01%	0.87%	0.77%
9/30/21	16.69	0.02	4.67	4.69	(0.18)	(0.28)	(0.46)	20.92	28.46%	49,056	1.01%	0.92%	0.11%
9/30/20	15.50	0.17	1.38	1.55	(0.24)	(0.12)	(0.36)	16.69	10.07%	32,270	0.61%	0.50%	1.07%
Class M3
9/30/24	$15.92	$0.14	$4.16	$4.30	$(0.16)	$(1.13)	$(1.29)	$18.93	28.43%	$25,245	1.26%	1.13%	0.82%
9/30/23	15.03	0.08	2.50	2.58	(0.15)	(1.54)	(1.69)	15.92	18.26%	20,513	1.26%	1.13%	0.50%
9/30/22	20.87	0.09	(4.47)	(4.38)	(0.69)	(0.77)	(1.46)	15.03	(22.72%)	19,264	1.26%	1.12%	0.49%
9/30/21	16.64	(0.01)	4.64	4.63	(0.12)	(0.28)	(0.40)	20.87	28.16%	21,424	1.26%	1.18%	(0.03%)
9/30/20	15.46	0.13	1.37	1.50	(0.20)	(0.12)	(0.32)	16.64	9.79%	22,526	0.86%	0.74%	0.86%

	Year Ended September 30
	2024	2023	2022	2021	2020
Portfolio turnover rate	41%	13%	22%	17%	24%

c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
114

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Select T. Rowe Price Retirement 2060 Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m,z	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
9/30/24	$16.35	$0.23	$4.34	$4.57	$(0.29)	$(0.91)	$(1.20)	$19.72	29.32%	$180,392	0.61%	0.45%	1.28%
9/30/23	15.09	0.15	2.57	2.72	(0.22)	(1.24)	(1.46)	16.35	19.03%	134,822	0.61%	0.45%	0.95%
9/30/22	21.00	0.19	(4.45)	(4.26)	(0.85)	(0.80)	(1.65)	15.09	(22.19%)	70,208	0.61%	0.44%	1.05%
9/30/21	16.73	0.08	4.71	4.79	(0.24)	(0.28)	(0.52)	21.00	29.03%	55,382	0.61%	0.48%	0.41%
9/30/20	15.51	0.17	1.46	1.63	(0.29)	(0.12)	(0.41)	16.73	10.58%	27,484	0.49%	0.12%	1.10%
Class M5
9/30/24	$16.31	$0.22	$4.30	$4.52	$(0.27)	$(0.91)	$(1.18)	$19.65	29.05%	$65,821	0.76%	0.63%	1.22%
9/30/23	15.04	0.17	2.52	2.69	(0.18)	(1.24)	(1.42)	16.31	18.84%	50,744	0.76%	0.63%	1.06%
9/30/22	20.95	0.17	(4.46)	(4.29)	(0.82)	(0.80)	(1.62)	15.04	(22.34%)	36,564	0.76%	0.62%	0.94%
9/30/21	16.70	0.03	4.72	4.75	(0.22)	(0.28)	(0.50)	20.95	28.82%	33,062	0.76%	0.67%	0.13%
9/30/20	15.49	0.17	1.43	1.60	(0.27)	(0.12)	(0.39)	16.70	10.41%	15,067	0.64%	0.27%	1.07%
Class M4
9/30/24	$16.25	$0.15	$4.32	$4.47	$(0.22)	$(0.91)	$(1.13)	$19.59	28.78%	$29,887	1.01%	0.88%	0.86%
9/30/23	14.97	0.12	2.52	2.64	(0.12)	(1.24)	(1.36)	16.25	18.53%	23,132	1.01%	0.88%	0.72%
9/30/22	20.87	0.13	(4.45)	(4.32)	(0.78)	(0.80)	(1.58)	14.97	(22.54%)	17,032	1.01%	0.87%	0.69%
9/30/21	16.65	0.04	4.64	4.68	(0.18)	(0.28)	(0.46)	20.87	28.44%	19,688	1.01%	0.92%	0.19%
9/30/20	15.46	0.15	1.40	1.55	(0.24)	(0.12)	(0.36)	16.65	10.10%	14,447	0.88%	0.52%	0.96%
Class M3
9/30/24	$16.20	$0.13	$4.28	$4.41	$(0.18)	$(0.91)	$(1.09)	$19.52	28.41%	$13,358	1.26%	1.13%	0.72%
9/30/23	14.95	0.06	2.54	2.60	(0.11)	(1.24)	(1.35)	16.20	18.31%	10,404	1.26%	1.13%	0.38%
9/30/22	20.80	0.08	(4.45)	(4.37)	(0.68)	(0.80)	(1.48)	14.95	(22.76%)	6,619	1.26%	1.12%	0.44%
9/30/21	16.61	0.00[d]	4.62	4.62	(0.15)	(0.28)	(0.43)	20.80	28.14%	6,320	1.26%	1.18%	0.03%
9/30/20	15.42	0.09	1.42	1.51	(0.20)	(0.12)	(0.32)	16.61	9.87%	5,798	1.13%	0.77%	0.61%

	Year Ended September 30
	2024	2023	2022	2021	2020
Portfolio turnover rate	50%	13%	23%	19%	31%

c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
115

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Select T. Rowe Price Retirement 2065 Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m,z	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
9/30/24	$10.09	$0.05	$2.80	$2.85	$(0.18)	$(0.01)	$(0.19)	$12.75	28.56%	$2,097	0.61%	0.45%	0.44%
9/30/23[g]	10.00	(0.02)	0.11	0.09	—	—	—	10.09	0.90%[b]	894	0.62%[a]	0.46%[a]	(0.35%)[a]
Class M5
9/30/24	$10.08	$(0.01)bb	$2.84	$2.83	$(0.16)	$(0.01)	$(0.17)	$12.74	28.36%	$605	0.76%	0.63%	(0.09%)
9/30/23[g]	10.00	(0.04)	0.12	0.08	—	—	—	10.08	0.80%[b]	105	0.76%[a]	0.64%[a]	(0.53%)[a]
Class M4
9/30/24	$10.06	$0.09	$2.69	$2.78	$(0.21)	$(0.01)	$(0.22)	$12.62	27.97%	$1,398	1.01%	0.88%	0.74%
9/30/23[g]	10.00	(0.05)	0.11	0.06	—	—	—	10.06	0.60%[b]	113	1.02%[a]	0.89%[a]	(0.79%)[a]
Class M3
9/30/24	$10.04	$0.08	$2.68	$2.76	$(0.11)	$(0.01)	$(0.12)	$12.68	27.71%	$127	1.26%	1.13%	0.67%
9/30/23[g]	10.00	(0.07)	0.11	0.04	—	—	—	10.04	0.40%[b]	100	1.26%[a]	1.14%[a]	(1.03%)[a]

	Year Ended September 30, 2024	Period Ended September 30, 2023[b]
Portfolio turnover rate	82%	7%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	Fund commenced operations on February 1, 2023.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

bb
The amount shown for a share outstanding does not correspond with the aggregate net investment income (loss) as shown on the Statement of Operations for the period due to the timing of class-specific expenses. See Note 3 for each fund’s expense structure.

The accompanying notes are an integral part of the financial statements.
116

Notes to Financial Statements

1.	The Funds
MassMutual Select Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The Trust consists of 46 series, including the following 29 series listed below (each individually referred to as a “Fund” or collectively as the “Funds”):
MassMutual 20/80 Allocation Fund (“20/80 Allocation Fund”)
MassMutual 40/60 Allocation Fund (“40/60 Allocation Fund”)
MassMutual 60/40 Allocation Fund (“60/40 Allocation Fund”)
MassMutual 80/20 Allocation Fund (“80/20 Allocation Fund”)
MassMutual RetireSMARTSM by JPMorgan In Retirement Fund (“MM RetireSMART by JPMorgan In Retirement Fund”)
MassMutual RetireSMARTSM by JPMorgan 2020 Fund (“MM RetireSMART by JPMorgan 2020 Fund”)
MassMutual RetireSMARTSM by JPMorgan 2025 Fund (“MM RetireSMART by JPMorgan 2025 Fund”)
MassMutual RetireSMARTSM by JPMorgan 2030 Fund (“MM RetireSMART by JPMorgan 2030 Fund”)
MassMutual RetireSMARTSM by JPMorgan 2035 Fund (“MM RetireSMART by JPMorgan 2035 Fund”)
MassMutual RetireSMARTSM by JPMorgan 2040 Fund (“MM RetireSMART by JPMorgan 2040 Fund”)
MassMutual RetireSMARTSM by JPMorgan 2045 Fund (“MM RetireSMART by JPMorgan 2045 Fund”)
MassMutual RetireSMARTSM by JPMorgan 2050 Fund (“MM RetireSMART by JPMorgan 2050 Fund”)
MassMutual RetireSMARTSM by JPMorgan 2055 Fund (“MM RetireSMART by JPMorgan 2055 Fund”)
MassMutual RetireSMARTSM by JPMorgan 2060 Fund (“MM RetireSMART by JPMorgan 2060 Fund”)
MassMutual RetireSMARTSM by JPMorgan 2065 Fund (“MM RetireSMART by JPMorgan 2065 Fund”)
MassMutual Select T. Rowe Price Retirement Balanced Fund (“MM Select T. Rowe Price Retirement Balanced Fund”)
MassMutual Select T. Rowe Price Retirement 2005 Fund (“MM Select T. Rowe Price Retirement 2005 Fund”)
MassMutual Select T. Rowe Price Retirement 2010 Fund (“MM Select T. Rowe Price Retirement 2010 Fund”)
MassMutual Select T. Rowe Price Retirement 2015 Fund (“MM Select T. Rowe Price Retirement 2015 Fund”)
MassMutual Select T. Rowe Price Retirement 2020 Fund (“MM Select T. Rowe Price Retirement 2020 Fund”)
MassMutual Select T. Rowe Price Retirement 2025 Fund (“MM Select T. Rowe Price Retirement 2025 Fund”)
MassMutual Select T. Rowe Price Retirement 2030 Fund (“MM Select T. Rowe Price Retirement 2030 Fund”)
MassMutual Select T. Rowe Price Retirement 2035 Fund (“MM Select T. Rowe Price Retirement 2035 Fund”)
MassMutual Select T. Rowe Price Retirement 2040 Fund (“MM Select T. Rowe Price Retirement 2040 Fund”)
MassMutual Select T. Rowe Price Retirement 2045 Fund (“MM Select T. Rowe Price Retirement 2045 Fund”)
MassMutual Select T. Rowe Price Retirement 2050 Fund (“MM Select T. Rowe Price Retirement 2050 Fund”)
MassMutual Select T. Rowe Price Retirement 2055 Fund (“MM Select T. Rowe Price Retirement 2055 Fund”)
MassMutual Select T. Rowe Price Retirement 2060 Fund (“MM Select T. Rowe Price Retirement 2060 Fund”)
MassMutual Select T. Rowe Price Retirement 2065 Fund (“MM Select T. Rowe Price Retirement 2065 Fund”)
Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectuses.
The 20/80 Allocation Fund, 40/60 Allocation Fund, 60/40 Allocation Fund, and 80/20 Allocation Fund (the “MM Target Allocation Funds”) invest their investable assets in shares of MassMutual Funds advised by MML Investment Advisers, LLC (“MML Advisers”) and non-affiliated mutual funds (together, the “MM Target Allocation Underlying Funds”).
The MM RetireSMART by JPMorgan In Retirement Fund, MM RetireSMART by JPMorgan 2020 Fund, MM RetireSMART by JPMorgan 2025 Fund, MM RetireSMART by JPMorgan 2030 Fund, MM RetireSMART by JPMorgan 2035 Fund, MM RetireSMART by JPMorgan 2040 Fund, MM RetireSMART by JPMorgan 2045 Fund, MM RetireSMART by JPMorgan 2050 Fund, MM RetireSMART by JPMorgan 2055 Fund, MM RetireSMART by JPMorgan 2060 Fund, and MM RetireSMART by JPMorgan 2065 Fund (the “MM RetireSMART by JPMorgan Funds”) invest their investable assets in shares of MassMutual Funds, J.P. Morgan Funds advised by J.P. Morgan Investment Management Inc. (“J.P. Morgan”) or its affiliates, and non-affiliated mutual funds (together, the “MM RetireSMART by JPMorgan Underlying Funds”).

117

Notes to Financial Statements (Continued)
The MM Select T. Rowe Price Retirement Balanced Fund, MM Select T. Rowe Price Retirement 2005 Fund, MM Select T. Rowe Price Retirement 2010 Fund, MM Select T. Rowe Price Retirement 2015 Fund, MM Select T. Rowe Price Retirement 2020 Fund, MM Select T. Rowe Price Retirement 2025 Fund, MM Select T. Rowe Price Retirement 2030 Fund, MM Select T. Rowe Price Retirement 2035 Fund, MM Select T. Rowe Price Retirement 2040 Fund, MM Select T. Rowe Price Retirement 2045 Fund, MM Select T. Rowe Price Retirement 2050 Fund, MM Select T. Rowe Price Retirement 2055 Fund, MM Select T. Rowe Price Retirement 2060 Fund, and MM Select T. Rowe Price Retirement 2065 Fund (the “MM Select T. Rowe Price Retirement Funds”) invest their investable assets in shares of MassMutual Funds and T. Rowe Price Funds (together, the “MM Select T. Rowe Price Underlying Funds”). The MM Target Allocation Underlying Funds, MM RetireSMART by JPMorgan Underlying Funds, and MM Select T. Rowe Price Underlying Funds are hereinafter collectively referred to as the “Underlying Funds.”
The financial statements included herein are those of the MM Target Allocation Funds, MM RetireSMART by JPMorgan Funds, and MM Select T. Rowe Price Retirement Funds. The financial statements of the applicable Underlying Funds are presented separately and can be obtained from the Securities and Exchange Commission’s (“SEC”) EDGAR database on its website at http://www.sec.gov or by calling MML Advisers at 1-888-309-3539.
2.	Significant Accounting Policies
The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
Investment Valuation
The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes; instead, MML Advisers will determine the fair value of a Fund’s securities in accordance with MML Advisers’ fair valuation policy and procedures. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that an Underlying Fund holds foreign securities that trade on days that foreign securities markets are open.
The net asset value of each Fund is based upon the net asset value(s) of its corresponding Underlying Funds. Shares of the Underlying Funds are valued at their closing net asset values as reported on each business day.
Certain Underlying Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day.
The Prospectuses and Statements of Additional Information (“SAIs”) for the Underlying Funds explain the valuation methods for the Underlying Funds, including the circumstances under which the Underlying Funds may use fair value pricing and the effects of doing so. Such Prospectuses and SAIs are available on the SEC’s EDGAR database on its website at http://www.sec.gov.
Various inputs may be used to determine the value of the Funds’ investments. The Funds categorize the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as summarized below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

118

Notes to Financial Statements (Continued)
Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date
Level 2 – other significant observable inputs (including fair value factors, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds’ own assumptions in determining the fair value of investments)
Each Fund characterized all investments at Level 1, as of September 30, 2024. For each Fund, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
Accounting for Investment Transactions
Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income and realized capital gain distributions are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.
Allocation of Operating Activity
In maintaining the records for the Funds, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of a Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among the classes to which the expense relates based on relative net assets.
In addition, each Fund will also incur certain fees and expenses indirectly as a shareholder in the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and each Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses indirectly incurred by each Fund will vary.
Foreign Securities
Certain Underlying Funds may invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, public health, and diplomatic risks. In addition, fluctuations in currency exchange rates may favorably or unfavorably affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, less stringent investor protection and disclosure standards, less reliable settlement practices, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater volatility in currency exchange rates, and are more susceptible to environmental problems.
Market Risk
The value of a Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock and bond markets can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, public health, and other conditions, as well as investor perceptions of these conditions. A Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

119

Notes to Financial Statements (Continued)
Federal Income Tax
It is each Fund’s intent to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to U.S. federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for U.S. federal income tax.
Dividends and Distributions to Shareholders
Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.
3.	Investment Advisory Fees and Other Transactions
Investment Advisory Fees and Investment Subadviser
MML Advisers, a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”), serves as investment adviser to each Fund. Under the investment advisory agreements between MML Advisers and the Trust on behalf of each Fund, MML Advisers is responsible for providing investment management services for each Fund.
With respect to the MM Target Allocation Funds and MM RetireSMART by JPMorgan Funds, MML Advisers does not receive investment advisory fees in return for these services.
With respect to the MM Select T. Rowe Price Retirement Funds, in return for these services, MML Advisers receives all-inclusive investment advisory fees based on each share class of each Fund’s average daily net assets. The all-inclusive investment advisory fees are computed and accrued daily and payable monthly, and include investment management services and ordinary, recurring operating expenses, but do not cover interest; expenses related to borrowings, securities lending, leverage, taxes, and brokerage; short sale dividend and loan expense; acquired fund fees and expenses; payments pursuant to a Rule 12b-1 plan or similar plan; non-recurring or unusual expenses; and extraordinary legal and other expenses. The difference in all-inclusive investment advisory fees among the classes, if any, is a result of their separate arrangements for administrative and shareholder services. It is not the result of any difference in investment advisory or custodial fees or other expenses related to the management of an MM Select T. Rowe Price Retirement Fund’s assets, which do not vary by class.
The applicable all-inclusive fee rate for each class of an MM Select T. Rowe Price Retirement Fund with a specified target retirement year in its name (“Annual Fee Rate”) shall be determined on each June 1 by calculating the “Years to Target Date” by subtracting the calendar year in which such June 1 falls (e.g., 2030) from the target year in the name of the Fund (e.g., 2060); and (ii) identifying the Annual Fee Rate shown in the table below next to the Years to Target Date so determined. The applicable Annual Fee Rate determined as of any June 1 shall be in effect from, and including, that June 1 through, and including, the following May 31.

Years to Target Date	Annual Fee Rate (%)
	Class I	Class M5	Class M4	Class M3
All Prior Years	0.614%	0.764%	0.764%	0.764%
31	0.613%	0.763%	0.763%	0.763%
30	0.613%	0.763%	0.763%	0.763%
29	0.613%	0.763%	0.763%	0.763%
28	0.613%	0.763%	0.763%	0.763%
27	0.613%	0.763%	0.763%	0.763%
26	0.613%	0.763%	0.763%	0.763%
25	0.610%	0.760%	0.760%	0.760%
24	0.608%	0.758%	0.758%	0.758%
23	0.605%	0.755%	0.755%	0.755%

120

Notes to Financial Statements (Continued)

Years to Target Date	Annual Fee Rate (%)
	Class I	Class M5	Class M4	Class M3
22	0.603%	0.753%	0.753%	0.753%
21	0.599%	0.749%	0.749%	0.749%
20	0.595%	0.745%	0.745%	0.745%
19	0.591%	0.741%	0.741%	0.741%
18	0.586%	0.736%	0.736%	0.736%
17	0.582%	0.732%	0.732%	0.732%
16	0.578%	0.728%	0.728%	0.728%
15	0.573%	0.723%	0.723%	0.723%
14	0.567%	0.717%	0.717%	0.717%
13	0.562%	0.712%	0.712%	0.712%
12	0.556%	0.706%	0.706%	0.706%
11	0.551%	0.701%	0.701%	0.701%
10	0.544%	0.694%	0.694%	0.694%
9	0.537%	0.687%	0.687%	0.687%
8	0.531%	0.681%	0.681%	0.681%
7	0.524%	0.674%	0.674%	0.674%
6	0.517%	0.667%	0.667%	0.667%
5	0.510%	0.660%	0.660%	0.660%
4	0.502%	0.652%	0.652%	0.652%
3	0.495%	0.645%	0.645%	0.645%
2	0.487%	0.637%	0.637%	0.637%
1	0.480%	0.630%	0.630%	0.630%
0	0.474%	0.624%	0.624%	0.624%
(1)	0.469%	0.619%	0.619%	0.619%
(2)	0.463%	0.613%	0.613%	0.613%
(3)	0.458%	0.608%	0.608%	0.608%
(4)	0.452%	0.602%	0.602%	0.602%
(5)	0.446%	0.596%	0.596%	0.596%
(6)	0.440%	0.590%	0.590%	0.590%
(7)	0.433%	0.583%	0.583%	0.583%
(8)	0.427%	0.577%	0.577%	0.577%
Thereafter	0.421%	0.571%	0.571%	0.571%

The all-inclusive fee rate for each class of the MM Select T. Rowe Price Retirement Balanced Fund is as shown below.

	Annual Fee Rate (%)
	Class I	Class M5	Class M4	Class M3
MM Select T. Rowe Price Retirement Balanced Fund	0.396%	0.546%	0.546%	0.546%

MML Advisers has also entered into an investment subadvisory agreement with the unaffiliated investment subadviser, J.P. Morgan, for each of the MM RetireSMART by JPMorgan Funds, and with the unaffiliated investment subadviser, T. Rowe Price Associates, Inc. (“T. Rowe Price”), for each of the MM Select T. Rowe Price Retirement Funds.
MML Advisers pays a subadvisory fee to T. Rowe Price based upon the aggregate net assets under management which includes the average daily net assets of the specified Fund which it manages. The Funds’ subadvisory fees are paid monthly by MML Advisers out of the investment advisory fees.

121

Notes to Financial Statements (Continued)
Administration Fees
Under an Administrative and Shareholder Services Agreement between the Trust and MML Advisers, on behalf of each Fund, MML Advisers is obligated to provide certain administrative and shareholder services. In return for these services, MML Advisers receives an administrative services fee, based upon the average daily net assets of the applicable class of shares of the Funds, at the following annual rates:

	Class I	Class R5	Service Class	Administrative Class	Class R4	Class A	Class R3	Class Y	Class M5	Class M4	Class M3
20/80 Allocation Fund	None	0.10%	0.20%	0.30%	0.20%	0.25%**	0.20%	0.10%	N/A	N/A	N/A
40/60 Allocation Fund	None	0.10%	0.20%	0.30%	0.20%	0.25%**	0.20%	0.10%	N/A	N/A	N/A
60/40 Allocation Fund	None	0.10%	0.20%	0.30%	0.20%	0.25%**	0.20%	0.10%	N/A	N/A	N/A
80/20 Allocation Fund	None	0.10%	0.20%	0.30%	0.20%	0.25%**	0.20%	0.10%	N/A	N/A	N/A
MM RetireSMART by JPMorgan In Retirement Fund	None	0.10%	0.20%	0.30%	0.20%	0.25%**	0.20%	N/A	N/A	N/A	N/A
MM RetireSMART by JPMorgan 2020 Fund	None	0.10%	0.20%	0.30%	0.20%	0.25%**	0.20%	N/A	N/A	N/A	N/A
MM RetireSMART by JPMorgan 2025 Fund	None	0.10%	0.20%	0.30%	0.20%	0.25%**	0.20%	N/A	N/A	N/A	N/A
MM RetireSMART by JPMorgan 2030 Fund	None	0.10%	0.20%	0.30%	0.20%	0.25%**	0.20%	N/A	N/A	N/A	N/A
MM RetireSMART by JPMorgan 2035 Fund	None	0.10%	0.20%	0.30%	0.20%	0.25%**	0.20%	N/A	N/A	N/A	N/A
MM RetireSMART by JPMorgan 2040 Fund	None	0.10%	0.20%	0.30%	0.20%	0.25%**	0.20%	N/A	N/A	N/A	N/A
MM RetireSMART by JPMorgan 2045 Fund	None	0.10%	0.20%	0.30%	0.20%	0.25%**	0.20%	N/A	N/A	N/A	N/A
MM RetireSMART by JPMorgan 2050 Fund	None	0.10%	0.20%	0.30%	0.20%	0.25%**	0.20%	N/A	N/A	N/A	N/A
MM RetireSMART by JPMorgan 2055 Fund	None	0.10%	0.20%	0.30%	0.20%	0.25%**	0.20%	N/A	N/A	N/A	N/A
MM RetireSMART by JPMorgan 2060 Fund	None	0.10%	0.20%	0.30%	0.20%	0.25%**	0.20%	N/A	N/A	N/A	N/A
MM RetireSMART by JPMorgan 2065 Fund	None	0.10%	0.20%	0.30%	0.20%	0.25%**	0.20%	N/A	N/A	N/A	N/A
MM Select T. Rowe Price Retirement Balanced Fund*	None	N/A	N/A	N/A	N/A	N/A	N/A	N/A	0.15%	0.15%	0.15%
MM Select T. Rowe Price Retirement 2005 Fund*	None	N/A	N/A	N/A	N/A	N/A	N/A	N/A	0.15%	0.15%	0.15%
MM Select T. Rowe Price Retirement 2010 Fund*	None	N/A	N/A	N/A	N/A	N/A	N/A	N/A	0.15%	0.15%	0.15%
MM Select T. Rowe Price Retirement 2015 Fund*	None	N/A	N/A	N/A	N/A	N/A	N/A	N/A	0.15%	0.15%	0.15%
MM Select T. Rowe Price Retirement 2020 Fund*	None	N/A	N/A	N/A	N/A	N/A	N/A	N/A	0.15%	0.15%	0.15%
MM Select T. Rowe Price Retirement 2025 Fund*	None	N/A	N/A	N/A	N/A	N/A	N/A	N/A	0.15%	0.15%	0.15%
MM Select T. Rowe Price Retirement 2030 Fund*	None	N/A	N/A	N/A	N/A	N/A	N/A	N/A	0.15%	0.15%	0.15%
MM Select T. Rowe Price Retirement 2035 Fund*	None	N/A	N/A	N/A	N/A	N/A	N/A	N/A	0.15%	0.15%	0.15%
MM Select T. Rowe Price Retirement 2040 Fund*	None	N/A	N/A	N/A	N/A	N/A	N/A	N/A	0.15%	0.15%	0.15%

122

Notes to Financial Statements (Continued)

	Class I	Class R5	Service Class	Administrative Class	Class R4	Class A	Class R3	Class Y	Class M5	Class M4	Class M3
MM Select T. Rowe Price Retirement 2045 Fund*	None	N/A	N/A	N/A	N/A	N/A	N/A	N/A	0.15%	0.15%	0.15%
MM Select T. Rowe Price Retirement 2050 Fund*	None	N/A	N/A	N/A	N/A	N/A	N/A	N/A	0.15%	0.15%	0.15%
MM Select T. Rowe Price Retirement 2055 Fund*	None	N/A	N/A	N/A	N/A	N/A	N/A	N/A	0.15%	0.15%	0.15%
MM Select T. Rowe Price Retirement 2060 Fund*	None	N/A	N/A	N/A	N/A	N/A	N/A	N/A	0.15%	0.15%	0.15%
MM Select T. Rowe Price Retirement 2065 Fund*	None	N/A	N/A	N/A	N/A	N/A	N/A	N/A	0.15%	0.15%	0.15%

*
Pursuant to the Fund’s investment advisory agreement, MML Advisers has agreed to pay all of the fees payable by the Fund under the Administrative and Shareholder Services Agreement. As a component of the all-inclusive investment advisory fees that it receives, MML Advisers receives administrative services fees from the Fund, which are equal to the fees payable under the Administrative and Shareholder Services Agreement.

**	Prior to February 1, 2024, the annual rate was 0.30%.
Distribution and Service Fees
MML Distributors, LLC (the “Distributor”) acts as a distributor to each Fund. Pursuant to a 12b-1 Plan adopted by the Trust, Class R4 shares, Class A shares, and Class M4 shares of each applicable Fund pay an annual fee of 0.25% of the average daily net assets of the class; and Class R3 shares and Class M3 shares of each applicable Fund pay an annual fee of 0.50% of the average daily net assets of the class, to the Distributor. Such payments compensate the Distributor for services provided and expenses incurred by it for purposes of promoting the sale of the relevant class of shares, reducing redemptions of shares, or maintaining or improving services provided to each Fund’s shareholders. The Distributor is a wholly-owned subsidiary of MassMutual.
Expense Caps and Waivers
Effective February 1, 2024, MML Advisers has agreed to cap the fees and expenses of the Funds noted below (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses#, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, based upon the average daily net assets of the applicable class of shares of the Funds, as follows:

	Class I	Class R5	Service Class	Administrative Class	Class R4	Class A	Class R3
MM RetireSMART by JPMorgan In Retirement Fund	0.06%	0.16%	0.26%	0.36%	0.51%	0.56%	0.76%
MM RetireSMART by JPMorgan 2020 Fund	0.04%	0.14%	0.24%	0.34%	0.49%	0.54%	0.74%
MM RetireSMART by JPMorgan 2025 Fund	0.01%	0.11%	0.21%	0.31%	0.46%	0.51%	0.71%
MM RetireSMART by JPMorgan 2030 Fund	0.04%	0.14%	0.24%	0.34%	0.49%	0.54%	0.74%
MM RetireSMART by JPMorgan 2035 Fund	0.05%	0.15%	0.25%	0.35%	0.50%	0.55%	0.75%
MM RetireSMART by JPMorgan 2040 Fund	0.04%	0.14%	0.24%	0.34%	0.49%	0.54%	0.74%
MM RetireSMART by JPMorgan 2045 Fund	0.02%	0.12%	0.22%	0.32%	0.47%	0.52%	0.72%
MM RetireSMART by JPMorgan 2050 Fund	0.02%	0.12%	0.22%	0.32%	0.47%	0.52%	0.72%
MM RetireSMART by JPMorgan 2055 Fund	0.00%	0.10%	0.20%	0.30%	0.45%	0.50%	0.70%
MM RetireSMART by JPMorgan 2060 Fund	0.00%	0.10%	0.20%	0.30%	0.45%	0.50%	0.70%
MM RetireSMART by JPMorgan 2065 Fund	0.00%	0.10%	0.20%	0.30%	0.45%	0.50%	0.70%

#	Acquired Fund Fees and Expenses are borne indirectly by a Fund through investments in other pooled investment vehicles.

123

Notes to Financial Statements (Continued)
Prior to February 1, 2024, MML Advisers agreed to cap the fees and expenses of the Funds noted below (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses#, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable), based upon the average daily net assets of the applicable class of shares of the Funds, as follows:

	Class I	Class R5	Service Class	Administrative Class	Class R4	Class A	Class R3	Class Y
20/80 Allocation Fund	0.04%	0.14%	0.24%	0.34%	0.49%	0.59%	0.74%	0.14%
40/60 Allocation Fund	0.06%	0.16%	0.26%	0.36%	0.51%	0.61%	0.76%	0.16%
60/40 Allocation Fund	0.06%	0.16%	0.26%	0.36%	0.51%	0.61%	0.76%	0.16%
80/20 Allocation Fund	0.09%	0.19%	0.29%	0.39%	0.54%	0.64%	0.79%	0.19%
MM RetireSMART by JPMorgan In Retirement Fund	0.06%	0.16%	0.26%	0.36%	0.51%	0.61%	0.76%	N/A
MM RetireSMART by JPMorgan 2020 Fund	0.04%	0.14%	0.24%	0.34%	0.49%	0.59%	0.74%	N/A
MM RetireSMART by JPMorgan 2025 Fund	0.01%	0.11%	0.21%	0.31%	0.46%	0.56%	0.71%	N/A
MM RetireSMART by JPMorgan 2030 Fund	0.04%	0.14%	0.24%	0.34%	0.49%	0.59%	0.74%	N/A
MM RetireSMART by JPMorgan 2035 Fund	0.05%	0.15%	0.25%	0.35%	0.50%	0.60%	0.75%	N/A
MM RetireSMART by JPMorgan 2040 Fund	0.04%	0.14%	0.24%	0.34%	0.49%	0.59%	0.74%	N/A
MM RetireSMART by JPMorgan 2045 Fund	0.02%	0.12%	0.22%	0.32%	0.47%	0.57%	0.72%	N/A
MM RetireSMART by JPMorgan 2050 Fund	0.02%	0.12%	0.22%	0.32%	0.47%	0.57%	0.72%	N/A
MM RetireSMART by JPMorgan 2055 Fund	0.00%	0.10%	0.20%	0.30%	0.45%	0.55%	0.70%	N/A
MM RetireSMART by JPMorgan 2060 Fund	0.00%	0.10%	0.20%	0.30%	0.45%	0.55%	0.70%	N/A
MM RetireSMART by JPMorgan 2065 Fund	0.00%	0.10%	0.20%	0.30%	0.45%	0.55%	0.70%	N/A

#	Acquired Fund Fees and Expenses are borne indirectly by a Fund through investments in other pooled investment vehicles.
MML Advisers has agreed to cap the fees and expenses of the Funds noted below (other than extraordinary legal and other expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, based upon the average daily net assets of the applicable class of shares of the Funds, as follows:

	Class I	Class M5	Class M4	Class M3
MM Select T. Rowe Price Retirement Balanced Fund	0.34%	0.49%	0.74%	0.99%
MM Select T. Rowe Price Retirement 2005 Fund	0.34%	0.49%	0.74%	0.99%
MM Select T. Rowe Price Retirement 2010 Fund	0.34%	0.49%	0.74%	0.99%
MM Select T. Rowe Price Retirement 2015 Fund	0.36%	0.51%	0.76%	1.01%
MM Select T. Rowe Price Retirement 2020 Fund	0.37%	0.53%	0.78%	1.03%
MM Select T. Rowe Price Retirement 2025 Fund	0.39%	0.55%	0.80%	1.05%
MM Select T. Rowe Price Retirement 2030 Fund	0.41%	0.58%	0.83%	1.08%
MM Select T. Rowe Price Retirement 2035 Fund	0.42%	0.59%	0.84%	1.09%
MM Select T. Rowe Price Retirement 2040 Fund	0.43%	0.60%	0.85%	1.10%
MM Select T. Rowe Price Retirement 2045 Fund	0.44%	0.62%	0.87%	1.12%
MM Select T. Rowe Price Retirement 2050 Fund	0.45%	0.63%	0.88%	1.13%
MM Select T. Rowe Price Retirement 2055 Fund	0.46%	0.64%	0.89%	1.14%
MM Select T. Rowe Price Retirement 2060 Fund	0.46%	0.64%	0.89%	1.14%
MM Select T. Rowe Price Retirement 2065 Fund	0.46%	0.64%	0.89%	1.14%

124

Notes to Financial Statements (Continued)
Expense caps and waiver amounts are reflected as a reduction of expenses on the Statements of Operations.
Deferred Compensation
Board of Trustees (“Trustees”) of the Funds who are not officers or employees of MassMutual may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and shall be recorded on the Funds’ books as other liabilities. Deferred compensation is included within Payables for Trustees’ fees and expenses in the Statements of Assets and Liabilities.
Other
Certain officers and trustees of the Funds may also be employees of MassMutual. The compensation of a trustee who is not an employee of MassMutual is borne by the Funds.
The following table shows beneficial ownership of Funds’ shares by related parties at September 30, 2024:

Total % Ownership by Related Party
20/80 Allocation Fund	90.6%
40/60 Allocation Fund	97.5%
60/40 Allocation Fund	96.7%
80/20 Allocation Fund	90.2%
MM RetireSMART by JPMorgan In Retirement Fund	93.0%
MM RetireSMART by JPMorgan 2020 Fund	97.5%
MM RetireSMART by JPMorgan 2025 Fund	97.9%
MM RetireSMART by JPMorgan 2030 Fund	95.7%
MM RetireSMART by JPMorgan 2035 Fund	99.2%
MM RetireSMART by JPMorgan 2040 Fund	97.1%
MM RetireSMART by JPMorgan 2045 Fund	98.3%
MM RetireSMART by JPMorgan 2050 Fund	98.5%
MM RetireSMART by JPMorgan 2055 Fund	98.8%
MM RetireSMART by JPMorgan 2060 Fund	97.4%
MM RetireSMART by JPMorgan 2065 Fund	100.0%
MM Select T. Rowe Price Retirement Balanced Fund	94.1%
MM Select T. Rowe Price Retirement 2005 Fund	95.7%
MM Select T. Rowe Price Retirement 2010 Fund	99.1%
MM Select T. Rowe Price Retirement 2015 Fund	95.6%
MM Select T. Rowe Price Retirement 2020 Fund	94.0%
MM Select T. Rowe Price Retirement 2025 Fund	89.4%
MM Select T. Rowe Price Retirement 2030 Fund	96.5%
MM Select T. Rowe Price Retirement 2035 Fund	90.6%
MM Select T. Rowe Price Retirement 2040 Fund	96.3%
MM Select T. Rowe Price Retirement 2045 Fund	93.9%
MM Select T. Rowe Price Retirement 2050 Fund	96.5%
MM Select T. Rowe Price Retirement 2055 Fund	90.6%
MM Select T. Rowe Price Retirement 2060 Fund	95.2%
MM Select T. Rowe Price Retirement 2065 Fund	100.0%

125

Notes to Financial Statements (Continued)
4.	Purchases and Sales of Investments
Cost of purchases and proceeds from sales of investments in Underlying Funds for the year ended September 30, 2024, were as follows:

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long- Term Securities	Long-Term U.S. Government Securities	Other Long- Term Securities
20/80 Allocation Fund	$ —	$38,928,268	$ —	$28,430,415
40/60 Allocation Fund	—	32,611,519	—	30,488,886
60/40 Allocation Fund	—	35,891,077	—	45,258,850
80/20 Allocation Fund	—	26,018,558	—	32,287,073
MM RetireSMART by JPMorgan In Retirement Fund	—	22,579,737	—	33,837,740
MM RetireSMART by JPMorgan 2020 Fund	—	29,869,667	—	54,876,523
MM RetireSMART by JPMorgan 2025 Fund	—	34,899,263	—	59,595,880
MM RetireSMART by JPMorgan 2030 Fund	—	68,950,982	—	97,191,739
MM RetireSMART by JPMorgan 2035 Fund	—	42,072,594	—	55,129,481
MM RetireSMART by JPMorgan 2040 Fund	—	53,149,194	—	71,578,697
MM RetireSMART by JPMorgan 2045 Fund	—	36,532,300	—	40,750,469
MM RetireSMART by JPMorgan 2050 Fund	—	41,125,367	—	47,604,854
MM RetireSMART by JPMorgan 2055 Fund	—	21,441,836	—	24,272,175
MM RetireSMART by JPMorgan 2060 Fund	—	10,727,595	—	8,366,798
MM RetireSMART by JPMorgan 2065 Fund	—	652,370	—	474,336
MM Select T. Rowe Price Retirement Balanced Fund	—	131,271,036	—	111,290,030
MM Select T. Rowe Price Retirement 2005 Fund	—	13,486,373	—	16,321,327
MM Select T. Rowe Price Retirement 2010 Fund	—	49,187,321	—	70,041,630
MM Select T. Rowe Price Retirement 2015 Fund	—	55,487,757	—	76,280,060
MM Select T. Rowe Price Retirement 2020 Fund	—	213,015,226	—	408,084,806
MM Select T. Rowe Price Retirement 2025 Fund	—	231,877,836	—	415,316,680
MM Select T. Rowe Price Retirement 2030 Fund	—	532,402,288	—	970,725,612
MM Select T. Rowe Price Retirement 2035 Fund	—	286,893,516	—	488,782,497
MM Select T. Rowe Price Retirement 2040 Fund	—	412,951,565	—	860,021,997
MM Select T. Rowe Price Retirement 2045 Fund	—	220,816,148	—	382,682,995
MM Select T. Rowe Price Retirement 2050 Fund	—	309,549,329	—	552,723,213
MM Select T. Rowe Price Retirement 2055 Fund	—	168,142,998	—	291,297,505
MM Select T. Rowe Price Retirement 2060 Fund	—	143,010,088	—	134,833,590
MM Select T. Rowe Price Retirement 2065 Fund	—	5,065,895	—	2,840,028

126

Notes to Financial Statements (Continued)
5.	Capital Share Transactions
Changes in shares outstanding for each Fund were as follows:

	Year Ended September 30, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
20/80 Allocation Fund Class I
Sold	532,460	$ 4,716,329	452,367	$ 3,855,812
Issued as reinvestment of dividends	55,773	481,320	76,909	640,649
Redeemed	(549,282)	(4,865,955)	(475,006)	(4,057,782)
Net increase (decrease)	38,951	$331,694	54,270	$438,679
20/80 Allocation Fund Class R5
Sold	47,563	$ 415,376	32,444	$ 276,650
Issued as reinvestment of dividends	11,063	95,364	14,709	122,530
Redeemed	(76,829)	(667,660)	(24,313)	(207,774)
Net increase (decrease)	(18,203)	$(156,920)	22,840	$191,406
20/80 Allocation Fund Service Class
Sold	2,042,459	$ 17,875,483	1,763,065	$ 15,046,825
Issued as reinvestment of dividends	461,678	3,979,661	611,516	5,093,925
Redeemed	(1,601,872)	(14,074,432)	(1,267,305)	(10,806,106)
Net increase (decrease)	902,265	$7,780,712	1,107,276	$9,334,644
20/80 Allocation Fund Administrative Class
Sold	279,565	$2,454,924	362,791	$3,107,528
Issued as reinvestment of dividends	54,965	476,550	102,788	859,307
Redeemed	(835,718)	(7,368,951)	(417,688)	(3,558,933)
Net increase (decrease)	(501,188)	$(4,437,477)	47,891	$407,902
20/80 Allocation Fund Class R4
Sold	339,571	$3,036,128	69,865	$607,727
Issued as reinvestment of dividends	11,574	102,081	15,178	129,313
Redeemed	(152,178)	(1,354,511)	(85,844)	(740,471)
Net increase (decrease)	198,967	$1,783,698	(801)	$(3,431)
20/80 Allocation Fund Class A
Sold	216,616	$1,919,195	262,572	$2,251,465
Issued as reinvestment of dividends	38,769	338,449	77,772	654,843
Redeemed	(465,768)	(4,083,255)	(587,477)	(5,064,042)
Net increase (decrease)	(210,383)	$(1,825,611)	(247,133)	$(2,157,734)
20/80 Allocation Fund Class R3
Sold	117,123	$1,015,274	85,332	$717,392
Issued as reinvestment of dividends	12,174	104,089	21,678	179,061
Redeemed	(143,146)	(1,225,120)	(182,000)	(1,528,124)
Net increase (decrease)	(13,849)	$(105,757)	(74,990)	$(631,671)
20/80 Allocation Fund Class Y(a)
Sold	—	$—	11,534	$100,000
Issued as reinvestment of dividends	—	—	—	—
Redeemed	—	—	—	—
Net increase (decrease)	—	$—	11,534	$100,000

127

Notes to Financial Statements (Continued)

	Year Ended September 30, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
40/60 Allocation Fund Class I
Sold	1,030,136	$ 8,978,624	496,576	$ 4,152,672
Issued as reinvestment of dividends	168,323	1,418,960	257,213	2,055,129
Redeemed	(695,707)	(6,057,013)	(869,053)	(7,288,665)
Net increase (decrease)	502,752	$4,340,571	(115,264)	$(1,080,864)
40/60 Allocation Fund Class R5
Sold	50,643	$439,604	65,426	$546,608
Issued as reinvestment of dividends	30,625	258,784	48,051	384,889
Redeemed	(120,977)	(1,018,566)	(57,963)	(483,735)
Net increase (decrease)	(39,709)	$(320,178)	55,514	$447,762
40/60 Allocation Fund Service Class
Sold	206,545	$ 1,833,620	176,754	$ 1,476,517
Issued as reinvestment of dividends	71,060	604,718	112,705	908,402
Redeemed	(340,030)	(2,978,676)	(245,127)	(2,051,872)
Net increase (decrease)	(62,425)	$(540,338)	44,332	$333,047
40/60 Allocation Fund Administrative Class
Sold	274,713	$2,446,626	282,528	$2,369,944
Issued as reinvestment of dividends	132,151	1,124,608	233,834	1,884,705
Redeemed	(805,830)	(7,163,838)	(828,151)	(6,966,034)
Net increase (decrease)	(398,966)	$(3,592,604)	(311,789)	$(2,711,385)
40/60 Allocation Fund Class R4
Sold	946,481	$8,136,721	882,678	$7,342,407
Issued as reinvestment of dividends	206,234	1,734,427	285,626	2,276,436
Redeemed	(406,750)	(3,528,875)	(413,160)	(3,422,359)
Net increase (decrease)	745,965	$6,342,273	755,144	$6,196,484
40/60 Allocation Fund Class A
Sold	422,846	$3,711,658	608,380	$5,127,018
Issued as reinvestment of dividends	175,535	1,504,337	364,704	2,957,749
Redeemed	(1,784,284)	(15,587,376)	(1,790,080)	(15,113,782)
Net increase (decrease)	(1,185,903)	$(10,371,381)	(816,996)	$(7,029,015)
40/60 Allocation Fund Class R3
Sold	420,173	$3,570,534	293,202	$2,432,324
Issued as reinvestment of dividends	70,876	594,652	114,543	910,614
Redeemed	(561,889)	(4,838,473)	(559,999)	(4,665,454)
Net increase (decrease)	(70,840)	$(673,287)	(152,254)	$(1,322,516)
40/60 Allocation Fund Class Y(a)
Sold	—	$—	11,848	$100,000
Issued as reinvestment of dividends	—	—	—	—
Redeemed	—	—	—	—
Net increase (decrease)	—	$—	11,848	$100,000
60/40 Allocation Fund Class I
Sold	722,753	$ 6,308,944	337,186	$ 2,752,974
Issued as reinvestment of dividends	169,671	1,409,968	425,146	3,260,867
Redeemed	(905,567)	(7,847,320)	(732,034)	(5,979,917)
Net increase (decrease)	(13,143)	$(128,408)	30,298	$33,924

128

Notes to Financial Statements (Continued)

	Year Ended September 30, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
60/40 Allocation Fund Class R5
Sold	59,530	$516,955	66,843	$547,405
Issued as reinvestment of dividends	47,153	392,313	115,911	890,196
Redeemed	(125,430)	(1,067,194)	(159,432)	(1,338,508)
Net increase (decrease)	(18,747)	$(157,926)	23,322	$99,093
60/40 Allocation Fund Service Class
Sold	780,647	$6,705,312	270,828	$2,215,617
Issued as reinvestment of dividends	122,748	1,027,398	296,015	2,285,237
Redeemed	(740,089)	(6,537,487)	(398,706)	(3,260,425)
Net increase (decrease)	163,306	$1,195,223	168,137	$1,240,429
60/40 Allocation Fund Administrative Class
Sold	444,372	$3,864,715	516,345	$4,207,937
Issued as reinvestment of dividends	205,858	1,727,148	540,653	4,179,251
Redeemed	(1,509,258)	(13,265,713)	(1,000,481)	(8,297,593)
Net increase (decrease)	(859,028)	$(7,673,850)	56,517	$89,595
60/40 Allocation Fund Class R4
Sold	362,746	$3,182,662	181,923	$1,510,369
Issued as reinvestment of dividends	42,684	354,273	118,907	910,830
Redeemed	(241,278)	(2,068,199)	(302,376)	(2,486,509)
Net increase (decrease)	164,152	$1,468,736	(1,546)	$(65,310)
60/40 Allocation Fund Class A
Sold	432,495	$3,744,148	562,603	$4,659,028
Issued as reinvestment of dividends	173,350	1,464,806	581,458	4,529,555
Redeemed	(2,050,751)	(17,913,761)	(1,718,034)	(14,304,604)
Net increase (decrease)	(1,444,906)	$(12,704,807)	(573,973)	$(5,116,021)
60/40 Allocation Fund Class R3
Sold	214,092	$1,821,087	203,719	$1,641,990
Issued as reinvestment of dividends	50,684	419,156	124,081	946,735
Redeemed	(134,826)	(1,128,815)	(246,880)	(2,032,109)
Net increase (decrease)	129,950	$1,111,428	80,920	$556,616
60/40 Allocation Fund Class Y(a)
Sold	—	$—	12,240	$100,000
Issued as reinvestment of dividends	—	—	—	—
Redeemed	—	—	—	—
Net increase (decrease)	—	$—	12,240	$100,000
80/20 Allocation Fund Class I
Sold	697,488	$ 6,802,543	429,477	$ 3,907,201
Issued as reinvestment of dividends	170,963	1,601,923	546,456	4,562,908
Redeemed	(1,085,283)	(10,672,512)	(770,579)	(6,995,735)
Net increase (decrease)	(216,832)	$(2,268,046)	205,354	$1,474,374
80/20 Allocation Fund Class R5
Sold	128,441	$1,307,609	52,250	$472,712
Issued as reinvestment of dividends	13,218	124,245	48,857	408,930
Redeemed	(109,462)	(999,474)	(92,167)	(844,380)
Net increase (decrease)	32,197	$432,380	8,940	$37,262

129

Notes to Financial Statements (Continued)

	Year Ended September 30, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
80/20 Allocation Fund Service Class
Sold	449,028	$4,453,047	592,233	$5,396,021
Issued as reinvestment of dividends	68,322	642,909	221,156	1,853,287
Redeemed	(544,452)	(5,346,449)	(531,542)	(4,816,415)
Net increase (decrease)	(27,102)	$(250,493)	281,847	$2,432,893
80/20 Allocation Fund Administrative Class
Sold	192,587	$1,902,298	283,119	$2,574,319
Issued as reinvestment of dividends	72,259	680,679	275,608	2,312,351
Redeemed	(642,179)	(6,357,972)	(612,220)	(5,629,384)
Net increase (decrease)	(377,333)	$(3,774,995)	(53,493)	$(742,714)
80/20 Allocation Fund Class R4
Sold	199,536	$1,939,251	190,695	$1,709,526
Issued as reinvestment of dividends	56,098	518,348	190,431	1,569,151
Redeemed	(268,273)	(2,569,301)	(330,121)	(2,995,735)
Net increase (decrease)	(12,639)	$(111,702)	51,005	$282,942
80/20 Allocation Fund Class A
Sold	220,864	$2,162,616	317,831	$2,856,412
Issued as reinvestment of dividends	81,632	769,792	313,831	2,636,182
Redeemed	(854,223)	(8,526,785)	(719,589)	(6,526,781)
Net increase (decrease)	(551,727)	$(5,594,377)	(87,927)	$(1,034,187)
80/20 Allocation Fund Class R3
Sold	142,742	$1,341,078	153,339	$1,353,581
Issued as reinvestment of dividends	57,106	524,803	210,727	1,725,856
Redeemed	(401,828)	(3,836,136)	(422,767)	(3,818,882)
Net increase (decrease)	(201,980)	$(1,970,255)	(58,701)	$(739,445)
80/20 Allocation Fund Class Y(a)
Sold	—	$—	11,062	$100,000
Issued as reinvestment of dividends	—	—	—	—
Redeemed	—	—	—	—
Net increase (decrease)	—	$—	11,062	$100,000
MM RetireSMART by JPMorgan In Retirement Fund Class I
Sold	159,824	$ 1,585,401	151,244	$ 1,441,422
Issued as reinvestment of dividends	34,827	339,911	119,722	1,099,052
Redeemed	(550,814)	(5,515,055)	(678,859)	(6,528,272)
Net increase (decrease)	(356,163)	$(3,589,743)	(407,893)	$(3,987,798)
MM RetireSMART by JPMorgan In Retirement Fund Class R5
Sold	34,440	$ 343,154	26,744	$ 257,662
Issued as reinvestment of dividends	2,727	26,782	30,844	284,383
Redeemed	(14,248)	(145,734)	(363,648)	(3,532,537)
Net increase (decrease)	22,919	$224,202	(306,060)	$(2,990,492)

130

Notes to Financial Statements (Continued)

	Year Ended September 30, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
MM RetireSMART by JPMorgan In Retirement Fund Service Class
Sold	62,058	$621,352	71,617	$691,120
Issued as reinvestment of dividends	21,412	210,266	49,385	456,318
Redeemed	(151,367)	(1,580,396)	(66,171)	(639,655)
Net increase (decrease)	(67,897)	$(748,778)	54,831	$507,783
MM RetireSMART by JPMorgan In Retirement Fund Administrative Class
Sold	144,250	$1,442,036	216,765	$2,085,103
Issued as reinvestment of dividends	67,902	667,474	181,306	1,675,268
Redeemed	(637,842)	(6,457,386)	(416,605)	(3,993,261)
Net increase (decrease)	(425,690)	$(4,347,876)	(18,534)	$(232,890)
MM RetireSMART by JPMorgan In Retirement Fund Class R4
Sold	81,892	$798,851	95,956	$904,549
Issued as reinvestment of dividends	26,463	255,100	74,949	679,791
Redeemed	(398,833)	(3,894,138)	(220,243)	(2,093,059)
Net increase (decrease)	(290,478)	$(2,840,187)	(49,338)	$(508,719)
MM RetireSMART by JPMorgan In Retirement Fund Class A
Sold	94,025	$988,317	38,567	$371,371
Issued as reinvestment of dividends	28,471	279,589	76,923	710,766
Redeemed	(153,914)	(1,546,249)	(145,302)	(1,401,016)
Net increase (decrease)	(31,418)	$(278,343)	(29,812)	$(318,879)
MM RetireSMART by JPMorgan In Retirement Fund Class R3
Sold	273,590	$2,675,310	250,800	$2,349,075
Issued as reinvestment of dividends	37,555	359,028	120,846	1,087,614
Redeemed	(596,219)	(5,821,100)	(681,943)	(6,366,751)
Net increase (decrease)	(285,074)	$(2,786,762)	(310,297)	$(2,930,062)
MM RetireSMART by JPMorgan 2020 Fund Class I
Sold	395,833	$ 4,312,867	360,281	$ 3,728,737
Issued as reinvestment of dividends	97,648	1,030,184	215,047	2,144,021
Redeemed	(1,548,889)	(16,898,062)	(1,521,212)	(15,886,584)
Net increase (decrease)	(1,055,408)	$(11,555,011)	(945,884)	$(10,013,826)
MM RetireSMART by JPMorgan 2020 Fund Class R5
Sold	29,480	$319,726	189,520	$1,959,295
Issued as reinvestment of dividends	7,408	78,450	133,098	1,325,660
Redeemed	(26,478)	(288,750)	(2,481,992)	(26,034,640)
Net increase (decrease)	10,410	$109,426	(2,159,374)	$(22,749,685)
MM RetireSMART by JPMorgan 2020 Fund Service Class
Sold	67,801	$740,814	69,036	$721,967
Issued as reinvestment of dividends	20,706	220,520	49,292	495,387
Redeemed	(106,533)	(1,152,340)	(422,877)	(4,405,447)
Net increase (decrease)	(18,026)	$(191,006)	(304,549)	$(3,188,093)

131

Notes to Financial Statements (Continued)

	Year Ended September 30, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
MM RetireSMART by JPMorgan 2020 Fund Administrative Class
Sold	264,995	$2,881,310	206,478	$2,142,158
Issued as reinvestment of dividends	58,196	616,874	108,170	1,083,859
Redeemed	(666,461)	(7,305,268)	(544,231)	(5,680,659)
Net increase (decrease)	(343,270)	$(3,807,084)	(229,583)	$(2,454,642)
MM RetireSMART by JPMorgan 2020 Fund Class R4
Sold	110,550	$1,157,055	185,002	$1,870,877
Issued as reinvestment of dividends	49,470	510,033	87,753	855,596
Redeemed	(564,471)	(5,891,862)	(325,369)	(3,290,723)
Net increase (decrease)	(404,451)	$(4,224,774)	(52,614)	$(564,250)
MM RetireSMART by JPMorgan 2020 Fund Class A
Sold	48,310	$520,855	67,270	$695,967
Issued as reinvestment of dividends	54,022	570,472	100,616	1,004,151
Redeemed	(195,858)	(2,119,122)	(479,505)	(4,960,144)
Net increase (decrease)	(93,526)	$(1,027,795)	(311,619)	$(3,260,026)
MM RetireSMART by JPMorgan 2020 Fund Class R3
Sold	405,262	$4,177,344	513,133	$5,066,711
Issued as reinvestment of dividends	91,215	921,272	186,803	1,783,972
Redeemed	(1,337,649)	(13,686,749)	(1,098,429)	(10,866,249)
Net increase (decrease)	(841,172)	$(8,588,133)	(398,493)	$(4,015,566)
MM RetireSMART by JPMorgan 2025 Fund Class I
Sold	579,969	$6,128,459	545,452	$5,454,016
Issued as reinvestment of dividends	125,925	1,291,991	412,747	3,937,604
Redeemed	(1,551,299)	(16,631,682)	(1,638,628)	(16,468,064)
Net increase (decrease)	(845,405)	$(9,211,232)	(680,429)	$(7,076,444)
MM RetireSMART by JPMorgan 2025 Fund Class R5
Sold	106,774	$ 1,109,239	43,901	$ 442,263
Issued as reinvestment of dividends	6,671	69,449	10,144	98,090
Redeemed	(54,726)	(589,659)	(12,477)	(126,245)
Net increase (decrease)	58,719	$589,029	41,568	$414,108
MM RetireSMART by JPMorgan 2025 Fund Service Class
Sold	31,038	$327,544	50,152	$504,938
Issued as reinvestment of dividends	10,751	110,839	35,165	336,885
Redeemed	(51,340)	(549,103)	(136,380)	(1,373,328)
Net increase (decrease)	(9,551)	$(110,720)	(51,063)	$(531,505)
MM RetireSMART by JPMorgan 2025 Fund Administrative Class
Sold	245,979	$2,606,554	234,542	$2,341,232
Issued as reinvestment of dividends	76,497	784,099	223,816	2,132,964
Redeemed	(893,355)	(9,448,479)	(384,658)	(3,874,824)
Net increase (decrease)	(570,879)	$(6,057,826)	73,700	$599,372

132

Notes to Financial Statements (Continued)

	Year Ended September 30, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
MM RetireSMART by JPMorgan 2025 Fund Class R4
Sold	270,978	$2,778,437	279,440	$2,744,384
Issued as reinvestment of dividends	59,104	594,589	187,313	1,753,245
Redeemed	(611,313)	(6,221,709)	(540,398)	(5,375,450)
Net increase (decrease)	(281,231)	$(2,848,683)	(73,645)	$(877,821)
MM RetireSMART by JPMorgan 2025 Fund Class A
Sold	116,187	$1,217,080	96,375	$964,519
Issued as reinvestment of dividends	26,684	274,315	75,470	720,734
Redeemed	(248,580)	(2,603,595)	(121,812)	(1,222,602)
Net increase (decrease)	(105,709)	$(1,112,200)	50,033	$462,651
MM RetireSMART by JPMorgan 2025 Fund Class R3
Sold	347,410	$3,576,084	650,898	$6,353,714
Issued as reinvestment of dividends	99,380	998,769	344,343	3,216,163
Redeemed	(1,616,591)	(16,478,156)	(975,848)	(9,536,573)
Net increase (decrease)	(1,169,801)	$(11,903,303)	19,393	$33,304
MM RetireSMART by JPMorgan 2030 Fund Class I
Sold	728,998	$8,055,588	858,880	$8,858,744
Issued as reinvestment of dividends	157,641	1,677,302	602,805	5,853,234
Redeemed	(2,238,425)	(24,810,522)	(1,966,798)	(20,423,254)
Net increase (decrease)	(1,351,786)	$(15,077,632)	(505,113)	$(5,711,276)
MM RetireSMART by JPMorgan 2030 Fund Class R5
Sold	88,523	$1,001,524	745,582	$7,646,668
Issued as reinvestment of dividends	32,184	341,470	741,931	7,159,635
Redeemed	(808,840)	(8,779,422)	(7,184,748)	(75,150,515)
Net increase (decrease)	(688,133)	$(7,436,428)	(5,697,235)	$(60,344,212)
MM RetireSMART by JPMorgan 2030 Fund Service Class
Sold	227,569	$ 2,524,961	325,084	$ 3,358,405
Issued as reinvestment of dividends	42,589	455,272	161,990	1,579,399
Redeemed	(195,260)	(2,161,452)	(587,475)	(6,100,347)
Net increase (decrease)	74,898	$818,781	(100,401)	$(1,162,543)
MM RetireSMART by JPMorgan 2030 Fund Administrative Class
Sold	1,392,334	$15,490,694	762,362	$7,833,147
Issued as reinvestment of dividends	151,646	1,615,035	520,865	5,062,806
Redeemed	(1,675,739)	(18,735,085)	(674,543)	(6,967,081)
Net increase (decrease)	(131,759)	$(1,629,356)	608,684	$5,928,872
MM RetireSMART by JPMorgan 2030 Fund Class R4
Sold	531,868	$5,699,762	351,901	$3,552,073
Issued as reinvestment of dividends	62,422	651,058	238,974	2,277,426
Redeemed	(902,572)	(9,714,295)	(537,258)	(5,470,463)
Net increase (decrease)	(308,282)	$(3,363,475)	53,617	$359,036

133

Notes to Financial Statements (Continued)

	Year Ended September 30, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
MM RetireSMART by JPMorgan 2030 Fund Class A
Sold	245,902	$2,724,239	276,475	$2,830,166
Issued as reinvestment of dividends	61,957	656,746	262,678	2,540,100
Redeemed	(410,150)	(4,432,009)	(606,828)	(6,207,978)
Net increase (decrease)	(102,291)	$(1,051,024)	(67,675)	$(837,712)
MM RetireSMART by JPMorgan 2030 Fund Class R3
Sold	983,954	$10,390,847	1,187,680	$11,751,878
Issued as reinvestment of dividends	173,595	1,770,666	761,108	7,093,523
Redeemed	(2,452,559)	(25,673,064)	(1,650,801)	(16,236,156)
Net increase (decrease)	(1,295,010)	$(13,511,551)	297,987	$2,609,245
MM RetireSMART by JPMorgan 2035 Fund Class I
Sold	606,643	$6,632,289	765,827	$8,012,310
Issued as reinvestment of dividends	247,560	2,582,056	540,569	5,178,655
Redeemed	(1,674,310)	(18,569,430)	(1,224,815)	(12,608,220)
Net increase (decrease)	(820,107)	$(9,355,085)	81,581	$582,745
MM RetireSMART by JPMorgan 2035 Fund Class R5
Sold	31,220	$340,848	30,290	$313,606
Issued as reinvestment of dividends	11,766	123,068	19,481	187,215
Redeemed	(17,411)	(195,527)	(110,178)	(1,191,146)
Net increase (decrease)	25,575	$268,389	(60,407)	$(690,325)
MM RetireSMART by JPMorgan 2035 Fund Service Class
Sold	71,622	$795,471	80,003	$838,548
Issued as reinvestment of dividends	32,535	346,170	75,847	741,028
Redeemed	(151,110)	(1,689,306)	(209,825)	(2,191,977)
Net increase (decrease)	(46,953)	$(547,665)	(53,975)	$(612,401)
MM RetireSMART by JPMorgan 2035 Fund Administrative Class
Sold	373,583	$ 4,129,040	345,661	$ 3,604,588
Issued as reinvestment of dividends	127,011	1,342,502	244,490	2,373,994
Redeemed	(802,158)	(9,008,921)	(373,931)	(3,912,652)
Net increase (decrease)	(301,564)	$(3,537,379)	216,220	$2,065,930
MM RetireSMART by JPMorgan 2035 Fund Class R4
Sold	400,515	$4,290,243	420,308	$4,294,912
Issued as reinvestment of dividends	116,583	1,207,801	210,620	2,007,206
Redeemed	(578,835)	(6,160,779)	(403,726)	(4,291,075)
Net increase (decrease)	(61,737)	$(662,735)	227,202	$2,011,043
MM RetireSMART by JPMorgan 2035 Fund Class A
Sold	103,001	$1,130,725	142,988	$1,487,895
Issued as reinvestment of dividends	40,653	428,478	80,616	780,364
Redeemed	(136,785)	(1,449,187)	(169,086)	(1,769,484)
Net increase (decrease)	6,869	$110,016	54,518	$498,775

134

Notes to Financial Statements (Continued)

	Year Ended September 30, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
MM RetireSMART by JPMorgan 2035 Fund Class R3
Sold	804,064	$8,660,962	763,924	$7,780,653
Issued as reinvestment of dividends	243,051	2,508,282	503,357	4,776,856
Redeemed	(1,417,389)	(15,232,392)	(827,706)	(8,379,190)
Net increase (decrease)	(370,274)	$(4,063,148)	439,575	$4,178,319
MM RetireSMART by JPMorgan 2040 Fund Class I
Sold	800,943	$9,138,634	952,450	$10,009,286
Issued as reinvestment of dividends	105,156	1,152,509	605,149	5,809,434
Redeemed	(1,968,689)	(22,579,245)	(1,883,556)	(19,572,830)
Net increase (decrease)	(1,062,590)	$(12,288,102)	(325,957)	$(3,754,110)
MM RetireSMART by JPMorgan 2040 Fund Class R5
Sold	43,627	$522,652	672,493	$6,949,221
Issued as reinvestment of dividends	1,329	14,808	602,202	5,781,138
Redeemed	(25,319)	(303,113)	(5,902,095)	(63,451,651)
Net increase (decrease)	19,637	$234,347	(4,627,400)	$(50,721,292)
MM RetireSMART by JPMorgan 2040 Fund Service Class
Sold	176,976	$2,044,237	216,877	$2,272,375
Issued as reinvestment of dividends	24,570	271,494	150,167	1,452,117
Redeemed	(95,324)	(1,118,265)	(455,386)	(4,798,762)
Net increase (decrease)	106,222	$1,197,466	(88,342)	$(1,074,270)
MM RetireSMART by JPMorgan 2040 Fund Administrative Class
Sold	742,701	$8,497,353	702,987	$7,257,874
Issued as reinvestment of dividends	109,081	1,195,526	554,502	5,323,215
Redeemed	(1,484,727)	(17,409,003)	(672,814)	(7,114,871)
Net increase (decrease)	(632,945)	$(7,716,124)	584,675	$5,466,218
MM RetireSMART by JPMorgan 2040 Fund Class R4
Sold	330,080	$ 3,630,127	262,757	$ 2,664,465
Issued as reinvestment of dividends	35,891	384,393	198,200	1,861,099
Redeemed	(804,815)	(8,998,734)	(262,927)	(2,695,819)
Net increase (decrease)	(438,844)	$(4,984,214)	198,030	$1,829,745
MM RetireSMART by JPMorgan 2040 Fund Class A
Sold	187,218	$2,135,825	296,114	$3,068,982
Issued as reinvestment of dividends	31,053	338,793	180,492	1,725,507
Redeemed	(200,954)	(2,285,967)	(395,853)	(4,145,659)
Net increase (decrease)	17,317	$188,651	80,753	$648,830
MM RetireSMART by JPMorgan 2040 Fund Class R3
Sold	892,090	$9,676,502	895,851	$8,859,195
Issued as reinvestment of dividends	78,957	825,105	586,497	5,372,313
Redeemed	(1,760,658)	(18,526,594)	(996,384)	(9,802,557)
Net increase (decrease)	(789,611)	$(8,024,987)	485,964	$4,428,951

135

Notes to Financial Statements (Continued)

	Year Ended September 30, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
MM RetireSMART by JPMorgan 2045 Fund Class I
Sold	591,078	$6,551,052	519,519	$5,340,138
Issued as reinvestment of dividends	190,375	1,976,088	424,088	3,977,946
Redeemed	(967,267)	(10,702,833)	(806,852)	(8,307,878)
Net increase (decrease)	(185,814)	$(2,175,693)	136,755	$1,010,206
MM RetireSMART by JPMorgan 2045 Fund Class R5
Sold	29,426	$332,755	30,928	$320,153
Issued as reinvestment of dividends	5,512	57,327	9,265	86,994
Redeemed	(10,294)	(116,332)	(73,234)	(801,987)
Net increase (decrease)	24,644	$273,750	(33,041)	$(394,840)
MM RetireSMART by JPMorgan 2045 Fund Service Class
Sold	76,755	$832,469	82,611	$848,937
Issued as reinvestment of dividends	19,278	200,684	51,032	480,213
Redeemed	(26,442)	(292,874)	(176,883)	(1,802,132)
Net increase (decrease)	69,591	$740,279	(43,240)	$(472,982)
MM RetireSMART by JPMorgan 2045 Fund Administrative Class
Sold	424,944	$4,637,933	410,139	$4,206,026
Issued as reinvestment of dividends	137,091	1,417,522	275,689	2,574,934
Redeemed	(1,202,901)	(13,371,485)	(290,981)	(3,001,710)
Net increase (decrease)	(640,866)	$(7,316,030)	394,847	$3,779,250
MM RetireSMART by JPMorgan 2045 Fund Class R4
Sold	448,472	$4,781,572	323,696	$3,243,640
Issued as reinvestment of dividends	102,657	1,036,833	218,133	1,993,731
Redeemed	(452,146)	(4,680,820)	(466,452)	(4,958,026)
Net increase (decrease)	98,983	$1,137,585	75,377	$279,345
MM RetireSMART by JPMorgan 2045 Fund Class A
Sold	95,969	$ 1,037,597	80,383	$ 817,065
Issued as reinvestment of dividends	42,169	434,767	94,907	884,534
Redeemed	(67,568)	(732,511)	(134,507)	(1,352,488)
Net increase (decrease)	70,570	$739,853	40,783	$349,111
MM RetireSMART by JPMorgan 2045 Fund Class R3
Sold	755,081	$7,989,188	717,463	$7,101,515
Issued as reinvestment of dividends	221,496	2,228,251	487,979	4,445,492
Redeemed	(1,045,136)	(11,159,693)	(806,946)	(8,000,951)
Net increase (decrease)	(68,559)	$(942,254)	398,496	$3,546,056
MM RetireSMART by JPMorgan 2050 Fund Class I
Sold	741,953	$6,189,390	877,317	$6,715,190
Issued as reinvestment of dividends	136,495	1,091,962	485,301	3,397,106
Redeemed	(1,929,699)	(16,182,047)	(1,105,234)	(8,478,776)
Net increase (decrease)	(1,051,251)	$(8,900,695)	257,384	$1,633,520

136

Notes to Financial Statements (Continued)

	Year Ended September 30, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
MM RetireSMART by JPMorgan 2050 Fund Class R5
Sold	184,719	$1,636,760	1,172,064	$8,874,259
Issued as reinvestment of dividends	6,012	48,636	752,056	5,256,874
Redeemed	(47,484)	(405,372)	(7,406,846)	(58,670,146)
Net increase (decrease)	143,247	$1,280,024	(5,482,726)	$(44,539,013)
MM RetireSMART by JPMorgan 2050 Fund Service Class
Sold	188,890	$1,601,161	156,114	$1,199,737
Issued as reinvestment of dividends	23,701	191,502	81,143	572,869
Redeemed	(65,996)	(562,841)	(180,319)	(1,390,302)
Net increase (decrease)	146,595	$1,229,822	56,938	$382,304
MM RetireSMART by JPMorgan 2050 Fund Administrative Class
Sold	1,042,924	$8,819,615	1,149,613	$8,716,123
Issued as reinvestment of dividends	194,243	1,555,887	627,987	4,402,189
Redeemed	(1,196,629)	(10,221,035)	(713,825)	(5,440,042)
Net increase (decrease)	40,538	$154,467	1,063,775	$7,678,270
MM RetireSMART by JPMorgan 2050 Fund Class R4
Sold	390,448	$3,194,966	448,629	$3,332,151
Issued as reinvestment of dividends	67,720	532,959	229,807	1,583,369
Redeemed	(855,660)	(7,120,054)	(193,660)	(1,450,218)
Net increase (decrease)	(397,492)	$(3,392,129)	484,776	$3,465,302
MM RetireSMART by JPMorgan 2050 Fund Class A
Sold	261,019	$2,197,209	303,098	$2,308,286
Issued as reinvestment of dividends	41,089	328,304	146,439	1,023,608
Redeemed	(180,154)	(1,523,273)	(323,223)	(2,458,357)
Net increase (decrease)	121,954	$1,002,240	126,314	$873,537
MM RetireSMART by JPMorgan 2050 Fund Class R3
Sold	878,665	$ 7,122,159	1,132,034	$ 8,357,730
Issued as reinvestment of dividends	113,018	880,412	519,073	3,540,081
Redeemed	(1,802,289)	(14,343,853)	(1,073,525)	(7,974,381)
Net increase (decrease)	(810,606)	$(6,341,282)	577,582	$3,923,430
MM RetireSMART by JPMorgan 2055 Fund Class I
Sold	409,941	$3,905,143	452,983	$4,041,302
Issued as reinvestment of dividends	105,310	953,053	226,169	1,843,278
Redeemed	(570,748)	(5,507,138)	(609,043)	(5,383,600)
Net increase (decrease)	(55,497)	$(648,942)	70,109	$500,980
MM RetireSMART by JPMorgan 2055 Fund Class R5
Sold	27,445	$256,393	13,427	$119,902
Issued as reinvestment of dividends	3,197	28,996	4,309	35,163
Redeemed	(28,212)	(270,468)	(68,704)	(645,793)
Net increase (decrease)	2,430	$14,921	(50,968)	$(490,728)

137

Notes to Financial Statements (Continued)

	Year Ended September 30, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
MM RetireSMART by JPMorgan 2055 Fund Service Class
Sold	131,124	$1,275,531	131,297	$1,181,733
Issued as reinvestment of dividends	17,546	159,845	37,826	310,173
Redeemed	(79,995)	(765,507)	(142,995)	(1,276,597)
Net increase (decrease)	68,675	$669,869	26,128	$215,309
MM RetireSMART by JPMorgan 2055 Fund Administrative Class
Sold	296,483	$2,827,783	301,257	$2,674,757
Issued as reinvestment of dividends	79,568	717,707	156,622	1,271,770
Redeemed	(756,877)	(7,406,971)	(248,163)	(2,189,537)
Net increase (decrease)	(380,826)	$(3,861,481)	209,716	$1,756,990
MM RetireSMART by JPMorgan 2055 Fund Class R4
Sold	247,701	$2,335,034	258,402	$2,284,239
Issued as reinvestment of dividends	50,960	456,602	106,973	863,273
Redeemed	(428,235)	(3,938,895)	(97,574)	(869,087)
Net increase (decrease)	(129,574)	$(1,147,259)	267,801	$2,278,425
MM RetireSMART by JPMorgan 2055 Fund Class A
Sold	66,032	$641,855	56,908	$516,889
Issued as reinvestment of dividends	11,355	104,689	19,623	162,677
Redeemed	(23,190)	(225,884)	(45,610)	(411,603)
Net increase (decrease)	54,197	$520,660	30,921	$267,963
MM RetireSMART by JPMorgan 2055 Fund Class R3
Sold	707,006	$6,618,279	679,227	$5,924,022
Issued as reinvestment of dividends	167,493	1,490,690	346,731	2,780,779
Redeemed	(893,048)	(8,462,837)	(636,068)	(5,522,253)
Net increase (decrease)	(18,549)	$(353,868)	389,890	$3,182,548
MM RetireSMART by JPMorgan 2060 Fund Class I
Sold	376,640	$ 3,553,283	303,382	$ 2,688,948
Issued as reinvestment of dividends	43,091	385,235	64,870	524,148
Redeemed	(304,773)	(2,888,648)	(192,020)	(1,684,865)
Net increase (decrease)	114,958	$1,049,870	176,232	$1,528,231
MM RetireSMART by JPMorgan 2060 Fund Class R5
Sold	4,584	$43,356	6,396	$56,308
Issued as reinvestment of dividends	483	4,325	277	2,240
Redeemed	(2)	(17)	(4,600)	(43,274)
Net increase (decrease)	5,065	$47,664	2,073	$15,274
MM RetireSMART by JPMorgan 2060 Fund Service Class
Sold	102,954	$964,489	70,778	$621,441
Issued as reinvestment of dividends	13,088	116,483	20,429	164,453
Redeemed	(9,259)	(86,197)	(35,731)	(324,828)
Net increase (decrease)	106,783	$994,775	55,476	$461,066

138

Notes to Financial Statements (Continued)

	Year Ended September 30, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
MM RetireSMART by JPMorgan 2060 Fund Administrative Class
Sold	146,181	$1,354,599	146,691	$1,286,543
Issued as reinvestment of dividends	25,124	222,601	33,799	271,070
Redeemed	(342,766)	(3,300,790)	(39,481)	(340,621)
Net increase (decrease)	(171,461)	$(1,723,590)	141,009	$1,216,992
MM RetireSMART by JPMorgan 2060 Fund Class R4
Sold	91,503	$856,088	63,311	$554,443
Issued as reinvestment of dividends	11,785	104,529	15,218	122,204
Redeemed	(21,241)	(195,853)	(14,095)	(126,482)
Net increase (decrease)	82,047	$764,764	64,434	$550,165
MM RetireSMART by JPMorgan 2060 Fund Class A
Sold	21,986	$206,485	13,085	$115,930
Issued as reinvestment of dividends	2,209	19,681	3,214	25,902
Redeemed	(7,571)	(72,096)	(5,708)	(49,366)
Net increase (decrease)	16,624	$154,070	10,591	$92,466
MM RetireSMART by JPMorgan 2060 Fund Class R3
Sold	82,957	$770,792	84,378	$730,763
Issued as reinvestment of dividends	12,456	110,109	21,364	170,911
Redeemed	(54,264)	(502,629)	(53,561)	(468,050)
Net increase (decrease)	41,149	$378,272	52,181	$433,624
MM RetireSMART by JPMorgan 2065 Fund Class I(a)
Sold	—	$—	40,000	$400,000
Issued as reinvestment of dividends	—	—	—	—
Redeemed	—	—	—	—
Net increase (decrease)	—	$—	40,000	$400,000
MM RetireSMART by JPMorgan 2065 Fund Class R5(a)
Sold	—	$ —	10,000	$ 100,000
Issued as reinvestment of dividends	—	—	—	—
Redeemed	—	—	—	—
Net increase (decrease)	—	$—	10,000	$100,000
MM RetireSMART by JPMorgan 2065 Fund Service Class(a)
Sold	10,481	$115,957	10,000	$100,000
Issued as reinvestment of dividends	—	—	—	—
Redeemed	(512)	(5,810)	—	—
Net increase (decrease)	9,969	$110,147	10,000	$100,000
MM RetireSMART by JPMorgan 2065 Fund Administrative Class(a)
Sold	—	$—	10,000	$100,000
Issued as reinvestment of dividends	—	—	—	—
Redeemed	—	—	—	—
Net increase (decrease)	—	$—	10,000	$100,000

139

Notes to Financial Statements (Continued)

	Year Ended September 30, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
MM RetireSMART by JPMorgan 2065 Fund Class R4(a)
Sold	—	$—	10,000	$100,000
Issued as reinvestment of dividends	—	—	—	—
Net increase (decrease)	—	$—	10,000	$100,000
MM RetireSMART by JPMorgan 2065 Fund Class A(a)
Sold	—	$—	10,000	$100,000
Issued as reinvestment of dividends	—	—	—	—
Redeemed	—	—	—	—
Net increase (decrease)	—	$—	10,000	$100,000
MM RetireSMART by JPMorgan 2065 Fund Class R3(a)
Sold	—	$—	10,000	$100,000
Issued as reinvestment of dividends	—	—	—	—
Redeemed	—	—	—	—
Net increase (decrease)	—	$—	10,000	$100,000
MM Select T. Rowe Price Retirement Balanced Fund Class I
Sold	2,463,693	$34,000,917	505,787	$6,812,521
Issued as reinvestment of dividends	102,005	1,372,982	161,911	2,083,792
Redeemed	(1,016,894)	(14,337,198)	(269,915)	(3,646,224)
Net increase (decrease)	1,548,804	$21,036,701	397,783	$5,250,089
MM Select T. Rowe Price Retirement Balanced Fund Class M5
Sold	1,215,574	$ 16,901,565	1,161,414	$ 15,748,957
Issued as reinvestment of dividends	563,984	7,608,149	999,007	12,897,182
Redeemed	(1,834,203)	(25,591,737)	(801,885)	(10,851,810)
Net increase (decrease)	(54,645)	$(1,082,023)	1,358,536	$17,794,329
MM Select T. Rowe Price Retirement Balanced Fund Class M4
Sold	522,547	$7,399,936	181,603	$2,461,384
Issued as reinvestment of dividends	30,005	406,563	54,256	703,701
Redeemed	(357,372)	(5,036,139)	(156,272)	(2,122,669)
Net increase (decrease)	195,180	$2,770,360	79,587	$1,042,416
MM Select T. Rowe Price Retirement Balanced Fund Class M3
Sold	81,958	$1,143,276	63,919	$884,678
Issued as reinvestment of dividends	11,294	153,151	23,439	303,774
Redeemed	(128,661)	(1,812,969)	(159,835)	(2,190,304)
Net increase (decrease)	(35,409)	$(516,542)	(72,477)	$(1,001,852)
MM Select T. Rowe Price Retirement 2005 Fund Class I
Sold	360,275	$4,789,317	231,209	$2,876,881
Issued as reinvestment of dividends	16,578	212,856	117,994	1,407,669
Redeemed	(451,289)	(5,979,911)	(891,234)	(10,988,521)
Net increase (decrease)	(74,436)	$(977,738)	(542,031)	$(6,703,971)

140

Notes to Financial Statements (Continued)

	Year Ended September 30, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
MM Select T. Rowe Price Retirement 2005 Fund Class M5
Sold	42,466	$559,788	58,199	$729,095
Issued as reinvestment of dividends	13,774	176,310	43,972	523,707
Redeemed	(134,171)	(1,781,063)	(68,133)	(853,049)
Net increase (decrease)	(77,931)	$(1,044,965)	34,038	$399,753
MM Select T. Rowe Price Retirement 2005 Fund Class M4
Sold	78,621	$1,034,015	42,900	$533,697
Issued as reinvestment of dividends	3,321	42,708	12,737	152,332
Redeemed	(59,719)	(810,520)	(90,266)	(1,133,598)
Net increase (decrease)	22,223	$266,203	(34,629)	$(447,569)
MM Select T. Rowe Price Retirement 2005 Fund Class M3
Sold	10,982	$145,293	39,442	$489,700
Issued as reinvestment of dividends	2,741	34,998	9,480	112,625
Redeemed	(108,191)	(1,464,045)	(44,949)	(561,866)
Net increase (decrease)	(94,468)	$(1,283,754)	3,973	$40,459
MM Select T. Rowe Price Retirement 2010 Fund Class I
Sold	647,046	$ 8,872,343	562,530	$ 7,332,742
Issued as reinvestment of dividends	161,836	2,147,567	600,941	7,409,599
Redeemed	(1,383,580)	(19,244,134)	(1,073,463)	(14,038,378)
Net increase (decrease)	(574,698)	$(8,224,224)	90,008	$703,963
MM Select T. Rowe Price Retirement 2010 Fund Class M5
Sold	74,437	$1,022,739	112,410	$1,492,397
Issued as reinvestment of dividends	47,842	635,347	196,115	2,418,095
Redeemed	(650,748)	(9,039,652)	(348,703)	(4,564,625)
Net increase (decrease)	(528,469)	$(7,381,566)	(40,178)	$(654,133)
MM Select T. Rowe Price Retirement 2010 Fund Class M4
Sold	222,734	$3,069,240	51,223	$669,860
Issued as reinvestment of dividends	18,218	243,210	87,072	1,078,821
Redeemed	(580,170)	(8,059,221)	(224,498)	(2,981,356)
Net increase (decrease)	(339,218)	$(4,746,771)	(86,203)	$(1,232,675)
MM Select T. Rowe Price Retirement 2010 Fund Class M3
Sold	48,744	$680,868	53,468	$687,924
Issued as reinvestment of dividends	9,875	131,936	71,338	883,160
Redeemed	(126,548)	(1,781,378)	(365,957)	(4,774,196)
Net increase (decrease)	(67,929)	$(968,574)	(241,151)	$(3,203,112)
MM Select T. Rowe Price Retirement 2015 Fund Class I
Sold	921,882	$12,902,674	469,462	$6,259,803
Issued as reinvestment of dividends	200,613	2,716,297	615,550	7,786,710
Redeemed	(2,184,903)	(31,011,435)	(1,188,673)	(15,837,271)
Net increase (decrease)	(1,062,408)	$(15,392,464)	(103,661)	$(1,790,758)

141

Notes to Financial Statements (Continued)

	Year Ended September 30, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
MM Select T. Rowe Price Retirement 2015 Fund Class M5
Sold	133,711	$1,867,642	141,115	$1,894,833
Issued as reinvestment of dividends	117,143	1,584,945	371,824	4,703,572
Redeemed	(478,462)	(6,740,851)	(683,003)	(9,029,641)
Net increase (decrease)	(227,608)	$(3,288,264)	(170,064)	$(2,431,236)
MM Select T. Rowe Price Retirement 2015 Fund Class M4
Sold	79,597	$1,121,882	139,200	$1,889,196
Issued as reinvestment of dividends	16,685	227,423	41,387	527,680
Redeemed	(164,088)	(2,375,785)	(154,578)	(2,120,959)
Net increase (decrease)	(67,806)	$(1,026,480)	26,009	$295,917
MM Select T. Rowe Price Retirement 2015 Fund Class M3
Sold	22,634	$ 321,289	34,671	$ 475,730
Issued as reinvestment of dividends	4,296	59,323	13,728	177,093
Redeemed	(53,787)	(766,434)	(260,410)	(3,555,866)
Net increase (decrease)	(26,857)	$(385,822)	(212,011)	$(2,903,043)
MM Select T. Rowe Price Retirement 2020 Fund Class I
Sold	3,757,110	$51,211,414	2,418,675	$31,827,016
Issued as reinvestment of dividends	1,002,517	13,243,245	3,002,047	37,135,320
Redeemed	(12,102,104)	(168,030,535)	(4,668,583)	(61,338,275)
Net increase (decrease)	(7,342,477)	$(103,575,876)	752,139	$7,624,061
MM Select T. Rowe Price Retirement 2020 Fund Class M5
Sold	795,020	$10,855,620	916,841	$12,079,578
Issued as reinvestment of dividends	493,011	6,517,608	1,473,762	18,245,174
Redeemed	(5,169,529)	(72,134,497)	(2,621,205)	(34,522,709)
Net increase (decrease)	(3,881,498)	$(54,761,269)	(230,602)	$(4,197,957)
MM Select T. Rowe Price Retirement 2020 Fund Class M4
Sold	489,257	$6,720,395	478,866	$6,338,125
Issued as reinvestment of dividends	223,515	2,963,813	710,739	8,827,372
Redeemed	(2,031,146)	(28,379,487)	(1,581,879)	(20,937,059)
Net increase (decrease)	(1,318,374)	$(18,695,279)	(392,274)	$(5,771,562)
MM Select T. Rowe Price Retirement 2020 Fund Class M3
Sold	224,320	$3,111,927	313,260	$4,150,312
Issued as reinvestment of dividends	83,831	1,115,795	346,542	4,310,980
Redeemed	(1,104,716)	(15,045,012)	(977,173)	(12,950,485)
Net increase (decrease)	(796,565)	$(10,817,290)	(317,371)	$(4,489,193)
MM Select T. Rowe Price Retirement 2025 Fund Class I
Sold	5,004,102	$71,009,529	4,713,072	$65,038,893
Issued as reinvestment of dividends	1,807,579	24,745,753	3,831,413	49,501,853
Redeemed	(15,588,339)	(225,778,696)	(6,653,875)	(92,041,007)
Net increase (decrease)	(8,776,658)	$(130,023,414)	1,890,610	$22,499,739

142

Notes to Financial Statements (Continued)

	Year Ended September 30, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
MM Select T. Rowe Price Retirement 2025 Fund Class M5
Sold	532,699	$7,658,436	604,709	$8,410,969
Issued as reinvestment of dividends	340,669	4,670,576	887,289	11,472,649
Redeemed	(2,334,037)	(33,189,507)	(2,207,424)	(30,060,331)
Net increase (decrease)	(1,460,669)	$(20,860,495)	(715,426)	$(10,176,713)
MM Select T. Rowe Price Retirement 2025 Fund Class M4
Sold	560,491	$8,026,782	546,721	$ 7,604,857
Issued as reinvestment of dividends	213,961	2,939,825	533,647	6,910,733
Redeemed	(1,701,536)	(24,487,990)	(1,162,169)	(16,055,689)
Net increase (decrease)	(927,084)	$(13,521,383)	(81,801)	$(1,540,099)
MM Select T. Rowe Price Retirement 2025 Fund Class M3
Sold	439,509	$6,327,105	574,782	$8,138,927
Issued as reinvestment of dividends	110,633	1,520,103	273,317	3,539,461
Redeemed	(713,421)	(10,259,545)	(1,467,832)	(20,559,897)
Net increase (decrease)	(163,279)	$(2,412,337)	(619,733)	$(8,881,509)
MM Select T. Rowe Price Retirement 2030 Fund Class I
Sold	10,779,097	$ 158,786,600	7,301,738	$ 104,755,783
Issued as reinvestment of dividends	4,195,757	59,160,176	6,714,931	89,308,577
Redeemed	(29,686,773)	(447,174,431)	(7,220,272)	(103,716,599)
Net increase (decrease)	(14,711,919)	$(229,227,655)	6,796,397	$90,347,761
MM Select T. Rowe Price Retirement 2030 Fund Class M5
Sold	2,271,008	$33,680,390	2,426,007	$34,811,920
Issued as reinvestment of dividends	2,070,937	29,220,918	3,279,409	43,648,928
Redeemed	(11,645,100)	(176,952,086)	(3,929,224)	(56,674,536)
Net increase (decrease)	(7,303,155)	$(114,050,778)	1,776,192	$21,786,312
MM Select T. Rowe Price Retirement 2030 Fund Class M4
Sold	1,751,608	$26,029,947	1,910,498	$27,340,902
Issued as reinvestment of dividends	885,352	12,518,883	1,468,049	19,583,770
Redeemed	(4,416,965)	(67,172,440)	(2,489,734)	(35,767,817)
Net increase (decrease)	(1,780,005)	$(28,623,610)	888,813	$11,156,855
MM Select T. Rowe Price Retirement 2030 Fund Class M3
Sold	1,032,012	$15,403,217	1,014,744	$14,530,375
Issued as reinvestment of dividends	391,817	5,548,128	683,457	9,130,988
Redeemed	(1,519,133)	(22,800,193)	(2,259,475)	(32,776,645)
Net increase (decrease)	(95,304)	$(1,848,848)	(561,274)	$(9,115,282)
MM Select T. Rowe Price Retirement 2035 Fund Class I
Sold	7,771,242	$ 121,669,456	6,031,864	$90,927,046
Issued as reinvestment of dividends	2,981,541	44,424,961	3,884,999	53,962,632
Redeemed	(18,725,842)	(301,192,127)	(4,493,516)	(67,997,497)
Net increase (decrease)	(7,973,059)	$(135,097,710)	5,423,347	$76,892,181

143

Notes to Financial Statements (Continued)

	Year Ended September 30, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
MM Select T. Rowe Price Retirement 2035 Fund Class M5
Sold	839,578	$13,340,167	1,098,802	$16,520,203
Issued as reinvestment of dividends	627,863	9,355,164	913,663	12,699,918
Redeemed	(2,135,621)	(33,829,686)	(1,893,076)	(28,017,341)
Net increase (decrease)	(668,180)	$(11,134,355)	119,389	$1,202,780
MM Select T. Rowe Price Retirement 2035 Fund Class M4
Sold	1,111,464	$17,579,124	930,948	$13,973,217
Issued as reinvestment of dividends	438,111	6,532,231	596,581	8,298,444
Redeemed	(2,486,955)	(40,555,693)	(1,259,541)	(19,040,980)
Net increase (decrease)	(937,380)	$(16,444,338)	267,988	$3,230,681
MM Select T. Rowe Price Retirement 2035 Fund Class M3
Sold	636,770	$10,049,927	950,655	$14,539,519
Issued as reinvestment of dividends	204,384	3,051,449	289,836	4,034,514
Redeemed	(743,706)	(11,770,403)	(1,288,940)	(19,718,857)
Net increase (decrease)	97,448	$1,330,973	(48,449)	$(1,144,824)
MM Select T. Rowe Price Retirement 2040 Fund Class I
Sold	9,833,398	$ 157,122,949	7,428,675	$112,988,570
Issued as reinvestment of dividends	3,801,735	57,634,296	5,973,387	82,791,145
Redeemed	(27,747,565)	(456,944,012)	(4,591,508)	(70,193,591)
Net increase (decrease)	(14,112,432)	$(242,186,767)	8,810,554	$125,586,124
MM Select T. Rowe Price Retirement 2040 Fund Class M5
Sold	2,289,671	$36,818,074	2,365,571	$35,917,231
Issued as reinvestment of dividends	1,841,482	27,953,692	3,071,037	42,625,996
Redeemed	(10,007,224)	(168,052,365)	(3,499,675)	(53,136,094)
Net increase (decrease)	(5,876,071)	$(103,280,599)	1,936,933	$25,407,133
MM Select T. Rowe Price Retirement 2040 Fund Class M4
Sold	1,405,069	$22,577,725	1,400,788	$21,114,770
Issued as reinvestment of dividends	747,700	11,357,560	1,274,779	17,706,685
Redeemed	(3,895,151)	(64,646,255)	(1,706,466)	(25,954,581)
Net increase (decrease)	(1,742,382)	$(30,710,970)	969,101	$12,866,874
MM Select T. Rowe Price Retirement 2040 Fund Class M3
Sold	764,689	$12,433,154	914,702	$13,859,663
Issued as reinvestment of dividends	320,087	4,868,521	646,704	8,989,189
Redeemed	(1,490,932)	(24,032,877)	(1,704,228)	(26,130,625)
Net increase (decrease)	(406,156)	$(6,731,202)	(142,822)	$(3,281,773)
MM Select T. Rowe Price Retirement 2045 Fund Class I
Sold	6,825,382	$113,235,745	5,649,061	$ 88,907,867
Issued as reinvestment of dividends	2,524,601	39,636,229	3,170,054	45,395,168
Redeemed	(15,897,431)	(272,565,789)	(3,082,078)	(48,580,984)
Net increase (decrease)	(6,547,448)	$(119,693,815)	5,737,037	$85,722,051

144

Notes to Financial Statements (Continued)

	Year Ended September 30, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
MM Select T. Rowe Price Retirement 2045 Fund Class M5
Sold	708,494	$11,937,271	858,880	$13,520,915
Issued as reinvestment of dividends	383,908	6,038,865	601,791	8,635,706
Redeemed	(1,222,209)	(20,642,557)	(1,652,662)	(25,565,157)
Net increase (decrease)	(129,807)	$(2,666,421)	(191,991)	$(3,408,536)
MM Select T. Rowe Price Retirement 2045 Fund Class M4
Sold	838,065	$14,036,529	751,555	$11,756,180
Issued as reinvestment of dividends	303,715	4,780,474	424,551	6,096,550
Redeemed	(1,490,590)	(25,468,875)	(924,196)	(14,621,896)
Net increase (decrease)	(348,810)	$(6,651,872)	251,910	$3,230,834
MM Select T. Rowe Price Retirement 2045 Fund Class M3
Sold	590,869	$9,947,941	900,574	$14,569,861
Issued as reinvestment of dividends	156,912	2,471,367	218,434	3,138,892
Redeemed	(608,464)	(10,251,255)	(1,122,543)	(17,914,672)
Net increase (decrease)	139,317	$2,168,053	(3,535)	$(205,919)
MM Select T. Rowe Price Retirement 2050 Fund Class I
Sold	8,609,410	$143,221,079	6,288,586	$98,471,889
Issued as reinvestment of dividends	2,599,486	40,993,891	3,768,581	53,739,968
Redeemed	(18,276,764)	(315,044,917)	(3,263,511)	(51,135,108)
Net increase (decrease)	(7,067,868)	$(130,829,947)	6,793,656	$101,076,749
MM Select T. Rowe Price Retirement 2050 Fund Class M5
Sold	2,286,174	$38,381,888	2,454,842	$38,449,460
Issued as reinvestment of dividends	1,397,950	22,059,647	2,116,766	30,227,423
Redeemed	(6,274,196)	(110,019,562)	(2,979,842)	(46,943,088)
Net increase (decrease)	(2,590,072)	$(49,578,027)	1,591,766	$21,733,795
MM Select T. Rowe Price Retirement 2050 Fund Class M4
Sold	1,423,293	$23,929,330	1,217,155	$19,084,236
Issued as reinvestment of dividends	457,492	7,237,528	673,640	9,646,526
Redeemed	(2,574,660)	(44,763,022)	(1,119,692)	(17,579,798)
Net increase (decrease)	(693,875)	$(13,596,164)	771,103	$11,150,964
MM Select T. Rowe Price Retirement 2050 Fund Class M3
Sold	747,811	$ 12,663,890	762,601	$ 11,919,661
Issued as reinvestment of dividends	233,557	3,687,869	410,292	5,858,975
Redeemed	(1,052,153)	(17,733,619)	(956,596)	(15,167,351)
Net increase (decrease)	(70,785)	$(1,381,860)	216,297	$2,611,285
MM Select T. Rowe Price Retirement 2055 Fund Class I
Sold	6,036,808	$102,539,327	4,860,253	$77,484,277
Issued as reinvestment of dividends	1,663,072	26,725,562	1,838,091	26,744,224
Redeemed	(12,897,312)	(227,049,553)	(1,989,922)	(31,791,259)
Net increase (decrease)	(5,197,432)	$(97,784,664)	4,708,422	$72,437,242

145

Notes to Financial Statements (Continued)

	Year Ended September 30, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
MM Select T. Rowe Price Retirement 2055 Fund Class M5
Sold	512,291	$8,836,075	608,477	$9,685,112
Issued as reinvestment of dividends	177,111	2,856,806	264,091	3,855,725
Redeemed	(711,219)	(12,105,594)	(1,046,657)	(16,442,471)
Net increase (decrease)	(21,817)	$(412,713)	(174,089)	$(2,901,634)
MM Select T. Rowe Price Retirement 2055 Fund Class M4
Sold	598,064	$10,299,411	558,603	$8,914,832
Issued as reinvestment of dividends	177,767	2,862,055	208,832	3,046,858
Redeemed	(948,018)	(16,700,245)	(543,295)	(8,606,827)
Net increase (decrease)	(172,187)	$(3,538,779)	224,140	$3,354,863
MM Select T. Rowe Price Retirement 2055 Fund Class M3
Sold	498,413	$8,582,209	466,033	$7,381,133
Issued as reinvestment of dividends	97,466	1,566,278	138,084	2,007,743
Redeemed	(550,928)	(9,508,737)	(597,233)	(9,567,622)
Net increase (decrease)	44,951	$639,750	6,884	$(178,746)
MM Select T. Rowe Price Retirement 2060 Fund Class I
Sold	5,393,125	$95,349,851	4,231,434	$68,599,409
Issued as reinvestment of dividends	614,423	10,236,293	511,706	7,603,946
Redeemed	(5,105,616)	(92,736,123)	(1,151,844)	(18,767,696)
Net increase (decrease)	901,932	$12,850,021	3,591,296	$57,435,659
MM Select T. Rowe Price Retirement 2060 Fund Class M5
Sold	1,484,343	$26,331,071	1,394,253	$22,578,788
Issued as reinvestment of dividends	239,529	3,980,975	229,367	3,403,805
Redeemed	(1,486,097)	(27,290,008)	(943,832)	(15,211,288)
Net increase (decrease)	237,775	$3,022,038	679,788	$10,771,305
MM Select T. Rowe Price Retirement 2060 Fund Class M4
Sold	759,412	$ 13,511,743	713,086	$ 11,477,905
Issued as reinvestment of dividends	98,126	1,628,892	105,816	1,568,194
Redeemed	(755,126)	(13,734,660)	(533,488)	(8,480,351)
Net increase (decrease)	102,412	$1,405,975	285,414	$4,565,748
MM Select T. Rowe Price Retirement 2060 Fund Class M3
Sold	267,247	$4,717,124	296,403	$4,774,632
Issued as reinvestment of dividends	40,260	667,506	42,664	631,426
Redeemed	(265,525)	(4,746,231)	(139,418)	(2,261,007)
Net increase (decrease)	41,982	$638,399	199,649	$3,145,051

146

Notes to Financial Statements (Continued)

	Year Ended September 30, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
MM Select T. Rowe Price Retirement 2065 Fund Class I(a)
Sold	245,894	$ 2,789,856	88,645	$ 894,602
Issued as reinvestment of dividends	400	4,309	—	—
Redeemed	(170,376)	(2,083,135)	(77)	(804)
Net increase (decrease)	75,918	$711,030	88,568	$893,798
MM Select T. Rowe Price Retirement 2065 Fund Class M5(a)
Sold	47,178	$523,501	10,411	$104,176
Issued as reinvestment of dividends	6	62	—	—
Redeemed	(10,111)	(119,076)	—	—
Net increase (decrease)	37,073	$404,487	10,411	$104,176
MM Select T. Rowe Price Retirement 2065 Fund Class M4(a)
Sold	104,492	$1,155,132	11,254	$113,167
Issued as reinvestment of dividends	1,239	13,273	—	—
Redeemed	(6,203)	(72,472)	—	—
Net increase (decrease)	99,528	$1,095,933	11,254	$113,167
MM Select T. Rowe Price Retirement 2065 Fund Class M3(a)
Sold	47	$573	10,000	$100,000
Issued as reinvestment of dividends	—	—	—	—
Redeemed	—	—	—	—
Net increase (decrease)	47	$573	10,000	$100,000

(a)	Commenced operations on February 1, 2023.
Unless waived, purchases of Class A shares are subject to a front-end sales charge of up to 5.50% of the amount purchased. A portion of the front-end sales charge may be retained by the Distributor. The Distributor retained the following amounts during the year ended September 30, 2024:

Front-End Sales Charges Retained by Distributor
MM Select T. Rowe Price Retirement 2040 Fund	$ 6
MM Select T. Rowe Price Retirement 2050 Fund	113

Unless waived, redemptions of Class A shares made within 18 months of purchase from initial investments of $1 million or more are subject to a contingent deferred sales charge of 1.00% of the amount redeemed. The Distributor receives all contingent deferred sales charges. For the year ended September 30, 2024, no amounts have been retained by the Distributor.
With respect to Class A shares, the Distributor may pay an up-front concession to financial intermediaries through which sales are made as described in the Funds’ Prospectus.

147

Notes to Financial Statements (Continued)
6.	Federal Income Tax Information
At September 30, 2024, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a U.S. federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
20/80 Allocation Fund	$203,461,560	$3,900,230	$(18,221,997)	$(14,321,767)
40/60 Allocation Fund	196,802,111	7,519,709	(18,716,464)	(11,196,755)
60/40 Allocation Fund	170,627,824	11,187,976	(17,136,223)	(5,948,247)
80/20 Allocation Fund	129,359,625	130,433	(986,903)	(856,470)
MM RetireSMART by JPMorgan In Retirement Fund	72,377,202	4,003,072	(7,618,092)	(3,615,020)
MM RetireSMART by JPMorgan 2020 Fund	111,607,968	6,805,274	(12,313,521)	(5,508,247)
MM RetireSMART by JPMorgan 2025 Fund	131,624,132	8,106,938	(13,729,296)	(5,622,358)
MM RetireSMART by JPMorgan 2030 Fund	268,720,132	21,779,501	(29,060,391)	(7,280,890)
MM RetireSMART by JPMorgan 2035 Fund	160,682,833	13,827,880	(16,912,090)	(3,084,210)
MM RetireSMART by JPMorgan 2040 Fund	199,273,985	4,458,101	(644,221)	3,813,880
MM RetireSMART by JPMorgan 2045 Fund	125,697,334	1,556,398	(559,009)	997,389
MM RetireSMART by JPMorgan 2050 Fund	154,031,551	4,659,269	(547,862)	4,111,407
MM RetireSMART by JPMorgan 2055 Fund	69,153,917	1,168,108	(285,029)	883,079
MM RetireSMART by JPMorgan 2060 Fund	28,312,404	311,058	(97,618)	213,440
MM RetireSMART by JPMorgan 2065 Fund	1,240,494	140,833	(4,748)	136,085
MM Select T. Rowe Price Retirement Balanced Fund	217,202,225	11,340,096	(4,705,560)	6,634,536
MM Select T. Rowe Price Retirement 2005 Fund	16,747,834	308,732	(40,693)	268,039
MM Select T. Rowe Price Retirement 2010 Fund	86,807,253	4,115,506	(1,850,432)	2,265,074
MM Select T. Rowe Price Retirement 2015 Fund	96,279,425	5,117,690	(1,804,932)	3,312,758
MM Select T. Rowe Price Retirement 2020 Fund	345,932,905	22,726,716	(5,888,763)	16,837,953
MM Select T. Rowe Price Retirement 2025 Fund	393,038,664	26,188,972	(4,504,917)	21,684,055
MM Select T. Rowe Price Retirement 2030 Fund	990,591,184	94,912,952	(9,530,807)	85,382,145
MM Select T. Rowe Price Retirement 2035 Fund	595,421,963	62,242,332	(1,171,116)	61,071,216
MM Select T. Rowe Price Retirement 2040 Fund	925,142,254	110,722,865	(474,466)	110,248,399
MM Select T. Rowe Price Retirement 2045 Fund	497,205,411	66,901,599	(233,110)	66,668,489
MM Select T. Rowe Price Retirement 2050 Fund	741,243,375	101,010,982	(255,329)	100,755,653
MM Select T. Rowe Price Retirement 2055 Fund	313,240,776	46,921,871	(32,498)	46,889,373
MM Select T. Rowe Price Retirement 2060 Fund	248,564,857	41,073,608	(25,575)	41,048,033
MM Select T. Rowe Price Retirement 2065 Fund	3,791,968	435,393	(36)	435,357

Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years. Capital losses may be carried forward indefinitely, and retain the character of the original loss.

148

Notes to Financial Statements (Continued)
At September 30, 2024, the following Fund(s) had accumulated capital loss carryforwards:

	Short Term Capital Loss Carryforward	Long Term Capital Loss Carryforward
20/80 Allocation Fund	$(18,692)	$—
MM RetireSMART by JPMorgan In Retirement Fund	(109,885)	(1,456,814)
MM RetireSMART by JPMorgan 2020 Fund	(215,425)	(6,613,124)
MM RetireSMART by JPMorgan 2025 Fund	(362,355)	(1,342,064)
MM RetireSMART by JPMorgan 2030 Fund	(262,463)	(1,558,921)
MM Select T. Rowe Price Retirement Balanced Fund	—	(9,060,061)
MM Select T. Rowe Price Retirement 2005 Fund	—	(1,999,351)
MM Select T. Rowe Price Retirement 2010 Fund	—	(5,747,770)
MM Select T. Rowe Price Retirement 2015 Fund	—	(5,769,068)
MM Select T. Rowe Price Retirement 2020 Fund	—	(25,324,007)
MM Select T. Rowe Price Retirement 2025 Fund	—	(24,939,861)

The following Fund(s) elected to defer to the fiscal year beginning October 1, 2024, late year ordinary losses:

Amount
MM Select T. Rowe Price Retirement 2040 Fund	$2,355,107
MM Select T. Rowe Price Retirement 2045 Fund	1,920,581
MM Select T. Rowe Price Retirement 2050 Fund	3,537,397
MM Select T. Rowe Price Retirement 2055 Fund	1,536,779
MM Select T. Rowe Price Retirement 2060 Fund	1,112,758
MM Select T. Rowe Price Retirement 2065 Fund	17,759

Generally accepted accounting principles in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.
The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended September 30, 2024, was as follows:

	Ordinary Income	Long Term Capital Gain
20/80 Allocation Fund	$5,580,950	$—
40/60 Allocation Fund	4,248,812	2,996,175
60/40 Allocation Fund	3,194,934	3,604,825
80/20 Allocation Fund	1,481,128	3,386,001
MM RetireSMART by JPMorgan In Retirement Fund	2,140,724	—
MM RetireSMART by JPMorgan 2020 Fund	3,948,278	—
MM RetireSMART by JPMorgan 2025 Fund	4,124,051	—
MM RetireSMART by JPMorgan 2030 Fund	7,167,549	—
MM RetireSMART by JPMorgan 2035 Fund	3,619,402	4,923,455
MM RetireSMART by JPMorgan 2040 Fund	4,182,628	—
MM RetireSMART by JPMorgan 2045 Fund	2,228,444	5,127,988
MM RetireSMART by JPMorgan 2050 Fund	3,362,429	1,267,233
MM RetireSMART by JPMorgan 2055 Fund	1,195,098	2,770,893
MM RetireSMART by JPMorgan 2060 Fund	446,719	1,171,122

149

Notes to Financial Statements (Continued)

	Ordinary Income	Long Term Capital Gain
MM RetireSMART by JPMorgan 2065 Fund	$17,633	$—
MM Select T. Rowe Price Retirement Balanced Fund	4,952,115	4,588,730
MM Select T. Rowe Price Retirement 2005 Fund	468,881	—
MM Select T. Rowe Price Retirement 2010 Fund	2,379,596	778,464
MM Select T. Rowe Price Retirement 2015 Fund	2,687,293	1,900,695
MM Select T. Rowe Price Retirement 2020 Fund	10,313,071	13,527,390
MM Select T. Rowe Price Retirement 2025 Fund	11,231,421	22,644,836
MM Select T. Rowe Price Retirement 2030 Fund	26,916,887	79,531,218
MM Select T. Rowe Price Retirement 2035 Fund	13,700,789	49,663,016
MM Select T. Rowe Price Retirement 2040 Fund	21,272,009	80,542,060
MM Select T. Rowe Price Retirement 2045 Fund	9,848,129	43,078,806
MM Select T. Rowe Price Retirement 2050 Fund	14,317,500	59,661,435
MM Select T. Rowe Price Retirement 2055 Fund	6,577,047	27,433,654
MM Select T. Rowe Price Retirement 2060 Fund	3,850,725	12,662,941
MM Select T. Rowe Price Retirement 2065 Fund	36,273	—

The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended September 30, 2023, was as follows:

	Ordinary Income	Long Term Capital Gain
20/80 Allocation Fund	$ 4,344,346	$3,335,282
40/60 Allocation Fund	3,634,893	7,743,031
60/40 Allocation Fund	3,075,162	13,927,509
80/20 Allocation Fund	2,154,761	12,913,904
MM RetireSMART by JPMorgan In Retirement Fund	3,746,798	2,252,776
MM RetireSMART by JPMorgan 2020 Fund	3,896,107	4,796,539
MM RetireSMART by JPMorgan 2025 Fund	3,389,981	8,805,704
MM RetireSMART by JPMorgan 2030 Fund	6,938,808	24,627,315
MM RetireSMART by JPMorgan 2035 Fund	2,421,617	13,632,319
MM RetireSMART by JPMorgan 2040 Fund	3,819,922	23,504,901
MM RetireSMART by JPMorgan 2045 Fund	1,457,764	12,996,585
MM RetireSMART by JPMorgan 2050 Fund	2,478,603	17,297,493
MM RetireSMART by JPMorgan 2055 Fund	769,184	6,609,677
MM RetireSMART by JPMorgan 2060 Fund	310,977	2,242,954
MM Select T. Rowe Price Retirement Balanced Fund	7,487,790	8,500,659
MM Select T. Rowe Price Retirement 2005 Fund	1,123,028	1,080,455
MM Select T. Rowe Price Retirement 2010 Fund	4,246,622	7,543,053
MM Select T. Rowe Price Retirement 2015 Fund	4,238,562	8,956,493
MM Select T. Rowe Price Retirement 2020 Fund	18,687,551	49,831,295
MM Select T. Rowe Price Retirement 2025 Fund	17,150,302	54,274,394
MM Select T. Rowe Price Retirement 2030 Fund	29,043,039	132,629,224
MM Select T. Rowe Price Retirement 2035 Fund	11,883,822	67,111,686
MM Select T. Rowe Price Retirement 2040 Fund	14,631,398	137,481,617
MM Select T. Rowe Price Retirement 2045 Fund	6,112,407	57,153,909
MM Select T. Rowe Price Retirement 2050 Fund	8,144,008	91,328,884
MM Select T. Rowe Price Retirement 2055 Fund	4,970,034	30,684,516
MM Select T. Rowe Price Retirement 2060 Fund	1,765,440	11,441,931

150

Notes to Financial Statements (Continued)
The following Fund(s) have elected to pass through the foreign tax credit for the year ended September 30, 2024:

Amount
20/80 Allocation Fund	$14,383
40/60 Allocation Fund	28,973
60/40 Allocation Fund	38,938
80/20 Allocation Fund	39,545
MM RetireSMART by JPMorgan In Retirement Fund	18,075
MM RetireSMART by JPMorgan 2020 Fund	27,997
MM RetireSMART by JPMorgan 2025 Fund	45,988
MM RetireSMART by JPMorgan 2030 Fund	114,949
MM RetireSMART by JPMorgan 2035 Fund	88,922
MM RetireSMART by JPMorgan 2040 Fund	125,863
MM RetireSMART by JPMorgan 2045 Fund	84,353
MM RetireSMART by JPMorgan 2050 Fund	104,337
MM RetireSMART by JPMorgan 2055 Fund	48,173
MM RetireSMART by JPMorgan 2060 Fund	17,726
MM RetireSMART by JPMorgan 2065 Fund	654
MM Select T. Rowe Price Retirement Balanced Fund	49,834
MM Select T. Rowe Price Retirement 2005 Fund	4,963
MM Select T. Rowe Price Retirement 2010 Fund	30,023
MM Select T. Rowe Price Retirement 2015 Fund	34,502
MM Select T. Rowe Price Retirement 2020 Fund	167,826
MM Select T. Rowe Price Retirement 2025 Fund	200,519
MM Select T. Rowe Price Retirement 2030 Fund	639,470
MM Select T. Rowe Price Retirement 2035 Fund	425,876
MM Select T. Rowe Price Retirement 2040 Fund	818,540
MM Select T. Rowe Price Retirement 2045 Fund	420,375
MM Select T. Rowe Price Retirement 2050 Fund	640,783
MM Select T. Rowe Price Retirement 2055 Fund	290,686
MM Select T. Rowe Price Retirement 2060 Fund	169,611
MM Select T. Rowe Price Retirement 2065 Fund	1,324

Capital accounts within the financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At September 30, 2024, temporary book and tax accounting differences were primarily attributable to the deferral of wash sale losses, deferred trustee compensation, and other temporary basis adjustments.
At September 30, 2024, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total
20/80 Allocation Fund	$4,195,907	$(18,692)	$(15,866)	$(14,321,767)	$(10,160,418)
40/60 Allocation Fund	3,569,100	1,612,125	(27,225)	(11,196,755)	(6,042,755)
60/40 Allocation Fund	2,212,785	5,675,568	(21,957)	(5,948,247)	1,918,149
80/20 Allocation Fund	1,413,913	6,733,827	(7,504)	(856,470)	7,283,766
MM RetireSMART by JPMorgan In Retirement Fund	3,254,880	(1,566,699)	(26,450)	(3,615,020)	(1,953,289)
MM RetireSMART by JPMorgan 2020 Fund	3,249,532	(6,828,549)	(45,490)	(5,508,247)	(9,132,754)

151

Notes to Financial Statements (Continued)

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total
MM RetireSMART by JPMorgan 2025 Fund	$2,722,719	$(1,704,419)	$(10,910)	$(5,622,358)	$(4,614,968)
MM RetireSMART by JPMorgan 2030 Fund	3,933,161	(1,821,384)	(43,124)	(7,280,890)	(5,212,237)
MM RetireSMART by JPMorgan 2035 Fund	2,042,614	5,041,239	(12,538)	(3,084,210)	3,987,105
MM RetireSMART by JPMorgan 2040 Fund	1,561,458	9,608,818	(26,354)	3,813,880	14,957,802
MM RetireSMART by JPMorgan 2045 Fund	1,191,016	5,809,062	(7,439)	997,389	7,990,028
MM RetireSMART by JPMorgan 2050 Fund	931,968	9,471,956	(13,730)	4,111,407	14,501,601
MM RetireSMART by JPMorgan 2055 Fund	541,421	3,404,654	(1,655)	883,079	4,827,499
MM RetireSMART by JPMorgan 2060 Fund	184,068	1,627,735	(485)	213,440	2,024,758
MM RetireSMART by JPMorgan 2065 Fund	8,607	84,456	—	136,085	229,148
MM Select T. Rowe Price Retirement Balanced Fund	1,666,788	(9,060,061)	—	6,634,536	(758,737)
MM Select T. Rowe Price Retirement 2005 Fund	115,185	(1,999,351)	—	268,039	(1,616,127)
MM Select T. Rowe Price Retirement 2010 Fund	882,342	(5,747,770)	—	2,265,074	(2,600,354)
MM Select T. Rowe Price Retirement 2015 Fund	980,763	(5,769,068)	—	3,312,758	(1,475,547)
MM Select T. Rowe Price Retirement 2020 Fund	4,061,755	(25,324,007)	—	16,837,953	(4,424,299)
MM Select T. Rowe Price Retirement 2025 Fund	2,907,606	(24,939,861)	—	21,684,055	(348,200)
MM Select T. Rowe Price Retirement 2030 Fund	4,027,119	721,023	—	85,382,145	90,130,287
MM Select T. Rowe Price Retirement 2035 Fund	477,572	13,783,412	—	61,071,216	75,332,200
MM Select T. Rowe Price Retirement 2040 Fund	1,252,641	76,138,303	—	110,248,399	187,639,343
MM Select T. Rowe Price Retirement 2045 Fund	804,464	27,645,148	—	66,668,489	95,118,101
MM Select T. Rowe Price Retirement 2050 Fund	1,620,454	61,024,585	—	100,755,653	163,400,692
MM Select T. Rowe Price Retirement 2055 Fund	873,698	18,630,872	—	46,889,373	66,393,943
MM Select T. Rowe Price Retirement 2060 Fund	836,230	3,916,557	—	41,048,033	45,800,820
MM Select T. Rowe Price Retirement 2065 Fund	177,449	190,786	—	435,357	803,592

The Funds did not have any unrecognized tax benefits at September 30, 2024, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the year ended September 30, 2024, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years, or the returns filed to date for Funds in existence less than three years. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest.
7.	Investment in Affiliated Issuers
A summary of the Funds’ transactions in the securities of affiliated issuers during the year ended September 30, 2024, was as follows:

	Beginning Value as of 9/30/23	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Value as of 9/30/24	Number of Shares Held as of 9/30/24	Dividend Income	Realized Gains Distributions
20/80 Allocation Fund
MassMutual Blue Chip Growth Fund, Class I	$3,053,846	$2,610,102	$(1,112,195)	$275,587	$(251,004)	$4,576,336	205,493	$—	$1,018,088
MassMutual Core Bond Fund, Class I	27,656,139	45,435,458	(4,627,200)	1,559,255	(1,122,631)	68,901,021	7,408,712	2,364,897	—
MassMutual Diversified Value Fund, Class I	2,076,214	3,033,685	(459,594)	(212,435)	18,877	4,456,747	426,075	79,623	553,851
MassMutual Equity Opportunities Fund, Class I	4,476,255	603,450	(727,186)	804,683	128,516	5,285,718	268,720	63,542	156,737
MassMutual Fundamental Value Fund, Class I*	1,904,701	755,633	(2,803,409)	101,926	41,149	—	—	55,848	409,393

152

Notes to Financial Statements (Continued)

	Beginning Value as of 9/30/23	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Value as of 9/30/24	Number of Shares Held as of 9/30/24	Dividend Income	Realized Gains Distributions
20/80 Allocation Fund (Continued)
MassMutual Global Floating Rate Fund, Class I	$211,620	$27,853	$(19,443)	$341	$(1,112)	$219,259	24,973	$19,087	$—
MassMutual Growth Opportunities Fund, Class I**	811,430	240,228	(1,365,478)	378,761	(64,941)	—	—	—	158,288
MassMutual High Yield Fund, Class I	476,901	87,432	(66,971)	40,984	(1,225)	537,121	65,824	34,993	—
MassMutual Inflation-Protected and Income Fund, Class I	1,343,732	126,480	(743,614)	185,576	(158,280)	753,894	79,107	43,340	—
MassMutual International Equity Fund, Class I	1,229,179	300,900	(257,705)	260,080	(36,488)	1,495,966	159,996	26,964	17,815
MassMutual Mid Cap Growth Fund, Class I	982,752	159,191	(221,109)	133,430	35,103	1,089,367	49,675	—	56,273
MassMutual Mid Cap Value Fund, Class I	982,919	123,135	(180,451)	187,246	17,136	1,129,985	87,258	17,448	—
MassMutual Overseas Fund, Class I	2,416,131	806,076	(787,596)	478,858	(20,219)	2,893,250	303,594	46,045	28,858
MassMutual Short-Duration Bond Fund, Class I	10,973,814	1,991,442	(1,612,461)	890,504	(187,061)	12,056,238	1,304,788	438,005	—
MassMutual Small Cap Growth Equity Fund, Class I	260,960	35,758	(67,053)	74,759	2	304,426	17,971	—	—
MassMutual Small Cap Value Equity Fund, Class I	530,262	140,715	(108,130)	53,715	(27,015)	589,547	64,291	—	78,363
MassMutual Strategic Bond Fund, Class I***	32,440,345	8,762,392	(43,948,915)	4,335,714	(1,589,536)	—	—	2,555,665	—
MassMutual Strategic Emerging Markets Fund, Class I	472,039	177,793	(157,880)	170,310	(96,071)	566,191	52,522	634	—
MassMutual Total Return Bond Fund, Class I	38,348,466	9,976,452	(6,378,391)	3,591,785	(1,499,637)	44,038,675	5,091,176	2,806,692	—
MM Equity Asset Fund, Class I	8,200,515	2,460,892	(2,647,663)	2,181,398	(486,401)	9,708,741	1,090,870	112,494	994,014
	$138,848,220	$77,855,067	$(68,292,444)	$15,492,477	$(5,300,838)	$158,602,482		$8,665,277	$3,471,680
40/60 Allocation Fund
MassMutual Blue Chip Growth Fund, Class I	$6,123,243	$4,641,377	$(2,065,694)	$1,030,511	$(886,185)	$8,843,252	397,093	$—	$2,029,993
MassMutual Core Bond Fund, Class I	20,761,384	32,999,917	(3,583,739)	587,385	(849,047)	49,915,900	5,367,301	1,771,902	—
MassMutual Diversified Value Fund, Class I	4,245,406	5,684,448	(888,397)	(406,185)	37,603	8,672,875	829,147	158,651	1,093,118
MassMutual Equity Opportunities Fund, Class I	9,109,021	645,591	(1,190,193)	1,916,028	(43,254)	10,437,193	530,615	127,293	313,989
MassMutual Fundamental Value Fund, Class I*	3,805,422	1,266,484	(5,370,049)	397,287	(99,144)	—	—	111,006	804,548
MassMutual Global Floating Rate Fund, Class I	163,830	21,239	(16,829)	366	(978)	167,628	19,092	14,535	—
MassMutual Growth Opportunities Fund, Class I**	1,617,177	358,881	(2,515,354)	720,563	(181,267)	—	—	—	305,719
MassMutual High Yield Fund, Class I	364,538	47,938	(49,554)	30,878	(1,105)	392,695	48,124	26,457	—
MassMutual Inflation-Protected and Income Fund, Class I	1,027,047	50,628	(539,148)	147,071	(126,551)	559,047	58,662	32,849	—
MassMutual International Equity Fund, Class I	2,457,275	400,520	(459,253)	487,040	(49,530)	2,836,052	303,321	53,657	35,451
MassMutual Mid Cap Growth Fund, Class I	1,983,972	184,515	(372,307)	277,729	57,758	2,131,667	97,203	—	112,666
MassMutual Mid Cap Value Fund, Class I	1,996,911	103,929	(303,631)	331,039	77,540	2,205,788	170,331	34,955	—
MassMutual Overseas Fund, Class I	4,776,758	1,202,837	(1,452,483)	1,113,803	(214,577)	5,426,338	569,395	92,814	58,170
MassMutual Short-Duration Bond Fund, Class I	8,327,473	1,010,210	(958,405)	652,327	(123,674)	8,907,931	964,062	330,994	—

153

Notes to Financial Statements (Continued)

	Beginning Value as of 9/30/23	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Value as of 9/30/24	Number of Shares Held as of 9/30/24	Dividend Income	Realized Gains Distributions
40/60 Allocation Fund (Continued)
MassMutual Small Cap Growth Equity Fund, Class I	$527,857	$32,514	$(118,242)	$147,640	$1,229	$590,998	34,888	$—	$—
MassMutual Small Cap Value Equity Fund, Class I	1,070,655	208,798	(186,870)	133,864	(82,129)	1,144,318	124,789	—	156,915
MassMutual Strategic Bond Fund, Class I***	24,341,780	5,700,072	(32,646,024)	4,056,010	(1,451,838)	—	—	1,918,664	—
MassMutual Strategic Emerging Markets Fund, Class I	934,896	277,872	(296,018)	297,674	(150,740)	1,063,684	98,672	1,278	—
MassMutual Total Return Bond Fund, Class I	28,777,402	6,455,721	(4,931,931)	2,746,761	(1,208,012)	31,839,941	3,680,918	2,104,914	—
MM Equity Asset Fund, Class I	16,481,227	3,851,974	(4,867,099)	4,551,748	(1,183,081)	18,834,769	2,116,266	228,031	2,014,935
	$138,893,274	$65,145,465	$(62,811,220)	$19,219,539	$(6,476,982)	$153,970,076		$7,008,000	$6,925,504
60/40 Allocation Fund
MassMutual Blue Chip Growth Fund, Class I	$8,565,189	$6,157,554	$(3,573,340)	$1,730,269	$(1,149,537)	$11,730,135	526,724	$—	$2,732,399
MassMutual Core Bond Fund, Class I	12,750,986	19,052,915	(3,772,079)	1,965,128	(1,028,521)	28,968,429	3,114,885	1,058,815	—
MassMutual Diversified Value Fund, Class I	5,896,583	7,682,733	(1,725,477)	(554,865)	122,370	11,421,344	1,091,907	213,430	1,441,332
MassMutual Equity Opportunities Fund, Class I	12,744,345	1,152,731	(2,797,649)	2,251,987	306,876	13,658,290	694,372	173,905	428,965
MassMutual Fundamental Value Fund, Class I*	5,333,820	1,939,142	(7,677,931)	473,591	(68,622)	—	—	149,470	1,080,614
MassMutual Global Floating Rate Fund, Class I	104,207	13,050	(13,330)	327	(719)	103,535	11,792	8,986	—
MassMutual Growth Opportunities Fund, Class I**	2,261,922	550,647	(3,262,456)	822,098	(372,211)	—	—	—	401,851
MassMutual High Yield Fund, Class I	223,991	37,750	(52,789)	18,695	(865)	226,782	27,792	15,930	—
MassMutual Inflation-Protected and Income Fund, Class I	630,822	49,179	(361,870)	69,189	(56,778)	330,542	34,684	20,213	—
MassMutual International Equity Fund, Class I	3,360,476	903,991	(1,302,624)	704,329	(122,128)	3,544,044	379,042	72,170	47,683
MassMutual Mid Cap Growth Fund, Class I	2,766,629	336,448	(796,061)	407,333	51,084	2,765,433	126,103	—	154,687
MassMutual Mid Cap Value Fund, Class I	2,778,555	226,127	(693,654)	373,768	181,020	2,865,816	221,299	47,764	—
MassMutual Overseas Fund, Class I	6,561,577	2,348,421	(3,186,901)	1,328,853	(108,088)	6,943,862	728,632	122,843	76,990
MassMutual Short-Duration Bond Fund, Class I	5,147,232	889,029	(1,199,317)	414,215	(96,831)	5,154,328	557,828	199,773	—
MassMutual Small Cap Growth Equity Fund, Class I	734,313	73,765	(238,415)	199,400	3,196	772,259	45,588	—	—
MassMutual Small Cap Value Equity Fund, Class I	1,490,816	357,434	(418,949)	184,071	(114,282)	1,499,090	163,478	—	213,890
MassMutual Strategic Bond Fund, Class I***	14,955,844	4,356,126	(19,767,818)	1,435,359	(979,511)	—	—	1,147,098	—
MassMutual Strategic Emerging Markets Fund, Class I	1,284,512	525,521	(645,731)	199,200	(717)	1,362,785	126,418	1,689	—
MassMutual Total Return Bond Fund, Class I	17,683,853	4,930,581	(5,057,555)	2,017,444	(1,108,847)	18,465,476	2,134,737	1,257,208	—
MM Equity Asset Fund, Class I	23,056,496	5,914,796	(8,585,925)	6,118,916	(1,430,407)	25,073,876	2,817,289	307,796	2,719,749
	$128,332,168	$57,497,940	$(65,129,871)	$20,159,307	$(5,973,518)	$134,886,026		$4,797,090	$9,298,160

154

Notes to Financial Statements (Continued)

	Beginning Value as of 9/30/23	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Value as of 9/30/24	Number of Shares Held as of 9/30/24	Dividend Income	Realized Gains Distributions
80/20 Allocation Fund
MassMutual Blue Chip Growth Fund, Class I	$8,700,173	$5,868,134	$(3,216,839)	$1,455,192	$(657,670)	$12,148,990	545,532	$—	$2,798,835
MassMutual Core Bond Fund, Class I	4,695,723	7,231,607	(1,320,465)	652,783	(329,239)	10,930,409	1,175,313	393,148	—
MassMutual Diversified Value Fund, Class I	5,965,995	7,880,167	(1,504,886)	(507,746)	32,447	11,865,977	1,134,415	219,961	1,514,793
MassMutual Equity Opportunities Fund, Class I	12,981,582	983,598	(2,355,881)	2,402,213	220,846	14,232,358	723,557	176,521	435,418
MassMutual Fundamental Value Fund, Class I*	5,408,142	1,865,400	(7,662,769)	481,343	(92,116)	—	—	152,903	1,113,838
MassMutual Global Floating Rate Fund, Class I	68,092	8,527	(8,757)	(193)	(65)	67,604	7,700	5,866	—
MassMutual Growth Opportunities Fund, Class I**	2,277,324	539,345	(3,020,688)	618,536	(414,517)	—	—	—	422,718
MassMutual High Yield Fund, Class I	62,276	11,025	(13,311)	4,242	777	65,009	7,967	4,498	—
MassMutual Inflation-Protected and Income Fund, Class I	240,890	19,535	(135,541)	16,943	(12,108)	129,719	13,612	7,692	—
MassMutual International Equity Fund, Class I	3,386,275	963,341	(1,173,434)	568,399	35,909	3,780,490	404,331	73,407	48,499
MassMutual Mid Cap Growth Fund, Class I	2,799,801	297,260	(674,849)	438,052	27,978	2,888,242	131,703	—	156,605
MassMutual Mid Cap Value Fund, Class I	2,811,685	222,565	(603,754)	413,774	154,001	2,998,271	231,527	48,483	—
MassMutual Overseas Fund, Class I	6,664,631	2,407,299	(2,997,951)	1,564,523	(336,111)	7,302,391	766,253	124,810	78,223
MassMutual Short-Duration Bond Fund, Class I	1,918,105	321,177	(377,478)	165,340	(44,355)	1,982,789	214,588	75,918	—
MassMutual Small Cap Growth Equity Fund, Class I	744,860	56,257	(202,527)	205,253	1,106	804,949	47,518	—	—
MassMutual Small Cap Value Equity Fund, Class I	1,511,995	347,729	(368,775)	193,303	(122,439)	1,561,813	170,318	—	217,048
MassMutual Strategic Bond Fund, Class I***	5,524,442	1,653,844	(7,370,863)	459,554	(266,977)	—	—	425,547	—
MassMutual Strategic Emerging Markets Fund, Class I	1,305,213	517,843	(591,737)	470,264	(270,655)	1,430,928	132,739	1,717	—
MassMutual Total Return Bond Fund, Class I	6,528,234	1,891,904	(1,780,644)	607,041	(267,851)	6,978,684	806,784	467,282	—
MM Equity Asset Fund, Class I	23,429,702	5,523,515	(7,775,698)	6,097,967	(1,337,190)	25,938,296	2,914,415	312,532	2,761,596
	$97,025,140	$38,610,072	$(43,156,847)	$16,306,783	$(3,678,229)	$105,106,919		$2,490,285	$9,547,573
MM RetireSMART by JPMorgan In Retirement Fund
MassMutual Blue Chip Growth Fund, Class I	$1,342,314	$1,031,204	$(611,564)	$168,712	$(33,383)	$1,897,283	85,195	$—	$436,987
MassMutual Core Bond Fund, Class I	16,744,735	8,245,799	(6,177,378)	2,172,340	(1,484,984)	19,500,512	2,096,829	1,303,210	—
MassMutual Diversified Value Fund, Class I	812,439	1,510,580	(290,989)	(17,262)	(20,173)	1,994,595	190,688	30,818	209,608
MassMutual Equity Opportunities Fund, Class I	2,143,933	715,074	(905,586)	561,142	(110,991)	2,403,572	122,195	29,317	72,314
MassMutual Fundamental Value Fund, Class I*	1,090,159	475,698	(1,603,438)	88,557	(50,976)	—	—	31,497	225,481
MassMutual Global Floating Rate Fund, Class I	39,330	2,834	(42,199)	(846)	881	—	—	1,608	—
MassMutual Growth Opportunities Fund, Class I**	400,707	116,222	(540,414)	16,674	6,811	—	—	—	73,324
MassMutual High Yield Fund, Class I	5,442,283	690,723	(1,939,755)	679,995	(277,359)	4,595,887	563,221	353,029	—

155

Notes to Financial Statements (Continued)

	Beginning Value as of 9/30/23	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Value as of 9/30/24	Number of Shares Held as of 9/30/24	Dividend Income	Realized Gains Distributions
MM RetireSMART by JPMorgan In Retirement Fund (Continued)
MassMutual Inflation-Protected and Income Fund, Class I	$2,761,755	$1,401,730	$(831,610)	$266,749	$(139,793)	$3,458,831	362,941	$191,630	$—
MassMutual International Equity Fund, Class I	1,453,727	262,284	(553,207)	231,346	239	1,394,389	149,132	31,226	20,630
MassMutual Mid Cap Growth Fund, Class I	702,309	142,529	(281,041)	168,613	(52,558)	679,852	31,001	—	41,637
MassMutual Mid Cap Value Fund, Class I	703,122	63,908	(230,835)	163,778	(27,117)	672,856	51,958	12,455	—
MassMutual Overseas Fund, Class I	2,509,122	800,251	(1,370,111)	355,279	75,812	2,370,353	248,725	46,894	29,390
MassMutual Small Cap Growth Equity Fund, Class I	520,426	48,518	(371,737)	93,650	26,816	317,673	18,753	—	—
MassMutual Small Cap Value Equity Fund, Class I	687,101	176,365	(457,528)	77,863	(69,038)	414,763	45,230	—	105,564
MassMutual Strategic Bond Fund, Class I***	5,546,815	962,060	(6,815,318)	815,646	(509,203)	—	—	401,041	—
MassMutual Strategic Emerging Markets Fund, Class I	894,402	1,120,417	(563,719)	163,185	46,003	1,660,288	154,016	1,139	—
MassMutual Total Return Bond Fund, Class I	5,591,028	1,107,929	(1,985,662)	684,896	(436,788)	4,961,403	573,573	375,632	—
MM Equity Asset Fund, Class I	6,747,932	2,545,455	(3,371,770)	1,708,819	(323,930)	7,306,506	820,956	92,491	817,279
	$56,133,639	$21,419,580	$(28,943,861)	$8,399,136	$(3,379,731)	$53,628,763		$2,901,987	$2,032,214
MM RetireSMART by JPMorgan 2020 Fund
MassMutual Blue Chip Growth Fund, Class I	$2,203,773	$1,731,887	$(1,260,626)	$175,755	$64,353	$2,915,142	130,900	$—	$671,630
MassMutual Core Bond Fund, Class I	27,517,428	13,264,284	(12,629,682)	3,603,009	(2,338,503)	29,416,536	3,163,068	2,027,618	—
MassMutual Diversified Value Fund, Class I	1,339,200	2,177,824	(411,315)	(5,712)	(31,564)	3,068,433	293,349	49,604	342,478
MassMutual Equity Opportunities Fund, Class I	3,534,181	937,482	(1,450,854)	895,193	(175,082)	3,740,920	190,184	46,649	115,066
MassMutual Fundamental Value Fund, Class I*	1,791,223	765,264	(2,599,304)	117,484	(74,667)	—	—	47,696	335,802
MassMutual Global Floating Rate Fund, Class I	64,315	2,762	(67,134)	(1,549)	1,606	—	—	2,611	—
MassMutual Growth Opportunities Fund, Class I**	654,303	160,584	(841,457)	12,092	14,478	—	—	—	118,818
MassMutual High Yield Fund, Class I	8,900,114	821,343	(3,151,507)	1,039,519	(394,353)	7,215,116	884,205	567,424	—
MassMutual Inflation-Protected and Income Fund, Class I	4,540,545	1,907,369	(1,149,560)	402,728	(194,379)	5,506,703	577,828	306,294	—
MassMutual International Equity Fund, Class I	2,387,674	217,170	(787,648)	358,032	13,825	2,189,053	234,123	48,951	32,342
MassMutual Mid Cap Growth Fund, Class I	1,149,347	164,812	(430,573)	261,691	(77,399)	1,067,878	48,695	—	66,280
MassMutual Mid Cap Value Fund, Class I	1,159,054	68,312	(352,468)	255,706	(36,515)	1,094,089	84,486	19,818	—
MassMutual Overseas Fund, Class I	4,148,314	1,851,150	(3,179,974)	415,048	245,748	3,480,286	365,193	69,633	43,642
MassMutual Small Cap Growth Equity Fund, Class I	849,918	67,632	(591,397)	140,824	51,304	518,281	30,595	—	—
MassMutual Small Cap Value Equity Fund, Class I	1,124,782	265,406	(724,761)	108,873	(97,044)	677,256	73,856	—	167,919
MassMutual Strategic Bond Fund, Class I***	9,115,239	1,584,630	(11,011,145)	1,068,649	(757,373)	—	—	622,821	—
MassMutual Strategic Emerging Markets Fund, Class I	1,465,075	1,644,888	(827,710)	261,434	69,109	2,612,796	242,374	1,788	—

156

Notes to Financial Statements (Continued)

	Beginning Value as of 9/30/23	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Value as of 9/30/24	Number of Shares Held as of 9/30/24	Dividend Income	Realized Gains Distributions
MM RetireSMART by JPMorgan 2020 Fund (Continued)
MassMutual Total Return Bond Fund, Class I	$9,187,311	$2,152,808	$(4,188,833)	$1,100,856	$(705,247)	$7,546,895	872,473	$584,296	$—
MM Equity Asset Fund, Class I	11,083,111	4,180,372	(6,414,833)	2,444,628	(263,031)	11,030,247	1,239,354	142,843	1,262,192
	$92,214,907	$33,965,979	$(52,070,781)	$12,654,260	$(4,684,734)	$82,079,631		$4,538,046	$3,156,169
MM RetireSMART by JPMorgan 2025 Fund
MassMutual Blue Chip Growth Fund, Class I	$3,063,957	$2,127,242	$(1,597,696)	$386,533	$(68,280)	$3,911,756	175,651	$—	$949,692
MassMutual Core Bond Fund, Class I	28,108,403	16,681,251	(11,848,981)	4,049,648	(2,825,008)	34,165,313	3,673,690	2,208,455	—
MassMutual Diversified Value Fund, Class I	1,870,832	2,918,638	(613,916)	20,141	(74,320)	4,121,375	394,013	67,554	446,387
MassMutual Equity Opportunities Fund, Class I	4,940,412	529,538	(1,460,334)	883,671	69,619	4,962,906	252,308	65,990	162,775
MassMutual Fundamental Value Fund, Class I*	2,487,817	891,002	(3,459,151)	204,857	(124,525)	—	—	68,308	475,760
MassMutual Global Floating Rate Fund, Class I	70,577	6,006	(76,636)	(1,761)	1,814	—	—	2,893	—
MassMutual Growth Opportunities Fund, Class I**	917,247	195,174	(1,171,524)	87,516	(28,413)	—	—	—	153,488
MassMutual High Yield Fund, Class I	9,841,249	1,056,540	(3,875,767)	1,208,749	(507,968)	7,722,803	946,422	615,549	—
MassMutual Inflation-Protected and Income Fund, Class I	3,347,969	2,676,354	(1,029,834)	275,204	(96,155)	5,173,538	542,869	258,467	—
MassMutual International Equity Fund, Class I	3,263,824	396,631	(1,275,807)	629,487	(137,795)	2,876,340	307,630	67,939	44,887
MassMutual Mid Cap Growth Fund, Class I	1,575,546	273,155	(697,665)	488,991	(235,786)	1,404,241	64,033	—	90,841
MassMutual Mid Cap Value Fund, Class I	1,583,908	90,687	(574,322)	329,362	(36,099)	1,393,536	107,609	27,168	—
MassMutual Overseas Fund, Class I	5,597,752	2,043,322	(3,747,079)	928,878	(12,088)	4,810,785	504,804	101,330	63,508
MassMutual Small Cap Growth Equity Fund, Class I	1,169,942	90,411	(866,622)	280,183	(13,631)	660,283	38,978	—	—
MassMutual Small Cap Value Equity Fund, Class I	1,553,066	363,487	(1,078,191)	233,542	(216,590)	855,314	93,273	—	231,994
MassMutual Strategic Bond Fund, Class I***	9,321,153	2,499,056	(12,291,678)	1,467,837	(996,368)	—	—	677,054	—
MassMutual Strategic Emerging Markets Fund, Class I	3,155,523	1,089,039	(1,289,787)	703,993	(230,552)	3,428,216	318,016	3,913	—
MassMutual Total Return Bond Fund, Class I	9,394,873	3,336,929	(4,462,114)	1,341,272	(906,512)	8,704,448	1,006,295	636,845	—
MM Equity Asset Fund, Class I	15,399,588	4,029,173	(7,426,429)	3,957,120	(1,023,376)	14,936,076	1,678,211	206,624	1,825,767
	$106,663,638	$41,293,635	$(58,843,533)	$17,475,223	$(7,462,033)	$99,126,930		$5,008,089	$4,445,099
MM RetireSMART by JPMorgan 2030 Fund
MassMutual Blue Chip Growth Fund, Class I	$7,456,399	$5,347,159	$(3,179,191)	$723,692	$100,982	$10,449,041	469,198	$—	$2,385,215
MassMutual Core Bond Fund, Class I	44,371,095	29,783,910	(15,170,878)	5,238,522	(2,940,119)	61,282,530	6,589,519	3,597,807	—
MassMutual Diversified Value Fund, Class I	4,504,118	7,807,910	(1,030,376)	(68,476)	(123,669)	11,089,507	1,060,182	169,391	1,168,001
MassMutual Equity Opportunities Fund, Class I	11,944,770	1,574,321	(2,763,985)	2,265,295	145,554	13,165,955	669,342	159,576	393,618
MassMutual Fundamental Value Fund, Class I*	6,049,224	2,324,082	(8,556,819)	396,738	(213,225)	—	—	171,464	1,226,253
MassMutual Growth Opportunities Fund, Class I**	2,220,974	489,319	(2,788,979)	26,470	52,216	—	—	—	402,850

157

Notes to Financial Statements (Continued)

	Beginning Value as of 9/30/23	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Value as of 9/30/24	Number of Shares Held as of 9/30/24	Dividend Income	Realized Gains Distributions
MM RetireSMART by JPMorgan 2030 Fund (Continued)
MassMutual High Yield Fund, Class I	$13,770,930	$1,750,244	$(4,469,804)	$1,658,526	$(636,308)	$12,073,588	1,479,606	$904,814	$—
MassMutual Inflation-Protected and Income Fund, Class I	518,653	3,699,880	(347,885)	119,489	1,114	3,991,251	418,809	126,632	—
MassMutual International Equity Fund, Class I	7,883,841	947,760	(2,360,717)	1,318,945	(64,527)	7,725,302	826,236	163,796	108,218
MassMutual Mid Cap Growth Fund, Class I	3,780,030	639,756	(1,315,019)	1,016,192	(383,348)	3,737,611	170,434	—	219,914
MassMutual Mid Cap Value Fund, Class I	3,785,176	229,847	(1,019,040)	890,639	(151,533)	3,735,089	288,424	65,767	—
MassMutual Overseas Fund, Class I	13,704,097	4,651,607	(7,658,768)	1,948,301	374,921	13,020,158	1,366,229	247,429	155,073
MassMutual Small Cap Growth Equity Fund, Class I	2,801,096	376,840	(2,081,801)	510,281	146,280	1,752,696	103,465	—	—
MassMutual Small Cap Value Equity Fund, Class I	3,716,932	827,403	(2,334,408)	411,473	(352,054)	2,269,346	247,475	—	559,958
MassMutual Strategic Bond Fund, Class I***	14,713,925	4,451,966	(19,818,546)	1,538,561	(885,906)	—	—	1,100,505	—
MassMutual Strategic Emerging Markets Fund, Class I	8,174,729	2,190,136	(2,414,927)	1,582,766	(344,206)	9,188,498	852,365	10,107	—
MassMutual Total Return Bond Fund, Class I	14,829,272	6,056,095	(6,062,866)	1,710,682	(949,881)	15,583,302	1,801,538	1,038,129	—
MM Equity Asset Fund, Class I	37,460,001	9,939,898	(14,820,906)	9,116,709	(1,634,584)	40,061,118	4,501,249	504,485	4,457,750
	$201,685,262	$83,088,133	$(98,194,915)	$30,404,805	$(7,858,293)	$209,124,992		$8,259,902	$11,076,850
MM RetireSMART by JPMorgan 2035 Fund
MassMutual Blue Chip Growth Fund, Class I	$7,918,096	$6,047,183	$(3,048,639)	$1,223,288	$(371,936)	$11,767,992	528,424	$—	$2,592,371
MassMutual Core Bond Fund, Class I	7,736,596	16,825,456	(2,387,931)	878,820	(516,534)	22,536,407	2,423,270	641,814	—
MassMutual Diversified Value Fund, Class I	3,159,623	5,358,076	(846,422)	(133,166)	(84,503)	7,453,608	712,582	119,355	818,477
MassMutual Equity Opportunities Fund, Class I	5,216,770	841,398	(1,275,212)	989,997	87,309	5,860,262	297,929	70,578	174,093
MassMutual Fundamental Value Fund, Class I*	3,753,921	1,540,111	(5,510,938)	385,862	(168,956)	—	—	109,256	792,083
MassMutual Growth Opportunities Fund, Class I**	2,592,809	577,650	(3,362,585)	321,706	(129,580)	—	—	—	476,068
MassMutual High Yield Fund, Class I	4,717,223	1,115,905	(1,119,395)	518,878	(133,218)	5,099,393	624,926	356,202	—
MassMutual International Equity Fund, Class I	6,967,912	910,643	(2,066,793)	1,558,547	(416,985)	6,953,324	743,671	148,633	98,201
MassMutual Mid Cap Growth Fund, Class I	2,645,311	513,486	(938,878)	750,605	(298,007)	2,672,517	121,866	—	155,663
MassMutual Mid Cap Value Fund, Class I	2,648,751	220,360	(750,271)	510,017	15,419	2,644,276	204,191	46,566	—
MassMutual Overseas Fund, Class I	11,192,288	3,363,133	(5,397,406)	2,359,810	(413,893)	11,103,932	1,165,156	206,562	129,460
MassMutual Small Cap Growth Equity Fund, Class I	1,958,597	160,469	(1,357,177)	572,156	(102,605)	1,231,440	72,694	—	—
MassMutual Small Cap Value Equity Fund, Class I	2,600,730	620,425	(1,676,347)	472,159	(432,759)	1,584,208	172,760	—	396,516
MassMutual Strategic Bond Fund, Class I***	12,494,842	5,738,236	(18,898,049)	1,620,220	(955,249)	—	—	989,885	—
MassMutual Strategic Emerging Markets Fund, Class I	3,136,889	1,055,953	(1,113,732)	687,331	(201,688)	3,564,753	330,682	3,943	—

158

Notes to Financial Statements (Continued)

	Beginning Value as of 9/30/23	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Value as of 9/30/24	Number of Shares Held as of 9/30/24	Dividend Income	Realized Gains Distributions
MM RetireSMART by JPMorgan 2035 Fund (Continued)
MassMutual Total Return Bond Fund, Class I	$12,588,184	$5,756,209	$(4,135,830)	$1,494,585	$(798,995)	$14,904,153	1,723,023	$931,944	$—
MM Equity Asset Fund, Class I	26,536,306	7,413,358	(10,071,486)	7,353,972	(1,835,013)	29,397,137	3,303,049	361,040	3,190,223
	$117,864,848	$58,058,051	$(63,957,091)	$21,564,787	$(6,757,193)	$126,773,402		$3,985,778	$8,823,155
MM RetireSMART by JPMorgan 2040 Fund
MassMutual Blue Chip Growth Fund, Class I	$11,516,783	$8,684,796	$(4,398,728)	$1,386,832	$5,301	$17,194,984	772,114	$—	$3,705,547
MassMutual Core Bond Fund, Class I	5,210,581	15,570,376	(1,899,583)	717,663	(255,929)	19,343,108	2,079,904	461,779	—
MassMutual Diversified Value Fund, Class I	4,641,489	7,674,982	(1,211,976)	(107,483)	(120,975)	10,876,037	1,039,774	172,290	1,204,450
MassMutual Equity Opportunities Fund, Class I	7,678,489	1,279,107	(1,762,510)	1,618,522	(52,861)	8,760,747	445,386	100,596	248,136
MassMutual Fundamental Value Fund, Class I*	5,456,522	2,266,114	(7,912,535)	405,215	(215,316)	—	—	155,646	1,135,677
MassMutual Growth Opportunities Fund, Class I**	3,807,992	844,600	(4,749,614)	116,681	(19,659)	—	—	—	714,254
MassMutual High Yield Fund, Class I	5,619,103	705,747	(2,299,203)	683,545	(286,658)	4,422,534	541,977	347,000	—
MassMutual International Equity Fund, Class I	10,431,308	1,137,867	(2,928,907)	1,951,466	(275,655)	10,316,079	1,103,324	212,002	140,067
MassMutual Mid Cap Growth Fund, Class I	3,905,371	678,426	(1,238,396)	1,061,363	(411,316)	3,995,448	182,191	—	221,935
MassMutual Mid Cap Value Fund, Class I	3,910,792	257,703	(974,379)	931,908	(171,716)	3,954,308	305,352	66,349	—
MassMutual Overseas Fund, Class I	16,537,402	5,217,598	(8,368,281)	2,515,741	330,015	16,232,475	1,703,303	296,011	185,521
MassMutual Small Cap Growth Equity Fund, Class I	2,876,186	195,342	(1,916,249)	612,756	73,434	1,841,469	108,705	—	—
MassMutual Small Cap Value Equity Fund, Class I	3,820,361	846,826	(2,356,369)	438,035	(357,684)	2,391,169	260,760	—	561,954
MassMutual Strategic Bond Fund, Class I***	9,621,061	5,633,300	(15,647,952)	809,085	(415,494)	—	—	774,376	—
MassMutual Strategic Emerging Markets Fund, Class I	4,478,246	1,669,141	(1,638,078)	844,095	(147,156)	5,206,248	482,954	5,416	—
MassMutual Total Return Bond Fund, Class I	9,696,840	5,943,235	(3,406,796)	1,004,740	(416,020)	12,821,999	1,482,312	729,779	—
MM Equity Asset Fund, Class I	38,586,433	10,502,126	(14,144,954)	9,579,658	(1,575,793)	42,947,470	4,825,558	511,422	4,519,038
	$147,794,959	$69,107,286	$(76,854,510)	$24,569,822	$(4,313,482)	$160,304,075		$3,832,666	$12,636,579
MM RetireSMART by JPMorgan 2045 Fund
MassMutual Blue Chip Growth Fund, Class I	$7,375,728	$6,313,319	$(2,681,401)	$1,190,801	$(431,132)	$11,767,315	528,393	$—	$2,481,819
MassMutual Core Bond Fund, Class I	1,615,573	6,366,410	(729,123)	298,686	(96,247)	7,455,299	801,645	160,866	—
MassMutual Diversified Value Fund, Class I	2,970,034	5,471,183	(758,969)	(182,187)	(47,470)	7,452,591	712,485	114,863	813,630
MassMutual Equity Opportunities Fund, Class I	4,897,773	1,114,209	(1,178,599)	1,121,895	(80,239)	5,875,039	298,680	66,101	163,047
MassMutual Fundamental Value Fund, Class I*	3,493,125	1,683,515	(5,365,978)	343,766	(154,428)	—	—	104,297	771,684
MassMutual Growth Opportunities Fund, Class I**	2,437,261	631,585	(3,279,933)	355,716	(144,629)	—	—	—	476,874
MassMutual High Yield Fund, Class I	1,613,140	321,472	(374,602)	194,759	(65,155)	1,689,614	207,060	118,704	—
MassMutual International Equity Fund, Class I	6,642,972	1,144,802	(1,909,801)	1,498,760	(388,352)	6,988,381	747,420	140,308	92,700
MassMutual Mid Cap Growth Fund, Class I	2,499,323	569,995	(807,815)	680,129	(245,821)	2,695,811	122,928	0	146,584

159

Notes to Financial Statements (Continued)

	Beginning Value as of 9/30/23	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Value as of 9/30/24	Number of Shares Held as of 9/30/24	Dividend Income	Realized Gains Distributions
MM RetireSMART by JPMorgan 2045 Fund (Continued)
MassMutual Mid Cap Value Fund, Class I	$2,502,560	$289,193	$(629,522)	$474,034	$31,924	$2,668,189	206,038	$43,860	$—
MassMutual Overseas Fund, Class I	10,543,813	3,827,465	(5,131,833)	2,228,340	(354,513)	11,113,272	1,166,136	195,349	122,432
MassMutual Small Cap Growth Equity Fund, Class I	1,840,932	169,588	(1,230,466)	613,693	(154,792)	1,238,955	73,138	—	—
MassMutual Small Cap Value Equity Fund, Class I	2,438,254	595,654	(1,486,076)	489,504	(436,128)	1,601,208	174,614	0	370,509
MassMutual Strategic Bond Fund, Class I***	2,984,176	2,812,337	(5,908,951)	262,827	(150,389)	—	—	265,846	—
MassMutual Strategic Emerging Markets Fund, Class I	2,977,264	1,139,074	(1,028,159)	794,338	(327,497)	3,555,020	329,779	3,719	—
MassMutual Total Return Bond Fund, Class I	3,008,847	3,157,685	(1,466,997)	395,530	(170,152)	4,924,913	569,354	252,538	—
MM Equity Asset Fund, Class I	24,693,628	8,422,474	(9,103,053)	6,759,685	(1,359,437)	29,413,297	3,304,865	336,643	2,974,650
	$84,534,403	$44,029,960	$(43,071,278)	$17,520,276	$(4,574,457)	$98,438,904		$1,803,094	$8,413,929
MM RetireSMART by JPMorgan 2050 Fund
MassMutual Blue Chip Growth Fund, Class I	$9,552,222	$7,841,264	$(3,105,823)	$1,158,628	$8,386	$15,454,677	693,968	$—	$3,154,147
MassMutual Core Bond Fund, Class I	1,386,717	5,360,611	(819,741)	246,522	(88,789)	6,085,320	654,336	130,810	—
MassMutual Diversified Value Fund, Class I	3,833,643	7,148,796	(948,141)	(170,465)	(72,329)	9,791,504	936,090	145,510	1,056,254
MassMutual Equity Opportunities Fund, Class I	6,335,414	1,493,714	(1,496,780)	1,226,964	107,990	7,667,302	389,797	82,218	202,805
MassMutual Fundamental Value Fund, Class I*	4,530,744	2,129,002	(6,809,928)	314,206	(164,024)	—	—	132,238	993,809
MassMutual Growth Opportunities Fund, Class I**	3,151,592	819,657	(4,015,790)	36,673	7,868	—	—	—	624,217
MassMutual High Yield Fund, Class I	1,238,041	349,617	(286,202)	150,890	(49,591)	1,402,755	171,906	92,941	—
MassMutual International Equity Fund, Class I	8,588,669	1,290,123	(2,124,689)	1,512,642	(72,576)	9,194,169	983,334	172,105	113,708
MassMutual Mid Cap Growth Fund, Class I	3,241,142	655,807	(916,473)	832,485	(284,840)	3,528,121	160,881	—	182,100
MassMutual Mid Cap Value Fund, Class I	3,245,708	328,785	(728,015)	772,964	(127,484)	3,491,958	269,649	54,567	—
MassMutual Overseas Fund, Class I	13,672,704	4,273,378	(5,714,420)	2,031,811	399,025	14,662,498	1,538,562	241,159	151,143
MassMutual Small Cap Growth Equity Fund, Class I	2,388,863	175,243	(1,516,834)	475,347	99,726	1,622,345	95,770	—	—
MassMutual Small Cap Value Equity Fund, Class I	3,170,597	691,995	(1,843,898)	315,567	(244,009)	2,090,252	227,945	—	458,545
MassMutual Strategic Bond Fund, Class I***	2,562,873	2,023,681	(4,703,117)	218,122	(101,559)	—	—	216,328	—
MassMutual Strategic Emerging Markets Fund, Class I	3,894,206	1,403,162	(1,257,922)	645,860	(46,811)	4,638,495	430,287	4,580	—
MassMutual Total Return Bond Fund, Class I	2,583,020	2,313,714	(1,065,398)	311,702	(121,414)	4,021,624	464,928	205,208	—
MM Equity Asset Fund, Class I	32,001,848	10,271,658	(10,704,244)	7,408,403	(452,679)	38,524,986	4,328,650	419,203	3,704,148
	$105,378,003	$48,570,207	$(48,057,415)	$17,488,321	$(1,203,110)	$122,176,006		$1,896,867	$10,640,876
MM RetireSMART by JPMorgan 2055 Fund
MassMutual Blue Chip Growth Fund, Class I	$4,220,707	$3,691,425	$(1,598,904)	$684,986	$(194,457)	$6,803,757	305,512	$—	$1,423,724
MassMutual Core Bond Fund, Class I	612,033	2,254,445	(256,883)	118,035	(34,316)	2,693,314	289,604	59,627	—
MassMutual Diversified Value Fund, Class I	1,689,926	3,296,427	(520,928)	(77,640)	(51,569)	4,336,216	414,552	65,914	470,032

160

Notes to Financial Statements (Continued)

	Beginning Value as of 9/30/23	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Value as of 9/30/24	Number of Shares Held as of 9/30/24	Dividend Income	Realized Gains Distributions
MM RetireSMART by JPMorgan 2055 Fund (Continued)
MassMutual Equity Opportunities Fund, Class I	$2,797,637	$806,163	$(809,413)	$590,191	$11,499	$3,396,077	172,653	$37,605	$92,759
MassMutual Fundamental Value Fund, Class I*	2,000,637	1,032,027	(3,138,656)	199,938	(93,946)	—	—	59,861	445,656
MassMutual Growth Opportunities Fund, Class I**	1,388,659	420,367	(1,892,650)	150,131	(66,507)	—	—	—	270,253
MassMutual High Yield Fund, Class I	546,549	183,954	(154,391)	72,868	(27,188)	621,792	76,200	42,502	—
MassMutual International Equity Fund, Class I	3,793,675	786,586	(1,197,160)	834,788	(194,662)	4,023,227	430,292	80,026	52,872
MassMutual Mid Cap Growth Fund, Class I	1,431,634	381,731	(505,533)	431,666	(183,046)	1,556,452	70,974	—	83,850
MassMutual Mid Cap Value Fund, Class I	1,430,918	210,569	(392,425)	322,693	(31,354)	1,540,401	118,950	25,086	—
MassMutual Overseas Fund, Class I	6,037,063	2,036,396	(2,753,411)	1,252,492	(175,698)	6,396,842	671,232	111,032	69,588
MassMutual Small Cap Growth Equity Fund, Class I	1,057,255	135,221	(737,077)	300,075	(41,736)	713,738	42,133	—	—
MassMutual Small Cap Value Equity Fund, Class I	1,396,726	391,296	(894,861)	248,600	(221,878)	919,883	100,314	—	211,942
MassMutual Strategic Bond Fund, Class I***	1,131,300	1,208,712	(2,369,923)	109,423	(79,512)	—	—	99,219	—
MassMutual Strategic Emerging Markets Fund, Class I	1,727,388	743,732	(694,258)	390,196	(119,984)	2,047,074	189,896	2,139	—
MassMutual Total Return Bond Fund, Class I	1,140,129	1,329,104	(776,018)	164,823	(80,582)	1,777,456	205,486	95,026	—
MM Select Equity Asset Fund, Class I	14,135,637	5,424,288	(5,730,727)	3,765,957	(608,120)	16,987,035	1,908,656	191,684	1,693,759
	$46,537,873	$24,332,443	$(24,423,218)	$9,559,222	$(2,193,056)	$53,813,264		$869,721	$4,814,435
MM RetireSMART by JPMorgan 2060 Fund
MassMutual Blue Chip Growth Fund, Class I	$1,503,849	$1,660,792	$(557,819)	$197,215	$(21,995)	$2,782,042	124,923	$—	$548,789
MassMutual Core Bond Fund, Class I	217,976	930,237	(84,773)	47,730	(11,378)	1,099,792	118,257	22,648	—
MassMutual Diversified Value Fund, Class I	601,793	1,414,697	(196,153)	(37,230)	(14,013)	1,769,094	169,129	25,142	187,416
MassMutual Equity Opportunities Fund, Class I	994,641	456,179	(308,315)	217,350	11,797	1,371,652	69,733	13,856	34,176
MassMutual Fundamental Value Fund, Class I*	712,865	484,653	(1,222,509)	51,052	(26,061)	—	—	23,091	176,803
MassMutual Growth Opportunities Fund, Class I**	494,952	243,041	(757,216)	15,474	3,749	—	—	—	111,018
MassMutual High Yield Fund, Class I	194,139	96,767	(57,147)	26,279	(8,783)	251,255	30,791	16,118	—
MassMutual International Equity Fund, Class I	1,355,339	523,634	(483,983)	278,710	(29,961)	1,643,739	175,801	29,405	19,427
MassMutual Mid Cap Growth Fund, Class I	508,981	217,036	(185,455)	153,416	(59,848)	634,130	28,916	—	30,844
MassMutual Mid Cap Value Fund, Class I	509,642	159,248	(151,973)	138,188	(27,552)	627,553	48,460	9,207	—
MassMutual Overseas Fund, Class I	2,159,001	1,004,813	(921,397)	436,956	(20,048)	2,659,325	279,048	41,506	26,013
MassMutual Small Cap Growth Equity Fund, Class I	375,706	84,242	(266,059)	81,244	16,515	291,648	17,217	—	—
MassMutual Small Cap Value Equity Fund, Class I	496,594	192,938	(325,869)	65,031	(53,065)	375,629	40,963	—	77,885
MassMutual Strategic Bond Fund, Class I***	402,953	530,992	(943,410)	35,956	(26,491)	—	—	37,553	—

161

Notes to Financial Statements (Continued)

	Beginning Value as of 9/30/23	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Value as of 9/30/24	Number of Shares Held as of 9/30/24	Dividend Income	Realized Gains Distributions
MM RetireSMART by JPMorgan 2060 Fund (Continued)
MassMutual Strategic Emerging Markets Fund, Class I	$618,062	$360,359	$(239,577)	$119,283	$(13,001)	$845,126	78,398	$806	$—
MassMutual Total Return Bond Fund, Class I	406,076	531,188	(243,665)	58,923	(25,556)	726,966	84,042	36,010	—
MM Equity Asset Fund, Class I	5,036,699	2,697,901	(1,968,282)	1,329,773	(115,181)	6,980,910	784,372	71,370	630,637
	$16,589,268	$11,588,717	$(8,913,602)	$3,215,350	$(420,872)	$22,058,861		$326,712	$1,843,008
MM RetireSMART by JPMorgan 2065 Fund
MassMutual Blue Chip Growth Fund, Class I	$69,745	$87,807	$(27,949)	$1,310	$3,916	$134,829	6,054	$—	$22,890
MassMutual Core Bond Fund, Class I	10,112	45,867	(3,839)	1,382	(179)	53,343	5,736	893	—
MassMutual Diversified Value Fund, Class I	28,316	74,161	(12,254)	(3,477)	(79)	86,667	8,286	1,076	9,000
MassMutual Equity Opportunities Fund, Class I	46,796	28,059	(17,429)	9,557	356	67,339	3,423	527	1,301
MassMutual Fundamental Value Fund, Class I*	33,064	27,204	(60,619)	508	(157)	—	—	964	8,012
MassMutual Growth Opportunities Fund, Class I**	23,227	16,266	(39,279)	(1,551)	1,337	—	—	—	5,643
MassMutual High Yield Fund, Class I	9,143	5,625	(3,202)	784	(50)	12,300	1,507	659	—
MassMutual International Equity Fund, Class I	63,501	38,042	(30,395)	11,281	(411)	82,018	8,772	1,078	712
MassMutual Mid Cap Growth Fund, Class I	23,901	13,880	(10,594)	3,817	25	31,029	1,415	—	1,170
MassMutual Mid Cap Value Fund, Class I	23,932	12,792	(10,738)	5,070	(287)	30,769	2,376	350	—
MassMutual Overseas Fund, Class I	99,275	63,593	(50,159)	17,676	(431)	129,954	13,636	1,478	926
MassMutual Small Cap Growth Equity Fund, Class I	17,621	5,700	(12,530)	3,342	504	14,637	864	—	—
MassMutual Small Cap Value Equity Fund, Class I	23,362	10,652	(15,581)	2,347	(1,624)	19,156	2,089	—	2,953
MassMutual Strategic Bond Fund, Class I***	18,688	21,200	(40,717)	1,267	(438)	—	—	1,456	—
MassMutual Strategic Emerging Markets Fund, Class I	28,491	22,888	(14,022)	5,067	(766)	41,658	3,864	29	—
MassMutual Total Return Bond Fund, Class I	18,836	36,537	(21,923)	2,429	(842)	35,037	4,051	1,399	—
MM Equity Asset Fund, Class I	233,596	149,629	(96,613)	42,073	8,015	336,700	37,831	2,659	23,497
	$771,606	$659,902	$(467,843)	$102,882	$8,889	$1,075,436		$12,568	$76,104
MM Select T. Rowe Price Retirement Balanced Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$37,536,714	$10,515,242	$(5,071,162)	$4,518,018	$(995,295)	$46,503,517	5,184,339	$873,434	$—
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	7,416,739	1,596,762	(9,313,261)	1,689,714	(1,389,954)	—	—	598,676	—
MassMutual Select T. Rowe Price International Equity Fund, Class I	18,295,745	4,176,282	(3,108,937)	3,640,864	302,829	23,306,783	1,932,569	553,689	—
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	26,978,273	13,868,302	(8,170,280)	11,704,116	(2,110,259)	42,270,152	2,604,446	463,494	282,224
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	35,436,769	8,536,150	(43,413,162)	4,096,772	(4,656,529)	—	—	1,954,390	—

162

Notes to Financial Statements (Continued)

	Beginning Value as of 9/30/23	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Value as of 9/30/24	Number of Shares Held as of 9/30/24	Dividend Income	Realized Gains Distributions
MM Select T. Rowe Price Retirement Balanced Fund (Continued)
MassMutual Select T. Rowe Price Real Assets Fund, Class I	$4,264,718	$1,561,433	$(608,941)	$855,064	$76,340	$6,148,614	483,382	$81,735	$29,030
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	9,443,837	2,138,392	(2,092,031)	1,805,133	176,477	11,471,808	821,763	144,905	294,604
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	5,915,888	1,127,371	(6,964,359)	1,973,051	(2,051,951)	—	—	335,862	—
MM S&P 500 Index Fund, Class I	6,144,234	3,464,507	(10,655,602)	1,040,934	5,927	—	—	93,555	376,397
	$151,432,917	$46,984,441	$(89,397,735)	$31,323,666	$(10,642,415)	$129,700,874		$5,099,740	$982,255
MM Select T. Rowe Price Retirement 2005 Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$3,708,324	$1,511,661	$(1,926,796)	$708,443	$(400,583)	$3,601,049	401,455	$82,943	$—
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	694,361	197,882	(919,883)	119,658	(92,018)	—	—	54,384	—
MassMutual Select T. Rowe Price International Equity Fund, Class I	1,887,331	621,172	(1,012,443)	414,843	(57,961)	1,852,942	153,644	55,142	—
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	2,802,756	1,645,155	(1,980,086)	663,237	208,783	3,339,845	205,782	46,025	28,026
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	3,027,774	1,002,857	(3,985,514)	328,873	(373,990)	—	—	157,542	—
MassMutual Select T. Rowe Price Real Assets Fund, Class I	446,266	204,597	(249,955)	101,596	(17,358)	485,146	38,140	8,129	2,887
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	980,368	311,977	(570,591)	276,187	(94,785)	903,156	64,696	14,509	29,496
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	592,558	160,812	(747,036)	128,227	(134,561)	—	—	31,653	—
MM S&P 500 Index Fund, Class I	682,638	378,235	(1,159,323)	2,926	95,524	—	—	9,273	37,308
	$14,822,376	$6,034,348	$(12,551,627)	$2,743,990	$(866,949)	$10,182,138		$459,600	$97,717
MM Select T. Rowe Price Retirement 2010 Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$19,550,886	$3,335,355	$(6,542,900)	$2,905,258	$(1,310,731)	$17,937,868	1,999,762	$442,710	$—
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	3,652,268	414,634	(4,214,645)	923,940	(776,197)	—	—	284,022	—
MassMutual Select T. Rowe Price International Equity Fund, Class I	11,352,096	1,083,504	(3,986,132)	1,191,158	918,473	10,559,099	875,547	333,567	—
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	16,872,778	5,433,202	(8,446,676)	6,088,858	(903,272)	19,044,890	1,173,437	280,226	170,630
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	14,631,456	2,310,398	(16,722,194)	1,795,646	(2,015,306)	—	—	767,215	—
MassMutual Select T. Rowe Price Real Assets Fund, Class I	2,680,794	546,046	(962,101)	493,380	(1,543)	2,756,576	216,712	49,337	17,523
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	5,916,333	627,839	(2,491,415)	847,859	234,780	5,135,396	367,865	88,695	180,323

163

Notes to Financial Statements (Continued)

	Beginning Value as of 9/30/23	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Value as of 9/30/24	Number of Shares Held as of 9/30/24	Dividend Income	Realized Gains Distributions
MM Select T. Rowe Price Retirement 2010 Fund (Continued)
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	$3,287,226	$299,511	$(3,570,595)	$1,049,633	$(1,065,775)	$—	—	$175,860	$—
MM S&P 500 Index Fund, Class I	3,888,123	1,522,357	(5,986,005)	483,967	91,558	—	—	55,295	222,468
	$81,831,960	$15,572,846	$(52,922,663)	$15,779,699	$(4,828,013)	$55,433,829		$2,476,927	$590,944
MM Select T. Rowe Price Retirement 2015 Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$20,710,894	$3,918,500	$(6,783,861)	$3,127,980	$(1,443,597)	$19,529,916	2,177,248	$466,131	$—
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	3,744,705	544,680	(4,443,048)	889,244	(735,581)	—	—	299,453	—
MassMutual Select T. Rowe Price International Equity Fund, Class I	13,164,343	1,405,475	(4,571,332)	1,560,018	919,830	12,478,334	1,034,688	383,340	—
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	19,677,500	6,938,405	(9,782,577)	7,133,264	(1,041,757)	22,924,835	1,412,498	321,835	195,966
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	13,745,684	2,804,791	(16,336,877)	1,780,037	(1,993,635)	—	—	733,934	—
MassMutual Select T. Rowe Price Real Assets Fund, Class I	3,132,264	662,195	(1,094,619)	622,094	(42,183)	3,279,751	257,842	57,029	20,255
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	6,895,445	803,975	(3,041,097)	1,201,173	52,931	5,912,427	423,526	101,213	205,774
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	3,619,461	433,895	(4,025,227)	1,140,253	(1,168,382)	—	—	195,457	—
MM S&P 500 Index Fund, Class I	4,321,206	2,634,021	(7,631,776)	513,686	162,863	—	—	65,705	264,346
	$89,011,502	$20,145,937	$(57,710,414)	$17,967,749	$(5,289,511)	$64,125,263		$2,624,097	$686,341
MM Select T. Rowe Price Retirement 2020 Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$92,876,004	$14,317,556	$(45,082,553)	$16,703,509	$(9,967,109)	$68,847,407	7,675,296	$2,025,921	$—
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	16,426,833	1,711,474	(18,791,294)	4,050,565	(3,397,578)	—	—	1,256,351	—
MassMutual Select T. Rowe Price International Equity Fund, Class I	66,078,552	4,153,323	(33,157,538)	4,464,491	6,853,561	48,392,389	4,012,636	1,864,642	—
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	98,348,136	27,172,108	(65,177,609)	28,451,568	(253,427)	88,540,776	5,455,377	1,568,902	955,311
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	54,127,258	9,339,804	(62,660,462)	7,296,128	(8,102,728)	—	—	2,800,077	—
MassMutual Select T. Rowe Price Real Assets Fund, Class I	15,579,442	2,731,172	(8,041,480)	2,020,565	579,151	12,868,850	1,011,702	277,396	98,523
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	34,637,123	2,511,364	(20,263,535)	5,713,511	5,122	22,603,585	1,619,168	493,918	1,004,170
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	16,538,995	1,329,740	(17,795,948)	5,709,869	(5,782,656)	—	—	855,276	—
MM S&P 500 Index Fund, Class I	20,266,356	11,487,774	(34,801,749)	1,940,463	1,107,156	—	—	305,605	1,229,537
	$414,878,699	$74,754,315	$(305,772,168)	$76,350,669	$(18,958,508)	$241,253,007		$11,448,088	$3,287,541

164

Notes to Financial Statements (Continued)

	Beginning Value as of 9/30/23	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Value as of 9/30/24	Number of Shares Held as of 9/30/24	Dividend Income	Realized Gains Distributions
MM Select T. Rowe Price Retirement 2025 Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$90,139,128	$17,089,048	$(40,997,130)	$16,282,544	$(9,549,442)	$72,964,148	8,134,242	$1,957,648	$—
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	14,022,423	1,671,855	(16,261,510)	3,356,080	(2,788,848)	—	—	1,149,777	—
MassMutual Select T. Rowe Price International Equity Fund, Class I	79,119,563	6,668,075	(38,657,941)	8,319,873	5,413,947	60,863,517	5,046,726	2,227,879	—
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	118,365,296	35,863,630	(75,695,697)	37,334,521	(3,104,932)	112,762,818	6,947,802	1,878,680	1,143,936
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	41,404,545	10,194,369	(50,927,488)	5,042,934	(5,714,360)	—	—	2,242,545	—
MassMutual Select T. Rowe Price Real Assets Fund, Class I	18,563,822	3,205,671	(8,766,309)	2,821,840	307,073	16,132,097	1,268,247	328,137	116,546
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	41,012,446	3,468,621	(23,027,732)	8,425,264	(1,460,332)	28,418,267	2,035,692	586,573	1,192,546
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	17,924,861	1,535,685	(19,370,212)	6,320,982	(6,411,316)	—	—	921,094	—
MM S&P 500 Index Fund, Class I	25,200,831	14,339,763	(43,151,248)	2,926,538	684,116	—	—	355,434	1,430,003
	$445,752,915	$94,036,717	$(316,855,267)	$90,830,576	$(22,624,094)	$291,140,847		$11,647,767	$3,883,031
MM Select T. Rowe Price Retirement 2030 Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$183,205,354	$42,244,162	$(82,520,342)	$31,144,913	$(16,904,025)	$157,170,062	17,521,746	$4,135,745	$—
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	22,931,547	3,948,085	(27,814,803)	5,333,205	(4,398,034)	—	—	2,018,528	—
MassMutual Select T. Rowe Price International Equity Fund, Class I	239,156,747	20,631,919	(106,940,433)	26,411,409	18,125,173	197,384,815	16,366,900	7,104,873	—
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	360,445,832	119,275,993	(227,064,368)	81,783,182	29,166,199	363,606,838	22,403,379	5,988,178	3,646,226
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	39,576,194	16,530,506	(55,330,095)	3,278,515	(4,055,120)	—	—	2,420,030	—
MassMutual Select T. Rowe Price Real Assets Fund, Class I	54,416,004	10,215,148	(25,272,148)	7,656,881	2,013,759	49,029,644	3,854,532	1,000,299	355,280
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	123,870,032	11,439,588	(64,519,443)	14,571,784	7,731,461	93,093,422	6,668,583	1,861,123	3,783,803
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	44,935,350	4,586,197	(49,202,744)	17,799,374	(18,118,177)	—	—	2,422,226	—
MM S&P 500 Index Fund, Class I	78,849,807	33,714,124	(124,429,881)	15,972,879	(4,106,929)	—	—	1,165,636	4,689,652
	$1,147,386,867	$262,585,722	$(763,094,257)	$203,952,142	$9,454,307	$860,284,781		$28,116,638	$12,474,961
MM Select T. Rowe Price Retirement 2035 Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$70,107,340	$23,916,325	$(31,419,985)	$12,491,532	$(6,727,009)	$68,368,203	7,621,873	$1,604,675	$—
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	6,539,133	2,323,455	(9,140,652)	1,533,879	(1,255,815)	—	—	648,283	—
MassMutual Select T. Rowe Price International Equity Fund, Class I	157,477,969	25,992,048	(66,973,519)	18,979,427	11,868,527	147,344,452	12,217,616	4,731,726	—

165

Notes to Financial Statements (Continued)

	Beginning Value as of 9/30/23	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Value as of 9/30/24	Number of Shares Held as of 9/30/24	Dividend Income	Realized Gains Distributions
MM Select T. Rowe Price Retirement 2035 Fund (Continued)
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	$238,243,834	$98,703,321	$(141,510,360)	$60,795,692	$15,756,815	$271,989,302	16,758,429	$4,035,053	$2,456,960
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	53,975	1,810,536	(1,861,964)	6,392	(8,939)	—	—	25,584	—
MassMutual Select T. Rowe Price Real Assets Fund, Class I	35,205,373	9,242,713	(15,977,754)	6,168,167	393,205	35,031,704	2,754,065	649,083	230,537
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	79,416,492	11,669,943	(36,590,490)	11,583,635	3,440,079	69,519,659	4,979,918	1,205,812	2,451,504
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	21,306,073	2,836,333	(23,958,098)	7,662,153	(7,846,461)	—	—	1,163,127	—
MM S&P 500 Index Fund, Class I	56,582,801	17,862,313	(83,396,625)	9,464,352	(512,841)	—	—	855,700	3,442,707
	$664,932,990	$194,356,987	$(410,829,447)	$128,685,229	$15,107,561	$592,253,320		$14,919,043	$8,581,708
MM Select T. Rowe Price Retirement 2040 Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$57,600,607	$21,136,061	$(29,630,397)	$10,918,719	$(6,374,011)	$53,650,979	5,981,157	$1,331,762	$—
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	2,677,619	1,567,778	(4,368,070)	599,496	(476,823)	—	—	311,108	—
MassMutual Select T. Rowe Price International Equity Fund, Class I	301,264,860	42,850,781	(143,116,100)	31,890,283	25,866,907	258,756,731	21,455,782	9,094,442	—
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	455,742,042	176,466,961	(296,014,455)	88,598,875	56,314,163	481,107,586	29,643,105	7,783,633	4,739,485
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	241,948	2,871,506	(3,106,976)	30,190	(36,668)	—	—	48,989	—
MassMutual Select T. Rowe Price Real Assets Fund, Class I	67,237,552	16,500,960	(34,326,069)	11,418,641	785,171	61,616,255	4,844,045	1,242,843	441,425
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	150,956,115	17,459,942	(73,280,743)	16,669,790	11,319,126	123,124,230	8,819,787	2,320,595	4,717,942
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	20,135,326	2,200,385	(22,168,848)	9,784,657	(9,951,520)	—	—	1,105,475	—
MM S&P 500 Index Fund, Class I	106,246,482	27,205,181	(150,511,956)	20,606,268	(3,545,975)	—	—	1,678,226	6,751,944
	$1,162,102,551	$308,259,555	$(756,523,614)	$190,516,919	$73,900,370	$978,255,781		$24,917,073	$16,650,796
MM Select T. Rowe Price Retirement 2045 Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$9,441,903	$2,524,086	$(4,427,062)	$1,689,983	$(978,063)	$8,250,847	919,827	$213,358	$—
MassMutual Select T. Rowe Price International Equity Fund, Class I	154,857,521	34,059,364	(68,269,925)	18,647,792	12,080,157	151,374,909	12,551,817	4,670,606	—
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	234,470,963	110,423,996	(138,668,559)	61,435,802	15,506,864	283,169,066	17,447,262	4,010,376	2,441,934
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	67,902	1,483,071	(1,548,520)	8,301	(10,754)	—	—	22,239	—
MassMutual Select T. Rowe Price Real Assets Fund, Class I	34,676,861	11,123,149	(16,392,282)	6,823,132	(239,386)	35,991,474	2,829,518	637,653	226,477
MassMutual Select T. Rowe Price Small And Mid Cap Blend Fund, Class I	76,982,554	14,047,693	(34,573,698)	10,297,731	4,616,948	71,371,228	5,112,552	1,189,457	2,418,253

166

Notes to Financial Statements (Continued)

	Beginning Value as of 9/30/23	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Value as of 9/30/24	Number of Shares Held as of 9/30/24	Dividend Income	Realized Gains Distributions
MM Select T. Rowe Price Retirement 2045 Fund (Continued)
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I	$4,691,613	$709,425	$(5,352,444)	$1,606,458	$(1,655,052)	$—	—	$259,625	$—
MM S&P 500 Index Fund, Class I	55,426,326	17,545,648	(81,945,730)	11,050,411	(2,076,655)	—	—	879,237	3,537,404
	$570,615,643	$191,916,432	$(351,178,220)	$111,559,610	$27,244,059	$550,157,524		$11,882,551	$8,624,068
MM Select T. Rowe Price Retirement 2050 Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$5,191,456	$1,070,231	$(2,086,934)	$837,432	$(426,797)	$4,585,388	511,192	$118,332	$—
MassMutual Select T. Rowe Price International Equity Fund, Class I	234,417,731	49,219,466	(100,933,979)	28,616,672	18,678,107	229,997,997	19,071,144	7,119,457	—
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	355,117,912	162,047,709	(204,886,991)	81,752,872	36,927,470	430,958,972	26,553,233	6,124,834	3,729,436
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	106,072	2,252,122	(2,354,392)	12,939	(16,741)	—	—	34,132	—
MassMutual Select T. Rowe Price Real Assets Fund, Class I	52,428,824	16,379,427	(24,271,522)	9,846,603	254,287	54,637,619	4,295,410	971,287	344,975
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	116,357,160	20,148,449	(50,378,902)	14,950,983	7,882,711	108,960,401	7,805,186	1,814,444	3,688,899
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	2,443,907	356,252	(2,775,291)	1,027,742	(1,052,610)	—	—	136,460	—
MM S&P 500 Index Fund, Class I	83,614,579	25,891,225	(123,203,164)	16,665,992	(2,968,632)	—	—	1,336,100	5,375,482
	$849,677,641	$277,364,881	$(510,891,175)	$153,711,235	$59,277,795	$829,140,377		$17,655,046	$13,138,792
MM Select T. Rowe Price Retirement 2055 Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$2,171,541	$421,625	$(1,221,936)	$414,509	$(265,909)	$1,519,830	169,435	$50,114	$—
MassMutual Select T. Rowe Price International Equity Fund, Class I	105,089,985	30,789,676	(57,697,572)	13,825,685	7,181,408	99,189,182	8,224,642	3,229,691	—
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	158,755,321	89,445,791	(114,606,290)	45,464,511	6,972,233	186,031,566	11,462,204	2,783,489	1,694,877
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	22,798	1,060,427	(1,081,863)	2,673	(4,035)	—	—	14,545	—
MassMutual Select T. Rowe Price Real Assets Fund, Class I	23,509,445	9,387,918	(13,879,528)	4,766,569	(272,720)	23,511,684	1,848,403	438,955	155,905
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	52,634,879	12,720,869	(28,874,698)	8,800,668	1,380,952	46,662,670	3,342,598	825,181	1,677,653
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	983,187	195,280	(1,170,398)	386,313	(394,382)	—	—	54,318	—
MM S&P 500 Index Fund, Class I	37,473,299	13,513,571	(57,280,886)	6,989,738	(695,722)	—	—	602,032	2,422,138
	$380,640,455	$157,535,157	$(275,813,171)	$80,650,666	$13,901,825	$356,914,932		$7,998,325	$5,950,573
MM Select T. Rowe Price Retirement 2060 Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$1,288,986	$457,206	$(571,676)	$231,489	$(121,844)	$1,284,161	143,162	$30,733	$—
MassMutual Select T. Rowe Price International Equity Fund, Class I	59,242,002	29,794,031	(23,369,577)	13,016,559	1,078,038	79,761,053	6,613,686	1,884,472	—

167

Notes to Financial Statements (Continued)

	Beginning Value as of 9/30/23	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Value as of 9/30/24	Number of Shares Held as of 9/30/24	Dividend Income	Realized Gains Distributions
MM Select T. Rowe Price Retirement 2060 Fund (Continued)
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	$89,582,438	$73,472,451	$(47,821,624)	$34,776,671	$(330,587)	$149,679,349	9,222,387	$1,620,692	$986,845
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	10,970	664,545	(674,541)	1,265	(2,239)	—	—	9,024	—
MassMutual Select T. Rowe Price Real Assets Fund, Class I	13,265,736	8,186,974	(5,613,956)	3,361,679	(284,798)	18,915,635	1,487,078	255,990	90,921
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	29,675,062	13,003,493	(11,850,840)	7,440,597	(745,320)	37,522,992	2,687,893	481,813	979,561
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	551,974	182,620	(728,195)	174,132	(180,531)	—	—	32,816	—
MM S&P 500 Index Fund, Class I	21,127,766	10,661,241	(35,544,056)	2,764,303	990,746	—	—	349,811	1,407,383
	$214,744,934	$136,422,561	$(126,174,465)	$61,766,695	$403,465	$287,163,190		$4,665,351	$3,464,710
MM Select T. Rowe Price Retirement 2065 Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$6,865	$22,643	$(12,815)	$1,069	$323	$18,085	2,016	$235	$—
MassMutual Select T. Rowe Price International Equity Fund, Class I	326,921	1,243,787	(593,436)	130,612	53,843	1,161,727	96,329	14,708	—
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	493,049	2,383,244	(1,137,056)	210,745	231,044	2,181,026	134,382	12,496	7,609
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	—	9,998	(9,966)	—	(32)	—	—	124	—
MassMutual Select T. Rowe Price Real Assets Fund, Class I	73,145	303,284	(142,700)	34,251	7,488	275,468	21,656	2,029	721
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	162,488	587,762	(282,410)	60,178	23,610	551,628	39,515	3,721	7,564
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	3,103	8,677	(11,385)	513	(908)	—	—	343	—
MM S&P 500 Index Fund, Class I	116,188	388,242	(546,116)	(3,808)	45,494	—	—	2,697	10,850
	$1,181,759	$4,947,637	$(2,735,884)	$433,560	$360,862	$4,187,934		$36,353	$26,744

*
The Fund was reorganized into the MassMutual Diversified Value Fund prior to the opening of business on September 23, 2024. There is no associated Net Realized Gain (Loss) associated with the sales related to the merger.

**
The Fund was reorganized into the MassMutual Blue Chip Growth Fund prior to the opening of business on September 23, 2024. There is no associated Net Realized Gain (Loss) associated with the sales related to the merger.

***
The Fund was reorganized into the MassMutual Core Bond Fund prior to the opening of business on September 23, 2024. There is no associated Net Realized Gain (Loss) associated with the sales related to the merger.

8. Indemnifications
Under the Funds’ organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

168

Notes to Financial Statements (Continued)
9. Upcoming Fund Liquidations
The Trustees have approved Plans of Liquidation and Termination pursuant to which it is expected that the MM RetireSMART by JPMorgan In Retirement Fund, MM RetireSMART by JPMorgan 2020 Fund, MM RetireSMART by JPMorgan 2025 Fund, MM RetireSMART by JPMorgan 2030 Fund, MM RetireSMART by JPMorgan 2035 Fund, MM RetireSMART by JPMorgan 2040 Fund, MM RetireSMART by JPMorgan 2045 Fund, MM RetireSMART by JPMorgan 2050 Fund, MM RetireSMART by JPMorgan 2055 Fund, MM RetireSMART by JPMorgan 2060 Fund, and MM RetireSMART by JPMorgan 2065 Fund (each, a “Fund”) will be dissolved. Effective on or about January 24, 2025 (the “Termination Date”), shareholders of the various classes of shares of each Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

169

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of MassMutual Select Funds and Shareholders of MassMutual 20/80 Allocation Fund, MassMutual 40/60 Allocation Fund, MassMutual 60/40 Allocation Fund, MassMutual 80/20 Allocation Fund, MassMutual RetireSMARTSM by JPMorgan In Retirement Fund, MassMutual RetireSMARTSM by JPMorgan 2020 Fund, MassMutual RetireSMARTSM by JPMorgan 2025 Fund, MassMutual RetireSMARTSM by JPMorgan 2030 Fund, MassMutual RetireSMARTSM by JPMorgan 2035 Fund, MassMutual RetireSMARTSM by JPMorgan 2040 Fund, MassMutual RetireSMARTSM by JPMorgan 2045 Fund, MassMutual RetireSMARTSM by JPMorgan 2050 Fund, MassMutual RetireSMARTSM by JPMorgan 2055 Fund, MassMutual RetireSMARTSM by JPMorgan 2060 Fund, MassMutual RetireSMARTSM by JPMorgan 2065 Fund, MassMutual Select T. Rowe Price Retirement Balanced Fund, MassMutual Select T. Rowe Price Retirement 2005 Fund, MassMutual Select T. Rowe Price Retirement 2010 Fund, MassMutual Select T. Rowe Price Retirement 2015 Fund, MassMutual Select T. Rowe Price Retirement 2020 Fund, MassMutual Select T. Rowe Price Retirement 2025 Fund, MassMutual Select T. Rowe Price Retirement 2030 Fund, MassMutual Select T. Rowe Price Retirement 2035 Fund, MassMutual Select T. Rowe Price Retirement 2040 Fund, MassMutual Select T. Rowe Price Retirement 2045 Fund, MassMutual Select T. Rowe Price Retirement 2050 Fund, MassMutual Select T. Rowe Price Retirement 2055 Fund, MassMutual Select T. Rowe Price Retirement 2060 Fund, and MassMutual Select T. Rowe Price Retirement 2065 Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of MassMutual 20/80 Allocation Fund, MassMutual 40/60 Allocation Fund, MassMutual 60/40 Allocation Fund, MassMutual 80/20 Allocation Fund, MassMutual RetireSMARTSM by JPMorgan In Retirement Fund, MassMutual RetireSMARTSM by JPMorgan 2020 Fund, MassMutual RetireSMARTSM by JPMorgan 2025 Fund, MassMutual RetireSMARTSM by JPMorgan 2030 Fund, MassMutual RetireSMARTSM by JPMorgan 2035 Fund, MassMutual RetireSMARTSM by JPMorgan 2040 Fund, MassMutual RetireSMARTSM by JPMorgan 2045 Fund, MassMutual RetireSMARTSM by JPMorgan 2050 Fund, MassMutual RetireSMARTSM by JPMorgan 2055 Fund, MassMutual RetireSMARTSM by JPMorgan 2060 Fund, MassMutual RetireSMARTSM by JPMorgan 2065 Fund, MassMutual Select T. Rowe Price Retirement Balanced Fund, MassMutual Select T. Rowe Price Retirement 2005 Fund, MassMutual Select T. Rowe Price Retirement 2010 Fund, MassMutual Select T. Rowe Price Retirement 2015 Fund, MassMutual Select T. Rowe Price Retirement 2020 Fund, MassMutual Select T. Rowe Price Retirement 2025 Fund, MassMutual Select T. Rowe Price Retirement 2030 Fund, MassMutual Select T. Rowe Price Retirement 2035 Fund, MassMutual Select T. Rowe Price Retirement 2040 Fund, MassMutual Select T. Rowe Price Retirement 2045 Fund, MassMutual Select T. Rowe Price Retirement 2050 Fund, MassMutual Select T. Rowe Price Retirement 2055 Fund, MassMutual Select T. Rowe Price Retirement 2060 Fund, and MassMutual Select T. Rowe Price Retirement 2065 Fund (the “Funds”), each a fund of MassMutual Select Funds, including the portfolios of investments, as of September 30, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended (except for the related statements of changes in net asset and financial highlights for MassMutual RetireSMARTSM by JPMorgan 2065 Fund and the MassMutual Select T. Rowe Price Retirement 2065 Fund which are for the year then ended and the period from February 1, 2023 (commencement of operations) through September 30, 2023), and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2024, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended (except for the related statements of changes in net asset and financial highlights for MassMutual RetireSMARTSM by JPMorgan 2065 Fund and the MassMutual Select T. Rowe Price Retirement 2065 Fund which are for the year then ended and the period from February 1, 2023 (commencement of operations) through September 30, 2023), in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material

170

Report of Independent Registered Public Accounting Firm (Continued)
misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with transfer agents. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
November 26, 2024
We have served as the auditor of one or more MassMutual investment companies since 1995.

171

Federal Tax Information (Unaudited)

For the year ended September 30, 2024, the following Fund(s) earned the following foreign sources of income:

Amount
20/80 Allocation Fund	$117,203
40/60 Allocation Fund	226,325
60/40 Allocation Fund	301,120
80/20 Allocation Fund	289,243
MM RetireSMART by JPMorgan In Retirement Fund	136,672
MM RetireSMART by JPMorgan 2020 Fund	214,107
MM RetireSMART by JPMorgan 2025 Fund	324,268
MM RetireSMART by JPMorgan 2030 Fund	778,356
MM RetireSMART by JPMorgan 2035 Fund	635,277
MM RetireSMART by JPMorgan 2040 Fund	887,459
MM RetireSMART by JPMorgan 2045 Fund	574,023
MM RetireSMART by JPMorgan 2050 Fund	712,287
MM RetireSMART by JPMorgan 2055 Fund	321,259
MM RetireSMART by JPMorgan 2060 Fund	133,049
MM RetireSMART by JPMorgan 2065 Fund	4,847
MM Select T. Rowe Price Retirement Balanced Fund	501,035
MM Select T. Rowe Price Retirement 2005 Fund	50,191
MM Select T. Rowe Price Retirement 2010 Fund	306,713
MM Select T. Rowe Price Retirement 2015 Fund	350,191
MM Select T. Rowe Price Retirement 2020 Fund	1,676,750
MM Select T. Rowe Price Retirement 2025 Fund	1,985,408
MM Select T. Rowe Price Retirement 2030 Fund	6,015,393
MM Select T. Rowe Price Retirement 2035 Fund	3,877,950
MM Select T. Rowe Price Retirement 2040 Fund	7,185,124
MM Select T. Rowe Price Retirement 2045 Fund	3,629,705
MM Select T. Rowe Price Retirement 2050 Fund	5,377,266
MM Select T. Rowe Price Retirement 2055 Fund	2,511,369
MM Select T. Rowe Price Retirement 2060 Fund	1,411,261
MM Select T. Rowe Price Retirement 2065 Fund	13,388

Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Dividend Income
Under Section 854(b)(2) of the Code, the Fund(s) hereby designate the maximum amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the year ended September 30, 2024.
The Fund(s) intend to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in the Treasury Regulations §1.163(j)-1(b).

172

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.

173

Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.

174

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

175

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Trustees’ Approval of Investment Advisory Contracts
At their meetings in May and June 2024, the Contract Committee (the “Committee”) and the Trustees, including the Trustees who are not “interested persons” (as such term is defined in the 1940 Act) of the Trust, MML Advisers, J.P. Morgan, or T. Rowe Price (the “Independent Trustees”), considered and re-approved the existing advisory and subadvisory agreements (collectively, the “Contracts”) for each of the 20/80 Allocation Fund, 40/60 Allocation Fund, 60/40 Allocation Fund, 80/20 Allocation Fund, MM RetireSMART by JPMorgan In Retirement Fund, MM RetireSMART by JPMorgan 2020 Fund, MM RetireSMART by JPMorgan 2025 Fund, MM RetireSMART by JPMorgan 2030 Fund, MM RetireSMART by JPMorgan 2035 Fund, MM RetireSMART by JPMorgan 2040 Fund, MM RetireSMART by JPMorgan 2045 Fund, MM RetireSMART by JPMorgan 2050 Fund, MM RetireSMART by JPMorgan 2055 Fund, MM RetireSMART by JPMorgan 2060 Fund, MM RetireSMART by JPMorgan 2065 Fund, MM Select T. Rowe Price Retirement Balanced Fund, MM Select T. Rowe Price Retirement 2005 Fund, MM Select T. Rowe Price Retirement 2010 Fund, MM Select T. Rowe Price Retirement 2015 Fund, MM Select T. Rowe Price Retirement 2020 Fund, MM Select T. Rowe Price Retirement 2025 Fund, MM Select T. Rowe Price Retirement 2030 Fund, MM Select T. Rowe Price Retirement 2035 Fund, MM Select T. Rowe Price Retirement 2040 Fund, MM Select T. Rowe Price Retirement 2045 Fund, MM Select T. Rowe Price Retirement 2050 Fund, MM Select T. Rowe Price Retirement 2055 Fund, MM Select T. Rowe Price Retirement 2060 Fund, and MM Select T. Rowe Price Retirement 2065 Fund, as applicable. In preparation for the meetings, the Trustees requested, and MML Advisers, J.P. Morgan, and T. Rowe Price provided in advance, certain materials relevant to the consideration of the Contracts (the “Meeting Materials”). In all of their deliberations, the Trustees were advised by independent counsel.
The Committee received in advance of the meetings (i) a memorandum from MML Advisers discussing the nature and quality of the services it provides as investment adviser to the Funds; (ii) a profitability analysis prepared by MML Advisers; and (iii) a fee and performance study report (the “Third-Party Report”) with respect to each Fund prepared by an independent third-party vendor (the “Third-Party”). The Third-Party Report provided detailed comparative advisory fee, total expense, and performance information for each Fund to assist the Committee in its evaluation of the Contracts. The Committee also considered information presented to it throughout the year regarding MML Advisers, J.P. Morgan, and T. Rowe Price.
The Committee considered the nature, scope, and quality of services MML Advisers provides to the Funds, including: (i) the financial condition, stability, and business strategy of MML Advisers; (ii) the capabilities of MML Advisers with respect to regulatory compliance and its ability to monitor compliance with the investment policies of the Funds; (iii) MML Advisers’ ability to provide investment oversight and provide for administrative and shareholder services to the Funds; and (iv) the experience and qualifications of the personnel of MML Advisers that perform, or oversee the performance of, the services provided to the Funds, and the needs of the Funds for administrative and shareholder services. The Committee noted that it had received in the Meeting Materials or during the course of the past year: (i) detailed information regarding MML Advisers’ ability to provide investment oversight and provide for administrative and shareholder services to the Funds; and (ii) a wide range of information about each of J.P. Morgan and T. Rowe Price and its personnel with responsibility for providing services to the Funds, as applicable, and the fees payable to J.P. Morgan and T. Rowe Price by MML Advisers. MML Advisers reviewed with the Committee in detail the work MML Advisers does in its oversight roles, the expertise it brings to these roles, the size of its teams, and the financial commitment it has made to provide those services.
The Committee then reviewed and considered, for each Fund separately, the detailed information presented in the Third-Party Report regarding (i) Fund expenses, including, among other things, both the Fund’s net advisory fee and total net expense ratio against peer funds; and (ii) the Fund’s relative performance (over various time periods against funds in its “category” and a benchmark index). In connection with the Committee’s review, MML Advisers provided commentary and analysis regarding each Fund’s expenses and performance and a recommendation as to the action to be taken by the Committee. Throughout the discussion, MML Advisers responded to Committee members’ questions and provided additional information concerning each Fund.
The Committee reviewed the expense and performance information for each Fund. (References to any performance periods are to periods ended December 31, 2023, except as otherwise noted. In all cases, the comparative expense information is that of a Fund’s “peer group” and the comparative performance information is that of a Fund’s “performance category.”)
The Committee considered that the total net expense ratios for all of the Funds were in the top forty percent of their peer groups, with the exception of the MM RetireSMART by JPMorgan 2020 Fund which had a total net expense ratio at the 60th percentile of its peer group. All of the Funds had net advisory fees at or below the medians of their peer groups, except the MM Select T. Rowe Price Retirement Funds. As to the MM Select T. Rowe Price Retirement Funds, the Committee considered MML Advisers’ statement that the fees of those Funds, which are funds of funds, are structured, such that only those Funds, and not any of the MM Select T. Rowe Price underlying funds in which they invest, pay advisory fees, which encompass other fund fees as well, resulting

176

in relatively high net advisory fees at the fund of funds level. The Committee also considered MML Advisers’ statement that each of the MM Select T. Rowe Price Retirement Funds had a total net expense ratio in the 1st quartile relative to its respective peer group, and that nine of the 14 MM Select T. Rowe Price Retirement Funds had a total net expense ratio in the 1st percentile.
The Committee determined on the basis of these factors that the levels of the Funds’ net advisory fees, in light of the total net expenses of the Funds generally, were consistent with the continuation of the Contracts.
The Committee considered that the majority of Funds achieved three-year investment performance above the medians of their performance categories, or within the top two thirds of their performance categories, except those Funds referred to below.
Each of the MM RetireSMART by JPMorgan 2065 Fund and MM Select T. Rowe Price Retirement 2065 Fund was launched in February 2023. The Committee noted that neither Fund had achieved a one- or three-year performance record as of December 31, 2023. The Committee considered MML Advisers’ statement that, although the period of time each Fund had been operational was too short a period to evaluate performance meaningfully, each of the Funds was performing appropriately in the view of MML Advisers.
The Committee determined on the basis of these factors and on other factors and information considered by the Committee that the Funds’ performance, for the various periods presented, were generally consistent with the continuation of the Contracts.
The Committee also reviewed and considered information included in the Meeting Materials, or discussed at the meeting and during the course of the year, concerning economies of scale and the profitability of MML Advisers’ advisory relationship with the various Funds, including: (i) a description of MML Advisers’ revenues from the Funds (including advisory fees and administrative and shareholder services fees, as applicable) and the expense allocation methodology employed by MML Advisers; and (ii) profitability information with respect to individual Fund. The discussions included consideration of the intangible benefits derived by MML Advisers and its affiliates resulting from their relationships with the Funds and any so-called “fallout benefits” to MML Advisers (which were not considered to be substantial in any event), such as any reputational value derived from serving as investment adviser to the Funds.
Prior to the votes being taken to approve the Contracts, the Committee met separately in executive session to discuss the appropriateness of such contracts. The Committee weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Committee did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.
As to each of the Funds, the Committee concluded that: (i) it was satisfied with the nature, extent, and quality of services provided, and expected to be provided in the future, under the Contracts, including the level of MML Advisers’ oversight of each Fund and the subadvisory process; (ii) MML Advisers’ levels of profitability from its relationship with the various Funds are not excessive and the advisory fees payable under the advisory agreements and each Fund’s total net expenses are fair and reasonable; (iii) the investment processes, research capabilities, and philosophies of J.P. Morgan and T. Rowe Price appear well suited to the Funds, as applicable, given their investment objectives and policies; (iv) either the relative or absolute performance of a Fund (in each case, taking into account the applicable investment strategy and risk profile of the Fund), or the steps MML Advisers has proposed in respect of the underperformance of a Fund, are sufficient to warrant continuation of the Contracts for each of the Funds; and (v) the terms of the Contracts are fair and reasonable with respect to each Fund and are in the best interests of each Fund’s shareholders.

177

Please note the Annual Financial Statements and Other Information only contains Items 7-11 of Form N-CSR. All items required by Form N-CSR are filed with the Securities and Exchange Commission.
This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for the applicable MassMutual Funds. Investors should consider a Fund’s investment objective, risks, and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

MM Equity Asset Fund — Portfolio of Investments

September 30, 2024

	Number of Shares	Value
Equities — 98.6%
Common Stock — 98.6%
Communication Services — 7.9%
Alphabet, Inc. Class A	38,004	$6,302,963
Alphabet, Inc. Class C	28,697	4,797,851
Charter Communications, Inc. Class A (a)	1,995	646,540
Comcast Corp. Class A	55,165	2,304,242
Meta Platforms, Inc. Class A	16,067	9,197,394
Netflix, Inc. (a)	392	278,034
Sirius XM Holdings, Inc.	8,113	191,872
T-Mobile US, Inc.	5,324	1,098,661
Warner Music Group Corp. Class A (b)	11,098	347,367
		25,164,924
Consumer Discretionary — 11.7%
Amazon.com, Inc. (a)	67,910	12,653,670
Aptiv PLC (a)	5,699	410,385
AutoZone, Inc. (a)	728	2,293,229
Best Buy Co., Inc.	6,944	717,315
Booking Holdings, Inc.	486	2,047,090
Burlington Stores, Inc. (a)	2,876	757,769
Chipotle Mexican Grill, Inc. (a)	27,198	1,567,149
DoorDash, Inc., Class A (a)	1,543	220,232
Expedia Group, Inc. (a)	5,470	809,670
Hilton Worldwide Holdings, Inc.	4,389	1,011,665
Lennar Corp. Class A	2,596	486,698
LKQ Corp.	2,908	116,087
Lowe’s Cos., Inc.	12,498	3,385,083
Lululemon Athletica, Inc. (a)	1,399	379,619
McDonald’s Corp.	5,221	1,589,847
O’Reilly Automotive, Inc. (a)	329	378,876
Ross Stores, Inc.	7,941	1,195,200
Royal Caribbean Cruises Ltd.	6,794	1,204,984
Tesla, Inc. (a)	15,333	4,011,573
Toll Brothers, Inc.	1,320	203,927
Yum! Brands, Inc.	11,499	1,606,525
		37,046,593
Consumer Staples — 4.7%
Altria Group, Inc.	8,779	448,080
Church & Dwight Co., Inc.	6,232	652,615
Coca-Cola Co.	34,715	2,494,620
Costco Wholesale Corp.	2,189	1,940,592
Estee Lauder Cos., Inc. Class A	2,557	254,907
Kenvue, Inc.	32,138	743,352

	Number of Shares	Value
Mondelez International, Inc. Class A	34,955	$2,575,135
Monster Beverage Corp. (a)	19,671	1,026,236
PepsiCo, Inc.	13,860	2,356,893
Philip Morris International, Inc.	7,932	962,945
Procter & Gamble Co.	5,756	996,939
Target Corp.	2,997	467,113
		14,919,427
Energy — 3.3%
Baker Hughes Co.	13,162	475,806
Chevron Corp.	3,292	484,813
ConocoPhillips	20,729	2,182,349
Diamondback Energy, Inc.	6,082	1,048,537
EOG Resources, Inc.	12,978	1,595,385
EQT Corp.	4,169	152,752
Exxon Mobil Corp.	37,980	4,452,016
		10,391,658
Financials — 12.9%
Ameriprise Financial, Inc.	1,348	633,304
Aon PLC Class A	3,319	1,148,341
Bank of America Corp.	90,435	3,588,461
Berkshire Hathaway, Inc. Class B (a)	9,950	4,579,587
Block, Inc. (a)	3,554	238,580
Charles Schwab Corp.	16,840	1,091,400
Citigroup, Inc.	13,692	857,119
CME Group, Inc.	8,466	1,868,023
Corpay, Inc. (a)	3,868	1,209,756
Fidelity National Information Services, Inc.	19,151	1,603,896
Fifth Third Bancorp	32,301	1,383,775
Goldman Sachs Group, Inc.	3,589	1,776,950
KKR & Co., Inc.	4,296	560,972
Mastercard, Inc. Class A	10,573	5,220,947
MetLife, Inc.	11,535	951,407
Morgan Stanley	4,274	445,522
Principal Financial Group, Inc.	7,424	637,722
Progressive Corp.	9,303	2,360,729
Travelers Cos., Inc.	6,212	1,454,353
Truist Financial Corp.	38,572	1,649,724
US Bancorp	23,692	1,083,435
Visa, Inc. Class A	14,385	3,955,156
Wells Fargo & Co.	45,139	2,549,902
		40,849,061
Health Care — 11.5%
Abbott Laboratories	4,105	468,011

The accompanying notes are an integral part of the financial statements.
1

MM Equity Asset Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
AbbVie, Inc.	20,903	$4,127,924
Baxter International, Inc.	5,691	216,087
Biogen, Inc. (a)	2,308	447,383
BioMarin Pharmaceutical, Inc. (a)	1,491	104,802
Boston Scientific Corp. (a)	19,569	1,639,882
Bristol-Myers Squibb Co.	35,873	1,856,069
Danaher Corp.	6,581	1,829,650
Dexcom, Inc. (a)	1,228	82,325
Elevance Health, Inc.	2,512	1,306,240
Eli Lilly & Co.	4,600	4,075,324
HCA Healthcare, Inc.	1,036	421,062
Humana, Inc.	1,863	590,087
Johnson & Johnson	11,144	1,805,997
McKesson Corp.	843	416,796
Medtronic PLC	16,934	1,524,568
Merck & Co., Inc.	10,176	1,155,587
Neurocrine Biosciences, Inc. (a)	1,965	226,407
Regeneron Pharmaceuticals, Inc. (a)	1,708	1,795,518
Sarepta Therapeutics, Inc. (a)	955	119,270
Stryker Corp.	6,374	2,302,671
Thermo Fisher Scientific, Inc.	4,971	3,074,911
Town Health International Medical Group Ltd.	62,000	2,114
UnitedHealth Group, Inc.	8,689	5,080,285
Vertex Pharmaceuticals, Inc. (a)	3,951	1,837,531
		36,506,501
Industrials — 8.9%
AMETEK, Inc.	1,109	190,426
Carrier Global Corp.	19,548	1,573,419
CSX Corp.	37,094	1,280,856
Deere & Co.	5,551	2,316,599
Delta Air Lines, Inc.	11,755	597,036
Eaton Corp. PLC	3,366	1,115,627
FedEx Corp.	3,611	988,259
Honeywell International, Inc.	14,379	2,972,283
Howmet Aerospace, Inc.	17,458	1,750,165
Ingersoll Rand, Inc.	5,471	537,033
Leidos Holdings, Inc.	7,336	1,195,768
Masco Corp.	9,293	780,054
Northrop Grumman Corp.	1,125	594,079
Otis Worldwide Corp.	15,985	1,661,481
PACCAR, Inc.	4,446	438,731
Textron, Inc.	10,915	966,851
Trane Technologies PLC	7,491	2,911,976
TransDigm Group, Inc.	1,075	1,534,165
Uber Technologies, Inc. (a)	26,500	1,991,740
Union Pacific Corp.	2,321	572,080
United Parcel Service, Inc. Class B	12,929	1,762,740

	Number of Shares	Value
United Rentals, Inc.	696	$563,572
		28,294,940
Information Technology — 31.0%
Accenture PLC Class A	4,619	1,632,724
Adobe, Inc. (a)	978	506,389
Advanced Micro Devices, Inc. (a)	10,854	1,780,924
Analog Devices, Inc.	10,784	2,482,153
Apple, Inc.	97,484	22,713,772
Broadcom, Inc.	19,084	3,291,990
Cadence Design Systems, Inc. (a)	1,762	477,555
Cognizant Technology Solutions Corp. Class A	18,654	1,439,716
Fair Isaac Corp. (a)	162	314,850
Hewlett Packard Enterprise Co.	30,081	615,457
Intuit, Inc.	3,248	2,017,008
Lam Research Corp.	1,582	1,291,039
Marvell Technology, Inc.	2,181	157,294
Micron Technology, Inc.	18,303	1,898,204
Microsoft Corp.	53,492	23,017,608
Motorola Solutions, Inc.	1,083	486,949
NVIDIA Corp.	171,842	20,868,492
NXP Semiconductors NV	10,208	2,450,022
Salesforce, Inc.	9,943	2,721,499
Seagate Technology Holdings PLC	14,392	1,576,356
ServiceNow, Inc. (a)	3,392	3,033,771
TE Connectivity PLC (a)	1,989	300,319
Texas Instruments, Inc.	13,727	2,835,586
Western Digital Corp. (a)	9,261	632,434
		98,542,111
Materials — 2.0%
Dow, Inc.	24,810	1,355,370
Eastman Chemical Co.	820	91,799
Linde PLC (LIN US)	5,805	2,768,172
LyondellBasell Industries NV Class A	7,733	741,595
Martin Marietta Materials, Inc.	717	385,925
Nucor Corp.	2,338	351,495
PPG Industries, Inc.	5,198	688,527
		6,382,883
Real Estate — 2.2%
Digital Realty Trust, Inc.	7,094	1,148,022
Equinix, Inc.	179	158,886
Equity LifeStyle Properties, Inc.	9,637	687,504
Prologis, Inc.	13,854	1,749,483
SBA Communications Corp.	4,486	1,079,780
Ventas, Inc.	19,693	1,262,912
Welltower, Inc.	6,374	816,063
		6,902,650

The accompanying notes are an integral part of the financial statements.
2

MM Equity Asset Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Utilities — 2.5%
CMS Energy Corp.	10,556	$745,570
NextEra Energy, Inc.	28,717	2,427,448
NRG Energy, Inc.	1,484	135,193
PG&E Corp.	79,037	1,562,562
Southern Co.	30,974	2,793,235
Vistra Corp.	2,197	260,432
		7,924,440
TOTAL COMMON STOCK (Cost $210,821,709)		312,925,188
TOTAL EQUITIES (Cost $210,821,709)		312,925,188
Rights — 0.0%
Health Care — 0.0%
Tobira Therapeutics, Inc., CVR (a) (c) (d)	505	—
TOTAL RIGHTS (Cost $30)		—
TOTAL LONG-TERM INVESTMENTS (Cost $210,821,739)		312,925,188

	Principal Amount
Short-Term Investments — 1.2%
Repurchase Agreement — 1.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/24, 1.520%, due 10/01/24 (e)	$3,986,740	3,986,740
TOTAL SHORT-TERM INVESTMENTS (Cost $3,986,740)		3,986,740
TOTAL INVESTMENTS — 99.8%
(Cost $214,808,479) (f)		316,911,928
Other Assets/ (Liabilities) — 0.2%		592,243
NET ASSETS — 100.0%		$317,504,171

Abbreviation Legend

CVR	Contingent Value Rights

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2024, was $343,893 or 0.11% of net assets. The Fund received $352,157 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Investment is valued using significant unobservable inputs.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At September 30, 2024, these securities amounted to a value of $0 or 0.00% of net assets.
(e)
Maturity value of $3,986,908. Collateralized by U.S. Government Agency obligations with a rate of 4.875%, maturity date of 4/30/26, and an aggregate market value, including accrued interest, of $4,066,482.

(f)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
3

MM Equity Asset Fund — Portfolio of Investments (Continued)
Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
S&P 500 E Mini Index	12/20/24	15	$4,319,345	$ 41,343

The accompanying notes are an integral part of the financial statements.
4

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments

September 30, 2024

	Principal Amount	Value
Bonds & Notes — 96.1%
Bank Loans — 1.4%
Advertising — 0.1%
Lamar Media Corp., 2020 Term Loan B, 1 mo. USD Term SOFR + 1.500% 6.445% VRN 2/05/27	$305,000	$304,048
Aerospace & Defense — 0.0%
TransDigm, Inc., 2024 Term Loan K, 3 mo. USD Term SOFR + 2.750% 7.354% VRN 3/22/30	117,409	117,372
Airlines — 0.0%
American Airlines, Inc., 2021 Term Loan, 3 mo. USD Term SOFR + 4.750% 10.294% VRN 4/20/28 (a)	103,750	106,560
Building Materials — 0.1%
Summit Materials LLC, 2023 Incremental Term Loan B, 3 mo. USD Term SOFR + 1.750% 7.054% VRN 1/12/29	219,613	220,344
Commercial Services — 0.0%
Boost Newco Borrower LLC, 2024 USD Term Loan B, 3 mo. USD Term SOFR + 2.500% 7.104% VRN 1/31/31	190,000	189,920
Diversified Financial Services — 0.1%
Citadel Securities LP, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.250% 7.095% VRN 7/29/30	419,903	419,521
Electric — 0.1%
NRG Energy, Inc., 2024 Term Loan, 3 mo. USD Term SOFR + 2.000% 7.264% VRN 4/16/31	328,350	328,596
Entertainment — 0.1%
Delta 2 (LUX) SARL, 2024 Term Loan B1, 0.000% 9/10/31 (a)	155,000	154,935

	Principal Amount	Value
UFC Holdings LLC, 2021 Term Loan B, 3 mo. USD Term SOFR + 2.750% 8.291% VRN 4/29/26	$263,032	$263,127
		418,062
Environmental Controls — 0.1%
Filtration Group Corp., 2021 Incremental Term Loan, 1 mo. USD Term SOFR + 3.500% 8.460% VRN 10/21/28	389,331	389,223
Health Care - Products — 0.0%
Medline Borrower LP, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.750% 7.595% VRN 10/23/28	193,586	193,566
Health Care - Services — 0.2%
ICON Luxembourg SARL, 2024 LUX Term Loan B, 3 mo. USD Term SOFR + 2.000% 6.604% VRN 7/03/28	8,980	9,021
IQVIA, Inc., 2023 USD Term Loan B4, 3 mo. USD Term SOFR + 2.000% 6.604% VRN 1/02/31	1,136,412	1,140,356
PRA Health Sciences, Inc., 2024 US Term Loan B, 3 mo. USD Term SOFR + 2.000% 6.604% VRN 7/03/28	2,237	2,248
		1,151,625
Insurance — 0.3%
Alliant Holdings Intermediate LLC, 2024 Term Loan B6, 0.000% 9/19/31 (a)	105,000	104,376
Assured Partners, Inc., 2024 Incremental Term Loan B5, 1 mo. USD Term SOFR + 3.500% 8.345% VRN 2/14/31 (a)	263,875	263,564
Asurion LLC 2023 Term Loan B11, 1 mo. USD Term SOFR + 4.250% 9.195% VRN 8/19/28	148,152	145,798
2021 2nd Lien Term Loan B3, 1 mo. USD Term SOFR + 5.250% 10.210% VRN 1/31/28	15,338	14,338

The accompanying notes are an integral part of the financial statements.
5

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
2021 Second Lien Term Loan B4, 1 mo. USD Term SOFR + 5.250% 10.210% VRN 1/20/29	$150,000	$138,329
HUB International Ltd., 2024 1st Lien Term Loan B, 3 mo. USD Term SOFR + 3.000% 8.532% VRN 6/20/30	404,981	404,333
Truist Insurance Holdings LLC, 1st Lien Term Loan, 3 mo. USD Term SOFR + 3.250% 7.854% VRN 5/06/31	390,000	389,025
		1,459,763
Investment Companies — 0.0%
WEC US Holdings Ltd., 2024 Term Loan, 1 mo. USD Term SOFR + 2.750% 7.595% VRN 1/27/31	135,145	135,065
Lodging — 0.1%
Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, 1 mo. USD Term SOFR + 1.750% 6.605% VRN 11/08/30	440,000	439,749
Packaging & Containers — 0.0%
Charter NEX US, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 3.250% 8.095% VRN 12/01/27	203,685	203,664
Software — 0.2%
Applied Systems, Inc.
2024 1st Lien Term Loan, 3 mo. USD Term SOFR + 3.000% 7.604% VRN 2/24/31	477,414	477,476
2024 2nd Lien Term Loan, 3 mo. USD Term SOFR + 5.250% 9.854% VRN 2/23/32	5,000	5,144
Ascend Learning LLC, 2021 Term Loan, 1 mo. USD Term SOFR + 3.500% 8.445% VRN 12/11/28	96,137	95,649
Athenahealth Group, Inc., 2022 Term Loan B, 1 mo. USD Term SOFR + 3.250% 8.095% VRN 2/15/29	95,624	94,927

	Principal Amount	Value
Epicor Software Corp., 2024 Term Loan E, 1 mo. USD Term SOFR + 3.250% 8.095% VRN 5/30/31 (a)	$233,394	$233,473
UKG, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 3.250% 8.555% VRN 2/10/31	296,155	296,155
		1,202,824
TOTAL BANK LOANS (Cost $7,293,138)		7,279,902
Corporate Debt — 26.2%
Advertising — 0.0%
Interpublic Group of Cos., Inc. 4.650% 10/01/28	183,000	184,963
Aerospace & Defense — 0.4%
BAE Systems PLC 5.300% 3/26/34 (b)	305,000	317,186
The Boeing Co.
2.750% 2/01/26	40,000	38,823
3.250% 2/01/28	84,000	79,590
3.750% 2/01/50	227,000	159,585
5.040% 5/01/27	536,000	537,622
6.388% 5/01/31 (b)	209,000	222,237
6.528% 5/01/34 (b)	160,000	171,723
6.858% 5/01/54 (b)	364,000	399,530
TransDigm, Inc.
6.875% 12/15/30 (b)	76,000	79,585
7.125% 12/01/31 (b)	180,000	190,379
		2,196,260
Agriculture — 0.2%
BAT Capital Corp.
2.259% 3/25/28	61,000	56,755
4.540% 8/15/47	101,000	85,311
6.000% 2/20/34	212,000	226,584
6.343% 8/02/30	33,000	35,718
7.081% 8/02/53	395,000	458,398
Philip Morris International, Inc. 5.125% 2/15/30	238,000	246,901
		1,109,667
Apparel — 0.1%
VF Corp.
4.125% 3/07/26 EUR (c)	112,000	124,656
4.250% 3/07/29 EUR (c)	115,000	125,853
2.950% 4/23/30	390,000	342,275
		592,784

The accompanying notes are an integral part of the financial statements.
6

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Auto Manufacturers — 0.9%
American Honda Finance Corp.
0.750% 11/25/26 GBP (c)	$130,000	$160,905
1.950% 10/18/24 EUR (c)	200,000	222,462
Daimler Truck Finance North America LLC 5.375% 1/18/34 (b)	150,000	155,153
Ford Motor Co. 9.625% 4/22/30	136,000	161,194
Ford Motor Credit Co. LLC 4.867% 8/03/27 EUR (c)	100,000	114,960
4.950% 5/28/27	265,000	264,351
5.125% 2/20/29 EUR (c)	210,000	244,829
6.798% 11/07/28	200,000	211,161
7.122% 11/07/33	200,000	216,220
7.350% 11/04/27	200,000	212,364
General Motors Financial Co., Inc.
0.850% 2/26/26 EUR (b) (c)	150,000	162,010
4.900% 10/06/29	290,000	290,329
5.550% 7/15/29	306,000	315,548
Hyundai Capital America
4.550% 9/26/29 (b)	245,000	244,483
4.750% 9/26/31 (b)	165,000	164,130
5.350% 3/19/29 (b)	136,000	140,101
5.400% 1/08/31 (b)	76,000	78,560
5.500% 3/30/26 (b)	115,000	116,704
6.500% 1/16/29 (b)	157,000	168,424
RCI Banque SA
3.875% 1/12/29 EUR (b) (c)	35,000	39,463
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC 6 mo. USD Term SOFR + 6.053% 11.360% FRN 10/15/26 (b)	180,000	181,350
Volkswagen Bank GmbH 4.375% 5/03/28 EUR (b) (c)	100,000	114,163
Volkswagen Financial Services Overseas AG 0.375% 2/12/30 EUR (b) (c)	140,000	131,481
Volkswagen Group of America Finance LLC 4.950% 8/15/29 (b)	200,000	200,203
Volkswagen Leasing GmbH
1.625% 8/15/25 EUR (b) (c)	150,000	164,771

	Principal Amount	Value
3.875% 10/11/28 EUR (b) (c)	$65,000	$73,290
		4,548,609
Auto Parts & Equipment — 0.2%
Aptiv PLC/Aptiv Global Financing DAC 4.650% 9/13/29	200,000	199,065
Autoliv, Inc. 3.625% 8/07/29 EUR (b) (c)	170,000	191,103
Clarios Global LP/Clarios US Finance Co. 6.750% 5/15/28 (b)	123,000	126,783
Dana Financing Luxembourg SARL 8.500% 7/15/31 EUR (b) (c)	100,000	118,492
ZF North America Capital, Inc. 7.125% 4/14/30 (b)	150,000	155,485
		790,928
Banks — 5.8%
Banca Transilvania SA 1 yr. EURIBOR ICE Swap + 5.580% 8.875% VRN 4/27/27 EUR (b) (c)	300,000	353,342
Banco Bilbao Vizcaya Argentaria SA 5 yr. EURIBOR ICE Swap + 2.800% 5.750% VRN 9/15/33 EUR (b) (c)	100,000	119,097
Banco Comercial Portugues SA 3 mo. EURIBOR + 2.000% 1.750% VRN 4/07/28 EUR (b) (c)	100,000	107,984
Banco de Sabadell SA
1 yr. EURIBOR ICE Swap + 1.150% 0.875% VRN 6/16/28 EUR (b) (c)	200,000	210,930
1 yr. EURIBOR ICE Swap + 1.600% 4.250% VRN 9/13/30 EUR (b) (c)	700,000	811,167
1 yr. EUR Swap + 2.000% 5.000% VRN 6/07/29 EUR (b) (c)	100,000	118,788
1 yr. EUR Swap + 2.250% 5.125% VRN 11/10/28 EUR (b) (c)	100,000	118,186
Banco Santander SA
1.125% 1/17/25 EUR (b) (c)	200,000	221,140
2.746% 5/28/25	1,000,000	984,632

The accompanying notes are an integral part of the financial statements.
7

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Bank of America Corp.
3 mo. EURIBOR + 0.890% 1.662% VRN 4/25/28 EUR (b) (c)	$100,000	$108,040
1 day USD SOFR + 1.530% 1.898% VRN 7/23/31	605,000	524,900
1 day USD SOFR + 1.220% 2.299% VRN 7/21/32	361,000	312,501
3 mo. USD Term SOFR + 1.252% 2.496% VRN 2/13/31	1,475,000	1,337,160
1 day USD SOFR + 1.570% 5.819% VRN 9/15/29	1,130,000	1,189,194
Bank of New York Mellon Corp. 1 day USD SOFR + 1.845% 6.474% VRN 10/25/34	434,000	490,512
Banque Federative du Credit Mutuel SA
1.250% 5/26/27 EUR (b) (c)	100,000	107,070
3.125% 9/14/27 EUR (b) (c)	100,000	112,151
5.125% 1/13/33 EUR (b) (c)	100,000	119,646
Barclays PLC
1 yr. EUR Swap + 1.260% 0.577% VRN 8/09/29 EUR (b) (c)	215,000	217,483
1 yr. EURIBOR ICE Swap + 0.850% 0.877% VRN 1/28/28 EUR (b) (c)	100,000	106,192
1 yr. U.K. Government Bond + 2.800% 6.369% VRN 1/31/31 GBP (b) (c)	125,000	174,911
BBVA Bancomer SA 5 yr. CMT + 2.650% 5.125% VRN 1/18/33 (b)	300,000	285,386
BNP Paribas SA 3 mo. EURIBOR + 1.800% 2.125% VRN 1/23/27 EUR (b) (c)	200,000	219,496
BPCE SA 0.250% 1/14/31 EUR (b) (c)	200,000	187,273
CaixaBank SA 3 mo. EURIBOR + 1.000% 0.750% VRN 5/26/28 EUR (b) (c)	100,000	105,251
3.750% 9/07/29 EUR (b) (c)	200,000	231,683
1 day USD SOFR + 2.260% 6.037% VRN 6/15/35 (b)	490,000	520,765
1 day USD SOFR + 2.700% 6.208% VRN 1/18/29 (b)	500,000	523,572
5 yr. EUR Swap + 3.550% 6.250% VRN 2/23/33 EUR (b) (c)	100,000	119,648

	Principal Amount	Value
1 day USD SOFR + 2.080% 6.684% VRN 9/13/27 (b)	$420,000	$436,820
Ceska sporitelna AS 3 mo. EURIBOR + 1.800% 4.570% VRN 7/03/31 EUR (b) (c)	700,000	796,113
Citigroup, Inc. 1 day USD SOFR + 1.167% 2.561% VRN 5/01/32	255,000	224,125
4.450% 9/29/27	119,000	119,166
1 day USD SOFR + 2.056% 5.827% VRN 2/13/35	1,373,000	1,433,888
Credit Agricole SA 0.875% 1/14/32 EUR (b) (c)	200,000	186,897
Danske Bank AS
1 yr. EURIBOR ICE Swap + 0.880% 0.750% VRN 6/09/29 EUR (b) (c)	100,000	102,257
1 yr. EUR Swap + 0.850% 1.375% VRN 2/17/27 EUR (b) (c)	110,000	119,601
5 yr. EUR Swap + 1.700% 1.375% VRN 2/12/30 EUR (b) (c)	100,000	110,290
3 mo. USD LIBOR + 1.591% 3.244% VRN 12/20/25 (b)	840,000	835,561
1 yr. EUR Swap + 1.350% 4.500% VRN 11/09/28 EUR (b) (c)	100,000	115,897
5 yr. CMT + 1.100% 4.613% VRN 10/02/30 (b) (d)	350,000	349,599
1 yr. CMT + 1.400% 5.705% VRN 3/01/30 (b)	335,000	349,151
Deutsche Bank AG
1 day USD SOFR + 2.581% 3.961% VRN 11/26/25	320,000	319,189
1 day USD SOFR + 1.700% 4.999% VRN 9/11/30	195,000	196,052
Fifth Third Bancorp
1 day USD SOFR + 1.486% 4.895% VRN 9/06/30	155,000	156,967
1 day USD SOFR + 1.840% 5.631% VRN 1/29/32	128,000	133,698
1 day USD SOFR + 2.340% 6.339% VRN 7/27/29	277,000	294,431
Goldman Sachs Group, Inc. 1.625% 7/27/26 EUR (b) (c)	140,000	153,014
1 day USD SOFR + 1.248% 2.383% VRN 7/21/32	433,000	375,519
1 day USD SOFR + 1.846% 3.615% VRN 3/15/28	467,000	459,453

The accompanying notes are an integral part of the financial statements.
8

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
1 yr. U.K. Government Bond + 1.950% 3.625% VRN 10/29/29 GBP (b) (c)	$85,000	$108,729
3 mo. USD Term SOFR + 1.772% 3.691% VRN 6/05/28	162,000	159,435
1 day USD SOFR + 1.725% 4.482% VRN 8/23/28	442,000	444,336
HSBC Holdings PLC 3 mo. EURIBOR + 1.290% 4.752% VRN 3/10/28 EUR (b) (c)	140,000	162,062
Huntington National Bank 1 day USD SOFR + 1.215% 5.699% VRN 11/18/25	250,000	250,018
ING Groep NV
3 mo. EURIBOR + 0.700% 0.375% VRN 9/29/28 EUR (b) (c)	100,000	102,923
3 mo. EURIBOR + 0.850% 1.250% VRN 2/16/27 EUR (b) (c)	200,000	217,302
Inter American Development Bank 1.745% STEP 7/31/33 (e) (f)	100,000	100,004
Intesa Sanpaolo SpA 1.750% 7/04/29 EUR (b) (c)	100,000	105,128
JP Morgan Chase & Co.
3 mo. EURIBOR + 0.840% 1.638% VRN 5/18/28 EUR (b) (c)	100,000	107,796
3 mo. USD Term SOFR + 1.105% 1.764% VRN 11/19/31	811,000	697,121
1 day USD SOFR + 2.040% 2.522% VRN 4/22/31	141,000	128,072
3 mo. USD Term SOFR + 1.510% 2.739% VRN 10/15/30	225,000	208,442
3 mo. USD Term SOFR + 2.515% 2.956% VRN 5/13/31	991,000	911,471
1 day USD SOFR + 1.190% 5.040% VRN 1/23/28	230,000	233,847
1 day USD SOFR + 1.620% 5.336% VRN 1/23/35	212,000	221,593
Kreditanstalt fuer Wiederaufbau
4.700% 6/02/37 CAD (c)	75,000	59,713
4.700% 6/02/37 CAD (c)	65,000	51,751
Landsbankinn Hf. 0.375% 5/23/25 EUR (b) (c)	265,000	288,662

	Principal Amount	Value
Morgan Stanley
3 mo. EURIBOR + 0.698% 0.406% VRN 10/29/27 EUR (c)	$100,000	$105,682
1 day USD SOFR + 0.858% 1.512% VRN 7/20/27	535,000	508,767
3 mo. EURIBOR + 1.954% 5.148% VRN 1/25/34 EUR (c)	100,000	124,450
1 day USD SOFR + 1.450% 5.173% VRN 1/16/30	357,000	368,013
Nationale-Nederlanden Bank NV 0.375% 2/26/25 EUR (b) (c)	100,000	109,907
NatWest Group PLC 5 yr. EUR Swap + 1.270% 1.043% VRN 9/14/32 EUR (b) (c)	135,000	139,833
OTP Bank Nyrt 3 mo. EURIBOR + 4.523% 7.350% VRN 3/04/26 EUR (b) (c)	140,000	158,088
PNC Financial Services Group, Inc.
1 day USD SOFR + 1.342% 5.300% VRN 1/21/28	118,000	120,754
1 day USD SOFR + 2.284% 6.875% VRN 10/20/34	293,000	335,479
QNB Finance Ltd. 4.875% 1/30/29 (b)	200,000	203,674
Royal Bank of Canada 4.125% 7/05/28 EUR (b) (c)	100,000	116,267
Santander Holdings USA, Inc. 1 day USD SOFR + 2.138% 6.342% VRN 5/31/35	645,000	676,601
Santander UK Group Holdings PLC
1 yr. EUR Swap + 0.800% 0.603% VRN 9/13/29 EUR (b) (c)	275,000	276,915
1 yr. GBP SONIA Linked ICE Swap + 1.250% 2.421% VRN 1/17/29 GBP (b) (c)	100,000	123,178
Shinhan Bank Co. Ltd. 4.500% 4/12/28 (b)	330,000	332,917
Standard Chartered PLC
1 yr. CMT + 1.000% 1.456% VRN 1/14/27 (b)	295,000	282,825
5 yr. EUR Swap + 2.800% 2.500% VRN 9/09/30 EUR (b) (c)	180,000	198,272

The accompanying notes are an integral part of the financial statements.
9

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
1 yr. CMT + 1.450% 5.905% VRN 5/14/35 (b)	$615,000	$650,784
Toronto-Dominion Bank 2.551% 8/03/27 EUR (b) (c)	100,000	110,625
UBS Group AG
1 yr. EUR Swap + 1.950% 2.875% VRN 4/02/32 EUR (b) (c)	540,000	582,100
1 day USD SOFR + 1.730% 3.091% VRN 5/14/32 (b)	550,000	495,964
1 yr. USD Secured Overnight Financing Rate ICE Swap Rate + 1.860% 5.379% VRN 9/06/45 (b)	200,000	204,602
1 day USD SOFR + 3.920% 6.537% VRN 8/12/33 (b)	825,000	910,835
1 yr. EURIBOR ICE Swap + 4.950% 7.750% VRN 3/01/29 EUR (b) (c)	100,000	127,424
US Bancorp
3 mo. EURIBOR + 1.200% 4.009% VRN 5/21/32 EUR (c)	190,000	217,559
1 day USD SOFR + 1.560% 5.384% VRN 1/23/30	157,000	163,046
1 day USD SOFR + 1.860% 5.678% VRN 1/23/35	599,000	634,939
		30,143,693
Beverages — 0.1%
Anheuser-Busch InBev SA
1.150% 1/22/27 EUR (b) (c)	100,000	107,808
1.650% 3/28/31 EUR (b) (c)	165,000	170,445
Carlsberg Breweries AS 0.375% 6/30/27 EUR (b) (c)	100,000	104,257
		382,510
Building Materials — 0.1%
Holcim Finance Luxembourg SA 2.250% 5/26/28 EUR (b) (c)	100,000	109,410
Owens Corning
5.700% 6/15/34	215,000	228,245
5.950% 6/15/54	220,000	233,493
		571,148
Chemicals — 0.3%
Braskem Netherlands Finance BV 4.500% 1/31/30 (b)	300,000	267,489
MEGlobal BV
2.625% 4/28/28 (b)	200,000	185,287
2.625% 4/28/28 (b)	200,000	185,288

	Principal Amount	Value
Sociedad Quimica y Minera de Chile SA 5.500% 9/10/34 (b)	$320,000	$320,160
Westlake Corp. 1.625% 7/17/29 EUR (c)	575,000	591,096
		1,549,320
Commercial Services — 0.5%
Albion Financing 1 SARL/Aggreko Holdings, Inc. 5.250% 10/15/26 EUR (b) (c)	100,000	112,624
Autostrade per l’Italia SpA
1.625% 1/25/28 EUR (b) (c)	100,000	106,051
2.000% 12/04/28 EUR (b) (c)	540,000	571,997
2.000% 1/15/30 EUR (b) (c)	625,000	647,269
Holding d’Infrastructures de Transport SASU 1.475% 1/18/31 EUR (b) (c)	200,000	197,074
Loxam SAS 6.375% 5/15/28 EUR (b) (c)	100,000	115,629
Transurban Finance Co. Pty. Ltd.
1.750% 3/29/28 EUR (b) (c)	100,000	107,041
3.000% 4/08/30 EUR (b) (c)	300,000	330,977
Verisure Holding AB 3.875% 7/15/26 EUR (b) (c)	100,000	110,758
Wolters Kluwer NV 1.500% 3/22/27 EUR (b) (c)	100,000	108,108
		2,407,528
Computers — 0.1%
Booz Allen Hamilton, Inc. 5.950% 8/04/33	162,000	172,910
Hewlett Packard Enterprise Co. 4.850% 10/15/31	140,000	139,710
5.600% 10/15/54	205,000	201,253
		513,873
Distribution & Wholesale — 0.0%
Ritchie Bros Holdings, Inc. 7.750% 3/15/31 (b)	15,000	15,975
Diversified Financial Services — 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.300% 1/30/32	570,000	514,424
CA Auto Bank SpA 4.750% 1/25/27 EUR (b) (c)	100,000	115,608
Capital One Financial Corp. 1.650% 6/12/29 EUR (c)	300,000	309,223
3.750% 3/09/27	178,000	175,739

The accompanying notes are an integral part of the financial statements.
10

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
1 day USD SOFR + 2.160% 4.985% VRN 7/24/26	$447,000	$447,030
1 day USD SOFR + 1.905% 5.700% VRN 2/01/30 (g)	80,000	82,847
1 day USD SOFR + 2.260% 6.051% VRN 2/01/35	220,000	232,945
1 day USD SOFR + 3.070% 7.624% VRN 10/30/31	73,000	82,967
Encore Capital Group, Inc. 5.375% 2/15/26 GBP (b) (c)	140,000	185,769
Intercontinental Exchange, Inc. 2.650% 9/15/40	110,000	82,520
Jane Street Group/JSG Finance, Inc. 7.125% 4/30/31 (b)	295,000	312,570
Jerrold Finco PLC 5.250% 1/15/27 GBP (b) (c)	100,000	131,523
Kane Bidco Ltd. 5.000% 2/15/27 EUR (b) (c)	225,000	247,904
London Stock Exchange Group PLC 1.750% 12/06/27 EUR (b) (c)	100,000	108,100
Navient Corp.
9.375% 7/25/30	220,000	244,044
11.500% 3/15/31	130,000	148,516
OneMain Finance Corp. 9.000% 1/15/29	270,000	286,110
		3,707,839
Electric — 2.7%
Alpha Generation LLC 6.750% 10/15/32 (b)	20,000	20,282
American Electric Power Co., Inc. 5.200% 1/15/29	170,000	175,434
Appalachian Power Co. 5.650% 4/01/34	99,000	104,101
AusNet Services Holdings Pty. Ltd. 1.500% 2/26/27 EUR (b) (c)	100,000	107,777
Comision Federal de Electricidad
5.700% 1/24/30 (b)	200,000	200,440
6.450% 1/24/35 (b)	200,000	199,300
Constellation Energy Generation LLC 5.750% 3/15/54	330,000	349,147
DTE Energy Co. 4.875% 6/01/28	76,000	77,595
5.100% 3/01/29	544,000	560,190
Duke Energy Corp. 3.750% 4/01/31 EUR (c)	100,000	112,541
5.000% 8/15/52	447,000	423,247

	Principal Amount	Value
E.ON International Finance BV 6.250% 6/03/30 GBP (b) (c)	$305,000	$435,135
Edison International 6.950% 11/15/29	72,000	79,360
EDP SA 2.875% 6/01/26 EUR (b) (c)	200,000	222,721
Electricite de France SA 6.125% 6/02/34 GBP (b) (c)	100,000	138,608
Engie SA 5.250% 4/10/29 (b)	200,000	206,642
5.625% 4/10/34 (b)	220,000	231,240
Eversource Energy 5.850% 4/15/31	311,000	330,490
5.950% 7/15/34	591,000	635,194
Exelon Corp. 5.600% 3/15/53	612,000	636,911
FirstEnergy Corp. 2.250% 9/01/30	68,000	60,185
2.650% 3/01/30	368,000	335,780
3.400% 3/01/50	466,000	341,494
FirstEnergy Transmission LLC 4.550% 1/15/30 (b)	80,000	80,703
5.000% 1/15/35 (b)	125,000	126,916
Georgia Power Co. 4.950% 5/17/33	382,000	392,692
5.250% 3/15/34	264,000	276,773
Indianapolis Power & Light Co. 5.700% 4/01/54 (b)	128,000	136,320
Interchile SA 4.500% 6/30/56 (b)	280,000	237,977
IPALCO Enterprises, Inc.
5.750% 4/01/34	220,000	230,457
MidAmerican Energy Co.
5.850% 9/15/54	149,000	165,943
National Grid Electricity Distribution East Midlands PLC
3.530% 9/20/28 EUR (b) (c)	100,000	113,171
NextEra Energy Capital Holdings, Inc. 2.440% 1/15/32	369,000	320,121
Niagara Mohawk Power Corp.
5.664% 1/17/54 (b)	217,000	225,019
NRG Energy, Inc.
4.450% 6/15/29 (b)	144,000	140,718
Orsted AS
3.750% 3/01/30 EUR (b) (c)	400,000	457,714
4.875% 1/12/32 GBP (b) (c)	150,000	198,342
Pacific Gas & Electric Co.
2.100% 8/01/27	325,000	304,573
2.500% 2/01/31	395,000	346,080

The accompanying notes are an integral part of the financial statements.
11

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3.500% 8/01/50	$200,000	$144,837
5.800% 5/15/34 (g)	298,000	314,941
6.700% 4/01/53	123,000	140,773
6.750% 1/15/53	311,000	354,594
6.950% 3/15/34	225,000	255,721
Palomino Funding Trust I
7.233% 5/17/28 (b)	290,000	310,959
RTE Reseau de Transport d’Electricite SADIR
0.750% 1/12/34 EUR (b) (c)	200,000	179,482
Sempra
3.400% 2/01/28	81,000	78,545
Southern California Edison Co.
5.450% 6/01/31	110,000	116,391
Southern Co.
5.200% 6/15/33	565,000	585,473
5.700% 3/15/34	502,000	538,805
State Grid Overseas Investment BVI Ltd.
1.375% 5/02/25 EUR (b) (c)	100,000	109,880
Talen Energy Supply LLC
8.625% 6/01/30 (b)	250,000	272,456
Vistra Corp.
5 yr. CMT + 6.930% 8.000% VRN (b) (h)	355,000	371,876
5 yr. CMT + 5.045% 8.875% VRN (b) (h)	390,000	418,223
Vistra Operations Co. LLC
6.000% 4/15/34 (b)	141,000	150,681
6.950% 10/15/33 (b)	162,000	182,638
7.750% 10/15/31 (b)	105,000	113,043
		14,376,651
Engineering & Construction — 0.4%
ABB Finance BV
3.250% 1/16/27 EUR (b) (c)	100,000	113,028
3.375% 1/16/31 EUR (b) (c)	115,000	131,181
Avinor AS
0.750% 10/01/30 EUR (b) (c)	140,000	137,249
Cellnex Telecom SA 1.750% 10/23/30 EUR (b) (c)	1,200,000	1,220,714
Heathrow Funding Ltd.
2.750% 10/13/31 GBP (b) (c)	225,000	273,798
HTA Group Ltd.
7.500% 6/04/29 (b)	200,000	203,000

	Principal Amount	Value
Sydney Airport Finance Co. Pty. Ltd. 4.375% 5/03/33 EUR (b) (c)	$220,000	$259,964
		2,338,934
Entertainment — 0.2%
Caesars Entertainment, Inc.
7.000% 2/15/30 (b)	115,000	120,140
Cirsa Finance International SARL
7.875% 7/31/28 EUR (b) (c)	120,000	141,740
Inter Media & Communication SpA 6.750% 2/09/27 EUR (b) (c)	143,752	162,193
Motion Finco SARL
7.375% 6/15/30 EUR (b) (c) (g)	170,000	191,478
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc. 6.625% 5/01/32 (b)	190,000	196,765
		812,316
Food — 0.2%
Bimbo Bakeries USA, Inc.
6.050% 1/15/29 (b)	225,000	237,752
6.400% 1/15/34 (b)	200,000	221,005
Mars, Inc.
4.750% 4/20/33 (b)	374,000	376,893
Mondelez International, Inc.
1.625% 3/08/27 EUR (c)	100,000	108,258
Tesco Corporate Treasury Services PLC
2.750% 4/27/30 GBP (b) (c)	150,000	180,037
		1,123,945
Forest Products & Paper — 0.0%
Mondi Finance Europe GmbH
2.375% 4/01/28 EUR (b) (c)	100,000	109,203
Gas — 0.2%
APA Infrastructure Ltd.
0.750% 3/15/29 EUR (b) (c)	195,000	194,904
2.000% 3/22/27 EUR (b) (c)	100,000	108,307
3.500% 3/22/30 GBP (b) (c)	150,000	184,151
5.125% 9/16/34 (b) (g)	75,000	74,613
5.750% 9/16/44 (b) (g)	100,000	101,446
Boston Gas Co.
6.119% 7/20/53 (b)	131,000	138,885
NiSource, Inc.
5.250% 3/30/28	73,000	75,196

The accompanying notes are an integral part of the financial statements.
12

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Snam SpA
0.875% 10/25/26 EUR (b) (c)	$185,000	$198,248
		1,075,750
Hand & Machine Tools — 0.0%
Stanley Black & Decker, Inc.
2.750% 11/15/50 (g)	215,000	135,593
Health Care - Products — 0.6%
Becton Dickinson Euro Finance SARL
1.213% 2/12/36 EUR (c)	100,000	88,098
3.553% 9/13/29 EUR (c)	340,000	386,855
Medline Borrower LP/Medline Co-Issuer, Inc.
6.250% 4/01/29 (b)	270,000	278,189
Medtronic Global Holdings SCA
0.375% 10/15/28 EUR (c)	100,000	101,519
Revvity, Inc.
1.900% 9/15/28	348,000	316,917
2.250% 9/15/31	186,000	158,799
3.300% 9/15/29	191,000	180,350
Sartorius Finance BV
4.375% 9/14/29 EUR (b) (c)	300,000	349,270
4.500% 9/14/32 EUR (b) (c)	100,000	117,394
4.875% 9/14/35 EUR (b) (c)	300,000	358,404
Solventum Corp.
5.400% 3/01/29 (b)	369,000	379,632
5.900% 4/30/54 (b)	390,000	403,997
Thermo Fisher Scientific, Inc.
0.875% 10/01/31 EUR (c)	140,000	135,889
		3,255,313
Health Care - Services — 1.3%
Centene Corp.
2.450% 7/15/28	196,000	180,501
2.625% 8/01/31	267,000	228,945
3.375% 2/15/30	437,000	402,703
4.250% 12/15/27	81,000	79,554
4.625% 12/15/29	824,000	806,352
Elevance Health, Inc.
5.125% 2/15/53	187,000	183,492
Fresenius SE & Co. KGaA
5.000% 11/28/29 EUR (b) (c)	100,000	120,110
HCA, Inc.
3.500% 9/01/30	509,000	479,669

	Principal Amount	Value
5.450% 9/15/34	$195,000	$200,643
Health Care Service Corp. A Mutual Legal Reserve Co.
5.200% 6/15/29 (b)	165,000	170,138
5.450% 6/15/34 (b)	215,000	223,586
5.875% 6/15/54 (b)	435,000	459,792
Humana, Inc.
4.875% 4/01/30	468,000	476,275
5.375% 4/15/31	353,000	365,632
5.750% 4/15/54	149,000	152,513
5.950% 3/15/34	220,000	235,442
Icon Investments Six DAC
5.849% 5/08/29	200,000	210,203
6.000% 5/08/34	200,000	212,771
IQVIA, Inc.
6.250% 2/01/29	322,000	342,260
Sutter Health
5.164% 8/15/33	119,000	123,233
UnitedHealth Group, Inc.
4.500% 4/15/33	356,000	357,584
5.000% 4/15/34	531,000	548,267
		6,559,665
Holding Company - Diversified — 0.0%
ProGroup AG
5.375% 4/15/31 EUR (b) (c)	70,000	75,901
Home Furnishing — 0.0%
Electrolux AB
4.500% 9/29/28 EUR (b) (c)	100,000	115,857
Insurance — 1.0%
AIA Group Ltd.
4.950% 3/30/35 (b)	240,000	239,480
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.500% 10/01/31 (b)	140,000	141,468
6.750% 4/15/28 (b)	215,000	218,482
7.000% 1/15/31 (b)	70,000	71,932
Aon Corp.
2.800% 5/15/30	123,000	113,232
Arthur J Gallagher & Co.
5.750% 7/15/54	70,000	73,068
6.750% 2/15/54	425,000	500,247
Athene Global Funding
0.832% 1/08/27 EUR (b) (c)	165,000	174,656
5.526% 7/11/31 (b)	430,000	441,933
5.684% 2/23/26 (b)	539,000	546,851

The accompanying notes are an integral part of the financial statements.
13

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
CNO Financial Group, Inc.
5.250% 5/30/25	$185,000	$185,099
CNO Global Funding
4.950% 9/09/29 (b)	85,000	85,312
Corebridge Financial, Inc.
3.850% 4/05/29	81,000	78,904
3.900% 4/05/32	251,000	235,415
Corebridge Global Funding
5.200% 1/12/29 (b)	76,000	78,074
Credit Agricole Assurances SA 5 yr. EURIBOR ICE Swap + 2.650% 2.625% VRN 1/29/48 EUR (b) (c)	200,000	214,437
Hannover Rueck SE
1.125% 4/18/28 EUR (b) (c)	100,000	106,619
3 mo. EURIBOR + 2.380% 1.125% VRN 10/09/39 EUR (b) (c)	200,000	198,636
HUB International Ltd.
7.250% 6/15/30 (b)	295,000	307,355
Jackson Financial, Inc.
5.170% 6/08/27	340,000	345,188
Jones Deslauriers Insurance Management, Inc.
8.500% 3/15/30 (b)	187,000	200,072
Legal & General Group PLC 5 yr. U.K. Government Bond + 4.580%
5.375% VRN 10/27/45 GBP (b) (c)	185,000	246,631
Metropolitan Life Global Funding I 5.000% 1/10/30 GBP (b) (c)	100,000	135,961
NN Group NV 1.625% 6/01/27 EUR (b) (c)	100,000	108,177
Panther Escrow Issuer LLC
7.125% 6/01/31 (b)	130,000	136,358
		5,183,587
Internet — 0.5%
Match Group Holdings II LLC
5.000% 12/15/27 (b)	128,000	126,527
MercadoLibre, Inc.
3.125% 1/14/31 (g)	200,000	181,162
Meta Platforms, Inc.
5.400% 8/15/54	110,000	115,242
5.600% 5/15/53	565,000	612,569
Netflix, Inc.
3.625% 5/15/27 EUR (c)	100,000	113,565
3.875% 11/15/29 EUR (b) (c)	125,000	144,809

	Principal Amount	Value
4.625% 5/15/29 EUR (c)	$100,000	$119,260
Uber Technologies, Inc.
4.300% 1/15/30	440,000	438,439
4.500% 8/15/29 (b) (g)	264,000	261,732
4.800% 9/15/34	145,000	144,799
5.350% 9/15/54	100,000	99,180
United Group BV
4.625% 8/15/28 EUR (b) (c)	100,000	109,645
		2,466,929
Investment Companies — 0.4%
Gaci First Investment Co.
4.875% 2/14/35 (b)	475,000	468,166
5.125% 2/14/53 (b)	785,000	714,410
HA Sustainable Infrastructure Capital, Inc.
6.375% 7/01/34 (b)	880,000	900,795
		2,083,371
Leisure Time — 0.2%
Carnival Corp.
7.000% 8/15/29 (b)	95,000	100,956
10.500% 6/01/30 (b)	255,000	276,861
Deuce Finco PLC
5.500% 6/15/27 GBP (b) (c)	100,000	131,205
Harley-Davidson Financial Services, Inc.
5.125% 4/05/26 EUR (b) (c)	210,000	239,759
Royal Caribbean Cruises Ltd.
6.250% 3/15/32 (b)	90,000	93,360
6.000% 2/01/33 (b)	85,000	87,141
		929,282
Lodging — 0.2%
Hilton Domestic Operating Co., Inc. 6.125% 4/01/32 (b)	130,000	133,857
Las Vegas Sands Corp.
3.500% 8/18/26	178,000	174,243
5.900% 6/01/27	89,000	91,395
MGM China Holdings Ltd.
7.125% 6/26/31 (b)	200,000	205,823
Wynn Macau Ltd.
5.500% 1/15/26 (b)	200,000	198,473
		803,791
Machinery - Diversified — 0.1%
AGCO Corp.
5.800% 3/21/34	102,000	106,661

The accompanying notes are an integral part of the financial statements.
14

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Highland Holdings SARL
0.318% 12/15/26 EUR (c)	$122,000	$128,665
Ingersoll Rand, Inc.
5.314% 6/15/31	196,000	204,907
5.450% 6/15/34 (g)	162,000	170,470
TK Elevator Midco GmbH
4.375% 7/15/27 EUR (b) (c)	100,000	110,387
		721,090
Media — 0.6%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250% 2/01/31 (b)	130,000	114,625
7.375% 3/01/31 (b)	70,000	71,671
Charter Communications Operating LLC/Charter Communications Operating Capital
2.800% 4/01/31	502,000	429,587
3.750% 2/15/28	209,000	200,605
5.250% 4/01/53	50,000	40,858
6.650% 2/01/34	471,000	492,965
Comcast Corp.
3.250% 11/01/39	251,000	205,303
5.650% 6/01/54	555,000	592,701
CSC Holdings LLC
11.750% 1/31/29 (b)	200,000	193,318
RCS & RDS SA
3.250% 2/05/28 EUR (b) (c)	200,000	213,812
Sirius XM Radio, Inc.
4.000% 7/15/28 (b)	90,000	84,910
5.000% 8/01/27 (b)	116,000	114,118
Summer BidCo BV
10.000% 2/15/29 EUR (b) (c)	102,986	118,273
VZ Secured Financing BV
3.500% 1/15/32 EUR (b) (c)	100,000	102,602
Ziggo BV
2.875% 1/15/30 EUR (b) (c)	100,000	102,856
		3,078,204
Mining — 0.4%
Anglo American Capital PLC
3.375% 3/11/29 GBP (b) (c)	140,000	176,151

	Principal Amount	Value
Corp. Nacional del Cobre de Chile
6.300% 9/08/53 (b)	$420,000	$445,040
6.440% 1/26/36 (b)	270,000	293,964
Freeport Indonesia PT
4.763% 4/14/27 (b)	240,000	240,781
5.315% 4/14/32 (b)	505,000	513,449
Freeport-McMoRan, Inc.
4.375% 8/01/28	161,000	159,590
5.000% 9/01/27	38,000	38,142
		1,867,117
Miscellaneous - Manufacturing — 0.0%
Knorr-Bremse AG
3.250% 9/21/27 EUR (b) (c)	100,000	112,244
Oil & Gas — 1.9%
Aker BP ASA
4.000% 5/29/32 EUR (b) (c)	100,000	113,028
BP Capital Markets PLC
2.213% 9/25/26 EUR (b) (c)	160,000	176,751
Continental Resources, Inc.
4.375% 1/15/28	81,000	79,838
Diamondback Energy, Inc.
5.150% 1/30/30	136,000	139,532
5.400% 4/18/34	618,000	630,885
5.750% 4/18/54	252,000	253,933
5.900% 4/18/64	264,000	266,097
6.250% 3/15/53	186,000	199,259
Eni SpA
5.500% 5/15/34 (b)	360,000	372,936
5.950% 5/15/54 (b)	445,000	458,301
Hilcorp Energy I LP/Hilcorp Finance Co.
8.375% 11/01/33 (b)	179,000	192,980
Occidental Petroleum Corp.
5.550% 10/01/34	180,000	182,733
6.050% 10/01/54	160,000	162,440
6.125% 1/01/31	329,000	347,187
6.200% 3/15/40	267,000	277,185
6.375% 9/01/28	110,000	115,668
6.450% 9/15/36	68,000	73,437
6.625% 9/01/30	505,000	544,820
7.500% 5/01/31	285,000	323,846
8.500% 7/15/27	97,000	105,470
8.875% 7/15/30	646,000	762,006
Petroleos Mexicanos
4.875% 2/21/28 EUR (b) (c)	460,000	488,617
6.500% 3/13/27	1,185,000	1,162,038
8.750% 6/02/29	385,000	389,769

The accompanying notes are an integral part of the financial statements.
15

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
QatarEnergy
3.125% 7/12/41 (b)	$300,000	$238,448
Raizen Fuels Finance SA
5.700% 1/17/35 (b)	320,000	320,320
6.450% 3/05/34 (b)	200,000	211,681
6.950% 3/05/54 (b)	200,000	213,442
Sunoco LP
7.000% 5/01/29 (b)	15,000	15,672
7.250% 5/01/32 (b)	102,000	108,122
Var Energi ASA
5.500% 5/04/29 EUR (b) (c)	320,000	383,696
Wintershall Dea Finance BV
1.332% 9/25/28 EUR (b) (c)	400,000	410,782
		9,720,919
Pharmaceuticals — 1.3%
AbbVie, Inc.
2.125% 11/17/28 EUR (c)	100,000	108,945
2.625% 11/15/28 EUR (c)	225,000	249,537
4.050% 11/21/39	230,000	212,454
4.250% 11/21/49	277,000	248,115
5.050% 3/15/34	526,000	549,417
Astrazeneca Finance LLC
5.000% 2/26/34	1,005,000	1,049,530
Bayer US Finance LLC
6.375% 11/21/30 (b)	480,000	513,892
Becton Dickinson & Co.
2.823% 5/20/30	433,000	399,481
3.020% 5/24/25 GBP (c)	150,000	197,613
3.519% 2/08/31 EUR (c)	113,000	127,987
CVS Health Corp.
5.050% 3/25/48	699,000	637,998
5.625% 2/21/53	366,000	361,175
5.875% 6/01/53	196,000	199,458
Eli Lilly & Co.
4.700% 2/09/34	1,020,000	1,042,749
Gruenenthal GmbH
6.750% 5/15/30 EUR (b) (c)	100,000	119,360
Pfizer Investment Enterprises Pte. Ltd.
5.340% 5/19/63	374,000	384,196
Utah Acquisition Sub, Inc.
3.125% 11/22/28 EUR (b) (c)	155,000	172,402
		6,574,309
Pipelines — 1.5%
Boardwalk Pipelines LP
3.400% 2/15/31	756,000	694,389
Cheniere Energy Partners LP
4.500% 10/01/29	107,000	105,537

	Principal Amount	Value
5.750% 8/15/34 (b)	$607,000	$632,342
5.950% 6/30/33	318,000	336,490
Cheniere Energy, Inc.
4.625% 10/15/28	162,000	160,943
5.650% 4/15/34 (b)	395,000	408,671
Columbia Pipelines Holding Co. LLC
5.681% 1/15/34 (b)	390,000	402,265
Enbridge, Inc.
5.625% 4/05/34	322,000	337,719
6.700% 11/15/53	196,000	226,952
Energy Transfer LP
5.550% 5/15/34	209,000	216,401
5.950% 5/15/54	141,000	144,307
6.400% 12/01/30	264,000	287,601
6.550% 12/01/33	128,000	141,314
Greensaif Pipelines Bidco SARL
5.853% 2/23/36 (b)	290,000	299,951
Kinetik Holdings LP
5.875% 6/15/30 (b)	90,000	90,613
6.625% 12/15/28 (b)	41,000	42,552
ONEOK, Inc.
4.400% 10/15/29	190,000	189,357
4.750% 10/15/31	260,000	260,001
5.050% 11/01/34	310,000	308,587
5.650% 11/01/28	76,000	79,434
6.050% 9/01/33	212,000	226,515
Sabine Pass Liquefaction LLC
4.200% 3/15/28	84,000	83,557
South Bow USA Infrastructure Holdings LLC
5.026% 10/01/29 (b)	90,000	90,235
5.584% 10/01/34 (b)	105,000	106,010
Targa Resources Corp.
6.150% 3/01/29	210,000	223,761
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.000% 1/15/32	107,000	100,680
4.875% 2/01/31	20,000	19,853
5.000% 1/15/28	76,000	75,993
5.500% 3/01/30	128,000	130,342
6.875% 1/15/29	181,000	185,581
Transcanada Trust 3 mo. CAD CDOR + 3.080%
4.650% VRN 5/18/77 CAD (c)	650,000	472,328
Venture Global Calcasieu Pass LLC
4.125% 8/15/31 (b)	100,000	92,973
6.250% 1/15/30 (b)	115,000	120,550

The accompanying notes are an integral part of the financial statements.
16

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Venture Global LNG, Inc.
8.375% 6/01/31 (b)	$65,000	$68,635
9.500% 2/01/29 (b)	355,000	399,909
Western Midstream Operating LP
4.500% 3/01/28	81,000	80,296
6.350% 1/15/29	76,000	80,801
Williams Cos., Inc.
5.150% 3/15/34	140,000	141,526
		8,064,971
Private Equity — 0.0%
HAT Holdings I LLC/HAT Holdings II LLC
8.000% 6/15/27 (b)	234,000	247,895
Real Estate — 0.2%
Blackstone Property Partners Europe Holdings SARL
1.750% 3/12/29 EUR (b) (c)	180,000	184,092
Howard Hughes Corp.
5.375% 8/01/28 (b)	140,000	137,943
Logicor Financing SARL
0.875% 1/14/31 EUR (b) (c)	600,000	554,761
1.500% 7/13/26 EUR (b) (c)	167,000	179,850
		1,056,646
Real Estate Investment Trusts (REITS) — 0.6%
Alexandria Real Estate Equities, Inc. 5.250% 5/15/36	60,000	61,008
American Tower Corp.
5.450% 2/15/34	421,000	440,106
Brixmor Operating Partnership LP
4.050% 7/01/30	255,000	247,933
4.125% 5/15/29	136,000	133,116
Crown Castle, Inc.
5.800% 3/01/34	196,000	207,872
Equinix Europe 2 Financing Corp. LLC
3.650% 9/03/33 EUR (c)	190,000	211,328
Healthcare Realty Holdings LP
2.050% 3/15/31	196,000	161,200
3.625% 1/15/28	722,000	690,499
Inmobiliaria Colonial Socimi SA
1.625% 11/28/25 EUR (b) (c)	200,000	218,754
Invitation Homes Operating Partnership LP
4.875% 2/01/35	215,000	212,237

	Principal Amount	Value
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. 5.750% 2/01/27	$55,000	$55,825
Praemia Healthcare SACA
0.875% 11/04/29 EUR (b) (c)	200,000	194,337
Prologis LP
2.250% 6/30/29 GBP (c)	150,000	180,414
Segro Capital SARL
1.875% 3/23/30 EUR (b) (c)	185,000	190,948
		3,205,577
Retail — 0.2%
The Home Depot, Inc.
4.950% 6/25/34	425,000	441,842
Lowe’s Cos., Inc.
4.250% 4/01/52	96,000	81,278
5.750% 7/01/53	128,000	135,061
Next Group PLC
3.625% 5/18/28 GBP (b) (c)	250,000	322,624
Yum! Brands, Inc.
5.375% 4/01/32	110,000	109,629
		1,090,434
Savings & Loans — 0.0%
Nationwide Building Society 3 mo. EURIBOR + 0.930%
1.500% VRN 3/08/26 EUR (b) (c)	140,000	154,627
Semiconductors — 0.4%
Broadcom, Inc.
3.419% 4/15/33 (b)	382,000	347,086
4.350% 2/15/30 (d)	485,000	484,055
4.550% 2/15/32 (d)	185,000	184,859
5.150% 11/15/31	315,000	326,892
Intel Corp.
3.050% 8/12/51	238,000	152,417
3.250% 11/15/49	646,000	434,535
Micron Technology, Inc.
6.750% 11/01/29	251,000	275,772
		2,205,616
Software — 0.2%
Cadence Design Systems, Inc.
4.300% 9/10/29	180,000	180,706
4.700% 9/10/34	105,000	105,655
Fiserv, Inc.
1.625% 7/01/30 EUR (c)	100,000	102,677

The accompanying notes are an integral part of the financial statements.
17

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3.000% 7/01/31 GBP (c)	$125,000	$147,691
4.500% 5/24/31 EUR (c)	200,000	236,368
IPD 3 BV
8.000% 6/15/28 EUR (b) (c)	100,000	117,960
Oracle Corp.
3.600% 4/01/50	195,000	148,454
3.950% 3/25/51	72,000	57,946
UKG, Inc.
6.875% 2/01/31 (b)	115,000	118,830
		1,216,287
Telecommunications — 1.2%
Altice Financing SA
4.250% 8/15/29 EUR (b) (c)	100,000	89,330
Altice France SA
3.375% 1/15/28 EUR (b) (c)	135,000	105,944
America Movil SAB de CV
5.750% 6/28/30 GBP (c)	100,000	139,436
AT&T, Inc.
3.500% 9/15/53	259,000	190,280
3.950% 4/30/31 EUR (c)	125,000	144,952
Chorus Ltd.
3.625% 9/07/29 EUR (c)	100,000	113,147
Lorca Telecom Bondco SA
4.000% 9/18/27 EUR (b) (c)	235,000	259,924
Motorola Solutions, Inc.
5.400% 4/15/34	183,000	190,982
NBN Co. Ltd.
4.125% 3/15/29 EUR (b) (c)	355,000	414,177
Orange SA
3.250% 1/15/32 GBP (b) (c)	200,000	242,515
Rogers Communications, Inc.
3.800% 3/15/32	251,000	232,884
4.350% 5/01/49	34,000	28,724
4.550% 3/15/52	625,000	541,210
5.000% 2/15/29	436,000	444,939
5.300% 2/15/34	489,000	497,488
Sprint Capital Corp.
6.875% 11/15/28	569,000	621,244
8.750% 3/15/32	357,000	442,652
T-Mobile USA, Inc.
5.750% 1/15/54	547,000	581,440
TDC Net AS
5.056% 5/31/28 EUR (b) (c)	100,000	115,949

	Principal Amount	Value
5.618% 2/06/30 EUR (b) (c)	$100,000	$117,982
Tele2 AB
0.750% 3/23/31 EUR (b) (c)	130,000	126,817
2.125% 5/15/28 EUR (b) (c)	100,000	108,031
Verizon Communications, Inc.
2.625% 12/01/31 EUR (c)	125,000	134,474
Vmed O2 UK Financing I PLC
4.500% 7/15/31 GBP (b) (c)	155,000	178,734
7.750% 4/15/32 (b)	270,000	277,150
		6,340,405
Toys, Games & Hobbies — 0.1%
Mattel, Inc.
5.875% 12/15/27 (b)	366,000	368,813
Transportation — 0.1%
Brambles Finance PLC
4.250% 3/22/31 EUR (b) (c)	180,000	212,657
Burlington Northern Santa Fe LLC
5.500% 3/15/55	345,000	372,120
Genesee & Wyoming, Inc.
6.250% 4/15/32 (b)	100,000	102,835
		687,612
Water — 0.1%
Severn Trent Utilities Finance PLC
4.625% 11/30/34 GBP (b) (c)	160,000	200,602
Veolia Environnement SA
1.940% 1/07/30 EUR (b) (c)	200,000	211,280
		411,882
TOTAL CORPORATE DEBT
(Cost $134,580,262)		137,285,833
Municipal Obligations — 0.1%
California — 0.0%
City of Los Angeles Department of Airports, CA, Revenue Bonds, Series C,
6.582% 5/15/39	90,000	99,701
Illinois — 0.0%
State of Illinois, General Obligation,
7.350% 7/01/35	90,357	99,269

The accompanying notes are an integral part of the financial statements.
18

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Puerto Rico — 0.1%
Commonwealth of Puerto Rico, General Obligation, Series CW,
0.000% 11/01/43	$653,665	$420,797
TOTAL MUNICIPAL OBLIGATIONS (Cost $535,830)		619,767
Non-U.S. Government Agency Obligations — 8.7%
Automobile Asset-Backed Securities — 1.6%
AmeriCredit Automobile Receivables Trust, Series 2023-1, Class C
5.800% 12/18/28	400,000	413,107
Bayview Opportunity Master Fund VII LLC
Series 2024-CAR1, Class A, 30 day USD SOFR Average + 1.100% 6.380% FRN 12/26/31 (b)	252,524	253,278
Series 2024-CAR1, Class C, 30 day USD SOFR Average + 1.500% 6.780% FRN 12/26/31 (b)	200,416	200,415
Carmax Auto Owner Trust
Series 2024-3, Class A4, 4.850% 1/15/30	100,000	101,214
Series 2024-3, Class A3, 4.890% 7/16/29	240,000	243,209
CarMax Auto Owner Trust, Series 2024-1, Class B 5.170% 8/15/29	70,000	71,020
Carmax Select Receivables Trust
Series 2024-A, Class B, 5.350% 1/15/30	145,000	148,978
Series 2024-A, Class A3, 5.400% 11/15/28	125,000	127,498
Carvana Auto Receivables Trust
Series 2024-P2, Class A4, 5.210% 6/10/30	335,000	344,680
Series 2024-N1, Class A3, 5.600% 3/10/28 (b)	185,000	186,905
Series 2024-N1, Class B, 5.630% 5/10/30 (b)	225,000	229,398
Series 2024-N2, Class A3, 5.710% 7/10/28 (b)	355,000	361,319

	Principal Amount	Value
Enterprise Fleet Financing LLC
Series 2024-3, Class A3, 4.980% 8/21/28 (b)	$155,000	$157,858
Series 2024-3, Class A4, 5.060% 3/20/31 (b)	110,000	112,161
Series 2024-1, Class A3, 5.160% 9/20/30 (b)	280,000	287,802
Exeter Automobile Receivables Trust
Series 2022-3A, Class C, 5.300% 9/15/27	520,000	520,600
Series 2023-1A, Class D, 6.690% 6/15/29	85,000	86,800
Ford Credit Auto Lease Trust
Series 2024-A, Class A4, 5.050% 6/15/27	120,000	121,204
Series 2023-A, Class C, 5.540% 12/15/26	850,000	854,600
Ford Credit Auto Owner Trust, Series 2022-C, Class C 5.220% 3/15/30	200,000	202,346
Huntington Bank Auto Credit-Linked Notes, Series 2024-1, Class B1 6.153% 5/20/32 (b)	309,788	314,355
Navistar Financial Dealer Note Master Owner Trust, Series 2024-1, Class A 5.590% 4/25/29 (b)	305,000	310,671
Octane Receivables Trust
Series 2024-1A, Class A2, 5.680% 5/20/30 (b)	250,746	253,543
Series 2023-1A, Class A, 5.870% 5/21/29 (b)	59,335	59,613
Series 2023-3A, Class B, 6.480% 7/20/29 (b)	150,000	154,002
Series 2023-3A, Class C, 6.740% 8/20/29 (b)	100,000	103,674
Santander Bank Auto Credit-Linked Notes
Series 2021-1A, Class B, 1.833% 12/15/31 (b)	11,464	11,416
Series 2023-B, Class B, 5.640% 12/15/33 (b)	240,525	243,039
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class D 1.570% 1/15/27 (b)	735,000	712,034
Santander Drive Auto Receivables Trust, Series 2021-4, Class D
1.670% 10/15/27	310,000	303,256

The accompanying notes are an integral part of the financial statements.
19

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SBNA Auto Lease Trust
Series 2024-C, Class A4, 4.420% 3/20/29 (b)	$90,000	$90,260
Series 2024-C, Class A3, 4.560% 2/22/28 (b)	185,000	185,260
Series 2024-A, Class A4, 5.240% 1/22/29 (b)	165,000	167,098
Series 2024-A, Class A3, 5.390% 11/20/26 (b)	175,000	176,464
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class A4, 4.940% 1/21/31 (b)	130,000	132,491
Series 2024-1A, Class C, 5.510% 1/20/32 (b)	65,000	66,846
US Bank NA, Series 2023-1, Class B 6.789% 8/25/32 (b)	158,186	160,539
		8,468,953
Commercial Mortgage-Backed Securities — 1.4%
Bank5, Series 2024-5YR8, Class A3 5.884% 8/15/57	555,000	585,497
BBCMS Mortgage Trust
Series 2024-5C27, Class A3, 6.014% 7/15/57	120,000	127,002
Series 2019-BWAY, Class D, 1 mo. USD Term SOFR + 2.274% 7.372% FRN 11/15/34 (b)	245,000	2,450
Benchmark Mortgage Trust, Series 2024-V9, Class A3 5.602% 8/15/57	985,000	1,021,597
BMO Mortgage Trust, Series 2024-5C5, Class A3 5.857% 2/15/57	935,000	980,260
BX Commercial Mortgage Trust, Series 2024-MDHS, Class A, 1 mo. USD Term SOFR + 1.641% 6.738% FRN 5/15/41 (b)	1,111,498	1,111,847
BX Trust, Series 2021-ARIA, Class B, 1 mo. USD Term SOFR + 1.411% 6.509% FRN 10/15/36 (b)	475,000	471,738
Cantor Commercial Real Estate Lending, Series 2019-CF2, Class B 3.267% 11/15/52	295,000	257,404

	Principal Amount	Value
CONE Trust, Series 2024-DFW1, Class A, 1 mo. USD Term SOFR + 1.642% 6.738% FRN 8/15/41 (b)	$415,000	$414,999
Credit Suisse Mortgage Trust
Series 2020-NET, Class A, 2.257% 8/15/37 (b)	163,341	157,336
Series 2020-NET, Class C, 3.526% 8/15/37 (b)	480,000	460,965
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class AFX 4.248% 7/05/33 (b)	115,000	104,799
MED Commercial Mortgage Trust, Series 2024-MOB, Class A, 1 mo. USD Term SOFR + 1.592% 6.688% FRN 5/15/41 (b)	330,000	328,766
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, 1 mo. USD Term SOFR + 1.392% 6.488% FRN 5/15/39 (b)	690,000	686,987
TX Trust, Series 2024-HOU, Class A, 1 mo. USD Term SOFR + 1.591% 6.688% FRN 6/15/39 (b)	190,000	189,054
VNDO Trust, Series 2016-350P, Class D, 4.033% VRN 1/10/35 (b) (i)	215,000	203,765
WB Commercial Mortgage Trust, Series 2024-HQ, Class A, 6.134% VRN 3/15/40 (b) (i)	150,000	151,866
Wells Fargo Commercial Mortgage Trust, Series 2021-SAVE, Class C, 1 mo. USD Term SOFR + 1.914% 7.012% FRN 2/15/40 (b)	324,000	318,336
		7,574,668
Other Asset-Backed Securities — 4.4%
522 Funding CLO Ltd., Series 2019-5A, Class BR, 3 mo. USD Term SOFR + 1.850% 7.151% FRN 4/15/35 (b)	465,000	465,442
Amur Equipment Finance Receivables X LLC, Series 2022-1A, Class C 2.370% 4/20/28 (b)	175,000	170,610

The accompanying notes are an integral part of the financial statements.
20

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Amur Equipment Finance Receivables XIII LLC, Series 2024-1A, Class A2 5.380% 1/21/31 (b)	$379,317	$384,087
Amur Equipment Finance Receivables XIV LLC, Series 2024-2A, Class A2 5.190% 7/21/31 (b)	385,000	390,667
Auxilior Term Funding LLC
Series 2024-1A, Class A3, 5.490% 7/15/31 (b)	140,000	143,320
Series 2024-1A, Class A2, 5.840% 3/15/27 (b)	170,000	172,002
BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class A 3.280% 9/26/33 (b)	95,214	93,147
CCG Receivables Trust, Series 2024-1, Class A2 4.990% 3/15/32 (b)	380,000	381,509
Clarus Capital Funding LLC, Series 2024-1A, Class A2 4.710% 8/20/32 (b)	190,000	189,881
Cologix Canadian Issuer LP, Series 2022-1CAN, Class A2 4.940% 1/25/52 CAD (b) (c)	275,000	195,501
Crossroads Asset Trust, Series 2024-A, Class A2 5.900% 8/20/30 (b)	220,000	223,487
CyrusOne Data Centers Issuer I LLC
Series 2024-2A, Class A2, 4.500% 5/20/49 (b)	1,043,000	1,014,968
Series 2024-3A, Class A2, 4.650% 5/20/49 (b)	435,000	407,643
Series 2024-1A, Class A2, 4.760% 3/22/49 (b)	160,000	156,793
Dell Equipment Finance Trust
Series 2024-1, Class C, 5.730% 3/22/30 (b)	100,000	102,412
Series 2023-3, Class C, 6.170% 4/23/29 (b)	125,000	127,567
DLLST LLC
Series 2024-1A, Class A4, 4.930% 4/22/30 (b)	45,000	45,613
Series 2024-1A, Class A3, 5.050% 8/20/27 (b)	190,000	191,355
Driven Brands Funding LLC
Series 2020-2A, Class A2, 3.237% 1/20/51 (b)	545,225	507,861

	Principal Amount	Value
Series 2020-1A, Class A2, 3.786% 7/20/50 (b)	$264,000	$253,527
Series 2019-1A, Class A2, 4.641% 4/20/49 (b)	160,650	159,361
Dryden 45 Senior Loan Fund, Series 2016-45A, Class A1RR, 3 mo. USD Term SOFR + 1.080% 5.723% FRN 10/15/30 (b)	250,000	250,044
Elara HGV Timeshare Issuer LLC
Series 2023-A, Class A, 6.160% 2/25/38 (b)	159,776	165,305
Series 2023-A, Class B, 6.530% 2/25/38 (b)	128,391	132,688
Elmwood CLO 20 Ltd., Series 2022-7A, Class AR, 3 mo. USD Term SOFR + 1.500% 6.786% FRN 1/17/37 (b)	305,000	306,858
FirstKey Homes Trust, Series 2020-SFR2, Class C 1.667% 10/19/37 (b)	340,000	328,670
Hardee's Funding LLC
Series 2021-1A, Class A2, 2.865% 6/20/51 (b)	290,250	257,798
Series 2024-1A, Class A2, 7.253% 3/20/54 (b)	621,875	650,167
HPEFS Equipment Trust
Series 2022-1A, Class C, 1.960% 5/21/29 (b)	129,000	128,335
Series 2022-1A, Class D, 2.400% 11/20/29 (b)	350,000	344,136
Series 2024-2A, Class B, 5.350% 10/20/31 (b)	100,000	101,716
Series 2024-2A, Class A3, 5.360% 10/20/31 (b)	145,000	147,595
Series 2023-2A, Class B, 6.250% 1/21/31 (b)	100,000	101,028
Series 2023-2A, Class C, 6.480% 1/21/31 (b)	140,000	141,683
Series 2023-2A, Class D, 6.970% 7/21/31 (b)	100,000	101,292
HPS Loan Management Ltd., Series 11A-17, Class BR, 3 mo. USD Term SOFR + 1.812% 7.039% FRN 5/06/30 (b)	265,000	265,178

The accompanying notes are an integral part of the financial statements.
21

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Invesco US CLO Ltd., Series 2023-1A, Class AR, 3 mo. USD Term SOFR + 1.570% 6.852% FRN 4/22/37 (b)	$500,000	$502,037
Jamestown CLO XV Ltd., Series 2020-15A, Class A1R, 3 mo. USD Term SOFR + 1.370% 6.698% FRN 7/15/35 (b)	465,000	465,488
Kubota Credit Owner Trust
Series 2023-1A, Class A4, 5.070% 2/15/29 (b)	110,000	111,087
Series 2024-2A, Class A4, 5.190% 5/15/30 (b)	145,000	149,327
Series 2024-2A, Class A3, 5.260% 11/15/28 (b)	275,000	281,971
Madison Park Funding LXI Ltd., Series 2023-61A, Class A, 3 mo. USD Term SOFR + 1.730% 7.012% FRN 1/20/37 (b)	275,000	276,814
MidOcean Credit CLO VI, Series 2016-6A, Class ARRR, 3 mo. USD Term SOFR + 1.230% 6.512% FRN 4/20/33 (b)	460,000	460,180
MidOcean Credit CLO XI Ltd., Series 2022-11A, Class A1R, 3 mo. USD Term SOFR + 1.730% 7.009% FRN 10/18/33 (b)	455,000	456,083
MVW LLC
Series 2023-1A, Class A, 4.930% 10/20/40 (b)	386,745	390,042
Series 2023-2A, Class A, 6.180% 11/20/40 (b)	172,253	178,815
Series 2023-2A, Class B, 6.330% 11/20/40 (b)	103,671	107,412
Northwoods Capital XIV-B Ltd., Series 2018-14BA, Class AR, 3 mo. USD Term SOFR + 1.250% 6.363% FRN 11/13/31 (b)	494,146	494,640
Palmer Square CLO Ltd., Series 2020-3A, Class A1R2, 3 mo. USD Term SOFR + 1.650% 6.768% FRN 11/15/36 (b)	430,000	433,442

	Principal Amount	Value
Post Road Equipment Finance LLC, Series 2024-1A, Class A2 5.590% 11/15/29 (b)	$130,000	$131,291
Progress Residential Trust
Series 2021-SFR1, Class A, 1.052% 4/17/38 (b)	288,102	273,499
Series 2024-SFR5, Class A, 3.000% 8/09/29 (b)	475,000	439,995
Rockford Tower CLO Ltd., Series 2019-2A, Class AR2, 3 mo. USD Term SOFR + 1.130% 5.821% FRN 8/20/32 (b) (d)	300,000	300,053
RR 12 Ltd., Series 2020-12A, Class AAR3, 3 mo. USD Term SOFR + 1.250% 6.551% FRN 1/15/36 (b)	1,465,000	1,465,735
RR 28 Ltd., Series 2024-28RA, Class A1R, 3 mo. USD Term SOFR + 1.550% 6.851% FRN 4/15/37 (b)	650,000	653,261
SCF Equipment Leasing LLC, Series 2024-1A, Class A3 5.520% 1/20/32 (b)	325,000	334,935
SEB Funding LLC, Series 2024-1A, Class A2 7.386% 4/30/54 (b)	740,000	766,521
Symphony CLO XVI Ltd., Series 2015-16A, Class ARR, 3 mo. USD Term SOFR + 1.200% 6.501% FRN 10/15/31 (b)	1,002,010	1,003,017
Symphony CLO XXXI Ltd., Series 2022-31A, Class B, 3 mo. USD Term SOFR + 1.850% 7.132% FRN 4/22/35 (b)	410,000	410,270
THL Credit Wind River CLO Ltd., Series 2018-2A, Class A1R, 3 mo. USD Term SOFR + 1.200% 6.501% FRN 7/15/30 (b)	580,000	580,296
TIAA CLO I Ltd., Series 2016-1A, Class ARR, 3 mo. USD Term SOFR + 1.250% 6.532% FRN 7/20/31 (b)	614,596	614,965
Tricon Residential Trust
Series 2024-SFR3, Class A, 4.500% 8/17/41 (b)	210,000	208,987

The accompanying notes are an integral part of the financial statements.
22

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2024-SFR2, Class A, 4.750% 6/17/40 (b)	$564,649	$566,437
Trinitas CLO VI Ltd., Series 2017-6A, Class ARRR, 3 mo. USD Term SOFR + 1.330% 6.615% FRN 1/25/34 (b)	1,000,000	998,592
Verdant Receivables LLC, Series 2024-1A, Class A2 5.680% 12/12/31 (b)	130,000	132,768
Verizon Master Trust
Series 2024-6, Class A1A, 4.170% 8/20/30	665,000	664,878
Series 2023-1, Class C, 4.980% 1/22/29	250,000	247,757
		23,299,841
Real Estate Investment Trusts (REITS) — 0.3%
SBA Tower Trust
1.840% 4/15/27 (b)	635,000	590,706
2.593% 10/15/56 (b)	515,000	440,039
4.831% 10/15/29 (b) (d)	400,000	397,820
		1,428,565
Student Loans Asset-Backed Securities — 0.3%
Navient Private Education Refi Loan Trust, Series 2020-CA, Class B 2.830% 11/15/68 (b)	470,000	405,036
SMB Private Education Loan Trust
Series 2020-B, Class A1A, 1.290% 7/15/53 (b)	124,084	115,873
Series 2021-A, Class B, 2.310% 1/15/53 (b)	487,896	465,600
Series 2018-A, Class A2A, 3.500% 2/15/36 (b)	310,648	305,708
		1,292,217
Whole Loan Collateral Collateralized Mortgage Obligations — 0.7%
Angel Oak Mortgage Trust
Series 2022-1, Class A1, 2.881% STEP 12/25/66 (b)	265,432	249,300
Series 2020-5, Class M1, 2.970% VRN 5/25/65 (b) (i)	275,000	245,188
BINOM Securitization Trust, Series 2021-INV1, Class A1, 2.034% VRN 6/25/56 (b) (i)	229,923	208,337

	Principal Amount	Value
Chase Mortgage Finance Corp., Series 2024-RPL4, Class A1B, 3.375% VRN 12/25/64 (b) (e) (i)	$60,000	$54,759
Citigroup Mortgage Loan Trust, Series 2022-INV1, Class A4B, 3.000% VRN 11/27/51 (b) (i)	199,553	172,980
Flagstar Mortgage Trust
Series 2018-6RR, Class 2A4, 4.000% VRN 9/25/48 (b) (i)	10,016	9,778
Series 2020-1INV, Class A11, 1 mo. USD Term SOFR + 0.964% 5.819% FRN 3/25/50 (b)	75,722	72,440
Galton Funding Mortgage Trust, Series 2018-1, Class A23, 3.500% VRN 11/25/57 (b) (i)	16,875	15,809
GS Mortgage-Backed Securities Trust, Series 2020-INV1, Class A14, 2.918% VRN 10/25/50 (b) (i)	212,818	187,470
Imperial Fund Mortgage Trust, Series 2021-NQM2, Class A1, 1.073% VRN 9/25/56 (b) (i)	174,860	149,621
JP Morgan Mortgage Trust
Series 2020-LTV1, Class B1A, 3.256% VRN 6/25/50 (b) (i)	343,759	294,165
Series 2019-INV3, Class A3, 3.500% VRN 5/25/50 (b) (i)	93,178	85,334
Series 2020-LTV1, Class A3, 3.500% VRN 6/25/50 (b) (i)	10,822	10,609
Series 2020-INV1, Class A3, 3.500% VRN 8/25/50 (b) (i)	80,806	74,125
Series 2020-5, Class B2, 3.571% VRN 12/25/50 (b) (i)	321,219	286,821
Series 2020-INV1, Class A11, 1 mo. USD Term SOFR + 0.944% 5.799% FRN 8/25/50 (b)	51,177	48,965
OBX Trust
Series 2020-EXP1, Class 1A8, 3.500% VRN 2/25/60 (b) (i)	222,630	201,120
Series 2019-INV2, Class A25, 4.000% VRN 5/27/49 (b) (i)	90,599	86,617
Sequoia Mortgage Trust
Series 2017-CH1, Class A2, 3.500% VRN 8/25/47 (b) (i)	33,439	31,345

The accompanying notes are an integral part of the financial statements.
23

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2017-CH1, Class A13, 4.000% VRN 8/25/47 (b) (i)	$41,568	$39,980
Series 2018-CH3, Class A2, 4.000% VRN 8/25/48 (b) (i)	4,719	4,627
SG Residential Mortgage Trust, Series 2019-3, Class A1, 2.703% VRN 9/25/59 (b) (i)	3,336	3,314
Towd Point Mortgage Trust, Series 2019-HY3, Class A1A, 1 mo. USD Term SOFR + 1.114% 5.969% FRN 10/25/59 (b)	73,392	74,737
Verus Securitization Trust
Series 2021-5, Class A2, 1.218% VRN 9/25/66 (b) (i)	236,503	202,955
Series 2022-1, Class A1, 2.724% STEP 1/25/67 (b)	653,281	612,017
Series 2020-INV1, Class A3, 4.889% VRN 3/25/60 (b) (i)	100,000	99,272
		3,521,685
Whole Loan Collateral Support Collateralized Mortgage Obligations — 0.0%
JP Morgan Mortgage Trust
Series 2019-INV3, Class A15, 3.500% VRN 5/25/50 (b) (i)	80,214	73,244
Series 2020-LTV1, Class A15, 3.500% VRN 6/25/50 (b) (i)	4,626	4,524
Sequoia Mortgage Trust
Series 2018-CH1, Class A19, 4.000% VRN 3/25/48 (b) (i)	50,975	48,293
Series 2018-CH2, Class A21, 4.000% VRN 6/25/48 (b) (i)	17,843	16,973
		143,034
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $46,368,348)		45,728,963
Sovereign Debt Obligations — 17.5%
Albania Government International Bond
3.500% 6/16/27 EUR (b) (c)	105,000	114,630
5.900% 6/09/28 EUR (b) (c)	410,000	477,248
Australia Government Bond
3.000% 3/21/47 AUD (b) (c)	669,000	362,560
4.500% 4/21/33 AUD (b) (c)	2,920,000	2,101,410

	Principal Amount	Value
Bonos de la Tesoreria de la Republica en pesos 5.800% 10/01/34 CLP (b) (c)	$575,000,000	$676,655
Brazil Notas do Tesouro Nacional Serie B 6.000% 5/15/35 BRL (c)	410,000	315,370
Brazil Notas do Tesouro Nacional Series F 10.000% 1/01/31 BRL (c)	6,755,000	1,116,981
Bulgaria Government International Bond
4.375% 5/13/31 EUR (b) (c)	446,000	528,735
4.500% 1/27/33 EUR (b) (c)	485,000	580,422
5.000% 3/05/37 (b)	230,000	229,924
Bundesobligation 0.000% 10/09/26 EUR (b) (c)	503,000	537,945
Bundesrepublik Deutschland Bundesanleihe
0.000% 2/15/30 EUR (b) (c)	430,000	432,666
0.000% 8/15/52 EUR (b) (c)	96,210	54,818
2.500% 8/15/54 EUR (b) (c)	1,160,000	1,302,243
4.750% 7/04/40 EUR (b) (c)	153,000	222,093
Canadian Government Bond
3.250% 12/01/33 CAD (c)	1,181,000	895,873
4.000% 3/01/29 CAD (c)	3,344,000	2,603,249
Canadian Government Real Return Bond 4.000% 12/01/31 CAD (c)	3,080,761	2,701,033
Chile Government International Bond 4.125% 7/05/34 EUR (c)	170,000	197,575
China Development Bank 3.480% 1/08/29 CNY (c)	9,000,000	1,358,829
China Government Bond
2.280% 3/25/31 CNY (c)	4,000,000	581,223
2.600% 9/01/32 CNY (c)	4,000,000	587,693
2.670% 5/25/33 CNY (c)	26,600,000	3,929,461
2.690% 8/15/32 CNY (c)	3,500,000	517,378
3.320% 4/15/52 CNY (c)	12,000,000	2,000,015
4.000% 6/24/69 CNY (c)	1,000,000	204,877
Colombia TES
6.000% 4/28/28 COP (c)	1,597,700,000	345,664
7.000% 3/26/31 COP (c)	2,550,000,000	534,263

The accompanying notes are an integral part of the financial statements.
24

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
7.250% 10/18/34 COP (c)	$3,160,600,000	$620,471
13.250% 2/09/33 COP (c)	1,945,100,000	547,720
Cyprus Government International Bond
0.950% 1/20/32 EUR (b) (c)	610,000	599,794
2.750% 5/03/49 EUR (b) (c)	99,000	97,173
Czech Republic Government Bond 1.500% 4/24/40 CZK (c)	4,700,000	147,978
Deutsche Bundesrepublik Inflation-Linked Bond 0.500% 4/15/30 EUR (b) (c)	1,104,369	1,240,994
Estonia Government International Bond 3.250% 1/17/34 EUR (b) (c)	850,000	959,747
French Republic Government Bond OAT 1.250% 5/25/36 EUR (b) (c)	1,666,000	1,534,234
Hellenic Republic Government Bond 0.750% 6/18/31 EUR (b) (c)	585,000	570,575
Hungary Government International Bond
2.250% 4/20/33 HUF (c)	55,800,000	117,762
5.000% 2/22/27 EUR (b) (c)	247,000	285,894
Iceland Government International Bond
0.000% 4/15/28 EUR (b) (c)	346,000	351,838
3.500% 3/21/34 EUR (b) (c)	209,000	243,187
India Government Bond
6.540% 1/17/32 INR (c)	55,500,000	654,334
7.260% 8/22/32 INR (c)	65,600,000	807,222
Indonesia Government International Bond 3.750% 6/14/28 EUR (b) (c)	1,280,000	1,446,204
Indonesia Treasury Bond
5.500% 4/15/26 IDR (c)	9,880,000,000	645,261
6.375% 8/15/28 IDR (c)	3,627,000,000	240,637
6.375% 4/15/32 IDR (c)	5,431,000,000	356,882
6.875% 4/15/29 IDR (c)	5,003,000,000	339,285
7.000% 2/15/33 IDR (c)	25,927,000,000	1,771,119
Ireland Government Bond
1.500% 5/15/50 EUR (b) (c)	36,000	30,510

	Principal Amount	Value
2.000% 2/18/45 EUR (b) (c)	$157,000	$152,269
Israel Government International Bond 1.500% 1/18/27 EUR (b) (c)	530,000	558,258
Italy Buoni Poliennali Del Tesoro
1.300% 5/15/28 EUR (b) (c)	1,066,361	1,198,058
2.800% 3/01/67 EUR (b) (c)	811,000	690,028
4.500% 10/01/53 EUR (b) (c)	571,000	679,966
Ivory Coast Government International Bond 5.875% 10/17/31 EUR (b) (c)	485,000	510,859
Japan Government Forty Year Bond 1.300% 3/20/63 JPY (c)	56,050,000	290,473
Japan Government Ten Year Bond 0.400% 3/20/25 JPY (c)	283,500,000	1,975,377
Japan Government Thirty Year Bond
1.000% 3/20/52 JPY (c)	326,750,000	1,773,146
1.300% 6/20/52 JPY (c)	204,250,000	1,194,847
1.400% 9/20/52 JPY (c)	165,500,000	990,375
1.700% 9/20/44 JPY (c)	274,100,000	1,902,156
2.200% 6/20/54 JPY (c)	13,950,000	99,281
Japanese Government CPI-Linked Bond
0.005% 3/10/31 JPY (c)	188,469,404	1,379,117
0.005% 3/10/32 JPY (c)	73,638,573	536,469
0.005% 3/10/33 JPY (c)	77,490,004	559,650
0.005% 3/10/34 JPY (c)	221,246,333	1,592,080
0.100% 3/10/25 JPY (c)	273,708,500	1,917,951
Latvia Government International Bond
0.375% 10/07/26 EUR (b) (c)	2,114,000	2,241,772
3.875% 5/22/29 EUR (b) (c)	350,000	405,196
Lithuania Government International Bond
3.500% 2/13/34 EUR (b) (c)	344,000	390,107
3.875% 6/14/33 EUR (b) (c)	766,000	900,794

The accompanying notes are an integral part of the financial statements.
25

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Magyar Export-Import Bank Zrt 6.000% 5/16/29 EUR (b) (c)	$120,000	$143,555
Malaysia Government Bond
3.906% 7/15/26 MYR (c)	4,060,000	995,153
4.065% 6/15/50 MYR (c)	2,009,000	480,949
4.642% 11/07/33 MYR (c)	3,007,000	777,802
4.736% 3/15/46 MYR (c)	5,640,000	1,494,796
4.921% 7/06/48 MYR (c)	3,455,000	938,005
Mexican Bonos
7.500% 5/26/33 MXN (c)	20,516,000	930,951
8.500% 5/31/29 MXN (c)	23,710,000	1,173,470
8.500% 11/18/38 MXN (c)	18,697,000	873,679
Mexico Government International Bond
5.000% 5/07/29	455,000	457,538
6.000% 5/07/36	430,000	437,908
Montenegro Government International Bond 7.250% 3/12/31 (b)	400,000	416,900
Morocco Government International Bond 1.375% 3/30/26 EUR (b) (c)	380,000	406,571
New South Wales Treasury Corp.
4.000% 5/20/26 AUD (b) (c)	680,000	471,035
4.000% 5/20/26 AUD (b) (c)	860,000	595,721
New Zealand Government Bond
2.750% 5/15/51 NZD (c)	468,000	204,869
3.500% 4/14/33 NZD (b) (c)	2,084,000	1,257,835
North Macedonia Government International Bond 6.960% 3/13/27 EUR (b) (c)	150,000	174,344
Panama Government International Bond 7.500% 3/01/31	915,000	999,676
Peru Government Bond 5.400% 8/12/34 PEN (c)	2,119,000	536,627
Peruvian Government International Bond
5.375% 2/08/35	230,000	235,520
5.400% 8/12/34 PEN (b) (c)	304,000	76,894
Philippines Government International Bond 0.250% 4/28/25 EUR (c)	125,000	136,361

	Principal Amount	Value
Province of Ontario
3.500% 6/02/43 CAD (c)	$76,000	$51,902
3.500% 6/02/43 CAD (c)	62,000	42,341
Republic of Austria Government Bond
0.750% 3/20/51 EUR (b) (c)	938,000	622,433
3.150% 10/20/53 EUR (b) (c)	533,000	603,131
Republic of Italy Government International Bond 2.375% 10/17/24	1,390,000	1,388,270
Republic of South Africa Government Bond 8.875% 2/28/35 ZAR (c)	19,661,000	1,053,189
Serbia International Bond
1.000% 9/23/28 EUR (b) (c)	705,000	699,951
3.125% 5/15/27 EUR (b) (c)	480,000	524,504
Singapore Government Bond
0.500% 11/01/25 SGD (c)	900,000	684,284
2.375% 6/01/25 SGD (c)	480,000	372,324
2.875% 7/01/29 SGD (c)	835,000	660,366
Slovenia Government Bond
0.000% 2/12/31 EUR (b) (c)	155,000	146,743
1.500% 3/25/35 EUR (b) (c)	328,000	317,855
2.250% 3/03/32 EUR (b) (c)	170,000	183,433
3.125% 8/07/45 EUR (b) (c)	536,000	577,302
Spain Government Bond
0.000% 1/31/28 EUR (c)	1,480,000	1,525,380
1.900% 10/31/52 EUR (b) (c)	485,000	378,018
Sri Lanka Government Bond
11.400% 1/15/27 LKR (c)	31,000,000	104,430
11.500% 8/01/26 LKR (c)	28,000,000	95,605
20.000% 9/15/27 LKR (c)	40,000,000	162,080
Sweden Bond Inflation-Linked 0.125% 6/01/32 SEK (b) (c)	4,385,000	563,007
UK Gilts
0.625% 7/31/35 GBP (b) (c)	569,000	534,866
0.625% 10/22/50 GBP (b) (c)	1,461,000	803,128
3.250% 1/22/44 GBP (b) (c)	1,679,000	1,885,821

The accompanying notes are an integral part of the financial statements.
26

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
4.000% 10/22/63 GBP (b) (c)	$261,000	$314,902
4.250% 12/07/46 GBP (b) (c)	1,605,000	2,058,082
		91,627,389
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $93,165,851)		91,627,389
U.S. Government Agency Obligations and Instrumentalities (j) — 20.1%
Collateralized Mortgage Obligations — 0.1%
Government National Mortgage Association REMICS Series 2022-63, Class LM 3.500% 10/20/50	260,000	228,709
Pass-Through Securities — 20.0%
Federal Home Loan Mortgage Corp.
Pool #SB0869 1.500% 2/01/36	173,796	156,021
Pool #RC1756 1.500% 2/01/36	203,429	182,305
Pool #QN7552 2.000% 8/01/36	249,594	228,765
Pool #RB5114 2.000% 6/01/41	141,048	123,028
Pool #RB5148 2.000% 3/01/42	556,227	483,253
Pool #RA3046 2.000% 7/01/50	23,777	19,907
Pool #SD8128 2.000% 2/01/51	1,449,915	1,205,777
Pool #SD8140 2.000% 4/01/51	962,504	800,436
Pool #RA5258 2.000% 5/01/51	756,240	627,958
Pool #SD8146 2.000% 5/01/51	472,852	392,641
Pool #QC2565 2.000% 6/01/51	28,646	23,786
Pool #RA6505 2.000% 12/01/51	1,310,920	1,093,873
Pool #QD9658 2.000% 2/01/52	32,492	26,869
Pool #SD1217 2.000% 3/01/52	216,471	181,374
Pool #SD3580 2.000% 4/01/52	242,807	203,516

	Principal Amount	Value
Pool #SD8204 2.000% 4/01/52	$203,884	$168,853
Pool #RA7324 2.000% 5/01/52	136,608	114,460
Pool #RB5149 2.500% 3/01/42	587,759	528,554
Pool #SD8089 2.500% 7/01/50	132,150	115,081
Pool #SD8099 2.500% 10/01/50	139,342	121,256
Pool #SD8147 2.500% 5/01/51	313,757	272,739
Pool #QC3425 2.500% 6/01/51	206,074	177,846
Pool #QC2902 2.500% 6/01/51	33,219	29,167
Pool #QC5575 2.500% 8/01/51	71,822	61,984
Pool #SD8161 2.500% 8/01/51	825,362	716,172
Pool #SD7548 2.500% 11/01/51	466,652	408,563
Pool #RA6623 2.500% 1/01/52	976,002	851,459
Pool #SD8200 2.500% 3/01/52	614,557	530,951
Pool #SD5421 2.500% 4/01/52	187,851	163,293
Pool #RA7135 2.500% 4/01/52	366,427	318,867
Pool #SD8212 2.500% 5/01/52	213,423	184,388
Pool #RB5163 3.000% 5/01/42	255,362	236,313
Pool #RB5162 3.000% 6/01/42	105,340	97,482
Pool #RB5166 3.000% 7/01/42	60,069	55,588
Pool #RB5173 3.000% 8/01/42	49,762	46,050
Pool #SD1497 3.000% 4/01/43	265,853	247,042
Pool #ZS4693 3.000% 12/01/46	62,038	56,771
Pool #G08756 3.000% 4/01/47	26,369	24,158
Pool #SD0080 3.000% 9/01/49	113,905	104,483
Pool #SD7531 3.000% 12/01/50	139,145	126,895
Pool #SD1183 3.000% 1/01/52	230,270	208,649

The accompanying notes are an integral part of the financial statements.
27

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #SD2879 3.000% 8/01/52	$320,328	$291,552
Pool #SD7555 3.000% 8/01/52	802,690	730,583
Pool #SB0015 3.500% 6/01/33	105,132	103,360
Pool #U90690 3.500% 6/01/42	39,397	37,568
Pool #U99051 3.500% 6/01/43	40,557	38,684
Pool #ZT0179 3.500% 11/01/47	245,251	232,745
Pool #RA1202 3.500% 8/01/49	94,203	88,899
Pool #SD0212 3.500% 12/01/49	127,185	119,984
Pool #SD1361 3.500% 2/01/50	298,903	286,057
Pool #SD0617 3.500% 11/01/50	90,477	85,297
Pool #SB8171 4.000% 6/01/37	52,018	51,749
Pool #SB0727 4.000% 8/01/37	181,832	180,835
Pool #RA1906 4.000% 12/01/49	168,487	163,854
Pool #SD8039 4.000% 1/01/50	209,178	202,641
Pool #SD1035 4.000% 5/01/52	202,035	194,396
Pool #SD0422 4.500% 7/01/45	98,546	99,393
Pool #RA2607 4.500% 5/01/50	44,627	44,400
Pool #ZS3941 5.000% 12/01/41	30,841	31,679
Pool #QF1305 5.000% 10/01/52	68,093	68,147
Pool #SD3041 5.000% 5/01/53	105,067	105,249
Pool #SD5732 5.000% 4/01/54	529,401	530,810
Pool #SD6382 5.000% 7/01/54	175,000	174,864
Pool #SD3630 5.500% 8/01/53	1,031,819	1,047,816
Pool #SD4967 5.500% 2/01/54	291,473	296,539
Pool #SD5565 5.500% 5/01/54	351,162	356,826
Pool #QJ3040 5.500% 9/01/54	235,000	238,938

	Principal Amount	Value
Pool #SD4694 6.500% 1/01/54	$128,077	$132,669
Pool #SD5620 7.000% 6/01/54	149,037	155,915
Federal National Mortgage Association
Pool #MA4581 1.500% 4/01/37	577,281	516,073
Pool #FS2037 1.500% 5/01/37	502,171	447,986
Pool #MA4519 1.500% 1/01/42	525,199	442,085
Pool #BP3454 2.000% 5/01/36	421,271	386,511
Pool #BT6754 2.000% 9/01/36	360,508	330,087
Pool #FM8732 2.000% 9/01/36	260,555	240,034
Pool #MA4567 2.000% 3/01/37	1,780,951	1,630,107
Pool #MA4602 2.000% 5/01/37	359,075	328,550
Pool #FS7471 2.000% 3/01/38	439,213	402,013
Pool #MA4570 2.000% 3/01/42	191,318	166,218
Pool #MA4586 2.000% 4/01/42	897,147	779,447
Pool #FS5191 2.000% 8/01/42	50,156	43,576
Pool #FS2763 2.000% 8/01/42	43,484	37,779
Pool #CA6587 2.000% 8/01/50	103,620	86,755
Pool #MA4158 2.000% 10/01/50	247,150	205,689
Pool #MA4208 2.000% 12/01/50	2,210,059	1,839,308
Pool #MA4237 2.000% 1/01/51	513,646	427,158
Pool #MA4255 2.000% 2/01/51	1,550,617	1,289,522
Pool #MA4281 2.000% 3/01/51	989,427	822,826
Pool #MA4305 2.000% 4/01/51	1,566,979	1,303,130
Pool #MA4325 2.000% 5/01/51	3,103,763	2,577,268
Pool #CB2357 2.000% 12/01/51	1,062,076	886,229
Pool #MA4511 2.000% 1/01/52	349,607	289,538

The accompanying notes are an integral part of the financial statements.
28

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #CB2766 2.000% 2/01/52	$332,817	$277,713
Pool #CB2848 2.000% 2/01/52	530,522	442,684
Pool #FS0733 2.000% 2/01/52	467,453	391,664
Pool #MA4547 2.000% 2/01/52	459,453	380,511
Pool #FS1618 2.000% 3/01/52	246,268	206,340
Pool #MA4562 2.000% 3/01/52	706,670	585,251
Pool #FS1571 2.000% 4/01/52	23,677	19,587
Pool #MA4622 2.000% 6/01/52	645,681	534,135
Pool #BM3859 2.500% 8/01/31	67,550	64,951
Pool #BC9043 2.500% 11/01/31	198,888	191,113
Pool #BM1890 2.500% 1/01/32	46,634	44,944
Pool #FS4477 2.500% 5/01/37	610,800	574,136
Pool #FS7780 2.500% 5/01/37	258,644	243,119
Pool #MA4665 2.500% 7/01/37	350,822	328,886
Pool #CB4726 2.500% 9/01/37	114,610	107,587
Pool #FS4054 2.500% 2/01/38	42,465	39,810
Pool #MA4078 2.500% 7/01/50	25,579	22,275
Pool #CA7026 2.500% 9/01/50	1,227,917	1,079,287
Pool #CB0414 2.500% 5/01/51	78,176	68,225
Pool #MA4326 2.500% 5/01/51	825,154	717,282
Pool #BT0163 2.500% 6/01/51	43,402	38,108
Pool #MA4379 2.500% 7/01/51	509,569	442,157
Pool #CB1331 2.500% 8/01/51	651,473	567,527
Pool #CB1280 2.500% 8/01/51	58,221	50,719
Pool #CB1866 2.500% 10/01/51	1,019,328	886,390
Pool #CB2045 2.500% 11/01/51	41,590	36,400

	Principal Amount	Value
Pool #MA4512 2.500% 1/01/52	$27,854	$24,070
Pool #CB2635 2.500% 1/01/52	1,084,002	940,935
Pool #CB2538 2.500% 1/01/52	961,478	838,788
Pool #CB2638 2.500% 1/01/52	1,143,341	993,515
Pool #CB2804 2.500% 2/01/52	657,822	573,675
Pool #FS4283 2.500% 3/01/52	54,023	47,062
Pool #BV4119 2.500% 3/01/52	213,532	184,816
Pool #FS2573 2.500% 3/01/52	75,546	66,165
Pool #FS2477 2.500% 5/01/52	815,353	709,016
Pool #MA4623 2.500% 6/01/52	247,685	213,834
Pool #AS7056 3.000% 4/01/31	145,475	142,042
Pool #BM5111 3.000% 11/01/33	73,109	71,161
Pool #CA4885 3.000% 12/01/34	280,869	270,907
Pool #BO7256 3.000% 1/01/35	144,159	138,956
Pool #FM2547 3.000% 2/01/35	87,858	84,714
Pool #FM8540 3.000% 11/01/35	149,826	146,024
Pool #AL9412 3.000% 11/01/36	172,292	164,716
Pool #FS7636 3.000% 4/01/37	215,484	210,018
Pool #CA5597 3.000% 4/01/40	290,975	275,270
Pool #MA4632 3.000% 6/01/42	27,319	25,281
Pool #MA4695 3.000% 7/01/42	159,756	147,838
Pool #BM4221 3.000% 1/01/43	108,516	100,631
Pool #BM5468 3.000% 2/01/43	160,454	148,813
Pool #AB9248 3.000% 5/01/43	39,936	37,064
Pool #AU1629 3.000% 7/01/43	11,696	10,835
Pool #AS0406 3.000% 9/01/43	65,350	60,455

The accompanying notes are an integral part of the financial statements.
29

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #BM5469 3.000% 3/01/44	$297,473	$275,772
Pool #BM3380 3.000% 6/01/46	267,477	247,005
Pool #MA2670 3.000% 7/01/46	94,443	86,483
Pool #MA2806 3.000% 11/01/46	179,396	164,163
Pool #AS8295 3.000% 11/01/46	231,175	213,280
Pool #FM1000 3.000% 4/01/47	150,184	137,432
Pool #MA2956 3.000% 4/01/47	117,095	107,152
Pool #BM1418 3.000% 4/01/47	656,585	601,860
Pool #BM4744 3.000% 6/01/47	102,309	94,390
Pool #FM5499 3.000% 2/01/49	139,855	127,980
Pool #FM1445 3.000% 8/01/49	100,528	92,212
Pool #CA4108 3.000% 9/01/49	640,383	585,408
Pool #FM2870 3.000% 3/01/50	181,407	165,551
Pool #CA5540 3.000% 4/01/50	12,078	11,008
Pool #CA6314 3.000% 7/01/50	175,053	157,673
Pool #BQ1348 3.000% 8/01/50	96,648	87,724
Pool #CA6738 3.000% 8/01/50	195,510	177,458
Pool #BQ5052 3.000% 9/01/50	6,583	5,977
Pool #FM7072 3.000% 4/01/51	581,585	529,703
Pool #FS1538 3.000% 4/01/52	879,709	796,010
Pool #FM3462 3.500% 12/01/33	225,540	222,141
Pool #AS4449 3.500% 2/01/35	81,339	79,327
Pool #FM3340 3.500% 5/01/35	6,197	6,101
Pool #FM8137 3.500% 9/01/35	65,450	64,484
Pool #MA1283 3.500% 12/01/42	34,802	33,130
Pool #MA1373 3.500% 3/01/43	52,501	49,949

	Principal Amount	Value
Pool #MA1437 3.500% 5/01/43	$48,051	$45,685
Pool #MA1546 3.500% 8/01/43	118,382	112,536
Pool #AL6167 3.500% 1/01/44	468,921	446,186
Pool #AS5182 3.500% 6/01/45	297,466	282,761
Pool #BC1747 3.500% 1/01/46	754,669	715,242
Pool #FS1400 3.500% 7/01/47	20,848	20,053
Pool #BM4582 3.500% 8/01/47	89,471	84,937
Pool #BM3122 3.500% 10/01/47	283,408	268,956
Pool #MA3210 3.500% 12/01/47	29,081	27,435
Pool #CA0858 3.500% 12/01/47	42,033	39,653
Pool #MA3238 3.500% 1/01/48	178,589	168,478
Pool #BH9277 3.500% 2/01/48	314,601	296,789
Pool #FM1001 3.500% 11/01/48	37,567	35,475
Pool #FM8196 3.500% 12/01/48	628,279	593,295
Pool #FM3972 3.500% 7/01/50	219,987	205,606
Pool #FM8086 3.500% 7/01/51	102,042	95,061
Pool #MA4514 3.500% 1/01/52	436,172	406,976
Pool #BV3533 3.500% 2/01/52	36,053	33,654
Pool #FS1694 4.000% 7/01/35	94,431	94,680
Pool #FS1883 4.000% 6/01/37	110,367	109,796
Pool #BF0198 4.000% 11/01/40	82,428	81,492
Pool #MA0639 4.000% 2/01/41	269,140	264,848
Pool #BM3385 4.000% 6/01/45	441,876	433,040
Pool #FS1042 4.000% 9/01/45	440,968	433,782
Pool #FM2673 4.000% 10/01/45	671,532	660,257
Pool #AL8387 4.000% 3/01/46	478,657	468,786

The accompanying notes are an integral part of the financial statements.
30

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #FS2119 4.000% 3/01/46	$78,107	$76,815
Pool #MA3088 4.000% 8/01/47	25,795	25,118
Pool #MA3121 4.000% 9/01/47	238,272	232,017
Pool #MA3467 4.000% 9/01/48	3,322	3,228
Pool #BM5527 4.000% 10/01/48	85,055	83,142
Pool #BM5147 4.000% 10/01/48	20,298	19,880
Pool #FM3664 4.000% 3/01/49	315,657	306,682
Pool #CA3503 4.000% 5/01/49	44,037	42,729
Pool #CA4571 4.000% 11/01/49	70,557	68,374
Pool #CA4823 4.000% 12/01/49	85,627	82,951
Pool #FS1792 4.000% 5/01/52	186,927	180,385
Pool #CB4379 4.000% 8/01/52	197,295	189,650
Pool #MA4804 4.000% 11/01/52	30,004	28,823
Pool #MA4839 4.000% 12/01/52	166,428	159,875
Pool #AL0065 4.500% 4/01/41	157,657	159,029
Pool #AI1888 4.500% 5/01/41	175,264	176,788
Pool #AL0160 4.500% 5/01/41	221,313	223,240
Pool #AL6536 4.500% 3/01/45	242,514	243,705
Pool #BM4185 4.500% 9/01/46	131,504	131,944
Pool #FM2899 4.500% 11/01/46	279,000	281,430
Pool #FM5708 4.500% 5/01/47	141,200	142,427
Pool #BM3148 4.500% 11/01/47	118,719	119,228
Pool #BM4343 4.500% 5/01/48	114,697	115,153
Pool #CA2207 4.500% 8/01/48	26,597	26,528
Pool #CA5186 4.500% 1/01/50	24,211	24,111
Pool #CA5696 4.500% 5/01/50	59,673	59,332

	Principal Amount	Value
Pool #FS4297 4.500% 2/01/51	$195,759	$195,191
Pool #MA4656 4.500% 7/01/52	604,377	594,314
Pool #MA4701 4.500% 8/01/52	534,178	525,284
Pool #MA4805 4.500% 11/01/52	192,264	189,063
Pool #FS5865 4.500% 1/01/53	495,375	487,127
Pool #AD6438 5.000% 6/01/40	38,249	39,282
Pool #FM8543 5.000% 11/01/44	164,923	169,511
Pool #AL9893 5.000% 2/01/45	214,649	220,722
Pool #FM4212 5.000% 12/01/47	319,084	326,342
Pool #FS1510 5.000% 10/01/48	249,544	256,327
Pool #FS2620 5.000% 8/01/52	41,428	41,616
Pool #BW7752 5.000% 10/01/52	91,166	91,210
Pool #BY0545 5.000% 5/01/53	369,126	368,903
Pool #BY4131 5.000% 7/01/53	148,294	148,306
Pool #FS7303 5.000% 7/01/53	210,000	209,902
Pool #MA5071 5.000% 7/01/53	624,483	623,999
Pool #CB7095 5.000% 9/01/53	309,242	309,968
Pool #BM3279 5.500% 5/01/44	491,257	510,406
Pool #CB5294 5.500% 11/01/52	718,815	731,756
Pool #MA4941 5.500% 3/01/53	240,102	243,149
Pool #CB7333 5.500% 10/01/53	293,955	298,788
Pool #CB7982 5.500% 2/01/54	200,403	203,761
Pool #CB8485 5.500% 5/01/54	278,324	282,813
Pool #BM4971 6.000% 7/01/41	147,951	155,176
Pool #FS3820 6.000% 1/01/53	670,589	694,975
Pool #CB5702 6.000% 2/01/53	739,931	767,301

The accompanying notes are an integral part of the financial statements.
31

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #FS5460 6.000% 5/01/53	$130,136	$134,949
Pool #CB7120 6.000% 9/01/53	242,870	249,653
Pool #MA5247 6.000% 1/01/54	1,588,252	1,623,178
Pool #CB8772 6.000% 6/01/54	368,643	376,864
Pool #CB9011 6.000% 8/01/54	542,046	557,184
Pool #CB7346 6.500% 10/01/53	88,516	91,690
Pool #FS6347 6.500% 11/01/53	660,927	684,623
Pool #CB7866 6.500% 1/01/54	219,065	226,919
Pool #CB8198 7.000% 3/01/54	145,993	152,730
Government National Mortgage Association Pool #AA5821 3.000% 11/15/42	34,129	31,786
Government National Mortgage Association II
Pool #MA7736 1.500% 12/20/36	57,092	51,146
Pool #MA7796 1.500% 1/20/37	76,843	68,840
Pool #MA8015 1.500% 5/20/37	133,235	119,150
Pool #MA7135 2.000% 1/20/51	1,762,145	1,495,561
Pool #MA7192 2.000% 2/20/51	429,832	364,268
Pool #MA7254 2.000% 3/20/51	455,310	386,145
Pool #MA7471 2.000% 7/20/51	1,135,635	964,897
Pool #MA7826 2.000% 1/20/52	434,332	368,014
Pool #MA7935 2.000% 3/20/52	714,927	605,765
Pool #MA6819 2.500% 8/20/50	275,053	242,815
Pool #MA7312 2.500% 4/20/51	338,062	298,043
Pool #MA7589 2.500% 9/20/51	1,366,903	1,204,237
Pool #MA7649 2.500% 10/20/51	2,152,146	1,896,034
Pool #MA7705 2.500% 11/20/51	543,192	478,381

	Principal Amount	Value
Pool #MA7936 2.500% 3/20/52	$903,951	$796,096
Pool #MA2600 3.000% 2/20/45	66,576	61,514
Pool #MA2891 3.000% 6/20/45	538,902	497,930
Pool #MA3662 3.000% 5/20/46	85,922	79,282
Pool #MA3802 3.000% 7/20/46	41,020	37,747
Pool #MA3873 3.000% 8/20/46	239,101	220,026
Pool #MA4195 3.000% 1/20/47	290,610	267,244
Pool #MA6144 3.000% 9/20/49	11,461	10,289
Pool #MA6209 3.000% 10/20/49	73,249	65,414
Pool #MA6399 3.000% 1/20/50	37,970	33,908
Pool #MA6531 3.000% 3/20/50	120,175	107,320
Pool #MA6589 3.000% 4/20/50	54,639	48,795
Pool #MA6757 3.000% 7/20/50	95,240	84,665
Pool #MA7473 3.000% 7/20/51	677,042	618,003
Pool #MA7650 3.000% 10/20/51	1,184,798	1,081,761
Pool #MA8098 3.000% 6/20/52	174,423	159,036
Pool #MA0318 3.500% 8/20/42	134,800	129,413
Pool #MA0852 3.500% 3/20/43	96,060	92,144
Pool #783802 3.500% 4/20/43	14,476	13,835
Pool #MA1012 3.500% 5/20/43	286,655	273,584
Pool #MA1090 3.500% 6/20/43	113,226	108,565
Pool #785587 3.500% 12/20/44	192,758	184,690
Pool #AL1773 3.500% 1/20/45	136,474	129,960
Pool #MA3173 3.500% 10/20/45	185,281	176,322
Pool #MA3310 3.500% 12/20/45	61,204	58,244
Pool #MA3597 3.500% 4/20/46	90,081	85,669

The accompanying notes are an integral part of the financial statements.
32

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #MA3663 3.500% 5/20/46	$69,749	$66,333
Pool #MA3736 3.500% 6/20/46	188,195	178,860
Pool #MA3803 3.500% 7/20/46	13,557	12,885
Pool #MA3937 3.500% 9/20/46	89,999	85,535
Pool #786092 3.500% 1/20/47	125,938	119,849
Pool #MA4586 3.500% 7/20/47	30,820	29,243
Pool #784346 3.500% 7/20/47	20,768	19,815
Pool #MA4719 3.500% 9/20/47	10,810	10,253
Pool #BC1919 3.500% 9/20/47	42,063	39,845
Pool #MA4900 3.500% 12/20/47	147,826	140,170
Pool #784793 3.500% 12/20/47	5,504	5,224
Pool #784472 3.500% 2/20/48	246,645	234,641
Pool #785087 3.500% 2/20/48	493,349	468,876
Pool #785327 3.500% 10/20/49	57,401	54,347
Pool #MA3245 4.000% 11/20/45	131,625	129,004
Pool #MA4511 4.000% 6/20/47	80,667	78,809
Pool #MA4720 4.000% 9/20/47	285,335	278,761
Pool #MA4838 4.000% 11/20/47	70,599	68,884
Pool #MA6934 4.000% 10/20/50	677,569	658,358
Pool #MA8346 4.000% 10/20/52	1,022,935	989,777
Pool #5234 4.500% 11/20/41	113,473	114,308
Pool #MA2894 4.500% 6/20/45	120,800	121,813
Pool #MA2963 4.500% 7/20/45	46,299	46,688
Pool #MA3312 4.500% 12/20/45	2,242	2,260
Pool #MA4588 4.500% 7/20/47	212,270	213,188
Pool #MA4654 4.500% 8/20/47	33,619	33,764

	Principal Amount	Value
Pool #MA5079 4.500% 3/20/48	$49,970	$50,124
Pool #MA5265 4.500% 6/20/48	173	173
Pool #MA5399 4.500% 8/20/48	42,497	42,349
Pool #MA5711 4.500% 1/20/49	68,844	68,561
Pool #786255 4.500% 9/20/49	63,867	63,804
Pool #MA8347 4.500% 10/20/52	736,312	727,531
Pool #MA4781 5.000% 10/20/47	231,242	237,087
Pool #BF2644 5.000% 5/20/48	4,494	4,563
Pool #MA5194 5.000% 5/20/48	46,233	47,113
Pool #BF2878 5.000% 6/20/48	15,183	15,415
Pool #MA5266 5.000% 6/20/48	325,295	331,179
Pool #MA5988 5.000% 6/20/49	132,866	135,021
Pool #MA6042 5.000% 7/20/49	187,632	190,850
Pool #MA5081 5.500% 3/20/48	36,389	37,707
Pool #MA5140 5.500% 4/20/48	27,360	28,380
Pool #MA5195 5.500% 5/20/48	80,948	83,966
Pool #MA5469 5.500% 9/20/48	317	328
Pool #MA5531 5.500% 10/20/48	7,344	7,588
Pool #MA5598 5.500% 11/20/48	36,868	38,092
Pool #MA5654 5.500% 12/20/48	96,852	99,707
Pool #MA5713 5.500% 1/20/49	24,993	25,667
Pool #MA5820 5.500% 3/20/49	27,035	27,933
Government National Mortgage Association II, TBA
4.500% 10/20/54 (d)	565,000	557,804
5.000% 10/20/54 (d)	730,000	731,346
5.500% 10/20/54 (d)	2,275,000	2,297,035
6.000% 10/20/54 (d)	255,000	259,281

The accompanying notes are an integral part of the financial statements.
33

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Uniform Mortgage-Backed Security, TBA
5.000% 10/01/54 (d)	$3,715,000	$3,712,098
6.000% 10/01/54 (d)	105,000	107,301
6.500% 10/01/54 (d)	955,000	984,583
		104,894,325
Whole Loans — 0.0%
Federal National Mortgage Association Connecticut Avenue Securities, Series 2017-C06, Class 1M2B, 30 day USD SOFR Average + 2.764% 8.045% FRN 2/25/30	111,438	112,317
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $108,087,522)		105,235,351
U.S. Treasury Obligations — 22.1%
U.S. Treasury Bonds & Notes — 22.1%
U.S. Treasury Bonds
1.125% 5/15/40	420,000	277,601
3.375% 8/15/42	9,575,000	8,639,929
3.875% 2/15/43 (k)	3,020,000	2,913,171
4.000% 11/15/42	8,030,000	7,899,499
4.250% 2/15/54	3,995,000	4,071,155
4.250% 8/15/54	4,380,000	4,473,046
4.500% 2/15/44	4,390,000	4,575,203
U.S. Treasury Inflation-Indexed Bonds 2.125% 2/15/54	1,757,601	1,827,349
U.S. Treasury Notes
0.625% 8/15/30	835,000	703,542
1.500% 1/31/27 (k)	22,645,000	21,583,081
3.125% 8/31/27	2,660,000	2,626,994
3.625% 8/31/29 (g)	1,775,000	1,780,675
3.875% 11/30/27	1,100,000	1,109,718
3.875% 8/15/34	1,725,000	1,737,135
4.000% 7/31/29	2,290,000	2,333,817
4.000% 10/31/29	1,645,000	1,675,661
4.125% 6/15/26	1,295,000	1,303,818
4.125% 9/30/27	5,655,000	5,746,451
4.125% 10/31/27	1,400,000	1,422,335
4.375% 7/31/26 (g)	780,000	789,495
4.375% 5/15/34 (g)	16,715,000	17,507,239
4.500% 11/15/33	345,000	364,408
4.625% 9/15/26	5,278,400	5,373,452

	Principal Amount	Value
4.625% 10/15/26	$11,900,000	$12,126,125
4.625% 9/30/28	3,140,000	3,261,904
		116,122,803
TOTAL U.S. TREASURY OBLIGATIONS (Cost $114,463,393)		116,122,803
TOTAL BONDS & NOTES (Cost $504,494,344)		503,900,008
TOTAL PURCHASED OPTIONS (#) — 0.0% (Cost $145,398)		115,317
TOTAL LONG-TERM INVESTMENTS (Cost $504,639,742)		504,015,325
	Number of Shares
Short-Term Investments — 7.3%
Investment of Cash Collateral from Securities Loaned — 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio (l)	1,253,448	1,253,448
Mutual Fund — 4.0%
T. Rowe Price Government Reserve Investment Fund	20,782,163	20,782,163

	Principal Amount
Repurchase Agreement — 0.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/24, 1.520%, due 10/01/24 (m)	$1,257,456	1,257,456
Sovereign Debt Obligations — 0.6%
Egypt Treasury Bills
28.499% 3/11/25 EGP (c) (n)	1,900,000	34,898
28.500% 3/11/25 EGP (c) (n)	1,950,000	35,818
28.600% 3/04/25 EGP (c) (n)	6,675,000	123,225
29.000% 3/18/25 EGP (c) (n)	11,000,000	201,079
31.000% 12/10/24 EGP (c) (n)	9,875,000	193,666
31.500% 12/10/24 EGP (c) (n)	9,900,000	194,156

The accompanying notes are an integral part of the financial statements.
34

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount
Japan Treasury Discount Bills
0.071% 11/11/24 JPY (c) (n)	$63,700,000	$443,171
0.096% 11/11/24 JPY (c) (n)	239,300,000	1,664,847
		2,890,860
U.S. Treasury Bills — 2.3%
U.S. Treasury Bills
4.657% 11/05/24 (g) (n)	4,800,000	4,778,337
4.779% 11/05/24 (g) (n)	5,514,500	5,489,613
4.780% 10/31/24 (n)	403,500	401,920
5.313% 10/29/24 (n)	1,417,000	1,411,776
		12,081,646
TOTAL SHORT-TERM INVESTMENTS (Cost $38,280,912)		38,265,573
TOTAL INVESTMENTS — 103.4% (Cost $542,920,654) (o)		542,280,898
Other Assets/ (Liabilities) — (3.4)%		(17,900,542)
NET ASSETS — 100.0%		$524,380,356

Abbreviation Legend

CDOR	Canadian Dollar Offered Rate
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
EURIBOR	Euro Inter-Bank Offered Rate
FRN	Floating Rate Note
ICE	Inter-Continental Exchange
LIBOR	London InterBank Offered Rate
OAT	Obligations Assimilables du Tresor
REMICS	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
STEP	Step Coupon Bond
TBA	To Be Announced
VRN	Variable Rate Note

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	All or a portion of the security represents unsettled bank loan commitments at September 30, 2024 where the rate will be determined at time of settlement.
(b)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At September 30, 2024, the aggregate market value of these securities amounted to $136,862,980 or 26.10% of net assets.

(c)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(d)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(e)
This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At September 30, 2024, these securities amounted to a value of $154,763 or 0.03% of net assets.

(f)	Investment is valued using significant unobservable inputs.
(g)
Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2024, was $19,863,309 or 3.79% of net assets. The Fund received $19,041,935 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(h)	Security is perpetual and has no stated maturity date.
(i)
Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at September 30, 2024.

(j)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(k)	All or a portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(l)	Represents investment of security lending cash collateral. (Note 2).
(m)
Maturity value of $1,257,509. Collateralized by U.S. Government Agency obligations with a rate of 4.875%, maturity date of 4/30/26, and an aggregate market value, including accrued interest, of $1,282,679.

(n)	The rate shown represents yield-to-maturity.
(o)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
35

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)
(#) OTC Options Purchased

Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Call
USD Call INR Put	Bank of America N.A.*	12/05/24	84.55	1,360,000	USD	1,360,000	$3,210	$4,807	$(1,597)
USD Call GPB Put	Morgan Stanley & Co. LLC*	11/01/24	1.31	1,355,000	USD	1,355,000	2,278	11,829	(9,551)
							$ 5,488	$ 16,636	$ (11,148)

(#) Credit Default Index Swaptions Purchased

				Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Exercise Rate	Rate/ Reference Obligation Index	Frequency	Rate/ Reference Obligation Index	Frequency	Notional Amount		Value	Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Put
Sell Protection on 5-Year Credit Default Swap, 6/20/29	Barclays Bank PLC*	11/20/24	0.55	Fixed 1.000%	Quarterly	CDX.NA.IG Series 42†	Quarterly	USD	39,000,000	$ 31,773	$ 53,235	$ (21,462)

(#) Interest Rate Swaptions Purchased

			Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Rate	Frequency	Rate	Frequency	Notional Amount		Value	Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Put
30-Year Interest Rate Swap, 3/17/2055	Morgan Stanley & Co. LLC*	3/13/25	4.00%##	Annually	12-Month USD SOFR	Annually	USD	3,980,000	$ 36,505	$ 32,238	$ 4,267
10-Year Interest Rate Swap, 3/28/2035	Morgan Stanley & Co. LLC*	3/26/25	4.00%##	Annually	12-Month USD SOFR	Annually	USD	7,800,000	41,551	43,289	(1,738)
									$78,056	$75,527	$2,529

Credit Default Index Swaptions Written

				Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Exercise Rate	Rate/ Reference Obligation Index	Frequency	Rate/ Reference Obligation Index	Frequency	Notional Amount		Value	Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Put
Buy Protection on 5-Year Credit Default Swap,6/20/29	Barclays Bank PLC*	11/20/24	0.70	CDX.NA.IG Series 42†	Quarterly	Fixed 1.000%	Quarterly	USD	39,000,000	$ (12,835)	$ (18,993)	$ 6,158

Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.*	10/11/24	USD	262,208	INR	21,969,326	$137
Bank of America N.A.*	10/18/24	USD	675,931	MXN	13,057,918	14,295
Bank of America N.A.*	10/18/24	CZK	17,082,990	USD	736,162	18,299
Bank of America N.A.*	10/18/24	HUF	166,661,539	USD	471,381	(4,717)
Bank of America N.A.*	10/18/24	USD	724,532	HUF	264,930,955	(17,297)
Bank of America N.A.*	10/25/24	NOK	3,569,003	USD	337,389	891

The accompanying notes are an integral part of the financial statements.
36

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.*	10/25/24	USD	3,180,630	AUD	4,702,109	$(71,352)
Bank of America N.A.*	10/25/24	NZD	303,000	USD	184,135	8,374
Bank of America N.A.*	10/25/24	JPY	69,948,042	USD	445,229	42,976
Bank of America N.A.*	10/25/24	AUD	316,000	USD	213,670	4,876
Bank of America N.A.*	10/25/24	USD	1,543,790	NZD	2,540,361	(70,208)
Bank of America N.A.*	10/25/24	USD	18,773,970	JPY	2,942,317,099	(1,762,064)
Bank of America N.A.*	11/22/24	EUR	385,254	USD	426,534	3,197
Bank of America N.A.*	12/06/24	MYR	3,854,235	USD	916,638	21,051
Bank of America N.A.*	12/06/24	THB	9,835,061	USD	289,224	17,727
Bank of America N.A.*	12/06/24	USD	2,752,059	MYR	11,958,934	(157,406)
Barclays Bank PLC*	10/15/24	USD	322,065	TWD	10,354,061	(5,430)
Barclays Bank PLC*	10/15/24	TWD	3,038,004	USD	96,368	(277)
Barclays Bank PLC*	10/18/24	CZK	1,187,218	USD	51,222	1,211
Barclays Bank PLC*	10/18/24	USD	529,634	ZAR	9,493,318	(19,104)
Barclays Bank PLC*	10/25/24	AUD	14,000	USD	9,527	155
Barclays Bank PLC*	10/25/24	JPY	7,155,250	USD	49,393	547
Barclays Bank PLC*	10/25/24	CHF	26,000	USD	30,938	(137)
Barclays Bank PLC*	11/08/24	CLP	269,233,387	USD	288,685	10,614
Barclays Bank PLC*	11/22/24	EUR	40,000	USD	44,488	130
Barclays Bank PLC*	11/29/24	SEK	213,998	USD	21,260	(130)
Barclays Bank PLC*	12/03/24	BRL	4,340,998	USD	786,933	4,255
Barclays Bank PLC*	1/16/25	TRY	4,699,996	USD	123,369	(522)
Barclays Bank PLC*	3/14/25	USD	3,431,668	CNH	24,233,469	(66,055)
BNP Paribas SA*	10/11/24	KRW	1,977,719,989	USD	1,434,679	78,461
BNP Paribas SA*	10/11/24	USD	1,673,454	IDR	27,596,539,816	(148,585)
BNP Paribas SA*	10/11/24	USD	866,983	PEN	3,302,291	(23,731)
BNP Paribas SA*	10/11/24	IDR	3,625,780,549	USD	223,659	15,730
BNP Paribas SA*	10/11/24	USD	702,569	KRW	968,324,390	(38,290)
BNP Paribas SA*	10/18/24	TRY	7,203,000	USD	202,434	4,801
BNP Paribas SA*	10/18/24	USD	3,641,717	CZK	84,789,037	(102,948)
BNP Paribas SA*	10/18/24	HUF	188,365,309	USD	516,007	11,431
BNP Paribas SA*	10/18/24	CZK	61,531,949	USD	2,658,877	58,651
BNP Paribas SA*	10/25/24	USD	1,030,342	CAD	1,389,499	2,365
BNP Paribas SA*	10/25/24	USD	217,688	EUR	194,904	525
BNP Paribas SA*	10/25/24	USD	784,366	JPY	115,706,762	(23,215)
BNP Paribas SA*	10/25/24	USD	5,425	AUD	8,000	(108)
BNP Paribas SA*	11/08/24	CLP	1,249,390,070	USD	1,396,177	(7,268)
BNP Paribas SA*	11/22/24	USD	13,772,181	EUR	12,370,977	(26,988)
BNP Paribas SA*	11/22/24	GBP	83,000	USD	107,598	3,361
BNP Paribas SA*	11/22/24	EUR	58,250	USD	64,840	135
BNP Paribas SA*	11/22/24	USD	11,087,893	GBP	8,553,059	(346,392)
BNP Paribas SA*	12/03/24	USD	1,967,237	BRL	10,905,769	(20,444)
BNP Paribas SA*	12/06/24	COP	937,245,371	USD	222,732	(1,738)
BNP Paribas SA*	12/06/24	MYR	2,728,044	USD	641,907	21,793
BNP Paribas SA*	12/06/24	USD	294,941	COP	1,204,196,634	11,002
BNP Paribas SA*	3/14/25	CNH	1,776,337	USD	253,507	2,879
BNP Paribas SA*	3/14/25	USD	1,211,411	CNH	8,524,998	(19,039)
Citibank N.A.*	10/11/24	PEN	1,234,000	USD	328,760	4,082
Citibank N.A.*	10/11/24	USD	109,824	INR	9,192,157	172

The accompanying notes are an integral part of the financial statements.
37

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Citibank N.A.*	10/18/24	USD	347,045	MXN	7,006,001	$ (7,944)
Citibank N.A.*	10/18/24	TRY	12,241,014	USD	337,218	14,964
Citibank N.A.*	10/18/24	HUF	123,520,901	USD	337,992	7,876
Citibank N.A.*	10/25/24	JPY	123,321,442	USD	866,131	(5,403)
Citibank N.A.*	10/25/24	CHF	13,000	USD	14,797	604
Citibank N.A.*	10/25/24	NOK	3,848,005	USD	353,352	11,374
Citibank N.A.*	11/15/24	USD	418,567	PLN	1,624,002	(2,929)
Citibank N.A.*	11/22/24	EUR	37,000	USD	41,221	50
Citibank N.A.*	11/22/24	USD	334,457	EUR	300,000	(178)
Citibank N.A.*	11/29/24	USD	1,543,085	SEK	15,665,842	(3,713)
Citibank N.A.*	12/06/24	USD	1,337,841	COP	5,470,957,338	47,839
Citibank N.A.*	3/04/25	EGP	2,594,976	USD	49,665	695
Citibank N.A.*	3/12/25	EGP	8,700,997	USD	155,542	12,756
Deutsche Bank AG*	10/11/24	INR	11,261,021	USD	134,485	(154)
Deutsche Bank AG*	10/11/24	IDR	3,136,737,195	USD	201,925	5,175
Deutsche Bank AG*	10/11/24	USD	755,728	KRW	1,009,395,102	(16,554)
Deutsche Bank AG*	10/25/24	JPY	93,007,062	USD	665,629	(16,482)
Deutsche Bank AG*	10/25/24	NOK	12,785,004	USD	1,186,357	25,445
Deutsche Bank AG*	10/25/24	USD	713,358	NOK	7,648,000	(11,543)
Deutsche Bank AG*	10/25/24	USD	34,234	NZD	55,000	(710)
Deutsche Bank AG*	10/25/24	NZD	13,000	USD	7,918	342
Deutsche Bank AG*	10/25/24	USD	306,483	CHF	262,000	(3,896)
Deutsche Bank AG*	11/08/24	USD	1,268,117	CLP	1,201,553,959	(67,614)
Deutsche Bank AG*	11/15/24	USD	174,938	PLN	691,506	(4,537)
Deutsche Bank AG*	11/22/24	GBP	84,000	USD	110,146	2,151
Deutsche Bank AG*	11/22/24	EUR	15,000	USD	16,814	(82)
Deutsche Bank AG*	11/29/24	SEK	8,866,671	USD	873,598	1,870
Deutsche Bank AG*	12/03/24	BRL	853,891	USD	153,749	1,881
Deutsche Bank AG*	12/06/24	USD	578,205	COP	2,351,424,075	23,760
Deutsche Bank AG*	12/13/24	USD	1,663,850	SGD	2,153,046	(17,341)
Goldman Sachs International*	10/11/24	IDR	11,454,317,802	USD	746,638	9,624
Goldman Sachs International*	10/11/24	INR	19,287,011	USD	230,031	41
Goldman Sachs International*	10/11/24	USD	495,314	IDR	8,042,418,634	(35,680)
Goldman Sachs International*	10/15/24	USD	778,371	TWD	25,043,914	(13,759)
Goldman Sachs International*	10/18/24	ZAR	11,309,992	USD	656,238	(2,492)
Goldman Sachs International*	10/25/24	AUD	81,000	USD	54,072	1,948
Goldman Sachs International*	10/25/24	NOK	1,224,998	USD	113,865	2,244
Goldman Sachs International*	10/25/24	CAD	37,000	USD	27,271	102
Goldman Sachs International*	10/25/24	CHF	14,000	USD	16,576	9
Goldman Sachs International*	10/25/24	USD	35,873	JPY	5,193,969	(379)
Goldman Sachs International*	10/25/24	USD	410,588	NOK	4,317,997	1,315
Goldman Sachs International*	10/25/24	USD	172,133	CAD	231,999	495
Goldman Sachs International*	11/22/24	EUR	2,235,522	USD	2,504,578	(10,971)
Goldman Sachs International*	11/22/24	USD	59,139	GBP	45,000	(1,020)
Goldman Sachs International*	11/22/24	GBP	10,000	USD	13,201	167
Goldman Sachs International*	11/29/24	SEK	733,997	USD	71,771	702
Goldman Sachs International*	12/06/24	COP	252,475,474	USD	61,901	(2,370)
Goldman Sachs International*	12/06/24	THB	15,441,880	USD	457,971	23,968
Goldman Sachs International*	12/06/24	USD	461,709	THB	15,709,628	(28,587)

The accompanying notes are an integral part of the financial statements.
38

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Goldman Sachs International*	1/17/25	USD	632,598	IDR	9,615,498,133	$ 381
Goldman Sachs International*	3/14/25	CNH	9,558,999	USD	1,379,744	(52)
HSBC Bank USA*	10/11/24	USD	708,777	IDR	11,637,325,336	(59,568)
HSBC Bank USA*	10/18/24	USD	475,057	ZAR	8,302,342	(4,839)
HSBC Bank USA*	10/18/24	MXN	6,084,427	USD	328,741	(20,448)
HSBC Bank USA*	10/18/24	CZK	906,927	USD	40,231	(177)
HSBC Bank USA*	10/25/24	CAD	76,000	USD	55,675	551
HSBC Bank USA*	10/25/24	AUD	110,000	USD	73,168	2,908
HSBC Bank USA*	10/25/24	JPY	4,036,932	USD	27,849	327
HSBC Bank USA*	10/25/24	USD	30,707	CHF	26,000	(94)
HSBC Bank USA*	10/25/24	CHF	81,000	USD	96,054	(97)
HSBC Bank USA*	10/25/24	USD	10,211	CAD	14,000	(146)
HSBC Bank USA*	10/25/24	USD	885,368	JPY	130,985,035	(28,848)
HSBC Bank USA*	10/25/24	USD	25,493	NZD	41,999	(1,191)
HSBC Bank USA*	11/22/24	EUR	192,750	USD	215,084	(81)
HSBC Bank USA*	11/22/24	USD	27,383,920	EUR	24,519,811	33,370
HSBC Bank USA*	12/03/24	BRL	5,086,484	USD	917,583	9,477
HSBC Bank USA*	12/06/24	MYR	2,072,674	USD	484,686	19,571
HSBC Bank USA*	12/06/24	THB	29,202,913	USD	858,460	52,960
HSBC Bank USA*	12/06/24	USD	3,658,756	MYR	16,117,315	(262,393)
HSBC Bank USA*	3/14/25	USD	1,748,889	CNH	12,328,797	(30,580)
JP Morgan Chase Bank N.A.*	10/11/24	PEN	2,216,001	USD	593,097	4,616
JP Morgan Chase Bank N.A.*	10/11/24	USD	769,122	IDR	12,580,374,873	(61,487)
JP Morgan Chase Bank N.A.*	10/18/24	USD	372,634	MXN	7,070,266	14,389
JP Morgan Chase Bank N.A.*	10/18/24	USD	132,091	HUF	47,442,538	(752)
JP Morgan Chase Bank N.A.*	10/25/24	NZD	84,000	USD	51,063	2,306
JP Morgan Chase Bank N.A.*	10/25/24	CAD	156,012	USD	115,152	269
JP Morgan Chase Bank N.A.*	10/25/24	JPY	419,678,729	USD	2,903,886	25,280
JP Morgan Chase Bank N.A.*	10/25/24	USD	466,748	EUR	417,096	2,016
JP Morgan Chase Bank N.A.*	10/25/24	USD	276,310	CAD	373,628	(107)
JP Morgan Chase Bank N.A.*	10/25/24	AUD	196,076	USD	131,811	3,796
JP Morgan Chase Bank N.A.*	10/25/24	USD	378,189	JPY	55,524,197	(9,345)
JP Morgan Chase Bank N.A.*	10/25/24	USD	22,101	AUD	32,999	(721)
JP Morgan Chase Bank N.A.*	10/25/24	USD	78,831	NZD	132,000	(5,034)
JP Morgan Chase Bank N.A.*	10/25/24	USD	52,546	NOK	557,002	(248)
JP Morgan Chase Bank N.A.*	11/15/24	USD	681,569	PLN	2,615,000	2,867
JP Morgan Chase Bank N.A.*	11/22/24	GBP	276,313	USD	364,647	4,746
JP Morgan Chase Bank N.A.*	11/22/24	EUR	435,182	USD	483,652	1,770
JP Morgan Chase Bank N.A.*	11/22/24	USD	13,452	EUR	12,000	67
JP Morgan Chase Bank N.A.*	11/29/24	USD	50,049	SEK	509,998	(307)
JP Morgan Chase Bank N.A.*	3/14/25	USD	849,093	CNH	5,939,999	(8,253)
JP Morgan Chase Bank N.A.*	3/14/25	CNH	755,999	USD	108,489	628
Morgan Stanley & Co. LLC*	10/11/24	PEN	3,062,000	USD	815,486	10,415
Morgan Stanley & Co. LLC*	10/11/24	USD	105,006	INR	8,811,976	(111)
Morgan Stanley & Co. LLC*	10/18/24	USD	119,966	MXN	2,162,684	10,384
Morgan Stanley & Co. LLC*	10/25/24	EUR	612,000	USD	680,777	1,118
Morgan Stanley & Co. LLC*	10/25/24	USD	158,835	JPY	23,093,065	(2,344)
Morgan Stanley & Co. LLC*	10/25/24	USD	42,903	NZD	69,000	(936)
Morgan Stanley & Co. LLC*	10/25/24	NZD	214,043	USD	131,279	4,711

The accompanying notes are an integral part of the financial statements.
39

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Morgan Stanley & Co. LLC*	10/25/24	USD	165,566	AUD	244,000	$(3,185)
Morgan Stanley & Co. LLC*	11/08/24	CLP	307,875,444	USD	326,613	15,643
Morgan Stanley & Co. LLC*	11/22/24	USD	775,538	EUR	706,754	(12,809)
Royal Bank of Canada*	10/25/24	USD	681,468	CAD	917,000	3,054
State Street Bank and Trust*	10/18/24	USD	1,642,553	MXN	30,567,255	93,733
State Street Bank and Trust*	10/18/24	HUF	32,649,441	USD	89,823	1,598
State Street Bank and Trust*	10/18/24	MXN	6,426,005	USD	355,452	(29,851)
State Street Bank and Trust*	10/25/24	USD	520,847	CAD	705,831	(1,340)
State Street Bank and Trust*	10/25/24	NZD	173,641	USD	106,044	4,277
State Street Bank and Trust*	10/25/24	JPY	297,379,448	USD	1,927,700	147,873
State Street Bank and Trust*	10/25/24	CAD	371,562	USD	275,597	(709)
State Street Bank and Trust*	11/15/24	PLN	272,007	USD	70,501	96
State Street Bank and Trust*	11/22/24	EUR	126,354	USD	141,424	(482)
State Street Bank and Trust*	11/22/24	GBP	338,115	USD	452,673	(659)
State Street Bank and Trust*	11/22/24	USD	13,145,998	EUR	11,792,691	(8,124)
State Street Bank and Trust*	3/14/25	CNY	659,998	USD	95,402	(188)
UBS AG*	10/11/24	INR	3,011,452	USD	35,936	(13)
UBS AG*	10/11/24	USD	763,868	PEN	2,916,711	(22,845)
UBS AG*	10/25/24	CHF	841,000	USD	974,064	22,230
UBS AG*	10/25/24	NOK	172,999	USD	16,462	(65)
UBS AG*	10/25/24	CAD	97,000	USD	71,596	167
UBS AG*	10/25/24	AUD	999,000	USD	687,005	3,904
UBS AG*	10/25/24	JPY	53,367,070	USD	343,413	29,065
UBS AG*	10/25/24	USD	3,205,861	CHF	2,831,000	(147,893)
UBS AG*	10/25/24	USD	4,955,477	CAD	6,746,441	(35,666)
UBS AG*	10/25/24	USD	603,810	JPY	92,791,334	(43,831)
UBS AG*	11/08/24	USD	670,824	CLP	638,045,985	(38,472)
UBS AG*	11/15/24	PLN	4,662,638	USD	1,212,389	(2,239)
UBS AG*	11/22/24	EUR	613,240	USD	683,852	184
UBS AG*	11/22/24	USD	6,445,443	EUR	5,765,103	14,776
UBS AG*	11/22/24	GBP	231,980	USD	306,623	3,503
UBS AG*	12/06/24	THB	15,777,478	USD	467,439	24,974
UBS AG*	12/06/24	USD	1,572,443	THB	54,547,699	(129,984)
UBS AG*	1/17/25	USD	35,755	INR	3,011,485	16
UBS AG*	3/14/25	USD	5,235,488	CNH	36,893,711	(89,543)
						$(3,118,304)

The accompanying notes are an integral part of the financial statements.
40

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)
Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
Euro-BTP	12/06/24	7	$948,076	$(1,576)
Australia 3 Year Bond	12/16/24	13	964,496	(1,218)
Korea 10 Year Bond	12/17/24	46	4,135,001	(6,011)
U.S. Treasury Note 10 Year	12/19/24	52	5,967,615	(24,990)
U.S. Treasury Ultra Bond	12/19/24	88	11,745,668	(33,418)
U.S. Treasury Note 5 Year	12/31/24	274	30,067,606	40,285
3 Month SOFR Future	3/18/25	154	36,876,458	68,142
				$41,214
Short
Euro-Bund	12/06/24	10	$(1,497,027)	$(4,834)
Mini 10 Year Japanese Government Bond	12/12/24	14	(1,406,936)	(1,685)
Australia 10 Year Bond	12/16/24	3	(243,040)	1,628
Korea 3 Year Bond	12/17/24	28	(2,274,483)	(2,645)
Canada 10 Year Bond	12/18/24	11	(1,015,546)	(1,209)
U.S. Treasury Ultra 10 Year	12/19/24	153	(18,108,767)	9,345
UK Long Gilt	12/27/24	21	(2,791,637)	28,121
U.S. Treasury Note 2 Year	12/31/24	77	(15,995,437)	(39,211)
3 Month SOFR Future	3/17/26	154	(37,297,661)	(47,339)
				$ (57,829)

Centrally Cleared Credit Default Swaps - Buy Protection

Reference Obligation/Index	Rate Paid by Fund	Payment Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
iTraxx Crossover Europe Series 41†	5.000%	Quarterly	6/20/29	EUR	3,825,000	$(390,657)	$(354,573)	$(36,084)
Bombardier, Inc.	5.000%	Quarterly	6/20/28	USD	390,000	(48,483)	(15,794)	(32,689)
CDX.NA.EM Series 41†	1.000%	Quarterly	6/20/29	USD	4,075,000	89,760	116,178	(26,418)
						$ (349,380)	$ (254,189)	$ (95,191)

Centrally Cleared Credit Default Swaps - Sell Protection††

Reference Obligation/Index	Rate Received by Fund	Payment Frequency	Termination Date	Credit Rating	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Cellnex Telecom SA	5.000%	Quarterly	12/20/28	BBB-**	EUR	220,000	$43,465	$33,780	$9,685
Freeport McMoran, Inc.	1.000%	Quarterly	6/20/29	BBB**	USD	787,000	7,899	(711)	8,610
Republic of Mexico	1.000%	Quarterly	6/20/29	BBB**	USD	871,000	(3,690)	(201)	(3,489)
CDX.NA.IG Series 43†	1.000%	Quarterly	12/20/29	Not Rated	USD	5,855,000	131,105	130,573	532
							$ 178,779	$ 163,441	$ 15,338

The accompanying notes are an integral part of the financial statements.
41

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)
OTC Credit Default Swaps - Sell Protection††

Reference Obligation/Index	Rate Received by Fund	Payment Frequency	Counterparty	Credit Rating	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Republic of Greece	1.000%	Quarterly	Bank of America N.A.*	BBB-**	12/20/24	USD	151,000	$302	$(4,578)	$4,880
Republic of Greece	1.000%	Quarterly	Bank of America N.A.*	BBB-**	12/20/24	USD	303,000	605	(9,187)	9,792
Republic of Greece	1.000%	Quarterly	Bank of America N.A.*	BBB-**	12/20/24	USD	152,000	304	(10,490)	10,794
Republic of Greece	1.000%	Quarterly	Bank of America N.A.*	BBB-**	12/20/29	USD	225,000	3,683	(11,045)	14,728
Republic of Greece	1.000%	Quarterly	Bank of America N.A.*	BBB-**	12/20/29	USD	225,000	3,683	(11,239)	14,922
Republic of Greece	1.000%	Quarterly	Barclays Bank PLC*	BBB-**	12/20/24	USD	450,000	899	(2,504)	3,403
Republic of Greece	1.000%	Quarterly	Citibank N.A.*	BBB-**	6/20/25	USD	150,000	964	(9,034)	9,998
Republic of Greece	1.000%	Quarterly	Citibank N.A.*	BBB-**	6/20/25	USD	75,000	482	(4,350)	4,832
Republic of Greece	1.000%	Quarterly	Citibank N.A.*	BBB-**	12/20/25	USD	300,000	2,978	(281)	3,259
Republic of Vietnam	1.000%	Quarterly	Goldman Sachs International*	BB+**	6/20/26	USD	550,000	5,310	4,327	983
Republic of Greece	1.000%	Quarterly	Morgan Stanley & Co. LLC*	BBB-**	12/20/24	USD	134,000	268	(993)	1,261
Republic of Greece	1.000%	Quarterly	Morgan Stanley & Co. LLC*	BBB-**	6/20/25	USD	94,000	604	(4,498)	5,102
								$20,082	$(63,872)	$83,954

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate/Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
3-Month CNREPOFIX=CFXS-Reuters	Quarterly	Fixed 2.476%	Quarterly	6/01/28	CNY	20,850,000	$82,041	$—	$82,041
3-Month CNREPOFIX=CFXS-Reuters	Quarterly	Fixed 1.653%	Quarterly	9/20/29	CNY	8,600,000	(8,884)	—	(8,884)
Fixed 1.860%	Maturity	Eurozone Consumer Price Index	Maturity	9/15/29	EUR	3,075,000	(12,618)	—	(12,618)
6-Month EURIBOR	Semi-Annually	Fixed 2.510%	Annually	8/19/44	EUR	1,270,000	17,109	—	17,109
6-Month EURIBOR	Semi-Annually	Fixed 2.472%	Annually	9/20/44	EUR	550,000	3,852	—	3,852
Fixed 4.225%	Annually	GBP-SONIA	Annually	6/19/27	GBP	3,150,000	(46,925)	(107)	(46,818)
INR-FBIL-MIBOR	Semi-Annually	Fixed 6.390%	Semi-Annually	5/28/29	INR	48,863,000	8,472	—	8,472

The accompanying notes are an integral part of the financial statements.
42

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

Paid by the Fund		Received by the Fund
Rate/Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
INR-FBIL-MIBOR	Semi-Annually	Fixed 6.387%	Semi-Annually	5/28/29	INR	46,947,000	$8,072	$—	$8,072
INR-FBIL-MIBOR	Semi-Annually	Fixed 6.378%	Semi-Annually	5/28/29	INR	47,190,000	(133,482)	—	(133,482)
INR-FBIL-MIBOR	Semi-Annually	Fixed 6.350%	Semi-Annually	6/20/31	INR	55,000,000	10,188	—	10,188
INR-FBIL-MIBOR	Semi-Annually	Fixed 6.283%	Semi-Annually	7/19/31	INR	71,150,000	10,055	—	10,055
INR-FBIL-MIBOR	Semi-Annually	Fixed 5.970%	Semi-Annually	9/20/31	INR	46,700,000	(3,146)	—	(3,146)
Fixed 0.418%	Annually	JPY-TONAR	Annually	8/10/28	JPY	391,535,000	14,092	—	14,092
Fixed 0.602%	Annually	JPY-TONAR	Annually	5/02/29	JPY	69,900,000	(410)	—	(410)
Fixed 2.365%	Maturity	USD-USCPI	Maturity	9/23/34	USD	1,000,000	2,721	—	2,721
Fixed 2.368%	Maturity	USD-USCPI	Maturity	9/23/34	USD	1,000,000	2,526	—	2,526
							$(46,337)	$(107)	$(46,230)

*	Contracts are subject to a master netting agreement or similar agreement.
**
Rating represents a weighted average of the ratings of all securities included in the underlying index for the credit default swap. Ratings used in the weighted average are from Moody’s Investors Service, Inc., S&P Global Ratings, or Fitch Ratings, whichever is the highest for each constituent. All ratings are as of the report date and do not reflect subsequent change

##	Exercise Rate.
†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.
††
For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Offshore Chinese Yuan
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won

LKR	Sri Lanka Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian New Sol
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	New Turkish Lira
TWD	Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

The accompanying notes are an integral part of the financial statements.
43

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments

September 30, 2024

	Number of Shares	Value
Equities — 99.4%
Common Stock — 99.1%
Communication Services — 7.8%
Alphabet, Inc. Class A	305,817	$50,719,749
Alphabet, Inc. Class C	166,875	27,899,831
AT&T, Inc.	71,534	1,573,748
Charter Communications, Inc. Class A (a)	985	319,219
Comcast Corp. Class A	223,372	9,330,248
Electronic Arts, Inc.	2,442	350,280
Epic Games, Inc. (Acquired 6/18/20-3/29/21, Cost $2,322,065) (a) (b) (c) (d)	3,487	2,221,603
Fox Corp. Class A	2,363	100,026
Fox Corp. Class B	1,383	53,660
Interpublic Group of Cos., Inc.	3,871	122,440
Live Nation Entertainment, Inc. (a)	1,618	177,155
Match Group, Inc. (a)	2,615	98,952
Meta Platforms, Inc. Class A	88,908	50,894,496
Netflix, Inc. (a)	30,530	21,654,013
News Corp. Class A	3,840	102,259
News Corp. Class B	1,093	30,549
Omnicom Group, Inc.	1,933	199,853
Paramount Global Class B	6,146	65,271
Pinterest, Inc. Class A (a)	68,042	2,202,520
Spotify Technology SA (a)	12,502	4,607,362
T-Mobile US, Inc.	69,716	14,386,594
Take-Two Interactive Software, Inc. (a)	1,659	255,005
Verizon Communications, Inc.	42,008	1,886,579
Walt Disney Co.	18,097	1,740,750
Warner Bros Discovery, Inc. (a)	22,030	181,748
		191,173,910
Consumer Discretionary — 9.8%
Airbnb, Inc. Class A (a)	4,378	555,174
Amazon.com, Inc. (a)	501,092	93,368,472
Aptiv PLC (a)	2,720	195,867
AutoZone, Inc. (a)	2,471	7,783,749
Best Buy Co., Inc.	2,006	207,220
Booking Holdings, Inc.	3,733	15,723,844
BorgWarner, Inc.	2,298	83,394
Caesars Entertainment, Inc. (a)	2,153	89,866
CarMax, Inc. (a)	1,615	124,969
Carnival Corp. (a)	9,974	184,320
Chipotle Mexican Grill, Inc. (a)	145,648	8,392,238

	Number of Shares	Value
Cie Financiere Richemont SA Registered Class A	31,851	$5,049,730
Coupang, Inc. (a)	136,984	3,362,957
Darden Restaurants, Inc.	1,197	196,464
Deckers Outdoor Corp. (a)	1,509	240,610
Domino’s Pizza, Inc.	363	156,141
DR Horton, Inc.	2,920	557,048
Duolingo, Inc. (a)	4,600	1,297,292
eBay, Inc.	4,851	315,849
Expedia Group, Inc. (a)	1,275	188,725
Ferrari NV	6,658	3,129,992
Floor & Decor Holdings, Inc. Class A (a) (e)	25,921	3,218,611
Ford Motor Co.	38,803	409,760
Garmin Ltd.	1,559	274,431
General Motors Co.	11,181	501,356
Genuine Parts Co.	1,376	192,200
Hasbro, Inc.	1,306	94,450
Hilton Worldwide Holdings, Inc.	11,465	2,642,682
Home Depot, Inc.	30,222	12,245,954
Las Vegas Sands Corp.	3,608	181,627
Lennar Corp. Class A	2,403	450,514
LKQ Corp.	2,675	106,786
Lowe’s Cos., Inc.	28,207	7,639,866
Lululemon Athletica, Inc. (a)	10,468	2,840,492
Marriott International, Inc. Class A	2,325	577,995
McDonald’s Corp.	52,191	15,892,681
MGM Resorts International (a)	2,337	91,353
Mohawk Industries, Inc. (a)	509	81,786
NIKE, Inc. Class B	11,978	1,058,855
Norwegian Cruise Line Holdings Ltd. (a) (e)	4,452	91,311
NVR, Inc. (a)	31	304,166
O’Reilly Automotive, Inc. (a)	4,011	4,619,068
Pool Corp.	394	148,459
PulteGroup, Inc.	2,107	302,418
Ralph Lauren Corp.	419	81,232
Rivian Automotive, Inc. Class A (a) (e)	71,856	806,224
Ross Stores, Inc.	3,319	499,543
Royal Caribbean Cruises Ltd.	2,354	417,505
Starbucks Corp.	94,621	9,224,601
Tapestry, Inc.	2,336	109,745
Tesla, Inc. (a)	79,112	20,698,073
TJX Cos., Inc.	61,732	7,255,979
Tractor Supply Co.	21,257	6,184,299
Ulta Beauty, Inc. (a)	483	187,945

The accompanying notes are an integral part of the financial statements.
44

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Wynn Resorts Ltd.	943	$90,415
Yum! Brands, Inc.	2,794	390,350
		241,116,653
Consumer Staples — 6.1%
Altria Group, Inc.	17,002	867,782
Archer-Daniels-Midland Co.	4,740	283,168
Brown-Forman Corp. Class B	1,965	96,678
Bunge Global SA	1,475	142,544
Campbell Soup Co.	1,999	97,791
Church & Dwight Co., Inc.	2,481	259,810
Clorox Co.	1,224	199,402
Coca-Cola Co.	300,986	21,628,854
Colgate-Palmolive Co.	147,623	15,324,744
Conagra Brands, Inc.	4,913	159,771
Constellation Brands, Inc. Class A	1,556	400,966
Costco Wholesale Corp.	4,427	3,924,624
Dollar General Corp.	42,168	3,566,148
Dollar Tree, Inc. (a)	51,508	3,622,042
Estee Lauder Cos., Inc. Class A	2,306	229,885
General Mills, Inc.	5,531	408,464
Hershey Co.	1,464	280,766
Hormel Foods Corp.	2,944	93,325
J.M. Smucker Co.	1,084	131,272
Kellanova	2,741	221,226
Kenvue, Inc.	1,121,483	25,939,902
Keurig Dr. Pepper, Inc.	326,845	12,250,151
Kimberly-Clark Corp.	3,349	476,496
Kraft Heinz Co.	8,755	307,388
Kroger Co.	6,751	386,832
Lamb Weston Holdings, Inc.	1,456	94,261
McCormick & Co., Inc.	2,491	205,009
Molson Coors Beverage Co. Class B	1,861	107,045
Mondelez International, Inc. Class A	85,946	6,331,642
Monster Beverage Corp. (a)	7,170	374,059
PepsiCo, Inc.	43,667	7,425,573
Philip Morris International, Inc.	15,515	1,883,521
Procter & Gamble Co.	117,897	20,419,760
Sysco Corp.	4,885	381,323
Target Corp.	4,608	718,203
Tyson Foods, Inc. Class A	2,819	167,900
Walgreens Boots Alliance, Inc.	7,846	70,300
Walmart, Inc.	269,815	21,787,561
		151,266,188

	Number of Shares	Value
Energy — 4.4%
APA Corp.	3,951	$96,642
Baker Hughes Co.	10,097	365,007
Chesapeake Energy Corp. (e)	86,226	7,092,089
Chevron Corp.	74,441	10,962,926
ConocoPhillips	149,342	15,722,726
Coterra Energy, Inc.	7,293	174,667
Devon Energy Corp.	6,199	242,505
Diamondback Energy, Inc.	47,993	8,273,993
EOG Resources, Inc.	5,662	696,030
EQT Corp.	351,866	12,892,370
Exxon Mobil Corp.	149,497	17,524,038
Halliburton Co.	16,105	467,850
Hess Corp.	2,744	372,635
Kinder Morgan, Inc.	19,190	423,907
Marathon Oil Corp.	5,505	146,598
Marathon Petroleum Corp.	3,330	542,490
Occidental Petroleum Corp.	6,683	344,442
ONEOK, Inc.	5,810	529,465
Phillips 66	4,165	547,489
Range Resources Corp.	257,745	7,928,236
Schlumberger NV	342,644	14,373,916
Targa Resources Corp.	2,226	329,470
TechnipFMC PLC	129,310	3,391,801
Valero Energy Corp.	3,185	430,071
Viper Energy, Inc.	23,215	1,047,229
Williams Cos., Inc.	92,084	4,203,635
		109,122,227
Financials — 13.3%
Aflac, Inc.	5,015	560,677
Allstate Corp.	59,434	11,271,658
American Express Co.	61,305	16,625,916
American International Group, Inc.	6,403	468,892
Ameriprise Financial, Inc.	977	459,004
Annaly Capital Management, Inc. (e)	132,895	2,667,203
Aon PLC Class A	2,165	749,068
Arch Capital Group Ltd. (a)	3,722	416,417
Arthur J Gallagher & Co.	2,181	613,668
Assurant, Inc.	525	104,401
Bank of America Corp.	444,622	17,642,601
Bank of New York Mellon Corp.	7,342	527,596
Berkshire Hathaway, Inc. Class B (a)	78,488	36,124,887
BlackRock, Inc.	1,389	1,318,869
Blackstone, Inc.	7,179	1,099,320
Brown & Brown, Inc.	2,344	242,838

The accompanying notes are an integral part of the financial statements.
45

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Capital One Financial Corp.	3,800	$568,974
Cboe Global Markets, Inc.	1,058	216,752
Charles Schwab Corp.	317,581	20,582,425
Chubb Ltd.	26,669	7,691,073
Cincinnati Financial Corp.	1,544	210,169
Citigroup, Inc.	76,000	4,757,600
Citizens Financial Group, Inc.	4,588	188,429
CME Group, Inc.	42,844	9,453,529
Corebridge Financial, Inc.	93,992	2,740,807
Corpay, Inc. (a)	13,618	4,259,166
Discover Financial Services	2,492	349,603
East West Bancorp, Inc.	19,591	1,620,959
Erie Indemnity Co. Class A	257	138,734
Everest Group Ltd.	426	166,920
FactSet Research Systems, Inc.	376	172,904
Fidelity National Information Services, Inc.	5,424	454,260
Fifth Third Bancorp	6,710	287,456
Fiserv, Inc. (a)	109,098	19,599,456
Franklin Resources, Inc.	3,241	65,306
Global Payments, Inc.	2,579	264,141
Globe Life, Inc.	926	98,073
Goldman Sachs Group, Inc.	21,324	10,557,726
Hartford Financial Services Group, Inc.	2,977	350,125
Huntington Bancshares, Inc.	468,716	6,890,125
Intercontinental Exchange, Inc.	5,722	919,182
Invesco Ltd.	4,842	85,025
Jack Henry & Associates, Inc.	742	130,993
JP Morgan Chase & Co.	179,603	37,871,089
KeyCorp.	233,150	3,905,262
KKR & Co., Inc.	6,721	877,628
Loews Corp.	1,866	147,507
M&T Bank Corp.	1,695	301,913
MarketAxess Holdings, Inc.	383	98,125
Marsh & McLennan Cos., Inc.	26,463	5,903,631
Mastercard, Inc. Class A	38,327	18,925,873
MetLife, Inc.	36,030	2,971,754
Moody’s Corp.	1,559	739,886
Morgan Stanley	12,424	1,295,078
MSCI, Inc.	781	455,268
Nasdaq, Inc.	4,104	299,633
Northern Trust Corp.	2,064	185,822
PayPal Holdings, Inc. (a)	10,185	794,736
PNC Financial Services Group, Inc.	3,959	731,821
Principal Financial Group, Inc.	2,152	184,857
Progressive Corp.	50,554	12,828,583
Prudential Financial, Inc.	3,549	429,784

	Number of Shares	Value
Raymond James Financial, Inc.	1,877	$229,857
Regions Financial Corp.	9,048	211,090
S&P Global, Inc.	3,195	1,650,601
State Street Corp.	2,959	261,783
Synchrony Financial	4,048	201,914
T. Rowe Price Group, Inc.	2,255	245,637
Travelers Cos., Inc.	29,068	6,805,400
Truist Financial Corp.	13,328	570,039
US Bancorp	15,542	710,736
Visa, Inc. Class A	145,017	39,872,424
W. R. Berkley Corp.	2,965	168,204
Wells Fargo & Co.	33,967	1,918,796
Willis Towers Watson PLC	1,008	296,886
		325,804,544
Health Care — 13.5%
Abbott Laboratories	17,363	1,979,556
AbbVie, Inc.	48,818	9,640,579
Agilent Technologies, Inc.	2,899	430,444
Align Technology, Inc. (a)	692	175,989
Amgen, Inc.	17,887	5,763,370
Argenx SE ADR (a)	10,839	5,875,605
AstraZeneca PLC Sponsored ADR	159,492	12,426,022
Baxter International, Inc.	5,040	191,369
Becton Dickinson & Co.	28,462	6,862,188
Bio-Techne Corp.	1,605	128,288
Biogen, Inc. (a)	1,443	279,711
Boston Scientific Corp. (a)	14,686	1,230,687
Bristol-Myers Squibb Co.	104,172	5,389,859
Cardinal Health, Inc.	2,472	273,205
Catalent, Inc. (a)	1,839	111,388
Cencora, Inc.	69,230	15,582,288
Centene Corp. (a)	5,225	393,338
Charles River Laboratories International, Inc. (a)	524	103,212
Cigna Group	34,876	12,082,441
The Cooper Cos., Inc. (a)	1,969	217,259
CVS Health Corp.	12,532	788,012
Danaher Corp.	56,533	15,717,305
DaVita, Inc. (a)	465	76,227
Dexcom, Inc. (a)	3,970	266,149
Edwards Lifesciences Corp. (a)	5,985	394,950
Elevance Health, Inc.	37,665	19,585,800
Eli Lilly & Co.	45,106	39,961,210
GE HealthCare Technologies, Inc. (a)	34,186	3,208,356
Gilead Sciences, Inc.	12,412	1,040,622

The accompanying notes are an integral part of the financial statements.
46

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
HCA Healthcare, Inc.	7,194	$2,923,857
Henry Schein, Inc. (a)	1,283	93,531
Hologic, Inc. (a)	2,293	186,788
Humana, Inc.	1,197	379,138
IDEXX Laboratories, Inc. (a)	2,592	1,309,530
Incyte Corp. (a)	1,627	107,545
Insulet Corp. (a)	716	166,649
Intuitive Surgical, Inc. (a)	26,611	13,073,186
IQVIA Holdings, Inc. (a)	1,720	407,588
Johnson & Johnson	135,219	21,913,591
Labcorp Holdings, Inc.	828	185,041
Legend Biotech Corp. ADR (a)	32,150	1,566,670
McKesson Corp.	1,291	638,296
Medtronic PLC	12,789	1,151,394
Merck & Co., Inc.	96,763	10,988,406
Mettler-Toledo International, Inc. (a)	3,352	5,026,994
Moderna, Inc. (a)	3,442	230,029
Molina Healthcare, Inc. (a)	13,498	4,650,871
Natera, Inc. (a)	3,086	391,768
Pfizer, Inc.	56,538	1,636,210
Quest Diagnostics, Inc.	33,044	5,130,081
Regeneron Pharmaceuticals, Inc. (a)	4,130	4,341,621
ResMed, Inc.	1,459	356,171
Revvity, Inc.	60,762	7,762,346
Solventum Corp. (a)	1,402	97,747
STERIS PLC	999	242,298
Stryker Corp.	10,999	3,973,499
Teleflex, Inc.	480	118,714
Tenet Healthcare Corp. (a)	47,719	7,930,898
Thermo Fisher Scientific, Inc.	43,437	26,868,825
UnitedHealth Group, Inc.	74,996	43,848,661
Universal Health Services, Inc. Class B	614	140,612
Vertex Pharmaceuticals, Inc. (a)	2,574	1,197,116
Viatris, Inc.	12,234	142,037
Waters Corp. (a)	587	211,255
West Pharmaceutical Services, Inc.	735	220,618
Zimmer Biomet Holdings, Inc.	2,088	225,400
Zoetis, Inc.	4,515	882,141
		330,892,551
Industrials — 9.2%
3M Co.	5,472	748,022
A.O. Smith Corp.	1,217	109,323
Airbus SE	16,340	2,392,614
Allegion PLC	887	129,271

	Number of Shares	Value
Amentum Holdings, Inc. (a)	1,305	$42,086
AMETEK, Inc.	93,132	15,991,696
Automatic Data Processing, Inc.	4,066	1,125,184
Axon Enterprise, Inc. (a)	711	284,116
Boeing Co. (a)	11,604	1,764,272
Booz Allen Hamilton Holding Corp.	28,261	4,599,760
Broadridge Financial Solutions, Inc.	7,148	1,537,034
Builders FirstSource, Inc. (a)	1,194	231,469
C.H. Robinson Worldwide, Inc.	1,193	131,671
Carrier Global Corp.	8,360	672,896
Caterpillar, Inc.	4,838	1,892,239
Cintas Corp.	3,412	702,463
Copart, Inc. (a)	8,706	456,194
CSX Corp.	300,097	10,362,349
Cummins, Inc.	30,822	9,979,855
Dayforce, Inc. (a) (e)	1,612	98,735
Deere & Co.	32,310	13,483,932
Delta Air Lines, Inc.	6,363	323,177
Dover Corp.	27,270	5,228,750
Eaton Corp. PLC	3,970	1,315,817
Emerson Electric Co.	5,701	623,518
Equifax, Inc.	18,128	5,327,094
Expeditors International of Washington, Inc.	1,392	182,909
Fastenal Co.	5,690	406,380
FedEx Corp.	18,145	4,965,924
Ferguson Enterprises, Inc.	22,247	4,417,587
Fortive Corp.	3,552	280,359
GE Vernova, Inc. (a)	2,736	697,625
Generac Holdings, Inc. (a)	608	96,599
General Dynamics Corp.	36,814	11,125,191
General Electric Co.	54,121	10,206,138
Honeywell International, Inc.	6,495	1,342,581
Howmet Aerospace, Inc.	4,055	406,514
Hubbell, Inc.	532	227,882
Huntington Ingalls Industries, Inc.	398	105,223
IDEX Corp.	788	169,026
Illinois Tool Works, Inc.	2,690	704,968
Ingersoll Rand, Inc.	41,903	4,113,199
Jacobs Solutions, Inc.	1,236	161,792
JB Hunt Transport Services, Inc.	837	144,240
Johnson Controls International PLC	6,645	515,718
L3Harris Technologies, Inc.	28,746	6,837,811

The accompanying notes are an integral part of the financial statements.
47

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Leidos Holdings, Inc.	1,363	$222,169
Lockheed Martin Corp.	2,116	1,236,929
Masco Corp.	2,154	180,807
Nordson Corp.	559	146,810
Norfolk Southern Corp.	33,312	8,278,032
Northrop Grumman Corp.	5,509	2,909,138
Old Dominion Freight Line, Inc.	78,398	15,572,979
Otis Worldwide Corp.	3,980	413,681
Owens Corning	8,961	1,581,796
PACCAR, Inc.	5,214	514,518
Parker-Hannifin Corp.	13,694	8,652,143
Paychex, Inc.	3,185	427,395
Paycom Software, Inc.	521	86,783
Pentair PLC	1,706	166,830
Quanta Services, Inc.	1,465	436,790
Republic Services, Inc.	46,774	9,394,090
Rockwell Automation, Inc.	40,996	11,005,786
Rollins, Inc.	2,886	145,974
RTX Corp.	13,272	1,608,036
Snap-on, Inc.	542	157,023
Southwest Airlines Co. (e)	5,912	175,173
Stanley Black & Decker, Inc.	1,583	174,336
Textron, Inc.	1,916	169,719
Trane Technologies PLC	2,249	874,254
TransDigm Group, Inc.	560	799,193
Uber Technologies, Inc. (a)	130,242	9,788,989
Union Pacific Corp.	38,842	9,573,776
United Airlines Holdings, Inc. (a)	3,378	192,749
United Parcel Service, Inc. Class B	7,302	995,555
United Rentals, Inc.	663	536,851
Veralto Corp.	2,450	274,057
Verisk Analytics, Inc.	1,415	379,163
W.W. Grainger, Inc.	442	459,154
Waste Management, Inc.	3,638	755,249
Westinghouse Air Brake Technologies Corp.	62,471	11,355,354
Xylem, Inc.	2,411	325,557
		226,628,041
Information Technology — 28.6%
Accenture PLC Class A	6,251	2,209,603
Adobe, Inc. (a)	14,224	7,364,903
Advanced Micro Devices, Inc. (a)	93,551	15,349,848
Akamai Technologies, Inc. (a)	1,492	150,617
Amphenol Corp. Class A	142,929	9,313,254
Analog Devices, Inc.	57,700	13,280,809

	Number of Shares	Value
ANSYS, Inc. (a)	866	$275,934
Apple, Inc.	730,970	170,316,010
Applied Materials, Inc.	8,261	1,669,135
AppLovin Corp. Class A (a)	20,800	2,715,440
Arista Networks, Inc. (a)	2,567	985,266
ASML Holding NV	7,829	6,523,514
Atlassian Corp. Class A (a)	18,216	2,892,883
Autodesk, Inc. (a)	32,092	8,840,704
Broadcom, Inc.	46,492	8,019,870
Cadence Design Systems, Inc. (a)	2,727	739,099
Canva, Inc. (Acquired 12/17/21-12/22/21, Cost $872,531) (a) (b) (c) (d)	512	568,781
CDW Corp.	1,324	299,621
Celonis SE (Acquired 6/17/21, Cost $435,243) (a) (b) (c) (d)	1,177	211,107
Cisco Systems, Inc.	40,209	2,139,923
Cognizant Technology Solutions Corp. Class A	5,039	388,910
Corning, Inc.	7,645	345,172
Crowdstrike Holdings, Inc. Class A (a)	2,298	644,520
Dell Technologies, Inc. Class C	2,855	338,432
Dynatrace, Inc. (a)	64,787	3,464,161
Enphase Energy, Inc. (a)	1,399	158,115
EPAM Systems, Inc. (a)	578	115,039
F5, Inc. (a)	593	130,579
Fair Isaac Corp. (a)	2,634	5,119,232
First Solar, Inc. (a)	1,085	270,642
Fortinet, Inc. (a)	6,314	489,651
Gartner, Inc. (a)	783	396,793
Gen Digital, Inc.	5,450	149,494
GoDaddy, Inc. Class A (a)	1,394	218,551
Hewlett Packard Enterprise Co.	13,167	269,397
HP, Inc.	9,714	348,441
HubSpot, Inc. (a)	6,944	3,691,430
Intel Corp.	42,538	997,941
International Business Machines Corp.	9,192	2,032,167
Intuit, Inc.	17,272	10,725,912
Jabil, Inc.	1,155	138,404
Juniper Networks, Inc.	3,379	131,713
Keysight Technologies, Inc. (a)	101,308	16,100,880
KLA Corp.	10,930	8,464,301
Lam Research Corp.	3,808	3,107,633
Microchip Technology, Inc.	5,332	428,106
Micron Technology, Inc.	11,057	1,146,721

The accompanying notes are an integral part of the financial statements.
48

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Microsoft Corp.	355,112	$152,804,694
MongoDB, Inc. (a)	2,406	650,462
Monolithic Power Systems, Inc.	484	447,458
Motorola Solutions, Inc.	1,661	746,835
NetApp, Inc.	2,084	257,395
NVIDIA Corp.	1,121,152	136,152,699
NXP Semiconductors NV	2,535	608,425
ON Semiconductor Corp. (a)	4,249	308,520
Oracle Corp.	15,955	2,718,732
Palantir Technologies, Inc. Class A (a)	20,059	746,195
Palo Alto Networks, Inc. (a)	3,228	1,103,330
PTC, Inc. (a)	24,289	4,388,051
Qorvo, Inc. (a)	963	99,478
QUALCOMM, Inc.	57,894	9,844,875
Roper Technologies, Inc.	12,372	6,884,276
Salesforce, Inc.	18,383	5,031,611
Seagate Technology Holdings PLC	2,078	227,603
ServiceNow, Inc. (a)	15,535	13,894,349
Shopify, Inc. Class A (a)	103,915	8,327,748
Skyworks Solutions, Inc.	1,574	155,464
Snowflake, Inc. Class A (a)	13,938	1,600,919
Stripe, Inc., Class B (Acquired 12/17/19, Cost $295,694) (a) (b) (c) (d)	18,846	489,996
Super Micro Computer, Inc. (a) (e)	510	212,364
Synopsys, Inc. (a)	11,306	5,725,245
TE Connectivity PLC (a)	94,193	14,222,201
Teledyne Technologies, Inc. (a)	14,717	6,441,042
Teradyne, Inc.	1,614	216,163
Texas Instruments, Inc.	63,303	13,076,501
Trimble, Inc. (a)	2,542	157,833
Tyler Technologies, Inc. (a)	423	246,914
VeriSign, Inc. (a)	858	162,986
Western Digital Corp. (a)	3,231	220,645
Zebra Technologies Corp. Class A (a)	510	188,863
		702,038,530
Materials — 2.9%
Air Products & Chemicals, Inc.	2,213	658,899
Albemarle Corp. (e)	1,193	112,989
Amcor PLC	14,865	168,420
Avery Dennison Corp.	794	175,283
Ball Corp.	3,109	211,132
Celanese Corp.	1,129	153,499

	Number of Shares	Value
CF Industries Holdings, Inc.	1,776	$152,381
Corteva, Inc.	6,878	404,358
Dow, Inc.	7,124	389,184
DuPont de Nemours, Inc.	4,146	369,450
Eastman Chemical Co.	1,190	133,221
Ecolab, Inc.	2,521	643,687
FMC Corp.	1,213	79,985
Franco-Nevada Corp.	36,699	4,559,851
Freeport-McMoRan, Inc.	21,337	1,065,143
International Flavors & Fragrances, Inc.	2,592	271,979
International Paper Co.	255,159	12,464,517
Linde PLC (LIN US)	37,980	18,111,143
LyondellBasell Industries NV Class A	2,575	246,943
Martin Marietta Materials, Inc.	7,618	4,100,388
Mosaic Co.	120,745	3,233,551
Newmont Corp. (NEM US)	11,422	610,506
Nucor Corp.	2,413	362,770
Packaging Corp. of America	918	197,737
PPG Industries, Inc.	2,368	313,665
Sherwin-Williams Co.	42,752	16,317,156
Smurfit WestRock PLC	5,061	250,115
Southern Copper Corp. (e)	18,288	2,115,373
Steel Dynamics, Inc.	1,468	185,085
Vulcan Materials Co.	1,311	328,314
Wheaton Precious Metals Corp. (e)	50,473	3,082,891
		71,469,615
Real Estate — 1.3%
Alexandria Real Estate Equities, Inc.	1,572	186,675
American Tower Corp.	4,656	1,082,799
AvalonBay Communities, Inc.	1,409	317,377
BXP, Inc.	1,478	118,920
Camden Property Trust	1,093	135,018
CBRE Group, Inc. Class A (a)	2,991	372,320
CoStar Group, Inc. (a)	4,065	306,664
Crown Castle, Inc.	4,322	512,719
Digital Realty Trust, Inc.	3,061	495,362
Equinix, Inc.	4,399	3,904,684
Equity LifeStyle Properties, Inc.	30,904	2,204,691
Equity Residential	3,378	251,526
Essex Property Trust, Inc.	635	187,592
Extra Space Storage, Inc.	2,104	379,120
Federal Realty Investment Trust	762	87,607
Healthpeak Properties, Inc.	7,327	167,569

The accompanying notes are an integral part of the financial statements.
49

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Host Hotels & Resorts, Inc.	7,158	$125,981
Invitation Homes, Inc.	5,761	203,133
Iron Mountain, Inc.	2,911	345,914
Kimco Realty Corp.	6,863	159,359
Lineage, Inc.	19,355	1,517,045
Mid-America Apartment Communities, Inc.	1,153	183,212
Prologis, Inc.	9,233	1,165,943
Public Storage	38,283	13,930,035
Realty Income Corp.	8,666	549,598
Regency Centers Corp.	1,663	120,118
SBA Communications Corp.	1,090	262,363
Simon Property Group, Inc.	3,049	515,342
UDR, Inc.	3,062	138,831
Ventas, Inc.	4,225	270,949
VICI Properties, Inc.	10,396	346,291
Welltower, Inc.	5,765	738,093
Weyerhaeuser Co.	7,369	249,514
		31,532,364
Utilities — 2.2%
AES Corp.	7,393	148,304
Alliant Energy Corp.	2,635	159,918
Ameren Corp.	96,513	8,441,027
American Electric Power Co., Inc.	5,294	543,164
American Water Works Co., Inc.	1,931	282,390
Atmos Energy Corp.	64,482	8,944,298
CenterPoint Energy, Inc.	6,672	196,290
CMS Energy Corp.	57,653	4,072,031
Consolidated Edison, Inc.	3,434	357,582
Constellation Energy Corp.	3,115	809,962
Dominion Energy, Inc.	8,343	482,142
DTE Energy Co.	2,098	269,404
Duke Energy Corp.	7,693	887,003
Edison International	3,832	333,729
Entergy Corp.	2,168	285,331
Evergy, Inc.	2,361	146,406
Eversource Energy	3,538	240,761
Exelon Corp.	185,832	7,535,488
FirstEnergy Corp.	5,254	233,015
NextEra Energy, Inc.	66,040	5,582,361
NiSource, Inc.	4,666	161,677
NRG Energy, Inc.	2,084	189,852
PG&E Corp.	21,243	419,974
Pinnacle West Capital Corp.	1,153	102,144
PPL Corp.	7,474	247,240
Public Service Enterprise Group, Inc.	4,953	441,857

	Number of Shares	Value
Sempra	6,300	$526,869
Southern Co.	10,900	982,962
Vistra Corp.	3,414	404,696
WEC Energy Group, Inc.	3,135	301,524
Xcel Energy, Inc.	168,653	11,013,041
		54,742,442
TOTAL COMMON STOCK (Cost $1,970,025,902)		2,435,787,065
Preferred Stock — 0.3%
Consumer Discretionary — 0.1%
GM Cruise Holdings, LLC, Class F (Acquired 5/07/19, Cost $921,625) (a) (b) (c) (d)	50,500	294,920
GM Cruise Holdings, LLC, Class G (Acquired 1/21/21, Cost $979,851) (a) (b) (c) (d)	37,186	217,166
Nuro, Inc., Series C (Acquired 10/30/20-3/02/21, Cost $1,236,023) (a) (b) (c) (d)	94,681	387,245
Nuro, Inc., Series D (Acquired 10/29/21, Cost $487,977) (a) (b) (c) (d)	23,409	95,743
Rappi, Inc., Series E (Acquired 9/08/20-9/24/20, Cost $1,092,516) (a) (b) (c) (d)	18,286	415,458
Waymo LLC, Series A-2 (Acquired 5/08/20, Cost $748,934) (a) (b) (c) (d)	8,722	699,504
		2,110,036
Health Care — 0.1%
Sartorius AG 0.295%	8,936	2,504,520
Industrials — 0.0%
Sila Nanotechnologies, Inc., Series F (Acquired 1/07/21, Cost $760,988) (a) (b) (c) (d)	18,438	360,533
Information Technology — 0.0%
Canva, Inc., Series A (Acquired 12/17/21, Cost $49,421) (a) (b) (c) (d)	29	32,216
Canva, Inc., Series A-3 (Acquired 12/17/21, Cost $13,633) (a) (b) (c) (d)	8	8,887
Celonis SE, Series D (Acquired 6/17/21-10/04/22, Cost $1,306,468) (a) (b) (c) (d)	3,533	633,679

The accompanying notes are an integral part of the financial statements.
50

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Formagrid, Inc., Series F (Acquired 12/08/21, Cost $1,130,824) (a) (b) (c) (d)	6,038	$290,186
		964,968
Materials — 0.1%
Redwood Materials, Inc., Series C (Acquired 5/28/21, Cost $1,059,705) (a) (b) (c) (d)	22,355	1,151,730
Redwood Materials, Inc., Series D (Acquired 6/17/22, Cost $50,373) (a) (b) (c) (d)	1,241	63,936
		1,215,666
TOTAL PREFERRED STOCK (Cost $13,318,455)		7,155,723
TOTAL EQUITIES (Cost $1,983,344,357)		2,442,942,788
TOTAL LONG-TERM INVESTMENTS (Cost $1,983,344,357)		2,442,942,788
Short-Term Investments — 0.0%
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund	54,428	54,428

	Principal Amount
U.S. Treasury Bill — 0.0%
U.S. Treasury Bills 5.310% 11/29/24 (e) (f)	$50,000	49,615
TOTAL SHORT-TERM INVESTMENTS (Cost $104,009)		104,043
TOTAL INVESTMENTS — 99.4% (Cost $1,983,448,366) (g)		2,443,046,831
Other Assets/ (Liabilities) — 0.6%		13,790,004
NET ASSETS — 100.0%		$2,456,836,835

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Investment is valued using significant unobservable inputs.
(c)
This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At September 30, 2024, these securities amounted to a value of $8,142,690 or 0.33% of net assets.

(d)
Restricted security. Certain securities are restricted to resale. At September 30, 2024, these securities amounted to a value of $8,142,690 or 0.33% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(e)
Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2024, was $9,179,570 or 0.37% of net assets. The Fund received $9,571,148 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(f)	The rate shown represents yield-to-maturity.
(g)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
51

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments (Continued)
Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
S&P 500 E Mini Index	12/20/24	4	$1,139,405	$ 23,445

The accompanying notes are an integral part of the financial statements.
52

MassMutual Select T. Rowe Price Real Assets Fund — Portfolio of Investments

September 30, 2024

	Number of Shares	Value
Equities — 96.8%
Common Stock — 96.0%
Australia — 7.9%
BHP Group Ltd. (a)	325,861	$ 10,131,981
Capricorn Metals Ltd. (b)	279,561	1,101,312
Champion Iron Ltd. (CIA AU) (a)	103,307	522,315
Champion Iron Ltd. (CIA CN) (a)	61,414	301,518
Emerald Resources NL (b)	334,102	880,365
Glencore PLC	779,949	4,466,397
Goodman Group	81,550	2,093,974
Mineral Resources Ltd. (a)	10,842	387,797
Northern Star Resources Ltd.	166,983	1,827,206
Pilbara Minerals Ltd. (a) (b)	140,875	316,679
Predictive Discovery Ltd. (a) (b)	1,785,299	319,036
Rio Tinto PLC	22,819	1,617,202
Scentre Group	513,688	1,300,496
		25,266,278
Bahrain — 0.1%
Aluminium Bahrain BSC	111,108	370,693
Belgium — 0.5%
Shurgard Self Storage Ltd.	19,211	900,716
Warehouses De Pauw CVA	27,566	734,960
		1,635,676
Bosnia and Herzegovina — 0.2%
Adriatic Metals PLC (b)	223,991	547,901
Brazil — 2.5%
ERO Copper Corp. (ERO CN) (b)	79,073	1,760,426
Vale SA Sponsored ADR	245,611	2,868,736
Wheaton Precious Metals Corp.	54,889	3,352,310
		7,981,472
Canada — 10.8%
Agnico Eagle Mines Ltd. (AEM CN) (a)	33,619	2,708,263
Agnico Eagle Mines Ltd. (AEM US)	7,557	608,792
Alamos Gold, Inc. Class A (AGI CN)	81,356	1,621,165
Alamos Gold, Inc. Class A (AGI US)	47,892	954,967
Artemis Gold, Inc. (b)	34,468	330,548
Aya Gold & Silver, Inc. (b)	53,197	692,275
Barrick Gold Corp.	79,671	1,584,656
Boardwalk Real Estate Investment Trust	10,749	680,808

	Number of Shares	Value
Cameco Corp.	30,191	$ 1,441,922
Canadian Apartment Properties REIT	12,585	511,700
Canadian National Railway Co.	2,517	294,737
Canadian Natural Resources Ltd.	59,067	1,961,403
Canadian Pacific Kansas City Ltd. (a)	3,794	324,539
Capstone Copper Corp. (b)	46,618	364,341
Colliers International Group, Inc.	5,056	767,551
Enbridge, Inc.	58,722	2,384,700
Foran Mining Corp. (b)	123,926	383,933
Franco-Nevada Corp.	29,815	3,703,149
G Mining Ventures Corp. (b)	117,780	816,870
Ivanhoe Mines Ltd. Class A (a) (b)	106,152	1,579,192
Kinross Gold Corp.	63,504	594,398
Lundin Gold, Inc.	45,463	983,247
New Gold, Inc. (b)	91,952	266,518
NGEx Minerals Ltd. (b)	57,579	475,124
Osisko Gold Royalties Ltd. (OR CN) (a)	65,875	1,220,133
Osisko Mining, Inc. (b)	55,503	199,859
Skeena Resources Ltd. (b)	70,230	596,653
Snowline Gold Corp. (b)	79,301	330,115
StorageVault Canada, Inc. (a)	101,771	389,039
Suncor Energy, Inc. (SU CN)	40,950	1,511,497
Teck Resources Ltd. Class B	51,084	2,668,628
Wesdome Gold Mines Ltd. (b)	79,664	747,485
West Fraser Timber Co. Ltd. (WFG (CN) (a)	9,628	938,062
		34,636,269
Chile — 0.2%
Antofagasta PLC	25,348	684,498
China — 0.5%
CMOC Group Ltd. Class H	522,000	514,043
Zijin Mining Group Co. Ltd. Class H	558,000	1,255,541
		1,769,584
Egypt — 0.2%
Centamin PLC	254,535	500,299
France — 1.4%
Air Liquide SA	6,867	1,326,260
Gecina SA	4,397	506,558
TotalEnergies SE (a)	42,745	2,770,528
		4,603,346

The accompanying notes are an integral part of the financial statements.
53

MassMutual Select T. Rowe Price Real Assets Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Germany — 0.5%
BASF SE	7,172	$ 379,556
LEG Immobilien SE	12,434	1,296,720
		1,676,276
Ghana — 0.1%
Kosmos Energy Ltd. (b)	100,509	405,051
Hong Kong — 0.5%
Kerry Properties Ltd.	122,500	260,890
Sun Hung Kai Properties Ltd.	127,500	1,384,606
		1,645,496
India — 0.6%
Hindalco Industries Ltd.	44,927	406,064
JSW Steel Ltd.	29,270	360,778
Nexus Select Trust	232,553	402,327
Tata Steel Ltd.	350,637	705,480
		1,874,649
Indonesia — 0.1%
Amman Mineral Internasional PT (b)	261,929	160,663
Japan — 2.5%
ARE Holdings, Inc.	4,800	60,790
Comforia Residential REIT, Inc.	274	618,308
Invincible Investment Corp.	1,483	641,535
Japan Metropolitan Fund Invest	438	294,692
Mitsubishi Estate Co. Ltd.	83,000	1,310,353
Mitsubishi Logistics Corp.	7,300	266,053
Mitsui Fudosan Co. Ltd.	149,000	1,395,732
Mitsui Fudosan Logistics Park, Inc.	89	263,141
Nippon Steel Corp. (a)	56,900	1,270,487
Open House Group Co. Ltd. (a)	7,300	275,429
Shin-Etsu Chemical Co. Ltd.	31,100	1,300,821
SUMCO Corp. (a)	21,000	226,931
		7,924,272
Kazakhstan — 0.2%
NAC Kazatomprom JSC GDR (c)	20,960	765,735
Luxembourg — 0.3%
ArcelorMittal SA	30,964	812,621
Mexico — 0.9%
Grupo Mexico SAB de CV Series B	201,707	1,126,855
Industrias Penoles SAB de CV (a) (b)	30,832	408,692
Southern Copper Corp.	10,410	1,204,125
		2,739,672

	Number of Shares	Value
Norway — 0.4%
Equinor ASA	34,203	$ 866,839
Norsk Hydro ASA	67,599	439,336
		1,306,175
Portugal — 0.3%
Galp Energia SGPS SA	56,287	1,056,864
Republic of Korea — 0.2%
POSCO Holdings, Inc.	1,975	584,096
Russia — 0.0%
Alrosa PJSC (b) (d) (e)	688,100	—
Polyus PJSC (b) (d) (e)	2,282	—
		—
Saudi Arabia — 0.2%
Saudi Arabian Mining Co. (b)	43,024	560,913
Singapore — 0.6%
CapitaLand Integrated Commercial Trust	612,606	1,011,862
Digital Core REIT Management Pte. Ltd.	414,300	254,462
Mapletree Industrial Trust	300,900	569,580
		1,835,904
South Africa — 2.5%
Anglo American Platinum Ltd.	11,153	400,728
Anglo American PLC	115,660	3,759,072
Gold Fields Ltd.	70,774	1,093,123
Harmony Gold Mining Co. Ltd.	46,046	471,995
Impala Platinum Holdings Ltd. (a) (b)	209,091	1,172,154
Northam Platinum Holdings Ltd. (a)	124,409	785,280
Sibanye Stillwater Ltd. (b)	402,108	412,614
		8,094,966
Spain — 0.2%
Cellnex Telecom SA (c)	17,349	702,928
Thailand — 0.1%
WHA Corp. PCL	2,081,700	353,129
United Kingdom — 2.0%
Anglogold Ashanti PLC (ANG SJ)	28,470	754,852
Anglogold Ashanti PLC (AU US)	19,836	528,233
Big Yellow Group PLC	26,730	454,061
Derwent London PLC	14,394	462,285
Persimmon PLC	36,717	806,238
Segro PLC	116,287	1,361,069
TechnipFMC PLC	46,627	1,223,026

The accompanying notes are an integral part of the financial statements.
54

MassMutual Select T. Rowe Price Real Assets Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
UNITE Group PLC	42,322	$ 532,493
Yellow Cake PLC (b) (c)	33,592	251,769
		6,374,026
United States — 58.7%
Acadia Realty Trust	90,117	2,115,947
Agree Realty Corp.	4,358	328,288
Alcoa Corp.	23,436	904,161
Alexandria Real Estate Equities, Inc.	4,580	543,875
Ameren Corp.	3,861	337,683
American Homes 4 Rent Class A	70,247	2,696,782
American Tower Corp.	22,281	5,181,669
Apple Hospitality REIT, Inc.	67,073	996,034
Atlas Energy Solutions, Inc. (a)	20,474	446,333
AvalonBay Communities, Inc.	17,753	3,998,863
Baker Hughes Co.	30,655	1,108,178
Ball Corp.	11,347	770,575
BP PLC Sponsored ADR	27,635	867,463
Broadstone Net Lease, Inc.	7,179	136,042
Camden Property Trust	9,777	1,207,753
CBRE Group, Inc. Class A (b)	3,175	395,224
CF Industries Holdings, Inc.	9,619	825,310
Chesapeake Energy Corp. (a)	9,607	790,176
Chevron Corp.	15,752	2,319,797
Cleveland-Cliffs, Inc. (b)	30,124	384,683
Commercial Metals Co.	6,981	383,676
ConocoPhillips	36,475	3,840,088
Crown Castle, Inc.	9,906	1,175,149
CSX Corp.	8,736	301,654
CubeSmart	54,764	2,947,946
Diamondback Energy, Inc.	9,201	1,586,252
Dominion Energy, Inc.	6,782	391,932
Douglas Emmett, Inc.	42,269	742,666
EastGroup Properties, Inc.	9,732	1,818,132
Entegris, Inc.	3,683	414,448
EOG Resources, Inc.	17,866	2,196,267
EPR Properties	2,767	135,694
EQT Corp.	33,225	1,217,364
Equinix, Inc.	10,186	9,041,399
Equity LifeStyle Properties, Inc.	39,105	2,789,751
Equity Residential	45,735	3,405,428
Essential Properties Realty Trust, Inc.	8,444	288,363
Essex Property Trust, Inc.	12,899	3,810,623
Expro Group Holdings NV (b)	24,071	413,299
Extra Space Storage, Inc.	4,197	756,257
Exxon Mobil Corp.	48,504	5,685,639
Federal Realty Investment Trust	2,066	237,528
FirstEnergy Corp.	9,872	437,823

	Number of Shares	Value
Freeport-McMoRan, Inc.	118,416	$ 5,911,327
Gaming & Leisure Properties, Inc.	51,041	2,626,059
GE Vernova, Inc. (b)	4,003	1,020,685
Halliburton Co.	21,364	620,624
HB Fuller Co.	6,423	509,858
Hess Corp.	3,559	483,312
Hilton Worldwide Holdings, Inc.	4,978	1,147,429
Host Hotels & Resorts, Inc.	7,130	125,488
Hubbell, Inc.	1,334	571,419
Huntsman Corp.	20,122	486,952
International Flavors & Fragrances, Inc.	7,355	771,760
International Paper Co.	10,623	518,934
Ivanhoe Electric, Inc. (b)	31,944	270,246
Kilroy Realty Corp.	30,134	1,166,186
Kimco Realty Corp.	32,761	760,710
Kinder Morgan, Inc.	19,900	439,591
Kodiak Gas Services, Inc.	11,113	322,277
Linde PLC (LIN US)	6,422	3,062,395
Lineage, Inc.	7,590	594,904
Louisiana-Pacific Corp.	7,988	858,391
Marathon Petroleum Corp.	12,654	2,061,463
Marriott International, Inc. Class A	1,343	333,870
Mosaic Co.	15,717	420,901
MP Materials Corp. (a) (b)	37,815	667,435
Newmont Corp. (NEM AU)	28,667	1,530,339
Newmont Corp. (NEM US)	42,173	2,254,147
NextEra Energy, Inc.	12,512	1,057,639
NNN REIT, Inc.	9,302	451,054
Noble Corp. PLC	13,577	490,673
Norfolk Southern Corp.	1,133	281,551
Nucor Corp.	23,025	3,461,579
Packaging Corp. of America	4,288	923,635
Pebblebrook Hotel Trust	25,035	331,213
Permian Resources Corp.	42,513	578,602
PG&E Corp.	22,501	444,845
Phillips 66	4,857	638,453
Prologis, Inc.	68,066	8,595,375
Public Storage	19,627	7,141,677
Quanta Services, Inc.	1,938	577,815
Range Resources Corp.	28,926	889,764
Rayonier, Inc.	24,779	797,388
Realty Income Corp.	35,881	2,275,573
Regency Centers Corp.	57,834	4,177,350
Reliance, Inc.	8,156	2,358,797
Rexford Industrial Realty, Inc.	73,866	3,716,198
Royal Gold, Inc.	4,070	571,021
RPM International, Inc.	5,575	674,575

The accompanying notes are an integral part of the financial statements.
55

MassMutual Select T. Rowe Price Real Assets Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
SBA Communications Corp.	7,577	$1,823,784
Schlumberger NV	43,563	1,827,468
Schneider Electric SE	2,087	552,141
Shell PLC	93,317	3,041,472
Sherwin-Williams Co.	4,068	1,552,634
Simon Property Group, Inc.	29,413	4,971,385
SL Green Realty Corp.	1,471	102,396
Southern Co.	7,136	643,525
Southwestern Energy Co. (b)	128,933	916,714
Stanley Black & Decker, Inc.	5,433	598,336
Steel Dynamics, Inc.	30,069	3,791,100
Sun Communities, Inc.	19,275	2,605,016
Targa Resources Corp.	11,693	1,730,681
Tenaris SA ADR	14,622	464,833
Terreno Realty Corp.	39,915	2,667,519
Union Pacific Corp.	1,275	314,262
Uranium Energy Corp. (b)	65,929	409,419
Valero Energy Corp.	12,001	1,620,495
Ventas, Inc.	55,999	3,591,216
VICI Properties, Inc.	47,039	1,566,869
Viper Energy, Inc.	11,584	522,554
Vornado Realty Trust	22,937	903,718
Vulcan Materials Co.	3,049	763,561
Warrior Met Coal, Inc.	9,688	619,063
Weatherford International PLC	5,869	498,395
Welltower, Inc.	43,681	5,592,478
Weyerhaeuser Co.	39,560	1,339,502
Williams Cos., Inc.	49,181	2,245,113
WP Carey, Inc.	10,787	672,030
		188,291,372
Vietnam — 0.6%
Hoa Phat Group JSC (b)	1,741,730	1,870,963
Zambia — 0.2%
First Quantum Minerals Ltd.	46,906	639,541
TOTAL COMMON STOCK (Cost $273,184,169)		307,671,328
Preferred Stock — 0.8%
United States — 0.8%
Jetti Holdings, Inc., Series C, (Acquired 5/24/21-6/30/21, Cost $130,426) (b) (d) (e) (f)	2,253	299,406
KoBold Metals, Inc., Series B-1, (Acquired 1/10/22, Cost $670,800) (b) (d) (e) (f)	24,472	2,078,962

	Number of Shares	Value
Lilac Solutions, Inc., Series B, (Acquired 9/08/21, Cost $329,342) (b) (d) (e) (f)	25,087	$ 246,103
		2,624,471
TOTAL PREFERRED STOCK (Cost $1,130,568)		2,624,471
TOTAL EQUITIES (Cost $274,314,737)		310,295,799
Exchange-Traded Funds — 1.5%
United States — 1.5%
Global X Copper Miners ETF	40,377	1,908,621
Global X U.S. Infrastructure Development ETF	40,189	1,654,179
SPDR S&P Oil & Gas Exploration & Production ETF (a)	5,189	682,457
VanEck Oil Services ETF (a)	2,129	604,195
		4,849,452
TOTAL EXCHANGE-TRADED FUNDS (Cost $4,551,997)		4,849,452
TOTAL PURCHASED OPTIONS (#) — 0.0% (Cost $157,290)		121,843
Mutual Funds — 0.1%
Canada — 0.1%
Sprott Physical Uranium Trust (b)	12,900	249,807
TOTAL MUTUAL FUNDS (Cost $295,756)		249,807
TOTAL LONG-TERM INVESTMENTS (Cost $279,319,780)		315,516,901
Short-Term Investments — 2.4%
Investment of Cash Collateral from Securities Loaned — 1.6%
State Street Navigator Securities Lending Government Money Market Portfolio (g)	5,260,798	5,260,798
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund	1,338	1,338

The accompanying notes are an integral part of the financial statements.
56

MassMutual Select T. Rowe Price Real Assets Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Bill — 0.8%
U.S. Treasury Bills 5.243% 11/29/24 (a) (h) (i)	$2,467,000	$2,447,997
TOTAL SHORT-TERM INVESTMENTS (Cost $7,708,831)		7,710,133
TOTAL INVESTMENTS — 100.8% (Cost $287,028,611) (j)		323,227,034
Other Assets/ (Liabilities) — (0.8)%		(2,658,874)
NET ASSETS — 100.0%		$320,568,160

Abbreviation Legend

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)
Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2024, was $27,321,840 or 8.52% of net assets. The Fund received $23,611,571 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(b)	Non-income producing security.
(c)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At September 30, 2024, the aggregate market value of these securities amounted to $1,720,432 or 0.54% of net assets.

(d)	Investment is valued using significant unobservable inputs.
(e)
This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At September 30, 2024, these securities amounted to a value of $2,624,471 or 0.82% of net assets.

(f)
Restricted security. Certain securities are restricted to resale. At September 30, 2024, these securities amounted to a value of $2,624,471 or 0.82% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(g)	Represents investment of security lending cash collateral. (Note 2).
(h)	All or a portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(i)	The rate shown represents yield-to-maturity.
(j)	See Note 6 for aggregate cost for federal tax purposes.
Sector weightings, as a percentage of net assets, is as follows:

Real Estate	38.7%
Materials	37.0%
Energy	17.2%
Industrials	1.6%
Exchange-Traded Funds	1.5%
Utilities	1.0%
Consumer Discretionary	0.8%
Communication Services	0.3%
Information Technology	0.2%
Mutual Funds	0.1%
Purchased Options	0.0%
Total Long-Term Investments	98.4%
Short-Term Investments and Other Assets and Liabilities	1.6%
Net Assets	100.0%

(#) OTC Options Purchased

Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Put
Nasdaq 100 Index	Wells Fargo Bank N.A.*	12/20/24	17,975.00	6	USD	10,785,000	$121,843	$157,290	$(35,447)

The accompanying notes are an integral part of the financial statements.
57

MassMutual Select T. Rowe Price Real Assets Fund — Portfolio of Investments (Continued)
Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.*	10/15/24	GBP	1,813,000	USD	2,406,366	$17,513
Barclays Bank PLC*	10/02/24	BRL	6,464,663	USD	1,161,351	25,327
Barclays Bank PLC*	10/02/24	USD	1,186,590	BRL	6,464,663	(88)
Barclays Bank PLC*	10/15/24	INR	264,251,921	USD	3,142,579	9,065
Barclays Bank PLC*	10/15/24	NOK	21,524,000	USD	1,991,422	48,474
Barclays Bank PLC*	10/15/24	TRY	141,510,611	USD	4,016,075	67,844
Barclays Bank PLC*	10/15/24	USD	1,134,916	CNH	8,059,000	(15,752)
BNP Paribas SA*	10/15/24	KRW	2,121,156,000	USD	1,596,222	27,039
BNP Paribas SA*	10/15/24	EUR	2,153,000	USD	2,401,470	(3,597)
Citibank N.A.*	10/15/24	AUD	1,169,775	USD	797,265	11,627
Citibank N.A.*	10/15/24	MXN	30,340,000	USD	1,570,328	(32,315)
Citibank N.A.*	10/15/24	KRW	2,103,064,000	USD	1,583,361	26,055
Deutsche Bank AG*	10/02/24	BRL	45,395,989	USD	8,306,522	26,534
Deutsche Bank AG*	10/02/24	USD	8,238,754	BRL	45,395,989	(94,302)
Deutsche Bank AG*	10/15/24	PLN	8,467,700	USD	2,182,931	16,462
Deutsche Bank AG*	10/15/24	EUR	1,420,000	USD	1,568,923	12,581
Deutsche Bank AG*	10/15/24	CAD	2,144,000	USD	1,580,675	5,103
Deutsche Bank AG*	10/15/24	NOK	21,907,000	USD	2,090,682	(14,488)
Deutsche Bank AG*	11/04/24	BRL	25,930,326	USD	4,649,308	93,062
Goldman Sachs International*	10/15/24	IDR	8,391,619,000	USD	544,592	9,372
Goldman Sachs International*	10/15/24	INR	66,311,000	USD	792,947	(2,078)
HSBC Bank USA*	10/15/24	AUD	4,345,400	USD	2,892,594	112,222
HSBC Bank USA*	10/15/24	CAD	1,080,000	USD	796,627	2,179
HSBC Bank USA*	10/15/24	CNH	24,903,400	USD	3,563,738	(8,017)
HSBC Bank USA*	10/15/24	USD	2,057,770	SEK	20,916,000	(3,012)
HSBC Bank USA*	11/15/24	USD	3,572,839	CNH	24,903,400	8,089
UBS AG*	10/15/24	MXN	44,914,600	USD	2,243,206	33,631
Wells Fargo Bank N.A.*	10/15/24	USD	2,386,596	CNH	16,844,400	(18,457)
Wells Fargo Bank N.A.*	10/15/24	GBP	1,219,132	USD	1,596,200	33,711
Wells Fargo Bank N.A.*	10/15/24	USD	2,079,206	SEK	21,533,400	(42,406)
						$351,378

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
KOSPI 200 Index	12/12/24	24	$1,566,801	$29,438
Topix Index	12/12/24	20	3,542,037	142,082
E-Mini Russell 2000	12/20/24	26	2,950,093	(26,133)
Xak Technology	12/20/24	12	2,688,631	70,769
Xav Health Care	12/20/24	5	796,494	(10,994)
				$205,162

The accompanying notes are an integral part of the financial statements.
58

MassMutual Select T. Rowe Price Real Assets Fund — Portfolio of Investments (Continued)

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Short
S&P TSX 60 Index	12/19/24	12	$(2,526,375)	$(36,796)
U.S. Treasury Long Bond	12/19/24	55	(6,962,957)	132,644
E-Mini S&P Real Estate Index	12/20/24	21	(1,166,802)	7,077
MSCI EAFE Index	12/20/24	10	(1,219,280)	(24,620)
MSCI Emerging Market Index	12/20/24	41	(2,256,062)	(147,973)
MSCI World Index	12/20/24	8	(923,028)	(24,812)
				$(94,480)

OTC Total Return Swaps

Paid by the Fund				Received by the Fund
Rate/Reference	No. of Contracts/ Notional		Frequency	Rate/ Reference	No. of Contracts/ Notional		Frequency	Counterparty	Termination Date	Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
1 Day-SOFR+30BP	USD	95,555	Monthly	VanEck Vietnam ETF+30BP		7,826	Monthly	Bank of America N.A.*	1/16/26	$4,461	$ —	$4,461
1 Day-SOFR+30BP	USD	333,338	Monthly	iShares Semiconductor ETF+30BP		1,516	Monthly	Bank of America N.A.*	1/16/26	16,236	—	16,236
1 Day-SOFR+30BP	USD	321,727	Monthly	iShares MSCI ACWI ETF+30BP		2,759	Monthly	Bank of America N.A.*	1/16/26	8,111	—	8,111
1 Day-SOFR	USD	178,119	Monthly	NYSE Semiconductor Index		129	Monthly	Goldman Sachs International*	1/16/26	9,104	—	9,104
1 Day-SOFR	USD	1,041,631	Monthly	Dow Jones U.S. Select Home Construction Index		34	Monthly	Goldman Sachs International*	1/16/26	1,312	—	1,312
1 Day-SOFR	USD	1,921,435	Monthly	S&P Homebuilders Select Industry Index		119	Monthly	Goldman Sachs International*	1/16/26	414	—	414
iShares MSCI India ETF -25BP		5,638	Monthly	1 Day-SOFR -25BP	USD	327,737	Monthly	JP Morgan Chase Bank N.A.*	1/16/26	(2,255)	—	(2,255)
iShares MSCI ACWI ex US ETF-20BP		60,671	Monthly	1 Day-SOFR -20BP	USD	3,359,960	Monthly	Morgan Stanley & Co. LLC*	1/16/26	(111,635)	—	(111,635)
1 Day-SOFR+42BP	USD	98,604	Monthly	Xtrackers FTSE Vietnam Swap UCITS ETF+42BP		3,709	Monthly	Morgan Stanley & Co. LLC*	1/16/26	1,113	—	1,113
1 Day-SOFR+40BP	USD	3,391,057	Monthly	Vanguard FTSE All-World ex-US Small Cap Index+40BP		27,592	Monthly	Morgan Stanley & Co. LLC*	1/16/26	84,432	—	84,432
DKK-CIBOR-DKNA13+35BP	DKK	5,639,879	Monthly	OMX Copenhagen 25 NI Index+35BP		5,084	Monthly	Morgan Stanley & Co. LLC*	1/16/26	(32,667)	—	(32,667)
Russell Investments Global Listed Index		222	Monthly	1 Day-SOFR	USD	1,433,729	Monthly	Morgan Stanley & Co. LLC*	1/16/26	6,625	—	6,625

The accompanying notes are an integral part of the financial statements.
59

MassMutual Select T. Rowe Price Real Assets Fund — Portfolio of Investments (Continued)

Paid by the Fund				Received by the Fund
Rate/Reference	No. of Contracts/ Notional		Frequency	Rate/ Reference	No. of Contracts/ Notional		Frequency	Counterparty	Termination Date	Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
DKK-CIBOR-DKNA13+35 BP	DKK	5,639,879	Monthly	OMX Copenhagen 25 NI Index+35BP		5,084	Monthly	Morgan Stanley & Co. LLC*	1/16/26	$(32,667)	$—	$(32,667)
FTSE Nareit All Equity REITs Index		52	Monthly	1 Day-SOFR	USD	1,433,372	Monthly	Morgan Stanley & Co. LLC*	1/16/26	23,016	—	23,016
Russell Investments Global Listed Index		226	Monthly	1 Day-SOFR	USD	1,459,562	Monthly	Morgan Stanley & Co. LLC*	1/16/26	6,745	—	6,745
iShares MSCI India ETF -25BP		5,665	Monthly	1 Day-SOFR -25BP	USD	329,306	Monthly	Morgan Stanley & Co. LLC*	1/16/26	(2,266)	—	(2,266)
FTSE Nareit All Equity REITs Index		53	Monthly	1 Day-SOFR	USD	1,460,937	Monthly	Morgan Stanley & Co. LLC*	1/16/26	23,458	—	23,458
1 Day-SOFR	USD	2,946,495	Monthly	S&P Homebuilders Select Industry Index		189	Monthly	Morgan Stanley & Co. LLC*	1/16/26	98,437	—	98,437
1 Day-SOFR	USD	2,930,905	Monthly	S&P Homebuilders Select Industry Index		188	Monthly	Morgan Stanley & Co. LLC*	1/16/26	97,916	—	97,916
										$199,890	$ —	$199,890

*	Contracts are subject to a master netting agreement or similar agreement.
Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNH	Offshore Chinese Yuan
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
PLN	Polish Zloty
SEK	Swedish Krona
TRY	New Turkish Lira
USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.
60

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments

September 30, 2024

	Number of Shares	Value
Equities — 97.1%
Common Stock — 95.7%
Communication Services — 2.5%
Advantage Solutions, Inc. (a) (b)	56,727	$194,574
Atlanta Braves Holdings, Inc. Class C (a)	2,202	87,640
ESC GCI Liberty, Inc. (a) (c) (d)	29,586	—
Liberty Media Corp-Liberty Formula One Class C (a)	23,358	1,808,610
Liberty Media Corp-Liberty Live Class C (a)	27,070	1,389,503
Madison Square Garden Sports Corp. (a)	165	34,363
Match Group, Inc. (a)	35,116	1,328,790
New York Times Co. Class A	36,923	2,055,503
News Corp. Class A	48,108	1,281,116
News Corp. Class B	12,732	355,859
Reddit, Inc. Class A (a)	13,076	861,970
Roku, Inc. (a)	5,800	433,028
Spotify Technology SA (a)	3,600	1,326,708
Trade Desk, Inc. Class A (a)	40,400	4,429,860
Vimeo, Inc. (a)	48,501	244,930
		15,832,454
Consumer Discretionary — 9.1%
Abercrombie & Fitch Co. Class A (a)	1,280	179,072
Advance Auto Parts, Inc. (b)	36,870	1,437,561
Aramark	28,409	1,100,281
Asbury Automotive Group, Inc. (a)	1,486	354,545
Bath & Body Works, Inc.	69,649	2,223,196
Birkenstock Holding PLC (a)	11,265	555,252
BJ’s Restaurants, Inc. (a)	1,165	37,932
Boot Barn Holdings, Inc. (a)	1,055	176,480
Bright Horizons Family Solutions, Inc. (a)	18,287	2,562,557
Burlington Stores, Inc. (a)	12,325	3,247,391
Caesars Entertainment, Inc. (a)	6,400	267,136
Caleres, Inc.	6,769	223,715
Carvana Co. (a)	4,182	728,128
Cava Group, Inc. (a)	7,335	908,440
Champion Homes, Inc. (a)	9,608	911,319
Chewy, Inc., Class A (a)	3,357	98,327
Compass Group PLC	37,454	1,200,037
Domino’s Pizza, Inc.	7,132	3,067,758
Dorman Products, Inc. (a)	4,579	517,976
DraftKings, Inc. Class A (a)	50,400	1,975,680
Duolingo, Inc. (a)	527	148,625
Dutch Bros, Inc. Class A (a)	14,174	453,993

	Number of Shares	Value
Etsy, Inc. (a)	226	$12,550
Figs, Inc. Class A (a)	60,184	411,659
Five Below, Inc. (a)	19,965	1,763,908
Floor & Decor Holdings, Inc. Class A (a) (b)	13,918	1,728,198
Framebridge Future Contingency Payments (Acquired 5/19/20-11/10/20, Cost $10,553) (a) (c) (d) (e)	10,553	4,960
Group 1 Automotive, Inc.	1,245	476,885
Hilton Worldwide Holdings, Inc.	10,800	2,489,400
Installed Building Products, Inc.	775	190,859
Kontoor Brands, Inc.	1,384	113,184
LCI Industries	1,664	200,579
Lululemon Athletica, Inc. (a)	1,730	469,435
Marriott Vacations Worldwide Corp.	4,473	328,676
Meritage Home Corp.	4,704	964,649
Modine Manufacturing Co. (a)	4,064	539,659
Moncler SpA	10,595	672,717
Monro, Inc.	14,974	432,150
Norwegian Cruise Line Holdings Ltd. (a) (b)	89,880	1,843,439
Ollie’s Bargain Outlet Holdings, Inc. (a)	2,256	219,283
On Holding AG, Class A (a)	11,748	589,162
Oxford Industries, Inc.	597	51,796
Papa John’s International, Inc.	17,000	915,790
Pax Labs, Inc., Class A (Acquired 4/18/19, Cost $218,578) (a) (c) (d) (e)	58,048	23,800
Peloton Interactive, Inc. Class A (a) (b)	69,303	324,338
Planet Fitness, Inc. Class A (a)	17,300	1,405,106
Pool Corp.	382	143,938
PulteGroup, Inc.	5,259	754,824
Puma SE	36,328	1,516,211
Rad Power Bikes, Inc., Class A (Acquired 1/22/21, Cost $69,082) (a) (c) (d) (e)	39,882	7,976
Ralph Lauren Corp.	5,397	1,046,316
Red Rock Resorts, Inc. Class A	5,672	308,784
RH (a)	1,372	458,838
Ross Stores, Inc.	16,100	2,423,211
Savers Value Village, Inc. (a) (b)	19,991	210,305
Shake Shack, Inc. Class A (a)	3,722	384,148
Skechers USA, Inc. Class A (a)	4,302	287,890
Steven Madden Ltd.	11,325	554,812
Strategic Education, Inc.	12,631	1,168,999
Taylor Morrison Home Corp. (a)	2,713	190,615
Tractor Supply Co.	1,664	484,108

The accompanying notes are an integral part of the financial statements.
61

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Ulta Beauty, Inc. (a)	5,722	$2,226,545
United Parks & Resorts, Inc. (a)	863	43,668
Urban Outfitters, Inc. (a)	5,268	201,817
VF Corp. (b)	77,990	1,555,900
Victoria’s Secret & Co. (a)	8,875	228,087
Viking Holdings Ltd. (a)	22,810	795,841
Visteon Corp. (a)	2,200	209,528
Watches of Switzerland Group PLC (a) (f)	9,056	58,012
Wingstop, Inc.	889	369,895
Wyndham Hotels & Resorts, Inc.	6,105	477,045
Xponential Fitness, Inc. Class A (a)	3,770	46,748
Yum! Brands, Inc.	17,176	2,399,659
		57,101,303
Consumer Staples — 3.3%
BellRing Brands, Inc. (a)	14,062	853,845
Boston Beer Co., Inc. Class A (a)	2,312	668,492
Casey’s General Stores, Inc.	4,600	1,728,266
Coca-Cola Consolidated, Inc.	26	34,226
Constellation Brands, Inc. Class A	6,784	1,748,169
Dollar General Corp.	4,137	349,866
Dollar Tree, Inc. (a)	26,677	1,875,927
elf Beauty, Inc. (a)	100	10,903
Farmer’s Business Network, Inc. (Acquired 7/31/20, Cost $48,230) (a) (c) (d) (e)	1,459	5,500
Flowers Foods, Inc.	51,403	1,185,867
Inter Parfums, Inc.	2,987	386,757
Kenvue, Inc.	149,078	3,448,174
Lamb Weston Holdings, Inc.	15,015	972,071
Maplebear, Inc. (a)	11,600	472,584
McCormick & Co., Inc.	8,300	683,090
Nomad Foods Ltd.	22,322	425,457
Olaplex Holdings, Inc. (a)	40,524	95,231
Post Holdings, Inc. (a)	8,291	959,683
Reynolds Consumer Products, Inc.	22,500	699,750
Simply Good Foods Co. (a)	17,784	618,350
TreeHouse Foods, Inc. (a)	21,481	901,772
Tyson Foods, Inc. Class A	30,110	1,793,352
Utz Brands, Inc.	26,493	468,926
		20,386,258
Energy — 5.2%
Advantage Energy Ltd. (a)	29,210	204,100
Antero Resources Corp. (a)	10,745	307,844
Baker Hughes Co.	39,278	1,419,900
Cactus, Inc. Class A	14,804	883,355
ChampionX Corp.	14,111	425,447
Cheniere Energy, Inc.	13,400	2,409,856
Chesapeake Energy Corp. (b)	32,621	2,683,077

	Number of Shares	Value
DT Midstream, Inc. (a)	3,933	$309,370
Enerflex Ltd.	78,141	465,686
EQT Corp.	42,700	1,564,528
Expro Group Holdings NV (a)	46,070	791,022
Gulfport Energy Corp. (a)	1,650	249,727
Kimbell Royalty Partners LP	10,759	173,112
Kinder Morgan, Inc.	55,550	1,227,099
Liberty Energy, Inc.	25,608	488,857
Magnolia Oil & Gas Corp. Class A	41,932	1,023,979
Matador Resources Co.	24,559	1,213,706
PBF Energy, Inc. Class A	5,101	157,876
Permian Resources Corp.	37,708	513,206
Range Resources Corp.	63,594	1,956,151
Sitio Royalties Corp. Class A	4,243	88,424
Southwestern Energy Co. (a)	198,817	1,413,589
Suncor Energy, Inc. (SU US)	36,149	1,334,621
TechnipFMC PLC	267,869	7,026,204
Tidewater, Inc. (a)	8,548	613,661
Viper Energy, Inc.	32,165	1,450,963
Weatherford International PLC	27,381	2,325,195
		32,720,555
Financials — 14.4%
Allstate Corp.	7,519	1,425,978
Annaly Capital Management, Inc. (b)	64,205	1,288,594
Apollo Global Management, Inc.	7,634	953,563
Assurant, Inc.	19,642	3,906,008
Axis Capital Holdings Ltd.	8,500	676,685
Baldwin Insurance Group, Inc., Class A (a)	5,020	249,996
Banc of California, Inc.	54,017	795,670
BankUnited, Inc.	13,446	489,972
Blue Foundry Bancorp (a)	16,291	166,983
Bowhead Specialty Holdings, Inc. (a) (b)	4,499	126,017
Cadence Bank	22,978	731,849
Capitol Federal Financial, Inc.	31,339	183,020
Cathay General Bancorp	6,902	296,441
Cboe Global Markets, Inc.	13,188	2,701,826
Coastal Financial Corp. (a)	5,628	303,856
Columbia Banking System, Inc.	67,600	1,765,036
Columbia Financial, Inc. (a)	7,735	132,036
Corebridge Financial, Inc.	48,912	1,426,274
Corpay, Inc. (a)	16,859	5,272,821
CRB Group, Inc. (Acquired 4/14/22, Cost $73,283) (a) (c) (d) (e)	697	50,888
CrossFirst Bankshares, Inc. (a)	29,731	496,210
Dime Community Bancshares, Inc.	8,460	243,648

The accompanying notes are an integral part of the financial statements.
62

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Dogwood State Bank, (Non-Voting) (Acquired 5/06/19-4/05/24, Cost $61,690) (a) (c) (d) (e)	6,169	$109,561
Dogwood State Bank, (Voting) (Acquired 5/06/19, Cost $26,370) (a) (c) (d) (e)	2,637	46,833
East West Bancorp, Inc.	18,999	1,571,977
Eastern Bankshares, Inc.	50,640	829,990
Encore Capital Group, Inc. (a)	4,957	234,317
Equity Bancshares, Inc. Class A	6,172	252,311
FB Financial Corp.	22,722	1,066,344
Fifth Third Bancorp	48,693	2,086,008
First American Financial Corp.	6,708	442,795
First Bancshares, Inc.	8,645	277,764
Five Star Bancorp	9,728	289,213
FS Bancorp, Inc.	6,124	272,457
Global Payments, Inc.	15,657	1,603,590
Goosehead Insurance, Inc. Class A (a)	8,358	746,369
Grasshopper Bancorp, Inc. (Acquired 5/02/19, Cost $83,390) (a) (c) (d) (e)	8,339	37,526
HA Sustainable Infrastructure Capital, Inc.	27,156	936,067
Hamilton Lane, Inc. Class A	4,255	716,499
Hanover Insurance Group, Inc.	11,119	1,646,835
HarborOne Bancorp, Inc.	28,343	367,892
Helix Acquisition Corp. II (a)	3,237	33,827
Home BancShares, Inc.	37,959	1,028,309
Horace Mann Educators Corp.	4,568	159,652
Houlihan Lokey, Inc.	6,798	1,074,220
Intercontinental Exchange, Inc.	10,400	1,670,656
James River Group Holdings Ltd.	22,115	138,661
John Marshall Bancorp, Inc.	11,012	217,817
Kearny Financial Corp.	19,772	135,834
KeyCorp.	52,281	875,707
KKR & Co., Inc.	2,900	378,682
Live Oak Bancshares, Inc.	34,005	1,610,817
Markel Group, Inc. (a)	430	674,489
MarketAxess Holdings, Inc.	5,675	1,453,935
Morningstar, Inc.	3,875	1,236,590
National Bank Holdings Corp. Class A	14,027	590,537
NerdWallet, Inc. Class A (a)	15,471	196,636
OneMain Holdings, Inc.	16,997	800,049
Open Lending Corp. Class A (a)	71,622	438,327
Origin Bancorp, Inc.	13,649	438,952
Oscar Health, Inc. Class A (a)	58,347	1,237,540
OTC Markets Group, Inc. Class A	3,853	187,063
Pacific Premier Bancorp, Inc.	27,021	679,848

	Number of Shares	Value
PennyMac Financial Services, Inc.	23,038	$2,625,641
PennyMac Mortgage Investment Trust	31,960	455,750
Pinnacle Financial Partners, Inc.	20,260	1,984,872
Ponce Financial Group, Inc. (a)	15,954	186,502
Popular, Inc.	30,649	3,073,175
PRA Group, Inc. (a)	13,665	305,549
Preferred Bank	6,252	501,723
Primerica, Inc.	902	239,165
ProAssurance Corp. (a)	27,812	418,293
Prosperity Bancshares, Inc.	13,529	975,035
Provident Bancorp, Inc. (a)	2,656	28,658
Raymond James Financial, Inc.	11,550	1,414,413
RenaissanceRe Holdings Ltd.	6,705	1,826,442
RLI Corp.	2,976	461,221
Ryan Specialty Holdings, Inc.	10,795	716,680
Selective Insurance Group, Inc.	5,701	531,903
Southern First Bancshares, Inc. (a)	4,578	156,018
SouthState Corp.	18,498	1,797,636
Stash Financial, Inc. (Acquired 1/06/21-1/26/21, Cost $15,690) (a) (c) (d) (e)	487	2,333
StepStone Group, Inc. Class A	26,970	1,532,705
Stifel Financial Corp.	3,323	312,030
StoneX Group, Inc. (a)	2,085	170,720
Synovus Financial Corp.	4,809	213,856
Texas Capital Bancshares, Inc. (a)	17,287	1,235,329
TMX Group Ltd.	29,814	934,464
Toast, Inc., Class A (a) (b)	114,933	3,253,753
Towne Bank	23,547	778,464
TPG, Inc.	7,662	441,025
Tradeweb Markets, Inc. Class A	7,400	915,158
TWFG, Inc. (a)	7,466	202,478
Voya Financial, Inc.	17,707	1,402,749
Walker & Dunlop, Inc.	6,663	756,850
Webster Financial Corp.	39,916	1,860,485
Western Alliance Bancorp	34,308	2,967,299
Western Union Co.	140,314	1,673,946
White Mountains Insurance Group Ltd.	294	498,683
WSFS Financial Corp.	12,945	660,066
		89,986,936
Health Care — 16.4%
10X Genomics, Inc. Class A (a)	10,010	226,026
Acadia Healthcare Co., Inc. (a)	17,600	1,116,016
ACELYRIN, Inc. (a)	54,877	270,544
Agilent Technologies, Inc.	23,100	3,429,888
Agios Pharmaceuticals, Inc. (a)	1,703	75,664
Akero Therapeutics, Inc. (a)	13,260	380,429

The accompanying notes are an integral part of the financial statements.
63

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Alcon, Inc.	17,900	$1,791,253
Align Technology, Inc. (a)	5,700	1,449,624
Alignment Healthcare, Inc. (a)	27,238	321,953
Alkermes PLC (a)	63,444	1,775,798
Alnylam Pharmaceuticals, Inc. (a)	12,878	3,541,836
AnaptysBio, Inc. (a)	1,162	38,927
Apellis Pharmaceuticals, Inc. (a)	9,878	284,881
Applied Therapeutics, Inc. (a)	1,312	11,152
Arcellx, Inc. (a)	5,617	469,076
Argenx SE ADR (a)	4,617	2,502,783
Arrowhead Pharmaceuticals, Inc. (a)	17,832	345,406
Arvinas, Inc. (a)	7,198	177,287
Ascendis Pharma AS ADR (a)	7,379	1,101,758
Autolus Therapeutics PLC ADR (a) (b)	9,351	33,944
Avanos Medical, Inc. (a)	13,470	323,684
Avantor, Inc. (a)	114,800	2,969,876
Avidity Biosciences, Inc. (a)	16,059	737,590
Baxter International, Inc.	53,110	2,016,587
BeiGene Ltd. ADR (a) (b)	506	113,602
Bicara Therapeutics, Inc. (a)	2,112	53,793
Bio-Techne Corp.	21,253	1,698,752
Biogen, Inc. (a)	7,500	1,453,800
Black Diamond Therapeutics, Inc. (a)	51,573	224,342
Blueprint Medicines Corp. (a)	10,684	988,270
Bruker Corp.	38,899	2,686,365
Cabaletta Bio, Inc. (a)	20,339	96,000
Capsule, Corp. (Acquired 4/07/21, Cost $72,342) (a) (c) (d) (e)	4,992	11,382
Cargo Therapeutics, Inc. (a)	2,279	42,048
Celldex Therapeutics, Inc. (a)	11,614	394,760
Centessa Pharmaceuticals PLC ADR (a)	18,532	296,327
Concentra Group Holdings Parent, Inc. (a)	38,303	856,455
The Cooper Cos., Inc. (a)	19,600	2,162,664
Crinetics Pharmaceuticals, Inc. (a)	11,600	592,760
CRISPR Therapeutics AG (a) (b)	8,922	419,156
Cytokinetics, Inc. (a)	38,826	2,050,013
Day One Biopharmaceuticals, Inc. (a) (b)	4,990	69,511
DENTSPLY SIRONA, Inc.	69,278	1,874,663
Disc Medicine, Inc. (a)	1,796	88,255
Doximity, Inc. Class A (a)	13,642	594,382
Dyne Therapeutics, Inc. (a)	3,479	124,966
Elanco Animal Health, Inc. (a)	96,716	1,420,758
Enovis Corp. (a)	18,533	797,846
Ensign Group, Inc.	4,828	694,363
Entrada Therapeutics, Inc. (a)	7,135	114,017

	Number of Shares	Value
Erasca, Inc. (a)	81,728	$223,117
Eurofins Scientific SE (b)	6,747	427,624
Exact Sciences Corp. (a)	11,131	758,244
EyePoint Pharmaceuticals, Inc. (a)	10,692	85,429
Generation Bio Co. (a)	16,354	40,394
Geron Corp. (a)	7,484	33,977
Ginkgo Bioworks, Inc., Earnout Shares 600 (Acquired 9/17/21, Cost $0) (a) (c) (d) (e)	22	—
Ginkgo Bioworks, Inc., Earnout Shares 700 (Acquired 9/17/21, Cost $0) (a) (c) (d) (e)	22	—
Ginkgo Bioworks, Inc., Earnout Shares 800 (Acquired 9/17/21, Cost $0) (a) (c) (d) (e)	22	—
GoodRx Holdings, Inc. Class A (a) (b)	17,726	123,018
Gyroscope Therapeutics, Milestone Payment 1 (Acquired 2/18/22, Cost $31,900) (a) (c) (d) (e)	31,900	—
Gyroscope Therapeutics, Milestone Payment 2 (Acquired 2/18/22, Cost $21,260) (a) (c) (d) (e)	21,260	—
Gyroscope Therapeutics, Milestone Payment 3 (Acquired 2/18/22, Cost $21,260) (a) (c) (d) (e)	21,260	—
Haemonetics Corp. (a)	9,365	752,759
Hologic, Inc. (a)	60,800	4,952,768
Humana, Inc.	1,955	619,227
ICON PLC (a)	3,520	1,011,331
Ideaya Biosciences, Inc. (a)	7,274	230,440
IGM Biosciences, Inc. (a) (b)	6,292	104,070
Immatics NV (a)	40,172	458,362
Immunocore Holdings PLC ADR (a)	30,540	950,710
Immunome, Inc. (a) (b)	28,427	415,603
Immunovant, Inc. (a)	19,162	546,309
Innovage Holding Corp. (a)	30,654	183,924
Insmed, Inc. (a)	25,920	1,892,160
Intra-Cellular Therapies, Inc. (a)	1,001	73,243
Ionis Pharmaceuticals, Inc. (a)	48,701	1,950,962
Iovance Biotherapeutics, Inc. (a)	28,434	266,995
Keros Therapeutics, Inc. (a)	3,253	188,902
Kymera Therapeutics, Inc. (a)	11,478	543,254
Lantheus Holdings, Inc. (a)	5,661	621,295
Legend Biotech Corp. ADR (a)	1,401	68,271
LifeStance Health Group, Inc. (a)	22,919	160,433
Longboard Pharmaceuticals, Inc. (a)	3,239	107,956
Madrigal Pharmaceuticals, Inc. (a) (b)	760	161,287

The accompanying notes are an integral part of the financial statements.
64

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Masimo Corp. (a)	7,027	$936,910
Merus NV (a)	4,632	231,415
Mettler-Toledo International, Inc. (a)	740	1,109,778
Mirum Pharmaceuticals, Inc. (a)	2,714	105,846
Molina Healthcare, Inc. (a)	8,371	2,884,312
Monte Rosa Therapeutics, Inc. (a) (b)	12,441	65,937
MoonLake Immunotherapeutics (a)	2,408	121,411
Multiplan Corp. (a)	1,304	9,964
Natera, Inc. (a)	1,003	127,331
Neogen Corp. (a)	26,064	438,136
NeoGenomics, Inc. (a)	28,806	424,888
Neumora Therapeutics, Inc. (a) (b)	24,865	328,467
Neurocrine Biosciences, Inc. (a)	899	103,583
Nkarta, Inc. (a)	5,145	23,255
Novocure Ltd. (a)	14,115	220,617
Nurix Therapeutics, Inc. (a)	16,331	366,958
Nuvalent, Inc., Class A (a)	1,492	152,632
Pennant Group, Inc. (a)	7,440	265,608
Penumbra, Inc. (a)	2,822	548,343
Phreesia, Inc. (a)	8,892	202,649
Pliant Therapeutics, Inc. (a)	8,903	99,803
Praxis Precision Medicines, Inc. (a)	1,549	89,129
Prelude Therapeutics, Inc. (a) (b)	1,865	3,861
Prime Medicine, Inc. (a) (b)	24,338	94,188
Privia Health Group, Inc. (a)	25,593	466,048
PROCEPT BioRobotics Corp. (a)	3,522	282,183
Progyny, Inc. (a)	15,964	267,557
Prothena Corp. PLC (a)	6,683	111,807
Quidelortho Corp. (a)	31,712	1,446,067
RadNet, Inc. (a)	2,257	156,613
Rapport Therapeutics, Inc. (a)	8,742	179,036
Relay Therapeutics, Inc. (a)	7,552	53,468
Repligen Corp. (a)	5,265	783,537
Replimune Group, Inc. (a)	15,490	169,770
REVOLUTION Medicines, Inc. (a)	6,617	300,081
Rocket Pharmaceuticals, Inc. (a)	3,563	65,809
Sana Biotechnology, Inc. (a) (b)	1,847	7,683
Sarepta Therapeutics, Inc. (a)	5,186	647,679
Sartorius Stedim Biotech	799	167,230
Scholar Rock Holding Corp. (a)	13,852	110,954
Select Medical Holdings Corp.	132,934	4,635,409
Soleno Therapeutics, Inc. (a)	622	31,405
Sotera Health Co. (a)	46,990	784,733
SpringWorks Therapeutics, Inc. (a)	5,212	166,992
Stevanato Group SpA (b)	18,160	363,200

	Number of Shares	Value
Structure Therapeutics, Inc. ADR (a) (b)	5,326	$233,758
Tango Therapeutics, Inc. (a) (b)	24,280	186,956
Teleflex, Inc.	16,540	4,090,673
Tempus AI, Inc., Lockup Shares (Acquired 6/14/24, Cost $145,493) (a) (d) (e)	6,544	370,390
Tenaya Therapeutics, Inc. (a)	9,185	17,727
Terns Pharmaceuticals, Inc. (a)	1,834	15,296
Third Harmonic Bio, Inc. (a)	14,049	190,364
Ultragenyx Pharmaceutical, Inc. (a)	3,318	184,315
Vaxcyte, Inc. (a)	19,638	2,244,034
Veeva Systems, Inc. Class A (a)	21,887	4,593,425
Vera Therapeutics, Inc. (a)	9,267	409,601
Verve Therapeutics, Inc. (a)	13,021	63,022
Viatris, Inc.	92,297	1,071,568
WaVe Life Sciences Ltd. (a)	2,893	23,723
Waystar Holding Corp. (a)	15,950	444,845
West Pharmaceutical Services, Inc.	4,912	1,474,386
Xencor, Inc. (a)	5,720	115,029
Xenon Pharmaceuticals, Inc. (a)	6,344	249,763
Zenas Biopharma, Inc. (a)	1,296	21,928
Zimmer Biomet Holdings, Inc.	29,564	3,191,434
		102,607,815
Industrials — 17.6%
AAON, Inc.	2,839	306,158
AGCO Corp.	14,813	1,449,600
Air Lease Corp.	2,589	117,256
Alamo Group, Inc.	520	93,668
Allegiant Travel Co.	4,372	240,722
AMETEK, Inc.	1,120	192,315
API Group Corp. (a)	63,601	2,100,105
Arcosa, Inc.	8,216	778,548
Atmus Filtration Technologies, Inc.	6,253	234,675
AZZ, Inc.	10,313	851,957
Beacon Roofing Supply, Inc. (a)	14,182	1,225,750
Bombas LLC (Acquired 2/12/21, Cost $183,470) (a) (c) (d) (e)	41,514	108,767
Booz Allen Hamilton Holding Corp.	10,501	1,709,143
Brady Corp. Class A	9,781	749,518
BrightView Holdings, Inc. (a)	35,152	553,292
Broadridge Financial Solutions, Inc.	7,460	1,604,124
BWX Technologies, Inc.	11,417	1,241,028
Cadre Holdings, Inc.	4,089	155,178
Carrier Global Corp.	8,148	655,833
Casella Waste Systems, Inc. Class A (a)	6,511	647,779

The accompanying notes are an integral part of the financial statements.
65

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Clarivate PLC (a) (b)	115,199	$817,913
Conduent, Inc. (a)	27,538	110,978
Crane Co.	4,949	783,328
CSW Industrials, Inc.	793	290,547
Custom Truck One Source, Inc. (a)	16,807	57,984
Dayforce, Inc. (a) (b)	39,300	2,407,125
Douglas Dynamics, Inc.	4,714	130,012
Enerpac Tool Group Corp.	8,677	363,480
Enpro, Inc.	4,567	740,676
Equifax, Inc.	8,000	2,350,880
Esab Corp.	57,613	6,124,838
ESCO Technologies, Inc.	5,191	669,535
Federal Signal Corp.	5,231	488,889
Ferguson Enterprises, Inc.	4,600	913,422
Fortive Corp.	39,133	3,088,768
FTAI Aviation Ltd.	5,136	682,574
FTI Consulting, Inc. (a)	2,115	481,289
GE Vernova, Inc. (a)	1,831	466,868
GMS, Inc. (a)	5,853	530,106
Graco, Inc.	3,720	325,537
Helios Technologies, Inc.	3,403	162,323
Herc Holdings, Inc.	2,526	402,720
Howmet Aerospace, Inc.	3,400	340,850
Hubbell, Inc.	2,429	1,040,462
Huntington Ingalls Industries, Inc.	3,254	860,293
IDEX Corp.	12,545	2,690,903
Ingersoll Rand, Inc.	42,845	4,205,665
ITT, Inc.	1,500	224,265
Janus International Group, Inc. (a)	7,654	77,382
JB Hunt Transport Services, Inc.	14,800	2,550,484
John Bean Technologies Corp.	2,999	295,431
L3Harris Technologies, Inc.	10,197	2,425,560
Landstar System, Inc.	4,746	896,377
Legalzoom.com, Inc. (a)	8,198	52,057
Leidos Holdings, Inc.	1,642	267,646
Leonardo DRS, Inc. (a)	28,642	808,277
Loar Holdings, Inc. (a) (b)	3,177	236,972
Matson, Inc.	2,199	313,621
McGrath RentCorp	3,248	341,949
Mercury Systems, Inc. (a)	3,800	140,600
Middleby Corp. (a)	7,442	1,035,405
Moog, Inc. Class A	2,740	553,535
MSA Safety, Inc.	5,161	915,252
MSC Industrial Direct Co., Inc. Class A	2,568	221,002
Mueller Water Products, Inc. Class A	14,278	309,833
MYR Group, Inc. (a)	2,073	211,923
Norfolk Southern Corp.	8,623	2,142,816
Old Dominion Freight Line, Inc.	7,275	1,445,106

	Number of Shares	Value
Parsons Corp. (a)	12,306	$1,275,886
Paycor HCM, Inc. (a)	40,156	569,814
Paylocity Holding Corp. (a)	24,174	3,987,985
Quanta Services, Inc.	2,300	685,745
RBC Bearings, Inc. (a)	11,191	3,350,362
Rentokil Initial PLC	18,119	88,908
Rush Enterprises, Inc. Class A	12,305	650,073
Saia, Inc. (a)	11,264	4,925,297
Sensata Technologies Holding PLC	31,258	1,120,912
Shyft Group, Inc.	12,723	159,674
Simpson Manufacturing Co., Inc.	576	110,172
SiteOne Landscape Supply, Inc. (a)	20,983	3,166,545
Southwest Airlines Co. (b)	71,523	2,119,226
Spirax Group PLC	1,891	190,553
SPX Technologies, Inc. (a)	5,643	899,833
SS&C Technologies Holdings, Inc.	19,489	1,446,279
Stanley Black & Decker, Inc.	26,048	2,868,666
Sun Country Airlines Holdings, Inc. (a)	9,231	103,480
Tetra Tech, Inc.	12,835	605,299
Textron, Inc.	49,616	4,394,985
Thermon Group Holdings, Inc. (a)	23,234	693,303
Toro Co.	33,610	2,914,995
Transcat, Inc. (a)	902	108,935
TransUnion	10,314	1,079,876
Trex Co., Inc. (a)	830	55,261
UFP Industries, Inc.	5,153	676,125
UL Solutions, Inc. Class A	8,020	395,386
United Rentals, Inc.	1,660	1,344,152
Upwork, Inc. (a)	10,702	111,836
Valmont Industries, Inc.	832	241,238
Veralto Corp.	9,500	1,062,670
Verisk Analytics, Inc.	4,000	1,071,840
Verra Mobility Corp. (a)	42,752	1,188,933
VSE Corp. (b)	6,491	537,000
Waste Connections, Inc.	4,000	715,280
WillScot Holdings Corp. (a)	59,096	2,222,010
Zurn Elkay Water Solutions Corp.	16,030	576,118
		109,723,526
Information Technology — 14.2%
Allegro MicroSystems, Inc. (a)	8,837	205,902
Altair Engineering, Inc. Class A (a)	4,603	439,633
Amphenol Corp. Class A	16,200	1,055,592
Amplitude, Inc. Class A (a)	38,295	343,506
Apiture, Inc. (Acquired 7/01/20-6/30/22, Cost $97,636) (a) (c) (d) (e)	6,130	102,923
Appfolio, Inc. Class A (a)	387	91,100
Atlassian Corp. Class A (a)	5,100	809,931

The accompanying notes are an integral part of the financial statements.
66

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Aurora Innovation, Inc. (a) (b)	113,512	$671,991
Bill Holdings, Inc. (a)	23,569	1,243,500
Braze, Inc. Class A (a)	9,812	317,320
CCC Intelligent Solutions Holdings, Inc. (a)	191,349	2,114,406
Checkr, Inc. (Acquired 6/29/18-12/02/19, Cost $116,452) (a) (c) (d) (e)	15,444	66,718
Coalition, Inc. (Acquired 9/13/21, Cost $4,230) (a) (c) (d) (e)	256	2,017
Cognex Corp.	19,161	776,021
Corning, Inc.	114,141	5,153,466
Crowdstrike Holdings, Inc. Class A (a)	1,162	325,906
CTS Corp.	6,567	317,711
Databricks, Inc. (Acquired 7/24/20-8/28/20, Cost $24,732) (a) (c) (d) (e)	1,545	134,987
Datadog, Inc. Class A (a)	10,157	1,168,664
Descartes Systems Group, Inc. (a)	17,317	1,782,958
Diodes, Inc. (a)	3,481	223,097
DocuSign, Inc. (a)	37,451	2,325,333
DoubleVerify Holdings, Inc. (a)	31,220	525,745
Elastic NV (a)	1,200	92,112
Endava PLC Sponsored ADR (a)	13,838	353,423
Enfusion, Inc. Class A (a)	7,814	74,155
Entegris, Inc.	10,107	1,137,341
Fair Isaac Corp. (a)	1,050	2,040,696
Fortinet, Inc. (a)	43,734	3,391,572
Globant SA (a)	11,443	2,267,316
GoDaddy, Inc. Class A (a)	10,231	1,604,016
Gusto, Inc. (Acquired 8/18/20-11/09/20, Cost $204,799) (a) (c) (d) (e)	15,332	285,022
HubSpot, Inc. (a)	4,072	2,164,675
Insight Enterprises, Inc. (a)	3,437	740,295
Intapp, Inc. (a)	14,305	684,208
JFrog Ltd. (a)	13,576	394,247
Keysight Technologies, Inc. (a)	19,387	3,081,176
Lattice Semiconductor Corp. (a)	67,125	3,562,324
Littelfuse, Inc.	2,775	736,069
MACOM Technology Solutions Holdings, Inc. (a)	12,947	1,440,483
Manhattan Associates, Inc. (a)	335	94,262
Marvell Technology, Inc.	70,955	5,117,275
Microchip Technology, Inc.	51,900	4,167,051
Mirion Technologies, Inc. (a)	103,211	1,142,546
MKS Instruments, Inc.	19,732	2,145,066
Monday.com Ltd. (a)	4,047	1,124,135
MongoDB, Inc. (a)	3,576	966,772

	Number of Shares	Value
Monolithic Power Systems, Inc.	182	$168,259
nCino, Inc. (a)	7,670	242,295
Novanta, Inc. (a)	6,070	1,086,044
NXP Semiconductors NV	3,900	936,039
Onestream, Inc. (a)	15,364	520,840
Onto Innovation, Inc. (a)	2,728	566,224
PAR Technology Corp. (a) (b)	27,977	1,457,042
Power Integrations, Inc.	6,160	394,979
Procore Technologies, Inc. (a)	13,352	824,085
PTC, Inc. (a)	16,148	2,917,298
Pure Storage, Inc. Class A (a)	18,100	909,344
QXO, Inc.	48,958	772,068
Roper Technologies, Inc.	3,573	1,988,160
Samsara, Inc. Class A (a)	27,964	1,345,628
ServiceTitan, Inc. (Acquired 11/09/18-5/04/21, Cost $28,780) (a) (c) (d) (e)	618	48,729
Socure, Inc. (Acquired 12/22/21, Cost $62,185) (a) (c) (d) (e)	3,870	16,099
Tanium, Inc., Class B (Acquired 9/24/20, Cost $30,277) (a) (c) (d) (e)	2,657	13,976
TE Connectivity PLC (a)	13,292	2,006,959
Teledyne Technologies, Inc. (a)	5,935	2,597,512
Themis Solutions, Inc. (Acquired 4/14/21, Cost $108,219) (a) (c) (d) (e)	4,820	167,749
Tyler Technologies, Inc. (a)	4,260	2,486,647
Varonis Systems, Inc. (a)	5,294	299,111
Vertex, Inc. Class A (a)	5,017	193,205
Viavi Solutions, Inc. (a)	62,371	562,586
Vishay Intertechnology, Inc.	13,884	262,546
Vontier Corp.	15,634	527,491
Western Digital Corp. (a)	41,830	2,856,571
Wolfspeed, Inc. (a) (b)	50,837	493,119
Workiva, Inc. (a)	9,527	753,776
Zebra Technologies Corp. Class A (a)	4,152	1,537,569
Zoom Video Communications, Inc. Class A (a)	14,400	1,004,256
		88,960,870
Materials — 4.9%
Avery Dennison Corp.	11,400	2,516,664
Ball Corp.	60,346	4,098,097
Cabot Corp.	3,279	366,494
Carpenter Technology Corp.	1,822	290,755
Constellium SE (a)	81,294	1,321,840
DS Smith PLC	313,147	1,935,675
DuPont de Nemours, Inc.	16,166	1,440,552
Element Solutions, Inc.	44,695	1,213,916

The accompanying notes are an integral part of the financial statements.
67

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
ERO Copper Corp. (ERO CN) (a) (b)	18,971	$422,357
ERO Copper Corp. (ERO US) (a) (b)	5,307	118,187
FMC Corp.	25,084	1,654,039
Franco-Nevada Corp.	11,116	1,380,654
Freeport-McMoRan, Inc.	15,465	772,013
Hawkins, Inc.	272	34,672
HB Fuller Co.	8,472	672,507
Hudbay Minerals, Inc.	8,441	77,573
International Paper Co.	25,474	1,244,405
Louisiana-Pacific Corp.	6,036	648,628
Martin Marietta Materials, Inc.	4,631	2,492,636
Orion SA	12,647	225,243
Osisko Gold Royalties Ltd. (OR CN) (b)	9,150	169,476
Osisko Gold Royalties Ltd. (OR US) (b)	11,300	209,163
Pactiv Evergreen, Inc.	26,392	303,772
Quaker Chemical Corp.	2,116	356,525
Reliance, Inc.	4,775	1,380,978
Royal Gold, Inc.	2,734	383,580
RPM International, Inc.	6,800	822,800
Sealed Air Corp.	27,900	1,012,770
Summit Materials, Inc. Class A (a)	54,968	2,145,401
Warrior Met Coal, Inc.	2,718	173,680
West Fraser Timber Co. Ltd. (WFG (CN) (b)	5,076	494,558
West Fraser Timber Co. Ltd. (WFG US)	602	58,611
		30,438,221
Real Estate — 5.1%
American Assets Trust, Inc.	10,960	292,851
Apartment Investment & Management Co. Class A (a)	130,461	1,179,367
Apple Hospitality REIT, Inc.	33,575	498,589
Colliers International Group, Inc.	3,674	557,750
CoStar Group, Inc. (a)	14,553	1,097,878
CubeSmart	26,882	1,447,058
DigitalBridge Group, Inc.	60,830	859,528
Douglas Emmett, Inc.	17,956	315,487
EastGroup Properties, Inc.	5,981	1,117,370
Empire State Realty Trust, Inc. Class A	10,868	120,417
Equity Residential	24,913	1,855,022
Essential Properties Realty Trust, Inc.	27,828	950,326
FirstService Corp.	6,964	1,270,652
Flagship Communities REIT	11,785	179,014
Healthcare Realty Trust, Inc.	14,813	268,856

	Number of Shares	Value
Highwoods Properties, Inc.	17,915	$600,332
Howard Hughes Holdings, Inc. (a)	2,704	209,371
Independence Realty Trust, Inc.	75,234	1,542,297
Kilroy Realty Corp.	13,205	511,034
Lineage, Inc.	6,639	520,365
The Macerich Co.	24,543	447,664
NETSTREIT Corp. (b)	37,093	613,147
Opendoor Technologies, Inc. (a) (b)	69,201	138,402
Pebblebrook Hotel Trust	38,108	504,169
Rayonier, Inc.	45,406	1,461,165
Regency Centers Corp.	24,705	1,784,442
Rexford Industrial Realty, Inc.	46,458	2,337,302
Ryman Hospitality Properties, Inc.	3,284	352,176
Safehold, Inc.	22,415	587,946
Saul Centers, Inc.	7,543	316,504
St. Joe Co.	6,583	383,855
Sun Communities, Inc.	13,676	1,848,311
Terreno Realty Corp.	23,302	1,557,273
UMH Properties, Inc.	29,517	580,599
Vornado Realty Trust	35,232	1,388,141
Weyerhaeuser Co.	60,253	2,040,167
		31,734,827
Utilities — 3.0%
Ameren Corp.	22,931	2,005,545
Artesian Resources Corp. Class A	5,201	193,373
California Water Service Group	16,880	915,234
CenterPoint Energy, Inc.	44,504	1,309,308
Chesapeake Utilities Corp.	12,373	1,536,355
Constellation Energy Corp.	3,639	946,213
Dominion Energy, Inc.	28,673	1,657,013
FirstEnergy Corp.	54,785	2,429,715
IDACORP, Inc.	9,267	955,335
MGE Energy, Inc.	5,473	500,506
Middlesex Water Co.	7,240	472,338
OGE Energy Corp.	21,538	883,489
ONE Gas, Inc.	12,022	894,677
PG&E Corp.	120,777	2,387,761
Talen Energy Corp. (a)	2,244	399,970
TXNM Energy, Inc.	33,005	1,444,629
		18,931,461
TOTAL COMMON STOCK (Cost $500,504,275)		598,424,226
Preferred Stock — 1.4%
Communication Services — 0.0%
Minted, Inc., Series E (Acquired 10/30/18, Cost $113,257) (a) (c) (d) (e)	8,410	109,751

The accompanying notes are an integral part of the financial statements.
68

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Consumer Discretionary — 0.0%
1661, Inc., Series F (Acquired 5/28/21, Cost $288,836) (a) (c) (d) (e)	49,629	$44,170
Nuro, Inc., Series C (Acquired 10/30/20-3/02/21, Cost $282,254) (a) (c) (d) (e)	21,621	88,430
Nuro, Inc., Series D (Acquired 10/29/21, Cost $252,025) (a) (c) (d) (e)	12,090	49,448
OfferUp, Inc., Series F (Acquired 7/01/20, Cost $9,217) (a) (c) (d) (e)	4,025	3,502
		185,550
Consumer Staples — 0.1%
Epirus, Inc., Series C-2 (Acquired 1/28/21, Cost $324,592) (a) (c) (d) (e)	58,131	283,098
Farmer’s Business Network, Inc., Series E (Acquired 2/11/19, Cost $191,081) (a) (c) (d) (e)	8,198	30,906
Farmer’s Business Network, Inc., Series F (Acquired 7/31/20, Cost $124,028) (a) (c) (d) (e)	3,752	14,145
		328,149
Financials — 0.0%
CRB Group, Inc., Series D (Acquired 1/28/22, Cost $255,280) (a) (c) (d) (e)	2,428	177,268
Stash Financial, Inc., Series F (Acquired 4/24/20, Cost $126,801) (a) (c) (d) (e)	5,060	24,237
Stash Financial, Inc., Series G (Acquired 1/26/21, Cost $174,908) (a) (c) (d) (e)	4,667	22,355
		223,860
Health Care — 0.5%
Capsule, Corp., Series 1 D (Acquired 4/07/21, Cost $72,328) (a) (c) (d) (e)	4,991	11,379
Caris Life Sciences, Inc., Series C (Acquired 8/14/20, Cost $125,312) (a) (c) (d) (e)	45,403	165,267
Caris Life Sciences, Inc., Series D (Acquired 5/11/21, Cost $378,132) (a) (c) (d) (e)	46,683	169,926
CelLink, Inc., Series D (Acquired 1/20/22, Cost $223,836) (a) (c) (d) (e)	10,749	21,283

	Number of Shares	Value
Cleerly, Inc. Series C (Acquired 7/08/22, Cost $200,211) (a) (c) (d) (e)	16,995	$141,398
Color Health, Inc., Series D (Acquired 12/17/20, Cost $43,490) (a) (c) (d) (e)	1,155	20,444
Color Health, Inc., Series D-1 (Acquired 1/13/20, Cost $56,632) (a) (c) (d) (e)	2,655	31,833
Color Health, Inc., Series E (Acquired 10/26/21, Cost $15,095) (a) (c) (d) (e)	151	5,966
DTX Company, Series A-1 (Acquired 2/04/22, Cost $31,212) (a) (c) (d) (e)	17,154	15,309
Eikon Therapeutics, Inc., Series B (Acquired 12/03/21, Cost $89,186) (a) (c) (d) (e)	5,042	108,398
Genesis Therapeutics, Inc., Series A (Acquired 11/24/20, Cost $25,262) (a) (c) (d) (e)	4,946	25,262
Honor Technology, Inc., Series D (Acquired 10/16/20, Cost $225,290) (a) (c) (d) (e)	93,556	159,981
Honor Technology, Inc., Series E (Acquired 9/29/21, Cost $116,646) (a) (c) (d) (e)	36,897	63,094
Inscripta, Inc., Series E (Acquired 3/30/21, Cost $148,812) (a) (c) (d) (e)	16,853	31,515
Insitro, Inc., Series B (Acquired 5/21/20, Cost $34,456) (a) (c) (d) (e)	5,530	101,150
Insitro, Inc., Series C (Acquired 4/07/21, Cost $62,208) (a) (c) (d) (e)	3,401	62,208
Kardium, Inc., Series D-5 (Acquired 11/29/18, Cost $29,906) (a) (c) (d) (e)	30,866	26,236
Kardium, Inc., Series D-6 (Acquired 1/08/21, Cost $145,349) (a) (c) (d) (e)	143,083	121,621
National Resilience, Inc., Series B (Acquired 10/23/20, Cost $263,720) (a) (c) (d) (e)	19,306	897,150
National Resilience, Inc., Series C (Acquired 6/09/21, Cost $315,045) (a) (c) (d) (e)	7,094	329,658
Ring Therapeutics, Inc., Series B (Acquired 4/12/21, Cost $50,885) (a) (c) (d) (e)	5,531	25,443

The accompanying notes are an integral part of the financial statements.
69

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Sail Biomedicines, Inc., Series B (Acquired 7/28/21, Cost $109,340) (a) (c) (d) (e)	3,905	$8,591
Sartorius AG 0.295%	2,083	583,809
Tessera Therapeutics, Inc., Series C (Acquired 2/25/22, Cost $34,499) (a) (c) (d) (e)	1,687	34,499
Treeline Biosciences, Inc., Series A (Acquired 4/09/21, Cost $40,640) (a) (c) (d) (e)	5,192	44,705
		3,206,125
Industrials — 0.1%
ABL Space Systems Co., Series B (Acquired 3/24/21, Cost $328,985) (a) (c) (d) (e)	7,305	100,955
Haul Hub, Inc., Series B (Acquired 2/14/20-3/03/21, Cost $108,854) (a) (c) (d) (e)	7,466	33,373
Haul Hub, Inc., Series C (Acquired 4/14/22, Cost $43,061) (a) (c) (d) (e)	2,282	10,201
Sila Nanotechnologies, Inc., Series F (Acquired 1/07/21, Cost $505,509) (a) (c) (d) (e)	12,248	239,495
		384,024
Information Technology — 0.5%
Checkr, Inc., Series C (Acquired 4/10/18, Cost $106,628) (a) (c) (d) (e)	23,433	101,231
Checkr, Inc., Series D (Acquired 9/06/19, Cost $308,786) (a) (c) (d) (e)	30,627	132,309
Coalition, Inc., Series E (Acquired 9/07/21, Cost $253,711) (a) (c) (d) (e)	15,355	120,997
Databricks, Inc., Series F (Acquired 10/22/19, Cost $104,923) (a) (c) (d) (e)	7,329	640,335
Databricks, Inc., Series G (Acquired 2/01/21, Cost $50,195) (a) (c) (d) (e)	849	74,177
Databricks, Inc., Series H (Acquired 8/31/21, Cost $114,856) (a) (c) (d) (e)	1,563	136,559
Flexe, Inc., Series C (Acquired 11/18/20, Cost $134,849) (a) (c) (d) (e)	11,083	70,488
Flexe, Inc., Series D (Acquired 4/07/22, Cost $73,849) (a) (c) (d) (e)	3,621	23,030

	Number of Shares	Value
Gusto, Inc., Series B (Acquired 8/18/20, Cost $49,238) (a) (c) (d) (e)	3,644	$67,742
Gusto, Inc., Series B-2 (Acquired 8/18/20, Cost $91,936) (a) (c) (d) (e)	6,804	126,486
Gusto, Inc., Series C (Acquired 7/16/18, Cost $84,209) (a) (c) (d) (e)	11,076	205,903
Gusto, Inc., Series D (Acquired 7/16/19, Cost $187,638) (a) (c) (d) (e)	14,095	262,026
SecurityScorecard, Inc., Series E (Acquired 3/05/21, Cost $262,495) (a) (c) (d) (e)	51,969	273,877
Seismic Software, Inc., Series E (Acquired 12/13/18, Cost $117,981) (a) (c) (d) (e)	18,715	106,488
Seismic Software, Inc., Series F (Acquired 9/25/20, Cost $18,592) (a) (c) (d) (e)	2,115	12,034
ServiceTitan, Inc., Series A-1 (Acquired 11/09/18, Cost $263) (a) (c) (d) (e)	10	789
ServiceTitan, Inc., Series D (Acquired 11/09/18, Cost $124,743) (a) (c) (d) (e)	4,744	374,064
ServiceTitan, Inc., Series E (Acquired 4/23/20, Cost $7,435) (a) (c) (d) (e)	220	17,347
ServiceTitan, Inc., Series F (Acquired 3/25/21, Cost $25,650) (a) (c) (d) (e)	239	18,845
Socure, Inc., Series A (Acquired 12/22/21, Cost $75,555) (a) (c) (d) (e)	4,702	19,560
Socure, Inc., Series A-1 (Acquired 12/22/21, Cost $62,025) (a) (c) (d) (e)	3,860	16,058
Socure, Inc., Series B (Acquired 12/22/21, Cost $1,109) (a) (c) (d) (e)	69	287
Socure, Inc., Series E (Acquired 10/27/21, Cost $143,750) (a) (c) (d) (e)	8,946	37,215
Themis Solutions, Inc., Series AA (Acquired 4/14/21, Cost $24,473) (a) (c) (d) (e)	1,090	37,935
Themis Solutions, Inc., Series AB (Acquired 4/14/21, Cost $2,694) (a) (c) (d) (e)	120	4,176

The accompanying notes are an integral part of the financial statements.
70

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Themis Solutions, Inc., Series B (Acquired 4/14/21, Cost $2,694) (a) (c) (d) (e)	120	$4,176
Themis Solutions, Inc., Series E (Acquired 4/14/21, Cost $87,002) (a) (c) (d) (e)	3,875	134,860
		3,018,994
Materials — 0.2%
KoBold Metals, Inc., Series B-1 (Acquired 1/10/22, Cost $244,807) (a) (c) (d) (e)	8,931	758,713
Redwood Materials, Inc., Series C (Acquired 5/28/21, Cost $214,074) (a) (c) (d) (e)	4,516	232,664
		991,377
Real Estate — 0.0%
Evolve Vacation Rental Network, Inc., Series 8 (Acquired 3/29/18-6/15/18, Cost $44,816) (a) (c) (d) (e)	5,266	84,941
Evolve Vacation Rental Network, Inc., Series 9 (Acquired 5/29/20, Cost $20,111) (a) (c) (d) (e)	3,470	55,971
		140,912
TOTAL PREFERRED STOCK (Cost $9,703,231)		8,588,742
TOTAL EQUITIES (Cost $510,207,506)		607,012,968

	Principal Amount
Bonds & Notes — 0.1%
Corporate Debt — 0.1%
Semiconductors — 0.1%
Wolfspeed, Inc.
Convertible, 0.250% 2/15/28	$191,000	75,063
1.875% 12/01/29	980,000	364,560
		439,623
TOTAL CORPORATE DEBT (Cost $644,844)		439,623
TOTAL BONDS & NOTES (Cost $644,844)		439,623

	Number of Shares	Value
Rights — 0.0%
Health Care — 0.0%
AstraZeneca PLC, CVR (a) (c) (d)	16,791	$—
TOTAL RIGHTS (Cost $5,205)		—
Warrants — 0.0%
Communication Services — 0.0%
Advantage Solutions, Inc., Expires 10/28/25, Strike 11.5 (a)	3,668	114
Financials — 0.0%
Grasshopper Bancorp, Inc. (Acquired 10/15/18, Cost $0) (a) (c) (d) (e)	1,432	974
Health Care — 0.0%
REVOLUTION Medicines, Inc. (a)	1,166	163
TOTAL WARRANTS (Cost $6,869)		1,251
TOTAL LONG-TERM INVESTMENTS (Cost $510,864,424)		607,453,842
Short-Term Investments — 2.2%
Investment of Cash Collateral from Securities Loaned — 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio (g)	2,206,088	2,206,088
Mutual Fund — 1.7%
T. Rowe Price Government Reserve Investment Fund	10,426,248	10,426,248

	Principal Amount
Repurchase Agreement — 0.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/24, 1.520%, due 10/01/24 (h)	$1,000,101	1,000,101
TOTAL SHORT-TERM INVESTMENTS (Cost $13,632,437)		13,632,437
TOTAL INVESTMENTS — 99.4% (Cost $524,496,861) (i)		621,086,279
Other Assets/(Liabilities) — 0.6%		3,941,653
NET ASSETS — 100.0%		$625,027,932

The accompanying notes are an integral part of the financial statements.
71

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)
Abbreviation Legend

ADR	American Depositary Receipt
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2024, was $20,238,644 or 3.24% of net assets. The Fund received $18,606,837 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Investment is valued using significant unobservable inputs.
(d)
This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At September 30, 2024, these securities amounted to a value of $9,624,043 or 1.54% of net assets.

(e)
Restricted security. Certain securities are restricted to resale. At September 30, 2024, these securities amounted to a value of $9,624,043 or 1.54% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(f)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At September 30, 2024, the aggregate market value of these securities amounted to $58,012 or 0.01% of net assets.

(g)	Represents investment of security lending cash collateral. (Note 2).
(h)
Maturity value of $1,000,143. Collateralized by U.S. Government Agency obligations with a rate of 4.875%, maturity date of 4/30/26, and an aggregate market value, including accrued interest, of $1,020,200.

(i)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
72

MassMutual Funds

Statements of Assets and Liabilities
September 30, 2024

	MM Equity Asset Fund	MassMutual Select T. Rowe Price Bond Asset Fund
Assets:
Investments, at value (Note 2) (a)	$ 312,925,188	$ 541,023,442
Repurchase agreements, at value (Note 2) (b)	3,986,740	1,257,456
Total investments (c)	316,911,928	542,280,898
Cash	10	34,718
Foreign currency, at value (d)	—	231,653
Receivables from:
Investments sold
Regular delivery	—	679,873
Delayed delivery	—	1,337,224
Cash collateral pledged for open derivatives (Note 2)	272,000	—
Open forward contracts (Note 2)	—	1,135,536
Fund shares sold	332,795	39,550
Investment adviser (Note 3)	—	59,619
Variation margin on open derivative instruments (Note 2)	17,289	—
Interest and dividends	173,311	4,531,213
Foreign tax reclaims	143,118	42,066
Open swap agreements, at value (Note 2)	—	20,082
Total assets	317,850,451	550,392,432
Liabilities:
Payables for:
Investments purchased
Regular delivery	—	7,967,405
Delayed delivery	—	11,699,847
Cash collateral held for open derivatives (Note 2)	—	—
Written options outstanding, at value (Note 2) (e)	—	12,835
Open forward contracts (Note 2)	—	4,253,840
Interest and dividends	—	—
Fund shares redeemed	132,437	232,127
Cash collateral held for securities on loan (Note 2)	—	1,253,448
Open swap agreements, at value (Note 2)	—	—
Trustees’ fees and expenses (Note 3)	35,269	30,117
Variation margin on open derivative instruments (Note 2)	—	163,997
Affiliates (Note 3):
Administration fees	9,992	92,653
Investment advisory fees	47,523	—
Due to custodian	—	—
Accrued expense and other liabilities	121,059	305,758
Unrealized depreciation on:
Unfunded bank loan commitments	—	49
Total liabilities	346,280	26,012,076
Net assets	$317,504,171	$524,380,356
Net assets consist of:
Paid-in capital	$177,525,711	$610,656,356
Accumulated earnings (loss)	139,978,460	(86,276,000)
Net assets	$317,504,171	$524,380,356
(a) Cost of investments:	$210,821,739	$541,663,198
(b) Cost of repurchase agreements:	$3,986,740	$1,257,456
(c) Securities on loan with market value of:	$343,893	$19,863,309
(d) Cost of foreign currency:	$—	$231,801
(e) Premiums received on written options:	$—	$18,993

The accompanying notes are an integral part of the financial statements.
73

MassMutual Select T. Rowe Price Large Cap Blend Fund	MassMutual Select T. Rowe Price Real Assets Fund	MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund

$ 2,443,046,831	$ 323,227,034	$ 620,086,178
—	—	1,000,101
2,443,046,831	323,227,034	621,086,279
—	—	12,490
67,270	291,091	91,871

22,039,886	5,056,934	6,563,321
—	—	—
58,400	—	—
—	585,890	—
453,001	59,045	113,267
139,836	36,782	43,260
4,600	—	—
1,178,054	919,672	439,304
105,384	41,577	34,333
—	381,380	—
2,467,093,262	330,599,405	628,384,125

1,347,036	1,223,832	754,114
—	—	—
—	130,000	—
—	—	—
—	234,512	—
—	23,268	—
515,504	69,953	128,843
—	5,260,798	2,206,088
—	181,490	—
105,021	12,271	34,667
—	77,085	—

40,723	13,601	19,022
—	—	—
7,960,479	2,590,236	—
287,664	214,199	213,459

—	—	—
10,256,427	10,031,245	3,356,193
$2,456,836,835	$320,568,160	$625,027,932

$1,590,222,785	$276,273,424	$426,792,398
866,614,050	44,294,736	198,235,534
$2,456,836,835	$320,568,160	$625,027,932
$1,983,448,366	$287,028,611	$523,496,760
$—	$—	$1,000,101
$9,179,570	$27,321,840	$20,238,644
$66,934	$289,029	$91,217
$—	$—	$—

The accompanying notes are an integral part of the financial statements.
74

MassMutual Funds (Continued)

Statements of Assets and Liabilities
September 30, 2024

	MM Equity Asset Fund	MassMutual Select T. Rowe Price Bond Asset Fund
Class I shares:
Net assets	$ 317,504,171	$ 524,380,356
Shares outstanding (a)	35,671,591	58,442,749
Net asset value, offering price and redemption price per share	$8.90	$8.97

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.
75

MassMutual Select T. Rowe Price Large Cap Blend Fund	MassMutual Select T. Rowe Price Real Assets Fund	MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund

$ 2,456,836,835	$ 320,568,160	$ 625,027,932
151,423,723	25,210,733	44,788,744
$16.22	$12.72	$13.96

The accompanying notes are an integral part of the financial statements.
76

MassMutual Funds (Continued)

Statements of Operations
For the Year Ended September 30, 2024

	MM Equity Asset Fund	MassMutual Select T. Rowe Price Bond Asset Fund
Investment income (Note 2):
Dividends (a)	$4,156,738	$—
Interest (b)	54,349	25,703,712
Securities lending net income	49	23,994
Total investment income	4,211,136	25,727,706
Expenses (Note 3):
Investment advisory fees	553,186	—
Custody fees	66,704	279,476
Audit and tax fees	83,288	85,272
Legal fees	16,025	24,589
Proxy fees	1,473	1,473
Accounting & Administration fees	7,471	126,018
Shareholder reporting fees	57,038	48,353
Trustees’ fees	21,213	41,499
Registration and filing fees	19	38
Transfer agent fees	3,051	3,052
Total expenses	809,468	609,770
Expenses waived (Note 3):
Class I fees reimbursed by adviser	—	(609,770)
Net expenses:	809,468	—
Net investment income (loss)	3,401,668	25,727,706
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	37,338,949	(17,029,678)
Futures contracts	869,064	(149,130)
Written options	—	81,858
Swap agreements	—	(365,202)
Foreign currency transactions	(12)	149,808
Forward contracts	—	4,417,042
Net realized gain (loss)	38,208,001	(12,895,302)
Net change in unrealized appreciation (depreciation) on:
Investment transactions	54,480,654	55,468,944*
Unfunded bank loan commitments	—	(49)
Futures contracts	222,807	(316,367)
Written options	—	6,158
Swap agreements	—	749,727
Translation of assets and liabilities in foreign currencies	7,251	(6,740)
Forward contracts	—	(8,782,850)
Net change in unrealized appreciation (depreciation)	54,710,712	47,118,823
Net realized gain (loss) and change in unrealized appreciation (depreciation)	92,918,713	34,223,521
Net increase (decrease) in net assets resulting from operations	$96,320,381	$59,951,227
(a) Net of foreign withholding tax of:	$6,233	$—
(b) Net of foreign withholding tax of:	$—	$51,853
* Net of net increase (decrease) in accrued foreign capital gains tax of:	$—	$(15,740)

The accompanying notes are an integral part of the financial statements.
77

MassMutual Select T. Rowe Price Large Cap Blend Fund	MassMutual Select T. Rowe Price Real Assets Fund	MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund

$ 30,311,692	$ 9,253,872	$ 7,876,347
934,507	456,817	1,136,313
80,287	66,320	75,959
31,326,486	9,777,009	9,088,619

—	—	—
210,397	95,783	175,794
71,219	80,678	59,526
126,267	14,747	40,228
1,473	1,473	1,473
49,249	18,717	24,450
141,326	30,111	52,073
184,007	26,290	52,620
—	—	—
3,052	3,051	3,051
786,990	270,850	409,215

(786,990)	(270,850)	(409,215)
—	—	—
31,326,486	9,777,009	9,088,619

428,413,222	2,844,988	103,681,034
108,402	968,526	—
—	—	—
—	(374,816)	—
(3,322)	(38,520)	(1,020)
—	(953,119)	—
428,518,302	2,447,059	103,680,014

298,364,678	55,173,237 *	57,762,360
—	—	—
23,445	259,273	—
—	—	—
—	208,141	—
5,607	81,423	3,236
—	493,920	—
298,393,730	56,215,994	57,765,596
726,912,032	58,663,053	161,445,610
$758,238,518	$68,440,062	$170,534,229
$122,182	$325,293	$47,164
$—	$—	$—
$—	$(55,084)	$—

The accompanying notes are an integral part of the financial statements.
78

MassMutual Funds (Continued)

Statements of Changes in Net Assets

	MM Equity Asset Fund
	Year Ended September 30, 2024	Year Ended September 30, 2023
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$ 3,401,668	$ 4,098,597
Net realized gain (loss)	38,208,001	34,296,390
Net change in unrealized appreciation (depreciation)	54,710,712	31,464,381
Net increase (decrease) in net assets resulting from operations	96,320,381	69,859,368
Distributions to shareholders (Note 2):
Class I	(37,390,545)	(45,772,541)
Total distributions	(37,390,545)	(45,772,541)
Net fund share transactions (Note 5):
Class I	(24,402,180)	(44,384,621)
Increase (decrease) in net assets from fund share transactions	(24,402,180)	(44,384,621)
Total increase (decrease) in net assets	34,527,656	(20,297,794)
Net assets
Beginning of year	282,976,515	303,274,309
End of year	$317,504,171	$282,976,515

The accompanying notes are an integral part of the financial statements.
79

MassMutual Select T. Rowe Price Bond Asset Fund		MassMutual Select T. Rowe Price Large Cap Blend Fund
Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2024	Year Ended September 30, 2023

$ 25,727,706	$ 20,978,032	$ 31,326,486	$ 29,291,298
(12,895,302)	(41,942,230)	428,518,302	17,454,663
47,118,823	29,965,571	298,393,730	357,990,445
59,951,227	9,001,373	758,238,518	404,736,406

(13,333,740)	(34,514,988)	(59,397,377)	(210,457,886)
(13,333,740)	(34,514,988)	(59,397,377)	(210,457,886)

(115,815,842)	60,601,578	(417,822,364)	127,679,067
(115,815,842)	60,601,578	(417,822,364)	127,679,067
(69,198,355)	35,087,963	281,018,777	321,957,587

593,578,711	558,490,748	2,175,818,058	1,853,860,471
$524,380,356	$593,578,711	$2,456,836,835	$2,175,818,058

The accompanying notes are an integral part of the financial statements.
80

MassMutual Funds (Continued)

Statements of Changes in Net Assets

	MassMutual Select T. Rowe Price Real Assets Fund
	Year Ended September 30, 2024	Year Ended September 30, 2023
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$ 9,777,009	$ 7,892,910
Net realized gain (loss)	2,447,059	(200,988)
Net change in unrealized appreciation (depreciation)	56,215,994	13,195,897
Net increase (decrease) in net assets resulting from operations	68,440,062	20,887,819
Distributions to shareholders (Note 2):
Class I	(8,130,907)	(18,111,194)
Total distributions	(8,130,907)	(18,111,194)
Net fund share transactions (Note 5):
Class I	(65,348,679)	112,491,659
Increase (decrease) in net assets from fund share transactions	(65,348,679)	112,491,659
Total increase (decrease) in net assets	(5,039,524)	115,268,284
Net assets
Beginning of year	325,607,684	210,339,400
End of year	$320,568,160	$325,607,684

The accompanying notes are an integral part of the financial statements.
81

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund
Year Ended September 30, 2024	Year Ended September 30, 2023

$ 9,088,619	$ 9,509,105
103,680,014	22,351,856
57,765,596	58,227,806
170,534,229	90,088,767

(33,764,050)	(53,463,266)
(33,764,050)	(53,463,266)

(240,897,718)	26,590,565
(240,897,718)	26,590,565
(104,127,539)	63,216,066

729,155,471	665,939,405
$625,027,932	$729,155,471

The accompanying notes are an integral part of the financial statements.
82

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MM Equity Asset Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m,z	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Class I
9/30/24	$7.42	$0.09	$2.41	$2.50	$(0.10)	$(0.92)	$(1.02)	$8.90	37.04%	$317,504	0.26%	1.11%
9/30/23	7.00	0.09	1.39	1.48	(0.10)	(0.96)	(1.06)	7.42	22.81%	282,977	0.28%	1.26%
9/30/22	10.12	0.10	(1.05)	(0.95)	(0.13)	(2.04)	(2.17)	7.00	(14.16%)	303,274	0.23%	1.20%
9/30/21	8.79	0.11	2.38	2.49	(0.14)	(1.02)	(1.16)	10.12	30.90%	397,810	0.22%	1.20%
9/30/20	7.90	0.12	1.25	1.37	(0.11)	(0.37)	(0.48)	8.79	17.91%	423,084	0.24%	1.48%

	Year Ended September 30
	2024	2023	2022	2021	2020
Portfolio turnover rate	29%	27%	39%	29%	60%

c	Per share amount calculated on the average shares method.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
83

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Select T. Rowe Price Bond Asset Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m,z	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
9/30/24	$8.25	$0.38	$0.53	$0.91	$(0.19)	$—	$(0.19)	$8.97	11.17%	$524,380	0.10%	0.00%	4.39%
9/30/23	8.63	0.31	(0.15)	0.16	(0.54)	—	(0.54)	8.25	1.75%	593,579	0.11%	0.00%	3.70%
9/30/22	10.43	0.21	(1.67)	(1.46)	(0.31)	(0.03)	(0.34)	8.63	(14.50%)	558,491	0.08%	0.00%	2.19%
9/30/21	10.65	0.20	(0.07)	0.13	(0.16)	(0.19)	(0.35)	10.43	1.26%	814,111	0.07%	0.00%	1.89%
9/30/20	10.59	0.24	0.18	0.42	(0.31)	(0.05)	(0.36)	10.65	4.15%	750,915	0.45%	0.33%	2.32%

	Year Ended September 30
	2024	2023	2022	2021	2020
Portfolio turnover rate	171%	265%	290%	255%	157%

c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
84

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Select T. Rowe Price Large Cap Blend Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m,z	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
9/30/24	$12.23	$0.18	$4.15	$4.33	$(0.21)	$(0.13)	$(0.34)	$16.22	36.12%	$2,456,837	0.03%	0.00%	1.27%
9/30/23	11.23	0.16	2.11	2.27	(0.10)	(1.17)	(1.27)	12.23	21.41%	2,175,818	0.03%	0.00%	1.37%
9/30/22	17.43	0.16	(3.36)	(3.20)	(0.15)	(2.85)	(3.00)	11.23	(22.96%)	1,853,860	0.02%	0.00%	1.13%
9/30/21	13.00	0.16	4.39	4.55	(0.12)	—	(0.12)	17.43	35.17%	2,309,626	0.02%	0.00%	0.97%
9/30/20	11.36	0.11	1.65	1.76	(0.12)	—	(0.12)	13.00	15.60%	1,772,717	0.51%	0.44%	0.91%

	Year Ended September 30
	2024	2023	2022	2021	2020
Portfolio turnover rate	70%	73%	121%	65%	90%

c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
85

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Select T. Rowe Price Real Assets Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m,z	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
9/30/24	$10.69	$0.33	$1.97	$2.30	$(0.20)	$(0.07)	$(0.27)	$12.72	21.90%	$320,568	0.08%	0.00%	2.85%
9/30/23	10.34	0.34	0.90	1.24	(0.33)	(0.56)	(0.89)	10.69	11.61%	325,608	0.13%	0.00%	3.09%
9/30/22	12.85	0.49	(1.86)	(1.37)	(0.36)	(0.78)	(1.14)	10.34	(12.24%)	210,339	0.09%	0.00%	3.93%
9/30/21	9.83	0.37	2.89	3.26	(0.24)	—	(0.24)	12.85	33.66%	162,367	0.13%	0.00%	3.04%
9/30/20	10.49	0.23	(0.60)	(0.37)	(0.29)	—	(0.29)	9.83	(3.77%)	99,585	0.69%	0.50%	2.33%

	Year Ended September 30
	2024	2023	2022	2021	2020
Portfolio turnover rate	55%	61%	43%	57%	32%

c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
86

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m,z	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
9/30/24	$11.59	$0.16	$2.76	$2.92	$(0.18)	$(0.37)	$(0.55)	$13.96	25.89%	$625,028	0.06%	0.00%	1.23%
9/30/23	11.01	0.15	1.32	1.47	(0.10)	(0.79)	(0.89)	11.59	13.50%	729,155	0.06%	0.00%	1.29%
9/30/22	16.20	0.14	(3.18)	(3.04)	(0.16)	(1.99)	(2.15)	11.01	(21.64%)	665,939	0.03%	0.00%	1.04%
9/30/21	12.41	0.15	4.43	4.58	(0.10)	(0.69)	(0.79)	16.20	37.99%	910,874	0.04%	0.00%	0.97%
9/30/20	11.44	0.07	1.18	1.25	(0.07)	(0.21)	(0.28)	12.41	10.97%	747,318	0.61%	0.53%	0.58%

	Year Ended September 30
	2024	2023	2022	2021	2020
Portfolio turnover rate	42%	39%	34%	28%	41%

c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
87

Notes to Financial Statements

1.	The Funds
MassMutual Select Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The Trust consists of 46 series, including the following five series listed below (each individually referred to as a “Fund” or collectively as the “Funds”):
MM Equity Asset Fund (“Equity Asset Fund”)
MassMutual Select T. Rowe Price Bond Asset Fund (“MM Select T. Rowe Price Bond Asset Fund”)
MassMutual Select T. Rowe Price Large Cap Blend Fund (“MM Select T. Rowe Price Large Cap Blend Fund”)
MassMutual Select T. Rowe Price Real Assets Fund (“MM Select T. Rowe Price Real Assets Fund”)
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund (“MM Select T. Rowe Price Small and Mid Cap Blend Fund”)
2.	Significant Accounting Policies
The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
Investment Valuation
The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes; instead, MML Investment Advisers, LLC (“MML Advisers”) will determine the fair value of a Fund’s securities in accordance with MML Advisers’ fair valuation policy and procedures. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund holds foreign securities that trade on days that foreign securities markets are open.
Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.
Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity

88

Notes to Financial Statements (Continued)
prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral.
The Board of Trustees (“Trustees”) have designated MML Advisers as the Funds’ “valuation designee,” responsible for determining the fair value, in good faith, of securities and other instruments held by the Funds for which market quotations are not readily available or for which such market quotations or values are considered by MML Advisers or a subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event). It is possible that a significant amount of a Fund’s assets will be subject to fair valuation in accordance with MML Advisers’ fair valuation policy and procedures. The fair value determined for an investment by MML Advisers may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.
The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day.  The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.
Investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and any other investments fair valued using significant unobservable inputs may be fair valued using alternate valuation approaches including, but not limited to, the following:
Market approach: considers factors including the price of recent investments in the same or similar security or financial metrics of comparable securities.
Income approach: considers factors including expected future cash flows, security specific risks, and corresponding discount rates.
Cost approach: considers factors including the value of the security’s underlying assets and liabilities.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing the Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method (“CVM”), an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company’s capital structure assuming that the value of convertible preferred stock is represented by the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date a Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a

89

Notes to Financial Statements (Continued)
pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date
Level 2 – other significant observable inputs (including fair value factors, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds’ own assumptions in determining the fair value of investments)
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Levels.
In certain cases, the inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest Level input that is significant to the overall fair value measurement.
The following is the aggregate value by input level, as of September 30, 2024, for the Funds’ investments:

	Level 1	Level 2	Level 3	Total
Equity Asset Fund
Asset Investments
Common Stock	$ 312,923,074	$ 2,114*	$ —	$ 312,925,188
Rights	—	—	—+	—
Short-Term Investments	—	3,986,740	—	3,986,740
Total Investments	$312,923,074	$3,988,854	$—	$316,911,928
Asset Derivatives
Futures Contracts	$41,343	$—	$—	$41,343
MM Select T. Rowe Price Bond Asset Fund
Asset Investments
Bank Loans	$—	$7,279,902	$—	$7,279,902
Corporate Debt	—	137,185,829	100,004	137,285,833
Municipal Obligations	—	619,767	—	619,767
Non-U.S. Government Agency Obligations	—	45,728,963	—	45,728,963
Sovereign Debt Obligations	—	91,627,389	—	91,627,389
U.S. Government Agency Obligations and Instrumentalities	—	105,235,351	—	105,235,351
U.S. Treasury Obligations	—	116,122,803	—	116,122,803
Purchased Options	—	115,317	—	115,317
Short-Term Investments	22,035,611	16,229,962	—	38,265,573
Total Investments	$22,035,611	$520,145,283	$100,004	$542,280,898

90

Notes to Financial Statements (Continued)

	Level 1	Level 2	Level 3	Total
MM Select T. Rowe Price Bond Asset Fund (Continued)
Liability Investments
Unfunded Loan Commitments**	$—	$(49)	$—	$(49)
Asset Derivatives
Forward Contracts	$ —	$ 1,135,536	$ —	$ 1,135,536
Futures Contracts	147,521	—	—	147,521
Swap Agreements	—	451,439	—	451,439
Total	$147,521	$1,586,975	$—	$1,734,496
Liability Derivatives
Forward Contracts	$—	$(4,253,840)	$—	$(4,253,840)
Futures Contracts	(164,136)	—	—	(164,136)
Swap Agreements	—	(648,295)	—	(648,295)
Written Options	—	(12,835)	—	(12,835)
Total	$(164,136)	$(4,914,970)	$—	$(5,079,106)
MM Select T. Rowe Price Large Cap Blend Fund
Asset Investments
Common Stock	$2,424,853,234	$7,442,344*	$3,491,487	$2,435,787,065
Preferred Stock	—	2,504,520*	4,651,203	7,155,723
Short-Term Investments	54,428	49,615	—	104,043
Total Investments	$2,424,907,662	$9,996,479	$8,142,690	$2,443,046,831
Asset Derivatives
Futures Contracts	$23,445	$—	$—	$23,445
MM Select T. Rowe Price Real Assets Fund
Asset Investments
Common Stock*
Australia	$301,518	$24,964,760	$—	$25,266,278
Bahrain	—	370,693	—	370,693
Belgium	—	1,635,676	—	1,635,676
Bosnia and Herzegovina	—	547,901	—	547,901
Brazil	7,981,472	—	—	7,981,472
Canada	34,636,269	—	—	34,636,269
Chile	—	684,498	—	684,498
China	—	1,769,584	—	1,769,584
Egypt	—	500,299	—	500,299
France	—	4,603,346	—	4,603,346
Germany	—	1,676,276	—	1,676,276
Ghana	405,051	—	—	405,051
Hong Kong	—	1,645,496	—	1,645,496
India	—	1,874,649	—	1,874,649
Indonesia	—	160,663	—	160,663
Japan	—	7,924,272	—	7,924,272
Kazakhstan	—	765,735	—	765,735
Luxembourg	—	812,621	—	812,621
Mexico	2,739,672	—	—	2,739,672
Norway	—	1,306,175	—	1,306,175
Portugal	—	1,056,864	—	1,056,864
Republic of Korea	—	584,096	—	584,096
Russia	—	—	—+	—

91

Notes to Financial Statements (Continued)

	Level 1	Level 2	Level 3	Total
MM Select T. Rowe Price Real Assets Fund (Continued)
Asset Investments (Continued)
Common Stock* (Continued)
Saudi Arabia	$ —	$ 560,913	$ —	$ 560,913
Singapore	—	1,835,904	—	1,835,904
South Africa	—	8,094,966	—	8,094,966
Spain	—	702,928	—	702,928
Thailand	—	353,129	—	353,129
United Kingdom	1,751,259	4,622,767	—	6,374,026
United States	183,167,420	5,123,952	—	188,291,372
Vietnam	—	1,870,963	—	1,870,963
Zambia	639,541	—	—	639,541
Preferred Stock
United States	—	—	2,624,471	2,624,471
Exchange-Traded Funds	4,849,452	—	—	4,849,452
Purchased Options	—	121,843	—	121,843
Mutual Funds	249,807	—	—	249,807
Short-Term Investments	5,262,136	2,447,997	—	7,710,133
Total Investments	$241,983,597	$78,618,966	$2,624,471	$323,227,034
Asset Derivatives
Forward Contracts	$—	$585,890	$—	$585,890
Futures Contracts	382,010	—	—	382,010
Swap Agreements	—	381,380	—	381,380
Total	$382,010	$967,270	$—	$1,349,280
Liability Derivatives
Forward Contracts	$—	$(234,512)	$—	$(234,512)
Futures Contracts	(271,328)	—	—	(271,328)
Swap Agreements	—	(181,490)	—	(181,490)
Total	$(271,328)	$(416,002)	$—	$(687,330)
MM Select T. Rowe Price Small and Mid Cap Blend Fund
Asset Investments
Common Stock	$590,362,060	$6,814,420*	$1,247,746	$598,424,226
Preferred Stock	—	583,809*	8,004,933	8,588,742
Corporate Debt	—	439,623	—	439,623
Rights	—	—	—+	—
Warrants	277	—	974	1,251
Short-Term Investments	12,632,336	1,000,101	—	13,632,437
Total Investments	$602,994,673	$8,837,953	$9,253,653	$621,086,279

*
Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their respective foreign markets, as applicable.

**	Unfunded bank loan commitments are valued at the unrealized appreciation (depreciation) on the commitment.
+	Represents a security at $0 value as of September 30, 2024.
For certain Funds the Statement of Assets and Liabilities shows receivables from investments sold on a delayed delivery basis, as well as any applicable liabilities for investments purchased on a delayed delivery basis and amounts due to custodian. These amounts approximate fair value and would be categorized at Level 2 for each applicable Fund as of September 30, 2024.
The Funds had no Level 3 transfers during the year ended September 30, 2024.

92

Notes to Financial Statements (Continued)
Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs
	Investments in Securities
	Balance as of 9/30/23	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Balance as of 9/30/24	Net Change in Unrealized Appreciation (Depreciation) from Investments Still held as of 9/30/24
MM Select T. Rowe Price Small and Mid Cap Blend Fund
Common Stock	$1,156,908	$3,080	$(93,966)	$184,805	$(3,081)	$1,247,746	$(65,291)
Preferred Stock	9,135,841	(649,754)	146,221	—	(627,375)	8,004,933	(470,795)
Warrants	11,779	—	(6,354)	—	(4,451)	974	745
Rights	—	—	(5,205)	5,205	—	—	—
	$10,304,528	$(646,674)	$40,696	$190,010	$(634,907)	$9,253,653	$(535,341)

The MM Select T. Rowe Price Small and Mid Cap Blend Fund may fair value certain of its Level 3 investments using acquisition cost, although the transaction may not have occurred during the current reporting period. These investments are generally privately held investments, but may include defaulted securities and new debt issuances. There may not be a secondary market for such investments, and/or there are a limited number of investors. The determination to fair value such investments at cost is based upon factors consistent with the principles of fair value measurement that are reasonably available to the valuation designee. Valuations are reviewed by the valuation designee utilizing available market information to determine if the carrying value of these investments should be adjusted. Such market data may include, but is not limited to, observations of the trading multiples of public companies considered comparable to the private companies being valued, financial or operational information released by the company, and/or news or corporate events that affect the investment, also referred to as enterprise value (EV) to earnings before interest, taxes, depreciation, and amortization (EBITDA) ratios. Valuations may be adjusted to account for company-specific issues, the lack of liquidity inherent in a nonpublic investment, and the fact that comparable public companies are not identical to the investments being fair valued by the MM Select T. Rowe Price Small and Mid Cap Blend Fund. All market variables are assessed on a regular frequency and calibrated as necessary.

Security Description	Fair Value	Valuation Technique(s)	Unobservable Input Description	Range of Unobservable Inputs Utilized (a)	Weighted Average of Unobservable Inputs Based on Fair Value
Select T. Rowe Price Small and Mid Cap Blend Fund
Common Stock	$1,247,746	Market approach	Transaction price	$0.47 - $105.14	$28.00
			EV / Sales	1.8x - 8.9x	5.6x
			EV / Sales LTM	2.2x	—
			EV / GP	2.9x - 20.1x	10.4x
			EV / GP LTM	5.0x	—
			EV / EBITDA	11.9x - 12.6x	12.3x
			EV / Revenue	1.6x - 15.4x	12.0x
			Price /TBV	1.4x - 2.7x	1.7x
			EV / GWP	1.3x	—
			Probability of zero outcome	20%	—
			Waterfall	20%	—
			Fully Diluted	20%	—

93

Notes to Financial Statements (Continued)

Security Description	Fair Value	Valuation Technique(s)	Unobservable Input Description	Range of Unobservable Inputs Utilized (a)	Weighted Average of Unobservable Inputs Based on Fair Value
Select T. Rowe Price Small and Mid Cap Blend Fund (Continued)
Common Stock (Continued)
			Valued at Zero	$0.00	—
			PV of remaining future contingent payments less discount for timing and probability	$0.47	$0.47
Preferred Stock	$8,004,933	Market approach	Transaction price	$0.85 - $105.14	$48.28
			EV / Sales	1.1x - 17.6x	7.0x
			EV / GP	1.6x - 21.6x	13.6x
			EV / EBITDA	9.5x - 37.6x	23.2x
			EV / Sales LTM	1.9x - 5.6x	3.2x
			EV / GP LTM	3.9x - 9.7x	5.8x
			Price / TBV	2.1x - 2.7x	2.4x
			EV / Revenue	1.6x - 15.4x	9.7x
			EV / GWP	1.3x	—
			ROFR	33%	—
			Probability of zero outcome	0% - 25%	20%
			Waterfall	25% - 80%	69%
			Book Value	$2.20	—
			Fully Diluted	20% - 55%	41%
			Discount factor	80%	—
			Valued at Zero	$0.00	—
Rights	$0	Market approach	Valued at Zero	$0.00	—
Warrants	$974	Black-Scholes option pricing model	Risk Free Rate	4.24%	—
			Volatility	42.00%	—
			Years to Expiration	4	—

Total	$9,253,653

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
Abbreviation Legend
EV / GP - financial ratio of comparable public companies’ enterprise value to gross profit; measures the value of a comparable company in terms of its gross profit for a given year.
EV / Sales LTM - financial ratio of comparable public companies’ enterprise value to sales last twelve months; measures the value of a comparable company in terms of its sales for the last twelve months.
EV / Sales - financial ratio of comparable public companies’ enterprise value to sales; measures the value of a comparable company in terms of its sales for a given year.
EV / EBITDA - financial ratio of comparable public companies’ enterprise value to earnings; measures the value of a comparable company in terms of its earnings before interest, taxes, depreciation, and amortization for a given year.
EV / GP LTM - financial ratio of comparable public companies’ enterprise value to gross profit last twelve months; measures the value of a comparable company in terms of its gross profit for the last twelve months.
Price / TBV - financial ratio of the market value of a company’s shares (share price) over its book value: measures a comparable company in terms of its market value to its tangible assets.

94

Notes to Financial Statements (Continued)
EV / Revenue - financial ratio of comparable public companies’ enterprise value to revenue; measures the value of a comparable company in terms of its revenue for a given year.
EV / GWP - financial ratio of comparable public companies’ enterprise value to gross written premiums; measures the value of a comparable company in terms of premium revenue for a given year.
PV - present value; current value of a future stream of cash flows assuming a specified rate of return.
ROFR - right of first refusal; the price offered to the holder of the right of first refusal to purchase shares.
Derivative Instruments
Derivatives are financial instruments whose values are based on the values of one or more underlying indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price.
At September 30, 2024, and during the year then ended, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest/ Inflation Rate Risk	Total
Equity Asset Fund
Asset Derivatives
Futures Contracts^^	$ —	$ 41,343	$—	$—	$41,343
Realized Gain (Loss)#
Futures Contracts	$—	$869,064	$—	$—	$869,064
Change in Appreciation (Depreciation)##
Futures Contracts	$—	$222,807	$—	$—	$222,807
MM Select T. Rowe Price Bond Asset Fund
Asset Derivatives
Purchased Options*	$31,773	$—	$5,488	$78,056	$115,317
Forward Contracts*	—	—	1,135,536	—	1,135,536
Futures Contracts^^	—	—	—	147,521	147,521
Swap Agreements*	20,082	—	—	—	20,082
Swap Agreements^^,^^^	272,229	—	—	159,128	431,357
Total Value	$324,084	$—	$1,141,024	$384,705	$1,849,813
Liability Derivatives
Forward Contracts^	$—	$—	$(4,253,840)	$—	$(4,253,840)
Futures Contracts^^	—	—	—	(164,136)	(164,136)
Swap Agreements^^,^^^	(442,830)	—	—	(205,465)	(648,295)
Written Options^	(12,835)	—	—	—	(12,835)
Total Value	$(455,665)	$—	$(4,253,840)	$(369,601)	$(5,079,106)
Realized Gain (Loss)#
Purchased Options	$—	$—	$(11,674)	$(341,078)	$(352,752)
Forward Contracts	—	—	4,417,042	—	4,417,042
Futures Contracts	—	—	—	(149,130)	(149,130)
Swap Agreements	736,186	36,866	—	(1,138,254)	(365,202)
Written Options	—	—	—	81,858	81,858
Total Realized Gain (Loss)	$736,186	$36,866	$4,405,368	$(1,546,604)	$3,631,816

95

Notes to Financial Statements (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest/ Inflation Rate Risk	Total
MM Select T. Rowe Price Bond Asset Fund (Continued)
Change in Appreciation (Depreciation)##
Purchased Options	$(21,462)	$—	$(11,148)	$2,529	$(30,081)
Forward Contracts	—	—	(8,782,850)	—	(8,782,850)
Futures Contracts	—	—	—	(316,367)	(316,367)
Swap Agreements	(172,776)	—	—	922,503	749,727
Written Options	6,158	—	—	—	6,158
Total Change in Appreciation (Depreciation)	$(188,080)	$—	$(8,793,998)	$608,665	$(8,373,413)
MM Select T. Rowe Price Large Cap Blend Fund
Asset Derivatives
Futures Contracts^^	$ —	$23,445	$—	$—	$23,445
Realized Gain (Loss)#
Futures Contracts	$—	$108,402	—	$—	$108,402
Change in Appreciation (Depreciation)##
Futures Contracts	$—	$23,445	$—	$—	$23,445
MM Select T. Rowe Price Real Assets Fund
Asset Derivatives
Purchased Options*	$—	$—	$—	$121,843	$121,843
Forward Contracts*	—	—	585,890	—	585,890
Futures Contracts^^	—	249,366	—	132,644	382,010
Swap Agreements*	—	381,380	—	—	381,380
Total Value	$—	$630,746	$585,890	$254,487	$1,471,123
Liability Derivatives
Forward Contracts^	$—	$—	$(234,512)	$—	$(234,512)
Futures Contracts^^	—	(271,328)	—	—	(271,328)
Swap Agreements^	—	(181,490)	—	—	(181,490)
Total Value	$—	$(452,818)	$(234,512)	$—	$(687,330)
Realized Gain (Loss)#
Purchased Options	$—	$—	$—	$(26,763)	$(26,763)
Forward Contracts	—	—	(953,119)	—	(953,119)
Futures Contracts	—	894,607	—	73,919	968,526
Swap Agreements	—	(218,062)	—	(156,754)	(374,816)
Total Realized Gain (Loss)	$—	$676,545	$(953,119)	$(109,598)	$(386,172)
Change in Appreciation (Depreciation)##
Purchased Options	$—	$—	$—	$(35,447)	$(35,447)
Forward Contracts	—	—	493,920	—	493,920
Futures Contracts	—	185,757	—	73,516	259,273
Swap Agreements	—	199,890	—	8,251	208,141
Total Change in Appreciation (Depreciation)	$—	$385,647	$493,920	$46,320	$925,887

*	Statements of Assets and Liabilities location: Investments, at value, or Receivables from: open forward contracts or open swap agreements, at value, as applicable.
^	Statements of Assets and Liabilities location: Payables for: open forward contracts, open swap agreements, at value, or written options outstanding, at value, as applicable.
^^
Cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps is reported in “Futures Contracts” and “Swap Agreements” in each applicable Fund’s Portfolio of Investments. Only current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.

96

Notes to Financial Statements (Continued)
^^^	Represents centrally cleared swaps, which are not subject to a master netting agreement or similar agreement.
#
Statements of Operations location: Amounts are included in net realized gain (loss) on investment transactions, forward contracts, futures contracts, swap agreements, or written options, as applicable.

##
Statements of Operations location: Amounts are included in net change in unrealized appreciation (depreciation) on investment transactions, forward contracts, futures contracts, swap agreements, or written options, as applicable.

For the year ended September 30, 2024, the average balances for each derivative type were as follows:

	Average Balances of Outstanding Derivative Financial Instruments
	Equity Asset Fund	MM Select T. Rowe Price Bond Asset Fund	MM Select T. Rowe Price Large Cap Blend Fund	MM Select T. Rowe Price Real Assets Fund
Futures Contracts:
Average number of contracts - long	12	769	5	150
Average number of contracts - short	—	402	—	165
Forward Contracts:
Average notional amounts purchased - in USD	$ —	$43,104,108	$—	$27,368,866
Average notional amounts sold - in USD	$—	$185,465,878	$—	$12,459,880
Swap Agreements:
Credit Default Swaps:
Average notional amounts - buy protection	$—	$13,025,083	$—	$—
Average notional amounts - sell protection	$—	$41,717,792	$—	$—
Interest Rate Swaps:
Average notional amounts	$—	$1,543,187,417	$—	$12,567,444
Total Return Swaps:
Average notional amounts	$—	$7,510	$—	$61,822
Options:
Average shares/units outstanding of Purchased Options	—	16,021,163	—	43
Average notional amounts of Purchased Swaptions	$—	$8,662,500	$—	$—
Average shares/units outstanding of Written Options	—	26,450,000	—	—
Average notional amounts of Written Swaptions	$—	$34,282,500	$—	$—

The Portfolio of Investments included in a Fund’s financial statements shows the assets or liabilities of the Fund associated with individual derivatives transactions. The terms of many of those transactions contemplate that derivatives receivables and payables between the same two parties may be netted and that the parties will collateralize certain obligations. The following tables provide an illustration of the possible effect of netting provisions and of collateral (delivered or received) on a Fund’s derivatives exposure as of September 30, 2024. Netting arrangements vary among different counterparties, and the actual disposition of derivatives receivables and payables, and of collateral, in a bankruptcy or insolvency can be complicated and difficult to predict.
The following table presents derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) or similar agreement and net of the related collateral received by the Fund(s) as of September 30, 2024.

Counterparty	Derivative Assets Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Received***	Net Amount*
MM Select T. Rowe Price Bond Asset Fund
Bank of America N.A.	$ 143,610	$ (143,610)	$ —	$ —
Barclays Bank PLC	49,584	(49,584)	—	—
BNP Paribas SA	211,134	(211,134)	—	—
Citibank N.A.	104,836	(20,167)	—	84,669
Deutsche Bank AG	60,624	(60,624)	—	—

97

Notes to Financial Statements (Continued)

Counterparty	Derivative Assets Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Received***	Net Amount*
MM Select T. Rowe Price Bond Asset Fund (Continued)
Goldman Sachs International	$46,306	$(46,306)	$—	$—
HSBC Bank USA	119,164	(119,164)	—	—
JP Morgan Chase Bank N.A.	62,750	(62,750)	—	—
Morgan Stanley & Co. LLC	123,477	(19,385)	—	104,092
Royal Bank of Canada	3,054	—	—	3,054
State Street Bank and Trust	247,577	(41,353)	—	206,224
UBS AG	98,819	(98,819)	—	—
	$1,270,935	$(872,896)	$—	$398,039
MM Select T. Rowe Price Real Assets Fund
Bank of America N.A.	$46,321	$—	$—	$46,321
Barclays Bank PLC	150,710	(15,840)	—	134,870
BNP Paribas SA	27,039	(3,597)	—	23,442
Citibank N.A.	37,682	(32,315)	—	5,367
Deutsche Bank AG	153,742	(108,790)	—	44,952
Goldman Sachs International	20,202	(2,078)	—	18,124
HSBC Bank USA	122,490	(11,029)	—	111,461
Morgan Stanley & Co. LLC	341,742	(179,235)	—	162,507
UBS AG	33,631	—	—	33,631
Wells Fargo Bank N.A.	155,554	(60,863)	(94,691)	—
	$1,089,113	$(413,747)	$(94,691)	$580,675

The following table presents derivative liabilities by counterparty net of amounts available for offset under an MNA or similar agreement and net of the related collateral pledged by the Fund(s) as of September 30, 2024.

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Pledged***	Net Amount**
MM Select T. Rowe Price Bond Asset Fund
Bank of America N.A.	$ (2,083,044)	$ 143,610	$ 1,844,297	$ (95,137)
Barclays Bank PLC	(104,490)	49,584	938	(53,968)
BNP Paribas SA	(758,746)	211,134	547,612	—
Citibank N.A.	(20,167)	20,167	—	—
Deutsche Bank AG	(138,913)	60,624	—	(78,289)
Goldman Sachs International	(95,310)	46,306	—	(49,004)
HSBC Bank USA	(408,462)	119,164	289,298	—
JP Morgan Chase Bank N.A.	(86,254)	62,750	—	(23,504)
Morgan Stanley & Co. LLC	(19,385)	19,385	—	—
State Street Bank and Trust	(41,353)	41,353	—	—
UBS AG	(510,551)	98,819	327,686	(84,046)
	$ (4,266,675)	$872,896	$3,009,831	$(383,948)
MM Select T. Rowe Price Real Assets Fund
Barclays Bank PLC	$(15,840)	$15,840	$—	$—
BNP Paribas SA	(3,597)	3,597	—	—
Citibank N.A.	(32,315)	32,315	—	—
Deutsche Bank AG	(108,790)	108,790	—	—

98

Notes to Financial Statements (Continued)

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Pledged***	Net Amount**
MM Select T. Rowe Price Real Assets Fund (Continued)
Goldman Sachs International	$(2,078)	$2,078	$ —	$—
HSBC Bank USA	(11,029)	11,029	—	—
JP Morgan Chase Bank N.A.	(2,255)	—	—	(2,255)
Morgan Stanley & Co. LLC	(179,235)	179,235	—	—
Wells Fargo Bank N.A.	(60,863)	60,863	—	—
	$ (416,002)	$ 413,747	$—	$ (2,255)

*	Represents the net amount receivable from the counterparty in the event of default.
**	Represents the net amount payable to the counterparty in the event of default.
***	The amount presented here may be less than the total amount of collateral received/pledged as the net amount of derivative assets and liabilities for a counterparty cannot be less than $0.
†
The amount presented here may be less than the total amount shown in the Statements of Assets and Liabilities as some derivatives held by the counterparty are not covered within an MNA or similar agreement.

Such agreements typically permit a single net payment in the event of default, including the bankruptcy or insolvency of the counterparty.  The Fund(s) and counterparties may not be permitted to sell, re-pledge, or use the collateral they receive.  In the event that cash collateral is restricted for use, the balance will be reflected as restricted cash within the Statement of Assets and Liabilities.
Further details regarding the derivatives and other investments held by the Fund(s) during the year ended September 30, 2024, are discussed below.
Foreign Currency Exchange Transactions
A Fund may enter into foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.
A Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. A Fund may also buy and sell options on currencies. When the Fund buys an option, its loss should generally be limited to the amount of the premium paid and any transaction costs. If a Fund sells an option on a currency, it is subject generally to the same risks as if it had entered into a futures contract or forward contract with respect to that currency. A Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce a Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.
Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.
Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset.

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The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.
A Fund’s current exposure to a counterparty is the unrealized appreciation (depreciation) on the contract.
Futures Contracts
A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts and related options.
Futures Contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed income security, during a specified future period at a specified price. A Fund may use index futures contracts to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets, including commodities and precious metals. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.
Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.
Options on Futures Contracts. If a Fund buys an option on a futures contract, it will have the right to assume a futures contract at a particular price during the course of the option. Its potential loss should generally be limited to the amount of the premium paid and any transaction costs. If a Fund sells an option on a futures contract, it is subject generally to the same risks as if it had entered into a futures contract underlying the option itself.
When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.
Swap Agreements
Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments or rates, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).
Interest Rate Swaps. When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include, among others, interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund

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may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.
Total Return Swaps. A Fund also may enter into total return swaps. In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of a Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions).
Credit Default Swaps. A Fund also may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, acceleration, default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If the Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference entity. If a Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment and stream of continuing payments under the swap. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create a “synthetic” long position.
Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.
Swaptions. A Fund may also enter into options on swap agreements (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. A Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. A Fund may enter into swaptions for the same purposes as swaps. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.
Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally certain interest rate swaps, certain index swaps, and credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund

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will be required to post amounts (“initial margin”) with the clearinghouse or at the instruction of the clearinghouse. The initial margin required by a clearinghouse may be greater than the initial margin the Fund would be required to post in an uncleared transaction. If cash is deposited as the initial margin, it is shown as collateral on a Fund’s Statement of Assets and Liabilities. Swap agreements are marked to market daily and subsequent payments (“variation margin”) are made or received by a Fund depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on a Fund’s Statement of Assets and Liabilities (“Variation margin on open derivative instruments”) and as a component of net change in unrealized appreciation (depreciation) on a Fund’s Statement of Operations.  Only a limited number of transaction types are currently eligible for clearing.
During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.
During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded in the accompanying Statements of Operations as realized gains and losses, respectively.
A Fund’s current exposure to a counterparty is the fair value of the transaction.
Options, Rights, and Warrants
A Fund may purchase and sell put and call options on portfolio securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.
Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date in the case of an American-style option or only on the expiration date in the case of a European-style option.
Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price.
Writing put and call options. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

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When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.
Purchasing put and call options. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.
When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.
Exchange Traded Options. Exchange traded options purchased or sold by a Fund may be traded on a securities or options exchange or market. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price.
OTC Options. OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. OTC options are valued using prices supplied by a primary pricing source, selected pursuant to procedures approved by the Trustees.
Rights and Warrants. A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.
When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.

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Hybrid Instruments
A hybrid instrument may be a debt security, preferred stock, warrant, convertible security, certificate of deposit, or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption, or retirement, is determined by reference to one or more underlying assets, indexes, economic factors, or other benchmarks. Because hybrid instruments may be designed to provide indirect exposures to virtually any type of derivative instrument, a Fund may invest in a hybrid instrument for any purpose it might engage in derivatives transactions. Hybrid instruments may take a number of forms, including, for example, debt instruments with interest or principal payments or redemption terms determined by reference to the value of an index, security, or other measure at a future time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities where the conversion terms relate to a particular commodity. The risks of investing in a hybrid instrument may, depending on the nature of the instrument, reflect a combination of the risks of investing in securities, options, futures, currencies or other types of investments, and will depend upon the terms of the instrument. Such risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid instrument, and may not be foreseen by the purchaser, such as financial or market developments, economic and political events, the supply and demand of the underlying assets, and interest rate movements. Hybrid instruments may be highly volatile and their use by a Fund may not be successful. The terms of a hybrid instrument may create investment leverage. Hybrid instruments are typically privately issued, presenting credit risk of the issuer, and may be highly illiquid and difficult to value.
Inflation-Linked Securities
Inflation-linked securities are typically fixed income securities whose principal values are periodically adjusted according to a measure of inflation. If the index measuring inflation falls, the principal value of an inflation-linked security will be adjusted downward, and consequently the interest payable on the security (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original principal of the security upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-linked securities. For securities that do not provide a similar guarantee, the adjusted principal value of the security repaid at maturity may be less than the original principal.
Alternatively, the interest rates payable on certain inflation-linked securities may be adjusted according to a measure of inflation. As a result, the principal values of such securities do not adjust according to the rate of inflation, although the interest payable on such securities may decline during times of falling inflation.
The values of inflation-linked securities are expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-linked securities. Inflation-linked securities may cause a potential cash flow mismatch to investors, because an increase in the principal amount of an inflation-linked security will be treated as interest income currently subject to tax at ordinary income rates even though investors will not receive repayment of principal until maturity. If a Fund invests in such securities, it will be required to distribute such interest income in order to qualify for treatment as a regulated investment company and eliminate the Fund-level tax, without a corresponding receipt of cash, and therefore may be required to dispose of portfolio securities at a time when it may not be advantageous to do so in order to make such distributions.
Bank Loans
A Fund may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third-party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest,

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and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.
Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.
Certain Funds may receive or pay fees associated with investments in bank loans. These fees are included as interest income on a Fund’s Statement of Operations. These fees include all income and expenses associated with the processing and maintenance of these types of loans, including but not limited to consent fee income, amendment fees, and closing fees.
The MM Select T. Rowe Price Bond Asset Fund entered into certain bank loan agreements which are unfunded (“commitments”). The MM Select T. Rowe Price Bond Asset Fund is obligated to fund these commitments at the borrower’s discretion. At September 30, 2024, the MM Select T. Rowe Price Bond Asset Fund had sufficient cash and/or securities to cover these commitments.
Commitment interest is marked to market daily, and any unrealized appreciation (depreciation) is included in the Statement of Assets and Liabilities. Any change in the unrealized appreciation (depreciation) is shown in the Statement of Operations. At September 30, 2024, the MM Select T. Rowe Price Bond Asset Fund had the following commitments:

Fund Name	Borrower	Par	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
MM Select T. Rowe Price Bond Asset Fund	Epicor Software Corp.	$ 27,384	$ 27,442	$ 27,393	$ (49)

Repurchase Agreements
Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral.
When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions
A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. As a result, each of these types of transactions may create investment leverage in a Fund’s portfolio and increase the volatility of the Fund. If a Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.
These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for

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which no market quotation is available are valued at fair value by MML Advisers. A Fund records on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, a Fund records a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.
Dollar Roll Transactions
A Fund may enter into dollar roll transactions, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date from the same party. A Fund may invest in dollar rolls in order to benefit from anticipated changes in pricing for the mortgage-backed securities during the term of the transaction, or for the purpose of creating investment leverage. In a dollar roll, the securities that are to be purchased will be of the same type as the securities sold, but will be supported by different pools of mortgages.
Dollar rolls involve the risk that the Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the counterparty files for bankruptcy or becomes insolvent, a Fund’s use of the transaction proceeds may be restricted pending a determination by the counterparty or its representative, whether to enforce the Fund’s obligation to repurchase the securities. A Fund can incur a loss on a dollar roll transaction (either because its counterparty fails to perform or because the value of the mortgages subject to the transaction declines) and on the investments made by the Fund with the proceeds of the dollar roll transaction.
A Fund accounts for a dollar roll transaction as a purchase and sale whereby the difference in the sales price and purchase price of the security sold is recorded as a realized gain (loss). If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income. Dollar roll transactions generally have the effect of creating leverage in a Fund’s portfolio.
Mortgage- and Asset-Backed Securities
A Fund may invest in mortgage- and asset-backed securities. Mortgage-backed securities, including collateralized mortgage obligations and certain stripped mortgage- backed securities, represent a participation in, or are secured by, mortgage loans. Mortgage-backed securities may include securities that are issued or guaranteed by U.S. Government agencies or instrumentalities or other issuers, including private companies. Asset-backed securities are generally structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as consumer loans or receivables and they may be backed by collateralized debt obligations (“CDOs”), including collateralized bond obligations and collateralized loan obligations (“CLOs”).
Investments in mortgage- and asset-backed securities subject a Fund to credit risk, interest rate risk, extension risk, and prepayment risk, among other risks. Certain of these risks may be higher for investments in mortgage-backed securities composed of subprime mortgages and investments in CDOs and CLOs backed by pools of high-risk, below investment grade debt securities. Mortgage-backed and asset-backed securities not issued by a government agency generally involve greater credit risk than securities issued by government agencies. Payment of principal and interest generally depends on the cash flows generated by the underlying assets and the terms of the security. A Fund’s investments in mortgage-backed securities may make a Fund’s net asset value more susceptible to economic, market, political, and other developments affecting the residential and commercial real estate markets and the servicing of mortgage loans secured by real estate properties. Payments on mortgage-backed and many asset-backed investments typically include both interest and partial payment of principal. Principal may also be prepaid voluntarily, or as a result of refinancing or foreclosure. A Fund may have to invest the proceeds from prepaid investments in other investments with less attractive terms and yields. Investments that receive only the interest portion or the principal portion of payments on the underlying assets may be highly volatile. See a Fund's Portfolio of Investments, if applicable, for mortgage-related and other asset-backed securities as of September 30, 2024.
Securities Lending
Each Fund may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“Agent”). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a “Borrower”).

106

Notes to Financial Statements (Continued)
Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) and/or securities (U.S. Treasury and Agency obligations) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At September 30, 2024, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan and all of the Funds’ cash collateral was invested in the State Street Navigator Securities Lending Government Money Market Portfolio.
Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower (“Borrowing Agreement”), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement.
The Funds employ the Agent to implement their securities lending program and the Agent receives a fee from the Funds for its services. In addition, the Funds may be required to pay a rebate to the Borrower. Accordingly, a Fund’s compensation for lending its securities is reduced by any such fees or rebate paid to the Agent or Borrower, respectively. Income received by the Funds in securities lending transactions during the year ended September 30, 2024, is reflected as securities lending income on the Statement of Operations.
Accounting for Investment Transactions
Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income and realized capital gain distributions are recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.
Foreign Currency Translation
The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.
Foreign Securities
The MM Select T. Rowe Price Real Assets Fund invests a significant amount of its assets in foreign securities. The other Funds may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, public health, and diplomatic risks. In addition, fluctuations in currency exchange rates may favorably or unfavorably affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, less stringent investor protection and disclosure standards, less reliable settlement practices,

107

Notes to Financial Statements (Continued)
greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater volatility in currency exchange rates, and are more susceptible to environmental problems.
Market Risk
The value of a Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock and bond markets can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, public health, and other conditions, as well as investor perceptions of these conditions. A Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.
Federal Income Tax
It is each Fund’s intent to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to U.S. federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for U.S. federal income tax.
Dividends and Distributions to Shareholders
Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.
3.	Investment Advisory Fees and Other Transactions
Investment Advisory Fees and Investment Subadvisers
MML Advisers, a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”), serves as investment adviser to each Fund. Under the investment advisory agreements between MML Advisers and the Trust on behalf of each Fund, MML Advisers is responsible for providing investment management services for each Fund. In return for these services, MML Advisers receives investment advisory fees, based upon each Fund’s average daily net assets, computed and accrued daily and payable monthly, at the annual rates shown in the following table.
MML Advisers has also entered into investment subadvisory agreements for each Fund with the unaffiliated investment subadviser(s) shown in the following table.

Fund	Investment Advisory Fee	Investment Subadviser(s)
Equity Asset Fund	0.18%	J.P. Morgan Investment
		Management Inc.
MM Select T. Rowe Price Bond Asset Fund*,**	0.00%	T. Rowe Price Associates, Inc.
MM Select T. Rowe Price Large Cap Blend Fund***	0.00%	T. Rowe Price Associates, Inc.
MM Select T. Rowe Price Real Assets Fund****	0.00%	T. Rowe Price Associates, Inc.
MM Select T. Rowe Price Small and Mid Cap Blend Fund*****	0.00%	T. Rowe Price Associates, Inc.

*
T. Rowe Price International Ltd serves as a sub-subadviser of the Fund.
**	T. Rowe Price Hong Kong Limited serves as a sub-subadviser of the Fund.
***	Effective May 10, 2024, T. Rowe Price International Ltd serves as a sub-subadviser of the Fund.
****	Effective January 1, 2024, T. Rowe Price Australia Limited replaced T. Rowe Price Japan, Inc. as a sub-subadviser of the Fund.
*****	T. Rowe Price Investment Management, Inc. serves as a sub-subadviser of the Fund.

108

Notes to Financial Statements (Continued)
MML Advisers pays any subadvisory fees to the subadvisers based upon the average daily net assets of the Fund. The Funds’ subadvisory fees, if applicable, are paid monthly by MML Advisers out of the investment advisory fees.
Expense Caps and Waivers
MML Advisers has agreed to cap the fees and expenses of the Funds noted below (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses#, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, based upon the average daily net assets of the Funds, as follows:

Class I
MM Select T. Rowe Price Bond Asset Fund	0.00%
MM Select T. Rowe Price Large Cap Blend Fund	0.00%
MM Select T. Rowe Price Real Assets Fund	0.00%
MM Select T. Rowe Price Small and Mid Cap Blend Fund	0.00%

#
Acquired Fund Fees and Expenses are borne indirectly by a Fund through investments in other pooled investment vehicles.
Expense caps and waiver amounts are reflected as a reduction of expenses on the Statements of Operations.
Rebated Brokerage Commissions
The Funds listed below have entered into agreements with certain brokers whereby the brokers will rebate to the Funds, in cash, a portion of brokerage commissions. Rebated brokerage commissions are amounts earned by the Funds and are included with realized gain or loss on investment transactions presented in the Statements of Operations. For the year ended September 30, 2024, brokerage commissions rebated under these agreements were as follows:

Rebated Commissions
Equity Asset Fund	$ 1,618

Deferred Compensation
Trustees of the Funds who are not officers or employees of MassMutual may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and shall be recorded on the Funds’ books as other liabilities. Deferred compensation is included within Payables for Trustees’ fees and expenses in the Statements of Assets and Liabilities.
Other
Certain officers and trustees of the Funds may also be employees of MassMutual. The compensation of a trustee who is not an employee of MassMutual is borne by the Funds.
The following table shows beneficial ownership of Funds’ shares by related parties at September 30, 2024:

Total % Ownership by Related Party
Equity Asset Fund	100.0%
MM Select T. Rowe Price Bond Asset Fund	100.0%
MM Select T. Rowe Price Large Cap Blend Fund	100.0%
MM Select T. Rowe Price Real Assets Fund	100.0%
MM Select T. Rowe Price Small and Mid Cap Blend Fund	100.0%

109

Notes to Financial Statements (Continued)
4. Purchases and Sales of Investments
Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the year ended September 30, 2024, were as follows:

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
Equity Asset Fund	$—	$87,415,234	$—	$143,993,586
MM Select T. Rowe Price Bond Asset Fund	711,615,250	233,118,879	774,964,102	259,416,857
MM Select T. Rowe Price Large Cap Blend Fund	—	1,708,172,868	—	2,151,427,592
MM Select T. Rowe Price Real Assets Fund	—	181,180,986	—	237,449,035
MM Select T. Rowe Price Small and Mid Cap Blend Fund	—	301,245,049	—	564,014,987

The Funds may purchase from, or sell securities to, other affiliated Funds under procedures adopted by the Trustees. These procedures have been designed to ensure that cross trades conducted by the Funds comply with Rule 17a-7 under the 1940 Act. The cross trades disclosed in the table below are included within the respective purchases and sales amounts shown in the table above, as applicable.

	Purchases	Sales	Realized Gains/(Losses)
MM Select T. Rowe Price Real Assets Fund	$ —	$ 48,501	$ (837)

5.	Capital Share Transactions
Changes in shares outstanding for each Fund were as follows:

	Year Ended September 30, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Equity Asset Fund Class I
Sold	5,832,153	$45,936,959	9,717,513	$ 69,221,978
Issued as reinvestment of dividends	5,229,447	37,390,545	6,811,390	45,772,541
Redeemed	(13,541,319)	(107,729,684)	(21,728,926)	(159,379,140)
Net increase (decrease)	(2,479,719)	$(24,402,180)	(5,200,023)	$(44,384,621)
MM Select T. Rowe Price Bond Asset Fund Class I
Sold	15,012,487	$129,145,959	11,844,443	$99,640,280
Issued as reinvestment of dividends	1,574,231	13,333,740	4,099,167	34,514,988
Redeemed	(30,087,727)	(258,295,541)	(8,725,147)	(73,553,690)
Net increase (decrease)	(13,501,009)	$(115,815,842)	7,218,463	$60,601,578
MM Select T. Rowe Price Large Cap Blend Fund Class I
Sold	58,800,101	$863,742,886	22,013,692	$256,048,211
Issued as reinvestment of dividends	4,541,084	59,397,377	19,045,963	210,457,886
Redeemed	(89,832,109)	(1,340,962,627)	(28,160,886)	(338,827,030)
Net increase (decrease)	(26,490,924)	$(417,822,364)	12,898,769	$127,679,067

110

Notes to Financial Statements (Continued)

	Year Ended September 30, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
MM Select T. Rowe Price Real Assets Fund Class I
Sold	7,244,734	$82,119,775	10,615,425	$117,904,513
Issued as reinvestment of dividends	740,520	8,130,907	1,619,964	18,111,194
Redeemed	(13,221,691)	(155,599,361)	(2,120,879)	(23,524,048)
Net increase (decrease)	(5,236,437)	$(65,348,679)	10,114,510	$112,491,659
MM Select T. Rowe Price Small and Mid Cap Blend Fund Class I
Sold	6,131,886	$77,175,855	6,008,005	$ 70,412,645
Issued as reinvestment of dividends	2,788,113	33,764,050	4,698,002	53,463,266
Redeemed	(27,025,158)	(351,837,623)	(8,274,777)	(97,285,346)
Net increase (decrease)	(18,105,159)	$(240,897,718)	2,431,230	$26,590,565

6.	Federal Income Tax Information
At September 30, 2024, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a U.S. federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Equity Asset Fund	$216,890,579	$102,529,454	$(2,470,391)	$100,059,063
MM Select T. Rowe Price Bond Asset Fund	543,472,818	12,714,897	(17,107,772)	(4,392,875)
MM Select T. Rowe Price Large Cap Blend Fund	1,998,750,244	473,709,098	(29,389,066)	444,320,032
MM Select T. Rowe Price Real Assets Fund	295,144,934	35,527,341	(6,783,291)	28,744,050
MM Select T. Rowe Price Small and Mid Cap Blend Fund	536,521,336	108,944,880	(24,379,937)	84,564,943

Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years. Capital losses may be carried forward indefinitely, and retain the character of the original loss.
At September 30, 2024, the following Fund(s) had accumulated capital loss carryforwards:

	Short Term Capital Loss Carryforward	Long Term Capital Loss Carryforward
MM Select T. Rowe Price Bond Asset Fund	$(32,590,912)	$(61,617,548)

Generally accepted accounting principles in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.

111

Notes to Financial Statements (Continued)
The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended September 30, 2024, was as follows:

	Ordinary Income	Long Term Capital Gain
Equity Asset Fund	$4,585,220	$ 32,805,325
MM Select T. Rowe Price Bond Asset Fund	13,333,740	—
MM Select T. Rowe Price Large Cap Blend Fund	40,300,513	19,096,864
MM Select T. Rowe Price Real Assets Fund	5,999,902	2,131,005
MM Select T. Rowe Price Small and Mid Cap Blend Fund	11,124,076	22,639,974

The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended September 30, 2023, was as follows:

	Ordinary Income	Long Term Capital Gain
Equity Asset Fund	$4,443,157	$41,329,384
MM Select T. Rowe Price Bond Asset Fund	34,514,988	—
MM Select T. Rowe Price Large Cap Blend Fund	16,054,012	194,403,874
MM Select T. Rowe Price Real Assets Fund	6,780,212	11,330,982
MM Select T. Rowe Price Small and Mid Cap Blend Fund	5,814,176	47,649,090

Capital accounts within the financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At September 30, 2024, temporary book and tax accounting differences were primarily attributable to the deferral of wash sale losses, deferred trustee compensation, and other temporary basis adjustments.
At September 30, 2024, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total
Equity Asset Fund	$5,160,867	$34,783,878	$(25,348)	$100,059,063	$139,978,460
MM Select T. Rowe Price Bond Asset Fund	12,297,866	(94,208,460)	(12,089)	(4,353,317)	(86,276,000)
MM Select T. Rowe Price Large Cap Blend Fund	73,288,736	349,025,989	(24,521)	444,323,846	866,614,050
MM Select T. Rowe Price Real Assets Fund	11,505,094	4,082,845	(1,664)	28,708,461	44,294,736
MM Select T. Rowe Price Small and Mid Cap Blend Fund	17,186,714	96,494,064	(11,660)	84,566,416	198,235,534

The Funds did not have any unrecognized tax benefits at September 30, 2024, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the year ended September 30, 2024, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest.

112

Notes to Financial Statements (Continued)
7.	Indemnifications
Under the Funds’ organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.
8.	New Accounting Pronouncements
In December 2022, FASB issued Accounting Standards Update 2022-06, “Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848” (“ASU 2022-06”). ASU 2022-06 is an update of ASU 2020-04, which responded to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. ASU 2022-06 defers the sunset date provision included in Topic 848. The amendments in this update are effective immediately through December 31, 2024, for all entities. Management has evaluated ASU 2022-06 and there is no material impact on the financial statements.
9.	Upcoming Fund Liquidation
The Trustees have approved a Plan of Liquidation and Termination pursuant to which it is expected that the Equity Asset Fund (the “Fund”) will be dissolved. Effective on or about January 24, 2025 (the “Termination Date”), shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

113

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of MassMutual Select Funds and Shareholders of MM Equity Asset Fund, MassMutual Select T. Rowe Price Bond Asset Fund, MassMutual Select T. Rowe Price Large Cap Blend Fund, MassMutual Select T. Rowe Price Real Assets Fund, and MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of MM Equity Asset Fund, MassMutual Select T. Rowe Price Bond Asset Fund, MassMutual Select T. Rowe Price Large Cap Blend Fund, MassMutual Select T. Rowe Price Real Assets Fund, and MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund (the “Funds”), each a fund of MassMutual Select Funds, including the portfolios of investments, as of September 30, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds, as of September 30, 2024, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian, brokers and agent banks; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
November 26, 2024
We have served as the auditor of one or more MassMutual investment companies since 1995.

114

Federal Tax Information (Unaudited)

Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Dividend Income
Under Section 854(b)(2) of the Code, the Fund(s) hereby designate the maximum amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the year ended September 30, 2024.
The Fund(s) intend to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in the Treasury Regulations §1.163(j)-1(b).

115

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.

116

Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.

117

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

118

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Trustees’ Approval of Investment Advisory Contracts
At their meetings in May and June 2024, the Contract Committee (the “Committee”) and the Trustees, including the Trustees who are not “interested persons” (as such term is defined in the 1940 Act) of the Trust, MML Advisers, or the subadvisers (the “Independent Trustees”), considered and re-approved the existing advisory and subadvisory agreements (collectively, the “Contracts”) for each of the Equity Asset Fund, MM Select T. Rowe Price Bond Asset Fund, MM Select T. Rowe Price Large Cap Blend Fund, MM Select T. Rowe Price Real Assets Fund, and MM Select T. Rowe Price Small and Mid Cap Blend Fund, as applicable. In preparation for the meetings, the Trustees requested, and MML Advisers and the subadvisers provided in advance, certain materials relevant to the consideration of the Contracts (the “Meeting Materials”). In all of their deliberations, the Trustees were advised by independent counsel.
The Committee received in advance of the meetings (i) a memorandum from MML Advisers discussing the nature and quality of the services it provides as investment adviser to the Funds; (ii) a profitability analysis prepared by MML Advisers; and (iii) a fee and performance study report (the “Third-Party Report”) with respect to each Fund prepared by an independent third-party vendor (the “Third-Party”). The Third-Party Report provided detailed comparative advisory fee, total expense, and performance information for each Fund to assist the Committee in its evaluation of the Contracts. The Committee also considered information presented to it throughout the year regarding MML Advisers and each of the subadvisers.
The Committee considered the nature, scope, and quality of services MML Advisers provides to the Funds, including: (i) the financial condition, stability, and business strategy of MML Advisers; (ii) the capabilities of MML Advisers with respect to regulatory compliance and its ability to monitor compliance with the investment policies of the Funds; (iii) MML Advisers’ ability to provide investment oversight and provide for administrative and shareholder services to the Funds; and (iv) the experience and qualifications of the personnel of MML Advisers that perform, or oversee the performance of, the services provided to the Funds, and the needs of the Funds for administrative and shareholder services. The Committee noted that it had received in the Meeting Materials or during the course of the past year: (i) detailed information regarding MML Advisers’ ability to provide investment oversight and provide for administrative and shareholder services to the Funds; and (ii) a wide range of information about the subadvisers and their personnel with responsibility for providing services to the Funds, as applicable, and the fees payable to each subadviser by MML Advisers. MML Advisers reviewed with the Committee in detail the work MML Advisers does in its oversight roles, the expertise it brings to these roles, the size of its teams, and the financial commitment it has made to provide those services.
The Committee then reviewed and considered, for each Fund separately, the detailed information presented in the Third-Party Report regarding: (i) Fund expenses, including, among other things, both the Fund’s net advisory fee and total net expense ratio against peer funds; and (ii) the Fund’s relative performance (over various time periods against funds in its “category” and a benchmark index). In connection with the Committee’s review, MML Advisers provided commentary and analysis regarding each Fund’s expenses and performance and a recommendation as to the action to be taken by the Committee. Throughout the discussion, MML Advisers responded to Committee members’ questions and provided additional information concerning each Fund.
The Committee reviewed the expense and performance information for each Fund. (References to any performance periods are to periods ended December 31, 2023, except as otherwise noted. In all cases, the comparative expense information is that of a Fund’s “peer group” and the comparative performance information is that of a Fund’s “performance category.”)
The Committee considered that the total net expense ratios and net advisory fees for all of the Funds were in the top ten percent of their peer groups.
The Committee determined on the basis of these factors that the levels of the Funds’ net advisory fees, in light of the total net expenses of the Funds generally, were consistent with the continuation of the Contracts.
The Committee considered that each of the Funds achieved three-year investment performance above the medians of their performance categories, except the MM Select T. Rowe Price Real Assets Fund.
As to the MM Select T. Rowe Price Real Assets Fund, the Committee considered that, although the Fund had performed less favorably than the top two-thirds of its performance category for the three-year period, the Fund’s relative performance had improved for the one-year period so as to be within the top two-thirds. In this regard, the Committee considered, among other things, MML Advisers’ statements that, with respect to the MM Select T. Rowe Price Real Assets Fund, underperformance in 2022 contributed to the unfavorable three-year performance, driven by certain factors such as sector exposure.
The Committee determined on the basis of these factors and on other factors and information considered by the Committee that the Funds’ performance, for the various periods presented, were generally consistent with the continuation of the Contracts.
The Committee also reviewed and considered information included in the Meeting Materials, or discussed at the meeting and during the course of the year, concerning economies of scale and the profitability of MML Advisers’ advisory relationship with the

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various Funds, including: (i) a description of MML Advisers’ revenues from the Funds (including advisory fees and administrative and shareholder services fees, as applicable) and the expense allocation methodology employed by MML Advisers; and (ii) profitability information with respect to each individual Fund. The discussions included consideration of the intangible benefits derived by MML Advisers and its affiliates resulting from their relationships with the Funds and any so-called “fallout benefits” to MML Advisers (which were not considered to be substantial in any event), such as any reputational value derived from serving as investment adviser to the Funds, and benefits accruing to subadvisers (including sub-subadvisers, as applicable) due to so-called “soft-dollar arrangements.”
Prior to the votes being taken to approve the Contracts, the Committee met separately in executive session to discuss the appropriateness of such contracts. The Committee weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Committee did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.
As to each of the Funds, the Committee concluded that: (i) it was satisfied with the nature, extent, and quality of services provided, and expected to be provided in the future, under the Contracts, including the level of MML Advisers’ oversight of each Fund and the subadvisory process; (ii) MML Advisers’ levels of profitability from its relationship with the various Funds are not excessive and the advisory fees payable under the advisory agreements and each Fund’s total net expenses are fair and reasonable; (iii) the investment processes, research capabilities, and philosophies of the subadvisers appear well suited to the Funds, as applicable, given their investment objectives and policies; (iv) either the relative or absolute performance of a Fund (in each case, taking into account the applicable investment strategy and risk profile of the Fund), or the steps MML Advisers has proposed in respect of the underperformance of a Fund, are sufficient to warrant continuation of the Contracts for each of the Funds; and (v) the terms of the Contracts are fair and reasonable with respect to each Fund and are in the best interests of each Fund’s shareholders.

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Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-CSR, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics (Item 2) - Attached.

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 (17 CFR 240.10D-1) - Not applicable.

(a)(3) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) –Not applicable.

(a)(5) Change in Registrant’s independent public accountant –Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the 1940 Act (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MassMutual Select Funds

By (Signature and Title)	/s/ Douglas Steele
Douglas Steele, President and Principal Executive Officer

Date	11/27/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Douglas Steele
Douglas Steele, President and Principal Executive Officer

Date	11/27/2024

By (Signature and Title)	/s/ Renée Hitchcock
Renée Hitchcock, Treasurer and Principal Financial Officer

Date	11/27/2024